UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03990

Northwestern Mutual Series Fund, Inc.
(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,
Milwaukee Wisconsin 53202
(Address of principal executive offices) (Zip code)

Linda L. Wisniewski, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.
(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444
Date of fiscal year end: December 31
Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.           Reports to Stockholders.

(a):

ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Aggressive Portfolio	$14	0.26%

Portfolio Statistics

  Total Net Assets (000's)$87,104
  # of Portfolio Holdings (Derivatives not included, if applicable)26
  Portfolio Turnover Rate25%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
iShares Core S&P 500 ETF	10.3%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	8.9%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	7.5%
iShares Core MSCI EAFE ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.3%
iShares Core U.S. Aggregate Bond ETF	5.4%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	4.5%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	4.3%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
51.3%
Foreign Equity
26.8%
Fixed Income
17.4%
Commodities
0.8%
Short-Term Investments & Other Net Assets
3.7%
0%
10%
20%
30%
40%
50%
60%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.7%
Commodities	0.8%
Fixed Income	17.4%
Foreign Equity	26.8%
Domestic Equity	51.3%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

ACTIVE/PASSIVE VERY AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Very Aggressive Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Very Aggressive Portfolio	$13	0.25%

Portfolio Statistics

  Total Net Assets (000's)$97,128
  # of Portfolio Holdings (Derivatives not included, if applicable)22
  Portfolio Turnover Rate29%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
iShares Core S&P 500 ETF	12.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	9.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.7%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	7.0%
iShares Core MSCI EAFE ETF	7.0%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	5.4%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	5.2%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	5.2%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	5.2%
Invesco S&P 500 Equal Weight ETF	5.2%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
61.9%
Foreign Equity
33.8%
Commodities
0.6%
Short-Term Investments & Other Net Assets
3.7%
0%
10%
20%
30%
40%
50%
60%
70%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.7%
Commodities	0.6%
Foreign Equity	33.8%
Domestic Equity	61.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE VERY AGGRESSIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Conservative Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Conservative Portfolio	$14	0.27%

Portfolio Statistics

  Total Net Assets (000's)$34,233
  # of Portfolio Holdings (Derivatives not included, if applicable)25
  Portfolio Turnover Rate20%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	29.2%
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	24.0%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	10.5%
State Street SPDR Portfolio Long Term Treasury ETF	4.9%
iShares Core S&P 500 ETF	2.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	2.5%
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	2.5%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	1.6%
State Street SPDR Dow Jones REIT ETF	1.5%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
71.2%
Domestic Equity
16.7%
Foreign Equity
8.2%
Commodities
0.4%
Short-Term Investments & Other Net Assets
3.5%
0%
20%
40%
60%
80%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.5%
Commodities	0.4%
Foreign Equity	8.2%
Domestic Equity	16.7%
Fixed Income	71.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE CONSERVATIVE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

ACTIVE/PASSIVE MODERATE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Moderate Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Moderate Portfolio	$7	0.14%

Portfolio Statistics

  Total Net Assets (000's)$319,768
  # of Portfolio Holdings (Derivatives not included, if applicable)27
  Portfolio Turnover Rate8%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	17.9%
iShares Core S&P 500 ETF	9.3%
iShares Core U.S. Aggregate Bond ETF	6.7%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	6.2%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	5.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.6%
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	3.8%
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	3.8%
Invesco S&P 500 Equal Weight ETF	3.7%
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3.7%

Asset Type Weightings (% of net assets)

% Weighting
Domestic Equity
43.4%
Fixed Income
32.4%
Foreign Equity
19.8%
Commodities
0.5%
Short-Term Investments & Other Net Assets
3.9%
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.9%
Commodities	0.5%
Foreign Equity	19.8%
Fixed Income	32.4%
Domestic Equity	43.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE MODERATE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

ACTIVE/PASSIVE BALANCED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Active/Passive Balanced Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active/Passive Balanced Portfolio	$6	0.11%

Portfolio Statistics

  Total Net Assets (000's)$2,023,029
  # of Portfolio Holdings (Derivatives not included, if applicable)27
  Portfolio Turnover Rate5%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	24.9%
iShares Core U.S. Aggregate Bond ETF	13.1%
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio	7.5%
iShares Core S&P 500 ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	4.8%
Northwestern Mutual Series Fund, Inc., International Equity Portfolio	4.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	3.3%
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio	3.2%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.1%
Northwestern Mutual Series Fund, Inc., International Growth Portfolio	2.6%

Asset Type Weightings (% of net assets)

% Weighting
Fixed Income
Domestic Equity
Foreign Equity
Commodities
Short-Term Investments & Other Net Assets
51.8%
30.1%
14.1%
0.5%
3.5%
0%
10%
20%
30%
40%
50%
60%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.5%
Commodities	0.5%
Foreign Equity	14.1%
Domestic Equity	30.1%
Fixed Income	51.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

ACTIVE/PASSIVE BALANCED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

DOMESTIC EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Domestic Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Domestic Equity Portfolio	$26	0.49%

Portfolio Statistics

  Total Net Assets (000's)$1,260,830
  # of Portfolio Holdings (Derivatives not included, if applicable)67
  Portfolio Turnover Rate28%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Citigroup, Inc.	3.9%
Amazon.com, Inc.	3.8%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Exxon Mobil Corp.	2.6%
Philip Morris International, Inc.	2.4%
The Coca-Cola Co.	2.3%
Advanced Micro Devices, Inc.	2.2%

Sector Weightings (% of net assets)

% Weighting
Information Technology
20.1%
Financials
18.2%
Health Care
14.4%
Industrials
11.7%
Consumer Discretionary
8.6%
Consumer Staples
8.4%
Energy
5.8%
Materials
5.2%
Utilities
3.8%
Real Estate
1.9%
Communication Services
0.9%
Short-Term Investments & Other Net Assets
1.0%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.0%
Communication Services	0.9%
Real Estate	1.9%
Utilities	3.8%
Materials	5.2%
Energy	5.8%
Consumer Staples	8.4%
Consumer Discretionary	8.6%
Industrials	11.7%
Health Care	14.4%
Financials	18.2%
Information Technology	20.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

DOMESTIC EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

EMERGING MARKETS EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Emerging Markets Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Portfolio	$44	0.77%

Portfolio Statistics

  Total Net Assets (000's)$1,543,063
  # of Portfolio Holdings (Derivatives not included, if applicable)71
  Portfolio Turnover Rate29%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Samsung Electronics Co., Ltd., Various	10.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	9.9%
SK Hynix, Inc.	8.7%
MediaTek, Inc.	4.4%
Tencent Holdings, Ltd.	4.2%
Grupo Mexico SAB de CV	3.2%
HDFC Bank, Ltd.	3.1%
NAURA Technology Group Co., Ltd. - Class A	2.9%
Contemporary Amperex Technology Co., Ltd. - Class A	2.4%
Chroma ATE, Inc.	2.4%

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.1%
Real Estate	1.8%
Utilities	1.9%
Energy	2.1%
Consumer Staples	2.3%
Health Care	2.3%
Materials	4.5%
Consumer Discretionary	4.8%
Communication Services	6.8%
Industrials	10.1%
Financials	16.6%
Information Technology	45.7%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	22.1%
India	10.4%
China	19.1%
Taiwan	22.5%
South Korea	24.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EMERGING MARKETS EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

EQUITY INCOME PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Equity Income Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio	$30	0.57%

Portfolio Statistics

  Total Net Assets (000's)$826,555
  # of Portfolio Holdings (Derivatives not included, if applicable)117
  Portfolio Turnover Rate22%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
The Southern Co., Various	2.2%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
Citigroup, Inc.	1.8%
QUALCOMM, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
TotalEnergies SE, Various	1.7%

Sector Weightings (% of net assets)

% Weighting
Financials 19.5%
Information Technology 16.7%
Industrials 13.8%
Health Care 13.0%
Energy 8.4%
Consumer Discretionary 7.4%
Consumer Staples 6.6%
Utilities 5.7%
Real Estate 3.0%
Materials 3.0%
Communication Services 2.6%
Short-Term Investments & Other Net Assets 0.3%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.3%
Communication Services	2.6%
Materials	3.0%
Real Estate	3.0%
Utilities	5.7%
Consumer Staples	6.6%
Consumer Discretionary	7.4%
Energy	8.4%
Health Care	13.0%
Industrials	13.8%
Information Technology	16.7%
Financials	19.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

EQUITY INCOME PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

FOCUSED APPRECIATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Focused Appreciation Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focused Appreciation Portfolio	$29	0.60%

Portfolio Statistics

  Total Net Assets (000's)$1,434,485
  # of Portfolio Holdings (Derivatives not included, if applicable)34
  Portfolio Turnover Rate2%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	12.6%
Alphabet, Inc., Various	10.6%
Tesla, Inc.	8.4%
Meta Platforms, Inc. - Class A	6.4%
Amazon.com, Inc.	5.9%
Visa, Inc. - Class A	4.9%
The Boeing Co.	4.8%
Microsoft Corp.	4.5%
Netflix, Inc.	4.2%
Monster Beverage Corp.	3.7%

Sector Weightings (% of net assets)

% Weighting
Information Technology
27.0%
Communication Services
23.3%
Consumer Discretionary
17.3%
Health Care
11.5%
Industrials
7.5%
Financials
7.4%
Consumer Staples
3.8%
Short-Term Investments & Other Net Assets
2.2%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	2.2%
Consumer Staples	3.8%
Financials	7.4%
Industrials	7.5%
Health Care	11.5%
Consumer Discretionary	17.3%
Communication Services	23.3%
Information Technology	27.0%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

FOCUSED APPRECIATION PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

GOVERNMENT MONEY MARKET PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Government Money Market Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$17	0.34%

Portfolio Statistics

  Total Net Assets (000's)$482,500
  # of Portfolio Holdings (Derivatives not included, if applicable)168

What did the Portfolio invest in? (Derivatives not included, if applicable)

Asset Type Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-1.0%
Repurchase Agreements	37.7%
US Government & Agencies	63.3%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GOVERNMENT MONEY MARKET PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Stock Portfolio	$21	0.42%

Portfolio Statistics

  Total Net Assets (000's)$1,455,300
  # of Portfolio Holdings (Derivatives not included, if applicable)61
  Portfolio Turnover Rate14%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	17.3%
Alphabet, Inc., Various	8.4%
Broadcom, Inc.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	4.8%
Meta Platforms, Inc. - Class A	4.3%
Samsung Electronics Co., Ltd., GDR	4.2%
Amazon.com, Inc.	3.9%
Eli Lilly & Co.	3.3%
Carvana Co.	3.2%

Sector Weightings (% of net assets)

% Weighting
Information Technology
52.7%
Communication Services
15.1%
Consumer Discretionary
12.5%
Financials
7.2%
Health Care
6.0%
Industrials
5.1%
Utilities
0.4%
Materials
0.4%
Short-Term Investments & Other Net Assets
0.6%
0%
10%
20%
30%
40%
50%
60%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.6%
Materials	0.4%
Utilities	0.4%
Industrials	5.1%
Health Care	6.0%
Financials	7.2%
Consumer Discretionary	12.5%
Communication Services	15.1%
Information Technology	52.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

HIGH YIELD BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Portfolio	$23	0.45%

Portfolio Statistics

  Total Net Assets (000's)$710,571
  # of Portfolio Holdings (Derivatives not included, if applicable)509
  Portfolio Turnover Rate17%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
CCO Holdings LLC / CCO Holdings Capital Corp., Various	2.0%
TransDigm, Inc., Various	1.7%
HUB International, Ltd., Various	1.6%
Venture Global Plaquemines LNG LLC, Various	1.2%
Cloud Software Group, Inc., Various	1.2%
NRG Energy, Inc., Various	1.1%
Ford Motor Credit Co. LLC, Various	1.1%
Ardonagh Group Finance, Ltd., 8.875%, 2/15/32	1.0%
1011778 BC ULC / New Red Finance, Inc., Various	1.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., Various	1.0%

Sector Weightings (% of net assets)

% Weighting
Consumer, Cyclical
17.4%
Consumer, Non-Cyclical
15.1%
Financial
11.9%
Communications
11.7%
Industrial
11.4%
Technology
11.1%
Energy
10.8%
Basic Materials
4.1%
Utilities
2.7%
Diversified
0.3%
Communication Services
0.0%
Short-Term Investments & Other Net Assets
3.5%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.5%
Communication Services	0.0%
Diversified	0.3%
Utilities	2.7%
Basic Materials	4.1%
Energy	10.8%
Technology	11.1%
Industrial	11.4%
Communications	11.7%
Financial	11.9%
Consumer, Non-Cyclical	15.1%
Consumer, Cyclical	17.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

HIGH YIELD BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

INDEX 400 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Index 400 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 400 Stock Portfolio	$13	0.24%

Portfolio Statistics

  Total Net Assets (000's)$1,703,294
  # of Portfolio Holdings (Derivatives not included, if applicable)402
  Portfolio Turnover Rate8%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Twilio, Inc.	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
Entegris, Inc.	0.7%
nVent Electric PLC	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Weightings (% of net assets)

% Weighting
Industrials 25.4%
Information Technology 15.3%
Financials 14.6%
Consumer Discretionary 10.5%
Health Care 8.6%
Real Estate 6.6%
Materials 6.3%
Energy 4.3%
Consumer Staples 3.1%
Utilities 3.0%
Communication Services 1.5%
Short-Term Investments & Other Net Assets 0.8%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.8%
Communication Services	1.5%
Utilities	3.0%
Consumer Staples	3.1%
Energy	4.3%
Materials	6.3%
Real Estate	6.6%
Health Care	8.6%
Consumer Discretionary	10.5%
Financials	14.6%
Information Technology	15.3%
Industrials	25.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 400 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

INDEX 500 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Index 500 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 500 Stock Portfolio	$10	0.19%

Portfolio Statistics

  Total Net Assets (000's)$8,146,936
  # of Portfolio Holdings (Derivatives not included, if applicable)504
  Portfolio Turnover Rate1%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc., Various	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

Sector Weightings (% of net assets)

% Weighting
Information Technology
37.8%
Financials
11.7%
Communication Services
9.6%
Consumer Discretionary
9.3%
Industrials
8.9%
Health Care
8.9%
Consumer Staples
4.5%
Energy
3.0%
Utilities
2.2%
Materials
1.8%
Real Estate
1.8%
Short-Term Investments & Other Net Assets
0.5%
0%
10%
20%
30%
40%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.5%
Real Estate	1.8%
Materials	1.8%
Utilities	2.2%
Energy	3.0%
Consumer Staples	4.5%
Health Care	8.9%
Industrials	8.9%
Consumer Discretionary	9.3%
Communication Services	9.6%
Financials	11.7%
Information Technology	37.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 500 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

INDEX 600 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Index 600 Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Index 600 Stock Portfolio	$14	0.26%

Portfolio Statistics

  Total Net Assets (000's)$618,483
  # of Portfolio Holdings (Derivatives not included, if applicable)605
  Portfolio Turnover Rate14%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
FormFactor, Inc.	0.7%
ViaSat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%

Sector Weightings (% of net assets)

% Weighting
Financials
Industrials
Information Technology
Consumer Discretionary
Health Care
Real Estate
Energy
Materials
Communication Services
Consumer Staples
Utilities
Short-Term Investments & Other Net Assets
18.1%
17.0%
14.2%
13.8%
12.2%
6.3%
4.9%
4.3%
3.5%
3.3%
2.0%
0.4%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.4%
Utilities	2.0%
Consumer Staples	3.3%
Communication Services	3.5%
Materials	4.3%
Energy	4.9%
Real Estate	6.3%
Health Care	12.2%
Consumer Discretionary	13.8%
Information Technology	14.2%
Industrials	17.0%
Financials	18.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INDEX 600 STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

INFLATION MANAGED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Managed Portfolio	$22	0.45%

Portfolio Statistics

  Total Net Assets (000's)$424,305
  # of Portfolio Holdings (Derivatives not included, if applicable)206
  Portfolio Turnover Rate64%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Inflation Index Bond, Various	50.5%
Federal Home Loan Mortgage Corp., Various	2.2%
Government National Mortgage Association, 5%, 8/20/53	1.2%
Capital One Financial Corp., Various	1.0%
Federal National Mortgage Association, 5.5%, 12/1/55	0.9%
Fastnet Funding Co. LLC	0.9%
Aquitaine Funding Co. LLC	0.9%
Oracle Corp., Various	0.8%
The Goldman Sachs Group, Inc., Various	0.8%
Santander Mortgage Asset Receivables Trust, Series 2026-NQM4, Class A1, 5.49%, 5/25/66	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Governments
50.6%
Structured Products
26.6%
Corporate Bonds
19.4%
Municipal Bonds
0.3%
Short-Term Investments & Other Net Assets
3.1%
0%
10%
20%
30%
40%
50%
60%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.1%
Municipal Bonds	0.3%
Corporate Bonds	19.4%
Structured Products	26.6%
Governments	50.6%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INFLATION MANAGED PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

INTERNATIONAL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Equity Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Portfolio	$35	0.67%

Portfolio Statistics

  Total Net Assets (000's)$2,553,628
  # of Portfolio Holdings (Derivatives not included, if applicable)88
  Portfolio Turnover Rate9%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
BNP Paribas SA	3.6%
Johnson Controls International PLC	3.5%
Infineon Technologies AG	3.0%
SK Hynix, Inc.	2.9%
Banco Santander SA	2.9%
Barclays PLC	2.7%
GSK PLC	2.4%
UBS Group AG	2.4%
Itau Unibanco Holding SA	2.3%

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.1%
Utilities	0.4%
Real Estate	1.0%
Energy	4.6%
Communication Services	4.6%
Consumer Staples	6.1%
Materials	6.2%
Consumer Discretionary	7.9%
Industrials	11.8%
Health Care	12.8%
Information Technology	16.6%
Financials	26.9%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	33.9%
Switzerland	5.1%
South Korea	5.5%
France	7.0%
Japan	7.7%
Germany	9.4%
United Kingdom	12.4%
United States	17.9%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL EQUITY PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

INTERNATIONAL GROWTH PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Portfolio	$32	0.61%

Portfolio Statistics

  Total Net Assets (000's)$1,249,121
  # of Portfolio Holdings (Derivatives not included, if applicable)59
  Portfolio Turnover Rate33%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
ASML Holding NV	11.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
GE Vernova, Inc.	4.1%
Schneider Electric SE	3.7%
Rolls-Royce Holdings PLC	3.6%
Safran SA	3.2%
Airbus SE	3.1%
Advantest Corp.	3.0%
BAE Systems PLC	2.8%
ABB, Ltd.	2.8%

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.5%
Consumer Staples	0.9%
Health Care	3.0%
Consumer Discretionary	6.2%
Financials	7.2%
Materials	11.1%
Information Technology	27.9%
Industrials	42.2%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	9.0%
Taiwan	5.0%
Switzerland	6.6%
Sweden	9.6%
France	9.9%
United Kingdom	11.8%
Netherlands	12.6%
Japan	15.3%
United States	18.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

INTERNATIONAL GROWTH PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

LARGE CAP BLEND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Large Cap Blend Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Blend Portfolio	$36	0.72%

Portfolio Statistics

  Total Net Assets (000's)$176,093
  # of Portfolio Holdings (Derivatives not included, if applicable)64
  Portfolio Turnover Rate30%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.9%
Alphabet, Inc. - Class A	6.8%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.3%
Micron Technology, Inc.	3.2%
Mastercard, Inc. - Class A	2.9%
Wells Fargo & Co.	2.5%
American Express Co.	2.4%

Sector Weightings (% of net assets)

% Weighting
Information Technology
35.1%
Financials
14.8%
Communication Services
11.6%
Consumer Discretionary
11.2%
Health Care
8.2%
Industrials
6.8%
Utilities
4.1%
Energy
3.0%
Consumer Staples
2.4%
Materials
0.8%
Real Estate
0.7%
Short-Term Investments & Other Net Assets
1.3%
0%
5%
10%
15%
20%
25%
30%
35%
40%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.3%
Real Estate	0.7%
Materials	0.8%
Consumer Staples	2.4%
Energy	3.0%
Utilities	4.1%
Industrials	6.8%
Health Care	8.2%
Consumer Discretionary	11.2%
Communication Services	11.6%
Financials	14.8%
Information Technology	35.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP BLEND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

LARGE CAP CORE STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Large Cap Core Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Stock Portfolio	$22	0.43%

Portfolio Statistics

  Total Net Assets (000's)$861,383
  # of Portfolio Holdings (Derivatives not included, if applicable)150
  Portfolio Turnover Rate47%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
NVIDIA Corp.	8.6%
Apple, Inc.	5.3%
Alphabet, Inc. - Class A	5.2%
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.3%
Broadcom, Inc.	3.6%
Micron Technology, Inc.	2.6%
Advanced Micro Devices, Inc.	2.2%
The Goldman Sachs Group, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.9%

Sector Weightings (% of net assets)

% Weighting
Information Technology 36.1%
Financials 11.8%
Consumer Discretionary 11.3%
Health Care 9.5%
Industrials 8.1%
Communication Services 7.8%
Consumer Staples 5.7%
Energy 3.9%
Utilities 2.8%
Materials 1.9%
Real Estate 0.9%
Short-Term Investments & Other Net Assets 0.2%
0%
10%
20%
30%
40%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.2%
Real Estate	0.9%
Materials	1.9%
Utilities	2.8%
Energy	3.9%
Consumer Staples	5.7%
Communication Services	7.8%
Industrials	8.1%
Health Care	9.5%
Consumer Discretionary	11.3%
Financials	11.8%
Information Technology	36.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE CAP CORE STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

LARGE COMPANY VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Company Value Portfolio	$38	0.74%

Portfolio Statistics

  Total Net Assets (000's)$179,133
  # of Portfolio Holdings (Derivatives not included, if applicable)49
  Portfolio Turnover Rate40%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Marsh & McLennan Cos., Inc.	4.0%
Microsoft Corp.	3.7%
Duke Energy Corp.	3.5%
Berkshire Hathaway, Inc. - Class B	3.4%
Johnson & Johnson	3.2%
Amazon.com, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Becton Dickinson and Co.	3.2%
Enterprise Products Partners LP	2.7%
BlackRock, Inc.	2.7%

Sector Weightings (% of net assets)

% Weighting
Financials
22.1%
Health Care
16.2%
Consumer Staples
12.3%
Information Technology
12.1%
Industrials
11.8%
Energy
7.9%
Materials
5.3%
Utilities
5.1%
Consumer Discretionary
4.4%
Communication Services
1.0%
Short-Term Investments & Other Net Assets
1.8%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.8%
Communication Services	1.0%
Consumer Discretionary	4.4%
Utilities	5.1%
Materials	5.3%
Energy	7.9%
Industrials	11.8%
Information Technology	12.1%
Consumer Staples	12.3%
Health Care	16.2%
Financials	22.1%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LARGE COMPANY VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Long-Term U.S. Government Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long-Term U.S. Government Bond Portfolio	$122	2.46%

Portfolio Statistics

  Total Net Assets (000's)$121,305
  # of Portfolio Holdings (Derivatives not included, if applicable)111
  Portfolio Turnover Rate3%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Bond, Various	119.5%
Uniform Mortgage Backed Security TBA, Various	9.8%
US Treasury Inflation Index Bond, Various	6.3%
US Treasury Note, Various	4.6%
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3%, 8/15/32	1.7%
Federal Home Loan Mortgage Corp., Series 4387, Class AZ, 4%, 9/15/44	1.3%
Federal Home Loan Mortgage Corp., 4.5%, 5/1/54	1.2%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4%, 9/15/54	0.7%
US Treasury Bond Strip Coupon, Various	0.6%
Federal National Mortgage Association, Series 2016-61, Class ML, 3%, 9/25/46	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Governments
Structured Products
Corporate Bonds
Short-Term Investments & Other Net Assets
131.8%
19.3%
0.5%
-51.6%
-50%
0%
50%
100%
150%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-51.6%
Corporate Bonds	0.5%
Structured Products	19.3%
Governments	131.8%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

MID CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Mid Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Stock Portfolio	$28	0.54%

Portfolio Statistics

  Total Net Assets (000's)$1,109,768
  # of Portfolio Holdings (Derivatives not included, if applicable)112
  Portfolio Turnover Rate57%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Datadog, Inc. - Class A	3.0%
Snowflake, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
Astera Labs, Inc.	2.4%
Robinhood Markets, Inc. - Class A	2.2%
Teradyne, Inc.	2.1%
Lumentum Holdings, Inc.	2.1%
Fastenal Co.	2.0%
Rocket Lab Corp.	2.0%
Chipotle Mexican Grill, Inc.	1.9%

Sector Weightings (% of net assets)

% Weighting
Information Technology 33.5%
Industrials 23.6%
Health Care 14.3%
Consumer Discretionary 11.3%
Financials 6.7%
Energy 3.3%
Consumer Staples 2.4%
Communication Services 1.9%
Utilities 1.2%
Real Estate 0.6%
Materials 0.5%
Short-Term Investments & Other Net Assets 0.7%
0%
5%
10%
15%
20%
25%
30%
35%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.7%
Materials	0.5%
Real Estate	0.6%
Utilities	1.2%
Communication Services	1.9%
Consumer Staples	2.4%
Energy	3.3%
Financials	6.7%
Consumer Discretionary	11.3%
Health Care	14.3%
Industrials	23.6%
Information Technology	33.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

MID CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Mid Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Portfolio	$37	0.70%

Portfolio Statistics

  Total Net Assets (000's)$709,763
  # of Portfolio Holdings (Derivatives not included, if applicable)120
  Portfolio Turnover Rate39%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Kimberly-Clark Corp.	2.2%
Commerce Bancshares, Inc.	2.0%
Zimmer Biomet Holdings, Inc.	2.0%
Henry Schein, Inc.	2.0%
Labcorp Holdings, Inc.	1.8%
Evergy, Inc.	1.6%
Packaging Corp. of America	1.6%
Xcel Energy, Inc.	1.6%
Becton Dickinson and Co.	1.6%
Enterprise Products Partners LP	1.6%

Sector Weightings (% of net assets)

% Weighting
Financials
18.4%
Industrials
16.1%
Health Care
14.9%
Utilities
9.7%
Information Technology
9.3%
Energy
7.0%
Real Estate
6.5%
Consumer Staples
6.0%
Materials
4.3%
Consumer Discretionary
4.3%
Communication Services
0.6%
Short-Term Investments & Other Net Assets
2.9%
0%
5%
10%
15%
20%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	2.9%
Communication Services	0.6%
Consumer Discretionary	4.3%
Materials	4.3%
Consumer Staples	6.0%
Real Estate	6.5%
Energy	7.0%
Information Technology	9.3%
Utilities	9.7%
Health Care	14.9%
Industrials	16.1%
Financials	18.4%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MID CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

MULTI-SECTOR BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Multi-Sector Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Bond Portfolio	$38	0.75%

Portfolio Statistics

  Total Net Assets (000's)$1,402,267
  # of Portfolio Holdings (Derivatives not included, if applicable)1,031
  Portfolio Turnover Rate20%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Uniform Mortgage Backed Security TBA, Various	9.5%
Citigroup Global Markets, Inc. Repurchase Agreement, 3.69%, 7/1/26	3.5%
US Treasury Bond, Various	3.3%
Canadian Imperial Bank of Commerce Repurchase Agreement, 2.24%, 7/2/26	2.0%
Saudi Government International Bond, Various	1.9%
Republic of South Africa Government International Bond, Various	1.5%
Colombian TES, Various	1.4%
United Mexican States, Various	1.4%
Abu Dhabi Government International Bond, Various	1.3%
Petroleos Mexicanos, Various	1.3%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
38.7%
Structured Products
33.5%
Governments
25.6%
Bank Loan Obligations
4.5%
Municipal Bonds
0.1%
Common Stocks
0.1%
Convertible Corporate Bonds
0.0%
Warrants
0.0%
Short-Term Investments & Other Net Assets
-2.5%
0%
10%
20%
30%
40%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-2.5%
Warrants	0.0%
Convertible Corporate Bonds	0.0%
Common Stocks	0.1%
Municipal Bonds	0.1%
Bank Loan Obligations	4.5%
Governments	25.6%
Structured Products	33.5%
Corporate Bonds	38.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

MULTI-SECTOR BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

RESEARCH INTERNATIONAL CORE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Research International Core Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Research International Core Portfolio	$34	0.65%

Portfolio Statistics

  Total Net Assets (000's)$1,061,065
  # of Portfolio Holdings (Derivatives not included, if applicable)116
  Portfolio Turnover Rate13%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.8%
Tokyo Electron, Ltd.	2.7%
ASML Holding NV	2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.2%
Novartis AG	2.1%
Hitachi, Ltd.	2.1%
TotalEnergies SE	1.9%
AstraZeneca PLC	1.8%
Linde PLC	1.8%

Sector Weightings (% of net assets)

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	1.9%
Utilities	2.6%
Communication Services	3.5%
Energy	4.1%
Consumer Staples	5.0%
Consumer Discretionary	7.2%
Materials	8.1%
Health Care	10.5%
Information Technology	13.4%
Industrials	17.2%
Financials	26.5%

Investments by Country of Risk (% of net assets)

Table Summary
Value	Value
Other	28.2%
Germany	5.3%
Netherlands	5.8%
France	8.4%
United Kingdom	12.7%
United States	14.2%
Japan	23.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

RESEARCH INTERNATIONAL CORE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

SELECT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Select Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Portfolio	$15	0.31%

Portfolio Statistics

  Total Net Assets (000's)$2,881,962
  # of Portfolio Holdings (Derivatives not included, if applicable)956
  Portfolio Turnover Rate145%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Note, Various	18.3%
Federal National Mortgage Association, Various	13.8%
US Treasury Bond, Various	11.2%
Federal Home Loan Mortgage Corp., Various	7.7%
Government National Mortgage Association, Various	5.0%
The Goldman Sachs Group, Inc., Various	1.5%
Uniform Mortgage Backed Security TBA, Various	1.3%
Morgan Stanley, Various	1.1%
Honeywell Aerospace, Inc., Various	0.7%
Government National Mortgage Association, Series 2025-1, Class GC, 3.5%, 10/20/51	0.7%

Asset Type Weightings (% of net assets)

% Weighting
Structured Products
43.7%
Governments
30.2%
Corporate Bonds
27.4%
Municipal Bonds
0.1%
Short-Term Investments & Other Net Assets
-1.4%
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	-1.4%
Municipal Bonds	0.1%
Corporate Bonds	27.4%
Governments	30.2%
Structured Products	43.7%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SELECT BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

SHORT-TERM BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Short-Term Bond Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Portfolio	$20	0.40%

Portfolio Statistics

  Total Net Assets (000's)$401,024
  # of Portfolio Holdings (Derivatives not included, if applicable)910
  Portfolio Turnover Rate65%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
US Treasury Note, Various	22.5%
Federal National Mortgage Association, Various	3.4%
Federal Home Loan Mortgage Corp., Various	2.4%
Keurig Dr. Pepper, Inc., Various	0.9%
Volkswagen Group of America Finance LLC, Various	0.7%
The Goldman Sachs Group, Inc., Various	0.7%
HCA, Inc., Various	0.7%
SBA Tower Trust, Various	0.6%
Crown Castle, Inc., Various	0.6%
Hyundai Capital America, Various	0.6%

Asset Type Weightings (% of net assets)

% Weighting
Corporate Bonds
39.2%
Structured Products
34.6%
Governments
23.1%
Short-Term Investments & Other Net Assets
3.1%
0%
10%
20%
30%
40%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	3.1%
Governments	23.1%
Structured Products	34.6%
Corporate Bonds	39.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SHORT-TERM BOND PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

SMALL CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Growth Stock Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Stock Portfolio	$31	0.55%

Portfolio Statistics

  Total Net Assets (000's)$899,076
  # of Portfolio Holdings (Derivatives not included, if applicable)186
  Portfolio Turnover Rate54%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
FirstCash Holdings, Inc.	1.3%
Moog, Inc. - Class A	1.2%
MKS, Inc.	1.1%
Marex Group PLC	1.1%
Dave, Inc. - Class A	1.0%
Dorman Products, Inc.	1.0%
Alignment Healthcare, Inc.	1.0%
Ensign Group, Inc.	1.0%
Casella Waste Systems, Inc. - Class A	1.0%
MYR Group, Inc.	1.0%

Sector Weightings (% of net assets)

% Weighting
Health Care
28.5%
Information Technology
21.2%
Industrials
19.9%
Financials
8.2%
Consumer Discretionary
7.9%
Materials
3.6%
Energy
3.5%
Consumer Staples
3.1%
Real Estate
1.5%
Communication Services
1.4%
Utilities
0.6%
Investment Companies
0.3%
Short-Term Investments & Other Net Assets
0.3%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	0.3%
Investment Companies	0.3%
Utilities	0.6%
Communication Services	1.4%
Real Estate	1.5%
Consumer Staples	3.1%
Energy	3.5%
Materials	3.6%
Consumer Discretionary	7.9%
Financials	8.2%
Industrials	19.9%
Information Technology	21.2%
Health Care	28.5%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP GROWTH STOCK PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

SMALL CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the Small Cap Value Portfolio (the "Portfolio"), a series of the Northwestern Mutual Series Fund, Inc., for the period of 1/1/2026 to 6/30/2026.  You can find additional information about the Portfolio at www.nmseriesfund.com. You can also request this information by contacting us at 1-888-455-2232 or by email at vavldocrequest@northwesternmutual.com.

What were the Portfolio's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Portfolio	$48	0.86%

Portfolio Statistics

  Total Net Assets (000's)$656,351
  # of Portfolio Holdings (Derivatives not included, if applicable)208
  Portfolio Turnover Rate30%

What did the Portfolio invest in? (Derivatives not included, if applicable)

Top Ten Holdings (% of net assets)

Table Summary
Pinnacle Financial Partners, Inc.	2.4%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
HA Sustainable Infrastructure Capital, Inc.	1.0%
Arcosa, Inc.	1.0%

Sector Weightings (% of net assets)

% Weighting
Financials
26.2%
Industrials
13.1%
Health Care
10.9%
Consumer Discretionary
10.1%
Real Estate
8.8%
Information Technology
7.1%
Energy
6.7%
Utilities
5.2%
Materials
4.9%
Communication Services
2.4%
Consumer Staples
1.9%
Short-Term Investments & Other Net Assets
2.7%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Short-Term Investments & Other Net Assets	2.7%
Consumer Staples	1.9%
Communication Services	2.4%
Materials	4.9%
Utilities	5.2%
Energy	6.7%
Information Technology	7.1%
Real Estate	8.8%
Consumer Discretionary	10.1%
Health Care	10.9%
Industrials	13.1%
Financials	26.2%

Additional Information

If you wish to view additional information about the Portfolio, including but not limited to its prospectus, financial statements, holdings, or proxy voting information, please visit www.nmseriesfund.com.

SMALL CAP VALUE PORTFOLIO

Northwestern Mutual Series Fund, Inc.

June 30, 2026

Semi-Annual Shareholder Report

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b)   Not applicable.

Item 2.                        Code of Ethics.

Not applicable to semi-annual reports.

Item 3.                        Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.                        Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable to semi-annual reports.

Item 6.                        Investments.

(a)   The Schedule of Investments are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

(b)   Not applicable.

Item 7.            Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information
June 30, 2026
Northwestern Mutual Series Fund, Inc.
A Series Fund Offering 30 Portfolios
Growth Stock Portfolio
Focused Appreciation Portfolio
Large Cap Core Stock Portfolio
Large Cap Blend Portfolio
Index 500 Stock Portfolio
Large Company Value Portfolio
Domestic Equity Portfolio
Equity Income Portfolio
Mid Cap Growth Stock Portfolio
Index 400 Stock Portfolio
Mid Cap Value Portfolio
Small Cap Growth Stock Portfolio
Index 600 Stock Portfolio
Small Cap Value Portfolio
International Growth Portfolio
Research International Core Portfolio
International Equity Portfolio
Emerging Markets Equity Portfolio
Government Money Market Portfolio
Short-Term Bond Portfolio
Select Bond Portfolio
Long-Term U.S. Government Bond Portfolio
Inflation Managed Portfolio
High Yield Bond Portfolio
Multi-Sector Bond Portfolio
Active/Passive Very Aggressive Portfolio
Active/Passive Aggressive Portfolio
Active/Passive Moderate Portfolio
Active/Passive Balanced Portfolio
Active/Passive Conservative Portfolio

Northwestern Mutual Series Fund, Inc.
Table of Contents
Schedules of Investments:
Growth Stock Portfolio
.............................................................................
3
Focused Appreciation Portfolio
......................................................................
5
Large Cap Core Stock Portfolio
......................................................................
6
Large Cap Blend Portfolio
...........................................................................
8
Index 500 Stock Portfolio
...........................................................................
10
Large Company Value Portfolio
......................................................................
16
Domestic Equity Portfolio
...........................................................................
18
Equity Income Portfolio
............................................................................
21
Mid Cap Growth Stock Portfolio
.....................................................................
23
Index 400 Stock Portfolio
...........................................................................
25
Mid Cap Value Portfolio
............................................................................
30
Small Cap Growth Stock Portfolio
....................................................................
33
Index 600 Stock Portfolio
...........................................................................
36
Small Cap Value Portfolio
...........................................................................
43
International Growth Portfolio
......................................................................
46
Research International Core Portfolio
................................................................
48
International Equity Portfolio
.......................................................................
51
Emerging Markets Equity Portfolio
...................................................................
56
Government Money Market Portfolio
................................................................
59
Short-Term Bond Portfolio
..........................................................................
63
Select Bond Portfolio
...............................................................................
82
Long-Term U.S. Government Bond Portfolio
...........................................................
98
Inflation Managed Portfolio
.........................................................................
102
High Yield Bond Portfolio
...........................................................................
110
Multi-Sector Bond Portfolio
.........................................................................
118
Active/Passive Very Aggressive Portfolio
..............................................................
148
Active/Passive Aggressive Portfolio
..................................................................
151
Active/Passive Moderate Portfolio
...................................................................
154
Active/Passive Balanced Portfolio
....................................................................
157
Active/Passive Conservative Portfolio
................................................................
160
Statements of Assets and Liabilities
.......................................................................
163
Statements of Operations
...............................................................................
169
Statements of Changes in Net Assets
.....................................................................
175
Statement of Cash Flows
................................................................................
185
Financial Highlights
.....................................................................................
186
Notes to Financial Statements
...........................................................................
194
Abbreviations
..........................................................................................
218
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements
..............................
219
Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
Common Stocks
( 99 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 15 .1% )
Alphabet, Inc. - Class A  72,192 25,799
Alphabet, Inc. - Class C  271,942 96,085
Meta Platforms, Inc. -
Class A  111,223 62,651
Netflix, Inc. * 302,472 21,597
Space Exploration
Technologies Corp. -
Class A * 28,318 4,839
T-Mobile US, Inc.  49,129 8,240
Total 219,211
Consumer Discretionary ( 12 .5% )
Amazon.com, Inc. * 239,478 57,077
Booking Holdings, Inc.  75,008 13,370
Carvana Co. * 717,778 47,244
DoorDash, Inc.
- Class A * 28,889 5,331
Ross Stores, Inc.  35,010 7,452
Sea, Ltd., ADR * 61,693 5,912
Tesla, Inc. * 92,449 38,884
The TJX Cos., Inc.  42,912 6,501
Total 181,771
Financials ( 7 .2% )
The Charles Schwab
Corp.  45,145 4,166
Chubb, Ltd.  41,677 14,201
The Goldman Sachs
Group, Inc.  6,677 6,753
Marsh & McLennan
Cos., Inc.  32,573 5,429
Mastercard, Inc. -
Class A  52,067 26,742
Moody's Corp.  6,618 2,997
Morgan Stanley  36,426 7,614
Visa, Inc. - Class A  105,858 36,319
Total 104,221
Health Care ( 6 .0% )
Danaher Corp.  31,569 6,013
Eli Lilly & Co.  39,617 47,518
Intuitive Surgical, Inc. * 36,049 14,336
Medline, Inc. - Class A * 39,728 1,567
Stryker Corp.  11,519 3,627
Thermo Fisher
Scientific, Inc.  13,174 6,605
UnitedHealth Group,
Inc.  19,903 8,272
Total 87,938
Industrials ( 5 .1% )
Caterpillar, Inc.  11,869 12,639
Cintas Corp.  17,472 2,972
GE Vernova, Inc.  14,335 16,841
General Electric Co.  80,585 30,117
HEICO Corp.  11,100 3,954
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Old Dominion Freight
Line, Inc.  17,701 3,834
TransDigm Group, Inc.  3,285 4,376
Total 74,733
Information Technology ( 52 .7% )
Amphenol Corp.  98,348 17,341
Apple, Inc.  241,348 69,836
Applied Materials, Inc.  51,922 37,539
ASML Holding NV  12,247 24,365
Broadcom, Inc.  201,164 75,990
CrowdStrike Holdings,
Inc. * 11,997 9,155
Datadog, Inc.
- Class  A * 16,047 4,178
KLA Corp.  83,115 25,077
Lam Research Corp.  87,361 37,856
Microsoft Corp.  193,230 72,079
Monolithic Power
Systems, Inc.  7,903 10,925
NVIDIA Corp.  1,254,885 251,090
Oracle Corp.  77,134 11,304
Palantir Technologies,
Inc. - Class A * 25,083 2,926
Roper Technologies,
Inc.  11,883 4,021
Samsung Electronics
Co., Ltd., GDR  11,219 60,607
Sandisk Corp. * 2,550 5,798
ServiceNow, Inc. * 75,057 7,452
Shopify, Inc. - Class A * 83,604 9,546
Synopsys, Inc. * 9,514 4,244
Taiwan Semiconductor
Manufacturing Co.,
Ltd., ADR  29,734 14,200
TE Connectivity PLC  29,798 6,007
Texas Instruments, Inc.  19,338 5,764
Total 767,300
Materials ( 0 .4% )
Linde PLC  10,351 5,371
Total 5,371
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Utilities ( 0 .4% )
Constellation Energy
Corp.  21,646 5,376
Total 5,376
Total Common Stocks
(Cost: $724,585) 1,445,921
Total Investments (99.4%)
(Cost: $724,585)
@
1,445,921
Other Assets, Less
Liabilities (0.6%) 9,379
Net Assets (100.0%) 1,455,300

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $724,585 and the net unrealized appreciation of investments based on that cost was $721,336 which is comprised of $748,050 aggregate gross unrealized appreciation and $26,714 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Information Technology $ 706,693 $ 60,607 $ —
All Others 678,621 — —
Total Assets:
$ 1,385,314 $ 60,607 $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio
Common Stocks
( 97 .8% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 23 .3% )
Alphabet, Inc. - Class A  369,415 132,018
Alphabet, Inc. - Class C  56,104 19,823
Meta Platforms, Inc. -
Class A  162,977 91,803
Netflix, Inc. * 849,513 60,655
The Walt Disney Co.  313,728 30,197
Total 334,496
Consumer Discretionary ( 17 .3% )
Amazon.com, Inc. * 355,044 84,621
NIKE, Inc. - Class B  174,151 7,149
Starbucks Corp.  208,198 21,276
Tesla, Inc. * 286,865 120,655
Yum China Holdings,
Inc.  27,612 1,129
Yum! Brands, Inc.  85,423 13,656
Total 248,486
Consumer Staples ( 3 .8% )
Monster Beverage
Corp. * 558,868 53,718
Total 53,718
Common Stocks
(97.8%)
Shares/
Par
+
Value
$ (000’s)
Financials ( 7 .4% )
Block, Inc. - Class A * 156,909 11,925
FactSet Research
Systems, Inc.  32,523 7,483
SEI Investments Co.  186,019 16,316
Visa, Inc. - Class A  203,990 69,987
Total 105,711
Health Care ( 11 .5% )
Illumina, Inc. * 43,553 7,658
Intuitive Surgical, Inc. * 37,686 14,987
Novartis AG, ADR  123,336 19,329
Novo Nordisk A/S, ADR  449,850 21,566
Regeneron
Pharmaceuticals, Inc.  42,443 26,465
Roche Holding AG,
ADR  280,811 14,420
Thermo Fisher
Scientific, Inc.  32,339 16,213
Vertex
Pharmaceuticals,
Inc. * 89,000 44,209
Total 164,847
Common Stocks
(97.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials ( 7 .5% )
The Boeing Co. * 317,698 68,772
Deere & Co.  29,384 18,639
Expeditors International
of Washington, Inc.  123,426 20,116
Total 107,527
Information Technology ( 27 .0% )
Autodesk, Inc. * 138,360 26,900
Microsoft Corp.  172,451 64,328
NVIDIA Corp.  904,508 180,983
Oracle Corp.  363,530 53,275
Salesforce, Inc.  136,715 21,418
Shopify, Inc. - Class A * 302,281 34,514
Workday, Inc.
- Class A * 49,067 6,007
Total 387,425
Total Common Stocks
(Cost: $611,537) 1,402,210
Total Investments (97.8%)
(Cost: $611,537)
@
1,402,210
Other Assets, Less
Liabilities (2.2%) 32,275
Net Assets (100.0%) 1,434,485
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $611,537 and the net unrealized appreciation of investments based on that cost was $790,673 which is comprised of $809,926 aggregate gross unrealized appreciation and $19,253 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,402,210 $ — $ —
Total Assets:
$ 1,402,210 $ — $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
( 99 .8% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 7 .8% )
Alphabet, Inc. - Class A  125,974 45,019
EchoStar Corp.
- Class A * 7,264 737
Meta Platforms, Inc. -
Class A  11,422 6,434
Netflix, Inc. * 19,945 1,424
Space Exploration
Technologies Corp. -
Class A * 8,929 1,526
Spotify Technology
SA * 5,177 2,377
T-Mobile US, Inc.  22,933 3,846
The Walt Disney Co.  57,305 5,516
Total 66,879
Consumer Discretionary ( 11 .3% )
Airbnb, Inc. - Class A * 68,799 9,845
Amazon.com, Inc. * 181,634 43,291
Hyatt Hotels Corp. -
Class A  27,556 5,342
Marriott International,
Inc.  16,472 6,104
Pool Corp.  18,414 3,957
Ross Stores, Inc.  30,748 6,545
Royal Caribbean
Cruises, Ltd.  12,104 3,843
The Sherwin-Williams
Co.  7,373 2,539
Starbucks Corp.  58,492 5,977
Tesla, Inc. * 22,810 9,594
Total 97,037
Consumer Staples ( 5 .7% )
Anheuser-Busch InBev
NV, ADR  19,009 1,566
British American
Tobacco PLC, ADR  37,370 2,308
Casey's General
Stores, Inc.  1,296 1,030
Church & Dwight Co.,
Inc.  12,531 1,214
The Coca-Cola Co.  88,872 7,223
Mondelez International,
Inc.  35,069 2,028
Monster Beverage
Corp. * 39,517 3,798
Performance Food
Group Co. * 10,738 1,200
Philip Morris
International, Inc.  37,234 6,736
Unilever PLC, ADR  32,064 1,928
US Foods Holding
Corp. * 97,836 10,004
Walmart, Inc.  90,577 10,259
Total 49,294
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Energy ( 3 .9% )
Devon Energy Corp.  67,723 2,798
Exxon Mobil Corp.  115,007 15,724
Marathon Petroleum
Corp.  15,491 3,961
Shell PLC, ADR  70,949 5,501
Targa Resources Corp.  19,874 5,329
Total 33,313
Financials ( 11 .8% )
Arch Capital Group,
Ltd. * 35,460 3,442
Ares Management
Corp. - Class A  27,567 3,069
The Bank of New York
Mellon Corp.  68,414 9,893
Berkshire Hathaway,
Inc. - Class B * 32,198 16,112
BlackRock, Inc.  10,498 10,095
Chubb, Ltd.  12,519 4,266
Everest Group, Ltd.  5,930 2,118
Fifth Third Bancorp  124,394 7,012
The Goldman Sachs
Group, Inc.  16,546 16,734
KKR & Co., Inc.  36,810 3,378
Marsh & McLennan
Cos., Inc.  32,604 5,434
Mastercard, Inc. -
Class A  27,162 13,950
Wells Fargo & Co.  71,080 5,874
Total 101,377
Health Care ( 9 .5% )
Abbott Laboratories  9,649 876
AbbVie, Inc.  9,460 2,380
Amgen, Inc.  7,243 2,623
AstraZeneca PLC  14,585 2,766
Biogen, Inc. * 1,699 367
BridgeBio Pharma,
Inc. * 2,042 152
Cardinal Health, Inc.  14,207 3,375
Cencora, Inc.  2,456 695
Centene Corp. * 20,865 1,339
Danaher Corp.  10,731 2,044
Dexcom, Inc. * 16,425 1,106
Edwards Lifesciences
Corp. * 29,699 2,687
Eli Lilly & Co.  12,034 14,434
Gilead Sciences, Inc.  12,986 1,641
GSK PLC, ADR  38,984 2,044
Haleon PLC, ADR  201,664 1,881
Humana, Inc.  6,524 2,591
Illumina, Inc. * 7,689 1,352
Insmed, Inc. * 10,331 1,101
Intuitive Surgical, Inc. * 4,080 1,623
Johnson & Johnson  13,727 3,486
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Merck & Co., Inc.  60,152 7,730
Mettler-Toledo
International, Inc. * 1,725 2,204
Moderna, Inc. * 5,312 372
Regeneron
Pharmaceuticals, Inc.  1,481 923
Revolution Medicines,
Inc. * 869 163
STERIS PLC  9,899 2,084
Stryker Corp.  5,284 1,664
Tenet Healthcare
Corp. * 9,993 1,869
Teva Pharmaceutical
Industries, Ltd.,
ADR * 3,573 121
Thermo Fisher
Scientific, Inc.  4,405 2,208
UnitedHealth Group,
Inc.  15,754 6,548
Vertex
Pharmaceuticals,
Inc. * 3,877 1,926
Viatris, Inc.  15,911 253
Waters Corp. * 5,941 2,228
West Pharmaceutical
Services, Inc.  3,841 1,379
Total 82,235
Industrials ( 8 .1% )
Axon Enterprise, Inc. * 3,547 1,989
The Boeing Co. * 16,177 3,502
Builders FirstSource,
Inc. * 13,444 1,203
C.H. Robinson
Worldwide, Inc.  47,170 8,884
Clean Harbors, Inc. * 17,687 5,284
Cummins, Inc.  4,434 3,162
Delta Air Lines, Inc.  24,181 2,265
Eaton Corp. PLC  10,767 4,588
EMCOR Group, Inc.  1,424 1,182
Ferguson Enterprises,
Inc.  11,690 2,774
FTAI Aviation, Ltd.  6,374 1,724
IDEX Corp.  13,944 3,165
Ingersoll-Rand, Inc.  9,250 758
Johnson Controls
International PLC  20,810 3,041
Modine Manufacturing
Co. * 3,187 851
Northrop Grumman
Corp.  8,306 4,230
PACCAR, Inc.  29,527 3,547
Regal Rexnord Corp.  12,881 3,068
RTX Corp.  6,643 1,260
Vertiv Holdings Co.  13,718 4,593

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
W.W. Grainger, Inc.  1,028 1,399
Waste Connections,
Inc.  21,706 3,618
WESCO International,
Inc.  12,008 4,148
Total 70,235
Information Technology ( 36 .1% )
Advanced Micro
Devices, Inc. * 33,205 19,289
Akamai Technologies,
Inc. * 9,501 1,123
Apple, Inc.  156,732 45,352
Broadcom, Inc.  81,086 30,630
Cerebras Systems, Inc.
- Class A * 15,233 3,367
Credo Technology
Group Holding, Ltd. * 14,938 4,062
CrowdStrike Holdings,
Inc. * 2,215 1,690
Datadog, Inc.
- Class A * 6,340 1,651
Fortinet, Inc. * 2,244 345
Intel Corp. * 20,122 2,810
International Business
Machines Corp.  7,628 2,145
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
KLA Corp.  37,985 11,460
Micron Technology, Inc.  19,418 22,414
Microsoft Corp.  99,695 37,188
MongoDB, Inc. * 2,759 927
NVIDIA Corp.  369,651 73,963
Okta, Inc. * 10,258 1,400
Oracle Corp.  33,925 4,972
Palantir Technologies,
Inc. - Class A * 24,097 2,811
Palo Alto Networks,
Inc. * 15,171 5,174
QUALCOMM, Inc.  26,371 4,873
Samsara, Inc.
- Class A * 33,851 1,098
Sandisk Corp. * 3,021 6,869
Seagate Technology
Holdings PLC  8,052 7,770
ServiceNow, Inc. * 3,199 318
Snowflake, Inc. * 9,468 2,410
Synopsys, Inc. * 12,172 5,430
Texas Instruments, Inc.  27,384 8,162
Twilio, Inc. * 4,456 919
Total 310,622
Materials ( 1 .9% )
Celanese Corp.  10,171 468
Freeport-McMoRan,
Inc.  12,631 794
James Hardie
Industries PLC * 177,283 4,641
Common Stocks
(99.8%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Linde PLC  10,679 5,542
Newmont Corp.  10,359 967
Packaging Corp. of
America  6,583 1,569
PPG Industries, Inc.  18,090 2,194
Total 16,175
Real Estate ( 0 .9% )
Iron Mountain, Inc.  3,675 464
Welltower, Inc.  32,426 7,360
Total 7,824
Utilities ( 2 .8% )
Atmos Energy Corp.  16,427 2,830
CMS Energy Corp.  99,413 7,605
Dominion Energy, Inc.  90,793 6,200
NRG Energy, Inc.  19,047 2,782
Sempra  54,308 5,035
Total 24,452
Total Common Stocks
(Cost: $661,640) 859,443
Total Investments (99.8%)
(Cost: $661,640)
@
859,443
Other Assets, Less
Liabilities (0.2%) 1,940
Net Assets (100.0%) 861,383
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $661,640 and the net unrealized appreciation of investments based on that cost was $197,803 which is comprised of $215,932 aggregate gross unrealized appreciation and $18,129 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 859,443 $ — $ —
Total Assets:
$ 859,443 $ — $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
Common Stocks
( 98 .7% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 11 .6% )
Alphabet, Inc. - Class A  33,456 11,956
Meta Platforms, Inc. -
Class A  7,121 4,011
Space Exploration
Technologies Corp. -
Class A * 10,415 1,780
The Walt Disney Co.  27,846 2,680
Total 20,427
Consumer Discretionary ( 11 .2% )
Amazon.com, Inc. * 33,770 8,049
AutoZone, Inc. * 599 1,914
Chipotle Mexican Grill,
Inc. * 15,338 521
DoorDash, Inc.
- Class  A * 5,846 1,079
Lowe's Companies,
Inc.  13,305 2,934
Marriott International,
Inc.  2,800 1,038
McDonald's Corp.  8,345 2,256
Tesla, Inc. * 4,659 1,959
Total 19,750
Consumer Staples ( 2 .4% )
Mondelez International,
Inc.  22,579 1,306
Walmart, Inc.  26,654 3,019
Total 4,325
Energy ( 3 .0% )
Baker Hughes Co.  61,775 3,429
ConocoPhillips  17,423 1,811
Total 5,240
Financials ( 14 .8% )
Affirm Holdings, Inc. * 9,337 762
American Express Co.  12,238 4,140
Aon PLC  4,345 1,441
Arthur J. Gallagher &
Co.  8,391 1,926
Blackstone, Inc.  18,292 2,152
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Mastercard, Inc. -
Class A  9,868 5,068
Morgan Stanley  14,657 3,064
The Progressive Corp.  7,174 1,567
U.S. Bancorp  25,148 1,519
Wells Fargo & Co.  53,376 4,411
Total 26,050
Health Care ( 8 .2% )
AbbVie, Inc.  11,316 2,848
Edwards Lifesciences
Corp. * 16,849 1,524
Eli Lilly & Co.  2,921 3,503
Medtronic PLC  16,284 1,274
Regeneron
Pharmaceuticals, Inc.  946 590
Stryker Corp.  7,087 2,231
Thermo Fisher
Scientific, Inc.  2,259 1,133
Vertex
Pharmaceuticals,
Inc. * 2,631 1,307
Total 14,410
Industrials ( 6 .8% )
Canadian Pacific
Kansas City, Ltd.  15,582 1,350
Carrier Global Corp.  8,878 651
Deere & Co.  1,907 1,210
Eaton Corp. PLC  4,779 2,036
Howmet Aerospace,
Inc.  8,420 2,264
Northrop Grumman
Corp.  2,588 1,318
Trane Technologies
PLC  3,210 1,577
United Rentals, Inc.  1,381 1,564
Total 11,970
Information Technology ( 35 .1% )
Advanced Micro
Devices, Inc. * 6,937 4,030
Amphenol Corp.  7,493 1,321
Apple, Inc.  34,697 10,040
Common Stocks
(98.7%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
ASML Holding NV  1,057 2,103
Broadcom, Inc.  18,505 6,990
Cadence Design
Systems, Inc. * 3,177 1,192
Corning, Inc.  6,431 1,643
CrowdStrike Holdings,
Inc. * 1,878 1,433
Intuit, Inc.  2,327 607
Micron Technology, Inc.  4,915 5,673
Microsoft Corp.  15,502 5,783
NVIDIA Corp.  69,828 13,972
NXP Semiconductors
NV  10,056 2,826
Oracle Corp.  1,110 163
Palantir Technologies,
Inc. - Class A * 12,214 1,425
Western Digital Corp.  4,094 2,615
Total 61,816
Materials ( 0 .8% )
Vulcan Materials Co.  4,944 1,458
Total 1,458
Real Estate ( 0 .7% )
Prologis, Inc.  8,704 1,179
Total 1,179
Utilities ( 4 .1% )
American Water Works
Co., Inc.  5,302 698
Entergy Corp.  10,988 1,262
NextEra Energy, Inc.  46,510 4,082
The Southern Co.  12,692 1,215
Total 7,257
Total Common Stocks
(Cost: $139,824) 173,882
Total Investments (98.7%)
(Cost: $139,824)
@
173,882
Other Assets, Less
Liabilities (1.3%) 2,211
Net Assets (100.0%) 176,093
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $139,824 and the net unrealized appreciation of investments based on that cost was $34,058 which is comprised of $39,007 aggregate gross unrealized appreciation and
$4,949 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 173,882 $ — $ —
Total Assets:
$ 173,882 $ — $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
( 99.5% )
Shares/
Par
+
Value
$ (000's)
Communication Services (9.6%)
Alphabet, Inc. - Class A  737,100 263,417
Alphabet, Inc. - Class C  594,138 209,927
AT&T, Inc.  873,449 18,080
Charter
Communications, Inc.
- Class A * 11,030 1,569
Comcast Corp.
- Class A  447,663 10,990
EchoStar Corp.
- Class A * 17,049 1,731
Electronic Arts, Inc.  28,524 5,849
Fox Corp. - Class A  25,545 1,332
Fox Corp. - Class B  17,886 838
Live Nation
Entertainment, Inc. * 18,698 3,424
Meta Platforms, Inc. -
Class A  275,859 155,389
Netflix, Inc. * 529,324 37,794
News Corp. - Class A  49,274 1,223
News Corp. - Class B  14,592 409
Omnicom Group, Inc.  35,827 2,609
Paramount Skydance
Corp. - Class B  25,448 251
Take-Two Interactive
Software, Inc. * 21,225 5,306
TKO Group Holdings,
Inc.  7,795 1,569
T-Mobile US, Inc.  58,497 9,812
The Trade Desk, Inc.
- Class A * 58,066 1,050
Verizon
Communications, Inc.  524,894 22,224
The Walt Disney Co.  218,290 21,010
Warner Bros.
Discovery, Inc. * 310,179 8,269
Total 784,072
Consumer Discretionary (9.3%)
Airbnb, Inc. - Class A * 53,051 7,592
Amazon.com, Inc. * 1,230,534 293,285
Aptiv PLC * 28,014 1,720
AutoZone, Inc. * 2,054 6,564
Best Buy Co., Inc.  25,128 1,907
Booking Holdings, Inc.  97,407 17,362
Carnival Corp., Ltd.  162,793 4,651
Carvana Co. * 89,880 5,916
Chipotle Mexican Grill,
Inc. * 159,686 5,429
D.R. Horton, Inc.  33,152 5,400
Darden Restaurants,
Inc.  14,521 2,991
Deckers Outdoor
Corp. * 18,584 1,845
Domino's Pizza, Inc.  3,989 1,181
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
DoorDash , Inc.
- Class A * 47,282 8,725
eBay, Inc.  55,814 6,237
Expedia Group, Inc.  14,316 3,663
Ford Motor Co.  494,495 6,874
Garmin, Ltd.  19,906 4,728
General Motors Co.  114,489 8,825
Genuine Parts Co.  17,777 2,097
Hasbro, Inc.  16,603 1,371
Hilton Worldwide
Holdings, Inc.  28,562 9,439
The Home Depot, Inc.  125,061 44,107
Las Vegas Sands Corp.  36,173 1,671
Lennar Corp. - Class A  27,839 2,519
Lowe's Companies,
Inc.  70,696 15,588
Lululemon Athletica,
Inc. * 13,716 1,566
Marriott International,
Inc.  27,777 10,294
McDonald's Corp.  89,597 24,219
MGM Resorts
International * 23,231 1,111
NIKE, Inc. - Class B  151,581 6,222
Norwegian Cruise Line
Holdings, Ltd. * 57,774 1,220
NVR, Inc. * 330 2,248
O'Reilly Automotive,
Inc. * 104,175 9,593
PulteGroup, Inc.  23,903 3,280
Ralph Lauren Corp.  4,733 1,900
Ross Stores, Inc.  40,274 8,572
Royal Caribbean
Cruises, Ltd.  31,447 9,985
Starbucks Corp.  143,469 14,661
Tapestry, Inc.  25,560 3,741
Tesla, Inc. * 353,901 148,851
The TJX Cos., Inc.  139,562 21,144
Tractor Supply Co.  68,035 2,151
Ulta Beauty, Inc. * 5,527 2,493
Williams-Sonoma, Inc.  15,116 3,524
Wynn Resorts, Ltd.  10,385 1,008
Yum! Brands, Inc.  35,189 5,625
Total 755,095
Consumer Staples (4.5%)
Altria Group, Inc.  209,916 15,103
Archer-Daniels-Midland
Co.  59,770 4,566
Brown-Forman Corp. -
Class B  23,781 634
Bunge Global SA  17,253 1,841
Casey's General
Stores, Inc.  4,694 3,731
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
Church & Dwight Co.,
Inc.  30,095 2,916
The Clorox Co.  14,792 1,412
The Coca-Cola Co.  488,248 39,680
Colgate-Palmolive Co.  101,206 9,279
Constellation Brands,
Inc. - Class A  17,134 2,383
Costco Wholesale
Corp.  55,770 52,171
Dollar General Corp.  28,268 3,254
Dollar Tree, Inc. * 22,910 2,771
The Estee Lauder
Cos., Inc. - Class A  30,243 2,388
General Mills, Inc.  68,295 2,377
The Hershey Co.  18,962 3,327
Hormel Foods Corp.  37,920 941
The J.M. Smucker Co.  13,924 1,566
Kenvue , Inc.  240,233 4,591
Keurig Dr. Pepper, Inc.  167,400 5,479
Kimberly-Clark Corp.  41,424 4,547
The Kraft Heinz Co.  106,751 2,521
The Kroger Co.  71,190 3,953
McCormick & Co., Inc.
- Non-Voting Shares  32,490 1,638
Molson Coors
Beverage Co.
- Class B  18,895 736
Mondelez International,
Inc.  162,347 9,390
Monster Beverage
Corp. * 89,596 8,612
PepsiCo, Inc.  171,810 23,263
Philip Morris
International, Inc.  196,057 35,469
The Procter & Gamble
Co.  293,116 42,983
Sysco Corp.  60,555 5,061
Target Corp.  57,195 7,470
Tyson Foods, Inc. -
Class A  34,946 2,001
Walmart, Inc.  551,102 62,418
Total 370,472
Energy (3.0%)
APA Corp.  42,216 1,375
Baker Hughes Co.  125,175 6,947
Chevron Corp.  235,335 39,009
ConocoPhillips  153,147 15,921
Devon Energy Corp.  145,656 6,019
Diamondback Energy,
Inc.  23,608 4,150
EOG Resources, Inc.  66,955 8,686
EQT Corp.  77,758 4,134
Expand Energy Corp.  27,183 2,479
Exxon Mobil Corp.  521,046 71,237

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Halliburton Co.  106,916 3,630
Kinder Morgan, Inc.  245,050 7,834
Marathon Petroleum
Corp.  36,698 9,383
Occidental Petroleum
Corp.  88,103 4,279
ONEOK, Inc.  80,396 6,990
Phillips 66  50,398 8,520
SLB, Ltd.  189,223 8,797
Targa Resources Corp.  27,273 7,313
Texas Pacific Land
Corp.  7,305 3,197
Valero Energy Corp.  37,327 9,721
The Williams Cos., Inc.  153,196 11,389
Total 241,010
Financials (11.7%)
Aflac, Inc.  58,493 6,858
The Allstate Corp.  32,820 7,809
American Express Co.  66,903 22,630
American International
Group, Inc.  66,402 4,949
Ameriprise Financial,
Inc.  11,209 5,142
Aon PLC  26,833 8,900
Apollo Global
Management, Inc.  57,921 6,853
Arch Capital Group,
Ltd. * 43,743 4,246
Ares Management
Corp. - Class A  26,086 2,904
Arthur J. Gallagher &
Co.  32,369 7,431
Assurant, Inc.  6,496 1,744
Bank of America Corp.  820,719 46,765
The Bank of New York
Mellon Corp.  86,020 12,439
Berkshire Hathaway,
Inc. - Class B * 230,460 115,320
BlackRock, Inc.  18,240 17,539
Blackstone, Inc.  93,557 11,009
Block, Inc. - Class A * 67,277 5,113
Brown & Brown, Inc.  36,111 2,317
Capital One Financial
Corp.  78,226 15,694
Cboe Global Markets,
Inc.  13,414 3,255
The Charles Schwab
Corp.  205,503 18,962
Chubb, Ltd.  45,343 15,450
Cincinnati Financial
Corp.  19,405 3,593
Citigroup, Inc.  214,402 30,008
Citizens Financial
Group, Inc.  53,217 3,729
CME Group, Inc.  45,168 9,974
Coinbase Global, Inc. -
Class A * 28,172 4,118
Corpay , Inc. * 8,216 2,738
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Erie Indemnity Co. -
Class A  3,291 789
Everest Group, Ltd.  4,994 1,784
FactSet Research
Systems, Inc.  4,941 1,137
Fidelity National
Information Services,
Inc.  65,271 2,538
Fifth Third Bancorp  113,078 6,374
Fiserv, Inc. * 66,024 3,238
Franklin Resources,
Inc.  37,588 1,251
Global Payments, Inc.  30,299 2,199
Globe Life, Inc.  9,538 1,704
The Goldman Sachs
Group, Inc.  37,084 37,506
The Hartford Insurance
Group, Inc.  34,187 4,530
Hologic, Inc. -
Contingent Value
Right *,Æ 28,999 –π
Huntington
Bancshares, Inc.  245,368 4,350
Interactive Brokers
Group, Inc. - Class A  56,057 4,879
Intercontinental
Exchange, Inc.  71,925 8,855
Invesco, Ltd.  58,285 1,538
Jack Henry &
Associates, Inc.  9,414 1,297
JPMorgan Chase & Co.  336,831 110,255
KeyCorp  115,275 2,657
KKR & Co., Inc.  85,669 7,863
Loews Corp.  20,928 2,369
M&T Bank Corp.  18,409 4,382
Marsh & McLennan
Cos., Inc.  60,332 10,056
Mastercard, Inc. -
Class A  101,429 52,094
MetLife, Inc.  68,632 5,807
Moody's Corp.  18,886 8,554
Morgan Stanley  150,689 31,500
MSCI, Inc.  9,227 5,167
Nasdaq, Inc.  56,206 4,430
Northern Trust Corp.  23,172 4,028
PayPal Holdings, Inc.  110,886 4,788
The PNC Financial
Services Group, Inc.  50,300 12,385
Principal Financial
Group, Inc.  24,669 2,659
The Progressive Corp.  73,300 16,012
Prudential Financial,
Inc.  44,349 4,787
Raymond James
Financial, Inc.  21,383 3,251
Regions Financial
Corp.  110,296 3,331
Robinhood Markets,
Inc. - Class A * 98,857 9,913
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
S&P Global, Inc.  38,114 15,522
State Street Corp.  34,483 5,848
Synchrony Financial  42,899 3,262
T. Rowe Price Group,
Inc.  26,844 3,052
The Travelers Cos.,
Inc.  26,731 8,824
Truist Financial Corp.  156,525 7,798
U.S. Bancorp  194,665 11,758
Visa, Inc. - Class A  208,636 71,581
W.R. Berkley Corp.  36,774 2,594
Wells Fargo & Co.  384,685 31,790
Willis Towers Watson
PLC  12,010 3,139
Total 952,914
Health Care (8.9%)
Abbott Laboratories  219,210 19,891
AbbVie, Inc.  222,097 55,889
Agilent Technologies,
Inc.  35,832 4,760
Align Technology, Inc. * 8,746 1,475
Amgen, Inc.  68,199 24,696
Baxter International,
Inc.  65,489 1,396
Becton Dickinson and
Co.  34,637 5,242
Biogen, Inc. * 18,124 3,916
Bio-Techne Corp.  20,303 1,434
Boston Scientific
Corp. * 185,479 7,916
Bristol-Myers Squibb
Co.  256,719 14,792
Cardinal Health, Inc.  29,803 7,080
Cencora , Inc.  24,764 7,008
Centene Corp. * 59,574 3,824
Charles River
Laboratories
International, Inc. * 6,320 1,433
The Cigna Group  33,266 9,171
The Cooper Cos., Inc. * 25,661 1,840
CVS Health Corp.  161,122 16,668
Danaher Corp.  78,988 15,046
DaVita, Inc. * 3,787 843
Dexcom, Inc. * 48,737 3,282
Edwards Lifesciences
Corp. * 73,494 6,648
Elevance Health, Inc.  27,299 10,557
Eli Lilly & Co.  99,441 119,273
GE HealthCare
Technologies, Inc.  57,131 3,657
Gilead Sciences, Inc.  155,978 19,706
HCA Healthcare, Inc.  19,405 7,566
Henry Schein, Inc. * 13,166 1,100
Humana, Inc.  15,005 5,960
IDEXX Laboratories,
Inc. * 9,850 5,185
Incyte Corp. * 21,102 2,392
Insulet Corp. * 9,033 1,375

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Intuitive Surgical, Inc. * 44,657 17,759
IQVIA Holdings, Inc. * 21,146 4,086
Johnson & Johnson  302,602 76,852
Labcorp Holdings, Inc.  10,372 2,904
McKesson Corp.  15,110 11,417
Medtronic PLC  161,844 12,661
Merck & Co., Inc.  310,472 39,896
Mettler-Toledo
International, Inc. * 2,567 3,279
Moderna, Inc. * 44,403 3,110
Pfizer, Inc.  713,753 17,187
Quest Diagnostics, Inc.  13,723 2,909
Regeneron
Pharmaceuticals, Inc.  12,544 7,822
ResMed, Inc.  18,263 3,559
Revvity , Inc.  14,146 1,574
Solventum Corp. * 17,690 1,365
STERIS PLC  12,088 2,545
Stryker Corp.  43,455 13,681
Thermo Fisher
Scientific, Inc.  46,715 23,421
UnitedHealth Group,
Inc.  114,249 47,485
Universal Health
Services, Inc.
- Class B  6,886 1,024
Veeva Systems, Inc. * 19,137 3,396
Vertex
Pharmaceuticals,
Inc. * 32,099 15,945
Viatris , Inc.  149,322 2,371
Waters Corp. * 12,603 4,727
West Pharmaceutical
Services, Inc.  8,671 3,113
Zimmer Biomet
Holdings, Inc.  23,453 2,019
Zoetis, Inc.  53,463 3,842
Total 720,970
Industrials (8.9%)
3M Co.  65,564 10,615
A.O. Smith Corp.  14,901 935
Allegion PLC  11,022 1,549
AMETEK, Inc.  29,028 7,023
Automatic Data
Processing, Inc.  50,249 11,253
Axon Enterprise, Inc. * 10,027 5,621
The Boeing Co. * 99,101 21,452
Broadridge Financial
Solutions, Inc.  15,057 2,062
Builders FirstSource ,
Inc. * 14,219 1,272
C.H. Robinson
Worldwide, Inc.  15,302 2,882
Carrier Global Corp.  99,822 7,322
Caterpillar, Inc.  57,899 61,657
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Cintas Corp.  43,292 7,363
Comfort Systems USA,
Inc.  4,473 8,865
Copart, Inc. * 113,460 3,198
CSX Corp.  233,754 11,110
Cummins, Inc.  17,466 12,457
Deere & Co.  31,566 20,023
Delta Air Lines, Inc.  81,002 7,587
Dover Corp.  17,017 3,817
Eaton Corp. PLC  48,904 20,839
EMCOR Group, Inc.  5,524 4,584
Emerson Electric Co.  70,151 10,042
Equifax, Inc.  14,592 2,316
Expeditors International
of Washington, Inc.  16,635 2,711
Fastenal Co.  144,971 6,963
FedEx Corp.  27,291 8,546
FedEx Freight Holding
Co., Inc. * 13,645 2,060
Fortive Corp.  37,661 2,301
GE Vernova , Inc.  33,780 39,687
Generac Holdings,
Inc. * 7,217 2,113
General Dynamics
Corp.  31,969 11,325
General Electric Co.  131,154 49,016
Honeywell Aerospace,
Inc. * 39,801 8,799
Honeywell
International, Inc.  39,801 8,911
Howmet Aerospace,
Inc.  50,354 13,538
Hubbell, Inc.  6,512 3,407
Huntington Ingalls
Industries, Inc.  4,991 1,397
IDEX Corp.  9,134 2,073
Illinois Tool Works, Inc.  33,162 8,969
Ingersoll-Rand, Inc.  44,463 3,646
J.B. Hunt Transport
Services, Inc.  9,336 2,702
Jacobs Solutions, Inc.  14,332 1,806
Johnson Controls
International PLC  76,566 11,187
L3Harris Technologies,
Inc.  23,655 6,874
Leidos Holdings, Inc.  16,562 1,705
Lennox International,
Inc.  3,874 2,220
Lockheed Martin Corp.  25,643 13,064
Masco Corp.  24,584 2,000
Nordson Corp.  6,466 1,951
Norfolk Southern Corp.  28,499 8,966
Northrop Grumman
Corp.  16,896 8,605
Old Dominion Freight
Line, Inc.  23,105 5,005
Otis Worldwide Corp.  48,778 3,493
PACCAR, Inc.  66,539 7,993
Parker Hannifin Corp.  15,847 15,500
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Paychex, Inc.  41,505 4,081
Pentair PLC  20,248 1,552
Quanta Services, Inc.  18,807 13,542
Republic Services, Inc.  25,548 5,444
Rockwell Automation,
Inc.  14,190 7,025
Rollins, Inc.  35,876 1,497
RTX Corp.  169,156 32,094
Snap-on, Inc.  6,426 2,586
Southwest Airlines Co.  62,226 3,200
Stanley Black &
Decker, Inc.  19,723 1,856
Textron, Inc.  21,838 2,003
Trane Technologies
PLC  27,990 13,748
TransDigm Group, Inc.  7,092 9,447
Uber Technologies,
Inc. * 255,887 18,465
Union Pacific Corp.  75,116 20,432
United Airlines
Holdings, Inc. * 40,599 5,521
United Parcel Service,
Inc. - Class B  93,215 10,021
United Rentals, Inc.  7,876 8,923
Veralto Corp.  29,953 2,656
Verisk Analytics, Inc.  16,470 2,957
Vertiv Holdings Co.  48,451 16,222
W.W. Grainger, Inc.  5,488 7,466
Waste Management,
Inc.  46,578 10,381
Westinghouse Air
Brake Technologies
Corp.  21,383 5,765
Xylem, Inc.  29,879 3,532
Total 724,793
Information Technology (37.8%)
Accenture PLC
- Class A  77,929 9,697
Adobe, Inc. * 50,810 10,417
Advanced Micro
Devices, Inc. * 204,977 119,073
Akamai Technologies,
Inc. * 17,723 2,095
Amphenol Corp.  154,564 27,253
Analog Devices, Inc.  61,511 24,430
Apple, Inc.  1,846,292 534,243
Applied Materials, Inc.  99,762 72,128
AppLovin Corp.
- Class A * 33,762 17,395
Arista Networks, Inc. * 130,239 22,125
Autodesk, Inc. * 27,033 5,256
Broadcom, Inc.  595,177 224,828
Cadence Design
Systems, Inc. * 34,317 12,880
CDW Corp.  15,699 2,208
Ciena Corp. * 17,658 8,662
Cisco Systems, Inc.  496,526 58,322

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Cognizant Technology
Solutions Corp.  59,642 2,310
Coherent Corp. * 23,745 9,367
Corning, Inc.  98,751 25,224
CrowdStrike Holdings,
Inc. * 31,549 24,076
Datadog, Inc.
- Class A * 41,399 10,779
Dell Technologies, Inc.
- Class C  36,364 15,690
F5, Inc. * 6,993 2,909
Fair Isaac Corp. * 2,893 3,456
First Solar, Inc. * 13,619 3,214
Flex, Ltd. * 46,219 7,491
Fortinet, Inc. * 78,284 12,026
Gartner, Inc. * 8,277 1,073
Gen Digital, Inc.  71,462 1,779
GoDaddy, Inc.
- Class A * 16,889 1,434
Hewlett Packard
Enterprise Co.  167,164 7,541
HP, Inc.  113,441 2,489
Intel Corp. * 592,198 82,689
International Business
Machines Corp.  117,894 33,153
Intuit, Inc.  34,878 9,103
Jabil, Inc.  13,237 5,103
Keysight Technologies,
Inc. * 21,553 7,545
KLA Corp.  164,208 49,543
Lam Research Corp.  157,502 68,250
Lumentum Holdings,
Inc. * 9,780 8,392
Marvell Technology,
Inc.  110,062 32,786
Microchip Technology,
Inc.  67,893 6,192
Micron Technology, Inc.  141,763 163,636
Microsoft Corp.  933,800 348,326
Monolithic Power
Systems, Inc.  6,030 8,336
Motorola Solutions, Inc.  21,075 8,752
NetApp, Inc.  25,369 3,926
NVIDIA Corp.  3,044,670 609,208
NXP Semiconductors
NV  31,743 8,921
ON Semiconductor
Corp. * 49,031 4,635
Oracle Corp.  213,786 31,330
Palantir Technologies,
Inc. - Class A * 288,113 33,614
Palo Alto Networks,
Inc. * 101,049 34,460
PTC, Inc. * 15,406 1,750
Qnity Electronics, Inc.  26,119 4,265
QUALCOMM, Inc.  132,494 24,484
Roper Technologies,
Inc.  12,686 4,293
Salesforce, Inc.  102,834 16,110
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Sandisk Corp. * 18,595 42,280
Seagate Technology
Holdings PLC  28,187 27,200
ServiceNow, Inc. * 129,642 12,871
Skyworks Solutions,
Inc.  19,316 1,310
Super Micro Computer,
Inc. * 62,236 1,825
Synopsys, Inc. * 23,473 10,471
TE Connectivity PLC  36,645 7,388
Teledyne Technologies,
Inc. * 5,808 3,873
Teradyne, Inc.  19,902 9,629
Texas Instruments, Inc.  114,412 34,103
Trimble, Inc. * 30,540 1,563
Tyler Technologies,
Inc. * 5,578 1,631
VeriSign, Inc.  10,452 2,629
Western Digital Corp.  42,761 27,312
Workday, Inc.
- Class A * 25,464 3,117
Zebra Technologies
Corp. * 5,866 1,544
Total 3,079,418
Materials (1.8%)
Air Products and
Chemicals, Inc.  28,301 8,297
Albemarle Corp.  15,324 2,069
Amcor PLC  59,740 2,590
Avery Dennison Corp.  10,059 1,633
Ball Corp.  32,842 2,049
CF Industries Holdings,
Inc.  18,941 2,051
Corteva, Inc.  85,370 7,230
CRH PLC  85,195 9,116
Dow, Inc.  90,718 2,482
DuPont de Nemours,
Inc.  17,049 2,313
Ecolab, Inc.  31,978 8,909
Freeport-McMoRan,
Inc.  180,707 11,365
International Flavors &
Fragrances, Inc.  32,877 2,604
International Paper Co.  67,997 2,591
Linde PLC  58,120 30,161
LyondellBasell
Industries NV  33,245 1,750
Martin Marietta
Materials, Inc.  7,479 4,313
The Mosaic Co.  40,622 861
Newmont Corp.  134,198 12,534
Nucor Corp.  28,757 6,406
Packaging Corp. of
America  10,971 2,614
PPG Industries, Inc.  27,802 3,372
The Sherwin-Williams
Co.  28,703 9,883
Smurfit WestRock PLC  63,851 2,954
Steel Dynamics, Inc.  17,170 3,940
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Vulcan Materials Co.  16,451 4,853
Total 148,940
Real Estate (1.8%)
Alexandria Real Estate
Equities, Inc.  19,913 1,052
American Tower Corp.  58,912 9,636
AvalonBay
Communities, Inc.  17,404 3,284
BXP, Inc.  18,581 1,232
Camden Property Trust  12,611 1,444
CBRE Group, Inc. * 36,679 4,940
CoStar Group, Inc. * 53,565 1,517
Crown Castle, Inc.  54,678 4,141
Digital Realty Trust,
Inc.  40,250 7,228
Equinix, Inc.  12,428 12,955
Equity Residential  42,191 2,866
Essex Property Trust,
Inc.  8,274 2,413
Extra Space Storage,
Inc.  26,687 3,878
Federal Realty
Investment Trust  9,945 1,228
Healthpeak Properties,
Inc.  89,728 1,920
Host Hotels & Resorts,
Inc.  81,672 1,936
Invitation Homes, Inc.  67,496 2,039
Iron Mountain, Inc.  36,988 4,672
Kimco Realty Corp.  84,389 2,139
Mid-America Apartment
Communities, Inc.  14,983 2,082
Prologis, Inc.  117,366 15,899
Public Storage  19,830 6,312
Realty Income Corp.  117,093 7,255
Regency Centers Corp.  21,039 1,678
SBA Communications
Corp.  13,180 2,326
Simon Property Group,
Inc.  39,741 8,888
UDR, Inc.  39,598 1,581
Ventas, Inc.  59,705 5,302
VICI Properties, Inc.  136,248 3,617
Welltower, Inc.  88,371 20,057
Weyerhaeuser Co.  94,602 2,265
Total 147,782
Utilities (2.2%)
The AES Corp.  88,598 1,299
Alliant Energy Corp.  33,363 2,545
Ameren Corp.  34,801 3,934
American Electric
Power Co., Inc.  67,724 9,265
American Water Works
Co., Inc.  25,146 3,309
Atmos Energy Corp.  19,735 3,400
CenterPoint Energy,
Inc.  84,494 3,721
CMS Energy Corp.  39,228 3,001

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Consolidated Edison,
Inc.  45,269 5,008
Constellation Energy
Corp.  39,427 9,792
Dominion Energy, Inc.  108,848 7,433
DTE Energy Co.  26,492 4,037
Duke Energy Corp.  98,808 12,507
Edison International  49,674 3,698
Entergy Corp.  55,946 6,426
Evergy , Inc.  28,261 2,443
Eversource Energy  46,760 3,379
Exelon Corp.  127,469 5,943
FirstEnergy Corp.  65,814 3,129
NextEra Energy, Inc.  262,813 23,067
NiSource, Inc.  55,036 2,617
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
NRG Energy, Inc.  26,885 3,927
PG&E Corp.  281,997 4,743
Pinnacle West Capital
Corp.  14,834 1,587
PPL Corp.  92,514 3,363
Public Service
Enterprise Group,
Inc.  62,673 5,087
Sempra  82,075 7,609
The Southern Co.  138,597 13,265
Vistra Corp.  39,616 6,284
WEC Energy Group,
Inc.  40,993 4,787
Common Stocks
(99.5%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Xcel Energy, Inc.  78,475 6,302
Total 176,907
Total Common Stocks
(Cost: $1,980,814) 8,102,373
Total Investments (99.5%)
(Cost: $1,980,814)
@
8,102,373
Other Assets, Less
Liabilities (0.5%) 44,563
Net Assets (100.0%) 8,146,936
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P 500 Future Long USD 6 123 9/26 $ 46,422 $ (61) $ 258
$ (61) $ 258
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 258 $ 258 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
π Amount is less than one thousand.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,980,814 and the net unrealized appreciation of investments based on that cost was $6,121,498 which is comprised of $6,229,887 aggregate gross unrealized appreciation and $108,389 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Financials $ 952,914 $ — $ —π
All Others 7,149,459 — —
Total Assets:
$ 8,102,373 $ — $ —π
Liabilities:
Other Financial Instruments^
Futures (61) — —
Total Liabilities:
$ (61) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Common Stocks
( 98 .2% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .0% )
Alphabet, Inc. - Class A  5,256 1,878
Total 1,878
Consumer Discretionary ( 4 .4% )
Amazon.com, Inc. * 24,080 5,739
PulteGroup, Inc.  16,118 2,212
Total 7,951
Consumer Staples ( 12 .3% )
Colgate-Palmolive Co.  32,062 2,939
Kimberly-Clark Corp.  39,213 4,304
L'Oreal SA  4,627 2,030
Mondelez International,
Inc.  44,786 2,590
PepsiCo, Inc.  28,397 3,845
Target Corp.  16,559 2,163
Unilever PLC, ADR  69,901 4,203
Total 22,074
Energy ( 7 .9% )
Baker Hughes Co.  56,468 3,134
Chevron Corp.  23,988 3,977
Enterprise Products
Partners LP  133,739 4,916
TotalEnergies SE  27,406 2,131
Total 14,158
Financials ( 22 .1% )
Ameriprise Financial,
Inc.  4,306 1,975
Berkshire Hathaway,
Inc. - Class B * 12,216 6,113
BlackRock, Inc.  5,024 4,831
The Charles Schwab
Corp.  40,468 3,734
Commerce
Bancshares, Inc.  47,397 2,737
JPMorgan Chase & Co.  17,512 5,732
Marsh & McLennan
Cos., Inc.  42,716 7,120
Reinsurance Group of
America, Inc.  12,878 2,739
Truist Financial Corp.  91,095 4,538
Total 39,519
Health Care ( 16 .2% )
Becton Dickinson and
Co.  37,336 5,650
Henry Schein, Inc. * 37,454 3,128
IQVIA Holdings, Inc. * 16,304 3,150
Johnson & Johnson  22,698 5,765
Medtronic PLC  58,877 4,606
Roche Holding AG  6,715 2,764
Common Stocks
(98.2%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
UnitedHealth Group,
Inc.  9,634 4,004
Total 29,067
Industrials ( 11 .8% )
A.O. Smith Corp.  59,866 3,755
Honeywell Aerospace,
Inc. * 8,172 1,807
Honeywell
International, Inc.  8,172 1,830
Norfolk Southern Corp.  10,955 3,446
Owens Corning  16,661 2,649
PACCAR, Inc.  24,845 2,984
RTX Corp.  12,730 2,415
Siemens AG  6,966 2,238
Total 21,124
Information Technology ( 12 .1% )
Analog Devices, Inc.  8,358 3,319
Apple, Inc.  16,040 4,641
Cisco Systems, Inc.  26,756 3,143
Microsoft Corp.  17,918 6,684
QUALCOMM, Inc.  8,675 1,603
TE Connectivity PLC  11,323 2,283
Total 21,673
Materials ( 5 .3% )
Amrize, Ltd. * 61,581 3,282
Packaging Corp. of
America  16,588 3,953
PPG Industries, Inc.  18,264 2,215
Total 9,450
Utilities ( 5 .1% )
Atmos Energy Corp.  15,925 2,743
Duke Energy Corp.  49,894 6,316
Total 9,059
Total Common Stocks
(Cost: $157,667) 175,953
Total Investments (98.2%)
(Cost: $157,667)
@
175,953
Other Assets, Less
Liabilities (1.8%) 3,180
Net Assets (100.0%) 179,133

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA CHF 1,796 2,244 9/25/26 $ — $ (1) $ (1)
Sell       Morgan Stanley Bank NA CHF 117 147 9/25/26 — — π — π
Buy       Bank of America NA EUR 1,060 1,216 9/25/26 4 — 4
Buy       Morgan Stanley Bank NA EUR 419 480 9/25/26 3 — 3
Sell       Bank of America NA EUR 3,090 3,543 9/25/26 11 — 11
Sell       Morgan Stanley Bank NA EUR 3,090 3,543 9/25/26 10 — 10
Sell       Bank of America NA GBP 2,667 3,538 9/25/26 — (1) (1)
Sell       Goldman Sachs International GBP 75 99 9/25/26 — — π — π
$ 28 $ (2) $ 26
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 28 — $ 28 $ (2) — — $ (2)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $157,667 and the net unrealized appreciation of investments based on that cost was $18,312 which is comprised of $21,844 aggregate gross unrealized appreciation and
$3,532 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples $ 20,044 $ 2,030 $ —
Health Care 26,303 2,764 —
Industrials 18,886 2,238 —
All Others 103,688 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 28 —
Total Assets:
$ 168,921 $ 7,060 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (2) —
Total Liabilities:
$ — $ (2) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Common Stocks
( 99 .0% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 0 .9% )
T-Mobile US, Inc.  70,740 11,865
Total 11,865
Consumer Discretionary ( 8 .6% )
Amazon.com, Inc. * 202,972 48,376
General Motors Co.  271,096 20,896
Hilton Worldwide
Holdings, Inc.  48,000 15,862
PulteGroup, Inc.  174,307 23,917
Total 109,051
Consumer Staples ( 8 .4% )
BJ's Wholesale Club
Holdings, Inc. * 68,121 5,942
The Coca-Cola Co.  364,877 29,654
The Kroger Co.  163,002 9,051
Philip Morris
International, Inc.  164,860 29,825
The Procter & Gamble
Co.  118,934 17,440
Walmart, Inc.  120,812 13,683
Total 105,595
Energy ( 5 .8% )
ConocoPhillips  108,175 11,246
Exxon Mobil Corp.  235,826 32,242
Shell PLC  349,046 13,486
Valero Energy Corp.  60,612 15,786
Total 72,760
Financials ( 18 .2% )
The Allstate Corp.  75,342 17,927
American International
Group, Inc.  150,517 11,218
Apollo Global
Management, Inc.  92,988 11,001
Bank of America Corp.  465,224 26,508
Capital One Financial
Corp.  115,455 23,163
The Charles Schwab
Corp.  236,510 21,823
Citigroup, Inc.  350,905 49,113
CME Group, Inc.  54,694 12,078
The Goldman Sachs
Group, Inc.  16,419 16,606
JPMorgan Chase & Co.  36,079 11,810
The PNC Financial
Services Group, Inc.  78,711 19,380
State Street Corp.  49,996 8,479
Total 229,106
Health Care ( 14 .4% )
AbbVie, Inc.  130,587 32,861
AstraZeneca PLC  86,057 16,318
Becton Dickinson and
Co.  74,135 11,219
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Boston Scientific
Corp. * 148,986 6,359
McKesson Corp.  29,974 22,648
Novo Nordisk A/S, ADR  192,963 9,250
Regeneron
Pharmaceuticals, Inc.  27,874 17,380
Thermo Fisher
Scientific, Inc.  41,750 20,932
UnitedHealth Group,
Inc.  61,988 25,764
Vertex
Pharmaceuticals,
Inc. * 31,294 15,545
Waters Corp. * 9,873 3,703
Total 181,979
Industrials ( 11 .7% )
FedEx Corp.  55,185 17,280
FedEx Freight Holding
Co., Inc. * 30,603 4,621
Honeywell Aerospace,
Inc. * 52,439 11,593
Honeywell
International, Inc.  52,440 11,741
Ingersoll-Rand, Inc.  135,694 11,126
Northrop Grumman
Corp.  26,387 13,439
Otis Worldwide Corp.  156,543 11,209
RTX Corp.  97,715 18,539
Southwest Airlines Co.  464,328 23,876
Trane Technologies
PLC  15,986 7,852
United Rentals, Inc.  14,035 15,900
Total 147,176
Information Technology ( 20 .1% )
Accenture PLC
- Class A  76,221 9,485
Advanced Micro
Devices, Inc. * 47,027 27,319
Apple, Inc.  275,585 79,743
Cisco Systems, Inc.  302,599 35,543
Marvell Technology,
Inc.  44,355 13,213
Microsoft Corp.  191,854 71,565
Seagate Technology
Holdings PLC  17,093 16,495
Total 253,363
Materials ( 5 .2% )
Corteva, Inc.  238,145 20,168
CRH PLC  142,829 15,283
Eastman Chemical Co.  43,321 2,902
Freeport-McMoRan,
Inc.  315,394 19,835
Common Stocks
(99.0%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
PPG Industries, Inc.  56,804 6,890
Total 65,078
Real Estate ( 1 .9% )
American Tower Corp.  20,813 3,404
Prologis, Inc.  90,380 12,244
Vornado Realty Trust  205,825 8,089
Total 23,737
Utilities ( 3 .8% )
American Electric
Power Co., Inc.  82,206 11,246
NextEra Energy, Inc.  234,908 20,618
NRG Energy, Inc.  112,918 16,493
Total 48,357
Total Common Stocks
(Cost: $1,097,597) 1,248,067
Short-Term
Investments ( 0 .0% )
Governments ( 0 .0% )
US Treasury Bill
0.000%, 7/16/26  480,000 479
0.000%, 10/22/26  300,000 297
Total 776
Total Short-Term Investments
(Cost: $776) 776
Total Investments (99.0%)
(Cost: $1,098,373)
@
1,248,843
Other Assets, Less
Liabilities (1.0%) 11,987
Net Assets (100.0%) 1,260,830

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA DKK 30,631 4,701 9/16/26 $ 78 $ — $ 78
Sell       Citibank NA DKK 19,172 2,943 9/16/26 48 — 48
Buy       HSBC Bank PLC EUR 557 639 9/16/26 — (10) (10)
Buy       Morgan Stanley and Co.
International PLC
EUR 10,921 12,518 9/16/26 35 (16) 19
Sell       Goldman Sachs International EUR 9,299 10,658 9/16/26 167 — 167
Sell       JP Morgan Chase Bank NA EUR 289 331 9/16/26 5 — 5
Buy       Morgan Stanley and Co.
International PLC
GBP 3,019 4,004 9/16/26 23 — 23
Sell       Goldman Sachs International GBP 20,577 27,294 9/16/26 332 — 332
Sell       Morgan Stanley and Co.
International PLC
GBP 2,278 3,022 9/16/26 35 — 35
$ 723 $ (26) $ 697
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 723 — $ 723 $ (26) — — $ (26)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,098,373 and the net unrealized appreciation of investments based on that cost was $151,167 which is comprised of $202,816 aggregate gross unrealized appreciation and $51,649 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Energy $ 59,274 $ 13,486 $ —
All Others 1,175,307 — —
Short-Term Investments — 776 —
Other Financial Instruments^
Forward Foreign Currency Contracts — 723 —
Total Assets:
$ 1,234,581 $ 14,985 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (26) —
Total Liabilities:
$ — $ (26) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
( 99 .1% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 2 .6% )
Alphabet, Inc. - Class C  3,426 1,210
Meta Platforms, Inc. -
Class A  6,050 3,408
News Corp. - Class A  225,078 5,589
T-Mobile US, Inc.  33,057 5,545
The Walt Disney Co.  59,848 5,760
Total 21,512
Consumer Discretionary ( 7 .4% )
Amazon.com, Inc. * 187,082 44,589
The Home Depot, Inc.  20,419 7,201
Las Vegas Sands Corp.  144,056 6,654
Mattel, Inc. * 53,792 747
McDonald's Corp.  7,900 2,136
Total 61,327
Consumer Staples ( 6 .6% )
Colgate-Palmolive Co.  138,543 12,702
Kenvue, Inc.  284,220 5,431
Kimberly-Clark Corp.  50,229 5,514
Philip Morris
International, Inc.  52,846 9,560
The Procter & Gamble
Co.  68,464 10,039
Tyson Foods, Inc. -
Class A  29,896 1,711
Unilever PLC, ADR  91,061 5,475
Walmart, Inc.  36,665 4,153
Total 54,585
Energy ( 8 .4% )
Chevron Corp.  39,711 6,582
ConocoPhillips  105,051 10,921
EOG Resources, Inc.  40,089 5,201
EQT Corp.  39,931 2,123
Expand Energy Corp.  48,348 4,409
Exxon Mobil Corp.  71,160 9,729
Kinder Morgan, Inc.  66,904 2,139
Phillips 66  3,988 674
SLB, Ltd.  97,400 4,528
South Bow Corp.  62,478 2,201
TC Energy Corp.  49,731 3,297
TotalEnergies SE  180,330 14,019
The Williams Cos., Inc.  48,368 3,596
Total 69,419
Financials ( 19 .5% )
The Allstate Corp.  25,347 6,031
American International
Group, Inc.  106,037 7,903
Apollo Global
Management, Inc.  13,652 1,615
Bank of America Corp.  157,108 8,952
Capital One Financial
Corp.  10,605 2,128
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
The Charles Schwab
Corp.  141,967 13,099
Chubb, Ltd.  35,030 11,936
Citigroup, Inc.  105,813 14,810
Equitable Holdings, Inc.  239,558 10,512
Fifth Third Bancorp  143,823 8,107
Global Payments, Inc.  9,096 660
Huntington
Bancshares, Inc.  535,597 9,496
JPMorgan Chase & Co.  42,978 14,068
Loews Corp.  88,983 10,074
MetLife, Inc.  198,790 16,820
Morgan Stanley  8,311 1,737
State Street Corp.  25,920 4,396
U.S. Bancorp  193,611 11,694
Wells Fargo & Co.  83,363 6,889
Total 160,927
Health Care ( 13 .0% )
AstraZeneca PLC  28,578 5,419
Becton Dickinson and
Co.  60,373 9,136
Biogen, Inc. * 9,651 2,085
Bristol-Myers Squibb
Co.  103,605 5,970
The Cigna Group  21,386 5,896
CVS Health Corp.  121,495 12,569
Elevance Health, Inc.  31,314 12,110
Johnson & Johnson  23,312 5,920
Medtronic PLC  64,989 5,084
Merck & Co., Inc.  70,199 9,021
Novo Nordisk A/S, ADR  80,952 3,881
Thermo Fisher
Scientific, Inc.  7,851 3,936
UnitedHealth Group,
Inc.  18,627 7,742
Viatris, Inc.  514,789 8,175
Waters Corp. * 10,815 4,056
Zimmer Biomet
Holdings, Inc.  80,383 6,920
Total 107,920
Industrials ( 13 .4% )
3M Co.  11,922 1,930
AGCO Corp.  43,142 5,164
Airbus SE  2,017 449
The Boeing Co. * 38,115 8,251
Booz Allen Hamilton
Holding Corp.  51,649 3,133
CSX Corp.  231,655 11,011
Fortive Corp.  166,941 10,198
General Electric Co.  20,972 7,838
L3Harris Technologies,
Inc.  28,022 8,143
The Middleby Corp. * 6,485 1,115
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Norfolk Southern Corp.  5,171 1,627
Rockwell Automation,
Inc.  10,138 5,019
Siemens AG  33,843 10,875
Southwest Airlines Co.  178,658 9,187
StandardAero, Inc. * 110,193 3,296
Stanley Black &
Decker, Inc.  128,568 12,101
Union Pacific Corp.  18,846 5,126
United Parcel Service,
Inc. - Class B  60,589 6,513
Total 110,976
Information Technology ( 16 .7% )
Accenture PLC
- Class A  6,558 816
Advanced Micro
Devices, Inc. * 4,138 2,404
Apple, Inc.  108,590 31,422
Applied Materials, Inc.  17,574 12,706
Cisco Systems, Inc.  74,395 8,738
Fiserv, Inc. * 41,084 2,015
Intel Corp. * 119,933 16,746
Microsoft Corp.  95,983 35,804
QUALCOMM, Inc.  78,299 14,469
Ralliant Corp.  34,988 2,576
Salesforce, Inc.  27,920 4,374
Skyworks Solutions,
Inc.  12,700 861
TE Connectivity PLC  8,799 1,774
Texas Instruments, Inc.  10,676 3,182
Total 137,887
Materials ( 3 .0% )
Avery Dennison Corp.  15,178 2,464
CF Industries Holdings,
Inc.  84,557 9,154
International Paper Co.  230,799 8,793
West Fraser Timber
Co., Ltd.  62,307 4,218
Total 24,629
Real Estate ( 3 .0% )
Equity Residential  131,196 8,912
Public Storage  4,200 1,337
Rayonier, Inc.  305,071 6,492
Rexford Industrial
Realty, Inc.  139,121 4,661
Sun Communities, Inc.  11,234 1,347
Weyerhaeuser Co.  80,579 1,929
Total 24,678
Utilities ( 5 .5% )
Alliant Energy Corp.  98,826 7,539
Ameren Corp.  60,997 6,895
NextEra Energy, Inc.  64,636 5,673

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio
Common Stocks
(99.1%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Sempra  73,815 6,843
The Southern Co.  167,293 16,012
Xcel Energy, Inc.  26,659 2,141
Total 45,103
Total Common Stocks
(Cost: $628,579) 818,963
Convertible Preferred
Stocks ( 0 .6% )
Industrials ( 0 .4% )
The Boeing Co.,
6.000%, 10/15/27 49,355 3,322
Total 3,322
Utilities ( 0 .2% )
The Southern Co.,
7.125%, 12/15/28 38,728 1,926
Total 1,926
Total Convertible Preferred
Stocks (Cost: $4,404) 5,248
Total Investments (99.7%)
(Cost: $632,983)
@
824,211
Other Assets, Less
Liabilities (0.3%) 2,344
Net Assets (100.0%) 826,555
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $632,983 and the net unrealized appreciation of investments based on that cost was $191,228 which is comprised of $215,212 aggregate gross unrealized appreciation and $23,984 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Energy $ 65,917 $ 3,502 $ —
Industrials 99,652 11,324 —
All Others 638,568 — —
Convertible Preferred Stocks 5,248 — —
Total Assets:
$ 809,385 $ 14,826 $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
( 99 .3% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .9% )
Live Nation
Entertainment, Inc. * 75,409 13,808
Reddit, Inc. - Class A * 15,779 2,739
Roblox Corp.
- Class A * 80,803 4,394
Total 20,941
Consumer Discretionary ( 11 .3% )
AutoZone, Inc. * 1,968 6,290
Burlington Stores, Inc. * 43,484 13,776
Carvana Co. * 56,611 3,726
Chipotle Mexican Grill,
Inc. * 616,156 20,949
Coupang, Inc. * 126,976 2,206
DoorDash, Inc.
- Class A * 42,463 7,836
DraftKings, Inc.
- Class A * 135,306 3,418
Expedia Group, Inc.  13,315 3,407
Hilton Worldwide
Holdings, Inc.  19,687 6,506
Levi Strauss & Co. -
Class A  266,745 6,623
Royal Caribbean
Cruises, Ltd.  54,047 17,162
Somnigroup
International, Inc.  92,797 7,275
Texas Roadhouse, Inc.  43,095 8,327
Viking Holdings, Ltd. * 113,492 11,879
Wynn Resorts, Ltd.  64,605 6,272
Total 125,652
Consumer Staples ( 2 .4% )
Casey's General
Stores, Inc.  18,322 14,562
Performance Food
Group Co. * 103,306 11,549
Total 26,111
Energy ( 3 .3% )
Cheniere Energy, Inc.  34,273 8,192
EOG Resources, Inc.  57,014 7,396
TechnipFMC PLC  128,568 8,524
The Williams Cos., Inc.  162,709 12,096
Total 36,208
Financials ( 6 .7% )
Affirm Holdings, Inc. * 135,630 11,061
Arthur J. Gallagher &
Co.  37,315 8,566
The Bank of New York
Mellon Corp.  34,624 5,007
Figure Technology
Solutions, Inc. -
Class A * 106,834 3,281
MSCI, Inc.  11,736 6,573
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Robinhood Markets,
Inc. - Class A * 239,395 24,006
Rocket Cos., Inc. -
Class A * 269,687 4,248
Simon Property Group,
Inc.  48,851 10,925
Tradeweb Markets, Inc.
- Class A * 11,623 1,158
Total 74,825
Health Care ( 14 .3% )
Agilent Technologies,
Inc.  39,755 5,281
Alnylam
Pharmaceuticals,
Inc. * 51,400 15,473
BridgeBio Pharma,
Inc. * 96,638 7,198
Caris Life Sciences,
Inc. * 281,684 5,020
Cencora, Inc.  63,616 18,002
Cytokinetics, Inc. * 34,057 2,901
Disc Medicine, Inc. * 54,429 3,981
IDEXX Laboratories,
Inc. * 18,780 9,886
Insmed, Inc. * 121,599 12,965
Ionis Pharmaceuticals,
Inc. * 95,270 7,554
IQVIA Holdings, Inc. * 30,262 5,847
iRhythm Holdings,
Inc. * 17,581 2,091
Mettler-Toledo
International, Inc. * 3,043 3,887
Natera, Inc. * 66,291 17,995
Neurocrine
Biosciences, Inc. * 94,716 15,963
Rhythm
Pharmaceuticals,
Inc. * 63,423 7,042
uniQure NV * 81,346 3,747
Veeva Systems, Inc. * 49,038 8,703
Xenon
Pharmaceuticals,
Inc. * 80,838 4,879
Total 158,415
Industrials ( 23 .6% )
AMETEK, Inc.  39,516 9,561
Axon Enterprise, Inc. * 15,405 8,636
BWX Technologies, Inc.  54,322 10,574
Carlisle Cos., Inc.  14,212 5,155
Carpenter Technology
Corp.  21,991 13,565
Comfort Systems USA,
Inc.  15,570 30,859
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Dpc Holdings, Ltd. * 71,249 3,495
ESAB Corp.  48,779 4,811
Fastenal Co.  467,585 22,458
FTAI Aviation, Ltd.  48,543 13,132
HEICO Corp. - Class A  68,902 17,771
Howmet Aerospace,
Inc.  22,767 6,121
Ingersoll-Rand, Inc.  60,925 4,995
Innio NV * 246,519 9,750
ITT, Inc.  44,664 8,833
MasTec, Inc. * 29,848 12,419
PACCAR, Inc.  49,607 5,959
Quanta Services, Inc.  10,446 7,522
Rocket Lab Corp. * 215,503 21,906
Rockwell Automation,
Inc.  33,290 16,481
Sterling Infrastructure,
Inc. * 12,268 10,297
Trane Technologies
PLC  18,329 9,002
Vicor Corp. * 21,458 8,149
Total 261,451
Information Technology ( 33 .5% )
Allegro MicroSystems,
Inc. * 136,382 9,495
Astera Labs, Inc. * 56,134 27,114
Autodesk, Inc. * 22,095 4,296
Cerebras Systems, Inc.
- Class A * 48,211 10,655
Ciena Corp. * 11,414 5,599
Circle Internet Group,
Inc. * 15,279 957
Cloudflare, Inc.
- Class A * 67,633 16,589
CoreWeave, Inc. -
Class A * 73,826 7,349
Credo Technology
Group Holding, Ltd. * 25,710 6,992
Datadog, Inc.
- Class A * 129,498 33,716
DigitalOcean Holdings,
Inc. * 58,007 9,109
Entegris, Inc.  33,682 6,058
Fabrinet * 25,654 14,420
Guidewire Software,
Inc. * 28,992 3,567
Jabil, Inc.  43,275 16,682
JFrog, Ltd. * 105,860 9,620
Kulicke and Soffa
Industries, Inc.  35,214 4,710
Lumentum Holdings,
Inc. * 27,403 23,513

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
MACOM Technology
Solutions Holdings,
Inc. * 28,468 10,828
Microchip Technology,
Inc.  69,027 6,295
MKS, Inc.  19,444 8,649
MongoDB, Inc. * 11,068 3,718
Okta, Inc. * 42,773 5,836
Procore Technologies,
Inc. * 67,302 2,734
Rambus, Inc. * 65,791 8,733
Rubrik, Inc. - Class A * 90,555 7,270
SiTime Corp. * 12,599 9,393
Snowflake, Inc. * 129,490 32,955
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Take-Two Interactive
Software, Inc. * 81,227 20,305
Teledyne Technologies,
Inc. * 14,008 9,342
Teradyne, Inc.  49,313 23,860
Twilio, Inc. * 32,433 6,692
Viavi Solutions, Inc. * 107,664 5,141
Total 372,192
Materials ( 0 .5% )
James Hardie
Industries PLC * 214,931 5,627
Total 5,627
Common Stocks
(99.3%)
Shares/
Par
+
Value
$ (000’s)
Real Estate ( 0 .6% )
CBRE Group, Inc. * 52,258 7,038
Total 7,038
Utilities ( 1 .2% )
Fervo Energy Co. -
Class A * 135,423 3,958
Vistra Corp.  57,300 9,090
Total 13,048
Total Common Stocks
(Cost: $942,077) 1,101,508
Total Investments (99.3%)
(Cost: $942,077)
@
1,101,508
Other Assets, Less
Liabilities (0.7%) 8,260
Net Assets (100.0%) 1,109,768
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $942,077 and the net unrealized appreciation of investments based on that cost was $159,431 which is comprised of $196,911 aggregate gross unrealized appreciation and $37,480 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,101,508 $ — $ —
Total Assets:
$ 1,101,508 $ — $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
( 99 .2% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .5% )
The New York Times
Co. - Class A  74,771 5,232
Nexstar Media Group,
Inc.  13,344 2,383
Pinterest, Inc.
- Class A * 223,645 4,703
Roku, Inc. * 60,783 8,397
Sirius XM Holdings,
Inc.  87,181 2,575
Warner Music Group
Corp. - Class A  67,844 1,837
Total 25,127
Consumer Discretionary ( 10 .5% )
Abercrombie & Fitch
Co. * 20,767 1,869
Aramark  121,923 6,937
Autoliv, Inc.  31,897 3,705
AutoNation, Inc. * 11,638 2,162
Bath & Body Works,
Inc.  93,448 2,161
BorgWarner, Inc.  95,197 6,321
Boyd Gaming Corp.  25,500 2,252
Brunswick Corp.  30,044 2,531
Burlington Stores, Inc. * 29,120 9,225
Capri Holdings, Ltd. * 55,405 1,029
CAVA Group, Inc. * 46,390 3,641
Chewy, Inc. - Class A * 111,722 2,195
Choice Hotels
International, Inc.  9,397 1,036
Churchill Downs, Inc.  30,809 2,762
Columbia Sportswear
Co.  11,163 690
Crocs, Inc. * 23,061 2,782
Dick's Sporting Goods,
Inc.  30,509 6,920
Duolingo, Inc. * 18,612 2,141
Dutch Bros, Inc.
- Class A * 59,083 4,243
Five Below, Inc. * 25,651 4,612
Floor & Decor
Holdings, Inc. * 50,117 2,975
GameStop Corp. * 191,686 4,232
The Gap, Inc.  103,409 1,932
Gentex Corp.  98,803 2,497
The Goodyear Tire &
Rubber Co. * 133,415 881
Graham Holdings Co. -
Class B  1,552 1,772
Grand Canyon
Education, Inc. * 12,182 1,743
H&R Block, Inc.  58,955 2,245
Harley-Davidson, Inc.  48,842 1,195
Hilton Grand Vacations,
Inc. * 27,865 1,459
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Hyatt Hotels Corp. -
Class A  19,044 3,692
KB Home  29,143 1,824
Lear Corp.  23,238 3,115
Lithia Motors, Inc.  10,581 3,074
Macy's, Inc.  122,394 2,882
Mattel, Inc. * 134,876 1,872
Murphy USA, Inc.  7,802 4,204
Ollie's Bargain Outlet
Holdings, Inc. * 28,173 2,166
Penske Automotive
Group, Inc.  8,488 1,519
Planet Fitness, Inc. -
Class A * 36,722 1,916
Polaris, Inc.  25,082 1,717
PVH Corp.  21,298 1,582
RH * 7,161 1,180
Service Corp.
International  64,020 4,863
SharkNinja, Inc. * 32,823 4,998
Somnigroup
International, Inc.  97,622 7,654
Taylor Morrison Home
Corp. * 43,315 3,107
Texas Roadhouse, Inc.  30,513 5,896
Thor Industries, Inc.  24,367 1,831
Toll Brothers, Inc.  43,853 7,225
TopBuild Corp. * 13,016 4,615
Travel + Leisure Co.  28,965 2,214
Vail Resorts, Inc.  16,532 2,251
Valvoline, Inc. * 59,212 2,341
VF Corp.  152,818 2,549
Visteon Corp.  12,390 1,229
Whirlpool Corp.  30,073 1,185
Wingstop, Inc.  12,639 2,192
Wyndham Hotels &
Resorts, Inc.  34,739 2,925
YETI Holdings, Inc. * 35,174 1,743
Total 179,706
Consumer Staples ( 3 .1% )
Albertsons Companies,
Inc.  165,222 2,236
BJ's Wholesale Club
Holdings, Inc. * 59,273 5,170
The Boston Beer Co.,
Inc. - Class A * 3,464 613
Celsius Holdings, Inc. * 73,573 2,154
Coca-Cola
Consolidated, Inc.  26,227 5,007
Darling Ingredients,
Inc. * 73,566 4,018
e.l.f. Beauty, Inc. * 27,464 2,032
Ingredion, Inc.  29,303 2,775
Maplebear, Inc. * 76,411 3,618
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
The Marzetti Co.  9,440 1,078
Performance Food
Group Co. * 72,874 8,147
Pilgrim's Pride Corp.  19,885 559
Post Holdings, Inc. * 18,511 1,634
Sprouts Farmers
Market, Inc. * 43,656 3,692
US Foods Holding
Corp. * 102,235 10,454
Total 53,187
Energy ( 4 .3% )
Antero Midstream
Corp.  153,991 3,503
Antero Resources
Corp. * 136,592 4,800
Chord Energy Corp.  26,120 2,986
CNX Resources Corp. * 65,668 2,228
DT Midstream, Inc.  47,283 6,938
HF Sinclair Corp.  71,139 4,955
Matador Resources
Co.  54,032 2,690
Murphy Oil Corp.  62,379 2,031
NOV, Inc.  166,453 3,088
Ovintiv, Inc.  127,772 6,727
PBF Energy, Inc. -
Class A  39,003 1,775
Permian Resources
Corp.  365,228 6,724
Range Resources
Corp.  109,329 4,066
TechnipFMC PLC  184,905 12,259
Valaris, Ltd. * 29,941 2,174
Viper Energy, Inc. -
Class A  90,127 3,821
Weatherford
International PLC  33,342 2,717
Total 73,482
Financials ( 14 .6% )
Affiliated Managers
Group, Inc.  12,258 4,148
Ally Financial, Inc.  129,133 5,934
American Financial
Group, Inc.  31,971 4,474
Annaly Capital
Management, Inc.  339,966 7,602
Associated Banc-Corp.  75,579 2,326
Bank OZK  47,631 2,481
Brighthouse Financial,
Inc. * 26,593 1,683
The Carlyle Group, Inc.  120,006 5,053
CNO Financial Group,
Inc.  43,408 2,213

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Columbia Banking
System, Inc.  134,357 4,306
Commerce
Bancshares, Inc.  62,945 3,635
Corebridge Financial,
Inc.  112,329 3,216
Cullen/Frost Bankers,
Inc.  29,160 4,506
East West Bancorp,
Inc.  63,483 8,195
Equitable Holdings, Inc.  130,652 5,733
Essent Group, Ltd.  42,792 2,751
Euronet Worldwide,
Inc. * 16,440 1,203
Evercore, Inc. - Class A  17,944 6,127
F.N.B. Corp.  165,319 3,154
Federated Hermes, Inc.  33,422 1,846
Fidelity National
Financial, Inc.  117,409 5,537
First American
Financial Corp.  47,166 3,235
First Financial
Bankshares, Inc.  60,627 2,098
First Horizon Corp.  219,731 5,634
FirstCash Holdings,
Inc.  17,911 3,875
Flagstar Bank NA  139,271 2,081
Glacier Bancorp, Inc.  59,843 3,087
Hamilton Lane, Inc. -
Class A  19,004 1,498
Hancock Whitney Corp.  37,518 2,803
The Hanover Insurance
Group, Inc.  16,249 3,479
Home BancShares,
Inc.  87,051 2,485
Houlihan Lokey, Inc.  25,172 3,376
International
Bancshares Corp.  24,961 1,896
Janus Henderson
Group PLC  57,040 2,963
Jefferies Financial
Group, Inc.  75,905 3,794
Kinsale Capital Group,
Inc.  10,171 3,354
MGIC Investment Corp.  98,192 2,769
Morningstar, Inc.  10,234 1,597
Old National Bancorp  159,631 4,134
Old Republic
International Corp.  104,027 4,257
Pinnacle Financial
Partners, Inc.  69,707 7,032
Primerica, Inc.  14,424 4,099
Prosperity Bancshares,
Inc.  46,787 3,417
Reinsurance Group of
America, Inc.  30,409 6,466
RenaissanceRe
Holdings, Ltd.  19,790 6,271
RLI Corp.  42,717 2,523
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Ryan Specialty
Holdings, Inc.  52,588 1,986
SEI Investments Co.  42,446 3,723
Selective Insurance
Group, Inc.  27,777 2,695
Shift4 Payments, Inc. -
Class A * 27,239 1,325
SLM Corp.  87,539 2,271
SouthState Bank Corp.  45,341 4,530
Starwood Property
Trust, Inc.  161,858 2,651
Stifel Financial Corp.  71,025 4,955
Texas Capital
Bancshares, Inc.  20,170 2,083
Toast, Inc. - Class A * 218,109 6,068
UMB Financial Corp.  33,101 4,726
United Bankshares,
Inc.  63,870 2,927
Unum Group  68,233 6,100
Valley National
Bancorp  221,235 3,241
Voya Financial, Inc.  42,088 3,810
Webster Financial
Corp.  75,221 5,748
Western Alliance
Bancorp  47,526 3,907
WEX, Inc. * 16,091 2,270
Wintrust Financial
Corp.  31,223 5,018
Zions Bancorp NA  68,197 4,719
Total 249,099
Health Care ( 8 .6% )
Arrowhead
Pharmaceuticals,
Inc. * 65,383 5,329
Avantor, Inc. * 317,166 3,140
BioMarin
Pharmaceutical,
Inc. * 89,446 5,118
Bio-Rad Laboratories,
Inc. - Class A * 8,362 2,455
Bruker Corp.  51,584 3,104
Chemed Corp.  6,163 2,870
Cytokinetics, Inc. * 63,022 5,369
DENTSPLY SIRONA,
Inc.  92,781 984
Doximity, Inc.
- Class A * 61,773 1,281
Elanco Animal Health,
Inc. * 231,834 5,705
Encompass Health
Corp.  45,898 4,639
Ensign Group, Inc.  26,921 4,316
Envista Holdings
Corp. * 75,574 1,991
Exelixis, Inc. * 116,676 6,348
Globus Medical, Inc. -
Class A * 52,603 4,156
Haemonetics Corp. * 21,635 1,623
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Halozyme
Therapeutics, Inc. * 55,049 4,309
HealthEquity, Inc. * 39,231 3,543
Hims & Hers Health,
Inc. * 98,369 3,411
Illumina, Inc. * 70,230 12,349
Jazz Pharmaceuticals
PLC * 29,126 7,019
Lantheus Holdings,
Inc. * 30,224 3,353
LivaNova PLC * 25,395 2,088
Medpace Holdings,
Inc. * 10,473 5,546
Neurocrine
Biosciences, Inc. * 46,675 7,866
Option Care Health,
Inc. * 72,898 1,529
Penumbra, Inc. * 18,213 5,751
Repligen Corp. * 24,608 3,358
Roivant Sciences,
Ltd. * 209,200 7,404
Sotera Health Co. * 122,854 2,181
Tenet Healthcare
Corp. * 39,980 7,480
United Therapeutics
Corp. * 19,676 10,661
Total 146,276
Industrials ( 25 .4% )
AAON, Inc.  31,471 3,992
Acuity, Inc.  13,975 5,264
Advanced Drainage
Systems, Inc.  33,196 5,210
AECOM  59,632 4,162
AeroVironment, Inc. * 14,967 2,471
AGCO Corp.  27,813 3,329
Alaska Air Group, Inc. * 51,724 2,700
American Airlines
Group, Inc. * 307,117 5,550
APi Group Corp. * 178,940 7,578
Applied Industrial
Technologies, Inc.  17,150 5,799
Avis Budget Group,
Inc. * 7,898 1,168
Booz Allen Hamilton
Holding Corp.  55,851 3,388
The Brink's Co.  19,117 1,806
BWX Technologies, Inc.  42,526 8,278
CACI International,
Inc. * 10,241 4,744
Carlisle Cos., Inc.  18,731 6,795
Carpenter Technology
Corp.  23,060 14,224
Chart Industries, Inc. * 20,828 4,352
Clean Harbors, Inc. * 23,008 6,874
CNH Industrial NV  408,265 4,585
Core & Main, Inc. -
Class A * 87,306 4,212
Crane Co.  22,737 5,072
Curtiss-Wright Corp.  17,120 12,973

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Donaldson Co., Inc.  53,807 4,830
Dycom Industries,
Inc. * 13,936 7,046
EnerSys  17,071 3,991
ESAB Corp.  26,539 2,617
ExlService Holdings,
Inc. * 70,944 1,835
Exponent, Inc.  22,546 1,325
Flowserve Corp.  59,317 4,399
Fluor Corp. * 64,821 3,396
Fortune Brands
Innovations, Inc.  55,329 3,038
FTI Consulting, Inc. * 13,733 2,046
GATX Corp.  16,465 2,917
Genpact, Ltd.  73,162 2,012
Graco, Inc.  76,833 5,809
GXO Logistics, Inc. * 53,248 2,700
Hexcel Corp.  35,013 3,503
IES Holdings, Inc. * 4,072 2,991
ITT, Inc.  41,489 8,205
KBR, Inc.  58,589 2,023
Kirby Corp. * 24,848 3,379
Knight-Swift
Transportation
Holdings, Inc.  75,294 5,863
Kratos Defense &
Security Solutions,
Inc. * 87,044 4,340
Landstar System, Inc.  15,764 3,260
Lincoln Electric
Holdings, Inc.  25,417 6,748
Louisiana-Pacific Corp.  29,472 2,318
MasTec, Inc. * 28,563 11,884
Maximus, Inc.  24,390 1,311
The Middleby Corp. * 19,302 3,320
Moog, Inc. - Class A  13,183 5,587
MSA Safety, Inc.  16,847 2,941
MSC Industrial Direct
Co., Inc.  21,282 2,531
Mueller Industries, Inc.  51,320 6,309
Nextpower, Inc.
- Class A * 68,927 8,212
nVent Electric PLC  74,979 12,717
Oshkosh Corp.  28,932 4,440
Owens Corning  37,361 5,939
Parsons Corp. * 24,655 1,292
Paylocity Holding
Corp. * 20,062 2,097
RB Global, Inc.  86,344 10,055
RBC Bearings, Inc. * 14,613 9,412
Regal Rexnord Corp.  30,861 7,351
Ryder System, Inc.  17,970 4,740
Saia, Inc. * 12,358 5,205
Science Applications
International Corp.  20,006 2,209
Sensata Technologies
Holding PLC  67,446 3,220
Simpson Manufacturing
Co., Inc.  19,086 3,996
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
SPX Technologies,
Inc. * 23,240 5,698
StandardAero, Inc. * 87,684 2,623
Sterling Infrastructure,
Inc. * 14,244 11,956
Terex Corp.  52,876 3,828
Tetra Tech, Inc.  120,464 3,480
The Timken Co.  29,335 4,263
The Toro Co.  44,960 4,380
TransUnion  89,251 6,439
Trex Co., Inc. * 48,218 2,413
UFP Industries, Inc.  26,197 2,377
UL Solutions, Inc. -
Class A  36,122 3,679
Valmont Industries, Inc.  9,010 5,204
Vicor Corp. * 10,846 4,119
Watsco, Inc.  16,245 6,770
Watts Water
Technologies, Inc. -
Class A  12,754 4,993
WESCO International,
Inc.  22,571 7,797
Woodward, Inc.  27,627 11,754
XPO, Inc. * 54,434 11,175
Total 432,833
Information Technology ( 15 .3% )
Advanced Energy
Industries, Inc.  17,653 6,582
Allegro MicroSystems,
Inc. * 57,460 4,000
Amkor Technology, Inc.  52,911 4,563
AppFolio, Inc.
- Class A * 11,163 1,790
Arrow Electronics,
Inc. * 23,694 5,057
Avnet, Inc.  38,069 3,381
Belden, Inc.  18,082 2,168
Bentley Systems, Inc. -
Class B  69,285 2,071
BILL Holdings, Inc. * 41,199 1,490
Cirrus Logic, Inc. * 23,634 3,510
Cognex Corp.  77,295 5,598
Commvault Systems,
Inc. * 19,151 2,714
Crane NXT Co.  22,968 1,175
DigitalOcean Holdings,
Inc. * 37,788 5,934
DocuSign, Inc. * 89,857 3,992
Dolby Laboratories,
Inc. - Class A  28,043 1,475
Dropbox, Inc.
- Class A * 69,558 1,911
Dynatrace, Inc. * 136,391 5,989
Entegris, Inc.  70,714 12,719
Everpure, Inc. * 146,285 11,526
Fabrinet * 16,606 9,334
Guidewire Software,
Inc. * 39,301 4,836
InterDigital, Inc.  11,998 3,397
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
IPG Photonics Corp. * 11,755 1,379
Kyndryl Holdings, Inc. * 104,592 1,183
Lattice Semiconductor
Corp. * 63,514 9,715
Littelfuse, Inc.  11,709 5,332
MACOM Technology
Solutions Holdings,
Inc. * 30,424 11,572
Manhattan Associates,
Inc. * 27,464 3,824
MKS, Inc.  31,311 13,927
Novanta, Inc. * 16,532 2,682
Nutanix, Inc. * 123,115 6,274
Okta, Inc. * 77,824 10,619
Onto Innovation, Inc. * 23,093 8,740
Pegasystems, Inc.  41,911 1,256
Qualys, Inc. * 16,359 2,249
Rambus, Inc. * 50,199 6,663
Sanmina Corp. * 24,880 6,297
Semtech Corp. * 43,229 6,997
Silicon Laboratories,
Inc. * 15,259 3,335
SiTime Corp. * 10,297 7,677
Synaptics, Inc. * 17,944 2,229
TD SYNNEX Corp.  34,654 9,264
TTM Technologies,
Inc. * 48,145 9,004
Twilio, Inc. * 70,421 14,530
UiPath, Inc. - Class A * 197,741 2,149
Universal Display Corp.  20,212 1,750
Viavi Solutions, Inc. * 108,587 5,185
Vontier Corp.  65,350 1,895
Total 260,939
Materials ( 6 .3% )
Alcoa Corp.  122,458 6,385
AptarGroup, Inc.  29,576 3,703
Ashland, Inc.  21,277 1,402
ATI, Inc. * 63,339 12,484
Avient Corp.  42,583 1,574
Axalta Coating
Systems, Ltd. * 99,151 3,393
Cabot Corp.  23,930 2,173
Cleveland-Cliffs, Inc. * 265,254 2,491
Coeur Mining, Inc.  480,124 7,836
Commercial Metals Co.  51,276 3,218
Crown Holdings, Inc.  51,237 5,729
Eagle Materials, Inc.  14,555 3,275
Graphic Packaging
Holding Co.  137,213 1,450
Greif, Inc. - Class A  11,498 857
Hecla Mining Co.  310,657 4,793
Knife River Corp. * 26,350 2,204
MP Materials Corp. * 62,905 3,523
NewMarket Corp.  3,542 2,803
Olin Corp.  52,820 1,047
Reliance, Inc.  23,679 8,846
Royal Gold, Inc.  37,786 7,542
RPM International, Inc.  59,205 6,581

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
The Scotts Miracle-Gro
Co.  20,781 1,415
Silgan Holdings, Inc.  40,754 1,891
Solstice Advanced
Materials, Inc.  73,602 6,521
Sonoco Products Co.  45,860 2,584
Westlake Corp.  15,510 1,132
Total 106,852
Real Estate ( 6 .6% )
Agree Realty Corp.  55,531 4,206
American Healthcare
REIT, Inc.  89,520 4,668
American Homes 4
Rent - Class A  147,117 4,931
Brixmor Property
Group, Inc.  142,100 4,480
CareTrust REIT, Inc.  109,734 4,428
COPT Defense
Properties  52,084 1,895
Cousins Properties,
Inc.  76,442 2,292
CubeSmart  105,153 4,182
EastGroup Properties,
Inc.  24,837 5,030
EPR Properties  35,407 2,054
Equity LifeStyle
Properties, Inc.  89,777 5,786
First Industrial Realty
Trust, Inc.  61,394 3,764
Gaming and Leisure
Properties, Inc.  131,273 5,846
Healthcare Realty
Trust, Inc.  160,956 3,247
Independence Realty
Trust, Inc.  109,235 1,823
Jones Lang LaSalle,
Inc. * 21,539 6,676
Kilroy Realty Corp.  49,681 1,862
Kite Realty Group Trust  93,775 2,661
Lamar Advertising Co. -
Class A  40,394 6,301
National Storage
Affiliates Trust  32,910 1,464
NNN REIT, Inc.  88,327 4,110
Omega Healthcare
Investors, Inc.  138,273 6,593
Park Hotels & Resorts,
Inc.  93,005 1,325
Rayonier, Inc.  128,486 2,734
Rexford Industrial
Realty, Inc.  104,003 3,484
Sabra Health Care
REIT, Inc.  116,446 2,272
STAG Industrial, Inc.  88,840 3,381
Vornado Realty Trust  73,330 2,882
WP Carey, Inc.  103,455 7,397
Total 111,774
Common Stocks
(99.2%)
Shares/
Par
+
Value
$ (000’s)
Utilities ( 3 .0% )
Black Hills Corp.  35,337 2,629
Essential Utilities, Inc.  131,588 5,041
IDACORP, Inc.  25,718 3,891
National Fuel Gas Co.  43,997 3,397
New Jersey Resources
Corp.  46,626 2,613
NorthWestern Energy
Group, Inc.  28,574 2,047
OGE Energy Corp.  95,638 4,654
ONE Gas, Inc.  29,153 2,247
Ormat Technologies,
Inc.  28,525 3,106
Portland General
Electric Co.  53,680 2,782
Southwest Gas
Holdings, Inc.  29,871 2,649
Spire, Inc.  27,482 2,146
Talen Energy Corp. * 21,071 8,097
TXNM Energy, Inc.  46,227 2,625
UGI Corp.  99,368 3,432
Total 51,356
Total Common Stocks
(Cost: $1,122,945) 1,690,631
Short-Term
Investments ( 0 .1% )
Governments ( 0 .1% )
US Treasury Bill
0.000%, 10/15/26 β 1,488,000 1,472
Total 1,472
Total Short-Term Investments
(Cost: $1,473) 1,472
Total Investments (99.3%)
(Cost: $1,124,418)
@
1,692,103
Other Assets, Less
Liabilities (0.7%) 11,191
Net Assets (100.0%) 1,703,294

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini S&P MidCap 400 Future Long USD 6 56 9/26 $ 21,756 $ 337 $ 166
$ 337 $ 166
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 166 $ 166 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
β Part or all of the security has been pledged as collateral.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,124,418 and the net unrealized appreciation of investments based on that cost was $568,022 which is comprised of $661,930 aggregate gross unrealized appreciation and $93,908 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 1,690,631 $ — $ —
Short-Term Investments — 1,472 —
Other Financial Instruments^
Futures 337 — —
Total Assets:
$ 1,690,968 $ 1,472 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
( 97 .1% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 0 .6% )
Publicis Groupe SA  39,559 3,910
Total 3,910
Consumer Discretionary ( 4 .3% )
BorgWarner, Inc.  53,340 3,542
Compagnie Generale
des Etablissements
Michelin  89,585 3,460
Gentex Corp.  154,701 3,909
Mohawk Industries,
Inc. * 22,222 2,696
Pool Corp.  19,266 4,140
PulteGroup, Inc.  58,846 8,074
Sodexo SA  68,301 3,954
Tractor Supply Co.  22,697 718
Total 30,493
Consumer Staples ( 6 .0% )
Colgate-Palmolive Co.  29,964 2,747
The Estee Lauder
Cos., Inc. - Class A  26,388 2,083
Heineken NV  61,751 5,194
Henkel AG & Co. KGaA
- Preference Shares  37,818 3,178
Kenvue, Inc.  70,262 1,343
Kimberly-Clark Corp.  141,989 15,586
Koninklijke Ahold
Delhaize NV  159,336 6,413
Mondelez International,
Inc.  45,611 2,638
Target Corp.  25,673 3,353
Total 42,535
Energy ( 7 .0% )
Baker Hughes Co.  192,365 10,676
Devon Energy Corp.  71,240 2,944
Diamondback Energy,
Inc.  53,431 9,392
Enterprise Products
Partners LP  302,620 11,124
EQT Corp.  96,672 5,140
Phillips 66  22,404 3,788
SLB, Ltd.  144,874 6,735
Total 49,799
Financials ( 18 .4% )
The Allstate Corp.  38,851 9,244
Ameriprise Financial,
Inc.  14,110 6,473
Commerce
Bancshares, Inc.  246,275 14,222
Equity Residential  138,110 9,382
First Hawaiian, Inc.  163,133 4,780
The Hanover Insurance
Group, Inc.  6,147 1,316
Common Stocks
(97.1%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Marsh & McLennan
Cos., Inc.  62,024 10,337
Northern Trust Corp.  61,589 10,707
Prosperity Bancshares,
Inc.  135,296 9,881
Raymond James
Financial, Inc.  27,825 4,230
Reinsurance Group of
America, Inc.  43,634 9,279
Selective Insurance
Group, Inc.  38,844 3,768
T. Rowe Price Group,
Inc.  45,990 5,229
Truist Financial Corp.  164,770 8,209
U.S. Bancorp  139,767 8,442
Westamerica
Bancorporation  73,050 4,286
Willis Towers Watson
PLC  41,573 10,866
Total 130,651
Health Care ( 14 .9% )
Becton Dickinson and
Co.  75,407 11,411
Cencora, Inc.  24,419 6,910
Envista Holdings
Corp. * 189,195 4,985
GE HealthCare
Technologies, Inc.  133,086 8,519
Henry Schein, Inc. * 167,315 13,974
Humana, Inc.  8,028 3,189
IQVIA Holdings, Inc. * 38,715 7,481
Labcorp Holdings, Inc.  45,758 12,812
Medtronic PLC  88,416 6,917
Quest Diagnostics, Inc.  31,903 6,762
Universal Health
Services, Inc.
- Class B  42,070 6,255
Waters Corp. * 6,895 2,586
Zimmer Biomet
Holdings, Inc.  164,933 14,199
Total 106,000
Industrials ( 16 .1% )
A.O. Smith Corp.  104,620 6,562
Bunzl PLC  302,915 10,569
Canadian Pacific
Kansas City, Ltd.  60,594 5,253
CSX Corp.  115,651 5,497
Cummins, Inc.  5,175 3,691
Daikin Industries, Ltd.  34,800 5,286
Fortive Corp.  63,646 3,888
Gates Industrial Corp.
PLC * 91,830 2,569
IDEX Corp.  10,369 2,353
Common Stocks
(97.1%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
L3Harris Technologies,
Inc.  24,783 7,202
Masco Corp.  53,818 4,379
MSC Industrial Direct
Co., Inc.  62,052 7,381
Norfolk Southern Corp.  15,935 5,013
Oshkosh Corp.  27,026 4,148
Owens Corning  42,872 6,815
PACCAR, Inc.  20,801 2,499
Republic Services, Inc.  11,767 2,507
Sensata Technologies
Holding PLC  122,736 5,859
Southwest Airlines Co.  110,404 5,677
Stanley Black &
Decker, Inc.  48,353 4,551
Sunbelt Rentals
Holdings, Inc.  46,673 3,492
Textron, Inc.  43,925 4,029
The Timken Co.  16,502 2,398
The Toro Co.  25,569 2,491
Total 114,109
Information Technology ( 9 .3% )
Akamai Technologies,
Inc. * 42,329 5,004
Amdocs, Ltd.  95,367 4,820
CDW Corp.  38,668 5,438
Cognizant Technology
Solutions Corp.  95,749 3,709
F5, Inc. * 14,264 5,933
Hewlett Packard
Enterprise Co.  76,579 3,455
HP, Inc.  192,895 4,232
Infineon Technologies
AG  53,068 4,954
NXP Semiconductors
NV  17,671 4,966
Ralliant Corp.  81,936 6,033
Roper Technologies,
Inc.  11,968 4,050
TE Connectivity PLC  20,922 4,218
Teradyne, Inc.  7,627 3,690
Trimble, Inc. * 36,947 1,891
Vontier Corp.  111,868 3,244
Total 65,637
Materials ( 4 .3% )
Amrize, Ltd. * 109,506 5,837
CF Industries Holdings,
Inc.  26,313 2,849
Packaging Corp. of
America  48,733 11,612
PPG Industries, Inc.  39,207 4,755

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Common Stocks
(97.1%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
Reliance, Inc.  14,842 5,545
Total 30,598
Real Estate ( 6 .5% )
Agree Realty Corp.  41,425 3,138
American Tower Corp.  32,951 5,390
CareTrust REIT, Inc.  66,202 2,671
Essex Property Trust,
Inc.  7,103 2,071
Healthpeak Properties,
Inc.  240,586 5,149
Iron Mountain, Inc.  35,724 4,512
Public Storage  11,011 3,505
Realty Income Corp.  155,484 9,634
Regency Centers Corp.  33,561 2,676
Ventas, Inc.  56,532 5,020
VICI Properties, Inc.  92,141 2,446
Total 46,212
Utilities ( 9 .7% )
Duke Energy Corp.  66,977 8,478
Evergy, Inc.  134,879 11,657
Eversource Energy  33,115 2,393
NorthWestern Energy
Group, Inc.  77,980 5,585
ONE Gas, Inc.  128,444 9,899
Pinnacle West Capital
Corp.  23,327 2,496
PPL Corp.  153,280 5,572
Spire, Inc.  75,568 5,901
WEC Energy Group,
Inc.  48,001 5,605
Xcel Energy, Inc.  143,470 11,521
Total 69,107
Total Common Stocks
(Cost: $628,131) 689,051
Total Investments (97.1%)
(Cost: $628,131)
@
689,051
Other Assets, Less
Liabilities (2.9%) 20,712
Net Assets (100.0%) 709,763
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Sell       Bank of America NA CAD 5,832 4,128 9/25/26 $ 6 $ — π $ 6
Sell       Goldman Sachs International CAD 577 408 9/25/26 — — π — π
Sell       Bank of America NA EUR 11,303 12,960 9/25/26 41 — 41
Sell       Morgan Stanley Bank NA EUR 11,303 12,960 9/25/26 37 — 37
Sell       Bank of America NA GBP 8,977 11,907 9/25/26 — — π — π

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio
Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       Bank of America NA JPY 723,527 4,481 9/25/26 $ 41 $ — $ 41
$ 125 $ — π $ 125
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 125 — $ 125 — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $628,131 and the net unrealized appreciation of investments based on that cost was $61,045 which is comprised of $85,931 aggregate gross unrealized appreciation and $24,886 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ — $ 3,910 $ —
Consumer Discretionary 23,079 7,414 —
Consumer Staples 27,750 14,785 —
Industrials 98,254 15,855 —
Information Technology 60,683 4,954 —
All Others 432,367 — —
Other Financial Instruments^
Forward Foreign Currency Contracts — 125 —
Total Assets:
$ 642,133 $ 47,043 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — — π —
Total Liabilities:
$ — $ — π $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
( 99 .4% )
Shares/
Par
+
Value
$ (000's)
Communication Services ( 1 .4% )
Bandwidth, Inc.
- Class A * 38,278 2,423
CarGurus, Inc. * 126,760 4,321
Magnite, Inc. * 117,374 2,228
MNTN, Inc. - Class A * 370,144 3,405
Total 12,377
Consumer Discretionary ( 7 .9% )
Covista, Inc. * 43,258 5,392
Dorman Products,
Inc. * 67,295 9,182
Genius Sports, Ltd. * 561,791 3,404
Installed Building
Products, Inc.  9,819 2,257
Kontoor Brands, Inc.  66,065 5,506
Life Time Group
Holdings, Inc. * 199,138 8,133
National Vision
Holdings, Inc. * 262,855 4,997
Navan, Inc. - Class A * 247,758 5,666
Ollie's Bargain Outlet
Holdings, Inc. * 57,123 4,392
Patrick Industries, Inc.  47,757 4,288
Polaris, Inc.  55,386 3,791
Pool Corp.  15,303 3,289
Super Group SGHC,
Ltd.  422,407 5,724
Universal Technical
Institute, Inc. * 107,047 4,578
Total 70,599
Consumer Staples ( 3 .1% )
BJ's Wholesale Club
Holdings, Inc. * 72,414 6,316
The Chefs' Warehouse,
Inc. * 79,749 7,664
Freshpet, Inc. * 46,802 2,767
Lifeway Foods, Inc. * 60,226 1,797
Turning Point Brands,
Inc.  48,182 4,086
The Vita Coco Co.,
Inc. * 78,796 5,212
Total 27,842
Energy ( 3 .5% )
Cactus, Inc. - Class A  81,370 4,169
Chord Energy Corp.  27,662 3,162
Energy Fuels, Inc. * 74,164 1,075
Kodiak Gas Services,
Inc.  58,978 4,431
Solaris Energy
Infrastructure, Inc. -
Class A  55,089 4,432
TETRA Technologies,
Inc. * 517,234 5,860
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Energy continued
Tidewater, Inc. * 54,987 3,664
Uranium Energy
Corp. * 418,263 4,459
Total 31,252
Financials ( 8 .2% )
Dave, Inc. - Class A * 25,262 9,412
Evercore, Inc. - Class A  11,077 3,782
Figure Technology
Solutions, Inc. -
Class A * 87,227 2,679
FirstCash Holdings,
Inc.  53,524 11,578
Marex Group PLC  165,766 10,103
Perella Weinberg
Partners  353,993 5,650
Pinnacle Financial
Partners, Inc.  66,169 6,675
Remitly Global, Inc. * 224,580 5,033
SiriusPoint, Ltd. * 126,783 3,043
StepStone Group, Inc. -
Class A  62,842 2,599
Stifel Financial Corp.  62,378 4,352
White Mountains
Insurance Group,
Ltd.  2,323 4,817
WisdomTree, Inc.  237,956 4,031
Total 73,754
Health Care ( 28 .5% )
Acadia Healthcare Co.,
Inc. * 120,406 3,556
Alignment Healthcare,
Inc. * 376,411 8,962
Alkermes PLC * 114,551 6,002
Arcus Biosciences,
Inc. * 112,274 3,461
AtriCure, Inc. * 115,747 3,239
Axsome Therapeutics,
Inc. * 11,990 2,935
BridgeBio Pharma,
Inc. * 67,278 5,011
Celcuity, Inc. * 49,119 5,139
Celldex Therapeutics,
Inc. * 157,966 5,878
CG Oncology, Inc. * 84,650 6,014
Cogent Biosciences,
Inc. * 153,964 5,958
Corvus
Pharmaceuticals,
Inc. * 177,944 2,658
Crinetics
Pharmaceuticals,
Inc. * 105,571 3,950
Cytokinetics, Inc. * 45,775 3,900
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Definium Therapeutics,
Inc. * 97,500 4,586
Dianthus Therapeutics,
Inc. * 50,828 4,955
Disc Medicine, Inc. * 56,227 4,112
Encompass Health
Corp.  66,536 6,725
Ensign Group, Inc.  53,867 8,635
GeneDx Holdings
Corp. * 42,072 2,888
Glaukos Corp. * 47,521 6,642
Guardant Health, Inc. * 36,791 5,520
Guardian Pharmacy
Services, Inc.
- Class A * 80,840 3,385
HealthEquity, Inc. * 76,210 6,883
Hims & Hers Health,
Inc. * 28,592 991
Hinge Health, Inc. -
Class A * 74,045 6,146
Ionis Pharmaceuticals,
Inc. * 57,015 4,521
iRhythm Holdings,
Inc. * 28,380 3,376
Janux Therapeutics,
Inc. * 102,751 1,578
Kodiak Sciences, Inc. * 74,677 2,909
Kymera Therapeutics,
Inc. * 47,077 5,398
Lantheus Holdings,
Inc. * 63,179 7,009
Madrigal
Pharmaceuticals,
Inc. * 7,284 3,911
MannKind Corp. * 592,050 2,522
MBX Biosciences,
Inc. * 74,033 4,087
Merit Medical Systems,
Inc. * 41,289 2,863
Mirum
Pharmaceuticals,
Inc. * 54,334 6,361
PROCEPT BioRobotics
Corp. * 114,488 2,585
Protagonist
Therapeutics, Inc. * 68,392 8,384
PTC Therapeutics,
Inc. * 78,168 6,376
RadNet, Inc. * 81,179 5,006
Rhythm
Pharmaceuticals,
Inc. * 47,133 5,233
Scholar Rock Holding
Corp. * 101,952 5,607

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Spyre Therapeutics,
Inc. * 77,732 6,901
Stoke Therapeutics,
Inc. * 56,587 1,852
Structure Therapeutics,
Inc., ADR * 47,654 2,558
TG Therapeutics, Inc. * 129,697 7,126
TransMedics Group,
Inc. * 43,294 2,876
Travere Therapeutics,
Inc. * 97,163 5,520
Trevi Therapeutics,
Inc. * 161,901 3,019
Ultragenyx
Pharmaceutical,
Inc. * 42,300 1,412
Vaxcyte, Inc. * 107,379 6,242
Veracyte, Inc. * 98,294 5,773
Viridian Therapeutics,
Inc. * 111,485 2,048
Xenon
Pharmaceuticals,
Inc. * 87,268 5,268
Total 256,452
Industrials ( 19 .9% )
AAON, Inc.  48,225 6,118
Amprius Technologies,
Inc. * 97,438 1,350
Argan, Inc.  5,038 4,023
Atmus Filtration
Technologies, Inc.  114,939 5,861
AZZ, Inc.  40,464 6,274
Casella Waste
Systems, Inc.
- Class A * 88,797 8,611
Construction Partners,
Inc. - Class A * 41,800 4,965
DXP Enterprises, Inc. * 34,404 5,805
EnerSys  27,493 6,428
Eos Energy
Enterprises, Inc. * 337,795 1,986
EquipmentShare.com,
Inc. - Class A * 52,834 1,039
ESCO Technologies,
Inc.  24,324 8,514
FTAI Aviation, Ltd.  29,065 7,863
FTAI Infrastructure, Inc.  1,132,788 5,256
Griffon Corp.  58,104 5,667
Hillman Solutions
Corp. * 427,641 3,609
Innodata, Inc. * 39,271 2,968
Karman Holdings, Inc. * 68,240 3,407
Kratos Defense &
Security Solutions,
Inc. * 53,011 2,643
Loar Holdings, Inc. * 37,296 3,006
Mercury Systems,
Inc. * 52,704 6,447
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Modine Manufacturing
Co. * 23,684 6,324
Moog, Inc. - Class A  25,849 10,956
MYR Group, Inc. * 17,172 8,593
Nextpower, Inc.
- Class A * 45,431 5,413
Primoris Services Corp.  67,896 6,730
SPX Technologies,
Inc. * 30,267 7,421
Terex Corp.  100,851 7,301
Transcat, Inc. * 71,071 6,593
VSE Corp.  16,194 3,700
WESCO International,
Inc.  16,935 5,850
Xometry, Inc.
- Class A * 70,001 6,757
York Space Systems,
Inc. * 49,149 1,210
Total 178,688
Information Technology ( 21 .2% )
ACM Research, Inc. -
Class A * 18,908 2,399
Advanced Energy
Industries, Inc.  10,971 4,091
Akamai Technologies,
Inc. * 25,989 3,072
Allegro MicroSystems,
Inc. * 78,372 5,456
Applied Digital Corp. * 152,276 5,680
Applied
Optoelectronics,
Inc. * 24,091 3,569
Benchmark Electronics,
Inc.  66,001 6,512
BILL Holdings, Inc. * 83,910 3,034
Cipher Digital, Inc. * 208,787 5,115
Commvault Systems,
Inc. * 29,464 4,176
Credo Technology
Group Holding, Ltd. * 14,464 3,934
DigitalOcean Holdings,
Inc. * 23,928 3,758
Diodes, Inc. * 26,907 2,945
D-Wave Quantum,
Inc. * 179,902 4,316
Fabrinet * 10,172 5,718
Hut 8 Corp. * 29,575 3,414
Ichor Holdings, Ltd. * 39,634 4,450
JFrog, Ltd. * 57,971 5,268
MACOM Technology
Solutions Holdings,
Inc. * 9,870 3,754
Mirion Technologies,
Inc. * 257,455 4,616
MKS, Inc.  22,869 10,172
Napco Security
Technologies, Inc.  154,270 5,859
Novanta, Inc. * 41,145 6,675
OSI Systems, Inc. * 25,415 5,558
Common Stocks
(99.4%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Ouster, Inc. * 54,234 3,391
Plexus Corp. * 6,268 1,885
Porch Group, Inc. * 368,788 5,547
Power Integrations, Inc.  53,940 4,518
Q2 Holdings, Inc. * 101,285 4,872
Rigetti Computing,
Inc. * 159,424 3,080
Riot Platforms, Inc. * 167,467 4,585
Sanmina Corp. * 32,434 8,208
Semtech Corp. * 28,131 4,553
SiTime Corp. * 6,744 5,028
Terawulf, Inc. * 206,876 5,110
Tyler Technologies,
Inc. * 15,907 4,652
Unusual Machines,
Inc. * 156,336 3,486
Veeco Instruments,
Inc. * 51,663 3,916
Viavi Solutions, Inc. * 166,505 7,951
Vishay Intertechnology,
Inc.  27,700 1,490
Zeta Global Holdings
Corp. - Class A * 265,166 5,219
Total 191,032
Materials ( 3 .6% )
ATI, Inc. * 22,803 4,494
Century Aluminum
Co. * 85,166 3,919
Ivanhoe Electric, Inc. * 379,726 3,649
James Hardie
Industries PLC * 275,867 7,222
Materion Corp.  22,377 6,655
Perimeter Solutions,
Inc. * 174,926 6,236
Total 32,175
Real Estate ( 1 .5% )
Blackstone Digital
Infrastructure Trust,
Inc. * 106,600 2,306
CareTrust REIT, Inc.  154,618 6,239
Urban Edge Properties  216,525 4,954
Total 13,499
Utilities ( 0 .6% )
Chesapeake Utilities
Corp.  36,557 4,477
Fervo Energy Co. -
Class A * 43,001 1,257
Total 5,734
Total Common Stocks
(Cost: $709,509) 893,404

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio
Investment Companies
( 0 .3% )
Shares/
Par
+
Value
$ (000's)
Investment Companies ( 0 .3% )
iShares Russell 2000
Growth ETF  6,732 2,652
Total 2,652
Total Investment Companies
(Cost: $2,614) 2,652
Total Investments (99.7%)
(Cost: $712,123)
@
896,056
Other Assets, Less
Liabilities (0.3%) 3,020
Net Assets (100.0%) 899,076
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $712,123 and the net unrealized appreciation of investments based on that cost was $183,933 which is comprised of $217,892 aggregate gross unrealized appreciation and $33,959 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 893,404 $ — $ —
Investment Companies 2,652 — —
Total Assets:
$ 896,056 $ — $ —

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
( 99.6% )
Shares/
Par
+
Value
$ (000's)
Communication Services (3.5%)
CarGurus, Inc. * 25,300 863
Cinemark Holdings,
Inc.  34,319 1,089
Cogent
Communications
Holdings, Inc.  15,965 222
DoubleVerify Holdings,
Inc. * 42,938 465
Iridium
Communications, Inc.  35,350 1,939
John Wiley & Sons,
Inc. - Class A  13,197 640
Lumen Technologies,
Inc. * 316,938 2,434
Madison Square
Garden Sports
Corp. * 6,018 2,418
Match Group, Inc.  77,875 2,963
People, Inc. * 20,740 957
QuinStreet , Inc. * 19,287 283
Scholastic Corp.  5,515 254
Shenandoah
Telecommunications
Co.  14,944 225
Sphere Entertainment
Co. * 8,990 1,556
Telephone and Data
Systems, Inc.  32,265 1,194
TripAdvisor, Inc. * 39,220 538
Uniti Group, Inc. * 61,388 704
Versant Media Group,
Inc.  47,107 1,696
Yelp, Inc. * 17,599 432
Ziff Davis, Inc. * 12,414 650
ZoomInfo
Technologies, Inc. * 87,384 256
Total 21,778
Consumer Discretionary (13.8%)
Academy Sports &
Outdoors, Inc.  21,499 1,013
Acushnet Holdings
Corp.  9,209 1,092
Adient PLC * 26,448 486
ADT, Inc.  187,896 1,221
Advance Auto Parts,
Inc.  20,156 1,254
American Eagle
Outfitters, Inc.  52,011 895
Asbury Automotive
Group, Inc. * 6,198 1,246
BJ's Restaurants, Inc. * 7,071 430
Boot Barn Holdings,
Inc. * 10,139 1,666
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Bright Horizons Family
Solutions, Inc. * 17,534 1,243
Brinker International,
Inc. * 14,346 2,410
The Buckle, Inc.  10,194 430
Caesars Entertainment,
Inc. * 68,053 2,054
Callaway Golf Co. * 45,525 855
CarMax, Inc. * 47,420 2,508
Carter's, Inc.  12,419 511
Cavco Industries, Inc. * 2,603 1,599
Century Communities,
Inc.  8,440 605
Champion Homes,
Inc. * 18,465 1,627
The Cheesecake
Factory, Inc.  15,262 1,214
Covista , Inc. * 11,375 1,418
Cracker Barrel Old
Country Store, Inc.  7,508 400
Dana, Inc.  36,322 988
Dauch Corp. * 79,926 433
Dorman Products,
Inc. * 9,071 1,238
Dream Finders Homes,
Inc. - Class A * 9,349 161
Etsy, Inc. * 31,717 2,389
Fox Factory Holding
Corp. * 14,087 239
Frontdoor , Inc. * 23,487 1,822
Gentherm , Inc. * 10,311 352
G-III Apparel Group,
Ltd.  12,407 418
Green Brick Partners,
Inc. * 10,025 802
Group 1 Automotive,
Inc.  3,922 1,142
Installed Building
Products, Inc.  7,517 1,728
Kohl's Corp.  37,433 663
Kontoor Brands, Inc.  16,979 1,415
Laureate Education,
Inc. * 42,668 1,550
La-Z-Boy, Inc.  13,793 553
LCI Industries  8,167 865
Leggett & Platt, Inc.  46,042 539
LGI Homes, Inc. * 6,850 436
Life Time Group
Holdings, Inc. * 51,373 2,098
LKQ Corp.  85,106 2,241
M/I Homes, Inc. * 8,521 1,370
MarineMax , Inc. * 6,502 238
Marriott Vacations
Worldwide Corp.  9,167 934
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Matthews International
Corp.  10,411 280
Meritage Homes Corp.  22,238 1,865
Mohawk Industries,
Inc. * 17,089 2,073
Monarch Casino &
Resort, Inc.  4,033 531
National Vision
Holdings, Inc. * 26,851 510
Newell Brands, Inc.  141,670 870
OneSpaWorld
Holdings, Ltd.  33,874 957
Papa John's
International, Inc.  11,074 407
Patrick Industries, Inc.  10,953 983
Peloton Interactive, Inc.
- Class A * 140,593 831
Penn Entertainment,
Inc. * 42,650 911
Perdoceo Education
Corp.  19,859 636
PHINIA, Inc.  12,334 1,016
Pool Corp.  10,716 2,303
Pursuit Attractions and
Hospitality, Inc. * 6,993 391
Red Rock Resorts, Inc.
- Class A  15,872 1,033
Rush Street Interactive,
Inc. * 34,845 1,036
Sabre Corp. * 133,236 279
Sally Beauty Holdings,
Inc. * 32,143 455
Shake Shack, Inc. -
Class A * 13,456 754
Signet Jewelers, Ltd.  13,366 1,152
Six Flags
Entertainment Corp. * 34,445 734
Sonic Automotive, Inc. -
Class A  4,418 375
Sonos , Inc. * 40,129 543
Standard Motor
Products, Inc.  7,131 278
Steven Madden, Ltd.  24,576 1,035
Strategic Education,
Inc.  7,533 577
Stride, Inc. * 13,996 1,207
Under Armour , Inc. -
Class A * 63,074 403
Under Armour , Inc. -
Class C * 40,011 249
United Parks &
Resorts, Inc. * 7,943 379
Universal Technical
Institute, Inc. * 16,893 723
Upbound Group, Inc.  17,630 374

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Discretionary continued
Urban Outfitters, Inc. * 17,171 1,217
Versigent PLC * 23,735 997
Victoria's Secret &
Co. * 26,560 2,217
Warby Parker, Inc. -
Class A * 33,623 1,020
The Wendy's Co.  53,275 442
Winmark Corp.  996 421
Winnebago Industries,
Inc.  9,594 300
Wolverine World Wide,
Inc.  27,190 449
Worthington
Enterprises, Inc.  10,457 562
XPEL, Inc. * 8,369 415
Total 84,981
Consumer Staples (3.3%)
The Andersons, Inc.  11,355 777
Cal-Maine Foods, Inc.  14,826 1,194
The Campbell's
Company  65,546 1,460
Central Garden & Pet
Co. * 2,655 118
Central Garden & Pet
Co. - Class A * 17,289 670
The Chefs' Warehouse,
Inc. * 12,126 1,165
Conagra Brands, Inc.  160,064 2,154
Coty, Inc. * 124,578 269
Del Monte Corp.  11,124 310
Edgewell Personal
Care Co.  15,251 410
Energizer Holdings,
Inc.  20,472 439
Flowers Foods, Inc.  71,042 561
Freshpet , Inc. * 16,389 969
Grocery Outlet Holding
Corp. * 33,334 333
Interparfums , Inc.  6,085 681
J & J Snack Foods
Corp.  5,055 371
John B. Sanfilippo &
Son, Inc.  3,088 266
Lamb Weston
Holdings, Inc.  46,125 1,992
National Beverage
Corp. * 7,858 245
PriceSmart , Inc.  8,459 1,652
Reynolds Consumer
Products, Inc.  18,486 496
The Simply Good
Foods Co. * 28,060 373
Tootsie Roll Industries,
Inc.  6,832 270
United Natural Foods,
Inc. * 20,415 932
Universal Corp.  8,392 438
The Vita Coco Co.,
Inc. * 14,701 972
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples continued
WD-40 Co.  4,480 1,092
Total 20,609
Energy (4.9%)
Archrock , Inc.  58,644 2,387
Atlas Energy Solutions,
Inc.  26,154 434
Bristow Group, Inc.  8,680 359
Cactus, Inc. - Class A  23,158 1,186
California Resources
Corp.  26,021 1,376
Comstock Resources,
Inc. * 26,718 399
Core Laboratories, Inc.  15,423 180
Core Natural
Resources, Inc.  16,829 1,347
Crescent Energy Co.  81,149 797
CVR Energy, Inc.  10,223 282
Dorian LPG, Ltd.  12,410 432
Gulfport Energy Corp. * 4,867 826
Helix Energy Solutions
Group, Inc. * 46,000 402
Helmerich & Payne,
Inc.  33,269 1,089
Innovex International,
Inc. * 12,909 320
International Seaways,
Inc.  13,556 1,038
Kinetik Holdings, Inc.  17,443 843
Kodiak Gas Services,
Inc.  32,756 2,461
Liberty Energy, Inc.  54,520 1,428
Magnolia Oil & Gas
Corp. - Class A  62,039 1,587
Noble Corp. PLC  42,131 1,571
Northern Oil and Gas,
Inc.  35,275 640
Oceaneering
International, Inc. * 33,236 1,347
Par Pacific Holdings,
Inc. * 16,730 938
Patterson-UTI Energy,
Inc.  115,713 1,062
Peabody Energy Corp.  40,666 940
REX American
Resources Corp. * 9,542 431
RPC, Inc.  30,343 177
SM Energy Co.  76,058 1,985
Talos Energy, Inc. * 41,656 538
Tidewater, Inc. * 15,444 1,029
World Kinect Corp.  17,306 570
Total 30,401
Financials (18.1%)
Acadian Asset
Management, Inc.  8,872 635
Adamas Trust, Inc.  28,228 265
Ameris Bancorp  21,153 1,909
AMERISAFE, Inc.  6,301 213
Arbor Realty Trust, Inc.  64,850 352
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
ARMOUR Residential
REIT, Inc.  41,208 719
Artisan Partners Asset
Management, Inc. -
Class A  23,842 823
Assured Guaranty, Ltd.  13,841 1,110
Atlantic Union
Bankshares Co.  47,893 2,026
Axos Financial, Inc. * 19,035 1,854
Banc of California, Inc.  45,466 929
BancFirst Corp.  6,957 773
The Bancorp, Inc. * 13,880 869
Bank of Hawaii Corp.  13,193 1,075
BankUnited, Inc.  24,185 1,172
Banner Corp.  11,345 754
Beacon Financial Corp.  27,961 851
BGC Group, Inc. -
Class A  123,590 1,321
Blackstone Mortgage
Trust, Inc.  51,977 881
Capitol Federal
Financial, Inc.  39,245 334
Cathay General
Bancorp  22,403 1,389
Central Pacific
Financial Corp.  8,614 329
City Holding Co.  4,744 629
Cohen & Steers, Inc.  9,352 712
Community Financial
System, Inc.  17,503 1,175
Credit Acceptance
Corp. * 1,957 1,246
Customers Bancorp,
Inc. * 10,595 838
CVB Financial Corp.  55,795 1,258
Dave, Inc. - Class A * 3,466 1,291
Dime Community
Bancshares, Inc.  13,614 553
Donnelley Financial
Solutions, Inc. * 8,416 353
Eagle Bancorp, Inc.  9,319 265
Eastern Bankshares ,
Inc.  71,098 1,581
Ellington Financial, Inc.  41,918 571
Employers Holdings,
Inc.  6,152 311
Enact Holdings, Inc.  9,426 431
Encore Capital Group,
Inc. * 7,224 674
Enova International,
Inc. * 8,320 2,003
EVERTEC, Inc.  20,772 577
EZCORP, Inc.
- Class A * 19,514 675
F&G Annuities & Life,
Inc.  12,618 336
FB Financial Corp.  13,419 743
First Bancorp  65,226 2,224

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
First Commonwealth
Financial Corp.  34,101 693
First Financial Bancorp  34,638 1,172
First Hawaiian, Inc.  40,494 1,186
First Interstate
BancSystem , Inc.  28,109 1,084
Franklin BSP Realty
Trust, Inc.  26,016 212
Fulton Financial Corp.  63,036 1,525
Genworth Financial,
Inc. * 127,711 1,209
Goosehead Insurance,
Inc. - Class A * 7,976 387
HA Sustainable
Infrastructure Capital,
Inc.  42,694 1,667
Hanmi Financial Corp.  9,919 321
HCI Group, Inc.  3,558 624
Heritage Financial
Corp.  13,895 412
Hilltop Holdings, Inc.  13,795 535
Hope Bancorp, Inc.  42,578 582
Horace Mann
Educators Corp.  13,473 696
Independent Bank
Corp.  16,091 1,347
Jackson Financial, Inc.  23,308 2,387
Kemper Corp.  19,478 525
Lakeland Financial
Corp.  8,373 517
Lazard, Inc.  37,220 1,561
Lincoln National Corp.  56,866 2,010
MarketAxess Holdings,
Inc.  11,854 1,345
Merchants Bancorp  9,943 497
Mercury General Corp.  8,917 951
Moelis & Co. - Class A  24,840 1,625
National Bank Holding
Corp.  15,043 668
National Health
Investors, Inc.  16,318 1,244
Navient Corp.  21,752 185
NBT Bancorp, Inc.  17,287 853
NCR Atleos Corp. * 24,640 1,070
Nicolet Bankshares ,
Inc.  6,545 1,083
NMI Holdings, Inc. * 25,462 1,046
Northwest Bancshares,
Inc.  49,276 747
OFG Bancorp  14,239 699
Palomar Holdings,
Inc. * 8,854 1,119
Park National Corp.  5,381 985
Pathward Financial,
Inc.  7,110 619
Payoneer Global, Inc. * 91,411 651
PennyMac Mortgage
Investment Trust  29,618 334
Piper Sandler Cos.  22,593 1,634
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
PJT Partners, Inc. -
Class A  8,630 1,303
Preferred Bank  3,707 394
PROG Holdings, Inc.  13,442 627
Provident Financial
Services, Inc.  43,327 1,024
Radian Group, Inc.  44,495 1,676
Redwood Trust, Inc.  42,560 202
Remitly Global, Inc. * 57,965 1,299
Renasant Corp.  30,763 1,309
Rithm Capital Corp.  186,082 1,747
S&T Bancorp, Inc.  12,115 595
Safety Insurance
Group, Inc.  4,947 370
Seacoast Banking
Corp. of Florida  32,000 1,064
ServisFirst Bancshares,
Inc.  16,858 1,462
Sezzle , Inc. * 5,617 964
Simmons First National
Corp.  48,252 1,093
SiriusPoint , Ltd. * 34,929 838
Southside Bancshares,
Inc.  9,407 331
Stellar Bancorp, Inc.  15,367 604
StepStone Group, Inc. -
Class A  24,593 1,017
Stewart Information
Services Corp.  10,260 677
StoneX Group, Inc. * 23,605 2,797
Tompkins Financial
Corp.  4,191 396
Triumph Financial,
Inc. * 7,539 575
Trupanion , Inc. * 11,492 285
TrustCo Bank Corp.  5,886 323
Trustmark Corp.  19,540 899
Two Harbors
Investment Corp.  35,289 438
United Community
Banks, Inc.  40,114 1,408
United Fire Group, Inc.  7,396 388
Victory Capital
Holdings, Inc.  15,475 1,301
Virtu Financial, Inc. -
Class A  27,384 1,631
Virtus Investment
Partners, Inc.  2,113 303
WaFd , Inc.  24,616 945
Walker & Dunlop, Inc.  11,471 627
Wesbanco , Inc.  32,011 1,249
Westamerica
Bancorporation  7,910 464
WisdomTree, Inc.  42,395 718
World Acceptance
Corp. * 910 204
WSFS Financial Corp.  17,396 1,335
Total 111,918
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care (12.2%)
Acadia Healthcare Co.,
Inc. * 30,725 907
Acadia
Pharmaceuticals,
Inc. * 42,167 1,067
AdaptHealth Corp. * 36,251 378
Addus HomeCare
Corp. * 6,052 608
ADMA Biologics, Inc. * 78,124 654
Alignment Healthcare,
Inc. * 55,240 1,315
Alkermes PLC * 55,731 2,920
AMN Healthcare
Services, Inc. * 12,996 421
Amneal
Pharmaceuticals,
Inc. * 57,376 993
Amphastar
Pharmaceuticals,
Inc. * 11,450 231
ANI Pharmaceuticals,
Inc. * 6,091 504
Arcus Biosciences,
Inc. * 28,927 892
Artivion , Inc. * 14,197 319
Astrana Health, Inc. * 14,306 664
Avanos Medical, Inc. * 15,621 389
Azenta , Inc. * 13,679 349
BioLife Solutions, Inc. * 13,335 377
BrightSpring Health
Services * 52,885 3,688
Catalyst
Pharmaceuticals,
Inc. * 38,331 1,205
Certara, Inc. * 39,326 258
Collegium
Pharmaceutical,
Inc. * 10,933 396
Concentra Group
Holdings Parent, Inc.  39,600 1,178
CONMED Corp.  10,142 332
Corcept Therapeutics,
Inc. * 31,945 2,778
CorVel Corp. * 10,507 657
Enovis Corp. * 19,235 398
Fortrea Holdings, Inc. * 31,885 555
Glaukos Corp. * 19,637 2,744
Harmony Biosciences
Holdings, Inc. * 13,433 489
HealthStream, Inc.  7,950 217
ICU Medical, Inc. * 8,318 1,219
Indivior
Pharmaceuticals,
Inc. * 40,745 1,672
Innoviva , Inc. * 23,649 537
Inspire Medical
Systems, Inc. * 8,781 392
Integer Holdings
Corp. * 11,309 1,057

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
Integra LifeSciences
Holdings Corp. * 22,156 398
Krystal Biotech, Inc. * 8,770 3,260
LeMaitre Vascular, Inc.  7,087 680
Lifestance Health
Group, Inc. * 77,211 827
Ligand
Pharmaceuticals,
Inc. * 6,698 2,117
Liquidia Corp. * 23,493 1,873
Merit Medical Systems,
Inc. * 19,867 1,378
Molina Healthcare,
Inc. * 17,411 3,982
National HealthCare
Corp.  4,152 878
Neogen Corp. * 73,251 658
NeoGenomics , Inc. * 43,783 639
OmniAb , Inc. -
12.50 Earnout
Consideration *,Æ 2,585 –
OmniAb , Inc. -
15.00 Earnout
Consideration *,Æ 2,585 –
Omnicell, Inc. * 15,324 636
Organon & Co.  87,649 1,187
Pacira Biosciences,
Inc. * 13,265 336
Pediatrix Medical
Group, Inc. * 27,023 684
Perrigo Co. PLC  46,644 485
Phibro Animal Health
Corp. - Class A  7,076 222
Prestige Consumer
Healthcare, Inc. * 15,720 743
Privia Health Group,
Inc. * 39,378 1,013
Progyny, Inc. * 24,553 708
Protagonist
Therapeutics, Inc. * 20,213 2,478
PTC Therapeutics,
Inc. * 27,723 2,261
QuidelOrtho Corp. * 22,841 400
RadNet , Inc. * 23,570 1,454
Sarepta Therapeutics,
Inc. * 35,307 634
Schrodinger, Inc. * 19,259 313
Select Medical
Holdings Corp.  37,094 612
STAAR Surgical Co. * 16,844 483
Supernus
Pharmaceuticals,
Inc. * 19,327 899
Tandem Diabetes Care,
Inc. * 22,898 345
Teleflex, Inc.  14,783 1,874
TG Therapeutics, Inc. * 44,066 2,421
TransMedics Group,
Inc. * 11,648 774
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Health Care continued
UFP Technologies,
Inc. * 2,572 682
US Physical Therapy,
Inc.  5,123 352
Veracyte , Inc. * 26,644 1,565
Vericel Corp. * 17,157 763
Vir Biotechnology, Inc. * 40,922 417
Waystar Holding
Corp. * 38,799 796
Xencor , Inc. * 24,986 402
Total 75,389
Industrials (17.0%)
AAR Corp. * 13,122 1,875
ABM Industries, Inc.  19,682 871
Alamo Group, Inc.  3,652 601
Albany International
Corp.  9,570 713
Allegiant Travel Co. * 7,461 877
Amentum Holdings,
Inc. * 51,342 1,061
Apogee Enterprises,
Inc.  7,145 327
ArcBest Corp.  7,429 1,066
Arcosa , Inc.  16,410 2,384
Argan, Inc.  4,670 3,729
Armstrong World
Industries, Inc.  14,271 2,289
Astec Industries, Inc.  7,659 469
Atmus Filtration
Technologies, Inc.  27,272 1,391
AZZ, Inc.  9,981 1,548
Boise Cascade Co.  11,694 908
Brady Corp. - Class A  14,632 1,340
Casella Waste
Systems, Inc.
- Class A * 20,934 2,030
Concentrix Corp.  14,593 327
CoreCivic , Inc. * 33,043 1,004
CSW Industrials, Inc.  5,496 1,529
Deluxe Corp.  15,424 368
DNOW, Inc. * 60,847 789
DXP Enterprises, Inc. * 4,233 714
Enerpac Tool Group
Corp.  17,359 622
EnPro , Inc.  7,067 2,664
ESCO Technologies,
Inc.  8,671 3,035
Everforth , Inc. * 13,819 247
Everus Construction
Group, Inc. * 17,067 2,832
Federal Signal Corp.  20,403 2,622
First Advantage Corp. * 26,591 480
Franklin Electric Co.,
Inc.  12,653 1,356
Gates Industrial Corp.
PLC * 84,813 2,372
The GEO Group, Inc. * 43,828 1,295
Gibraltar Industries,
Inc. * 9,967 449
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Granite Construction,
Inc.  14,636 2,314
The Greenbrier Cos.,
Inc.  10,465 513
Griffon Corp.  12,830 1,251
Hayward Holdings,
Inc. * 66,796 1,156
Healthcare Services
Group, Inc. * 23,130 568
Heartland Express, Inc.  15,370 234
Hertz Global Holdings,
Inc. * 41,798 95
HNI Corp.  23,405 946
Hub Group, Inc.
- Class A  20,142 882
Insperity, Inc.  12,220 505
Interface, Inc.  19,564 701
JBT Marel Corp.  17,398 2,523
JetBlue Airways Corp. * 100,194 574
Kadant , Inc.  3,955 1,243
Kennametal, Inc.  25,488 893
Korn Ferry  17,373 1,157
Legalzoom.com, Inc. * 37,576 230
Lindsay Corp.  3,446 427
Liquidity Services,
Inc. * 7,883 308
Lyft, Inc. - Class A * 126,731 1,852
ManpowerGroup, Inc.  15,598 527
Marten Transport, Ltd.  19,422 337
Masterbrand, Inc. * 67,402 694
Matson, Inc.  10,118 1,945
Mercury Systems,
Inc. * 17,670 2,162
MillerKnoll , Inc.  23,047 472
Mueller Water
Products, Inc.  52,135 1,347
MYR Group, Inc. * 5,208 2,606
National Presto
Industries, Inc.  1,782 223
OPENLANE, Inc. * 35,394 1,460
Paycom Software, Inc.  13,835 1,739
Pitney Bowes, Inc.  41,992 736
Powell Industries, Inc.  9,503 2,721
Primoris Services Corp.  18,131 1,797
Proto Labs, Inc. * 8,020 654
Quanex Building
Products Corp.  15,474 288
Resideo Technologies,
Inc. * 46,538 1,447
Robert Half, Inc.  33,515 1,029
Rush Enterprises, Inc. -
Class A  20,386 1,488
RXO, Inc. * 55,107 1,520
Schneider National,
Inc. - Class B  16,758 612
SkyWest, Inc. * 13,207 1,312
Standex International
Corp.  4,045 1,447
Sunrun, Inc. * 79,654 1,066

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Tennant Co.  5,741 503
Trinity Industries, Inc.  26,471 915
UniFirst Corp.  4,870 1,288
Upwork, Inc. * 41,618 348
Verra Mobility Corp. * 51,159 217
Vestis Corp. * 37,348 542
VSE Corp.  9,383 2,144
Werner Enterprises,
Inc.  19,951 870
WillScot Holdings Corp.  60,442 1,744
Zurn Elkay Water
Solutions Corp.  49,652 2,509
Total 105,265
Information Technology (14.2%)
A10 Networks, Inc.  24,091 900
ACI Worldwide, Inc. * 33,904 1,705
ACM Research, Inc. -
Class A * 19,087 2,422
Adeia , Inc.  37,026 1,219
Agilysys , Inc. * 8,518 890
Alarm.com Holdings,
Inc. * 16,411 767
Alpha & Omega
Semiconductor, Ltd. * 8,350 395
Arlo Technologies,
Inc. * 36,589 493
Axcelis Technologies,
Inc. * 10,276 1,947
Badger Meter, Inc.  9,743 1,446
Benchmark Electronics,
Inc.  12,066 1,191
Blackbaud, Inc. * 11,893 352
BlackLine , Inc. * 16,610 466
Box, Inc. * 46,095 1,223
Bread Financial
Holdings, Inc.  13,470 1,460
Calix, Inc. * 19,556 730
CleanSpark , Inc. * 85,728 1,247
Clear Secure, Inc. -
Class A  30,629 1,707
Cohu , Inc. * 15,754 1,164
Corsair Gaming, Inc. * 15,362 149
CTS Corp.  9,628 628
Diebold Nixdorf, Inc. * 11,551 982
Digi International, Inc. * 12,592 944
Diodes, Inc. * 15,355 1,680
DXC Technology Co. * 55,116 488
Enphase Energy, Inc. * 44,066 2,170
EPAM Systems, Inc. * 17,422 1,382
ePlus , Inc.  8,696 724
Extreme Networks,
Inc. * 43,716 1,415
FormFactor , Inc. * 26,076 4,170
Harmonic, Inc. * 36,561 597
Ichor Holdings, Ltd. * 11,615 1,304
Impinj , Inc. * 9,104 1,304
Insight Enterprises,
Inc. * 10,080 1,228
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Itron , Inc. * 14,762 1,277
Knowles Corp. * 28,538 1,184
Kulicke and Soffa
Industries, Inc.  17,507 2,342
Life360, Inc. * 27,060 1,498
LiveRamp Holdings,
Inc. * 21,076 793
MARA Holdings, Inc. * 127,298 1,768
MaxLinear , Inc. * 28,153 3,604
Mirion Technologies,
Inc. * 81,647 1,464
N-able, Inc. * 25,157 92
Napco Security
Technologies, Inc.  12,067 458
NCR Voyix Corp. * 46,678 381
NetScout Systems,
Inc. * 22,718 989
OSI Systems, Inc. * 5,186 1,134
PC Connection, Inc.  3,847 281
PDF Solutions, Inc. * 12,698 899
Penguin Solutions,
Inc. * 15,418 1,172
Photronics , Inc. * 19,665 640
Plexus Corp. * 8,956 2,693
Power Integrations, Inc.  18,615 1,559
Progress Software
Corp. * 14,028 471
Q2 Holdings, Inc. * 20,850 1,003
Qorvo, Inc. * 26,794 2,499
Ralliant Corp.  37,440 2,757
RingCentral, Inc. -
Class A  24,739 964
Rogers Corp. * 5,532 906
ScanSource, Inc. * 6,301 328
SolarEdge
Technologies, Inc. * 20,321 1,188
Sprinklr, Inc. - Class A * 38,095 197
SPS Commerce, Inc. * 12,373 707
Teradata Corp. * 31,415 1,089
Ultra Clean Holdings,
Inc. * 14,991 2,138
Veeco Instruments,
Inc. * 20,406 1,547
ViaSat, Inc. * 45,422 4,079
Vishay Intertechnology ,
Inc.  41,478 2,231
The Western Union Co.  105,278 811
Total 88,032
Materials (4.3%)
Alpha Metallurgical
Resources, Inc. * 3,600 594
Balchem Corp.  10,725 1,812
Celanese Corp.  36,603 1,684
Century Aluminum
Co. * 18,841 867
The Chemours Co.  50,124 1,029
Eastman Chemical Co.  38,160 2,556
Element Solutions, Inc.  76,555 3,655
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Materials continued
FMC Corp.  41,432 476
H.B. Fuller Co.  18,127 1,057
Hawkins, Inc.  7,012 996
Ingevity Corp. * 11,551 863
Innospec, Inc.  8,290 675
Kaiser Aluminum Corp.  5,436 1,063
Koppers Holdings, Inc.  6,479 291
Materion Corp.  6,957 2,069
Metallus , Inc. * 12,133 227
Minerals Technologies,
Inc.  10,426 771
O-I Glass, Inc. * 51,591 497
Quaker Chemical Corp.  4,614 733
Sensient Technologies
Corp.  14,229 1,754
Stepan Co.  7,263 405
Sylvamo Corp.  11,241 425
United States Lime &
Minerals, Inc.  3,567 373
Warrior Met Coal, Inc.  17,646 1,432
Worthington Steel, Inc.  10,938 367
Total 26,671
Real Estate (6.3%)
Acadia Realty Trust  44,377 928
AGNT, Inc.  31,530 171
American Assets Trust,
Inc.  15,976 394
Apple Hospitality REIT,
Inc.  73,070 1,228
Broadstone Net Lease,
Inc.  63,851 1,320
Centerspace 5,611 315
Curbline Properties
Corp.  32,323 983
Cushman & Wakefield,
Ltd. * 77,917 1,043
DiamondRock
Hospitality Co.  68,714 837
Douglas Emmett, Inc.  56,494 667
Easterly Government
Properties, Inc.  14,489 361
Essential Properties
Realty Trust, Inc.  72,283 2,158
Four Corners Property
Trust, Inc.  36,943 907
Getty Realty Corp.  18,681 623
Global Net Lease, Inc.  64,220 574
Highwoods Properties,
Inc.  36,678 1,106
Innovative Industrial
Properties, Inc.  9,697 601
InvenTrust Properties
Corp.  25,898 917
JBG SMITH Properties  19,625 288
LTC Properties, Inc.  17,228 662
LXP Industrial Trust  19,813 1,068
The Macerich Co.  94,693 2,385
Marcus & Millichap,
Inc.  7,685 240

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Medical Properties
Trust, Inc.  163,779 757
Millrose Properties, Inc.
- Class A  51,451 1,546
NETSTREIT Corp.  32,730 692
NexPoint Residential
Trust, Inc.  7,487 209
OUTFRONT Media,
Inc.  51,196 1,677
Pebblebrook Hotel
Trust  38,217 742
Phillips Edison & Co.,
Inc.  42,082 1,751
Ryman Hospitality
Properties, Inc.  21,105 2,713
Safehold, Inc.  15,525 244
Saul Centers, Inc.  4,154 155
SL Green Realty Corp.  23,872 1,236
The St. Joe Co.  13,193 826
Sunstone Hotel
Investors, Inc.  62,808 719
Tanger , Inc.  38,522 1,520
Terreno Realty Corp.  35,559 2,303
Urban Edge Properties  42,158 965
Whitestone REIT  15,193 288
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Real Estate continued
Xenia Hotels &
Resorts, Inc.  31,102 633
Total 38,752
Utilities (2.0%)
American States Water
Co.  13,114 1,084
Avista Corp.  27,592 1,129
California Water
Service Group  20,018 974
Chesapeake Utilities
Corp.  8,022 983
Clearway Energy, Inc. -
Class C  40,502 1,384
H2O America  13,104 796
Hawaiian Electric
Industries, Inc. * 57,466 778
MDU Resources
Group, Inc.  69,952 1,484
MGE Energy, Inc.  12,552 1,023
Middlesex Water Co.  6,275 352
Northwest Natural
Holding Co.  14,187 696
Otter Trail Corp.  14,052 1,264
Common Stocks
(99.6%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Unitil Corp.  6,054 319
Total 12,266
Total Common Stocks
(Cost: $459,821) 616,062
Short-Term
Investments ( 0.0% )
Governments (0.0%)
US Treasury Bill
0.000%, 10/15/26 β 240,000 237
Total 237
Total Short-Term Investments
(Cost: $237) 237
Total Investments (99.6%)
(Cost: $460,058)
@
616,299
Other Assets, Less
Liabilities (0.4%) 2,184
Net Assets (100.0%) 618,483
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
E-Mini Russell 2000 Index Future Long USD –π 9 9/26 $ 1,371 $ 22 $ 7
E-Mini S&P MidCap 400 Future Long USD 1 5 9/26 1,942 23 10
$ 45 $ 17
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 17 $ 17 $ – $ – $ – $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
β Part or all of the security has been pledged as collateral.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $460,058 and the net unrealized appreciation of investments based on that cost was $156,286 which is comprised of $202,956 aggregate gross unrealized appreciation and $46,670 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
π Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Health Care $ — $ — $ —
All Others 616,062 — —
Short-Term Investments — 237 —
Other Financial Instruments^
Futures 45 — —
Total Assets:
$ 616,107 $ 237 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

Schedule of Investments
June 30, 2026 (unaudited)
The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
( 97.3% )
Shares/
Par
+
Value
$ (000's)
Communication Services (2.4%)
Anterix, Inc. * 15,266 1,571
Madison Square
Garden Sports
Corp. * 11,622 4,670
The New York Times
Co. - Class A  55,667 3,896
Sphere Entertainment
Co. * 16,974 2,937
Uniti Group, Inc. * 232,023 2,661
Total 15,735
Consumer Discretionary (10.1%)
Abercrombie & Fitch
Co. * 33,888 3,050
Advance Auto Parts,
Inc.  28,674 1,784
Boot Barn Holdings,
Inc. * 9,260 1,521
Champion Homes,
Inc. * 24,851 2,190
Chewy, Inc. - Class A * 69,129 1,358
Dorman Products, Inc. * 22,068 3,011
Dutch Bros, Inc.
- Class A * 33,040 2,373
Floor & Decor Holdings,
Inc. * 35,057 2,081
Garrett Motion, Inc.  56,315 2,040
KB Home  42,789 2,678
Kontoor Brands, Inc.  45,330 3,778
Liberty Live Holdings,
Inc. - Class C * 40,381 4,266
Life Time Group
Holdings, Inc. * 66,065 2,698
M/I Homes, Inc. * 16,458 2,646
Marriott Vacations
Worldwide Corp.  29,687 3,025
Meritage Homes Corp.  24,782 2,078
Ollie's Bargain Outlet
Holdings, Inc. * 21,015 1,616
Peloton Interactive, Inc.
- Class A * 577,935 3,416
Steven Madden, Ltd.  75,483 3,178
Strategic Education,
Inc.  25,427 1,948
Taylor Morrison Home
Corp. * 33,617 2,412
Urban Outfitters, Inc. * 25,605 1,814
Victoria's Secret & Co. * 52,201 4,358
Visteon Corp.  64,074 6,357
Wingstop, Inc.  3,710 643
Total 66,319
Common Stocks
(97.3%)
Shares/
Par
+
Value
$ (000’s)
Consumer Staples (1.9%)
Cal-Maine Foods, Inc.  26,123 2,105
Grocery Outlet Holding
Corp. * 284,534 2,840
Interparfums, Inc.  6,376 713
Post Holdings, Inc. * 21,617 1,908
Reynolds Consumer
Products, Inc.  84,833 2,278
Suja Life, Inc.
- Class A * 72,462 736
Turning Point Brands,
Inc.  23,116 1,960
Total 12,540
Energy (6.7%)
Cactus, Inc. - Class A  54,478 2,791
Denison Mines Corp. * 544,506 1,666
Expro Group Holdings
NV * 160,780 2,375
Golar LNG, Ltd.  56,527 2,817
HMH Holding, Inc. -
Class A * 54,262 1,017
Liberty Energy, Inc.  81,655 2,138
Magnolia Oil & Gas
Corp. - Class A  131,583 3,366
Matador Resources Co.  120,630 6,005
Noble Corp. PLC  73,039 2,724
PBF Energy, Inc. -
Class A  103,757 4,723
Permian Resources
Corp.  280,935 5,172
Range Resources Corp.  112,767 4,194
Scorpio Tankers, Inc.  47,006 3,256
TechnipFMC PLC  25,655 1,701
Total 43,945
Financials (26.2%)
Avidia Bancorp, Inc.  124,817 2,620
Baldwin Insurance
Group, Inc. * 79,892 2,124
Banc of California, Inc.  292,458 5,975
BankUnited, Inc.  52,834 2,560
Byline Bancorp, Inc.  50,140 1,888
Cathay General
Bancorp  59,864 3,711
Coastal Financial
Corp. * 45,065 3,493
Columbia Banking
System, Inc.  369,328 11,837
Commercial Bancgroup,
Inc.  47,518 1,534
Dime Community
Bancshares, Inc.  63,796 2,593
Eagle Bancorp, Inc.  67,996 1,930
Eastern Bankshares,
Inc.  266,292 5,922
Common Stocks
(97.3%)
Shares/
Par
+
Value
$ (000’s)
Financials continued
Ethos Technologies,
Inc. - Class A * 56,094 1,018
FB Financial Corp.  102,766 5,688
Flagstar Bank NA  366,089 5,469
Goosehead Insurance,
Inc. - Class A * 10,332 501
HA Sustainable
Infrastructure Capital,
Inc.  175,047 6,836
Hamilton Lane, Inc. -
Class A  37,764 2,977
Home BancShares, Inc.  217,239 6,202
LendingClub Corp. * 242,727 5,034
Live Oak Bancshares,
Inc.  129,983 5,308
Miami International
Holdings, Inc. * 72,057 2,678
National Bank Holding
Corp.  74,497 3,310
Neptune Insurance
Holdings, Inc.
- Class A * 58,718 1,850
Oscar Health, Inc. -
Class A * 131,071 3,738
PennyMac Financial
Services, Inc.  91,413 7,962
Pinnacle Financial
Partners, Inc.  155,038 15,640
Preferred Bank  35,404 3,762
Primerica, Inc.  6,902 1,962
Rayonier, Inc.  70,216 1,494
RLI Corp.  53,251 3,146
Root, Inc. - Class A * 26,876 1,503
Ryan Specialty
Holdings, Inc.  51,670 1,951
Selective Insurance
Group, Inc.  19,454 1,887
Sezzle, Inc. * 16,364 2,809
Southern First
Bancshares, Inc. * 32,547 1,989
SouthState Bank Corp.  36,876 3,684
StoneX Group, Inc. * 22,659 2,685
Texas Capital
Bancshares, Inc.  59,746 6,169
Towne Bank  161,241 5,843
Walker & Dunlop, Inc.  50,705 2,774
Wealthfront Corp. * 76,789 686
Western Alliance
Bancorp  71,930 5,913
WSFS Financial Corp.  44,001 3,376
Total 172,031

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(97.3%)
Shares/
Par
+
Value
$ (000’s)
Health Care (10.9%)
10X Genomics, Inc. -
Class A * 54,239 2,080
Alignment Healthcare,
Inc. * 141,133 3,360
AMN Healthcare
Services, Inc. * 26,727 865
Bicara Therapeutics,
Inc. * 47,901 1,422
Black Diamond
Therapeutics, Inc. * 182,571 338
BrightSpring Health
Services * 92,084 6,422
Cabaletta Bio, Inc. * 485,013 1,508
CG Oncology, Inc. * 12,041 855
Concentra Group
Holdings Parent, Inc.  133,823 3,981
CRISPR Therapeutics
AG * 31,803 1,735
Cytokinetics, Inc. * 85,900 7,318
Denali Therapeutics,
Inc. * 96,998 2,495
Dyne Therapeutics,
Inc. * 277,110 6,155
Elanco Animal Health,
Inc. * 101,923 2,508
Ensign Group, Inc.  7,642 1,225
Erasca, Inc. * 140,356 2,571
Haemonetics Corp. * 25,096 1,882
Immatics NV * 287,041 2,908
Immunome, Inc. * 113,521 2,405
Innovage Holding
Corp. * 218,886 2,594
Kardigan, Inc. * 43,419 1,036
MapLight Therapeutics,
Inc. * 42,858 1,536
MoonLake
Immunotherapeutics * 50,010 974
Repligen Corp. * 10,280 1,403
Sarepta Therapeutics,
Inc. * 72,839 1,309
Shattuck Labs, Inc. * 203,628 1,413
Sotera Health Co. * 162,251 2,880
Twist Bioscience
Corp. * 9,423 969
Vaxcyte, Inc. * 91,442 5,316
Total 71,463
Industrials (13.1%)
Aebi Schmidt Holding
AG  129,516 1,625
Alamo Group, Inc.  13,954 2,295
Allegiant Travel Co. * 50,068 5,888
Arcosa, Inc.  45,457 6,604
Atkore, Inc.  15,684 1,193
Casella Waste
Systems, Inc.
- Class A * 34,151 3,312
CECO Environmental
Corp. * 32,502 2,949
Common Stocks
(97.3%)
Shares/
Par
+
Value
$ (000’s)
Industrials continued
Covenant Logistics
Group, Inc. - Class A  67,984 3,004
DPC Holdings, Ltd. * 18,994 932
EnerSys  18,376 4,297
EnPro, Inc.  9,545 3,598
ESCO Technologies,
Inc.  8,329 2,916
FTI Consulting, Inc. * 12,269 1,828
Griffon Corp.  20,572 2,006
Helios Technologies,
Inc.  29,898 2,668
Hub Group, Inc.
- Class A  29,251 1,281
JBT Marel Corp.  26,228 3,803
Matson, Inc.  17,613 3,386
Mercury Systems, Inc. * 37,328 4,566
MSA Safety, Inc.  9,799 1,711
Robert Half, Inc.  57,431 1,763
Rush Enterprises, Inc. -
Class A  50,532 3,688
Saia, Inc. * 5,310 2,236
Standex International
Corp.  6,893 2,465
UFP Industries, Inc.  23,121 2,098
UL Solutions, Inc. -
Class A  21,171 2,157
Valmont Industries, Inc.  6,795 3,925
VSE Corp.  15,104 3,451
WillScot Holdings Corp.  73,619 2,125
Zurn Elkay Water
Solutions Corp.  41,440 2,094
Total 85,864
Information Technology (7.1%)
Ambarella, Inc. * 7,052 605
Ambiq Micro, Inc. * 11,592 1,024
Endava PLC, ADR * 178,675 506
FormFactor, Inc. * 9,682 1,548
Hut 8 Corp. * 65,672 7,582
Insight Enterprises,
Inc. * 14,496 1,766
Intapp, Inc. * 23,054 581
Keel Infrastructure
Corp. * 672,320 3,859
Lattice Semiconductor
Corp. * 19,010 2,908
Littelfuse, Inc.  7,070 3,219
MaxLinear, Inc.
-   Class    A * 10,755 1,377
Mirion Technologies,
Inc. * 91,223 1,636
nCino, Inc. * 68,054 1,113
PAR Technology Corp. * 130,952 2,281
Penguin Solutions,
Inc. * 22,122 1,681
Synaptics, Inc. * 9,394 1,167
Veeco Instruments,
Inc. * 9,923 752
Viavi Solutions, Inc. * 125,424 5,989
Common Stocks
(97.3%)
Shares/
Par
+
Value
$ (000’s)
Information Technology continued
Vishay Intertechnology,
Inc.  127,616 6,863
Wolfspeed, Inc. * 12,172 587
Total 47,044
Materials (4.9%)
Cabot Corp.  51,834 4,708
Celanese Corp.  18,245 839
The Chemours Co.  106,191 2,179
Commercial Metals Co.  22,208 1,393
Constellium SE * 127,676 4,069
Element Solutions, Inc.  137,451 6,563
IAMGOLD Corp. * 95,258 1,509
OR Royalties, Inc.  44,440 1,406
Reliance, Inc.  9,568 3,575
Warrior Met Coal, Inc.  34,293 2,783
West Fraser Timber
Co., Ltd.  24,759 1,676
Worthington Steel, Inc.  37,668 1,265
Total 31,965
Real Estate (8.8%)
CareTrust REIT, Inc.  191,884 7,742
Curbline Properties
Corp.  313,609 9,534
EastGroup Properties,
Inc.  15,897 3,220
Highwoods Properties,
Inc.  134,841 4,067
Hudson Pacific
Properties, Inc. * 94,572 1,436
Independence Realty
Trust, Inc.  300,076 5,008
Kilroy Realty Corp.  117,079 4,387
The Macerich Co.  238,981 6,020
Pebblebrook Hotel Trust  173,063 3,359
Ryman Hospitality
Properties, Inc.  22,455 2,887
Safehold, Inc.  154,220 2,421
SmartStop Self Storage
REIT, Inc.  93,284 3,032
Terreno Realty Corp.  70,655 4,576
Total 57,689
Utilities (5.2%)
California Water
Service Group  129,829 6,316
Chesapeake Utilities
Corp.  42,107 5,157
Fervo Energy Co. -
Class A * 32,820 960
Hawaiian Electric
Industries, Inc. * 199,864 2,704
IDACORP, Inc.  29,849 4,516
MDU Resources Group,
Inc.  137,425 2,915
OGE Energy Corp.  70,060 3,409
ONE Gas, Inc.  57,911 4,463

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio
Common Stocks
(97.3%)
Shares/
Par
+
Value
$ (000’s)
Utilities continued
Southwest Gas
Holdings, Inc.  41,635 3,692
Total 34,132
Total Common Stocks
(Cost: $471,840) 638,727
Total Investments (97.3%) (Cost:
$471,840)
@
638,727
Other Assets, Less
Liabilities (2.7%) 17,624
Net Assets (100.0%) 656,351
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $471,840 and the net unrealized appreciation of investments based on that cost was $166,887 which is comprised of $182,318 aggregate gross unrealized appreciation and $15,431 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ 638,727 $ — $ —
Total Assets:
$ 638,727 $ — $ —

Schedule of Investments
June 30, 2026 (unaudited)
International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 98 .5% ) Country Shares/ Par
+
Value
$ (000's)
Consumer Discretionary ( 6 .2% )
Autoliv, Inc.  Sweden 48,400 5,623
Compass Group PLC  United Kingdom 815,900 26,361
Games Workshop Group PLC  United Kingdom 36,500 10,463
InterContinental Hotels Group
PLC, ADR
United States 171,994 29,776
USS Co., Ltd.  Japan 499,400 5,849
Total 78,072
Consumer Staples ( 0 .9% )
Magnum Ice Cream Co. NV * Netherlands 227,300 3,958
PriceSmart, Inc.  United States 37,900 7,403
Total 11,361
Financials ( 7 .2% )
The Chiba Bank, Ltd.  Japan 95,000 1,445
Erste Group Bank AG  Austria 181,200 24,276
Hachijuni Nagano Bank, Ltd.  Japan 75,000 1,114
KBC Ancora  Belgium 25,000 2,347
KBC Group NV  Belgium 145,300 19,819
Mastercard, Inc. - Class A  United States 6,050 3,107
UBS Group AG  Switzerland 688,560 34,110
Visa, Inc. - Class A  United States 9,525 3,268
Total 89,486
Health Care ( 3 .0% )
AstraZeneca PLC  United Kingdom 121,500 22,730
Hoya Corp.  Japan 89,400 14,417
Total 37,147
Industrials ( 42 .2% )
Aalberts NV  Netherlands 55,100 2,457
ABB, Ltd.  Switzerland 318,810 34,591
AddTech AB - Class B  Sweden 292,425 10,307
Airbus SE  France 173,600 38,639
Assa Abloy AB - Class B  Sweden 729,500 25,769
Atlas Copco AB - Class A  Sweden 1,639,400 33,278
BAE Systems PLC  United Kingdom 1,428,324 34,943
Bergman & Beving AB  Sweden 35,000 1,052
Canadian Pacific Kansas City,
Ltd.
Canada 59,100 5,124
Diploma PLC  United Kingdom 27,600 2,612
Epiroc AB - Class A  Sweden 1,169,145 32,075
GE Vernova, Inc.  United States 43,200 50,754
Howden Joinery Group PLC  United Kingdom 513,600 5,709
Interpump Group SpA  Italy 125,000 4,830
Komatsu, Ltd.  Japan 296,600 11,609
KONE Oyj - Class B  Finland 181,113 10,307
Kongsberg Gruppen ASA  Norway 64,400 1,942
Legrand SA  France 173,600 29,302
Mitsubishi Heavy Industries,
Ltd.
Japan 1,223,300 27,854
Rheinmetall AG  Germany 11,300 12,791
Rolls-Royce Holdings PLC  United Kingdom 2,357,358 45,262
Safran SA  France 102,068 40,354
Schindler Holding AG  Switzerland 6,085 1,935
Schindler Holding AG -
Participation Certificates
Switzerland 36,023 11,941
Common Stocks (98.5%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Schneider Electric SE  United States 142,700 46,817
SHO-BOND Holdings Co.,
Ltd.
Japan 581,444 4,482
Total 526,736
Information Technology ( 27 .9% )
Advantest Corp.  Japan 184,200 37,444
ASML Holding NV  Netherlands 70,106 139,037
Azbil Corp.  Japan 1,257,600 13,421
BE Semiconductor Industries
NV
Netherlands 36,750 12,068
Disco Corp.  Japan 58,800 29,884
Keyence Corp.  Japan 42,400 21,362
Lagercrantz Group AB
- Class B
Sweden 429,700 11,305
Lasertec Corp.  Japan 68,600 21,344
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 821,000 63,044
Total 348,909
Materials ( 11 .1% )
Air Liquide SA  France 80,880 16,017
CRH PLC  United States 318,500 34,079
Franco-Nevada Corp.  Canada 93,400 19,489
Heidelberg Materials AG  Germany 60,100 11,464
Holcim, Ltd. * United States 269,780 24,425
Linde PLC  United States 47,255 24,523
The Sherwin-Williams Co.  United States 26,192 9,018
Total 139,015
Total Common Stocks (Cost: $858,373) 1,230,726
Total Investments (98.5%) (Cost: $858,373)
@
1,230,726
Other Assets, Less Liabilities (1.5%) 18,395
Net Assets (100.0%) 1,249,121

International Growth Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investments by Country of Risk as a Percentage of Net Assets:
United States 18.7%
Japan 15.3%
Netherlands 12.6%
United Kingdom 11.8%
France 9.9%
Sweden 9.6%
Switzerland 6.6%
Taiwan 5.0%
Other 9.0%
Total
98.5%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $858,373 and the net unrealized appreciation of investments based on that cost was $372,353 which is comprised of $393,038 aggregate gross unrealized appreciation and $20,685 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary $ 35,399 $ 42,673 $ —
Consumer Staples 7,403 3,958 —
Financials 6,375 83,111 —
Industrials 55,878 470,858 —
Materials 87,109 51,906 —
All Others — 386,056 —
Total Assets:
$ 192,164 $ 1,038,562 $ —

Schedule of Investments
June 30, 2026 (unaudited)
Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 98 .1% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 3 .5% )
Advanced Info Service PCL -
Foreign Shares
Thailand 306,800 3,462
Cellnex Telecom SA  Spain 189,504 5,675
KDDI Corp.  Japan 570,400 9,622
Koninklijke KPN NV  Netherlands 1,331,064 6,603
SoftBank Group Corp.  Japan 145,000 5,440
Spotify Technology SA * United States 13,236 6,077
Total 36,879
Consumer Discretionary ( 7 .2% )
Accor SA  France 88,660 5,154
Aristocrat Leisure, Ltd.  Australia 108,521 4,623
Burberry Group PLC * United Kingdom 136,540 1,926
Cie Financiere Richemont SA
- Class A
Switzerland 49,040 11,379
Compagnie Generale des
Etablissements Michelin
France 148,263 5,727
LVMH Moet Hennessy Louis
Vuitton SE
France 18,353 10,163
Next PLC  United Kingdom 32,927 6,354
Nitori Holdings Co., Ltd.  Japan 140,400 2,087
Pan Pacific International
Holdings Corp.
Japan 967,900 4,940
Sands China, Ltd.  Macao 874,000 1,461
Shimano, Inc.  Japan 41,600 4,443
Sony Group Corp.  Japan 524,400 10,516
Suzuki Motor Corp.  Japan 662,600 7,976
Total 76,749
Consumer Staples ( 5 .0% )
Ajinomoto Co., Inc.  Japan 167,100 6,079
Alimentation Couche-Tard,
Inc.
Canada 34,478 2,198
Beiersdorf AG  Germany 85,597 7,368
British American Tobacco PLC  United Kingdom 241,070 14,869
Davide Campari-Milano NV  Italy 880,768 5,483
Jeronimo Martins SGPS SA  Portugal 233,266 4,468
Pernod Ricard SA  France 95,803 6,995
Unicharm Corp.  Japan 985,500 5,734
Total 53,194
Energy ( 4 .1% )
Aker BP ASA  Norway 260,391 7,921
Eni SpA  Italy 519,668 12,155
Reliance Industries, Ltd.  India 299,268 4,119
TotalEnergies SE  France 254,015 19,732
Total 43,927
Financials ( 26 .5% )
AIA Group, Ltd.  Hong Kong 1,238,000 11,355
Aon PLC  United States 26,736 8,868
B3 SA - Brasil, Bolsa, Balcao  Brazil 1,689,700 4,756
Banco Bilbao Vizcaya
Argentina SA
Spain 647,748 16,249
Banco Bradesco SA, ADR  Brazil 911,360 3,162
Bank of Ireland Group PLC  Ireland 624,693 12,452
Barclays PLC  United Kingdom 2,564,347 17,221
Common Stocks (98.1%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Beazley PLC  United Kingdom 135,718 2,317
BNP Paribas SA  France 159,526 18,645
BPER Banca SpA  Italy 981,374 15,404
CVC Capital Partners PLC  Luxembourg 612,812 8,905
Deutsche Boerse AG  Germany 34,059 9,294
HDFC Bank, Ltd.  India 1,153,614 9,758
Hiscox, Ltd.  United Kingdom 552,726 13,545
ING Groep NV  Netherlands 534,030 16,895
London Stock Exchange
Group PLC
United Kingdom 78,989 8,553
Mastercard, Inc. - Class A  United States 19,613 10,073
Mizuho Financial Group, Inc.  Japan 661,900 31,784
NatWest Group PLC  United Kingdom 1,435,641 12,654
Nu Holdings, Ltd. - Class A * Brazil 325,550 4,349
Samsung Fire & Marine
Insurance Co., Ltd.
South Korea 18,271 7,317
Sompo Holdings, Inc.  Japan 260,100 9,922
The Toronto-Dominion Bank  Canada 71,361 8,677
UBS Group AG  Switzerland 274,578 13,602
Willis Towers Watson PLC  United States 21,081 5,510
Total 281,267
Health Care ( 10 .5% )
Alcon, Inc.  United States 72,399 4,895
AstraZeneca PLC  United Kingdom 100,307 18,765
ConvaTec Group PLC  United Kingdom 1,954,755 5,578
CSL, Ltd.  Australia 62,630 4,988
Daiichi Sankyo Co., Ltd.  Japan 451,900 7,252
Haleon PLC  United States 2,684,039 12,385
Lonza Group AG  Switzerland 5,136 3,466
Merck KGaA  Germany 37,235 6,249
Novartis AG  United States 145,260 22,746
Qiagen NV  United States 156,953 6,082
Roche Holding AG  United States 32,942 13,560
Terumo Corp.  Japan 373,600 5,141
Total 111,107
Industrials ( 17 .2% )
Atlas Copco AB - Class A  Sweden 519,104 10,537
Babcock International Group
PLC
United Kingdom 282,854 3,572
Daikin Industries, Ltd.  Japan 56,700 8,613
GEA Group AG  Germany 120,080 8,237
Hitachi, Ltd.  Japan 789,000 21,926
Japan Airlines Co., Ltd.  Japan 136,600 2,407
Legrand SA  France 80,333 13,560
Mitsubishi Electric Corp.  Japan 302,000 11,075
Mitsui & Co., Ltd.  Japan 232,700 6,481
MTU Aero Engines AG  Germany 29,347 12,206
Qantas Airways, Ltd.  Australia 668,078 4,947
RB Global, Inc.  Canada 64,550 7,515
Schneider Electric SE  United States 92,068 30,206
Spirax Group PLC  United Kingdom 62,853 5,703
Taisei Corp.  Japan 80,500 7,134
Techtronic Industries Co., Ltd.  Hong Kong 552,500 9,224
Thales SA  France 34,505 8,865

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (98.1%) Country Shares/ Par
+
Value
$ (000’s)
Industrials continued
Weir Group PLC  United Kingdom 175,039 5,586
Wolters Kluwer NV  Netherlands 64,759 4,185
Total 181,979
Information Technology ( 13 .4% )
ASML Holding NV  Netherlands 14,431 28,620
Cadence Design Systems,
Inc. *
United States 14,020 5,262
Constellation Software, Inc.  Canada 2,750 5,177
Disco Corp.  Japan 20,200 10,266
FUJIFILM Holdings Corp.  Japan 190,500 4,098
Fujitsu, Ltd.  Japan 108,500 2,165
Keyence Corp.  Japan 22,300 11,235
NEC Corp.  Japan 237,300 5,761
Renesas Electronics Corp.  Japan 230,600 6,966
Samsung Electronics Co., Ltd.  South Korea 44,938 9,824
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 308,189 23,666
Tokyo Electron, Ltd.  Japan 60,300 29,161
Total 142,201
Materials ( 8 .1% )
Akzo Nobel NV  Netherlands 82,334 5,584
Croda International PLC  United Kingdom 125,194 5,026
Glencore PLC * Australia 1,682,156 11,473
James Hardie Industries
PLC *
United States 254,881 6,711
Linde PLC  United States 36,081 18,724
Northern Star Resources, Ltd.  Australia 175,928 2,317
Common Stocks (98.1%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
Novozymes A/S - Class B  Denmark 75,496 4,771
Rio Tinto PLC  Australia 102,631 9,707
Shin-Etsu Chemical Co., Ltd.  Japan 245,300 10,697
Sika AG  Switzerland 23,431 4,828
Symrise AG  Germany 59,668 5,988
Total 85,826
Utilities ( 2 .6% )
APA Group  Australia 460,112 3,233
China Resources Gas Group,
Ltd.
China 825,200 1,544
CLP Holdings, Ltd.  Hong Kong 330,500 3,089
E.ON SE  Germany 329,865 6,806
National Grid PLC  United Kingdom 779,267 12,902
Total 27,574
Total Common Stocks (Cost: $796,226) 1,040,703
Warrants ( – % )
Information Technology ( – % )
Constellation Software,
Inc. *,Æ
Canada 5,207 –
Total –
Total Warrants (Cost: $–) –
Total Investments (98.1%) (Cost: $796,226)
@
1,040,703
Other Assets, Less Liabilities (1.9%) 20,362
Net Assets (100.0%) 1,061,065
Investments by Country of Risk as a Percentage of Net Assets:
Japan 23.5%
United States 14.2%
United Kingdom 12.7%
France 8.4%
Netherlands 5.8%
Germany 5.3%
Other 28.2%
Total
98.1%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $796,226 and the net unrealized appreciation of investments based on that cost was $244,477 which is comprised of $296,485 aggregate gross unrealized appreciation and $52,008 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Research International Core Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 6,077 $ 30,802 $ —
Consumer Staples 2,198 50,996 —
Financials 45,395 235,872 —
Industrials 7,515 174,464 —
Information Technology 10,439 131,762 —
Materials 18,724 67,102 —
All Others — 259,357 —
Warrants — — —
Total Assets:
$ 90,348 $ 950,355 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

Schedule of Investments
June 30, 2026 (unaudited)
International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 98 .9% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 4 .6% )
Cellnex Telecom SA  Spain 990,500 29,661
Deutsche Telekom AG  Germany 905,700 24,684
Liberty Global, Ltd. - Class C * Belgium 89,446 984
Millicom International Cellular
SA
Guatemala 290,000 26,321
NetEase, Inc., ADR  China 77,800 9,969
Sunrise Communications AG
- Class A *
Switzerland 11,017 548
Tencent Holdings, Ltd.  China 481,900 26,557
Total 118,724
Consumer Discretionary ( 7 .9% )
adidas AG  Germany 82,400 16,894
Alibaba Group Holding, Ltd.,
ADR
China 270,200 25,934
Booking Holdings, Inc.  United States 231,000 41,173
Coupang, Inc. * South Korea 1,903,200 33,059
Entain PLC  United Kingdom 1,762,500 13,084
Flutter Entertainment PLC * United States 24,400 2,493
JD.com, Inc., ADR  China 463,600 11,812
Kering SA  France 44,600 12,682
Ollamani SAB * Mexico 462,500 2,153
PDD Holdings, Inc., ADR * China 115,600 8,818
Prosus NV * China 308,800 13,422
Stellantis NV * United States 1,554,400 8,846
Yum China Holdings, Inc.  China 280,300 11,456
Total 201,826
Consumer Staples ( 6 .1% )
Anheuser-Busch InBev SA/NV  Belgium 494,700 40,786
Beiersdorf AG  Germany 171,000 14,720
Danone SA  France 278,600 22,849
Diageo PLC  United Kingdom 952,000 19,135
Imperial Brands PLC  United Kingdom 840,000 31,058
Reckitt Benckiser Group PLC  United Kingdom 276,480 18,025
Wal-Mart de Mexico SAB de
CV
Mexico 2,984,300 8,766
Total 155,339
Energy ( 4 .6% )
BP PLC  United States 2,137,600 13,156
Suncor Energy, Inc.  Canada 764,700 41,049
TC Energy Corp.  Canada 184,900 12,257
TotalEnergies SE  France 661,200 51,362
Total 117,824
Financials ( 26 .9% )
Aegon, Ltd.  United States 608,100 5,170
AIA Group, Ltd.  Hong Kong 2,918,300 26,766
Aon PLC  United States 97,200 32,240
Aviva PLC  United Kingdom 3,576,700 30,861
Axis Bank, Ltd.  India 2,194,200 31,403
Banco Santander SA  Spain 5,425,900 75,063
Barclays PLC  United Kingdom 10,267,200 68,949
BNP Paribas SA  France 789,400 92,263
Brookfield Corp.  Canada 575,000 24,489
Credicorp, Ltd.  Peru 76,400 29,764
Common Stocks (98.9%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
HDFC Bank, Ltd.  India 4,637,300 39,226
Itau Unibanco Holding SA  Brazil 7,041,162 57,532
Julius Baer Group, Ltd.  Switzerland 258,000 22,301
London Stock Exchange
Group PLC
United Kingdom 226,500 24,527
Prudential PLC  Hong Kong 2,635,773 35,100
UBS Group AG  Switzerland 1,215,200 60,199
Willis Towers Watson PLC  United States 79,500 20,779
XP, Inc. - Class A  Brazil 594,800 9,671
Total 686,303
Health Care ( 12 .8% )
Bayer AG  Germany 819,900 45,327
BioNTech SE, ADR * Germany 99,000 9,212
Fresenius Medical Care AG  Germany 524,528 23,732
GSK PLC  United Kingdom 2,334,100 61,244
Haleon PLC  United States 5,709,700 26,346
Koninklijke Philips NV  Netherlands 830,531 22,567
Novartis AG  United States 331,700 51,940
Novo Nordisk A/S - Class B  Denmark 499,100 23,944
Olympus Corp.  Japan 864,000 9,082
Roche Holding AG  United States 104,000 42,809
Sanofi SA  United States 141,300 12,075
Total 328,278
Industrials ( 11 .8% )
Daikin Industries, Ltd.  Japan 142,000 21,570
Deutsche Post AG  Germany 468,500 28,429
Johnson Controls
International PLC
United States 612,300 89,463
Mitsubishi Electric Corp.  Japan 894,700 32,810
Nidec Corp. * Japan 1,128,600 18,539
RELX PLC  United Kingdom 807,000 25,419
Schneider Electric SE  United States 71,800 23,556
Smiths Group PLC  United Kingdom 694,500 23,598
Sunbelt Rentals Holdings, Inc.  United States 517,200 38,692
Total 302,076
Information Technology ( 16 .6% )
Brother Industries, Ltd.  Japan 319,000 7,259
Infineon Technologies AG  Germany 830,300 77,514
Kyocera Corp.  Japan 1,080,900 23,965
Murata Manufacturing Co.,
Ltd.
Japan 786,100 56,655
Samsung Electronics Co., Ltd.  South Korea 222,600 31,168
SK Hynix, Inc.  South Korea 42,600 75,160
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 1,586,400 121,818
TE Connectivity PLC  Switzerland 152,000 30,645
Total 424,184
Materials ( 6 .2% )
Akzo Nobel NV  Netherlands 532,100 36,089
Cemex SAB de CV, ADR  Mexico 2,611,105 31,333
DSM-Firmenich AG  Switzerland 184,524 17,505
Glencore PLC * Australia 2,213,600 15,098

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (98.9%) Country Shares/ Par
+
Value
$ (000’s)
Materials continued
International Flavors &
Fragrances, Inc.
United States 300,000 23,766
Linde PLC  United States 48,600 25,221
Mitsubishi Chemical Group
Corp.
Japan 1,263,100 8,776
Total 157,788
Real Estate ( 1 .0% )
CK Asset Holdings, Ltd.  Hong Kong 1,731,800 9,802
Daito Trust Construction Co.,
Ltd.
Japan 488,000 9,308
Hang Lung Group, Ltd.  Hong Kong 3,500,000 5,601
Total 24,711
Common Stocks (98.9%) Country Shares/ Par
+
Value
$ (000’s)
Utilities ( 0 .4% )
The Kansai Electric Power
Co., Inc.
Japan 688,700 9,679
Total 9,679
Total Common Stocks (Cost: $1,785,627) 2,526,732
Total Investments (98.9%) (Cost: $1,785,627)
@
2,526,732
Other Assets, Less Liabilities (1.1%) 26,896
Net Assets (100.0%) 2,553,628
Investments by Country of Risk as a Percentage of Net Assets:
United States 17.9%
United Kingdom 12.4%
Germany 9.4%
Japan 7.7%
France 7.0%
South Korea 5.5%
Switzerland 5.1%
Other 33.9%
Total
98.9%
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Bank of America NA CNH 13,217 1,947 7/10/26 $ 3 $ — $ 3
Buy       State Street Bank And Trust
Company
CNH 14,000 2,064 7/10/26 5 — 5
Sell       HSBC Bank USA CNH 13,599 2,004 7/10/26 — (60) (60)
Sell       JP Morgan Chase Bank NA CNH 13,617 2,006 7/10/26 — (60) (60)
Sell       HSBC Bank USA CNH 13,829 2,038 7/17/26 — (63) (63)
Sell       UBS AG CNH 27,591 4,067 7/17/26 — (124) (124)
Sell       HSBC Bank USA CNH 196 29 8/14/26 — (1) (1)
Sell       UBS AG CNH 224 34 8/14/26 — (2) (2)
Sell       Bank of America NA CNH 8,333 1,233 9/11/26 — (38) (38)
Sell       Goldman Sachs Bank USA CNH 8,333 1,233 9/11/26 — (38) (38)
Sell       UBS AG CNH 16,690 2,469 9/11/26 — (76) (76)
Sell       Citibank NA CNH 24,833 3,676 9/18/26 — (116) (116)
Sell       HSBC Bank USA CNH 12,417 1,838 9/18/26 — (57) (57)
Sell       Morgan Stanley And Co.
International PLC
CNH 12,417 1,838 9/18/26 — (58) (58)
Sell       Barclays Bank PLC CNH 5,512 818 10/16/26 — (30) (30)
Sell       UBS AG CNH 16,537 2,454 10/16/26 — (91) (91)
Sell       Citibank NA CNH 12,332 1,832 11/6/26 — (63) (63)
Sell       HSBC Bank USA CNH 6,718 998 11/6/26 — (12) (12)
Sell       JP Morgan Chase Bank NA CNH 7,668 1,139 11/6/26 — (40) (40)
Sell       Bank of America NA CNH 6,718 1,000 12/11/26 — (12) (12)
Sell       Citibank NA CNH 25,587 3,810 12/11/26 — (100) (100)
Sell       State Street Bank And Trust
Company
CNH 14,323 2,135 12/11/26 — (35) (35)
Sell       Citibank NA CNH 34,440 5,140 1/8/27 — (98) (98)
Sell       Goldman Sachs Bank USA CNH 14,324 2,138 1/8/27 — (36) (36)

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       HSBC Bank USA CNH 6,718 1,003 1/8/27 $ — $ (13) $ (13)
Sell       Citibank NA CNH 20,117 3,004 1/15/27 — (66) (66)
Sell       HSBC Bank USA CNH 20,117 3,004 1/15/27 — (65) (65)
Sell       State Street Bank And Trust
Company
CNH 15,099 2,257 1/15/27 — (44) (44)
Sell       Citibank NA CNH 15,099 2,257 1/29/27 — (42) (42)
Sell       HSBC Bank USA CNH 14,324 2,141 1/29/27 — (39) (39)
Sell       State Street Bank And Trust
Company
CNH 15,099 2,259 1/29/27 — (44) (44)
Sell       Citibank NA CNH 46,220 6,931 3/12/27 — (63) (63)
Sell       HSBC Bank USA CNH 51,569 7,734 3/12/27 — (64) (64)
Sell       UBS AG CNH 22,650 3,397 3/12/27 — (34) (34)
Sell       Citibank NA CNH 11,305 1,700 4/16/27 — (3) (3)
Sell       HSBC Bank USA CNH 23,785 3,577 4/16/27 — (4) (4)
Sell       JP Morgan Chase Bank NA CNH 11,305 1,700 4/16/27 — (5) (5)
Sell       UBS AG CNH 23,785 3,577 4/16/27 — (2) (2)
Sell       Citibank NA CNH 48,500 7,309 5/14/27 9 — 9
Sell       Citibank NA CNH 10,556 1,592 5/21/27 — (2) (2)
Sell       JP Morgan Chase Bank NA CNH 21,111 3,183 5/21/27 — (6) (6)
Sell       State Street Bank And Trust
Company
CNH 10,556 1,592 5/21/27 — (3) (3)
Sell       Bank of America NA CNH 2,208 333 5/28/27 1 — 1
Sell       HSBC Bank USA CNH 17,776 2,682 5/28/27 8 — 8
Sell       State Street Bank And Trust
Company
CNH 17,776 2,683 5/28/27 8 — 8
Sell       UBS AG CNH 16,354 2,467 5/28/27 7 — 7
Buy       Citibank NA TWD 9,000 283 7/10/26 — (3) (3)
Buy       HSBC Bank USA TWD 12,770 401 7/10/26 — (4) (4)
Buy       HSBC Bank USA TWD 55,000 1,728 7/17/26 — (14) (14)
Buy       UBS AG TWD 41,000 1,289 7/17/26 — (8) (8)
Buy       HSBC Bank USA TWD 30,000 943 7/24/26 — (6) (6)
Buy       Morgan Stanley And Co.
International Plc
TWD 27,498 864 7/24/26 — (8) (8)
Buy       HSBC Bank USA TWD 30,473 959 8/7/26 — (8) (8)
Buy       Morgan Stanley And Co.
International Plc
TWD 60,529 1,904 8/7/26 — (23) (23)
Buy       HSBC Bank USA TWD 56,499 1,779 8/28/26 — (15) (15)
Buy       Citibank NA TWD 50,068 1,578 9/11/26 — (10) (10)
Buy       State Street Bank And Trust
Company
TWD 12,932 408 9/11/26 — (5) (5)
Buy       UBS AG TWD 23,000 725 9/11/26 — (6) (6)
Buy       Citibank NA TWD 48,000 1,513 9/18/26 — (11) (11)
Buy       UBS AG TWD 21,000 662 9/18/26 — (3) (3)
Buy       UBS AG TWD 12,248 388 11/13/26 — (6) (6)
Sell       Citibank NA TWD 21,770 684 7/10/26 52 — 52
Sell       Bank of America NA TWD 23,988 754 7/17/26 112 — 112
Sell       Barclays Bank PLC TWD 24,000 754 7/17/26 113 — 113
Sell       Citibank NA TWD 24,000 754 7/17/26 108 — 108
Sell       HSBC Bank USA TWD 24,012 754 7/17/26 111 — 111
Sell       Citibank NA TWD 35,250 1,108 7/24/26 123 — 123
Sell       Standard Chartered Bank TWD 22,248 699 7/24/26 85 — 85
Sell       Citibank NA TWD 91,002 2,862 8/7/26 299 — 299
Sell       HSBC Bank USA TWD 28,250 890 8/28/26 70 — 70
Sell       Standard Chartered Bank TWD 28,250 890 8/28/26 70 — 70
Sell       Bank of America NA TWD 21,493 677 9/11/26 64 — 64
Sell       Citibank NA TWD 21,500 678 9/11/26 67 — 67
Sell       UBS AG TWD 43,007 1,355 9/11/26 130 — 130

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       Bank of America NA TWD 23,000 725 9/18/26 $ 76 $ — $ 76
Sell       Citibank NA TWD 23,000 725 9/18/26 75 — 75
Sell       State Street Bank And Trust
Company
TWD 23,000 725 9/18/26 69 — 69
Sell       Barclays Bank PLC TWD 12,248 388 11/13/26 20 — 20
$ 1,685 $ (1,839) $ (154)
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 1,685 — $ 1,685 $ (1,839) — — $ (1,839)
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,785,627 and the net unrealized appreciation of investments based on that cost was $740,951 which is comprised of $876,759 aggregate gross unrealized appreciation and $135,808 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

International Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Communication Services $ 37,274 $ 81,450 $ —
Consumer Discretionary 136,898 64,928 —
Consumer Staples 8,766 146,573 —
Energy 53,306 64,518 —
Financials 174,475 511,828 —
Health Care 9,212 319,066 —
Industrials 128,155 173,921 —
Information Technology 30,645 393,539 —
Materials 80,320 77,468 —
All Others — 34,390 —
Other Financial Instruments^
Forward Foreign Currency Contracts — 1,685 —
Total Assets:
$ 659,051 $ 1,869,366 $ —
Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts — (1,839) —
Total Liabilities:
$ — $ (1,839) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 89 .9% ) Country Shares/ Par
+
Value
$ (000's)
Communication Services ( 6 .8% )
Bharti Airtel, Ltd.  India 1,192,792 23,376
Telkom Indonesia Persero
Tbk PT
Indonesia 120,003,400 15,915
Tencent Holdings, Ltd.  China 1,179,800 65,018
Total 104,309
Consumer Discretionary ( 4 .8% )
Alibaba Group Holding, Ltd.  China 1,530,700 18,287
ANTA Sports Products, Ltd.  China 1,511,800 13,733
Hyundai Mobis Co., Ltd.  South Korea 14,503 4,718
Indian Hotels Co., Ltd.  India 1,682,766 12,741
Mahindra & Mahindra, Ltd.  India 222,649 7,283
Midea Group Co., Ltd.
- Class H
China 1,664,200 17,572
Total 74,334
Consumer Staples ( 2 .3% )
Arca Continental SAB de CV  Mexico 848,128 10,165
Giant Biogene Holding Co.,
Ltd.
China 1,269,400 4,306
Kweichow Moutai Co., Ltd. -
Class A
China 61,423 10,720
Zabka Group SA * Poland 1,427,103 10,324
Total 35,515
Energy ( 2 .1% )
NAC Kazatomprom JSC,
GDR
Kazakhstan 167,029 11,475
PRIO SA * Brazil 2,034,560 20,553
Total 32,028
Financials ( 16 .6% )
360 One WAM, Ltd.  India 302,944 3,456
Abu Dhabi Islamic Bank PJSC  United Arab
Emirates
2,608,993 14,666
AIA Group, Ltd.  Hong Kong 568,600 5,215
Al Rajhi Bank  Saudi Arabia 1,554,445 27,289
Bank Negara Indonesia
Persero Tbk PT
Indonesia 97,085,700 17,233
China Merchants Bank Co.,
Ltd. - Class H
China 3,338,000 19,161
Cholamandalam Investment
and Finance Co., Ltd.
India 523,466 9,960
Credicorp, Ltd.  Peru 12,255 4,774
Grupo Financiero Banorte
SAB de CV
Mexico 534,442 5,641
HDFC Bank, Ltd.  India 5,621,556 47,552
Itausa SA - Preference
Shares
Brazil 12,329,423 31,956
Kaspi.KZ Joint Stock Co.,
ADR
Kazakhstan 33,097 2,868
Krung Thai Bank PCL  Thailand 4,737,900 5,451
National Bank of Greece SA  Greece 1,247,455 21,572
Nu Holdings, Ltd. - Class A * Brazil 310,354 4,146
Ping An Insurance (Group)
Co. of China, Ltd. - Class H
China 1,821,500 11,912
Sanlam, Ltd.  South Africa 2,126,966 11,479
Common Stocks (89.9%) Country Shares/ Par
+
Value
$ (000’s)
Financials continued
Sberbank of Russia PJSC *,Æ Russia 1,471,064 –
SBI Life Insurance Co., Ltd.  India 198,170 3,714
Shinhan Financial Group Co.,
Ltd.
South Korea 125,987 7,806
Total 255,851
Health Care ( 2 .3% )
J.B. Chemicals &
Pharmaceuticals, Ltd.
India 704,219 17,111
Jiangsu Hengrui
Pharmaceuticals Co., Ltd. -
Class A
China 420,000 3,228
Shenzhen Mindray Bio-
Medical Electronics Co.,
Ltd. - Class A
China 155,115 3,110
Torrent Pharmaceuticals, Ltd.  India 257,378 12,596
Total 36,045
Industrials ( 10 .1% )
Contemporary Amperex
Technology Co., Ltd.
- Class A
China 640,249 37,224
CSG NV * Czech Republic 181,725 2,653
GEK TERNA SA  Greece 70,364 3,544
Grupo Aeroportuario del
Sureste SAB de CV
- Class B
Mexico 116,942 3,573
HD Hyundai Electric Co., Ltd.  South Korea 34,425 21,823
HD Korea Shipbuilding &
Offshore Engineering Co.,
Ltd.
South Korea 80,916 18,365
Metlen Energy & Metals PLC  Greece 157,150 7,405
NARI Technology Co., Ltd. -
Class A
China 2,504,998 8,451
Samsung C&T Corp.  South Korea 32,879 10,060
SK Square Co., Ltd. * South Korea 24,263 27,024
Techtronic Industries Co., Ltd.  Hong Kong 947,500 15,818
Total 155,940
Information Technology ( 36 .7% )
Accton Technology Corp.  Taiwan 382,200 30,221
ASE Technology Holding Co.,
Ltd.
Taiwan 1,264,000 27,295
Chroma ATE, Inc.  Taiwan 536,000 36,781
Delta Electronics, Inc.  Taiwan 506,500 31,350
MediaTek, Inc.  Taiwan 498,400 68,057
Montage Technology Co., Ltd.
- Class A
China 187,273 8,786
Montage Technology Co., Ltd.
- Class H *
China 93,900 5,660
NAURA Technology Group
Co., Ltd. - Class A
China 344,205 45,154
Samsung Electronics Co., Ltd.  South Korea 90,001 19,676
SK Hynix, Inc.  South Korea 76,149 134,351
Taiwan Semiconductor
Manufacturing Co., Ltd.
Taiwan 1,999,290 153,523

Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks (89.9%) Country Shares/ Par
+
Value
$ (000’s)
Information Technology continued
Xiaomi Corp. - Class B * China 1,733,600 4,807
Total 565,661
Materials ( 4 .5% )
Grupo Mexico SAB de CV  Mexico 4,293,371 48,670
Rio Tinto PLC  Australia 185,073 17,505
UltraTech Cement, Ltd.  India 33,095 3,952
Total 70,127
Real Estate ( 1 .8% )
Aldar Properties PJSC  United Arab
Emirates
1,476,515 3,345
China Resources Land, Ltd.  China 4,728,500 18,156
Multiplan Empreendimentos
Imobiliarios SA
Brazil 1,201,296 6,811
Total 28,312
Common Stocks (89.9%) Country Shares/ Par
+
Value
$ (000’s)
Utilities ( 1 .9% )
Equatorial SA  Brazil 1,254,388 9,462
NTPC, Ltd.  India 5,106,904 19,342
Total 28,804
Total Common Stocks (Cost: $957,898) 1,386,926
Preferred Stocks ( 9 .0% )
Information Technology ( 9 .0% )
Samsung Electronics Co., Ltd. South Korea 990,378 138,673
Total 138,673
Total Preferred Stocks (Cost: $48,777) 138,673
Total Investments (98.9%) (Cost: $1,006,675)
@
1,525,599
Other Assets, Less Liabilities (1.1%) 17,464
Net Assets (100.0%) 1,543,063
Investments by Country of Risk as a Percentage of Net Assets:
South Korea 24.8%
Taiwan 22.5%
China 19.1%
India 10.4%
Other 22.1%
Total
98.9%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,006,675 and the net unrealized appreciation of investments based on that cost was $518,924 which is comprised of $592,519 aggregate gross unrealized appreciation and $73,595 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Emerging Markets Equity Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks
Consumer Staples $ 10,165 $ 25,350 $ —
Energy 32,028 — —
Financials 49,385 206,466 —
Industrials 3,573 152,367 —
Materials 48,670 21,457 —
Real Estate 6,811 21,501 —
Utilities 9,462 19,342 —
All Others — 780,349 —
Preferred Stocks — 138,673 —
Total Assets:
$ 160,094 $ 1,365,505 $ —
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.

Schedule of Investments
June 30, 2026 (unaudited)
Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments ( 101 .0% ) Shares/ Par
+
Value
$ (000's)
Repurchase Agreements ( 37 .7% )
Tri-Party Bank of Montreal, 3.640%, 7/1/26
(Purchased on 6/30/26, to be repurchased
at $21,002,123, collateralized by US
Treasury Bill, 0.000%, due 7/28/2026,
par and fair value of $21,480,600 and
$21,420,003, respectively) 21,000,000 21,000
Tri-Party Bank of Nova Scotia, 3.640%,
7/1/26 (Purchased on 6/30/26, to be
repurchased at $20,002,022, collateralized
by various US Treasury obligations,
0.000% to 4.875%, due from 8/15/2026
to 11/15/2052, aggregate par and fair
value of $20,604,691 and $20,402,138,
respectively) 20,000,000 20,000
Tri-Party BNP Paribas, 3.640%, 7/1/26
(Purchased on 6/30/26, to be repurchased
at $10,001,011, collateralized by various
US government sponsored agency
obligations, 2.500% to 7.000%, due
from 4/20/2045 to 3/20/2065, aggregate
par and fair value of $10,624,372 and
$10,200,000, respectively) 10,000,000 10,000
Tri-Party BNP Paribas, 3.650%, 7/1/26
(Purchased on 6/30/26, to be repurchased
at $10,001,014, collateralized by
various US Treasury obligations,
0.000% to 3.625%, due from 1/15/2027
to 2/15/2053, aggregate par and fair
value of $14,307,301 and $10,200,024,
respectively) 10,000,000 10,000
Tri-Party Citigroup Global Markets, Inc.,
3.640%, 7/1/26 (Purchased on 6/30/26,
to be repurchased at $5,000,506,
collateralized by various US Treasury
obligations, 3.750% to 4.375%, due from
12/31/2029 to 1/31/2031, aggregate
par and fair value of $5,184,929 and
$5,100,059, respectively) 5,000,000 5,000
Tri-Party Citigroup Global Markets, Inc.,
3.650%, 7/1/26 (Purchased on 6/30/26,
to be repurchased at $10,001,014,
collateralized by US government
sponsored agency and various US
government sponsored agency
obligations, 5.000% to 5.742%, due from
8/20/2040 to 1/20/2076, aggregate par and
fair value of $9,969,384 and $10,200,001,
respectively) 10,000,000 10,000
Tri-Party Goldman Sachs Group LP,
3.650%, 7/1/26 (Purchased on 6/30/26,
to be repurchased at $20,002,028,
collateralized by various US government
sponsored agency obligations, 2.000%
to 6.500%, due from 6/20/2035 to
6/20/2065, aggregate par and fair
value of $19,731,590 and $20,400,001,
respectively) 20,000,000 20,000
Money Market Investments (101.0%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Tri-Party Mitsubishi UFJ, 3.650%, 7/1/26
(Purchased on 6/30/26, to be repurchased
at $20,002,028, collateralized by various
US Treasury obligations and various
US government sponsored agency
obligations, 0.000% to 6.000%, due
from 8/15/2042 to 9/1/2055, aggregate
par and fair value of $20,223,781 and
$20,599,297, respectively) 20,000,000 20,000
Tri-Party Mizuho Securities, 3.650%,
7/1/26 (Purchased on 6/30/26, to be
repurchased at $26,002,636, collateralized
by various US Treasury obligations,
3.500% to 4.500%, due from 3/15/2029
to 5/15/2036, aggregate par and fair
value of $26,512,211 and $26,520,065,
respectively) 26,000,000 26,000
Tri-Party Natixis S.A., 3.640%, 7/1/26
(Purchased on 6/30/26, to be repurchased
at $20,002,022, collateralized by
various US Treasury obligations,
0.000% to 4.000%, due from 9/3/2026
to 5/15/2052, aggregate par and fair
value of $21,145,819 and $20,400,007,
respectively) 20,000,000 20,000
Tri-Party TD Securities, 3.650%, 7/1/26
(Purchased on 6/30/26, to be repurchased
at $20,002,028, collateralized by
US government sponsored agency,
3.710%, due 4/6/2028, par and fair
value of $20,404,091 and $20,400,418,
respectively) 20,000,000 20,000
Total 182,000
US Government & Agencies ( 63 .3% )
Federal Farm Credit Bank, 3.655%, (US
SOFR plus 0.035%), 11/19/26 182,000 182
Federal Farm Credit Bank, 3.660%, (US
SOFR plus 0.040%), 10/20/26 3,100,000 3,100
Federal Farm Credit Bank, 3.660%, (US
SOFR plus 0.040%), 1/20/27 1,345,000 1,345
Federal Farm Credit Bank, 3.660%, (US
SOFR plus 0.040%), 2/16/27 4,115,000 4,115
Federal Farm Credit Bank, 3.660%, (US
SOFR plus 0.040%), 5/10/27 1,120,000 1,120
Federal Farm Credit Bank, 3.665%, (US
SOFR plus 0.045%), 11/6/26 905,000 905
Federal Farm Credit Bank, 3.665%, (US
SOFR plus 0.045%), 3/15/27 715,000 715
Federal Farm Credit Bank, 3.665%, (US
SOFR plus 0.045%), 4/19/27 210,000 210
Federal Farm Credit Bank, 3.665%, (US
SOFR plus 0.045%), 5/24/27 630,000 630
Federal Farm Credit Bank, 3.675%, (US
SOFR plus 0.055%), 5/24/27 565,000 565
Federal Farm Credit Bank, 3.680%, (US
SOFR plus 0.060%), 7/23/27 390,000 390

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (101.0%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Farm Credit Bank, 3.680%, (US
SOFR plus 0.060%), 9/13/27 370,000 370
Federal Farm Credit Bank, 3.685%, (US
SOFR plus 0.065%), 3/5/27 4,930,000 4,930
Federal Farm Credit Bank, 3.685%, (US
SOFR plus 0.065%), 3/26/27 470,000 470
Federal Farm Credit Bank, 3.695%, (US
SOFR plus 0.075%), 2/1/27 1,200,000 1,200
Federal Farm Credit Bank, 3.695%, (US
SOFR plus 0.075%), 2/11/28 315,000 315
Federal Farm Credit Bank, 3.700%, (US
SOFR plus 0.080%), 11/23/27 150,000 150
Federal Farm Credit Bank, 3.705%, (US
SOFR plus 0.085%), 1/27/27 443,000 443
Federal Farm Credit Bank, 3.705%, (US
SOFR plus 0.085%), 3/16/28 500,000 500
Federal Farm Credit Bank, 3.705%, (US
SOFR plus 0.085%), 4/10/28 330,000 330
Federal Farm Credit Bank, 3.705%, (US
SOFR plus 0.085%), 5/19/28 550,000 550
Federal Farm Credit Bank, 3.710%, (US
SOFR plus 0.090%), 2/9/28 225,000 225
Federal Farm Credit Bank, 3.720%, (US
SOFR plus 0.100%), 11/22/27 300,000 300
Federal Farm Credit Bank, 3.730%, (US
SOFR plus 0.110%), 11/19/27 455,000 455
Federal Farm Credit Bank, 3.750%, (US
SOFR plus 0.130%), 10/22/27 256,000 256
Federal Farm Credit Bank, 3.755%, (US
SOFR plus 0.135%), 10/15/26 4,100,000 4,100
Federal Farm Credit Bank, 3.755%, (US
SOFR plus 0.135%), 12/23/26 400,000 400
Federal Farm Credit Bank, 3.760%, (US
SOFR plus 0.140%), 12/30/26 300,000 300
Federal Farm Credit Bank, 4.041%, (US
Treasury 3 Month Bill Money Market Yield
plus 0.265%), 10/16/26 2,200,000 2,200
Federal Home Loan Bank, 0.000%, 7/1/26 1,700,000 1,700
Federal Home Loan Bank, 0.000%, 7/8/26 7,365,000 7,360
Federal Home Loan Bank, 0.000%, 7/10/26 1,685,000 1,684
Federal Home Loan Bank, 0.000%, 7/13/26 1,670,000 1,668
Federal Home Loan Bank, 0.000%, 7/17/26 2,425,000 2,421
Federal Home Loan Bank, 0.000%, 7/29/26 3,100,000 3,091
Federal Home Loan Bank, 0.000%, 7/31/26 1,900,000 1,894
Federal Home Loan Bank, 0.000%, 8/5/26 2,200,000 2,193
Federal Home Loan Bank, 0.000%, 8/21/26 200,000 199
Federal Home Loan Bank, 0.000%, 8/28/26 200,000 199
Federal Home Loan Bank, 0.000%, 9/14/26 1,600,000 1,588
Federal Home Loan Bank, 0.000%, 11/27/26 660,000 650
Federal Home Loan Bank, 0.000%, 12/31/26 1,800,000 1,767
Federal Home Loan Bank, 3.500%, 1/11/27 3,400,000 3,397
Federal Home Loan Bank, 3.620%, (US
SOFR), 7/2/26 435,000 435
Federal Home Loan Bank, 3.620%, (US
SOFR), 7/2/26 330,000 330
Federal Home Loan Bank, 3.620%, (US
SOFR), 7/7/26 600,000 600
Federal Home Loan Bank, 3.625%, (US
SOFR plus 0.005%), 7/8/26 1,000,000 1,000
Federal Home Loan Bank, 3.625%, (US
SOFR plus 0.005%), 7/10/26 500,000 500
Money Market Investments (101.0%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 3.625%, (US
SOFR plus 0.005%), 7/16/26 3,500,000 3,500
Federal Home Loan Bank, 3.625%, (US
SOFR plus 0.005%), 7/21/26 1,150,000 1,150
Federal Home Loan Bank, 3.625%, (US
SOFR plus 0.005%), 7/24/26 1,150,000 1,150
Federal Home Loan Bank, 3.625%, (US
SOFR plus 0.005%), 7/28/26 600,000 600
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 7/17/26 3,500,000 3,500
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 7/22/26 950,000 950
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/4/26 1,200,000 1,200
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/18/26 300,000 300
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/19/26 575,000 575
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/21/26 4,025,000 4,025
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/24/26 575,000 575
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/25/26 1,100,000 1,100
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 8/27/26 1,000,000 1,000
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 9/1/26 1,100,000 1,100
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 9/4/26 600,000 600
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 9/4/26 3,500,000 3,500
Federal Home Loan Bank, 3.630%, (US
SOFR plus 0.010%), 9/8/26 1,600,000 1,600
Federal Home Loan Bank, 3.635%, (US
SOFR plus 0.015%), 8/20/26 500,000 500
Federal Home Loan Bank, 3.635%, (US
SOFR plus 0.015%), 9/3/26 1,200,000 1,200
Federal Home Loan Bank, 3.635%, (US
SOFR plus 0.015%), 9/23/26 1,140,000 1,140
Federal Home Loan Bank, 3.635%, (US
SOFR plus 0.015%), 10/6/26 1,600,000 1,600
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 7/17/26 1,140,000 1,140
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 9/11/26 1,500,000 1,500
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/7/26 1,155,000 1,155
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/7/26 1,100,000 1,100
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/13/26 1,155,000 1,155
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/14/26 580,000 580
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/21/26 810,000 810
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/23/26 925,000 925
Federal Home Loan Bank, 3.640%, (US
SOFR plus 0.020%), 10/26/26 1,710,000 1,710

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (101.0%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 3.645%, (US
SOFR plus 0.025%), 10/29/26 1,130,000 1,130
Federal Home Loan Bank, 3.645%, (US
SOFR plus 0.025%), 11/3/26 1,100,000 1,100
Federal Home Loan Bank, 3.645%, (US
SOFR plus 0.025%), 11/12/26 1,615,000 1,615
Federal Home Loan Bank, 3.645%, (US
SOFR plus 0.025%), 11/18/26 1,140,000 1,140
Federal Home Loan Bank, 3.645%, (US
SOFR plus 0.025%), 11/19/26 800,000 800
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 7/2/26 1,295,000 1,295
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 11/23/26 1,195,000 1,195
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 11/23/26 1,085,000 1,085
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 11/30/26 5,000,000 5,000
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 11/30/26 565,000 565
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 12/9/26 1,090,000 1,090
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 12/11/26 1,080,000 1,080
Federal Home Loan Bank, 3.650%, (US
SOFR plus 0.030%), 1/4/27 500,000 500
Federal Home Loan Bank, 3.660%, (US
SOFR plus 0.040%), 12/14/26 1,530,000 1,530
Federal Home Loan Bank, 3.660%, (US
SOFR plus 0.040%), 1/28/27 1,130,000 1,130
Federal Home Loan Bank, 3.660%, (US
SOFR plus 0.040%), 2/25/27 1,760,000 1,760
Federal Home Loan Bank, 3.670%, (US
SOFR plus 0.050%), 1/25/27 1,070,000 1,070
Federal Home Loan Bank, 3.675%, (US
SOFR plus 0.055%), 2/24/27 535,000 535
Federal Home Loan Bank, 3.685%, (US
SOFR plus 0.065%), 3/25/27 1,030,000 1,030
Federal Home Loan Bank, 3.710%, (US
SOFR plus 0.090%), 5/12/28 465,000 465
Federal Home Loan Bank, 3.715%, (US
SOFR plus 0.095%), 2/25/27 1,195,000 1,195
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.040%), 12/1/26 600,000 600
Federal Home Loan Bank, 3.720%, (US
SOFR plus 0.100%), 3/18/27 1,275,000 1,275
Federal Home Loan Bank, 3.725%, (US
SOFR plus 0.045%), 12/28/26 1,600,000 1,600
Federal Home Loan Bank, 3.847%, 4/9/27 2,200,000 2,200
Federal Home Loan Mortgage Corp.,
3.735%, (US SOFR plus 0.115%), 5/5/27 800,000 800
Federal Home Loan Mortgage Corp.,
3.760%, (US SOFR plus 0.140%), 9/23/26 1,300,000 1,300
Federal National Mortgage Association,
3.700%, (US SOFR plus 0.080%), 1/7/28 1,560,000 1,560
Federal National Mortgage Association,
3.705%, (US SOFR plus 0.085%), 4/6/28 1,900,000 1,900
Federal National Mortgage Association,
3.710%, (US SOFR plus 0.090%), 5/8/28 1,170,000 1,170
Federal National Mortgage Association,
3.740%, (US SOFR plus 0.120%), 7/29/26 4,310,000 4,310
Money Market Investments (101.0%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
Federal National Mortgage Association,
3.755%, (US SOFR plus 0.135%), 8/21/26 1,450,000 1,450
Federal National Mortgage Association,
3.760%, (US SOFR plus 0.140%),
10/23/26 1,510,000 1,510
Federal National Mortgage Association,
3.760%, (US SOFR plus 0.140%),
11/20/26 2,000,000 2,000
Federal National Mortgage Association,
3.760%, (US SOFR plus 0.140%),
12/11/26 1,900,000 1,900
US Treasury Bill, 0.000%, 7/2/26 415,000 415
US Treasury Bill, 0.000%, 7/9/26 3,800,000 3,797
US Treasury Bill, 0.000%, 7/21/26 2,000,000 1,996
US Treasury Bill, 0.000%, 8/6/26 1,054,000 1,050
US Treasury Bill, 0.000%, 8/11/26 10,290,000 10,248
US Treasury Bill, 0.000%, 8/13/26 6,700,000 6,672
US Treasury Bill, 0.000%, 8/20/26 11,750,000 11,692
US Treasury Bill, 0.000%, 8/27/26 400,000 398
US Treasury Bill, 0.000%, 9/3/26 16,527,000 16,421
US Treasury Bill, 0.000%, 9/10/26 3,800,000 3,774
US Treasury Bill, 0.000%, 9/15/26 2,470,000 2,451
US Treasury Bill, 0.000%, 10/1/26 90,000 89
US Treasury Bill, 0.000%, 10/6/26 4,774,200 4,728
US Treasury Bill, 0.000%, 10/8/26 1,784,300 1,767
US Treasury Bill, 0.000%, 10/20/26 2,350,000 2,323
US Treasury Bill, 0.000%, 11/12/26 1,280,000 1,263
US Treasury Bill, 0.000%, 12/17/26 4,100,000 4,029
US Treasury Bill, 0.000%, 12/24/26 5,396,800 5,304
US Treasury Bill, 0.000%, 12/31/26 4,000,000 3,922
US Treasury Bill, 0.000%, 1/21/27 6,474,700 6,350
US Treasury Bill, 0.000%, 2/18/27 400,000 391
US Treasury Bill, 0.000%, 3/18/27 4,800,000 4,679
US Treasury Floating Rate Note, 3.874%,
(US Treasury 3 Month Bill Money Market
Yield plus 0.098%), 1/31/27 10,400,000 10,400
US Treasury Floating Rate Note, 3.875%,
(US Treasury 3 Month Bill Money Market
Yield plus 0.099%), 1/31/28 1,100,000 1,100
US Treasury Floating Rate Note, 3.879%,
(US Treasury 3 Month Bill Money Market
Yield plus 0.103%), 4/30/28 2,760,000 2,761
US Treasury Floating Rate Note, 3.958%,
(US Treasury 3 Month Bill Money Market
Yield plus 0.182%), 7/31/26 4,610,000 4,610
US Treasury Floating Rate Note, 3.966%,
(US Treasury 3 Month Bill Money Market
Yield plus 0.190%), 10/31/27 8,745,000 8,749
US Treasury Floating Rate Note, 3.981%,
(US Treasury 3 Month Bill Money Market
Yield plus 0.205%), 10/31/26 7,850,000 7,850
US Treasury Note, 0.500%, 5/31/27 600,000 582
US Treasury Note, 1.875%, 2/28/27 1,200,000 1,187
US Treasury Note, 2.500%, 3/31/27 500,000 496
US Treasury Note, 2.625%, 5/31/27 630,000 624
US Treasury Note, 2.750%, 4/30/27 430,000 427
US Treasury Note, 3.250%, 6/30/27 800,000 795
US Treasury Note, 3.750%, 4/30/27 1,330,000 1,330
US Treasury Note, 3.750%, 6/30/27 2,588,200 2,584
US Treasury Note, 3.875%, 3/31/27 1,100,000 1,103
US Treasury Note, 3.875%, 5/31/27 1,020,000 1,021

Government Money Market Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Investments (101.0%) Shares/ Par
+
Value
$ (000’s)
US Government & Agencies continued
US Treasury Note, 4.000%, 1/15/27 500,000 501
US Treasury Note, 4.125%, 10/31/26 227,000 227
US Treasury Note, 4.125%, 2/28/27 5,700,000 5,721
US Treasury Note, 4.250%, 11/30/26 1,876,000 1,881
US Treasury Note, 4.250%, 12/31/26 1,495,000 1,500
US Treasury Note, 4.250%, 3/15/27 1,800,000 1,809
Total 305,289
Total Money Market Investments (Cost: $487,289) 487,289
Total Investments (101.0%) (Cost: $487,289) 487,289
Other Assets, Less Liabilities (-1.0%) (4,789)
Net Assets (100.0%) 482,500
+ All par is stated in U.S. Dollar unless otherwise noted.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Short-Term Investments $ — $ 487,289 $ —
Total Assets:
$ — $ 487,289 $ —

Schedule of Investments
June 30, 2026 (unaudited)
Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 39 .2% ) Shares/ Par
+
Value
$ (000's)
Basic Materials ( 1 .6% )
Celanese US Holdings LLC
1.400%, 8/5/26 445,000 443
Corporacion Nacional del Cobre de Chile
3.000%, 9/30/29 § 870,000 820
3.625%, 8/1/27 § 200,000 197
Ecolab, Inc.
4.600%, 6/15/29 1,080,000 1,082
Freeport-McMoRan, Inc.
4.125%, 3/1/28 153,000 152
5.250%, 9/1/29 180,000 181
Ma'aden Sukuk, Ltd. 144A 144A
5.250%, 2/13/30 144A 710,000 714
5.250%, 2/13/30 § 230,000 231
MEGlobal BV
2.625%, 4/28/28 § 420,000 400
Nutrien, Ltd.
4.900%, 3/27/28 240,000 241
The Sherwin-Williams Co.
4.550%, 3/1/28 440,000 440
SNF Group SACA 144A 144A
5.626%, 3/31/31 144A 535,000 541
Steel Dynamics, Inc.
4.000%, 12/15/28 985,000 970
Total 6,412
Communications ( 2 .0% )
Advanced Info Service PCL
4.260%, 3/4/31 § 490,000 479
Airbnb, Inc.
4.400%, 3/16/29 365,000 363
AT&T, Inc.
4.100%, 2/15/28 205,000 203
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.200%, 3/15/28 635,000 627
5.050%, 3/30/29 280,000 279
Cox Communications, Inc. 144A 144A
3.350%, 9/15/26 144A 235,000 234
3.500%, 8/15/27 144A 215,000 212
5.450%, 9/15/28 144A 390,000 394
Crown Castle Towers LLC 144A 144A
4.241%, 7/15/48 144A 255,000 253
eBay, Inc.
3.600%, 6/5/27 1,035,000 1,026
KT Corp. 144A 144A
4.125%, 2/2/28 144A 200,000 199
NTT Finance Corp. 144A 144A
4.620%, 7/16/28 144A 370,000 369
4.741%, 3/31/28 144A 480,000 480
Orange SA 144A 144A
4.250%, 1/13/31 144A 525,000 512
Rogers Communications, Inc.
3.200%, 3/15/27 815,000 807
5.000%, 2/15/29 990,000 996
Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Communications continued
Space Exploration Technologies Corp. 144A 144A
5.350%, 7/15/31 144A 615,000 613
Total 8,046
Consumer, Cyclical ( 4 .2% )
American Honda Finance Corp.
4.550%, 4/10/28 185,000 185
4.900%, 4/10/31 175,000 174
5.650%, 11/15/28 675,000 689
AutoZone, Inc.
5.125%, 6/15/30 430,000 436
BMW US Capital LLC 144A 144A
4.150%, 4/9/30 144A 150,000 147
4.400%, 3/19/29 144A 980,000 974
4.600%, 8/13/27 144A 970,000 972
CK Hutchison International 25, Ltd. 144A 144A
4.250%, 9/26/30 144A 590,000 583
Daimler Truck Finance North America LLC 144A 144A
4.150%, 1/12/29 144A 175,000 173
4.300%, 8/12/27 144A 370,000 369
5.125%, 9/25/27 144A 345,000 347
Darden Restaurants, Inc.
4.350%, 10/15/27 560,000 558
Dollar General Corp.
5.200%, 7/5/28 347,000 351
Ford Motor Credit Co. LLC
4.970%, 4/6/29 225,000 223
5.125%, 11/5/26 385,000 386
5.800%, 3/5/27 485,000 488
5.918%, 3/20/28 300,000 304
General Motors Financial Co., Inc.
5.050%, 4/4/28 405,000 407
5.350%, 7/15/27 373,000 376
5.400%, 5/8/27 393,000 396
Hyundai Capital America 144A 144A
4.250%, 1/8/29 144A 275,000 271
4.750%, 6/18/29 144A 175,000 174
4.850%, 3/25/27 144A 455,000 456
4.875%, 6/23/27 144A 400,000 402
5.000%, 1/7/28 144A 465,000 467
5.250%, 1/8/27 144A 200,000 201
5.600%, 3/30/28 144A 350,000 355
LG Energy Solution, Ltd.
5.375%, 7/2/27 § 775,000 780
Marriott International, Inc.
5.450%, 9/15/26 195,000 195
O'Reilly Automotive, Inc.
4.350%, 6/1/28 390,000 389
5.750%, 11/20/26 1,133,000 1,138
Southwest Airlines Co.
4.375%, 11/15/28 655,000 650
Volkswagen Group of America Finance LLC 144A 144A
4.450%, 9/11/27 144A 200,000 199
4.750%, 11/13/28 144A 300,000 299
4.850%, 8/15/27 144A 680,000 681
5.050%, 3/27/28 144A 520,000 522

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
5.700%, 9/12/26 144A 555,000 556
6.000%, 11/16/26 144A 380,000 382
Total 16,655
Consumer, Non-cyclical ( 8 .8% )
Agilent Technologies, Inc. 144A 144A
4.900%, 1/15/32 144A 1,020,000 1,021
Augusta SpinCo Corp.
4.398%, 3/23/29 875,000 869
Bacardi, Ltd. 144A 144A
4.700%, 5/15/28 144A 1,124,000 1,121
BAT International Finance PLC
4.448%, 3/16/28 1,010,000 1,007
Baxter International, Inc.
2.272%, 12/1/28 765,000 720
Bayer US Finance II LLC 144A 144A
4.375%, 12/15/28 144A 1,224,000 1,211
Becton Dickinson and Co.
4.693%, 2/13/28 805,000 806
Bunge, Ltd. Finance Corp.
4.900%, 4/21/27 600,000 602
Cencora, Inc.
3.450%, 12/15/27 124,000 122
3.950%, 2/13/29 330,000 324
4.625%, 12/15/27 330,000 330
Centene Corp.
4.625%, 12/15/29 615,000 597
Coca-Cola European Partners PLC 144A 144A
1.500%, 1/15/27 144A 200,000 197
Conagra Brands, Inc.
1.375%, 11/1/27 170,000 163
4.850%, 11/1/28 227,000 227
7.000%, 10/1/28 230,000 240
CSL Finance PLC 144A 144A
3.850%, 4/27/27 144A 200,000 199
CVS Health Corp.
1.300%, 8/21/27 1,070,000 1,032
3.000%, 8/15/26 220,000 220
4.300%, 3/25/28 345,000 343
Diageo Capital PLC
3.875%, 5/18/28 1,080,000 1,069
5.300%, 10/24/27 1,080,000 1,092
Element Fleet Management Corp. 144A 144A
4.800%, 5/29/29 144A 140,000 140
5.037%, 3/25/30 144A 375,000 377
5.643%, 3/13/27 144A 355,000 357
EMD Finance LLC 144A 144A
4.125%, 8/15/28 144A 1,035,000 1,024
ERAC USA Finance LLC 144A 144A
4.600%, 5/1/28 144A 735,000 736
5.000%, 2/15/29 144A 280,000 283
Global Payments, Inc.
3.200%, 8/15/29 805,000 759
4.500%, 11/15/28 135,000 133
4.550%, 3/15/28 670,000 667
HCA, Inc.
3.125%, 3/15/27 580,000 575
4.300%, 11/15/30 210,000 205
5.625%, 9/1/28 870,000 884
Health Care Service Corp. 144A 144A
5.200%, 6/15/29 144A 290,000 293
Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Heineken NV 144A 144A
3.500%, 1/29/28 144A 1,972,000 1,943
Humana, Inc.
3.700%, 3/23/29 211,000 206
5.750%, 3/1/28 140,000 142
5.750%, 12/1/28 495,000 506
Icon Investments Six DAC
5.809%, 5/8/27 935,000 942
Imperial Brands Finance PLC 144A 144A
4.500%, 6/30/28 144A 420,000 419
6.125%, 7/27/27 144A 555,000 564
IQVIA, Inc.
5.700%, 5/15/28 725,000 737
6.250%, 2/1/29 455,000 470
Japan Tobacco, Inc. 144A 144A
4.850%, 5/15/28 144A 870,000 874
Keurig Dr. Pepper, Inc.
3.950%, 4/15/29 110,000 108
4.350%, 5/15/28 475,000 473
5.050%, 3/15/29 665,000 670
Maple Parent Holdings Corp. 144A 144A
4.750%, 3/26/29 144A 595,000 595
Mars, Inc. 144A 144A
4.600%, 3/1/28 144A 560,000 561
Medline Borrower LP 144A 144A
3.875%, 4/1/29 144A 2,120,000 2,059
Medline Borrower LP / Medline Co-Issuer, Inc. 144A 144A
6.250%, 4/1/29 144A 65,000 66
Mobility Global, Inc. 144A 144A
5.050%, 6/15/29 144A 225,000 225
Molson Coors Beverage Co.
4.900%, 7/8/31 290,000 290
Philip Morris International, Inc.
5.125%, 11/17/27 163,000 165
Rentokil Terminix Funding PLC 144A 144A
4.625%, 4/23/31 144A 425,000 417
Revvity, Inc.
1.900%, 9/15/28 499,000 470
S&P Global, Inc.
2.450%, 3/1/27 955,000 944
Solventum Corp.
5.450%, 2/25/27 302,000 304
Stryker Corp.
4.700%, 2/10/28 476,000 477
Viatris, Inc.
2.300%, 6/22/27 764,000 746
Total 35,318
Energy ( 2 .2% )
Canadian Natural Resources, Ltd.
3.850%, 6/1/27 440,000 438
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27 547,000 548
Cheniere Energy Partners LP
4.000%, 3/1/31 440,000 423
Columbia Pipelines Holding Co. LLC 144A 144A
6.055%, 8/15/26 144A 90,000 90
Enbridge, Inc.
4.600%, 6/20/28 180,000 180
5.900%, 11/15/26 230,000 231
6.000%, 11/15/28 190,000 196

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Energy Transfer LP
4.550%, 1/15/31 330,000 326
5.250%, 7/1/29 320,000 325
6.050%, 12/1/26 875,000 881
ONEOK, Inc.
4.250%, 9/24/27 785,000 782
5.550%, 11/1/26 410,000 411
5.625%, 1/15/28 144A 213,000 215
Sabine Pass Liquefaction LLC
4.200%, 3/15/28 164,000 163
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27 560,000 561
Targa Resources Corp.
5.200%, 7/1/27 184,000 185
Tengizchevroil Finance Co. International, Ltd.
4.000%, 8/15/26 § 400,000 399
Var Energi ASA 144A 144A
5.000%, 5/18/27 144A 635,000 637
7.500%, 1/15/28 144A 1,120,000 1,162
The Williams Cos., Inc.
4.800%, 11/15/29 330,000 331
Woodside Finance, Ltd. 144A 144A
3.700%, 9/15/26 144A 229,000 229
Total 8,713
Financial ( 11 .9% )
Abu Dhabi Development Holding Co. PJSC
4.500%, 5/6/30 § 765,000 757
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.450%, 4/15/27 842,000 853
American Express Co.
4.731%, (US SOFR plus 1.260%), 4/25/29 α 625,000 627
5.043%, (US SOFR plus 0.930%), 7/26/28 α 350,000 352
5.098%, (US SOFR plus 1.000%), 2/16/28 α 215,000 216
American Tower Corp.
3.550%, 7/15/27 379,000 376
Aspen Insurance Holdings, Ltd.
5.750%, 7/1/30 255,000 261
Athene Global Funding 144A 144A
4.860%, 8/27/26 144A 440,000 440
Avolon Holdings Funding, Ltd. 144A 144A
6.375%, 5/4/28 144A 185,000 190
Banco Santander Chile 144A 144A
4.550%, 11/20/30 144A 610,000 601
Banco Santander SA α
5.552%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.250%), 3/14/28 α 400,000 403
Bank Leumi Le-Israel B.M. 144A 144A
5.343%, 6/29/29 144A § 400,000 401
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α 415,000 414
4.456%, (US SOFR plus 0.870%), 2/6/32 α 540,000 530
4.623%, (US SOFR plus 1.110%), 5/9/29 α 760,000 760
Barclays PLC
4.219%, (US SOFR plus 0.930%), 5/24/30 α 375,000 369
4.476%, (US SOFR plus 1.080%), 11/11/29
α 335,000 333
4.836%, 5/9/28 300,000 300
4.911%, (US SOFR plus 0.906%), 6/26/30 α 265,000 265
Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
5.086%, (US SOFR plus 0.960%), 2/25/29 α 555,000 558
BNP Paribas SA 144A ,α 144A
4.792%, (US SOFR plus 1.450%), 5/9/29
144A α 520,000 520
Brown & Brown, Inc.
4.700%, 6/23/28 305,000 305
CaixaBank SA 144A 144A
4.818%, (US SOFR plus 1.210%), 4/22/32
144A α 320,000 317
6.684%, (US SOFR plus 2.080%), 9/13/27
144A α 615,000 618
Canadian Imperial Bank of Commerce α
4.283%, (US SOFR Index plus
0.790%), 1/29/30 α 580,000 574
Capital One Financial Corp. α
7.149%, (US SOFR plus 2.440%), 10/29/27
α 240,000 242
CBRE Services, Inc.
4.800%, 6/15/30 210,000 210
The Charles Schwab Corp. α
4.744%, (US SOFR plus 0.780%), 5/21/30 α 460,000 461
Citigroup, Inc.
4.503%, (US SOFR plus 1.171%), 9/11/31 α 480,000 474
5.174%, (US SOFR plus 1.364%), 2/13/30 α 375,000 379
CNO Global Funding 144A 144A
1.750%, 10/7/26 144A 830,000 824
4.875%, 12/10/27 144A 218,000 218
Corebridge Global Funding 144A 144A
4.250%, 8/21/28 144A 400,000 396
4.650%, 8/20/27 144A 205,000 205
5.200%, 1/12/29 144A 185,000 187
Credit Agricole SA 144A ,α 144A
5.230%, (US SOFR plus 1.130%), 1/9/29
144A α 330,000 333
Crown Castle, Inc.
1.050%, 7/15/26 615,000 614
2.900%, 3/15/27 580,000 574
3.650%, 9/1/27 225,000 223
4.300%, 2/15/29 80,000 79
4.800%, 9/1/28 395,000 396
5.000%, 1/11/28 285,000 286
5.600%, 6/1/29 295,000 302
CubeSmart LP
2.250%, 12/15/28 95,000 90
Danske Bank A/S 144A 144A
4.613%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.100%), 10/2/30 144A α 385,000 383
4.662%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.750%), 3/27/29 144A α 580,000 580
5.427%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 3/1/28 144A α 390,000 392
DNB Bank ASA 144A ,α 144A
4.832%, (US SOFR plus 1.130%), 3/30/32
144A α 600,000 598
Emirates NBD Bank PJSC
4.195%, 1/13/29 § 1,010,000 994
Equitable America Global Funding 144A 144A
4.650%, 6/9/28 144A 465,000 464

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Extra Space Storage LP
3.875%, 12/15/27 595,000 590
Fifth Third Bancorp α
4.566%, (US SOFR plus 0.950%), 4/29/32 α 590,000 579
GABX Leasing LLC 144A 144A
4.625%, 4/15/31 144A 280,000 276
GACI First Investment Co.
5.250%, 1/29/30 § 580,000 585
The Goldman Sachs Group, Inc.
4.148%, (US SOFR plus 0.710%), 1/21/29 α 665,000 659
4.482%, (US SOFR plus 1.725%), 8/23/28 α 390,000 390
4.937%, (US SOFR plus 1.319%), 4/23/28 α 1,060,000 1,063
5.218%, (US SOFR plus 1.580%), 4/23/31 α 505,000 510
Healthcare Realty Holdings, L.P.
3.625%, 1/15/28 131,000 129
3.750%, 7/1/27 650,000 646
HSBC Holdings PLC
4.398%, (US SOFR plus 0.990%), 3/10/30 α 395,000 391
4.899%, (US SOFR plus 1.030%), 3/3/29 α 500,000 502
5.130%, (US SOFR plus 1.040%), 11/19/28
α 565,000 569
5.597%, (US SOFR plus 1.060%), 5/17/28 α 320,000 323
Huntington Bancshares, Inc. α
4.623%, (US SOFR plus 0.990%), 1/28/32 α 515,000 506
ING Groep NV
4.803%, (US SOFR Index plus
1.260%), 3/23/32 α 605,000 601
4.858%, (US SOFR plus 1.010%), 3/25/29 α 575,000 577
Jackson National Life Global Funding 144A 144A
4.850%, 6/23/28 144A 550,000 548
5.550%, 7/2/27 144A 355,000 358
JPMorgan Chase & Co.
4.347%, (US SOFR plus 0.840%), 1/22/32 α 405,000 397
4.979%, (US SOFR plus 0.930%), 7/22/28 α 395,000 397
5.040%, (US SOFR plus 1.190%), 1/23/28 α 375,000 376
Lloyds Banking Group PLC α
5.462%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.375%), 1/5/28 α 460,000 462
LPL Holdings, Inc. 144A 144A
4.625%, 11/15/27 144A 115,000 114
4.900%, 4/3/28 300,000 300
5.700%, 5/20/27 679,000 684
6.750%, 11/17/28 190,000 198
LSEG US Fin Corp. 144A 144A
4.250%, 3/23/29 144A 550,000 544
Marsh & McLennan Cos., Inc.
4.550%, 11/8/27 720,000 721
Morgan Stanley
4.238%, (US SOFR plus 0.800%), 1/9/30 α 420,000 414
4.708%, (US SOFR plus 1.195%), 3/12/32 α 640,000 632
4.994%, (US SOFR plus 1.380%), 4/12/29 α 570,000 573
Morgan Stanley Bank NA α
4.788%, (US SOFR Index plus
0.974%), 5/10/30 α 250,000 250
NatWest Markets PLC 144A 144A
4.654%, 3/27/29 144A 1,080,000 1,078
RGA Global Funding 144A 144A
4.350%, 8/25/28 144A 590,000 585
Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Royal Bank of Canada α
4.400%, (US SOFR plus 0.840%), 4/17/30 α 530,000 526
Sammons Financial Group Global Funding 144A 144A
5.050%, 1/10/28 144A 275,000 276
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28 α 410,000 405
5.040%, (US SOFR plus 1.104%), 6/5/30 α 285,000 285
Santander UK Group Holdings PLC α
4.320%, (US SOFR Index plus
1.070%), 9/22/29 α 285,000 282
SBA Tower Trust 144A 144A
1.631%, 5/15/51 144A 575,000 569
2.328%, 7/15/52 144A 225,000 217
4.831%, 10/15/29 144A 1,125,000 1,125
6.599%, 11/15/52 144A 619,000 625
Societe Generale SA 144A ,α 144A
5.519%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.500%), 1/19/28 144A α 365,000 367
Standard Chartered PLC 144A ,α 144A
5.688%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.050%), 5/14/28 144A α 390,000 394
State Bank of India
1.800%, 7/13/26 § 1,050,000 1,049
US Bancorp α
4.548%, (US SOFR plus 1.660%), 7/22/28 α 520,000 520
Ventas Realty LP
4.400%, 1/15/29 110,000 109
Wells Fargo & Co.
4.900%, (US SOFR plus 0.780%), 1/24/28 α 730,000 732
4.970%, (US SOFR plus 1.370%), 4/23/29 α 1,545,000 1,552
Total 47,804
Industrial ( 2 .1% )
Amrize Finance US LLC
4.700%, 4/7/28 550,000 551
4.950%, 4/7/30 205,000 206
AptarGroup, Inc.
4.750%, 3/30/31 195,000 193
The Boeing Co.
3.200%, 3/1/29 420,000 405
6.259%, 5/1/27 807,000 818
Canadian Pacific Railway Co.
1.750%, 12/2/26 315,000 312
CNH Industrial Capital LLC
4.375%, 3/7/31 885,000 866
GATX Corp.
3.250%, 9/15/26 360,000 359
3.850%, 3/30/27 438,000 436
5.400%, 3/15/27 390,000 392
Huntington Ingalls Industries, Inc.
5.353%, 1/15/30 155,000 158
Kazakhstan Temir Zholy National Co. JSC 144A 144A
4.875%, 4/29/31 144A 270,000 264
Owens Corning
3.400%, 8/15/26 257,000 257
5.500%, 6/15/27 340,000 343
Penske Truck Leasing Co. LP / PTL Finance
Corp. 144A 144A
3.400%, 11/15/26 144A 120,000 120

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
4.400%, 7/1/27 144A 71,000 71
5.350%, 1/12/27 144A 275,000 276
5.550%, 5/1/28 144A 16,000 16
5.700%, 2/1/28 144A 32,000 32
6.050%, 8/1/28 144A 460,000 471
Regal Rexnord Corp.
6.050%, 4/15/28 565,000 577
6.300%, 2/15/30 76,000 79
Rolls-Royce PLC 144A 144A
5.750%, 10/15/27 144A 515,000 521
RTX Corp.
6.700%, 8/1/28 355,000 370
7.000%, 11/1/28 332,000 347
Total 8,440
Technology ( 3 .5% )
Atlassian Corp.
5.250%, 5/15/29 215,000 216
Booz Allen Hamilton, Inc. 144A 144A
3.875%, 9/1/28 144A 1,120,000 1,093
4.000%, 7/1/29 144A 490,000 478
Fidelity National Information Services, Inc.
4.450%, 3/10/28 410,000 409
4.550%, 3/10/29 940,000 933
4.800%, 3/10/31 205,000 203
Fiserv, Inc.
3.500%, 7/1/29 445,000 427
4.200%, 10/1/28 369,000 364
4.550%, 2/15/31 300,000 293
5.375%, 8/21/28 330,000 333
Foundry JV Holdco LLC 144A 144A
5.500%, 1/25/31 144A 200,000 204
5.900%, 1/25/30 144A 200,000 206
Gartner, Inc. 144A 144A
4.500%, 7/1/28 144A 1,290,000 1,267
Hewlett Packard Enterprise Co.
4.500%, 3/23/28 645,000 644
International Business Machines Corp.
4.650%, 2/10/28 981,000 983
Leidos Holdings, Inc.
4.100%, 3/15/29 365,000 359
Marvell Technology, Inc.
4.875%, 6/22/28 780,000 783
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27 105,000 104
4.300%, 8/19/28 190,000 189
4.300%, 6/18/29 470,000 465
4.400%, 6/1/27 80,000 80
Oracle Corp.
4.450%, 9/26/30 635,000 613
Salesforce, Inc.
4.500%, 3/15/28 620,000 619
4.650%, 3/15/29 1,385,000 1,384
Synopsys, Inc.
4.650%, 4/1/28 1,030,000 1,031
Workday, Inc.
3.500%, 4/1/27 265,000 263
Total 13,943
Corporate Bonds (39.2%) Shares/ Par
+
Value
$ (000’s)
Utilities ( 2 .9% )
The AES Corp.
5.200%, 7/15/29 100,000 101
Ameren Corp.
1.950%, 3/15/27 323,000 317
American Electric Power Co., Inc.
5.200%, 1/15/29 410,000 416
Appalachian Power Co.
3.300%, 6/1/27 899,000 889
CHPE LLC 144A 144A
4.875%, 6/30/31 144A 460,000 459
Constellation Energy Generation LLC
5.600%, 3/1/28 163,000 166
DTE Energy Co.
4.875%, 6/1/28 430,000 432
4.950%, 7/1/27 295,000 297
5.200%, 4/1/30 410,000 416
Enel Finance International NV 144A 144A
1.625%, 7/12/26 144A 645,000 644
4.125%, 9/30/28 144A 200,000 198
Exelon Corp.
5.150%, 3/15/29 200,000 203
FirstEnergy Corp.
3.900%, 7/15/27 678,000 674
National Fuel Gas Co.
4.750%, 5/15/29 385,000 384
National Rural Utilities Cooperative Finance
Corp.
4.050%, 2/9/29 505,000 498
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27 685,000 676
4.685%, 9/1/27 135,000 135
Niagara Mohawk Power Corp. 144A 144A
4.647%, 10/3/30 144A 345,000 343
NiSource, Inc.
5.250%, 3/30/28 130,000 131
Pacific Gas & Electric Co.
3.300%, 3/15/27 140,000 139
3.300%, 12/1/27 175,000 172
5.000%, 6/4/28 265,000 266
5.450%, 6/15/27 70,000 71
PacifiCorp
4.650%, 4/15/29 270,000 269
Public Service Enterprise Group, Inc.
4.900%, 3/15/30 690,000 696
Sempra
5.400%, 8/1/26 270,000 270
Southern California Edison Co.
5.150%, 6/1/29 510,000 515
Southern California Gas Co.
2.950%, 4/15/27 410,000 406
The Southern Co.
5.113%, 8/1/27 350,000 352
Southern Co. Gas Capital Corp.
4.050%, 9/15/28 360,000 356
Vistra Operations Co. LLC 144A 144A
4.550%, 10/30/28 144A 445,000 442
5.050%, 12/30/26 144A 363,000 363
Total 11,696
Total Corporate Bonds (Cost: $157,106) 157,027

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments ( 23 .1% ) Shares/ Par
+
Value
$ (000's)
Governments ( 23 .1% )
Eagle Funding Luxco SARL 144A 144A
5.500%, 8/17/30 144A 680,000 683
Korea Housing Finance Corp. 144A 144A
4.625%, 2/24/28 144A 960,000 964
Korea Hydro & Nuclear Power Co., Ltd. 144A 144A
5.000%, 7/18/28 144A 250,000 252
Saudi Government International Bond 144A 144A
5.125%, 1/13/28 144A 560,000 564
US Treasury Note
3.750%, 4/30/28 32,865,000 32,628
3.875%, 3/31/28  β 590,000 587
3.875%, 7/15/28 5,665,000 5,632
4.000%, 5/31/28 25,535,000 25,460
4.125%, 6/30/28 26,050,000 26,037
Total 92,807
Total Governments (Cost: $93,049) 92,807
144A 144A 144A
Structured Products ( 34 .6% )
Asset Backed Securities ( 18 .0% )
Affirm Asset Securitization Trust, Series 2025-
X2, Class A 144A 144A
4.450%, 10/15/30 144A  195,064 195
Affirm Asset Securitization Trust, Series 2026-
X1, Class B 144A 144A
4.590%, 4/15/31 144A  100,000 100
Affirm Asset Securitization Trust, Series 2026-
X1, Class C 144A 144A
4.820%, 4/15/31 144A  120,000 120
Affirm Master Trust, Series 2025-2A, Class A 144A 144A
4.670%, 7/15/33 144A  335,000 336
Affirm Master Trust, Series 2025-2A, Class B 144A 144A
5.060%, 7/15/33 144A  355,000 355
Affirm Master Trust, Series 2025-3A, Class A 144A 144A
4.450%, 10/16/34 144A  145,000 144
Affirm Master Trust, Series 2026-1A, Class B 144A 144A
4.570%, 2/15/34 144A  120,000 119
Affirm Master Trust, Series 2026-1A, Class C 144A 144A
4.720%, 2/15/34 144A  475,000 471
Alinea CLO, Ltd., Series 2018-1A, Class BR 144A 144A
4.825%, (US SOFR 3 Month plus 1.150%),
7/20/31 144A  58,974 59
Ally Auto Receivables Trust, Series 2023-A,
Class C 144A 144A
6.080%, 1/17/34 144A  90,645 91
Ally Bank Auto Credit-Linked Notes, Series
2024-A, Class C 144A 144A
6.022%, 5/17/32 144A  89,048 90
Ally Bank Auto Credit-Linked Notes, Series
2024-B, Class A2 144A 144A
4.970%, 9/15/32 144A  110,519 111
Ally Bank Auto Credit-Linked Notes, Series
2024-B, Class C 144A 144A
5.215%, 9/15/32 144A  110,519 111
Ally Bank Auto Credit-Linked Notes, Series
2025-A, Class B 144A 144A
4.648%, 6/15/33 144A  162,439 162
Ally Bank Auto Credit-Linked Notes, Series
2025-B, Class B 144A 144A
4.501%, 9/15/33 144A  183,362 183
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Ally Bank Auto Credit-Linked Notes, Series
2025-B, Class C 144A 144A
4.697%, 9/15/33 144A  205,365 205
Ally Bank Auto Credit-Linked Notes, Series
2026-A, Class C 144A 144A
4.856%, 3/15/34 144A  231,802 232
Ally Bank Auto Credit-Linked Notes, Series
2026-A, Class D 144A 144A
5.248%, 3/15/34 144A  231,802 231
AmeriCredit Automobile Receivables Trust,
Series 2023-1, Class C
5.800%, 12/18/28  380,000 384
Anchorage Capital CLO, Ltd., Series 2015-7A,
Class AR4 144A 144A
4.990%, (US SOFR 3 Month plus 1.320%),
4/28/37 144A  1,010,000 1,011
Anthelion CLO, Ltd., Series 2025-1A, Class A1 144A 144A
5.175%, (US SOFR 3 Month plus 1.500%),
7/20/36 144A  390,000 390
Arby's Funding LLC, Series 2020-1A, Class A2 144A 144A
3.237%, 7/30/50 144A  989,625 968
ARI Fleet Lease Trust, Series 2024-B,
Class A2 144A 144A
5.540%, 4/15/33 144A  114,025 114
ARI Fleet Lease Trust, Series 2026-A,
Class A3 144A 144A
4.090%, 11/15/34 144A  100,000 99
Auxilior Term Funding LLC, Series 2023-1A,
Class D 144A 144A
7.270%, 12/16/30 144A  370,000 378
Auxilior Term Funding LLC, Series 2024-1A,
Class A3 144A 144A
5.490%, 7/15/31 144A  192,140 194
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A, Class C 144A 144A
6.180%, 10/20/27 144A  80,000 80
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-3A, Class B 144A 144A
4.460%, 2/20/30 144A  100,000 98
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-3A, Class D 144A 144A
7.320%, 2/20/28 144A  105,000 106
Battalion CLO XII, Ltd., Series 2018-12A,
Class CRR 144A 144A
5.199%, (US SOFR 3 Month plus 1.550%),
5/17/31 144A  250,000 250
Battalion CLO XV, Ltd., Series 2020-15A,
Class A1RR 144A 144A
4.660%, (US SOFR 3 Month plus 0.980%),
1/17/33 144A  849,498 850
Battalion CLO XXI, Ltd., Series 2016-10A,
Class A2R3 144A 144A
5.417%, (US SOFR 3 Month plus 1.750%),
1/24/35 144A  250,000 250
Battalion CLO XXI, Ltd., Series 2021-21A,
Class BR 144A 144A
5.373%, (US SOFR 3 Month plus 1.700%),
7/15/34 144A  250,000 250

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Bayview Opportunity Master Fund VII, Series
2024-CAR1, Class A 144A 144A
4.728%, (US 30 Day Average SOFR plus
1.100%), 12/26/31 144A  71,211 71
Bayview Opportunity Master Fund VII, Series
2025-EDU1, Class A 144A 144A
4.928%, (US 30 Day Average SOFR plus
1.300%), 7/27/48 144A  188,582 189
Bayview Opportunity Master Fund VII, Series
2025-EDU1, Class B 144A 144A
5.328%, (US 30 Day Average SOFR plus
1.700%), 7/27/48 144A  354,535 355
Bethpage Park CLO, Ltd. 144A 144A
5.136%, (US SOFR 3 Month plus 1.500%),
10/15/36 144A  1,195,000 1,196
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class A2 144A 144A
5.050%, 3/15/29 144A  97,542 98
Blue Owl Asset Leasing Trust LLC, Series
2024-1A, Class B 144A 144A
5.410%, 3/15/30 144A  110,000 111
BlueMountain CLO, Ltd., Series 2018-3A,
Class A1R 144A 144A
4.857%, (US SOFR 3 Month plus 1.190%),
10/25/30 144A  76,402 76
Bridgecrest Lending Auto Securitization Trust,
Series 2026-1, Class C
4.440%, 11/17/31  465,000 459
Bridgecrest Lending Auto Securitization Trust,
Series 2026-2, Class C
4.880%, 2/17/32  375,000 373
Canyon Capital CLO, Ltd., Series 2019-2A,
Class AR2 144A 144A
4.683%, (US SOFR 3 Month plus 1.010%),
10/15/34 144A  550,000 550
CarMax Auto Owner Trust, Series 2023-2,
Class C
5.570%, 11/15/28  585,000 589
CarMax Auto Owner Trust, Series 2023-2,
Class D
6.550%, 10/15/29  390,000 395
CarMax Auto Owner Trust, Series 2023-3,
Class C
5.610%, 2/15/29  655,000 661
CarMax Auto Owner Trust, Series 2023-3,
Class D
6.440%, 12/16/30  210,000 213
CarMax Auto Owner Trust, Series 2024-1,
Class C
5.470%, 8/15/29  290,000 293
CarMax Auto Owner Trust, Series 2024-2,
Class D
6.420%, 10/15/30  100,000 102
CarMax Auto Owner Trust, Series 2024-3,
Class D
5.670%, 1/15/31  125,000 126
CarMax Select Receivables Trust, Series
2024-A, Class B
5.350%, 1/15/30  135,000 136
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
CarMax Select Receivables Trust, Series
2024-A, Class C
5.620%, 1/15/30  570,000 577
Carvana Auto Receivables Trust, Series 2024-
N2, Class B 144A 144A
5.670%, 9/10/30 144A  405,000 407
Carvana Auto Receivables Trust, Series 2024-
N2, Class C 144A 144A
5.820%, 9/10/30 144A  905,000 916
Carvana Auto Receivables Trust, Series 2026-
P1, Class B
4.760%, 7/12/32  165,000 163
Carvana Auto Receivables Trust, Series 2026-
P1, Class C
5.280%, 8/10/32  805,000 793
Carvana Auto Receivables Trust, Series 2026-
P2, Class C
5.800%, 10/12/32  320,000 323
Carvana Auto Receivables Trust, Series 2026-
P2, Class D
6.180%, 6/12/34  570,000 573
Chase Auto Credit Linked Notes, Series 2025-
1, Class B 144A 144A
4.753%, 2/25/33 144A  236,992 237
Citigroup Mortgage Loan Trust, Series 2026-
HE1, Class A1 144A 144A
4.978%, (US 30 Day Average SOFR plus
1.350%), 10/25/56 144A  277,515 278
Citigroup Mortgage Loan Trust, Series 2026-
HE1, Class M2 144A 144A
5.578%, (US 30 Day Average SOFR plus
1.950%), 10/25/56 144A  100,000 100
Clarus Capital Funding LLC, Series 2024-1A,
Class A2 144A 144A
4.710%, 8/20/32 144A  28,726 29
Clarus Capital Funding LLC, Series 2024-1A,
Class B 144A 144A
4.790%, 8/20/32 144A  155,000 155
Clarus Capital Funding LLC, Series 2026-1A,
Class A2 144A 144A
4.520%, 11/20/34 144A  185,000 185
Clarus Capital Funding LLC, Series 2026-1A,
Class B 144A 144A
5.010%, 11/20/34 144A  320,000 318
Clover CLO, Series 2020-1AR, Class A1R3 144A 144A
4.975%, (US SOFR 3 Month plus 1.230%),
7/15/37 144A  360,000 360
CNH Equipment Trust, Series 2024-B,
Class A3
5.190%, 9/17/29  169,564 171
CyrusOne Data Centers Issuer I LLC, Series
2024-2A, Class A2 144A 144A
4.500%, 5/20/49 144A  755,000 731
Dell Equipment Finance Trust, Series 2024-1,
Class D 144A 144A
6.120%, 9/23/30 144A  100,000 101
Dell Equipment Finance Trust, Series 2024-2,
Class B 144A 144A
4.820%, 8/22/30 144A  100,000 100

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Dell Equipment Finance Trust, Series 2024-2,
Class D 144A 144A
5.290%, 2/24/31 144A  410,000 411
Dell Equipment Finance Trust, Series 2025-1,
Class C 144A 144A
5.250%, 2/24/31 144A  100,000 101
Dell Equipment Finance Trust, Series 2026-
1A, Class C 144A 144A
4.800%, 12/22/31 144A  100,000 100
Dell Equipment Finance Trust, Series 2026-
1A, Class D 144A 144A
5.190%, 11/22/32 144A  100,000 100
Dext ABS, Series 2025-2, Class C 144A 144A
4.890%, 4/15/36 144A  100,000 99
DLLAA LLC, Series 2023-1A, Class A3 144A 144A
5.640%, 2/22/28 144A  178,960 180
DLLMT LLC, Series 2026-1A, Class A3 144A 144A
4.200%, 12/20/29 144A  90,000 89
DLLMT LLC, Series 2026-1A, Class A4 144A 144A
4.360%, 9/20/33 144A  25,000 25
DLLST LLC, Series 2024-1A, Class A3 144A 144A
5.050%, 8/20/27 144A  40,544 41
DLLST LLC, Series 2024-1A, Class A4 144A 144A
4.930%, 4/22/30 144A  40,000 40
Drive Auto Receivables Trust, Series 2024-2,
Class C
4.670%, 5/17/32  80,000 80
Drive Auto Receivables Trust, Series 2025-2,
Class C
4.390%, 9/15/32  195,000 193
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class A 144A 144A
6.160%, 2/25/38 144A  80,427 82
Elara HGV Timeshare Issuer LLC, Series
2023-A, Class C 144A 144A
7.300%, 2/25/38 144A  110,431 113
Enterprise Fleet Financing LLC, Series 2023-
2, Class A2 144A 144A
5.560%, 4/22/30 144A  46,355 46
Enterprise Fleet Financing LLC, Series 2024-
3, Class A3 144A 144A
4.980%, 8/21/28 144A  150,000 151
Enterprise Fleet Financing LLC, Series 2024-
3, Class A4 144A 144A
5.060%, 3/20/31 144A  100,000 101
Enterprise Fleet Financing LLC, Series 2026-
2, Class A3 144A 144A
4.510%, 6/20/30 144A  50,000 50
Enterprise Fleet Financing LLC, Series 2026-
2, Class A4 144A 144A
4.590%, 1/20/33 144A  50,000 50
Exeter Automobile Receivables Trust, Series
2022-4A, Class D
5.980%, 12/15/28  369,549 371
Exeter Automobile Receivables Trust, Series
2023-1A, Class D
6.690%, 6/15/29  49,021 49
Exeter Automobile Receivables Trust, Series
2025-4A, Class B
4.400%, 5/15/30  135,000 135
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Exeter Automobile Receivables Trust, Series
2025-4A, Class C
4.570%, 6/16/31  480,000 477
Exeter Automobile Receivables Trust, Series
2025-5A, Class B
4.280%, 7/15/30  465,000 463
Exeter Automobile Receivables Trust, Series
2026-1A, Class B
4.220%, 10/15/30  155,000 153
Exeter Automobile Receivables Trust, Series
2026-1A, Class C
4.400%, 5/17/32  440,000 434
Exeter Automobile Receivables Trust, Series
2026-3A, Class C
4.920%, 10/15/32  100,000 100
Exeter Automobile Receivables Trust, Series
2026-3A, Class D
5.440%, 10/15/32  135,000 135
Exeter Select Automobile Receivables Trust,
Series 2025-1, Class B
4.870%, 8/15/31  255,000 256
Exeter Select Automobile Receivables Trust,
Series 2025-2, Class B
4.630%, 11/17/31  140,000 140
Exeter Select Automobile Receivables Trust,
Series 2025-2, Class C
4.910%, 12/15/31  285,000 285
FIGRE Trust, Series 2026-FL2, Class A2 144A 144A
5.819%, (AFC), 6/25/56 144A ∑ 150,000 150
FIGRE Trust, Series 2026-FL2, Class A3 144A 144A
5.919%, (AFC), 6/25/56 144A ∑ 150,000 150
FIGRE Trust, Series 2026-HE6, Class B 144A 144A
5.741%, (AFC), 6/25/56 144A  255,000 255
Ford Credit Auto Owner Trust, Series 2023-A,
Class B
5.070%, 1/15/29  905,000 909
Ford Credit Floorplan Master Owner Trust,
Series 2024-1, Class B 144A 144A
5.480%, 4/15/29 144A  280,000 282
Fortress Credit BSL VII, Ltd., Series 2019-1A,
Class A1R 144A 144A
4.756%, (US SOFR 3 Month plus 1.090%),
7/23/32 144A  17,379 17
Fortress Credit BSL VII, Ltd., Series 2019-1A,
Class A2R 144A 144A
5.066%, (US SOFR 3 Month plus 1.400%),
7/23/32 144A  460,000 460
Fortress Credit BSL VII, Ltd., Series 2019-1A,
Class BR 144A 144A
5.316%, (US SOFR 3 Month plus 1.650%),
7/23/32 144A  585,000 585
Fortress Credit BSL VIII, Ltd., Series 2020-1A,
Class BR 144A 144A
5.375%, (US SOFR 3 Month plus 1.700%),
10/20/33 144A  590,000 591
Fortress Credit BSL XV, Ltd., Series 2022-2A,
Class AR 144A 144A
5.075%, (US SOFR 3 Month plus 1.400%),
10/18/33 144A  303,348 303

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Fortress Credit BSL XVIII, Ltd., Series 2023-
1A, Class A1R 144A 144A
5.236%, (US SOFR 3 Month plus 1.570%),
4/23/36 144A  250,000 250
GM Financial Consumer Automobile
Receivables Trust, Series 2023-1, Class B
5.030%, 9/18/28  155,000 155
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class A1 144A 144A
4.730%, 11/15/29 144A  215,000 216
GMF Floorplan Owner Revolving Trust, Series
2024-4A, Class B 144A 144A
4.980%, 11/15/29 144A  525,000 527
GoTo Foods Funding LLC 144A 144A
6.854%, 4/30/56 144A  680,000 681
GreatAmerica Leasing Receivables Funding
LLC, Series 2025-2, Class A3 144A 144A
4.140%, 12/17/29 144A  250,000 248
GS Mortgage-Backed Securities Corp. Trust,
Series 2026-AH2, Class A1A 144A 144A
5.056%, (US 30 Day Average SOFR plus
1.400%), (AFC), 11/25/56 144A  670,000 670
Hardee's Funding LLC, Series 2018-1A,
Class A23 144A 144A
5.710%, 6/20/48 144A  262,913 260
Hardee's Funding LLC, Series 2020-1A,
Class A2 144A 144A
3.981%, 12/20/50 144A  1,063,125 1,031
Hardee's Funding LLC, Series 2021-1A,
Class A2 144A 144A
2.865%, 6/20/51 144A  137,750 129
Highbridge Loan Management, Ltd., Series
2024-19A, Class A1R 144A 144A
4.899%, (US SOFR 3 Month plus 1.260%),
4/15/37 144A  250,000 250
Hilton Grand Vacations Trust, Series 2020-AA,
Class A 144A 144A
2.740%, 2/25/39 144A  73,907 73
Hilton Grand Vacations Trust, Series 2022-1D,
Class A 144A 144A
3.610%, 6/20/34 144A  42,895 43
Hilton Grand Vacations Trust, Series 2023-1A,
Class B 144A 144A
6.110%, 1/25/38 144A  228,223 232
Hilton Grand Vacations Trust, Series 2023-1A,
Class C 144A 144A
6.940%, 1/25/38 144A  42,620 44
Hilton Grand Vacations Trust, Series 2025-1A,
Class A 144A 144A
4.880%, 5/27/42 144A  144,875 145
Hilton Grand Vacations Trust, Series 2025-1A,
Class B 144A 144A
5.180%, 5/27/42 144A  246,595 246
Hilton Grand Vacations Trust, Series 2026-2A,
Class B 144A 144A
5.100%, 3/27/45 144A  330,000 330
Hilton Grand Vacations Trust, Series 2026-2A,
Class C 144A 144A
5.540%, 3/27/45 144A  170,000 170
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Home Partners of America Trust, Series 2022-
1, Class A 144A 144A
3.930%, 4/17/39 144A  223,159 222
HPEFS Equipment Trust, Series 2023-2A,
Class D 144A 144A
6.970%, 7/21/31 144A  73,271 74
HPEFS Equipment Trust, Series 2024-1A,
Class C 144A 144A
5.330%, 6/20/31 144A  680,000 681
HPEFS Equipment Trust, Series 2024-2A,
Class B 144A 144A
5.350%, 10/20/31 144A  100,000 100
HPEFS Equipment Trust, Series 2024-2A,
Class D 144A 144A
5.820%, 4/20/32 144A  205,000 207
Huntington Bank Auto Credit-Linked Notes,
Series 2024-1, Class B1 144A 144A
6.153%, 5/20/32 144A  212,492 214
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B1 144A 144A
5.442%, 10/20/32 144A  255,150 256
Huntington Bank Auto Credit-Linked Notes,
Series 2025-1, Class B 144A 144A
4.957%, 3/21/33 144A  374,202 374
Huntington Bank Auto Credit-Linked Notes,
Series 2026-1, Class B1 144A 144A
4.503%, 2/20/34 144A  259,106 257
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A3 144A 144A
4.530%, 4/17/28 144A  205,000 205
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class B 144A 144A
4.940%, 8/15/29 144A  425,000 426
Hyundai Auto Receivables Trust, Series 2026-
A, Class C
4.310%, 6/15/33  80,000 79
Jack in the Box Funding LLC, Series 2022-1A,
Class A2I 144A 144A
3.445%, 2/26/52 144A  49,981 49
Jack in the Box Funding LLC, Series 2026-1A,
Class A2 144A 144A
7.624%, 5/25/56 144A  635,000 637
JP Morgan Mortgage Trust, Series 2025-HE3,
Class A1 144A 144A
4.959%, (US 30 Day Average SOFR plus
1.350%), (AFC), 3/25/56 144A  193,929 195
JP Morgan Mortgage Trust, Series 2026-HE1,
Class A1 144A 144A
4.859%, (US 30 Day Average SOFR plus
1.250%), (AFC), 9/20/56 144A  338,756 340
KKR CLO, Ltd., Series 2024-40A, Class AR 144A 144A
4.975%, (US SOFR 3 Month plus 1.300%),
10/20/34 144A  1,105,000 1,106
KKR CLO, Ltd., Series 2025-18, Class A1R2 144A 144A
4.725%, (US SOFR 3 Month plus 1.050%),
10/18/35 144A  996,870 997
KKR CLO, Ltd., Series 2025-33A, Class AR 144A 144A
4.755%, (US SOFR 3 Month plus 1.080%),
7/20/34 144A  990,000 990

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
KKR CLO, Ltd., Series 2025-33A, Class BR 144A 144A
5.275%, (US SOFR 3 Month plus 1.600%),
7/20/34 144A  640,000 641
LCM, Ltd., Series 39A, Class A1R2 144A 144A
4.713%, (US SOFR 3 Month plus 1.040%),
10/15/34 144A  565,000 565
Madison Park Funding XLV, Ltd., Series 2020-
45A, Class ARR 144A 144A
4.753%, (US SOFR 3 Month plus 1.080%),
7/15/34 144A  305,000 305
Marble Point CLO XV, Ltd., Series 2019-1A,
Class A1R2 144A 144A
4.706%, (US SOFR 3 Month plus 1.040%),
7/23/32 144A  421,708 422
MVW Owner Trust, Series 2020-1A, Class A 144A 144A
1.740%, 10/20/37 144A  99,153 99
MVW Owner Trust, Series 2020-1A, Class B 144A 144A
2.730%, 10/20/37 144A  55,317 55
MVW Owner Trust, Series 2021-1WA, Class B 144A 144A
1.440%, 1/22/41 144A  16,962 17
MVW Owner Trust, Series 2021-1WA, Class C 144A 144A
1.940%, 1/22/41 144A  25,104 24
MVW Owner Trust, Series 2023-1A, Class A 144A 144A
4.930%, 10/20/40 144A  263,709 264
MVW Owner Trust, Series 2023-2A, Class A 144A 144A
6.180%, 11/20/40 144A  55,216 56
MVW Owner Trust, Series 2023-2A, Class B 144A 144A
6.330%, 11/20/40 144A  42,179 43
MVW Owner Trust, Series 2026-1A, Class B 144A 144A
4.970%, 3/20/43 144A  439,629 436
Navient Education Loan Trust, Series 2026-A,
Class A 144A 144A
4.860%, 9/15/56 144A  167,424 166
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  5,247 5
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  81,050 79
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A 144A 144A
2.640%, 5/15/68 144A  64,907 64
Navient Private Education Refi Loan Trust,
Series 2019-GA, Class A 144A 144A
2.400%, 10/15/68 144A  134,639 131
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2A 144A 144A
2.460%, 11/15/68 144A  101,153 98
Navient Private Education Refi Loan Trust,
Series 2020-CA, Class A2A 144A 144A
2.150%, 11/15/68 144A  378,733 365
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A 144A 144A
1.690%, 5/15/69 144A  69,833 67
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  45,918 43
Navient Private Education Refi Loan Trust,
Series 2020-HA, Class A 144A 144A
1.310%, 1/15/69 144A  20,638 20
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Refinance Loan Trust, Series 2026-A,
Class A 144A 144A
4.500%, 1/18/56 144A  189,880 187
Navient Refinance Loan Trust, Series 2026-B,
Class A 144A 144A
5.070%, 6/15/56 144A  335,000 335
Navistar Financial Dealer Note Master Trust,
Series 2025-1, Class B 144A 144A
4.420%, 9/25/30 144A  80,000 80
Navistar Financial Dealer Note Master Trust,
Series 2025-1, Class C 144A 144A
4.720%, 9/25/30 144A  40,000 40
Nelnet Student Loan Trust, Series 2020-1A,
Class A 144A 144A
4.503%, (US SOFR 1 Month plus 0.855%),
3/26/68 144A  56,506 56
Nelnet Student Loan Trust, Series 2021-BA,
Class AFX 144A 144A
1.420%, 4/20/62 144A  73,733 70
Nelnet Student Loan Trust, Series 2021-CA,
Class AFX 144A 144A
1.320%, 4/20/62 144A  273,014 257
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX 144A 144A
1.630%, 4/20/62 144A  92,879 89
Neuberger Berman Loan Advisers CLO, Ltd.,
Series 2021-43A, Class AR 144A 144A
4.730%, (US SOFR 3 Month plus 1.050%),
7/17/36 144A  1,205,000 1,205
NMEF Funding LLC, Series 2025-A, Class A2 144A 144A
4.720%, 7/15/32 144A  144,702 145
NMEF Funding LLC, Series 2026-A, Class B 144A 144A
4.480%, 2/15/34 144A  100,000 99
NMEF Funding LLC, Series 2026-A, Class C 144A 144A
4.710%, 2/15/34 144A  100,000 99
Northwoods Capital XIV-B, Ltd., Series 2018-
14BA, Class AR 144A 144A
4.894%, (US SOFR 3 Month plus 1.250%),
11/13/31 144A  288,145 288
Octane Receivables Trust, Series 2023-1A,
Class B 144A 144A
5.960%, 7/20/29 144A  4,307 4
Octane Receivables Trust, Series 2023-3A,
Class B 144A 144A
6.480%, 7/20/29 144A  377,929 380
Octane Receivables Trust, Series 2023-3A,
Class C 144A 144A
6.740%, 8/20/29 144A  100,000 101
Octane Receivables Trust, Series 2024-3A,
Class A2 144A 144A
4.940%, 5/20/30 144A  71,656 72
Octane Receivables Trust, Series 2024-3A,
Class C 144A 144A
5.510%, 10/20/31 144A  140,000 141
Octane Receivables Trust, Series 2024-RVM1,
Class A 144A 144A
5.010%, 1/22/46 144A  192,029 193
Octane Receivables Trust, Series 2025-RVM1,
Class B 144A 144A
4.830%, 12/20/46 144A  250,000 247

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2025-RVM1,
Class C 144A 144A
5.260%, 12/20/46 144A  520,000 515
OZLM Funding II, Ltd., Series 2012-2A,
Class AR4 144A 144A
4.863%, (US SOFR 3 Month plus 1.200%),
7/30/37 144A  250,000 250
Palmer Square CLO, Ltd., Series 2018-1A,
Class A1R2 144A 144A
4.847%, (US SOFR 3 Month plus 1.210%),
4/18/39 144A  1,010,000 1,011
PEAC Solutions Receivables LLC, Series
2025-1A, Class A2 144A 144A
4.940%, 10/20/28 144A  191,367 192
PEAC Solutions Receivables LLC, Series
2025-1A, Class A3 144A 144A
5.040%, 7/20/32 144A  240,000 241
PEAC Solutions Receivables LLC, Series
2026-1A, Class B 144A 144A
4.750%, 7/20/33 144A  350,000 348
Post CLO, Ltd., Series 2022-1A, Class BR 144A 144A
5.125%, (US SOFR 3 Month plus 1.450%),
4/20/35 144A  295,000 295
Post Road Equipment Finance, Series 2024-
1A, Class A2 144A 144A
5.590%, 11/15/29 144A  4,795 5
Post Road Equipment Finance, Series 2026-
1A, Class B 144A 144A
4.910%, 2/15/33 144A  100,000 99
Post Road Equipment Finance, Series 2026-
1A, Class C 144A 144A
5.120%, 6/15/33 144A  100,000 100
Progress Residential Trust, Series 2021-SFR8,
Class C 144A 144A
1.931%, 10/17/38 144A  460,000 456
RCKT Mortgage Trust, Series 2024-CES8,
Class A1A 144A 144A
5.490%, (AFC), 11/25/44 144A ∑ 411,351 412
RCKT Mortgage Trust, Series 2024-CES9,
Class A1A 144A 144A
5.582%, (AFC), 12/25/44 144A ∑ 80,222 80
Rockford Tower CLO, Ltd., Series 2019-2A,
Class AR2 144A 144A
4.772%, (US SOFR 3 Month plus 1.130%),
8/20/32 144A  494,176 494
Romark CLO II, Ltd., Series 2018-2A,
Class A2R 144A 144A
5.317%, (US SOFR 3 Month plus 1.650%),
7/25/31 144A  1,075,000 1,075
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class A2 144A 144A
5.644%, 12/15/33 144A  82,482 83
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class D 144A 144A
6.663%, 12/15/33 144A  98,812 100
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class B 144A 144A
5.622%, 6/15/32 144A  119,938 121
Santander Bank Auto Credit-Linked Notes,
Series 2024-A, Class C 144A 144A
5.818%, 6/15/32 144A  119,938 121
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class B 144A 144A
4.965%, 1/18/33 144A  169,580 170
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C 144A 144A
5.141%, 1/18/33 144A  169,580 170
Santander Bank Auto Credit-Linked Notes,
Series 2025-A, Class B 144A 144A
4.484%, 1/16/34 144A  250,000 249
Santander Bank Auto Credit-Linked Notes,
Series 2025-A, Class C 144A 144A
4.661%, 1/16/34 144A  250,000 249
Santander Bank Auto Credit-Linked Notes,
Series 2026-A, Class C 144A 144A
4.953%, 7/17/34 144A  250,000 250
Santander Bank Auto Credit-Linked Notes,
Series 2026-A, Class D 144A 144A
5.247%, 7/17/34 144A  250,000 250
Santander Drive Auto Receivables Trust,
Series 2023-1, Class C
5.090%, 5/15/30  160,948 161
Santander Drive Auto Receivables Trust,
Series 2025-4, Class B
4.270%, 1/15/32  425,000 422
Santander Drive Auto Receivables Trust,
Series 2026-1, Class A3
3.930%, 7/15/30  335,000 332
Santander Mortgage Asset Receivables Trust,
Series 2025-CES1, Class A1A 144A 144A
5.036%, (AFC), 9/25/55 144A ∑ 474,076 469
SBNA Auto Lease Trust, Series 2024-B,
Class A4 144A 144A
5.550%, 12/20/28 144A  540,000 542
SCF Equipment Leasing LLC, Series 2023-1A,
Class A3 144A 144A
6.170%, 5/20/32 144A  88,900 89
SCF Equipment Leasing LLC, Series 2025-1,
Class A2 144A 144A
4.820%, 7/22/30 144A  67,918 68
SCF Equipment Leasing LLC, Series 2025-1,
Class A3 144A 144A
5.110%, 11/21/33 144A  300,000 303
SEB Funding LLC, Series 2024-1A, Class A2 144A 144A
7.386%, 4/30/54 144A  490,770 497
SEB Funding LLC, Series 2026-1A, Class A2 144A 144A
6.665%, 1/30/56 144A  1,000,000 991
Securitized Term Auto Receivables Trust,
Series 2025-A, Class B 144A 144A
5.038%, 7/25/31 144A  91,414 92
Securitized Term Auto Receivables Trust,
Series 2025-B, Class B 144A 144A
4.925%, 12/29/32 144A  76,833 77
Securitized Term Auto Receivables Trust,
Series 2025-B, Class C 144A 144A
5.121%, 12/29/32 144A  29,551 30
Securitized Term Auto Receivables Trust,
Series 2026-A, Class B 144A 144A
4.284%, 3/25/33 144A  265,916 264
Securitized Term Auto Receivables Trust,
Series 2026-A, Class C 144A 144A
4.431%, 3/25/33 144A  95,564 95

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  72,481 73
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class C 144A 144A
5.510%, 1/20/32 144A  55,000 56
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A4 144A 144A
5.260%, 8/20/30 144A  145,000 147
SFS Auto Receivables Securitization Trust,
Series 2026-1A- Class C 144A 144A
4.460%, 11/21/33 144A  790,000 776
SFS Auto Receivables Securitization Trust,
Series 2026-2A, Class B 144A 144A
4.890%, 5/20/33 144A  190,000 190
SFS Auto Receivables Securitization Trust,
Series 2026-2A, Class C 144A 144A
4.990%, 7/20/34 144A  65,000 65
Sierra Timeshare Receivables Funding LLC,
Series 2025-2A, Class B 144A 144A
4.930%, 4/20/44 144A  130,257 130
Sierra Timeshare Receivables Funding LLC,
Series 2025-3A, Class A 144A 144A
4.440%, 8/22/44 144A  64,669 64
Sierra Timeshare Receivables Funding LLC,
Series 2025-3A, Class B 144A 144A
4.640%, 8/22/44 144A  100,237 99
SMB Private Education Loan Trust, Series
2018-B, Class A2A 144A 144A
3.600%, 1/15/37 144A  15,271 15
SMB Private Education Loan Trust, Series
2018-B, Class A2B 144A 144A
4.460%, (US SOFR 1 Month plus 0.835%),
1/15/37 144A  36,540 37
SMB Private Education Loan Trust, Series
2020-B, Class A1A 144A 144A
1.290%, 7/15/53 144A  43,472 42
SMB Private Education Loan Trust, Series
2020-PTB, Class A2A 144A 144A
1.600%, 9/15/54 144A  356,018 337
SMB Private Education Loan Trust, Series
2021-B, Class A 144A 144A
1.310%, 7/17/51 144A  232,799 220
SMB Private Education Loan Trust, Series
2025-A, Class A1A 144A 144A
5.130%, 4/15/54 144A  272,544 273
Sonic Capital LLC 144A 144A
3.845%, 1/20/50 144A  244,833 243
4.336%, 1/20/50 144A  131,833 126
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2025-CA, Class B 144A 144A
4.250%, 12/20/29 144A  55,000 54
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2025-CA, Class C 144A 144A
4.440%, 8/20/30 144A  200,000 198
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2026-AA, Class B 144A 144A
4.610%, 4/22/30 144A  55,000 55
Stellantis Financial Underwritten Enhanced
Lease Trust, Series 2026-AA, Class C 144A 144A
4.800%, 12/20/30 144A  520,000 517
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Symphony CLO XXIII, Ltd., Series 2020-23A,
Class AR2 144A 144A
4.573%, (US SOFR 3 Month plus 0.900%),
1/15/34 144A  278,614 278
Tricon Residential Trust, Series 2024-SFR2,
Class A 144A 144A
4.750%, 6/17/40 144A  278,914 277
Tricon Residential Trust, Series 2024-SFR2,
Class D 144A 144A
6.000%, 6/17/40 144A  510,000 507
Trinitas CLO VI, Ltd., Series 2025-6A,
Class AR4 144A 144A
4.777%, (US SOFR 3 Month plus 1.110%),
1/25/34 144A  455,077 455
Trinitas CLO VII, Ltd., Series
2017-7A, Class A1R2 144A 144A
4.727%, (US SOFR 3 Month plus 1.060%),
1/25/35 144A  250,000 250
Truist Bank Auto Credit-Linked Notes, Series
2026-1, Class B 144A 144A
5.067%, 6/26/34 144A  740,000 739
US Bank NA, Series 2023-1, Class B 144A 144A
6.789%, 8/25/32 144A  26,450 27
US Bank NA, Series 2026-RVM1, Class B1 144A 144A
4.959%, 12/25/46 144A  226,559 224
Verdant Receivables LLC, Series 2023-1A,
Class A2 144A 144A
6.240%, 1/13/31 144A  178,423 180
Verdant Receivables LLC, Series 2024-1A,
Class A2 144A 144A
5.680%, 12/12/31 144A  67,462 68
Verizon Master Trust, Series 2024-6, Class B
4.420%, 8/20/30  710,000 709
Wheels Fleet Lease Funding 1 LLC, Series
2023-2A, Class A 144A 144A
6.460%, 8/18/38 144A  181,063 182
Wheels Fleet Lease Funding 1 LLC, Series
2024-1A, Class A1 144A 144A
5.490%, 2/18/39 144A  278,121 280
Wheels Fleet Lease Funding 1 LLC, Series
2025-3A, Class A1 144A 144A
4.080%, 9/18/40 144A  200,000 198
Wheels Fleet Lease Funding 1 LLC, Series
2025-3A, Class C 144A 144A
4.790%, 9/18/40 144A  320,000 317
Wingspire Equipment Finance LLC, Series
2025-1A, Class A2 144A 144A
4.330%, 9/20/33 144A  100,000 100
Wingspire Equipment Finance LLC, Series
2025-1A, Class C 144A 144A
4.760%, 9/20/33 144A  100,000 99
World Omni Select Auto Trust, Series 2023-A,
Class B
5.870%, 8/15/28  100,176 100
Yamaha Motor Master Trust II, Series 2026-A,
Class B 144A 144A
4.640%, 4/15/31 144A  100,000 99
Yamaha Motor Master Trust II, Series 2026-A,
Class C 144A 144A
4.890%, 4/15/31 144A  100,000 99

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Zaxby's Funding LLC, Series 2021-1A,
Class A2 144A 144A
3.238%, 7/30/51 144A  538,163 513
Total 72,347
Mortgage Securities ( 16 .6% )
Angel Oak Mortgage Trust, Series 2020-3,
Class A3 144A 144A
2.872%, (AFC), 4/25/65 144A  24,726 24
Angel Oak Mortgage Trust, Series 2021-1,
Class A1 144A 144A
0.909%, (AFC), 1/25/66 144A  169,246 148
Angel Oak Mortgage Trust, Series 2021-2,
Class A2 144A 144A
1.190%, (AFC), 4/25/66 144A  57,818 50
Angel Oak Mortgage Trust, Series 2025-5,
Class A1 144A 144A
5.573%, (AFC), 4/25/70 144A ∑ 788,039 789
BANK, Series 2024-BNK47, Class A1
5.523%, 6/15/57  68,695 69
BANK, Series 2026-BNK52, Class A1
4.845%, 7/15/31  25,000 25
BANK5, Series 2024-5YR11, Class AS
6.139%, 11/15/57  325,000 332
BANK5, Series 2024-5YR12, Class A3
5.902%, (AFC), 12/15/57  540,000 556
BANK5, Series 2024-5YR12, Class AS
6.122%, (AFC), 12/15/57  225,000 231
BANK5, Series 2024-5YR9, Class A1
4.889%, 8/15/57  254,837 255
BANK5, Series 2026-5YR21, Class A3
5.525%, 4/15/59  270,000 276
Benchmark Mortgage Trust, Series 2024-V11,
Class AM
6.201%, (AFC), 11/15/57  275,000 281
Benchmark Mortgage Trust, Series 2024-V8,
Class A1
5.514%, 7/15/57  151,472 153
Benchmark Mortgage Trust, Series 2025-B41,
Class A1
4.401%, 7/15/68  165,800 164
Benchmark Mortgage Trust, Series 2025-V19,
Class A3
5.249%, (CSTR), 1/15/58  160,000 162
BFLD Commercial Mortgage Trust, Series
2025-5MW, Class C 144A 144A
5.633%, (CSTR), 10/10/42 144A  155,000 154
BINOM Mortgage Loan Trust, Series 2026-
NQM1, Class A1 144A 144A
5.060%, 2/25/66 144A  98,579 98
BINOM Mortgage Loan Trust, Series 2026-
NQM1, Class A2 144A 144A
5.314%, (AFC), 2/25/66 144A ∑ 167,585 166
BINOM Securitization Trust, Series 2021-INV1,
Class A3 144A 144A
2.625%, (AFC), 6/25/56 144A  108,983 101
BMO Mortgage Trust, Series 2024-5C4,
Class A3
6.526%, 5/15/57  535,000 556
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BMO Mortgage Trust, Series 2026-5C14,
Class A3
5.209%, 3/25/59  825,000 834
BMO Mortgage Trust, Series 2026-C14,
Class A1
4.359%, 2/15/59  47,661 47
BRAVO Residential Funding Trust, Series
2026-NQM4, Class A1 144A 144A
5.183%, 3/25/66 144A  146,021 145
BX Commercial Mortgage Trust, Series 2024-
GPA3, Class B 144A 144A
5.268%, (US SOFR 1 Month plus 1.642%),
12/15/39 144A  250,391 251
BX Commercial Mortgage Trust, Series 2024-
MDHS, Class A 144A 144A
5.267%, (US SOFR 1 Month plus 1.641%),
5/15/41 144A  292,493 293
BX Commercial Mortgage Trust, Series 2024-
MDHS, Class B 144A 144A
5.466%, (US SOFR 1 Month plus 1.841%),
5/15/41 144A  350,000 351
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class B 144A 144A
5.418%, (US SOFR 1 Month plus 1.793%),
1/15/42 144A  190,000 190
BX Commercial Mortgage Trust, Series 2024-
SLCT, Class C 144A 144A
6.017%, (US SOFR 1 Month plus 2.392%),
1/15/42 144A  500,000 500
BX Commercial Mortgage Trust, Series 2026-
ORBT, Class A 144A 144A
4.980%, (US SOFR 1 Month plus 1.400%),
7/15/43 144A  195,000 195
BX Trust, Series 2025-GW, Class A 144A 144A
5.225%, (US SOFR 1 Month plus 1.600%),
7/15/42 144A  590,000 591
BX Trust, Series 2025-VOLT, Class A 144A 144A
5.325%, (US SOFR 1 Month plus 1.700%),
12/15/44 144A  455,000 455
BX Trust, Series 2025-VOLT, Class B 144A 144A
5.725%, (US SOFR 1 Month plus 2.100%),
12/15/44 144A  685,000 686
BX Trust, Series 2026-CLS, Class B 144A 144A
5.325%, (US SOFR 1 Month plus 1.700%),
5/15/43 144A  100,000 100
BX Trust, Series 2026-CLS, Class C 144A 144A
5.975%, (US SOFR 1 Month plus 2.350%),
5/15/43 144A  100,000 100
BX Trust, Series 2026-PNDA, Class B 144A 144A
5.125%, (US SOFR 1 Month plus 1.500%),
5/15/43 144A  270,000 271
CENT, Series 2025-CITY, Class A 144A 144A
5.091%, (CSTR), 7/10/40 144A  455,000 454
CIM Trust, Series 2021-R6, Class A1 144A 144A
1.425%, (AFC), 7/25/61 144A  63,926 59
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A3 144A 144A
2.500%, 8/25/50 144A  189,111 165
Citigroup Mortgage Loan Trust, Series 2020-
EXP2, Class A4 144A 144A
2.500%, (AFC), 8/25/50 144A  262,655 229

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
CLIP Trust, Series 2026-NQM1, Class A1 144A 144A
5.221%, 5/25/71 144A  205,456 204
CLIP Trust, Series 2026-NQM1, Class A2 144A 144A
5.474%, (AFC), 5/25/71 144A ∑ 171,214 170
COLT Funding LLC, Series 2026-3, Class A1 144A 144A
5.119%, 5/25/71 144A  153,746 153
COLT Mortgage Loan Trust, Series 2021-1,
Class A2 144A 144A
1.167%, (AFC), 6/25/66 144A  160,528 140
COLT Mortgage Loan Trust, Series 2024-6,
Class A2 144A 144A
5.644%, (AFC), 11/25/69 144A ∑ 400,232 400
COLT Mortgage Loan Trust, Series 2024-INV4,
Class A3 144A 144A
6.111%, (AFC), 5/25/69 144A ∑ 419,501 420
COLT Mortgage Loan Trust, Series 2025-10,
Class A1F 144A 144A
4.828%, (US 30 Day Average SOFR plus
1.200%), (AFC), 10/25/70 144A  334,660 335
COLT Mortgage Loan Trust, Series 2025-4,
Class A1 144A 144A
5.794%, (AFC), 4/25/70 144A ∑ 163,218 164
COLT Mortgage Loan Trust, Series 2025-INV2,
Class A1 144A 144A
5.601%, (AFC), 2/25/70 144A ∑ 328,549 329
COMM Mortgage Trust, Series 2014-CR15,
Class B
3.911%, (CSTR), 2/10/47  151,465 146
Connecticut Avenue Securities Trust, Series
2025-R01, Class 1M1 144A 144A
4.728%, (US 30 Day Average SOFR plus
1.100%), 1/25/45 144A  129,379 129
Connecticut Avenue Securities Trust, Series
2025-R03, Class 2A1 144A 144A
5.078%, (US 30 Day Average SOFR plus
1.450%), 3/25/45 144A  123,707 124
Connecticut Avenue Securities Trust, Series
2025-R06, Class 1M1 144A 144A
4.578%, (US 30 Day Average SOFR plus
0.950%), 9/25/45 144A  187,689 188
Connecticut Avenue Securities Trust, Series
2026-R01, Class 2A1 144A 144A
4.478%, (US 30 Day Average SOFR plus
0.850%), 1/25/46 144A  711,116 711
Cross Mortgage Trust, Series 2024-H6,
Class A2 144A 144A
5.383%, (AFC), 9/25/69 144A ∑ 246,991 246
DBC Mortgage Trust, Series 2025-DBC,
Class A 144A 144A
4.976%, (US SOFR 1 Month plus 1.350%),
11/15/42 144A  610,000 611
Deephaven Residential Mortgage Trust, Series
2021-2, Class A3 144A 144A
1.260%, (AFC), 4/25/66 144A  76,550 68
Deephaven Residential Mortgage Trust, Series
2026-INV1, Class A1 144A 144A
4.797%, 12/25/70 144A  330,116 326
Deephaven Residential Mortgage Trust, Series
2026-INV2, Class A1 144A 144A
5.483%, 2/25/71 144A  291,615 291
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
EFMT, Series 2019-2, Class A3 144A 144A
3.046%, (AFC), 11/25/59 144A  13,519 13
EFMT, Series 2021-3, Class A3 144A 144A
1.550%, (AFC), 9/25/66 144A  117,848 98
EFMT, Series 2024-INV2, Class A1 144A 144A
5.035%, (AFC), 10/25/69 144A ∑ 376,931 375
EFMT, Series 2024-INV2, Class A2 144A 144A
5.289%, (AFC), 10/25/69 144A ∑ 214,255 213
EFMT, Series 2025-INV2, Class A1 144A 144A
5.387%, (AFC), 5/26/70 144A ∑ 169,268 169
EFMT, Series 2025-INV4, Class A1F 144A 144A
4.830%, (US 30 Day Average SOFR plus
1.200%), (AFC), 10/25/70 144A  179,338 180
EFMT, Series 2025-INV5, Class A1 144A 144A
5.077%, 12/25/70 144A  229,455 227
EFMT, Series 2025-NQM5, Class A1 144A 144A
5.033%, 11/25/70 144A  205,646 204
EFMT, Series 2025-NQM6, Class A1 144A 144A
5.001%, 12/25/70 144A  372,515 369
EFMT, Series 2026-NQM1, Class A1F 144A 144A
4.828%, (US 30 Day Average SOFR plus
1.200%), (AFC), 2/25/71 144A  196,753 197
EFMT, Series 2026-NQM4, Class A1 144A 144A
5.466%, 4/25/71 144A  96,442 96
EFMT, Series 2026-NQM4, Class A2 144A 144A
5.669%, (AFC), 4/25/71 144A ∑ 1,094,617 1,092
Extended Stay America Trust, Series 2025-
ESH, Class C 144A 144A
5.475%, (US SOFR 1 Month plus 1.850%),
10/15/42 144A  221,521 223
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52  446,252 381
2.500%, 4/1/52  241,056 206
3.000%, 11/1/34  19,737 19
3.000%, 6/1/52  311,416 272
3.500%, 3/1/46  23,613 22
3.500%, 12/1/47  219,702 202
4.000%, 12/1/49  68,279 65
4.500%, 5/1/50  39,666 38
4.500%, 9/1/52  1,217,225 1,175
4.500%, 2/1/53  1,020,006 984
5.000%, 12/1/41  82,308 83
5.000%, 2/1/55  88,663 87
5.000%, 6/1/55  16,557 16
5.500%, 7/1/53  356,146 360
5.500%, 8/1/53  431,774 435
5.500%, 11/1/53  510,091 515
5.500%, 10/1/54  84,499 85
5.500%, 4/1/55  621,122 626
5.500%, 7/1/55  362,789 365
6.000%, 9/1/34  666 1
6.000%, 2/1/35  11,825 12
6.000%, 9/1/35  3,957 4
6.000%, 10/1/54  514,949 528
6.000%, 12/1/54  167,009 171
6.000%, 2/1/55  55,559 57
6.000%, 5/1/55  247,913 254
6.000%, 8/1/55  1,935,942 1,986
6.500%, 9/1/54  43,907 46
6.500%, 6/1/55  459,952 477

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
7.000%, 3/1/39  17,774 19
7.500%, 6/1/38  15,303 16
Federal Home Loan Mortgage Corp., Series
K753, Class A1
4.600%, 6/25/30  296,989 298
Federal National Mortgage Association
2.000%, 10/1/50  177,185 143
2.500%, 1/1/52  118,678 100
3.000%, 9/1/28  39,522 39
3.000%, 12/1/34  44,914 43
3.000%, 3/1/35  18,801 18
3.500%, 5/1/27  16,283 16
3.500%, 4/1/46  152,135 141
3.500%, 2/1/48  265,074 244
3.500%, 1/1/52  96,475 88
4.000%, 1/1/47  40,025 38
4.000%, 2/1/49  8,263 8
4.000%, 11/1/49  22,746 21
4.000%, 12/1/49  7,475 7
4.000%, 8/1/52  157,109 147
4.000%, 9/1/52  1,268,157 1,189
4.500%, 5/1/40  29,635 29
4.500%, 9/1/40  25,948 26
4.500%, 5/1/41  53,654 53
4.500%, 8/1/48  16,063 16
4.500%, 9/1/48  14,601 14
4.500%, 10/1/48  112,988 110
4.500%, 11/1/48  20,802 20
4.500%, 12/1/48  111,591 109
4.500%, 5/1/49  58,640 57
4.500%, 1/1/50  12,478 12
5.000%, 10/1/33  36,418 36
5.000%, 6/1/40  24,783 25
5.000%, 7/1/45  34,635 35
5.000%, 9/1/48  36,168 36
5.000%, 2/1/49  15,904 16
5.000%, 8/1/49  13,085 13
5.000%, 10/1/52  499,799 495
5.000%, 9/1/53  2,183,363 2,158
5.000%, 9/1/54  667,942 660
5.000%, 10/1/55  674,422 669
5.000%, 11/1/55  170,847 169
5.000%, 1/1/56  789,786 778
5.500%, 8/1/37  22,313 23
5.500%, 2/1/38  87,770 89
5.500%, 9/1/53  19,952 20
5.500%, 10/1/53  279,856 283
5.500%, 2/1/54  349,891 354
5.500%, 3/1/54  464,223 470
5.500%, 5/1/54  37,530 38
5.500%, 9/1/54  1,555,469 1,568
5.500%, 10/1/54  179,176 181
5.500%, 9/1/55  745,163 751
5.500%, 10/1/55  494,520 500
6.000%, 3/1/34  17,709 18
6.000%, 8/1/34  51,677 53
6.000%, 11/1/34  2,026 2
6.000%, 12/1/34  709 1
6.000%, 4/1/35  1,265 1
6.000%, 5/1/38  967 1
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
6.000%, 10/1/40  46,151 48
6.000%, 2/1/49  183,590 193
6.000%, 6/1/54  430,534 443
6.000%, 8/1/54  164,296 169
6.500%, 7/1/32  5,345 6
6.500%, 12/1/32  4,805 5
6.500%, 1/1/55  33,423 35
6.500%, 2/1/55  92,079 96
6.500%, 6/1/55  359,425 374
Federal National Mortgage Association, Series
2017-90, Class KA
3.000%, 11/25/47  116,424 109
Flagstar Mortgage Trust, Series 2020-1INV,
Class A11 144A 144A
4.613%, (US SOFR 1 Month plus 0.965%),
3/25/50 144A  77,963 76
Galton Funding Mortgage Trust, Series 2018-
1, Class A33 144A 144A
3.500%, (AFC), 11/25/57 144A  16,988 15
Galton Funding Mortgage Trust, Series 2019-
1, Class A21 144A 144A
4.500%, (AFC), 2/25/59 144A  14,794 14
Galton Funding Mortgage Trust, Series 2019-
1, Class A32 144A 144A
4.000%, (AFC), 2/25/59 144A  6,436 6
Galton Funding Mortgage Trust, Series 2019-
H1, Class M1 144A 144A
3.339%, (AFC), 10/25/59 144A  260,000 242
Galton Funding Mortgage Trust, Series 2020-
H1, Class M1 144A 144A
2.832%, (AFC), 1/25/60 144A  285,000 243
GCAT Trust, Series 2020-NQM1, Class A3 144A 144A
3.554%, (AFC), 1/25/60 144A ∑ 31,976 32
GCAT Trust, Series 2025-NQM1, Class A1 144A 144A
5.373%, (AFC), 11/25/69 144A ∑ 223,181 223
GCAT Trust, Series 2026-NQM2, Class A1 144A 144A
5.449%, 2/25/71 144A  681,239 680
Government National Mortgage Association
3.000%, 9/20/47  359,353 322
3.500%, 12/20/42  2,308 2
3.500%, 9/20/43  31,389 29
3.500%, 8/20/44  59,748 55
3.500%, 10/20/46  408 –π
3.500%, 11/20/46  24,294 22
3.500%, 1/20/47  26,822 25
3.500%, 7/20/52  829,538 757
4.000%, 3/20/48  39,468 37
4.000%, 4/20/50  173,153 162
4.000%, 10/20/50  111,745 106
4.000%, 9/20/52  152,013 143
4.500%, 7/20/41  126,080 125
5.000%, 3/20/34  101,911 102
5.000%, 1/20/48  19,695 20
5.000%, 2/20/48  98,864 100
5.500%, 6/20/37  26,312 27
5.500%, 2/20/49  103,608 106
GS Mortgage Backed Securities Trust, Series
2014-EB1A, Class 2A1 144A 144A
5.466%, (CSTR), 7/25/44 144A  647 1

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
HILT Commercial Mortgage Trust, Series
2024-ORL, Class B 144A 144A
5.566%, (US SOFR 1 Month plus 1.941%),
5/15/37 144A  485,000 485
HOMES Trust, Series 2025-NQM2, Class A1 144A 144A
5.425%, (AFC), 2/25/70 144A ∑ 202,458 202
HOMES Trust, Series 2025-NQM4, Class A1 144A 144A
5.220%, (AFC), 8/25/70 144A  195,513 195
HOMES Trust, Series 2026-AFC1, Class A1 144A 144A
4.846%, 2/25/61 144A  347,065 343
HOMES Trust, Series 2026-NQM2, Class A1 144A 144A
5.488%, 1/25/71 144A  499,459 499
Hudson Yards Mortgage Trust, Series 2026-
10HY, Class B 144A 144A
5.328%, (CSTR), 12/10/39 144A  100,000 100
Hudson Yards, Series 2025-SPRL, Class A 144A 144A
5.649%, (CSTR), 1/13/40 144A  345,000 350
HYT Commercial Mortgage Trust, Series
2024-RGCY, Class A 144A 144A
5.467%, (US SOFR 1 Month plus 1.842%),
9/15/41 144A  345,000 345
Imperial Fund Mortgage Trust, Series 2021-
NQM1, Class A2 144A 144A
1.205%, (AFC), 6/25/56 144A  61,115 53
Imperial Fund Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.516%, (AFC), 9/25/56 144A  170,632 145
Imperial Fund Mortgage Trust, Series 2022-
NQM4, Class A1 144A 144A
5.767%, (AFC), 6/25/67 144A ∑ 532,731 531
JP Morgan Mortgage Trust, Series 2020-INV1,
Class A15 144A 144A
3.500%, (AFC), 8/25/50 144A  51,360 46
JP Morgan Mortgage Trust, Series 2025-
DSC1, Class A1 144A 144A
5.577%, (AFC), 9/25/65 144A  486,821 486
JP Morgan Mortgage Trust, Series 2025-
DSC2, Class A1 144A 144A
5.195%, (AFC), 10/25/65 144A  234,125 232
LSTAR Commercial Mortgage Trust, Series
2017-5, Class AS 144A 144A
4.021%, 3/10/50 144A  340,000 334
MED Commercial Mortgage Trust, Series
2024-MOB, Class A 144A 144A
5.217%, (US SOFR 1 Month plus 1.592%),
5/15/41 144A  440,000 434
MetLife Securitization Trust, Series 2017-1A,
Class A 144A 144A
3.000%, (AFC), 4/25/55 144A  38,075 36
MFRA Trust, Series 2021-INV1, Class A1 144A 144A
0.852%, (AFC), 1/25/56 144A  16,817 16
MFRA Trust, Series 2021-NQM2, Class A2 144A 144A
1.317%, (AFC), 11/25/64 144A  74,015 67
MFRA Trust, Series 2025-NQM4, Class A1F 144A 144A
4.828%, (US 30 Day Average SOFR plus
1.200%), (AFC), 8/25/70 144A  824,378 826
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2025-C35, Class A1
4.609%, 8/15/58  41,154 41
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Morgan Stanley Residential Mortgage Loan
Trust, Series 2021-2, Class A4 144A 144A
2.500%, (AFC), 5/25/51 144A  100,389 90
Morgan Stanley Residential Mortgage Loan
Trust, Series 2026-NQM4, Class A1 144A 144A
5.075%, 3/25/71 144A  129,758 129
Morgan Stanley Residential Mortgage Loan
Trust, Series 2026-NQM4, Class A2 144A 144A
5.400%, (AFC), 3/25/71 144A ∑ 110,535 110
New Residential Mortgage Loan Trust, Series
2025-NQM4, Class A2 144A 144A
5.603%, (AFC), 7/25/65 144A ∑ 600,833 599
New Residential Mortgage Loan Trust, Series
2025-NQM6, Class A1 144A 144A
5.085%, 10/25/65 144A  754,770 749
New Residential Mortgage Loan Trust, Series
2025-NQM7, Class A2 144A 144A
5.264%, (AFC), 10/26/65 144A ∑ 122,450 122
New York Mortgage Loan Trust, Series 2026-
INV2, Class A1 144A 144A
5.475%, 4/25/61 144A  257,810 258
NYC Commercial Mortgage Trust, Series
2025-28L, Class B 144A 144A
5.174%, (CSTR), 11/5/38 144A  215,000 214
NYC Commercial Mortgage Trust, Series
2026-9W57, Class B 144A 144A
5.353%, (CSTR), 6/6/40 144A  975,000 971
OBX Trust, Series 2019-EXP2, Class 2A2 144A 144A
4.899%, (US SOFR 1 Month plus 1.315%),
7/25/59 144A  16,864 17
OBX Trust, Series 2019-EXP3, Class 2A1 144A 144A
4.663%, (US SOFR 1 Month plus 1.015%),
(AFC), 10/25/59 144A  33,331 33
OBX Trust, Series 2020-EXP1, Class 2A1 144A 144A
4.513%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  83,518 83
OBX Trust, Series 2020-EXP1, Class 2A1B 144A 144A
4.513%, (US SOFR 1 Month plus 0.865%),
2/25/60 144A  412,094 408
OBX Trust, Series 2020-EXP1, Class 2A2 144A 144A
4.713%, (US SOFR 1 Month plus 1.065%),
2/25/60 144A  35,070 35
OBX Trust, Series 2020-EXP2, Class A9 144A 144A
3.000%, (AFC), 5/25/60 144A  31,909 27
OBX Trust, Series 2020-EXP3, Class 2A1 144A 144A
4.663%, (US SOFR 1 Month plus 1.015%),
1/25/60 144A  116,592 117
OBX Trust, Series 2020-INV1, Class A5 144A 144A
3.500%, (AFC), 12/25/49 144A  30,714 28
OBX Trust, Series 2021-NQM1, Class A3 144A 144A
1.329%, (AFC), 2/25/66 144A  259,496 231
OBX Trust, Series 2025-NQM15, Class A1 144A 144A
5.143%, (AFC), 7/27/65 144A  73,369 73
OBX Trust, Series 2025-NQM15, Class A1F 144A 144A
4.778%, (US 30 Day Average SOFR plus
1.150%), (AFC), 7/27/65 144A  128,396 129
OBX Trust, Series 2026-NQM5, Class A1 144A 144A
5.321%, 1/25/66 144A  364,459 364
PENN Commercial Mortgage Trust, Series
2025-P11, Class A 144A 144A
5.522%, (CSTR), 8/12/42 144A  480,000 485

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Roc Mortgage Trust, Series 2024-RTL1,
Class A1 144A 144A
5.589%, (AFC), 10/25/39 144A ∑ 445,000 445
ROCC Trust, Series 2024-CNTR, Class A 144A 144A
5.388%, 11/13/41 144A  450,000 455
SDR Commercial Mortgage Trust, Series
2024-DSNY, Class B 144A 144A
5.367%, (US SOFR 1 Month plus 1.741%),
5/15/39 144A  400,000 400
Sequoia Mortgage Trust, Series 2018-CH2,
Class A21 144A 144A
4.000%, (AFC), 6/25/48 144A  13,215 12
Sequoia Mortgage Trust, Series 2018-CH2,
Class A3 144A 144A
4.000%, (AFC), 6/25/48 144A  30,482 28
Sequoia Mortgage Trust, Series 2018-CH3,
Class A19 144A 144A
4.500%, (AFC), 8/25/48 144A  362 –π
SG Residential Mortgage Trust, Series 2026-3,
Class A1 144A 144A
5.188%, 4/25/66 144A  223,396 222
SG Residential Mortgage Trust, Series 2026-3,
Class A2 144A 144A
5.492%, (AFC), 4/25/66 144A ∑ 153,895 153
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A 144A 144A
4.100%, (AFC), 7/25/57 144A ∑ 720,304 711
STACR Trust, Series 2021-DNA5, Class M2 144A 144A
5.278%, (US 30 Day Average SOFR plus
1.650%), 1/25/34 144A  37,250 37
STACR Trust, Series 2021-DNA7, Class M1 144A 144A
4.478%, (US 30 Day Average SOFR plus
0.850%), 11/25/41 144A  2,180 2
STACR Trust, Series 2021-DNA7, Class M2 144A 144A
5.428%, (US 30 Day Average SOFR plus
1.800%), 11/25/41 144A  375,000 376
STACR Trust, Series 2022-DNA2, Class M1B 144A 144A
6.028%, (US 30 Day Average SOFR plus
2.400%), 2/25/42 144A  95,000 96
STACR Trust, Series 2022-DNA5, Class M1A 144A 144A
6.578%, (US 30 Day Average SOFR plus
2.950%), 6/25/42 144A  170,570 173
STACR Trust, Series 2023-HQA3, Class A1 144A 144A
5.478%, (US 30 Day Average SOFR plus
1.850%), 11/25/43 144A  144,318 145
STACR Trust, Series 2024-HQA1, Class A1 144A 144A
4.878%, (US 30 Day Average SOFR plus
1.250%), 3/25/44 144A  626,504 628
STACR Trust, Series 2025-DNA1, Class A1 144A 144A
4.578%, (US 30 Day Average SOFR plus
0.950%), 1/25/45 144A  82,800 83
STACR Trust, Series 2025-DNA3, Class M1 144A 144A
4.728%, (US 30 Day Average SOFR plus
1.100%), 9/25/45 144A  238,047 238
STACR Trust, Series 2025-DNA4, Class A1 144A 144A
4.528%, (US 30 Day Average SOFR plus
0.900%), 10/25/45 144A  413,000 413
STACR Trust, Series 2025-DNA4, Class M1 144A 144A
4.728%, (US 30 Day Average SOFR plus
1.100%), 10/25/45 144A  161,466 162
Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
STACR Trust, Series 2026-DNA1, Class M1 144A 144A
4.628%, (US 30 Day Average SOFR plus
1.000%), 2/25/56 144A  176,809 177
Starwood Mortgage Residential Trust, Series
2019-INV1, Class A3 144A 144A
2.916%, (AFC), 9/27/49 144A  4,294 4
Starwood Mortgage Residential Trust, Series
2020-1, Class A2 144A 144A
2.408%, (AFC), 2/25/50 144A  94,000 91
Starwood Mortgage Residential Trust, Series
2021-2, Class A1 144A 144A
0.943%, (AFC), 5/25/65 144A  65,093 62
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  375,221 334
Toorak Mortgage Corp., Series 2021-INV1,
Class A2 144A 144A
1.409%, (AFC), 7/25/56 144A  60,466 55
Towd Point Mortgage Trust, Series 2018-1,
Class A1 144A 144A
3.000%, (AFC), 1/28/58 144A  123 –π
Towd Point Mortgage Trust, Series 2019-HY3,
Class A2 144A 144A
5.063%, (US SOFR 1 Month plus 1.415%),
(AFC), 10/25/59 144A  650,000 652
Towd Point Mortgage Trust, Series 2022-4,
Class A1 144A 144A
3.750%, (AFC), 9/25/62 144A  584,804 553
Towd Point Mortgage Trust, Series 2024-2,
Class A1B 144A 144A
4.916%, (AFC), 12/25/64 144A  173,174 174
Towd Point Mortgage Trust, Series 2026-1,
Class A1B 144A 144A
4.312%, (AFC), 1/25/66 144A  556,903 551
TX Trust, Series 2024-HOU, Class B 144A 144A
5.716%, (US SOFR 1 Month plus 2.091%),
6/15/39 144A  535,000 535
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  49,269 45
Verus Securitization Trust, Series 2021-1,
Class A2 144A 144A
1.052%, (AFC), 1/25/66 144A  68,468 62
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  40,275 37
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  88,284 80
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  23,453 23
Verus Securitization Trust, Series 2021-R1,
Class A2 144A 144A
1.057%, (AFC), 10/25/63 144A  10,514 10
Verus Securitization Trust, Series 2021-R2,
Class A1 144A 144A
0.918%, (AFC), 2/25/64 144A  69,018 66
Verus Securitization Trust, Series 2023-6,
Class A2 144A 144A
6.939%, (AFC), 9/25/68 144A ∑ 113,611 114

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (34.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2023-7,
Class A2 144A 144A
7.272%, (AFC), 10/25/68 144A ∑ 140,622 141
Verus Securitization Trust, Series 2023-8,
Class A2 144A 144A
6.664%, (AFC), 12/25/68 144A ∑ 84,458 85
Verus Securitization Trust, Series 2025-3,
Class A1 144A 144A
5.623%, (AFC), 5/25/70 144A ∑ 168,743 169
Verus Securitization Trust, Series 2025-7,
Class A1F 144A 144A
4.828%, (US 30 Day Average SOFR plus
1.200%), (AFC), 8/25/70 144A  380,455 381
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  11,505 11
Total 66,432
Total Structured Products (Cost: $139,619) 138,779
144A 144A 144A
Short-Term Investments ( 2 .0% )
Commercial Paper ( 2 .0% )
HCA, Inc. 144A 144A
0.000%, 7/8/26 144A 945,000 944
Jabil, Inc. 144A 144A
0.000%, 8/10/26 144A 550,000 547
0.000%, 8/17/26 144A 1,140,000 1,134
Short-Term Investments (2.0%) Shares/ Par
+
Value
$ (000’s)
Commercial Paper continued
Keurig Dr. Pepper, Inc. 144A 144A
0.000%, 8/5/26 144A 1,090,000 1,085
0.000%, 8/24/26 144A 1,090,000 1,083
Southern California Edison Co. 144A 144A
0.000%, 7/24/26 144A 1,135,000 1,132
Stellantis Financial Services US Corp. 144A 144A
0.000%, 9/3/26 144A 570,000 565
Videotron, Ltd.
0.000%, 7/16/26 1,705,000 1,702
Total 8,192
Total Short-Term Investments (Cost: $8,193) 8,192
144A 144A 144A
Total Investments (98.9%) (Cost: $397,967)
@
396,805
Other Assets, Less Liabilities (1.1%) 4,219
Net Assets (100.0%) 401,024
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 9,200 92 9/26 $ 9,848 $ (31) $ 27
Ten-Year US Treasury Note Future Short USD 9,500 95 9/26 10,440 (85) 28
Two-Year US Treasury Note Future Long USD 87,600 438 9/26 90,286 (23) (51)
Ultra Long-Term US Treasury Bond Future Short USD 1,700 17 9/26 1,975 (56) 13
Ultra Ten-Year US Treasury Note Future Short USD 2,900 29 9/26 3,262 (42) 11
$ (237) $ 28
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ – $ 79 $ 79 $ – $ (51) $ (51) $ –
+ All par is stated in U.S. Dollar unless otherwise noted.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2026, the aggregate value of these securities was $7,092 (in thousands), representing 1.8% of net assets.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026 the value of these securities (in thousands) was $157,858 representing 39.3%
of the net assets.

Short-Term Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π Amount is less than one thousand.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $397,967 and the net unrealized depreciation of investments based on that cost was $1,399 which is comprised of $1,035 aggregate gross unrealized appreciation and
$2,434 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 157,027 $ —
Governments — 92,807 —
Structured Products — 138,779 —
Short-Term Investments — 8,192 —
Total Assets:
$ — $ 396,805 $ —
Liabilities:
Other Financial Instruments^
Futures (237) — —
Total Liabilities:
$ (237) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 27 .4% ) Shares/ Par
+
Value
$ (000's)
Basic Materials ( 0 .8% )
Anglo American Capital PLC 144A 144A
4.625%, 3/19/31 144A 1,985,000 1,956
5.000%, 3/21/33 144A 1,985,000 1,969
5.250%, 3/19/36 144A 1,985,000 1,964
ArcelorMittal
5.375%, 5/19/36 3,436,000 3,406
Eastman Chemical Co.
4.500%, 2/20/31 2,409,000 2,363
Ecolab, Inc.
5.150%, 6/15/33 2,475,000 2,509
5.350%, 6/15/36 2,264,000 2,303
Glencore Funding LLC 144A 144A
4.900%, 7/1/31 144A 2,651,000 2,651
5.200%, 7/1/33 144A 2,459,000 2,461
5.508%, 4/1/36 144A 1,803,000 1,814
Total 23,396
Communications ( 2 .7% )
Alphabet, Inc.
4.400%, 2/15/33 2,876,000 2,814
4.700%, 11/15/35 2,780,000 2,724
5.250%, 5/15/55 1,320,000 1,234
5.300%, 5/15/65 1,320,000 1,211
Amazon.com, Inc.
4.250%, 3/13/31 3,550,000 3,496
4.350%, 3/20/33 1,375,000 1,338
4.550%, 3/13/33 2,057,000 2,023
4.650%, 11/20/35 2,225,000 2,164
5.550%, 11/20/65 1,037,000 969
5.650%, 3/13/46 1,490,000 1,475
5.800%, 3/13/56 901,000 895
5.950%, 3/13/66 490,000 487
6.050%, 3/13/76 1,070,000 1,067
AT&T, Inc.
3.500%, 6/1/41 878,000 676
3.500%, 9/15/53 1,078,000 700
3.550%, 9/15/55 1,657,000 1,067
3.650%, 9/15/59 860,000 550
3.800%, 12/1/57 1,199,000 800
4.400%, 4/30/31 2,670,000 2,625
5.250%, 10/30/36 3,153,000 3,096
5.550%, 11/1/45 807,000 758
5.850%, 4/30/46 1,782,000 1,717
6.000%, 4/30/56 1,382,000 1,336
6.200%, 10/30/56 1,818,000 1,797
6.300%, 10/30/66 909,000 901
Beignet Investor LLC 144A 144A
6.581%, 5/30/49 144A 3,067,000 3,129
The Bell Telephone Co. of Canada
5.450%, 11/15/36 2,456,000 2,439
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
3.500%, 3/1/42 959,000 662
3.900%, 6/1/52 2,283,000 1,455
6.550%, 6/1/34 1,556,000 1,588
Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Communications continued
6.700%, 12/1/55 1,223,000 1,165
Comcast Corp.
2.987%, 11/1/63 1,029,000 535
4.049%, 11/1/52 886,000 621
5.350%, 5/15/53 490,000 423
6.050%, 5/15/55 490,000 469
Meta Platforms, Inc.
4.875%, 5/15/33 3,740,000 3,706
4.875%, 11/15/35 1,232,000 1,199
5.250%, 5/15/36 4,156,000 4,127
5.500%, 11/15/45 795,000 738
5.550%, 8/15/64 340,000 297
6.200%, 5/15/46 849,000 850
6.300%, 5/15/56 2,826,000 2,813
6.450%, 5/15/66 1,829,000 1,806
Orange SA 144A 144A
4.000%, 1/13/29 144A 1,819,000 1,795
4.250%, 1/13/31 144A 2,679,000 2,611
4.750%, 1/13/33 144A 2,882,000 2,827
5.000%, 1/13/36 144A 1,682,000 1,643
Verizon Communications, Inc.
2.987%, 10/30/56 1,378,000 811
5.750%, 11/30/45 1,080,000 1,050
6.000%, 11/30/65 2,134,000 2,068
6.200%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.042%), 5/14/56 α 8,000 8
Total 78,755
Consumer, Cyclical ( 1 .3% )
Delta Air Lines, Inc.
4.950%, 7/10/28 3,728,000 3,742
5.250%, 7/10/30 3,831,000 3,873
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A 144A
4.750%, 10/20/28 144A 2,516,667 2,514
Dick's Sporting Goods, Inc.
4.100%, 1/15/52 1,875,000 1,364
Ford Motor Credit Co. LLC
2.900%, 2/10/29 4,568,000 4,298
5.869%, 10/31/35 1,589,000 1,556
6.467%, 5/22/36 1,590,000 1,615
General Motors Financial Co., Inc.
2.700%, 6/10/31 2,546,000 2,291
The Home Depot, Inc.
3.625%, 4/15/52 894,000 647
Hyundai Capital America 144A 144A
4.500%, 9/18/30 144A 1,208,000 1,186
4.750%, 4/6/29 144A 2,227,000 2,221
5.000%, 4/7/31 144A 1,655,000 1,653
5.150%, 3/27/30 144A 1,371,000 1,381
Lowe's Companies, Inc.
3.500%, 4/1/51 1,111,000 772
4.250%, 3/15/31 2,159,000 2,115
4.250%, 4/1/52 2,046,000 1,602
4.850%, 10/15/35 2,010,000 1,961

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
McDonald's Corp.
6.300%, 3/1/38 1,401,000 1,528
Total 36,319
Consumer, Non-cyclical ( 3 .6% )
AbbVie, Inc.
3.200%, 11/21/29 3,418,000 3,273
4.050%, 11/21/39 971,000 856
4.250%, 11/21/49 3,372,000 2,753
4.400%, 3/15/33 3,282,000 3,211
4.450%, 5/14/46 410,000 352
4.800%, 3/15/27 2,318,000 2,326
5.050%, 3/15/34 1,335,000 1,349
5.200%, 3/15/35 1,116,000 1,134
Alcon Finance Corp. 144A 144A
5.375%, 12/6/32 144A 2,809,000 2,860
Altria Group, Inc.
3.875%, 9/16/46 757,000 562
Amgen, Inc.
4.850%, 2/19/36 2,056,000 2,014
5.500%, 2/19/46 493,000 478
5.600%, 3/2/43 1,337,000 1,329
5.650%, 2/19/56 1,842,000 1,798
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
4.700%, 2/1/36 4,820,000 4,691
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 1/23/39 936,000 952
AstraZeneca Finance LLC
4.000%, 3/2/31 1,929,000 1,883
BAT Capital Corp.
4.540%, 8/15/47 1,941,000 1,600
6.250%, 8/15/55 1,376,000 1,408
7.081%, 8/2/53 507,000 572
Bunge, Ltd. Finance Corp.
5.150%, 8/4/35 2,402,000 2,387
CVS Health Corp.
5.050%, 3/25/48 2,431,000 2,147
Eli Lilly & Co.
4.650%, 5/20/33 1,177,000 1,171
Gilead Sciences, Inc.
4.000%, 9/1/36 706,000 647
4.600%, 5/20/31 2,059,000 2,052
HCA, Inc.
5.250%, 6/15/49 1,192,000 1,071
5.900%, 6/1/53 695,000 678
Imperial Brands Finance PLC 144A 144A
4.875%, 2/7/32 144A 1,645,000 1,635
5.500%, 7/7/36 144A 1,103,000 1,096
5.625%, 7/1/35 144A 1,914,000 1,931
JBS NV / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. Holdings
3.000%, 5/15/32 1,811,000 1,610
3.625%, 1/15/32 2,436,000 2,256
5.750%, 4/1/33 598,000 614
6.375%, 4/15/66 483,000 474
6.400%, 5/10/57 144A 1,197,000 1,194
6.500%, 12/1/52 1,264,000 1,283
7.250%, 11/15/53 1,934,000 2,119
Novartis Capital Corp.
4.600%, 3/18/33 2,739,000 2,714
Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
4.600%, 11/5/35 1,350,000 1,319
4.900%, 3/18/36 5,559,000 5,525
5.600%, 3/18/46 576,000 582
5.700%, 3/18/56 460,000 469
Pfizer Investment Enterprises Pte., Ltd.
4.750%, 5/19/33 1,315,000 1,302
5.300%, 5/19/53 477,000 449
5.340%, 5/19/63 483,000 444
Pfizer, Inc.
4.200%, 11/15/30 2,660,000 2,626
4.875%, 11/15/35 3,661,000 3,619
Philip Morris International, Inc.
4.125%, 4/28/28 4,059,000 4,037
4.375%, 4/30/30 3,436,000 3,401
4.875%, 4/30/35 3,642,000 3,589
Roche Holdings, Inc. 144A 144A
4.075%, 12/2/30 144A 1,805,000 1,770
4.374%, 12/2/32 144A 689,000 676
Royalty Pharma PLC
2.200%, 9/2/30 953,000 861
3.300%, 9/2/40 477,000 370
3.550%, 9/2/50 2,176,000 1,520
5.200%, 9/25/35 972,000 963
UnitedHealth Group, Inc.
3.050%, 5/15/41 430,000 324
3.250%, 5/15/51 393,000 265
5.500%, 7/15/44 1,121,000 1,098
5.625%, 7/15/54 897,000 877
VSP Optical Group, Inc. 144A 144A
5.400%, 6/1/33 144A 2,471,000 2,477
5.650%, 6/1/36 144A 2,355,000 2,366
Total 103,409
Energy ( 1 .3% )
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor, Inc.
4.350%, 6/15/31 2,417,000 2,368
4.650%, 6/15/33 1,233,000 1,206
5.000%, 6/15/36 2,055,000 2,010
5.850%, 6/15/56 1,192,000 1,178
Enbridge, Inc.
4.850%, 3/27/31 2,651,000 2,649
5.450%, 3/27/36 1,972,000 1,993
Energy Transfer LP
5.250%, 7/1/29 2,338,000 2,371
5.300%, 4/15/47 936,000 840
5.950%, 5/15/54 1,876,000 1,796
6.000%, 2/1/29 144A 1,696,000 1,709
6.050%, 9/1/54 941,000 914
Equinor ASA
4.750%, 11/14/35 1,834,000 1,786
5.125%, 6/3/35 223,000 225
Galaxy Pipeline Assets Bidco, Ltd. 144A 144A
2.160%, 3/31/34 144A 1,321,720 1,175
2.625%, 3/31/36 144A 1,280,000 1,114
Green Palm Bidco SARL 144A 144A
6.462%, 6/30/46 144A 1,799,000 1,823
MPLX LP
5.300%, 4/1/36 1,644,000 1,621
6.100%, 4/1/56 780,000 772

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Energy continued
ONEOK, Inc.
5.400%, 10/15/35 483,000 482
5.700%, 11/1/54 2,004,000 1,860
6.250%, 10/15/55 1,202,000 1,206
Schlumberger Investment SA
5.150%, 5/7/36 2,494,000 2,483
TotalEnergies Capital USA LLC
4.569%, 1/13/33 805,000 789
4.857%, 1/13/36 1,617,000 1,584
Total 35,954
Financial ( 9 .1% )
AEGON Funding Co. LLC
5.625%, 5/7/36 1,662,000 1,654
Agree LP
2.600%, 6/15/33 390,000 333
4.800%, 10/1/32 859,000 849
5.600%, 6/15/35 1,399,000 1,431
American Homes 4 Rent LP
3.625%, 4/15/32 1,577,000 1,465
4.300%, 4/15/52 707,000 559
4.950%, 6/15/30 1,205,000 1,208
5.500%, 7/15/34 220,000 223
Ameriprise Financial, Inc.
5.350%, 6/15/36 2,207,000 2,199
Apollo Global Management, Inc.
5.700%, 3/30/36 1,808,000 1,814
Arch Capital Group, Ltd.
5.250%, 6/15/36 1,472,000 1,469
Ares Management Corp.
5.600%, 10/11/54 1,395,000 1,264
Bank of America Corp. α
4.477%, (US SOFR plus 0.870%), 4/23/30 α 9,189,000 9,131
Bank of Montreal
4.879%, (US SOFR plus 0.959%), 6/2/32 α 930,000 930
5.298%, (US SOFR plus 1.208%), 6/2/37 α 2,264,000 2,266
The Bank of New York Mellon Corp.
4.026%, (US SOFR plus 0.634%), 1/22/30 α 2,195,000 2,164
4.942%, (US SOFR plus 0.887%), 2/11/31 α 472,000 476
Bank of Nova Scotia
4.578%, (US SOFR plus 0.660%), 6/5/29 α 3,929,000 3,917
4.904%, (US SOFR plus 0.970%), 6/5/32 α 3,109,000 3,101
Barclays PLC α
5.207%, (US SOFR plus 1.506%), 2/24/37 α 2,095,000 2,040
BBVA Mexico, S.A., Institucion De Banca
Multiple, Grupo Financiero BBVA Mexico of
Texas 144A 144A
5.400%, 6/3/31 144A 3,555,000 3,598
Brixmor Operating Partnership LP
2.500%, 8/16/31 1,509,000 1,344
4.850%, 2/15/33 661,000 650
5.375%, 6/15/36 1,963,000 1,959
Brookfield Asset Management, Ltd.
4.832%, 4/15/31 2,559,000 2,535
5.298%, 1/15/36 1,455,000 1,419
The Charles Schwab Corp. α
4.914%, (US SOFR plus 1.230%), 11/14/36
α 825,000 805
Citizens Bank NA α
4.192%, (US SOFR plus 0.700%), 1/29/29 α 3,510,000 3,481
Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Danantara Investment Management PT 144A 144A
5.350%, 6/18/31 144A 2,490,000 2,487
Essex Portfolio LP
2.550%, 6/15/31 814,000 731
FIBRA Prologis 144A 144A
5.500%, 11/26/35 144A 1,481,000 1,437
5.625%, 1/14/38 144A 1,699,000 1,640
Fifth Third Bancorp α
5.141%, (US SOFR plus 1.240%), 1/29/37 α 1,628,000 1,598
Goldman Sachs Bank USA α
4.656%, (US SOFR plus 0.720%), 6/3/29 α 5,893,000 5,897
The Goldman Sachs Group, Inc.
4.148%, (US SOFR plus 0.710%), 1/21/29 α 9,533,000 9,451
4.153%, (US SOFR plus 0.900%), 10/21/29
α 5,953,000 5,869
4.369%, (US SOFR plus 1.060%), 10/21/31
α 4,003,000 3,915
4.516%, (US SOFR plus 0.960%), 1/21/32 α 947,000 929
4.939%, (US SOFR plus 1.330%), 10/21/36
α 2,731,000 2,652
4.972%, (US SOFR plus 1.030%), 6/3/32 α 6,386,000 6,382
5.049%, (US SOFR plus 1.210%), 7/23/30 α 1,440,000 1,448
5.065%, (US SOFR plus 1.190%), 1/21/37 α 3,268,000 3,191
5.330%, (US SOFR plus 1.550%), 7/23/35 α 4,848,000 4,864
5.387%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.180%), 2/2/41 α 1,429,000 1,392
5.425%, (US SOFR plus 1.310%), 6/3/37 α 1,474,000 1,479
5.541%, (US SOFR plus 1.320%), 1/21/47 α 976,000 944
HSBC Holdings PLC
4.711%, (US SOFR plus 0.940%), 5/12/30 α 2,722,000 2,710
5.208%, (US SOFR plus 1.320%), 5/12/34 α 3,619,000 3,606
Jackson Financial, Inc.
6.150%, 1/15/37 2,257,000 2,251
Kimco Realty OP LLC
4.850%, 3/1/35 1,256,000 1,230
5.300%, 2/1/36 1,443,000 1,459
Lloyds Banking Group PLC
4.241%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.600%), 2/10/30 α 3,436,000 3,392
5.668%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.820%), 2/10/47 α 2,917,000 2,874
LSEG US Fin Corp. 144A 144A
4.250%, 3/23/29 144A 2,475,000 2,447
4.500%, 3/23/31 144A 2,474,000 2,438
5.250%, 3/23/36 144A 816,000 812
Mitsubishi UFJ Financial Group, Inc.
4.505%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.800%), 1/14/32 α 2,497,000 2,455
4.847%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.920%), 4/21/32 α 2,261,000 2,250
5.057%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.900%), 1/14/37 α 1,608,000 1,578
5.868%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.980%), 4/21/47 α 1,298,000 1,311

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Morgan Stanley
4.133%, (US SOFR plus 0.913%), 10/18/29
α 3,130,000 3,087
4.238%, (US SOFR plus 0.800%), 1/9/30 α 965,000 952
4.493%, (US SOFR plus 0.950%), 1/16/32 α 4,588,000 4,499
4.555%, (US SOFR Index plus
0.960%), 4/10/30 α 4,885,000 4,854
4.708%, (US SOFR plus 1.195%), 3/12/32 α 5,797,000 5,725
4.809%, (US SOFR Index plus
1.180%), 4/16/32 α 5,235,000 5,194
4.892%, (US SOFR plus 1.314%), 10/22/36
α 1,425,000 1,380
5.073%, (US SOFR plus 1.184%), 1/30/37 α 2,934,000 2,869
5.296%, (US SOFR Index plus
1.410%), 4/10/37 α 2,622,000 2,609
Morgan Stanley Bank NA α
4.788%, (US SOFR Index plus
0.974%), 5/10/30 α 2,020,000 2,022
Morgan Stanley Private Bank NA
4.213%, (US SOFR plus 0.762%), 2/8/30 α 5,635,000 5,561
4.465%, (US SOFR plus 1.020%), 11/19/31
α 10,750,000 10,566
4.466%, (US SOFR plus 0.770%), 7/6/28 α 2,927,000 2,924
National Securities Clearing Corp. 144A 144A
4.700%, 6/9/31 144A 1,781,000 1,781
Nippon Life Insurance Co. 144A 144A
4.748%, 4/2/31 144A 2,710,000 2,699
5.046%, 4/2/33 144A 1,693,000 1,697
PNC Bank NA α
4.429%, (US SOFR plus 0.727%), 7/21/28 α 3,869,000 3,863
The PNC Financial Services Group, Inc.
4.075%, (US SOFR plus 0.610%), 1/26/29 α 3,036,000 3,011
4.812%, (US SOFR plus 1.259%), 10/21/32
α 2,138,000 2,129
5.373%, (US SOFR plus 1.417%), 7/21/36 α 1,203,000 1,214
5.423%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.170%), 1/25/41 α 895,000 879
Protective Life Corp. 144A 144A
4.700%, 1/15/31 144A 2,334,000 2,301
5.350%, 12/15/35 144A 1,442,000 1,417
Realty Income Corp.
2.850%, 12/15/32 1,142,000 1,016
Regency Centers LP
2.950%, 9/15/29 2,161,000 2,053
4.500%, 3/15/33 963,000 937
5.000%, 7/15/32 1,365,000 1,373
5.250%, 1/15/34 1,852,000 1,878
RLI Corp.
5.375%, 6/1/36 1,447,000 1,404
Sammons Financial Group, Inc. 144A 144A
5.950%, 6/15/36 144A 1,466,000 1,468
Santander Holdings USA, Inc.
5.220%, (US SOFR plus 1.276%), 6/5/32 α 2,246,000 2,240
5.701%, (US SOFR plus 1.596%), 6/5/37 α 3,790,000 3,787
Standard Chartered PLC 144A ,α 144A
5.706%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.100%), 3/5/47 144A α 2,096,000 2,041
Store Capital LLC
2.700%, 12/1/31 549,000 484
Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Financial continued
2.750%, 11/18/30 1,110,000 1,003
4.950%, 2/11/31 1,448,000 1,430
Sumitomo Mitsui Financial Group, Inc.
5.138%, (US SOFR plus 1.220%), 7/7/34 α 2,000,000 1,992
5.296%, (US SOFR plus 1.290%), 7/7/37 α 3,994,000 3,968
Truist Financial Corp.
4.597%, (US SOFR plus 0.965%), 1/27/32 α 3,194,000 3,150
4.680%, (US SOFR plus 1.087%), 4/23/32 α 2,484,000 2,452
5.281%, (US SOFR plus 1.414%), 4/23/37 α 2,484,000 2,460
UBS Group AG 144A 144A
4.588%, (US SOFR plus 1.050%), 8/10/32
144A α 2,133,000 2,093
5.528%, (US SOFR plus 1.490%), 5/6/47
144A α 2,310,000 2,233
US Bancorp
4.481%, (US SOFR plus 0.867%), 1/26/32 α 3,509,000 3,457
5.033%, (US SOFR plus 1.101%), 1/26/37 α 2,755,000 2,716
Wells Fargo & Co.
4.960%, (US SOFR plus 1.100%), 1/23/37 α 1,483,000 1,448
5.433%, (US SOFR plus 1.230%), 1/23/47 α 976,000 937
Total 262,656
Industrial ( 2 .9% )
The Boeing Co.
5.805%, 5/1/50 1,617,000 1,598
6.858%, 5/1/54 966,000 1,086
Caterpillar Financial Services Corp.
4.200%, 5/15/28 4,908,000 4,893
4.375%, 8/16/29 1,048,000 1,046
4.500%, 5/15/31 1,809,000 1,800
Cemex SAB de CV
5.750%, 6/5/36 1,962,000 1,955
Crowley Conro LLC
4.181%, 8/15/43 1,067,962 988
Eaton Capital ULC
4.450%, 5/9/30 1,276,000 1,269
Eaton Corp.
3.850%, 3/6/28 3,917,000 3,879
3.950%, 3/6/29 2,481,000 2,445
4.200%, 3/6/31 1,320,000 1,294
4.500%, 3/6/33 1,246,000 1,220
4.800%, 3/6/36 978,000 959
Embraer Netherlands Finance BV
5.400%, 1/9/38 1,415,000 1,366
5.980%, 2/11/35 1,485,000 1,549
GE Vernova, Inc.
5.500%, 2/4/56 1,842,000 1,787
General Electric Co.
4.300%, 7/29/30 2,806,000 2,781
4.900%, 1/29/36 2,551,000 2,548
Honeywell Aerospace, Inc. 144A 144A
3.900%, 3/16/28 144A 4,983,000 4,933
4.000%, 3/16/29 144A 2,990,000 2,949
4.300%, 3/16/31 144A 4,576,000 4,497
4.600%, 3/16/33 144A 4,243,000 4,164
4.950%, 3/16/36 144A 2,979,000 2,934
5.622%, 3/16/46 144A 1,019,000 1,015
5.732%, 3/16/56 144A 551,000 551
5.852%, 3/16/66 144A 209,000 211
Howmet Aerospace, Inc.
4.750%, 4/15/36 1,230,000 1,197

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
4.850%, 10/15/31 1,241,000 1,245
John Deere Capital Corp.
4.375%, 4/15/31 1,351,000 1,337
4.500%, 1/8/27 2,304,000 2,308
4.650%, 1/7/28 1,623,000 1,632
4.850%, 6/11/29 303,000 307
5.150%, 9/8/26 1,705,000 1,708
Norfolk Southern Corp.
5.100%, 5/1/35 1,602,000 1,611
Northrop Grumman Corp.
4.650%, 7/15/30 1,330,000 1,333
5.250%, 7/15/35 1,234,000 1,254
RTX Corp.
6.100%, 3/15/34 2,977,000 3,194
6.400%, 3/15/54 2,041,000 2,240
Siemens Funding BV 144A 144A
4.600%, 5/28/30 144A 2,081,000 2,083
5.200%, 5/28/35 144A 1,873,000 1,906
5.800%, 5/28/55 144A 1,272,000 1,316
Union Pacific Corp.
5.600%, 12/1/54 721,000 715
Veralto Corp.
4.850%, 1/15/32 1,965,000 1,962
Total 83,065
Technology ( 2 .5% )
Apple, Inc.
2.375%, 2/8/41 667,000 472
2.650%, 5/11/50 1,287,000 787
3.950%, 8/8/52 1,753,000 1,355
Broadcom, Inc.
4.550%, 2/15/32 2,323,000 2,292
4.600%, 7/15/30 3,021,000 3,011
4.800%, 10/15/34 3,253,000 3,184
4.900%, 7/15/32 1,886,000 1,892
5.150%, 11/15/31 3,118,000 3,173
5.200%, 7/15/35 994,000 997
5.700%, 1/15/56 265,000 263
Foundry JV Holdco LLC 144A 144A
5.500%, 1/25/31 144A 686,000 701
6.300%, 1/25/39 144A 627,000 666
Intel Corp.
2.800%, 8/12/41 787,000 552
3.250%, 11/15/49 461,000 300
4.650%, 6/1/31 1,778,000 1,761
5.000%, 8/15/33 2,251,000 2,234
5.300%, 5/15/36 2,065,000 2,055
5.625%, 2/10/43 525,000 510
5.900%, 2/10/63 689,000 659
6.125%, 5/15/56 1,487,000 1,485
6.200%, 5/15/66 1,157,000 1,153
NVIDIA Corp.
4.250%, 6/15/28 3,428,000 3,421
4.350%, 6/15/29 3,016,000 3,007
4.500%, 6/15/31 3,310,000 3,298
4.750%, 6/15/33 2,924,000 2,916
4.950%, 6/15/36 3,428,000 3,398
5.550%, 6/15/46 1,671,000 1,659
5.625%, 6/15/56 1,671,000 1,659
Oracle Corp.
3.600%, 4/1/50 2,691,000 1,636
Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Technology continued
4.000%, 7/15/46 1,093,000 737
4.550%, 2/4/29 1,304,000 1,285
4.800%, 9/26/32 1,480,000 1,408
4.950%, 2/4/31 2,150,000 2,105
5.200%, 9/26/35 980,000 917
5.350%, 5/4/33 1,116,000 1,084
5.375%, 9/27/54 1,196,000 938
5.550%, 2/6/53 989,000 797
5.875%, 9/26/45 1,884,000 1,649
6.000%, 8/3/55 711,000 605
6.700%, 2/4/56 1,248,000 1,175
6.850%, 2/4/66 408,000 380
Synopsys, Inc.
4.650%, 4/1/28 1,397,000 1,398
4.850%, 4/1/30 1,999,000 2,002
5.000%, 4/1/32 1,599,000 1,602
5.150%, 4/1/35 1,408,000 1,400
5.700%, 4/1/55 1,124,000 1,090
Total 71,068
Utilities ( 3 .2% )
AEP Transmission Co., LLC
5.250%, 6/1/36 1,473,000 1,478
American Transmission Systems, Inc. 144A 144A
2.650%, 1/15/32 144A 570,000 510
Appalachian Power Recovery Funding LLC
4.961%, 10/1/35 1,481,000 1,483
Arizona Public Service Co.
5.100%, 3/15/36 2,662,000 2,619
5.900%, 8/15/55 1,592,000 1,597
Baltimore Gas & Electric Co.
2.250%, 6/15/31 1,222,000 1,090
5.450%, 6/1/35 781,000 795
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52 903,000 655
4.850%, 4/1/36 1,713,000 1,678
4.950%, 8/15/35 1,923,000 1,902
Chile Electricity Lux MPC II SARL 144A 144A
5.580%, 10/20/35 144A 1,202,331 1,220
5.672%, 10/20/35 144A 2,218,440 2,264
CHPE LLC 144A 144A
4.875%, 6/30/31 144A 1,723,000 1,720
5.350%, 6/30/36 144A 1,670,000 1,665
Commonwealth Edison Co.
5.850%, 6/1/56 414,000 418
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51 275,000 181
3.700%, 11/15/59 466,000 323
Consumers Energy Co.
4.500%, 1/15/31 2,399,000 2,382
5.050%, 5/15/35 1,773,000 1,776
5.125%, 5/1/36 2,493,000 2,491
Dominion Energy, Inc.
5.350%, 6/15/36 981,000 982
DTE Electric Co.
2.950%, 3/1/50 1,427,000 928
3.650%, 3/1/52 654,000 476
Duke Energy Carolinas LLC
2.550%, 4/15/31 558,000 507
2.850%, 3/15/32 1,518,000 1,376
3.550%, 3/15/52 1,106,000 786

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
4.650%, 6/15/31 898,000 898
5.150%, 6/15/36 3,675,000 3,679
Duke Energy Corp.
3.500%, 6/15/51 758,000 517
Duke Energy Florida LLC
2.400%, 12/15/31 1,218,000 1,085
Duke Energy Progress LLC
2.500%, 8/15/50 1,233,000 716
3.700%, 10/15/46 279,000 211
Entergy Arkansas LLC
2.650%, 6/15/51 1,101,000 650
5.150%, 1/15/33 1,363,000 1,378
FirstEnergy Pennsylvania Electric Co. 144A 144A
3.250%, 3/15/28 144A 1,191,000 1,163
4.300%, 1/15/29 144A 1,437,000 1,424
4.550%, 3/15/31 144A 2,653,000 2,636
5.200%, 4/1/28 144A 941,000 950
Hydro One, Inc.
4.750%, 5/30/31 4,442,000 4,450
Jersey Central Power & Light Co. 144A 144A
2.750%, 3/1/32 144A 1,343,000 1,201
4.150%, 1/15/29 1,297,000 1,281
4.400%, 1/15/31 2,161,000 2,125
5.100%, 1/15/35 1,088,000 1,087
MidAmerican Energy Co.
2.700%, 8/1/52 1,059,000 648
Mississippi Power Co.
3.100%, 7/30/51 1,466,000 957
4.250%, 3/15/42 622,000 528
Northern States Power Co.
5.650%, 6/15/54 802,000 791
Ohio Edison Co. 144A 144A
4.950%, 12/15/29 144A 1,204,000 1,213
Oncor Electric Delivery Co. LLC 144A 144A
4.500%, 3/15/31 144A 3,103,000 3,072
5.800%, 4/1/55 1,311,000 1,313
5.900%, 3/15/56 144A 1,749,000 1,777
Pacific Gas & Electric Co.
3.500%, 8/1/50 464,000 310
3.950%, 12/1/47 2,814,000 2,062
4.200%, 6/1/41 710,000 581
4.950%, 7/1/50 4,854,000 4,053
5.050%, 10/15/32 2,022,000 2,010
PECO Energy Co.
2.850%, 9/15/51 1,475,000 916
Perusahaan Listrik Negara PT 144A 144A
4.750%, 2/3/31 144A 2,484,000 2,421
5.450%, 2/3/36 144A 997,000 953
Public Service Company of Oklahoma
3.150%, 8/15/51 827,000 537
Public Service Electric & Gas Co.
1.900%, 8/15/31 2,101,000 1,838
2.050%, 8/1/50 339,000 181
2.700%, 5/1/50 572,000 354
Southern California Edison Co.
4.125%, 3/1/48 139,000 105
Trans-Allegheny Interstate Line Co. 144A 144A
5.000%, 1/15/31 144A 1,743,000 1,757
Virginia Electric & Power Co.
2.950%, 11/15/51 1,222,000 765
Corporate Bonds (27.4%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
4.950%, 3/15/36 3,809,000 3,728
Wisconsin Electric Power Co.
4.150%, 10/15/30 1,740,000 1,707
Total 93,330
Total Corporate Bonds (Cost: $802,732) 787,952
Governments ( 30 .2% )
Governments ( 30 .2% )
Abu Dhabi Government International Bond 144A 144A
3.125%, 9/30/49 144A 951,000 642
Chile Government International Bond
4.350%, 4/13/31 1,273,000 1,251
Export Finance & Insurance Corp. 144A 144A
4.625%, 10/26/27 144A 3,290,000 3,307
Israel Government International Bond
3.875%, 7/3/50 1,201,000 870
4.500%, 1/13/31 1,507,000 1,473
Philippines Government International Bond
5.325%, 6/24/36 2,286,000 2,284
Republic of Paraguay 144A 144A
5.400%, 3/30/50 144A 2,879,000 2,659
Republic of Poland
5.375%, 4/14/36 2,484,000 2,506
6.125%, 4/14/56 1,179,000 1,199
United Mexican States
3.500%, 2/12/34 1,750,000 1,490
4.400%, 2/12/52 1,249,000 893
4.500%, 1/31/50 1,222,000 902
4.600%, 1/23/46 1,349,000 1,040
4.600%, 2/10/48 1,184,000 896
4.750%, 3/8/44 1,268,000 1,019
US Treasury Bond
1.125%, 8/15/40 15,262,000 9,559
1.375%, 8/15/50 59,613,000 29,243
1.375%, 11/15/40 18,590,000 12,017
1.625%, 11/15/50 36,355,000 19,003
1.750%, 8/15/41 39,055,000 26,176
2.000%, 11/15/41 67,711,000 46,893
2.250%, 8/15/49 35,418,000 22,030
2.375%, 2/15/42 18,303,000 13,348
2.750%, 8/15/47 9,867,000 6,976
3.000%, 2/15/48 31,217,000 22,982
3.000%, 8/15/48 11,996,000 8,789
3.000%, 2/15/49 45,273,000 33,007
4.750%, 2/15/56 59,293,000 57,598
5.000%, 5/15/46 14,941,000 15,053
US Treasury Note
3.500%, 10/15/28 23,741,000 23,395
3.500%, 2/15/29 1,991,000 1,958
3.625%, 3/31/30 46,038,000 45,146
3.625%, 8/31/30 11,956,000 11,697
3.625%, 12/31/30 36,204,000 35,351
3.750%, 12/31/28 18,916,000 18,728
3.750%, 6/30/30 38,463,000 37,838
3.875%, 4/30/30 39,739,000 39,309
3.875%, 6/30/30 24,030,000 23,752
3.875%, 8/31/32 18,918,000 18,510
4.000%, 5/31/28 26,903,000 26,824
4.000%, 7/31/30 25,182,000 24,999
4.000%, 1/31/33 26,158,000 25,711

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (30.2%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.125%, 10/31/27 17,481,000 17,471
4.125%, 6/30/28 45,216,000 45,193
4.125%, 6/15/29 7,812,000 7,805
4.125%, 8/31/30 9,023,000 8,998
4.125%, 6/30/31 53,392,000 53,204
4.250%, 6/30/33 21,490,000 21,406
4.375%, 5/15/36 24,740,000 24,609
4.875%, 10/31/28 14,279,000 14,499
Total 871,508
Total Governments (Cost: $880,085) 871,508
Municipal Bonds ( 0 .1% )
Municipal Bonds ( 0 .1% )
North Texas Tollway Authority
6.718%, 1/1/49 RB   1,207,000 1,321
The Ohio State University
4.800%, 6/1/11 RB   144,000 119
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB   2,295,000 1,947
The University of Texas System
2.439%, 8/15/49 RB   765,000 471
Total Municipal Bonds (Cost: $4,954) 3,858
Structured Products ( 43 .7% )
Asset Backed Securities ( 6 .0% )
Ally Auto Receivables Trust, Series 2022-3,
Class A4
5.070%, 6/15/31  524,524 525
AmeriCredit Automobile Receivables Trust,
Series 2023-2, Class A3
5.810%, 5/18/28  613,777 616
AmeriCredit Automobile Receivables Trust,
Series 2026-1, Class A3 144A 144A
4.150%, 11/18/32 144A  3,037,000 3,019
AutoNation Finance Trust, Series 2025-1A,
Class A3 144A 144A
4.620%, 11/13/29 144A  1,891,000 1,895
Avis Budget Rental Car Funding AESOP LLC,
Series 2026-4A, Class A 144A 144A
5.090%, 12/20/32 144A  2,124,000 2,126
Barings Equipment Finance LLC, Series 2026-
A, Class A3 144A 144A
4.080%, 7/13/33 144A  1,166,000 1,152
CarMax Auto Owner Trust, Series 2025-2,
Class A3
4.480%, 3/15/30  4,491,000 4,496
CarMax Auto Owner Trust, Series 2025-3,
Class A3
4.350%, 7/15/30  2,564,000 2,564
CarMax Auto Owner Trust, Series 2025-3,
Class A4
4.470%, 1/15/31  1,793,000 1,792
Chase Auto Owner Trust, Series 2022-AA,
Class A4 144A 144A
3.990%, 3/27/28 144A  644,769 644
College Avenue Student Loans LLC, Series
2017-A, Class A1 144A 144A
5.413%, (US SOFR 1 Month plus 1.765%),
11/26/46 144A  343,968 347
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
College Avenue Student Loans LLC, Series
2018-A, Class A2 144A 144A
4.130%, 12/26/47 144A  321,482 314
College Avenue Student Loans LLC, Series
2019-A, Class A2 144A 144A
3.280%, 12/28/48 144A  683,573 653
Ford Credit Auto Owner Trust, Series 2025-1,
Class A 144A 144A
4.860%, 8/15/37 144A ∑ 3,427,000 3,459
Ford Credit Auto Owner Trust, Series 2025-2,
Class A 144A 144A
4.370%, 2/15/38 144A ∑ 956,000 947
Ford Credit Auto Owner Trust, Series 2026-1,
Class A 144A 144A
4.320%, 8/15/38 144A ∑ 7,209,000 7,127
Ford Credit Floorplan Master Owner Trust,
Series 2026-1, Class A
4.420%, 5/15/31  4,720,000 4,708
GM Financial Automobile Leasing Trust, Series
2026-2, Class A3
4.300%, 3/20/29  1,252,000 1,250
GM Financial Consumer Automobile
Receivables Trust, Series 2025-4, Class A3
3.840%, 2/18/31  1,494,000 1,479
GM Financial Revolving Receivables Trust,
Series 2025-1, Class A 144A 144A
4.640%, 12/11/37 144A  1,237,000 1,240
GMF Floorplan Owner Revolving Trust, Series
2026-1A, Class A1 144A 144A
4.570%, 5/15/31 144A  2,646,000 2,646
GMF Floorplan Owner Revolving Trust, Series
2026-2A, Class A 144A 144A
4.770%, 5/16/33 144A  5,775,000 5,811
Hyundai Auto Lease Securitization Trust,
Series 2025-B, Class A3 144A 144A
4.530%, 4/17/28 144A  3,749,000 3,756
Hyundai Auto Lease Securitization Trust,
Series 2026-B, Class A3 144A 144A
4.210%, 4/16/29 144A  1,884,000 1,877
Hyundai Auto Receivables Trust, Series 2023-
A, Class A4
4.480%, 7/17/28  1,190,057 1,191
Hyundai Auto Receivables Trust, Series 2023-
B, Class A3
5.480%, 4/17/28  299,648 301
Hyundai Auto Receivables Trust, Series 2026-
B, Class A4
4.600%, 2/17/32  3,182,000 3,189
Mercedes-Benz Auto Receivables Trust,
Series 2025-1, Class A3
4.780%, 12/17/29  2,096,000 2,105
Mercedes-Benz Auto Receivables Trust,
Series 2026-1, Class A4
4.470%, 10/15/32  3,502,000 3,500
Navient Private Education Refi Loan Trust,
Series 2018-DA, Class A2A 144A 144A
4.000%, 12/15/59 144A  516,384 513
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A2A 144A 144A
3.420%, 1/15/43 144A  41,970 42

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2 144A 144A
3.130%, 2/15/68 144A  215,888 214
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2A 144A 144A
3.010%, 12/15/59 144A  1,403,690 1,369
Navient Private Education Refi Loan Trust,
Series 2019-FA, Class A2 144A 144A
2.600%, 8/15/68 144A  755,259 729
Navient Private Education Refi Loan Trust,
Series 2020-EA, Class A 144A 144A
1.690%, 5/15/69 144A  49,097 46
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A 144A 144A
1.170%, 9/16/69 144A  869,013 814
Navient Private Education Refi Loan Trust,
Series 2021-BA, Class A 144A 144A
0.940%, 7/15/69 144A  433,336 394
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A 144A 144A
1.060%, 10/15/69 144A  1,527,119 1,385
Navient Private Education Refi Loan Trust,
Series 2021-EA, Class A 144A 144A
0.970%, 12/16/69 144A  2,653,608 2,365
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A 144A 144A
1.110%, 2/18/70 144A  1,715,410 1,514
Navient Private Education Refi Loan Trust,
Series 2021-GA, Class A 144A 144A
1.580%, 4/15/70 144A  438,822 394
Navient Private Education Refi Loan Trust,
Series 2022-A, Class A 144A 144A
2.230%, 7/15/70 144A  4,403,605 4,023
Navient Refinance Loan Trust, Series 2026-A,
Class A 144A 144A
4.500%, 1/18/56 144A  4,910,658 4,841
Navient Refinance Loan Trust, Series 2026-B,
Class A 144A 144A
5.070%, 6/15/56 144A  5,249,000 5,248
Navient Student Loan Trust, Series 2021-3A,
Class A1A 144A 144A
1.770%, 8/25/70 144A  1,877,262 1,621
Navient Student Loan Trust, Series 2025-C,
Class A 144A 144A
4.800%, 10/15/55 144A  1,988,776 1,979
Nelnet Student Loan Trust, Series 2005-1,
Class A5
4.040%, (US 90 Day Average SOFR plus
0.372%), 10/25/33  1,949,552 1,938
Nissan Auto Lease Trust, Series 2026-A,
Class A3
3.870%, 3/15/29  1,536,000 1,523
Santander Drive Auto Receivables Trust,
Series 2024-3, Class A3
5.630%, 1/16/29  243,073 243
Santander Drive Auto Receivables Trust,
Series 2025-2, Class A3
4.670%, 8/15/29  2,360,000 2,363
Santander Drive Auto Receivables Trust,
Series 2025-3, Class A3
4.380%, 1/15/30  2,895,000 2,896
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SBNA Auto Receivables Trust, Series 2024-A,
Class A3 144A 144A
5.320%, 12/15/28 144A  145,086 145
SBNA Auto Receivables Trust, Series 2024-A,
Class A4 144A 144A
5.210%, 4/16/29 144A  636,000 638
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A3 144A 144A
4.950%, 5/21/29 144A  1,486,760 1,491
SFS Auto Receivables Securitization Trust,
Series 2024-1A, Class A4 144A 144A
4.940%, 1/21/31 144A  557,000 560
SFS Auto Receivables Securitization Trust,
Series 2024-2A, Class A3 144A 144A
5.330%, 11/20/29 144A  1,321,136 1,329
SFS Auto Receivables Securitization Trust,
Series 2025-2A, Class A4 144A 144A
4.580%, 5/20/31 144A  1,765,000 1,766
SFS Auto Receivables Securitization Trust,
Series 2026-1A, Class A3 144A 144A
3.960%, 7/21/31 144A  3,016,000 2,977
SFS Auto Receivables Securitization Trust,
Series 2026-2A, Class A4 144A 144A
4.690%, 5/20/33 144A  1,396,000 1,402
SMB Private Education Loan Trust, Series
2021-A, Class APT1 144A 144A
1.070%, 1/15/53 144A  2,379,174 2,183
SoFi Professional Loan Program LLC, Series
2021-B, Class AFX 144A 144A
1.140%, 2/15/47 144A  1,305,298 1,139
Stellantis Finance US, Inc., Series 2025-CA,
Class A3 144A 144A
4.110%, 4/20/29 144A  2,880,000 2,862
Synchrony Card Funding LLC, Series 2026-
A1, Class A
4.180%, 3/15/32  1,922,000 1,906
T-Mobile US Trust, Series 2024-2A, Class A 144A 144A
4.250%, 5/21/29 144A  6,373,000 6,371
Toyota Auto Loan Extended Note Trust, Series
2024-1A, Class A 144A 144A
5.160%, 11/25/36 144A  7,187,000 7,310
Toyota Auto Loan Extended Note Trust, Series
2026-1A, Class A 144A 144A
4.580%, 4/25/39 144A  7,123,000 7,115
Toyota Lease Owner Trust, Series 2026-A,
Class A3 144A 144A
3.820%, 2/20/29 144A  1,818,000 1,803
USB Auto Owner Trust, Series 2025-1A,
Class A3 144A 144A
4.490%, 6/17/30 144A  2,155,000 2,157
USB Auto Owner Trust, Series 2025-1A,
Class A4 144A 144A
4.620%, 12/16/30 144A  644,000 645
Verizon Master Trust, Series 2024-7, Class A 144A 144A
4.350%, 8/20/32 144A  207,000 206
Verizon Master Trust, Series 2025-10, Class A 144A 144A
4.280%, 10/20/33 144A  3,118,000 3,084
Verizon Master Trust, Series 2025-2, Class A 144A 144A
4.940%, 1/20/33 144A  5,536,000 5,604
Verizon Master Trust, Series 2025-4, Class A 144A 144A
4.760%, 3/21/33 144A  3,564,000 3,593

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Verizon Master Trust, Series 2026-2,
Class A1A
4.510%, 6/21/32  7,432,000 7,439
World Omni Auto Receivables Trust, Series
2026-B, Class A3
4.370%, 6/16/31  5,000,000 4,990
Yamaha Motor Master Trust II, Series 2026-A,
Class A1 144A 144A
4.430%, 4/15/31 144A  2,441,000 2,425
Total 172,323
Mortgage Securities ( 37 .7% )
Angel Oak Mortgage Trust, Series 2021-6,
Class A1 144A 144A
1.458%, (AFC), 9/25/66 144A  1,187,337 995
BANK, Series 2022-BNK44, Class A5
5.934%, (CSTR), 11/15/55  1,073,000 1,112
BANK5 Trust, Series 2026-5YR22, Class A3
5.713%, (AFC), 6/15/59  4,201,000 4,333
BANK5, Series 2026-5YR21, Class A3
5.525%, 4/15/59  1,305,000 1,336
BBCMS Mortgage Trust, Series 2018-C2,
Class ASB
4.236%, 12/15/51  303,613 302
BBCMS Mortgage Trust, Series 2021-C12,
Class A5
2.689%, 11/15/54  721,000 639
BBCMS Mortgage Trust, Series 2022-C17,
Class A5
4.441%, 9/15/55  917,000 888
BBCMS Mortgage Trust, Series 2025-5C33,
Class A4
5.839%, 3/15/58  1,792,000 1,844
BBCMS Mortgage Trust, Series 2025-5C37,
Class A3
5.015%, 9/15/58  451,000 453
BBCMS Mortgage Trust, Series 2026-5C42,
Class A3
5.598%, 6/15/59  1,858,000 1,911
Benchmark Mortgage Trust, Series 2021-B25,
Class A4
2.268%, 4/15/54  910,000 828
Benchmark Mortgage Trust, Series 2026-V21,
Class A3
5.126%, 3/15/59  1,856,000 1,870
Benchmark Mortgage Trust, Series 2026-V22,
Class A3
5.468%, 5/15/59  2,798,000 2,859
Bunker Hill Loan Depositary Trust, Series
2019-2, Class A1 144A 144A
2.879%, (AFC), 7/25/49 144A ∑ 258,194 254
BX Trust, Series 2025-VLT7, Class A 144A 144A
5.325%, (US SOFR 1 Month plus 1.700%),
7/15/44 144A  1,737,000 1,737
BX Trust, Series 2025-VOLT, Class A 144A 144A
5.325%, (US SOFR 1 Month plus 1.700%),
12/15/44 144A  3,160,000 3,163
Citigroup Mortgage Loan Trust, Series 2005-1,
Class 3A1
6.500%, 4/25/35  42,097 43
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2021-2,
Class A1 144A 144A
0.924%, (AFC), 8/25/66 144A  1,456,878 1,244
COLT Mortgage Loan Trust, Series 2021-4,
Class A1 144A 144A
1.397%, (AFC), 10/25/66 144A  1,641,837 1,394
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class ASB
3.142%, 6/15/52  783,905 770
Federal Home Loan Mortgage Corp.
2.000%, 10/1/31  1,671,829 1,579
2.500%, 7/1/33  1,778,657 1,753
2.500%, 8/1/43  2,464,367 2,189
2.500%, 6/1/46  2,841,910 2,518
2.500%, 11/1/46  2,017,439 1,736
2.500%, 8/1/50  1,778,672 1,524
2.500%, 10/1/50  1,224,628 1,046
2.500%, 5/1/51  4,492,268 3,847
2.500%, 7/1/51  2,230,447 1,906
2.500%, 9/1/51  5,174,543 4,436
2.500%, 11/1/51  1,045,390 891
2.500%, 1/1/52  27,262,327 23,272
2.500%, 2/1/52  584,615 498
2.500%, 3/1/52  1,844,500 1,568
2.500%, 4/1/52  3,446,097 2,943
3.000%, 9/1/30  2,063,985 2,030
3.000%, 7/1/33  927,332 910
3.000%, 3/1/43  961,891 871
3.000%, 4/1/43  3,837,792 3,485
3.000%, 8/1/43  1,708,158 1,549
3.000%, 6/1/44  2,679,299 2,432
3.000%, 2/1/45  3,374,102 3,043
3.000%, 4/1/45  4,036,393 3,654
3.000%, 1/1/46  1,634,332 1,486
3.000%, 9/1/46  2,578,649 2,312
3.000%, 12/1/46  8,997,208 8,129
3.000%, 2/1/47  604,167 549
3.000%, 4/1/47  11,622,339 10,406
3.000%, 11/1/48  2,295,970 2,050
3.000%, 4/1/49  2,132,643 1,907
3.000%, 5/1/49  1,304,839 1,169
3.000%, 1/1/50  2,654,324 2,374
3.728%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.622%),
2/1/50  1,267,546 1,298
4.000%, 3/1/50  4,835,078 4,601
4.159%, (US 30 Day Average SOFR plus
2.305%), 5/1/53  4,121,298 4,140
4.235%, (US 30 Day Average SOFR plus
2.340%), 7/1/56  1,410,000 1,384
4.299%, (US 30 Day Average SOFR plus
2.183%), 6/1/56  2,585,000 2,523
4.500%, 6/1/39  62,624 61
4.500%, 7/1/39  63,124 62
4.500%, 6/1/40  3,946,208 3,911
4.500%, 11/1/40  18,278,079 18,069
4.609%, (US 30 Day Average SOFR plus
2.138%), 5/1/56  12,517,280 12,382
4.699%, (US 30 Day Average SOFR plus
2.335%), 10/1/54  1,866,976 1,860

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.723%, (US 30 Day Average SOFR plus
2.191%), 3/1/56  4,324,631 4,288
4.770%, (US 30 Day Average SOFR plus
2.095%), 6/1/56  2,420,126 2,399
4.795%, (US 30 Day Average SOFR plus
2.146%), 1/1/55  2,212,746 2,232
4.802%, (US 30 Day Average SOFR plus
2.098%), 7/1/56  3,176,000 3,169
4.935%, (US 30 Day Average SOFR plus
2.257%), 2/1/54  823,786 825
4.946%, (US 30 Day Average SOFR plus
2.139%), 2/1/56  4,076,731 4,080
5.000%, 5/1/56  11,625,977 11,431
5.168%, (US 30 Day Average SOFR plus
2.203%), 6/1/55  1,972,369 1,978
5.226%, (US 30 Day Average SOFR plus
2.075%), 7/1/55  956,050 963
5.242%, (US 30 Day Average SOFR plus
2.075%), 7/1/55  2,793,573 2,816
5.305%, (US 30 Day Average SOFR plus
2.330%), 8/1/55  1,440,370 1,453
5.315%, (US 30 Day Average SOFR plus
2.105%), 8/1/55  1,109,090 1,119
5.378%, (US 30 Day Average SOFR plus
2.090%), 5/1/55  674,206 681
5.423%, (US 30 Day Average SOFR plus
2.330%), 8/1/55  1,877,258 1,897
5.500%, 5/1/55  10,450,993 10,517
5.559%, (US 30 Day Average SOFR plus
2.330%), 7/1/55  1,904,798 1,927
6.000%, 9/1/54  14,833,579 15,519
6.000%, 10/1/54  2,521,018 2,638
6.500%, 10/1/54  860,338 912
6.500%, 10/1/55  1,964,239 2,083
Federal Home Loan Mortgage Corp. Stripped,
Series 264, Class 30
3.000%, 7/15/42  1,920,947 1,745
Federal Home Loan Mortgage Corp. Stripped,
Series 326, Class F2
4.257%, (US 30 Day Average SOFR plus
0.665%), 3/15/44  913,002 909
Federal Home Loan Mortgage Corp., Series
2439, Class LH
6.000%, 4/15/32  67,153 69
Federal Home Loan Mortgage Corp., Series
3693, Class FC
4.207%, (US 30 Day Average SOFR plus
0.615%), 7/15/40  595,146 592
Federal Home Loan Mortgage Corp., Series
3919, Class FA
4.207%, (US 30 Day Average SOFR plus
0.615%), 9/15/41  585,948 583
Federal Home Loan Mortgage Corp., Series
3958, Class AF
4.157%, (US 30 Day Average SOFR plus
0.565%), 11/15/41  527,473 524
Federal Home Loan Mortgage Corp., Series
3975, Class FA
4.197%, (US 30 Day Average SOFR plus
0.605%), 12/15/41  484,207 482
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
3990, Class FG
4.157%, (US 30 Day Average SOFR plus
0.565%), 1/15/42  599,261 596
Federal Home Loan Mortgage Corp., Series
4059, Class FP
4.157%, (US 30 Day Average SOFR plus
0.565%), 6/15/42  724,919 719
Federal Home Loan Mortgage Corp., Series
4091, Class BX
3.250%, 10/15/41  1,211,281 1,132
Federal Home Loan Mortgage Corp., Series
4091, Class EX
3.375%, 7/15/42  732,141 682
Federal Home Loan Mortgage Corp., Series
4091, Class FN
4.107%, (US 30 Day Average SOFR plus
0.515%), 8/15/42  715,084 707
Federal Home Loan Mortgage Corp., Series
4091, Class MX
3.250%, 2/15/42  915,412 850
Federal Home Loan Mortgage Corp., Series
4160, Class HP
2.500%, 1/15/33  617,791 589
Federal Home Loan Mortgage Corp., Series
4177, Class HB
2.500%, 10/15/42  823,595 734
Federal Home Loan Mortgage Corp., Series
4184, Class FN
4.057%, (US 30 Day Average SOFR plus
0.465%), 3/15/43  413,865 408
Federal Home Loan Mortgage Corp., Series
4240, Class FA
4.207%, (US 30 Day Average SOFR plus
0.615%), 8/15/43  2,205,980 2,189
Federal Home Loan Mortgage Corp., Series
4281, Class FA
4.107%, (US 30 Day Average SOFR plus
0.515%), 12/15/43  315,677 313
Federal Home Loan Mortgage Corp., Series
4290, Class LF
4.107%, (US 30 Day Average SOFR plus
0.515%), 7/15/35  667,039 663
Federal Home Loan Mortgage Corp., Series
4303, Class FA
4.057%, (US 30 Day Average SOFR plus
0.465%), 2/15/44  584,651 577
Federal Home Loan Mortgage Corp., Series
4427, Class CE
3.000%, 2/15/34  93,219 93
Federal Home Loan Mortgage Corp., Series
4446, Class CP
2.250%, 3/15/45  1,014,753 904
Federal Home Loan Mortgage Corp., Series
4587, Class AF
4.057%, (US 30 Day Average SOFR plus
0.465%), 6/15/46  932,171 927
Federal Home Loan Mortgage Corp., Series
4604, Class FB
4.107%, (US 30 Day Average SOFR plus
0.515%), 8/15/46  1,953,456 1,938

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
4611, Class BF
4.107%, (US 30 Day Average SOFR plus
0.515%), 6/15/41  7,459,927 7,394
Federal Home Loan Mortgage Corp., Series
4620, Class LF
4.107%, (US 30 Day Average SOFR plus
0.515%), 10/15/46  1,039,363 1,032
Federal Home Loan Mortgage Corp., Series
4709, Class FA
4.007%, (US 30 Day Average SOFR plus
0.415%), 8/15/47  779,654 770
Federal Home Loan Mortgage Corp., Series
4719, Class LA
3.500%, 9/15/47  1,080,328 1,001
Federal Home Loan Mortgage Corp., Series
4719, Class LM
3.000%, 9/15/47  840,005 754
Federal Home Loan Mortgage Corp., Series
4826, Class KF
4.007%, (US 30 Day Average SOFR plus
0.415%), 9/15/48  745,338 730
Federal Home Loan Mortgage Corp., Series
4854, Class FB
4.007%, (US 30 Day Average SOFR plus
0.415%), 1/15/49  1,951,836 1,932
Federal Home Loan Mortgage Corp., Series
4857, Class JA
3.350%, 1/15/49  3,020,453 2,881
Federal Home Loan Mortgage Corp., Series
4880, Class DA
3.000%, 5/15/50  1,431,496 1,311
Federal Home Loan Mortgage Corp., Series
4903, Class NF
4.142%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  650,550 641
Federal Home Loan Mortgage Corp., Series
4927, Class BG
3.000%, 11/25/49  1,455,670 1,332
Federal Home Loan Mortgage Corp., Series
4937, Class MD
2.500%, 10/25/49  1,440,082 1,267
Federal Home Loan Mortgage Corp., Series
4940, Class AG
3.000%, 5/15/40  879,625 830
Federal Home Loan Mortgage Corp., Series
4944, Class AC
2.400%, 5/15/44  2,468,630 2,193
Federal Home Loan Mortgage Corp., Series
4951, Class EA
2.500%, 9/15/44  912,900 807
Federal Home Loan Mortgage Corp., Series
4954, Class LB
2.500%, 2/25/50  660,644 576
Federal Home Loan Mortgage Corp., Series
4957, Class MY
3.000%, 2/25/50  1,143,000 958
Federal Home Loan Mortgage Corp., Series
4988, Class KF
4.092%, (US 30 Day Average SOFR plus
0.465%), 7/25/50  1,100,839 1,090
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series
5020, Class ET
3.500%, 10/25/50  1,324,166 1,211
Federal Home Loan Mortgage Corp., Series
5091, Class AB
1.500%, 3/25/51  2,298,714 1,861
Federal Home Loan Mortgage Corp., Series
5092, Class HE
2.000%, 2/25/51  1,574,112 1,318
Federal Home Loan Mortgage Corp., Series
5118, Class CA
1.500%, 10/15/33  1,404,084 1,297
Federal Home Loan Mortgage Corp., Series
5202, Class TA
2.500%, 12/25/48  2,575,675 2,341
Federal Home Loan Mortgage Corp., Series
5217, Class CD
2.500%, 7/25/49  1,353,794 1,256
Federal Home Loan Mortgage Corp., Series
5228, Class TN
3.500%, 7/25/39  1,141,912 1,090
Federal Home Loan Mortgage Corp., Series
5335, Class FB
4.407%, (US 30 Day Average SOFR plus
0.815%), 10/15/39  2,509,858 2,524
Federal Home Loan Mortgage Corp., Series
5396, Class HF
4.578%, (US 30 Day Average SOFR plus
0.950%), 4/25/54  3,331,797 3,349
Federal Home Loan Mortgage Corp., Series
5410, Class JY
3.000%, 3/15/44  1,782,000 1,532
Federal Home Loan Mortgage Corp., Series
5451, Class FD
4.107%, (US 30 Day Average SOFR plus
0.515%), 1/15/44  1,160,402 1,147
Federal Home Loan Mortgage Corp., Series
5452, Class KY
3.000%, 3/15/44  1,863,000 1,617
Federal Home Loan Mortgage Corp., Series
5529, Class HA
3.000%, 3/15/43  926,271 874
Federal National Mortgage Association
2.000%, 2/1/31  3,896,624 3,728
2.000%, 6/1/31  2,933,513 2,791
2.000%, 7/1/31  2,772,744 2,633
2.000%, 12/1/40  10,258,684 8,990
2.000%, 10/1/41  3,300,085 2,878
2.000%, 11/1/41  1,073,507 936
2.000%, 4/1/42  1,743,436 1,519
2.500%, 8/1/41  1,616,704 1,442
2.500%, 2/1/42  1,727,359 1,538
2.500%, 11/1/42  1,124,199 992
2.500%, 12/1/47  4,473,577 3,930
2.500%, 9/1/50  5,748,505 4,915
2.500%, 10/1/50  3,046,821 2,606
2.500%, 11/1/50  1,130,845 964
2.500%, 2/1/51  2,572,835 2,199
2.500%, 5/1/51  1,693,653 1,444
2.500%, 6/1/51  2,624,558 2,242
2.500%, 3/1/52  9,361,998 7,993

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
2.500%, 5/1/52  1,275,716 1,090
2.749%, (FTSE USD IBOR Consumer Cash
Fallbacks Term 1 Year plus 1.606%),
6/1/50  1,008,336 976
3.000%, 10/1/30  3,746,404 3,692
3.000%, 11/1/31  2,098,479 2,063
3.000%, 6/1/35  1,442,337 1,403
3.000%, 3/1/40  675,778 647
3.000%, 8/1/42  1,004,901 913
3.000%, 11/1/42  1,581,046 1,437
3.000%, 1/1/43  1,268,714 1,195
3.000%, 2/1/43  9,639,615 8,747
3.000%, 7/1/43  1,329,146 1,201
3.000%, 9/1/43  1,376,561 1,254
3.000%, 12/1/43  1,701,074 1,538
3.000%, 1/1/44  1,970,230 1,784
3.000%, 10/1/44  3,142,522 2,846
3.000%, 2/1/45  998,458 903
3.000%, 3/1/45  4,193,806 3,780
3.000%, 10/1/46  3,197,960 2,890
3.000%, 11/1/46  4,957,099 4,437
3.000%, 12/1/46  7,177,103 6,432
3.000%, 12/1/47  926,184 833
3.000%, 1/1/48  1,785,696 1,619
3.000%, 2/1/48  1,192,882 1,072
3.000%, 4/1/48  8,321,190 7,533
3.000%, 1/1/49  665,722 602
3.000%, 10/1/49  21,108,876 19,121
3.000%, 2/1/50  23,006,096 20,565
3.000%, 5/1/50  5,633,803 5,076
3.000%, 7/1/50  11,664,295 10,464
3.000%, 7/1/52  1,163,169 1,053
3.000%, 10/1/52  8,323,027 7,464
3.000%, 2/1/55  920,280 825
3.000%, 7/1/60  11,898,413 10,411
4.000%, 3/1/35  211,345 210
4.000%, 10/1/37  4,099 4
4.000%, 9/1/45  306,300 293
4.000%, 1/1/46  1,572,144 1,505
4.000%, 3/1/47  624,761 597
4.000%, 4/1/47  165,098 158
4.000%, 10/1/47  195,601 187
4.000%, 12/1/48  817,893 780
4.086%, (US 30 Day Average SOFR plus
2.310%), 7/1/56  1,436,000 1,408
4.093%, (US 30 Day Average SOFR plus
2.120%), 9/1/52  1,937,852 1,950
4.129%, (US 30 Day Average SOFR plus
2.135%), 10/1/52  4,760,414 4,790
4.130%, (US 30 Day Average SOFR plus
2.125%), 11/1/52  1,679,462 1,687
4.278%, (US 30 Day Average SOFR plus
2.310%), 7/1/56  1,427,000 1,407
4.322%, (US 30 Day Average SOFR plus
2.158%), 1/1/55  2,090,604 2,109
4.366%, (US 30 Day Average SOFR plus
2.126%), 7/1/52  2,505,818 2,495
4.500%, 11/1/40  8,709,784 8,610
4.500%, 3/1/43  893,921 884
4.500%, 10/1/45  1,370,840 1,343
4.500%, 2/1/46  50,256 49
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
4.567%, (US 30 Day Average SOFR plus
2.104%), 7/1/56  3,335,000 3,298
4.578%, (US 30 Day Average SOFR plus
2.127%), 8/1/52  2,780,074 2,779
4.621%, (US 30 Day Average SOFR plus
2.129%), 8/1/52  1,564,784 1,566
4.672%, (US 30 Day Average SOFR plus
2.299%), 4/1/53  8,740,373 8,776
4.800%, (US 30 Day Average SOFR plus
2.050%), 6/1/56  1,775,000 1,776
4.832%, (US 30 Day Average SOFR plus
2.124%), 6/1/56  5,206,000 5,206
4.850%, (US 30 Day Average SOFR plus
4.553%), 7/1/54  4,262,205 4,270
4.867%, (US 30 Day Average SOFR plus
2.300%), 6/1/56  2,402,000 2,404
4.964%, (US 30 Day Average SOFR plus
2.310%), 5/1/55  2,024,260 2,030
5.016%, (US 30 Day Average SOFR plus
2.300%), 4/1/56  1,345,653 1,349
5.161%, (US 30 Day Average SOFR plus
2.318%), 2/1/55  2,941,398 2,966
5.288%, (US 30 Day Average SOFR plus
2.339%), 8/1/54  2,561,820 2,593
5.500%, 2/1/54  10,916,989 11,029
5.500%, 5/1/55  5,180,999 5,228
5.500%, 7/1/55  17,487,308 17,599
5.585%, (US 30 Day Average SOFR plus
2.060%), 8/1/55  1,848,562 1,880
5.587%, (US 30 Day Average SOFR plus
2.097%), 12/1/53  1,059,563 1,075
6.000%, 12/1/53  1,144,596 1,191
6.000%, 6/1/54  1,786,492 1,867
6.000%, 7/1/54  1,968,385 2,060
6.000%, 9/1/54  4,697,682 4,915
6.000%, 10/1/54  836,218 875
6.000%, 4/1/55  13,770,832 14,104
6.000%, 5/1/55  8,600,106 8,811
6.000%, 10/1/55  1,968,954 2,060
6.000%, 11/1/55  5,425,606 5,682
6.500%, 9/1/54  2,004,075 2,125
6.500%, 10/1/54  1,367,410 1,450
6.500%, 11/1/55  1,690,442 1,791
Federal National Mortgage Association, Series
2010-107, Class FB
4.152%, (US 30 Day Average SOFR plus
0.525%), 9/25/40  537,857 534
Federal National Mortgage Association, Series
2011-111, Class DB
4.000%, 11/25/41  1,211,482 1,163
Federal National Mortgage Association, Series
2011-117, Class AF
4.192%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  481,671 478
Federal National Mortgage Association, Series
2011-117, Class FA
4.192%, (US 30 Day Average SOFR plus
0.565%), 11/25/41  1,131,752 1,124

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2011-127, Class FC
4.192%, (US 30 Day Average SOFR plus
0.565%), 12/25/41  520,638 517
Federal National Mortgage Association, Series
2011-142, Class EF
4.242%, (US 30 Day Average SOFR plus
0.615%), 1/25/42  593,296 590
Federal National Mortgage Association, Series
2011-55, Class FH
4.182%, (US 30 Day Average SOFR plus
0.555%), 6/25/41  397,750 396
Federal National Mortgage Association, Series
2012-12, Class FA
4.242%, (US 30 Day Average SOFR plus
0.615%), 2/25/42  515,578 513
Federal National Mortgage Association, Series
2012-47, Class JF
4.242%, (US 30 Day Average SOFR plus
0.615%), 5/25/42  701,073 697
Federal National Mortgage Association, Series
2013-11, Class AP
1.500%, 1/25/43  1,645,019 1,503
Federal National Mortgage Association, Series
2014-25, Class EL
3.000%, 5/25/44  1,144,736 1,039
Federal National Mortgage Association, Series
2014-74, Class FC
4.142%, (US 30 Day Average SOFR plus
0.515%), 11/25/44  578,023 571
Federal National Mortgage Association, Series
2015-32, Class FA
4.042%, (US 30 Day Average SOFR plus
0.415%), 5/25/45  1,078,907 1,057
Federal National Mortgage Association, Series
2015-48, Class FB
4.042%, (US 30 Day Average SOFR plus
0.415%), 7/25/45  1,268,904 1,244
Federal National Mortgage Association, Series
2015-72, Class GL
3.000%, 10/25/45  888,000 777
Federal National Mortgage Association, Series
2015-8, Class AP
2.000%, 3/25/45  1,941,492 1,733
Federal National Mortgage Association, Series
2015-84, Class PA
1.700%, 8/25/33  1,164,855 1,095
Federal National Mortgage Association, Series
2016-11, Class CF
4.092%, (US 30 Day Average SOFR plus
0.465%), 3/25/46  533,851 529
Federal National Mortgage Association, Series
2016-19, Class FD
4.142%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  3,122,141 3,104
Federal National Mortgage Association, Series
2016-22, Class FA
4.142%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,428,697 1,417
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-22, Class FG
4.142%, (US 30 Day Average SOFR plus
0.515%), 4/25/46  1,253,216 1,243
Federal National Mortgage Association, Series
2016-48, Class MA
2.000%, 6/25/38  2,155,341 2,008
Federal National Mortgage Association, Series
2016-57, Class PC
1.750%, 6/25/46  5,382,387 4,564
Federal National Mortgage Association, Series
2016-64, Class BC
1.750%, 9/25/46  1,200,750 1,118
Federal National Mortgage Association, Series
2016-64, Class PE
2.500%, 9/25/46  1,020,000 787
Federal National Mortgage Association, Series
2016-69, Class BF
4.142%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  1,126,014 1,118
Federal National Mortgage Association, Series
2016-75, Class FE
4.142%, (US 30 Day Average SOFR plus
0.515%), 10/25/46  831,234 826
Federal National Mortgage Association, Series
2016-78, Class FA
4.142%, (US 30 Day Average SOFR plus
0.515%), 3/25/44  523,089 518
Federal National Mortgage Association, Series
2016-79, Class FH
4.142%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  853,985 848
Federal National Mortgage Association, Series
2016-82, Class FE
4.142%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,865,505 1,854
Federal National Mortgage Association, Series
2016-82, Class FH
4.142%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  1,755,501 1,742
Federal National Mortgage Association, Series
2016-84, Class FB
4.142%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  847,072 840
Federal National Mortgage Association, Series
2016-86, Class FE
4.142%, (US 30 Day Average SOFR plus
0.515%), 11/25/46  2,167,112 2,149
Federal National Mortgage Association, Series
2016-91, Class AF
4.142%, (US 30 Day Average SOFR plus
0.515%), 12/25/46  740,689 737
Federal National Mortgage Association, Series
2017-11, Class FA
4.142%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  319,764 318
Federal National Mortgage Association, Series
2017-113, Class FB
3.992%, (US 30 Day Average SOFR plus
0.365%), 1/25/48  325,804 322

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2017-12, Class FD
4.142%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  843,748 838
Federal National Mortgage Association, Series
2017-23, Class FA
4.142%, (US 30 Day Average SOFR plus
0.515%), 4/25/47  971,497 965
Federal National Mortgage Association, Series
2017-26, Class FA
4.092%, (US 30 Day Average SOFR plus
0.465%), 4/25/47  2,088,072 2,073
Federal National Mortgage Association, Series
2017-35, Class MC
2.625%, 12/25/44  590,368 573
Federal National Mortgage Association, Series
2017-82, Class FE
3.992%, (US 30 Day Average SOFR plus
0.365%), 10/25/47  699,671 695
Federal National Mortgage Association, Series
2017-9, Class BF
4.142%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  1,039,749 1,032
Federal National Mortgage Association, Series
2017-9, Class DF
4.142%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  742,428 737
Federal National Mortgage Association, Series
2017-9, Class EF
4.142%, (US 30 Day Average SOFR plus
0.515%), 3/25/47  382,650 380
Federal National Mortgage Association, Series
2017-96, Class FB
4.042%, (US 30 Day Average SOFR plus
0.415%), 12/25/47  1,312,130 1,296
Federal National Mortgage Association, Series
2018-1, Class FA
3.992%, (US 30 Day Average SOFR plus
0.365%), 2/25/48  418,987 414
Federal National Mortgage Association, Series
2018-14, Class KC
3.000%, 3/25/48  1,465,618 1,387
Federal National Mortgage Association, Series
2018-36, Class FD
3.992%, (US 30 Day Average SOFR plus
0.365%), 6/25/48  1,707,311 1,691
Federal National Mortgage Association, Series
2018-38, Class MA
3.300%, 6/25/48  1,581,945 1,501
Federal National Mortgage Association, Series
2018-45, Class TM
3.000%, 6/25/48  1,310,592 1,171
Federal National Mortgage Association, Series
2018-55, Class GA
3.375%, 8/25/48  1,211,245 1,152
Federal National Mortgage Association, Series
2018-64, Class A
3.000%, 9/25/48  1,203,764 1,068
Federal National Mortgage Association, Series
2018-85, Class EA
3.500%, 12/25/48  867,332 833
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2019-25, Class PA
3.000%, 5/25/48  1,645,656 1,523
Federal National Mortgage Association, Series
2019-43, Class FC
4.142%, (US 30 Day Average SOFR plus
0.515%), 8/25/49  1,249,740 1,232
Federal National Mortgage Association, Series
2020-34, Class AG
2.000%, 6/25/35  2,202,002 2,084
Federal National Mortgage Association, Series
2020-48, Class AB
2.000%, 7/25/50  984,278 816
Federal National Mortgage Association, Series
2020-59, Class NC
3.000%, 8/25/40  1,424,718 1,320
Federal National Mortgage Association, Series
2021-40, Class DW
2.000%, 6/25/41  319,082 282
Federal National Mortgage Association, Series
2021-78, Class ND
1.500%, 11/25/51  2,421,703 1,961
Federal National Mortgage Association, Series
2022-6, Class CB
2.125%, 2/25/52  744,000 443
Federal National Mortgage Association, Series
2022-62, Class KA
3.250%, 9/25/52  956,581 889
Federal National Mortgage Association, Series
2023-37, Class FH
4.142%, (US 30 Day Average SOFR plus
0.515%), 1/25/50  2,649,845 2,615
Federal National Mortgage Association, Series
2023-38, Class FC
4.292%, (US 30 Day Average SOFR plus
0.665%), 6/25/40  1,928,852 1,927
Federal National Mortgage Association, Series
2023-38, Class FD
4.477%, (US 30 Day Average SOFR plus
0.865%), (AFC), 10/25/39  587,928 586
Federal National Mortgage Association, Series
2025-67, Class BY
2.500%, 1/25/57  1,321,000 908
Federal National Mortgage Association, Series
2025-95, Class FC
4.328%, (US 30 Day Average SOFR plus
0.700%), 9/25/52  4,104,404 4,106
Federal National Mortgage Association, Series
2025-98, Class PK
4.500%, 8/25/54  12,085,270 11,847
Government National Mortgage Association
2.000%, 10/20/50  10,715,559 8,809
2.000%, 11/20/50  20,225,319 16,595
2.000%, 12/20/50  17,691,597 14,516
2.000%, 1/20/51  3,920,932 3,217
2.000%, 2/20/51  42,497,121 34,868
2.500%, 12/20/37  1,683,781 1,576
2.500%, 6/20/38  3,149,688 2,944
2.500%, 7/20/50  9,722,488 8,218
3.000%, 6/20/43  1,763,953 1,576
3.000%, 8/20/43  546,217 488

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
3.000%, 11/15/47  5,061,810 4,630
3.000%, 10/20/50  4,350,978 3,871
3.500%, 4/20/48  1,066,786 993
3.500%, 4/20/51  15,021,833 13,734
3.500%, 5/20/52  6,344,257 5,789
4.000%, 10/20/52  17,179,697 16,197
6.000%, 1/20/53  6,191,288 6,413
Government National Mortgage Association
TBA
5.500%, 7/20/56  11,200,000 11,255
Government National Mortgage Association,
Series 2010-163, Class NC
4.000%, 12/20/40  1,185,190 1,164
Government National Mortgage Association,
Series 2013-152, Class HA
2.500%, 6/20/43  1,390,718 1,280
Government National Mortgage Association,
Series 2014-133, Class BP
2.250%, 9/20/44  1,077,407 962
Government National Mortgage Association,
Series 2014-181, Class L
3.000%, 12/20/44  1,003,904 903
Government National Mortgage Association,
Series 2015-144, Class CA
2.500%, 10/20/45  1,535,549 1,345
Government National Mortgage Association,
Series 2016-93, Class AB
1.750%, 7/20/44  2,106,899 1,770
Government National Mortgage Association,
Series 2016-99, Class TL
2.000%, 4/16/44  2,709,078 2,269
Government National Mortgage Association,
Series 2017-139, Class GA
3.000%, 9/20/47  3,565,017 3,202
Government National Mortgage Association,
Series 2019-158, Class PG
2.250%, 12/20/49  793,538 667
Government National Mortgage Association,
Series 2019-158, Class PK
1.750%, 12/20/49  991,847 808
Government National Mortgage Association,
Series 2019-158, Class PL
1.500%, 12/20/49  1,844,938 1,478
Government National Mortgage Association,
Series 2019-78, Class PT
2.500%, 8/20/44  953,210 850
Government National Mortgage Association,
Series 2019-96, Class DE
2.350%, 8/20/49  582,204 495
Government National Mortgage Association,
Series 2020-112, Class AB
1.500%, 8/20/50  1,984,041 1,585
Government National Mortgage Association,
Series 2020-17, Class AP
2.250%, 1/20/50  725,653 624
Government National Mortgage Association,
Series 2020-17, Class PD
2.250%, 1/20/50  766,698 650
Government National Mortgage Association,
Series 2020-21, Class GV
2.250%, 10/20/49  676,193 586
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Government National Mortgage Association,
Series 2020-31, Class E
2.000%, 9/20/49  1,759,756 1,510
Government National Mortgage Association,
Series 2020-95, Class A
1.625%, 7/20/50  3,437,294 2,777
Government National Mortgage Association,
Series 2021-27, Class CW
5.000%, 2/20/51  1,846,334 1,809
Government National Mortgage Association,
Series 2021-27, Class Q
5.000%, 2/20/51  1,284,244 1,258
Government National Mortgage Association,
Series 2022-153, Class KA
4.000%, 12/20/49  1,352,847 1,314
Government National Mortgage Association,
Series 2022-197, Class LF
4.309%, (US 30 Day Average SOFR plus
0.700%), 11/20/52  5,528,352 5,508
Government National Mortgage Association,
Series 2022-34, Class DN
3.500%, 9/20/41  2,777,087 2,630
Government National Mortgage Association,
Series 2022-46, Class LY
3.000%, 3/20/52  716,000 594
Government National Mortgage Association,
Series 2022-66, Class Y
3.500%, 4/20/52  886,000 734
Government National Mortgage Association,
Series 2022-78, Class HW
2.500%, 4/20/52  1,247,000 994
Government National Mortgage Association,
Series 2024-110, Class JL
3.000%, 10/20/49  1,918,000 1,651
Government National Mortgage Association,
Series 2024-45, Class BD
2.000%, 3/20/54  1,132,303 1,040
Government National Mortgage Association,
Series 2025-1, Class GC
3.500%, 10/20/51  21,374,294 20,338
Government National Mortgage Association,
Series 2025-7, Class EL
2.500%, 1/20/55  828,000 589
Government National Mortgage Association,
Series 2025-89, Class GT
3.000%, 5/20/55  1,720,410 1,535
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A4
1.721%, 12/12/53  3,499,000 3,126
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49  324,953 324
MFRA Trust, Series 2021-NQM2, Class A1 144A 144A
1.029%, (AFC), 11/25/64 144A  562,609 498
Morgan Stanley Capital I Trust, Series 2020-
HR8, Class A3
1.790%, 7/15/53  1,277,930 1,153
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1 144A 144A
1.027%, (AFC), 11/25/55 144A  151,763 147

Select Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series
2021-4, Class A1 144A 144A
1.162%, (AFC), 8/25/56 144A  1,280,419 1,139
SWCH Commercial Mortgage Trust, Series
2025-DATA, Class A 144A 144A
5.068%, (US SOFR 1 Month plus 1.443%),
3/15/42 144A  2,602,000 2,586
Uniform Mortgage Backed Security TBA
5.000%, 7/13/56  56,600,000 55,610
5.500%, 7/13/56  14,000,000 14,045
5.500%, 8/13/56  24,800,000 24,844
Verus Securitization Trust, Series 2021-1,
Class A1 144A 144A
0.815%, (AFC), 1/25/66 144A  557,240 506
Verus Securitization Trust, Series 2021-2,
Class A1 144A 144A
1.031%, (AFC), 2/25/66 144A  1,027,038 929
Verus Securitization Trust, Series 2021-3,
Class A1 144A 144A
1.046%, (AFC), 6/25/66 144A  915,496 805
Verus Securitization Trust, Series 2021-4,
Class A1 144A 144A
0.938%, (AFC), 7/25/66 144A  1,279,593 1,082
Structured Products (43.7%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-5,
Class A1 144A 144A
1.013%, (AFC), 9/25/66 144A  1,462,952 1,256
Verus Securitization Trust, Series 2021-7,
Class A1 144A 144A
2.829%, (AFC), 10/25/66 144A ∑ 769,856 701
Verus Securitization Trust, Series 2021-8,
Class A1 144A 144A
2.824%, (AFC), 11/25/66 144A  1,409,011 1,284
Verus Securitization Trust, Series 2021-R1,
Class A1 144A 144A
0.820%, (AFC), 10/25/63 144A  163,857 159
Verus Securitization Trust, Series 2021-R3,
Class A1 144A 144A
1.020%, (AFC), 5/25/64 144A  326,345 314
Wells Fargo Commercial Mortgage Trust,
Series 2026-5C10, Class A3
5.789%, 6/15/59  3,436,000 3,540
Total 1,087,997
Total Structured Products (Cost: $1,270,770) 1,260,320
Total Investments (101.4%) (Cost: $2,958,541)
@
2,923,638
Other Assets, Less Liabilities (-1.4%) (41,676)
Net Assets (100.0%) 2,881,962
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026 the value of these securities (in thousands) was $290,172 representing 10.1%
of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,958,541 and the net unrealized depreciation of investments based on that cost was $34,903 which is comprised of $11,001 aggregate gross unrealized appreciation and $45,904 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 787,952 $ —
Governments — 871,508 —
Municipal Bonds — 3,858 —
Structured Products — 1,260,320 —
Total Assets:
$ — $ 2,923,638 $ —

Schedule of Investments
June 30, 2026 (unaudited)
Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 0 .5% ) Shares/ Par
+
Value
$ (000's)
Communications ( 0 .3% )
Beignet Investor LLC 144A 144A
6.581%, 5/30/49 144A 377,000 384
Total 384
Industrial ( 0 .2% )
Vessel Management Services, Inc.
3.432%, 8/15/36 291,000 262
Total 262
Total Corporate Bonds (Cost: $668) 646
144A 144A 144A
Governments ( 131 .8% )
Governments ( 131 .8% )
Resolution Funding Corp. Strip Coupon
0.000%, 4/15/28 IO  400,000 371
Tennessee Valley Authority Strip Principal
0.000%, 5/1/30 PO  500,000 425
US Treasury Bond
1.125%, 5/15/40 1,650,000 1,044
1.125%, 8/15/40 40,890,000 25,611
1.375%, 8/15/50 1,080,000 530
1.375%, 11/15/40 9,800,000 6,335
1.625%, 11/15/50 400,000 209
1.875%, 2/15/41 1,900,000 1,318
2.000%, 2/15/50 12,920,000 7,528
2.000%, 8/15/51 800,000 455
2.250%, 8/15/49 300,000 187
2.375%, 5/15/51 2,300,000 1,438
2.500%, 2/15/45 1,440,000 1,010
2.500%, 2/15/46 850,000 586
2.750%, 11/15/47 1,800,000 1,269
2.875%, 5/15/49 1,750,000 1,243
3.000%, 8/15/52 4,500,000 3,191
3.000%, 11/15/44 1,620,000 1,239
3.000%, 5/15/45 1,410,000 1,072
3.000%, 11/15/45 370,000 279
3.000%, 2/15/47 900,000 670
3.000%, 5/15/47 500,000 371
3.000%, 2/15/48 330,000 243
3.000%, 8/15/48  β 4,000,000 2,930
3.000%, 2/15/49 10,470,000 7,633
3.125%, 2/15/43 600,000 480
3.125%, 8/15/44 2,920,000 2,285
3.125%, 5/15/48 2,430,000 1,826
3.375%, 8/15/42 9,500,000 7,927
3.375%, 11/15/48 4,200,000 3,285
3.625%, 2/15/53 2,900,000 2,319
3.625%, 5/15/53 1,400,000 1,119
3.875%, 2/15/43 300,000 266
3.875%, 5/15/43 3,100,000 2,740
4.000%, 11/15/52 15,830,000 13,544
4.000%, 11/15/42 2,800,000 2,527
4.125%, 8/15/44 1,600,000 1,447
4.375%, 5/15/41 16,080,000 15,408
4.375%, 8/15/43 1,600,000 1,504
4.500%, 2/15/44 400,000 381
Governments (131.8%) Shares/ Par
+
Value
$ (000’s)
Governments continued
4.625%, 2/15/55 10,900,000 10,358
4.625%, 5/15/44 500,000 483
4.625%, 11/15/44 700,000 675
4.625%, 11/15/45 2,700,000 2,593
4.625%, 2/15/46 400,000 384
4.750%, 5/15/55 900,000 873
4.750%, 11/15/43 1,790,000 1,761
4.750%, 2/15/45 300,000 293
4.875%, 8/15/45 2,660,000 2,640
5.000%, 5/15/45 500,000 504
5.000%, 5/15/46 900,000 907
US Treasury Bond Strip Coupon
0.000%, 8/15/34 IO  850,000 594
0.000%, 5/15/41 IO  40,000 19
0.000%, 8/15/41 IO  50,000 24
0.000%, 11/15/41 IO  80,000 37
0.000%, 5/15/42 IO  70,000 32
0.000%, 8/15/42 IO  220,000 98
0.000%, 11/15/42 IO  50,000 22
US Treasury Inflation Index Bond
0.125%, 1/15/32 480,640 435
0.625%, 7/15/32 1,834,256 1,699
1.125%, 1/15/33 2,392,969 2,263
1.750%, 1/15/34 2,817,360 2,753
1.875%, 7/15/34 212,304 209
2.125%, 1/15/35 316,638 316
US Treasury Note
1.500%, 11/30/28 700,000 657
2.375%, 3/31/29 900,000 858
3.250%, 6/30/29 400,000 390
3.625%, 3/31/30 200,000 196
3.875%, 7/15/28 2,500,000 2,486
4.125%, 11/15/27 100,000 100
4.125%, 2/15/36 310,000 302
4.375%, 5/15/36 651,000 647
Total 159,853
Total Governments (Cost: $180,861) 159,853
Structured Products ( 19 .3% )
Asset Backed Securities ( 0 .3% )
ECMC Group Student Loan Trust, Series
2018-1A, Class A 144A 144A
4.492%, (US 30 Day Average SOFR plus
0.865%), 2/27/68 144A  33,907 34
Hertz Vehicle Financing LLC, Series 2022-2A,
Class A 144A 144A
2.330%, 6/26/28 144A  300,000 295
Massachusetts Educational Financing
Authority, Series 2008-1, Class A1
4.880%, (US 90 Day Average SOFR plus
1.212%), 4/25/38  7,161 7
Total 336

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (19.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities ( 19 .0% )
Benchmark Mortgage Trust, Series 2019-B9,
Class A5
4.015%, 3/15/52  600,000 585
Benchmark Mortgage Trust, Series 2024-V6,
Class A3
5.925%, 3/15/57  200,000 205
COMM Mortgage Trust, Series 2018-HOME,
Class A 144A 144A
3.942%, (CSTR, AFC), 4/10/33 144A  200,000 195
Federal Home Loan Mortgage Corp.
4.500%, 5/1/54  1,570,093 1,505
Federal Home Loan Mortgage Corp., Series
2752, Class EZ
5.500%, 2/15/34  61,054 62
Federal Home Loan Mortgage Corp., Series
3759, Class FB
4.207%, (US 30 Day Average SOFR plus
0.615%), 11/15/40  11,907 12
Federal Home Loan Mortgage Corp., Series
4092, Class AY
3.000%, 8/15/32  2,090,063 2,020
Federal Home Loan Mortgage Corp., Series
4387, Class AZ
4.000%, 9/15/44  1,699,001 1,613
Federal Home Loan Mortgage Corp., Series
4398, Class ZX
4.000%, 9/15/54  956,060 874
Federal Home Loan Mortgage Corp., Series
4830, Class ZG
3.000%, 4/15/53  621,775 510
Federal Home Loan Mortgage Corp., Series
T-61, Class 1A1
5.144%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus 1.400%),
7/25/44  2,757 3
Federal National Mortgage Association
3.600%, 2/1/40  481,680 450
5.000%, 6/1/35  12,269 12
5.000%, 2/1/36  20,297 20
5.500%, 5/1/49  17,599 18
Federal National Mortgage Association, Series
2007-39, Class NZ
4.250%, 5/25/37  12,797 12
Federal National Mortgage Association, Series
2012-101, Class FC
4.242%, (US 30 Day Average SOFR plus
0.615%), 9/25/42  18,989 19
Structured Products (19.3%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series
2016-61, Class ML
3.000%, 9/25/46  900,000 761
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1,
Class A2 144A 144A
4.302%, (CSTR), 10/25/52 144A  533,837 454
Government National Mortgage Association
TBA
4.000%, 8/21/53  800,000 743
Government National Mortgage Association,
Series 2010-26, Class OW
0.000%, 2/20/40 PO  189,667 151
Government National Mortgage Association,
Series 2010-75, Class OA
0.000%, 9/20/35 PO  114,127 94
Hilton USA Trust, Series 2016-HHV, Class A 144A 144A
3.719%, 11/5/38 144A  600,000 598
Merrill Lynch Mortgage Investors Trust, Series
2003-A4, Class 3A
6.197%, (CSTR, AFC), 5/25/33  361 –π
New Residential Mortgage Loan Trust, Series
2020-RPL1, Class A1 144A 144A
2.750%, (AFC), 11/25/59 144A  51,853 50
Structured Asset Mortgage Investments II
Trust, Series 2004-AR5, Class 1A1
4.414%, (US SOFR 1 Month plus 0.775%),
(AFC), 10/19/34  810 1
Towd Point Mortgage Trust, Series 2020-1,
Class A2A 144A 144A
3.100%, (AFC), 1/25/60 144A  200,000 183
Uniform Mortgage Backed Security TBA
3.500%, 7/13/56  300,000 272
4.000%, 7/13/56  3,600,000 3,364
4.500%, 7/13/53  1,600,000 1,533
4.500%, 8/14/53  100,000 96
5.000%, 7/13/56  5,900,000 5,797
6.000%, 8/13/56  300,000 306
6.500%, 8/13/56  500,000 517
Total 23,035
Total Structured Products (Cost: $24,117) 23,371
Total Investments (151.6%) (Cost: $205,646)
@
183,870
Other Assets, Less Liabilities (-51.6%) (62,565)
Net Assets (100.0%) 121,305
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Five-Year US Treasury Note Future Short USD 10,800 108 9/26 $ 11,561 $ (36) $ 20
Ten-Year US Treasury Note Future Long USD 6,800 68 9/26 7,473 39 (20)
Three-Month SOFR Future Long USD 8,500 34 6/27 8,153 (85) (3)
Three-Month SOFR Future Long USD 8,500 34 9/27 8,156 (82) (4)
Three-Month SOFR Future Long USD 8,500 34 12/27 8,162 (71) (3)

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Futures (continued)
Issuer
Long/
Short Currency
Notional Par
(000’s)
Number
of
Contracts
Expiration
Date
Notional Value
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Variation Margin
(000’s)
Two-Year US Treasury Note Future Short USD 1,000 5 9/26 $ 1,031 $ 1 $ 1
Ultra Long-Term US Treasury Bond Future Short USD 400 4 9/26 465 (15) 3
Ultra Ten-Year US Treasury Note Future Short USD 25,600 256 9/26 28,792 (402) 100
US Treasury Long Bond Future Short USD 7,400 74 9/26 8,399 (234) 48
$ (885) $ 142
Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
1.250% 6/41 3,110 USD $ 83 $ 1,023 $ 1,106 $ 20
1-Day USD-SOFR
Compounded-OIS
1.750% 10/53 500 USD (7) 208 201 4
1-Day USD-SOFR
Compounded-OIS
3.500% 12/54 2,800 USD 64 270 334 32
$ 140 $ 1,501 $ 1,641 $ 56
Written Options
Description Currency
Notional Par
(000's) Exercise Price
Expiration
Date
Number of
Contracts Value (000's)
Call - Ten-Year US Treasury Note Future USD – π $ 111.000 7/26 25 $ (3)
Put - Ten-Year US Treasury Note Future USD – π 108.500 7/26 5 (1)
Put - Ten-Year US Treasury Note Future USD – π 109.500 7/26 20 (6)
(Premiums Received $11)
$ (10)
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 56 $ 172 $ 228 $ – $ (30) $ (30) $ (10)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026 the value of these securities (in thousands) was $2,193 representing 1.8% of the net assets.
β Part or all of the security has been pledged as collateral.
π Amount is less than one thousand.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $186,305 and the net unrealized depreciation of investments based on that cost was $1,689 which is comprised of $1,625 aggregate gross unrealized appreciation and
$3,314 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.

Long-Term U.S. Government Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 646 $ —
Governments — 159,853 —
Structured Products — 23,371 —
Other Financial Instruments^
Futures 40 — —
Interest Rate Swaps — 1,641 —
Total Assets:
$ 40 $ 185,511 $ —
Liabilities:
Other Financial Instruments^
Futures (925) — —
Written Options (10) — —
Total Liabilities:
$ (935) $ — $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds ( 19 .4% ) Shares/ Par
+
Value
$ (000's)
Basic Materials ( 0 .7% )
Ecolab, Inc.
5.150%, 6/15/33 1,500,000 1,521
Glencore Funding LLC 144A 144A
5.200%, 7/1/33 144A 1,545,000 1,546
Total 3,067
Communications ( 1 .5% )
Alphabet, Inc.
4.400%, 2/15/33 785,000 768
4.800%, 2/15/36 545,000 536
Amazon.com, Inc.
4.550%, 3/13/33 530,000 521
4.875%, 3/13/36 435,000 428
Meta Platforms, Inc.
4.600%, 11/15/32 880,000 865
5.250%, 5/15/36 440,000 437
Space Exploration Technologies Corp. 144A 144A
5.650%, 7/15/33 144A 427,000 425
5.875%, 7/15/36 144A 427,000 421
6.600%, 7/15/46 144A 299,000 291
6.650%, 7/15/56 144A 214,000 207
Verizon Communications, Inc.
6.050%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.813%), 5/14/58 α 645,000 651
6.200%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.042%), 5/14/56 α 915,000 925
Total 6,475
Consumer, Cyclical ( 0 .5% )
General Motors Financial Co., Inc.
6.150%, 7/15/35 1,000,000 1,042
Gildan Activewear, Inc. 144A 144A
5.400%, 10/7/35 144A 1,110,000 1,078
Total 2,120
Consumer, Non-cyclical ( 2 .6% )
Abbott Laboratories
4.000%, 3/15/31 1,720,000 1,676
Amgen, Inc.
5.250%, 3/2/33 1,605,000 1,633
Augusta SpinCo Corp.
4.945%, 3/23/33 1,550,000 1,541
CVS Health Corp.
5.450%, 9/15/35 1,110,000 1,124
Experian Finance US, Inc. 144A 144A
5.350%, 8/24/36 144A 930,000 926
HCA, Inc.
5.300%, 5/15/36 1,130,000 1,122
Maple Parent Holdings Corp. 144A 144A
5.700%, 3/26/36 144A 710,000 719
Medline Borrower LP / Medline Co-Issuer, Inc. 144A 144A
5.250%, 6/15/33 144A 865,000 860
Corporate Bonds (19.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Royalty Pharma PLC
4.450%, 3/25/31 1,325,000 1,303
Total 10,904
Energy ( 2 .1% )
Cenovus Energy, Inc.
5.400%, 3/20/36 1,483,000 1,469
Cheniere Energy, Inc. 144A 144A
5.200%, 7/30/36 144A 1,636,000 1,611
Columbia Pipelines Operating Co. LLC 144A 144A
5.507%, 5/15/36 144A 512,000 514
Energy Transfer LP
6.125%, 12/15/45 1,059,000 1,052
Eni SpA 144A 144A
5.250%, 5/18/36 144A 212,000 209
NGPL PipeCo LLC 144A 144A
5.600%, 8/15/36 144A 301,000 299
Occidental Petroleum Corp.
6.200%, 3/15/40 1,483,000 1,539
Rio Grande LNG LLC 144A 144A
5.750%, 6/30/36 144A 578,000 576
Targa Resources Corp.
5.400%, 7/30/36 1,483,000 1,477
Total 8,746
Financial ( 8 .7% )
ABN AMRO Bank NV 144A ,α 144A
3.324%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.900%), 3/13/37 144A α 600,000 540
Allianz SE 144A ,α 144A
6.350%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.232%), 9/6/53 144A α 200,000 209
Atlas Warehouse Lending Co. LP 144A 144A
4.950%, 11/15/30 144A 400,000 394
6.250%, 1/15/30 144A 825,000 850
Australia & New Zealand Banking Group, Ltd. 144A ,α 144A
2.570%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.700%), 11/25/35 144A α 2,085,000 1,867
BPCE SA 144A ,α 144A
3.648%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.900%), 1/14/37 144A α 1,637,000 1,476
Capital One Financial Corp.
2.359%, (US SOFR plus 1.337%), 7/29/32 α 985,000 855
7.624%, (US SOFR plus 3.070%), 10/30/31
α 3,110,000 3,411
Citigroup, Inc. α
5.827%, (US SOFR plus 2.056%), 2/13/35 α 420,000 428
Equinix Asia Financing Corp. Pte., Ltd.
4.400%, 3/15/31 780,000 762
Fortitude Global Funding 144A 144A
4.625%, 10/6/28 144A 936,000 926
GA Global Funding Trust 144A 144A
5.200%, 12/9/31 144A 1,070,000 1,057

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (19.4%) Shares/ Par
+
Value
$ (000’s)
Financial continued
The Goldman Sachs Group, Inc.
4.939%, (US SOFR plus 1.330%), 10/21/36
α 970,000 942
5.065%, (US SOFR plus 1.190%), 1/21/37 α 2,418,000 2,361
Goldman Sachs Private Credit Corp.
5.050%, 2/23/28 645,000 642
HBOS PLC 144A 144A
6.000%, 11/1/33 144A 584,000 603
HPS Corporate Lending Fund
4.900%, 9/11/28 535,000 524
HSBC Holdings PLC
6.500%, 9/15/37 701,000 758
Intesa Sanpaolo SpA 144A ,α 144A
6.005%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.500%), 6/29/37 144A α 387,000 390
JPMorgan Chase & Co. α
5.148%, (US SOFR plus 1.260%), 4/23/37 α 2,120,000 2,105
Kilroy Realty LP
5.875%, 10/15/35 1,270,000 1,255
Ladder Capital Finance LLLP / Ladder Capital
Finance Corp. 144A 144A
7.000%, 7/15/31 144A 1,095,000 1,135
MetLife, Inc.
6.400%, 12/15/66 865,000 881
Morgan Stanley α
4.809%, (US SOFR Index plus
1.180%), 4/16/32 α 595,000 590
Morgan Stanley Private Bank NA α
4.734%, (US SOFR plus 1.080%), 7/18/31 α 2,125,000 2,116
North Haven Private Income Fund LLC 144A 144A
5.125%, 9/25/28 144A 1,105,000 1,079
Pinnacle Bank α
5.957%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.300%), 1/15/36 α 1,483,000 1,472
Royal Bank of Canada α
4.696%, (US SOFR plus 1.060%), 8/6/31 α 801,000 797
US Bancorp α
5.723%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
1.250%), 5/20/41 α 465,000 467
Wells Fargo & Co. α
5.605%, (US SOFR plus 1.740%), 4/23/36 α 2,238,000 2,294
Westpac Banking Corp. α
2.668%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year plus
1.750%), 11/15/35 α 2,383,000 2,146
Zions Bancorp NA α
4.483%, (US SOFR plus 1.055%), 2/9/29 α 1,480,000 1,468
Total 36,800
Industrial ( 0 .8% )
Eagle Materials, Inc.
5.000%, 3/15/36 1,483,000 1,434
Eaton Corp.
4.200%, 3/6/31 1,505,000 1,475
Flowserve Corp.
5.700%, 5/15/36 619,000 622
Total 3,531
Corporate Bonds (19.4%) Shares/ Par
+
Value
$ (000’s)
Technology ( 1 .6% )
Intuit, Inc.
4.950%, 6/15/31 615,000 615
Kioxia Holdings Corp. 144A 144A
6.250%, 7/24/30 144A 690,000 712
6.625%, 7/24/33 144A 208,000 218
NVIDIA Corp.
4.500%, 6/15/31 1,291,000 1,286
Oracle Corp.
4.450%, 9/26/30 2,701,000 2,607
4.950%, 2/4/31 760,000 744
ServiceNow, Inc.
5.050%, 5/15/33 785,000 784
Total 6,966
Utilities ( 0 .9% )
CHPE LLC 144A 144A
5.100%, 6/30/33 144A 202,000 201
Constellation Energy Generation LLC
5.300%, 6/1/36 517,000 514
Hydro One, Inc.
4.750%, 5/30/31 850,000 852
NextEra Energy Capital Holdings, Inc. α
5.650%, (US SOFR 3 Month plus
3.156%), 5/1/79 α 630,000 629
Xcel Energy, Inc.
5.600%, 4/15/35 1,483,000 1,511
Total 3,707
Total Corporate Bonds (Cost: $82,926) 82,316
144A 144A 144A
Governments ( 50 .6% )
Governments ( 50 .6% )
Eagle Funding Luxco SARL 144A 144A
5.500%, 8/17/30 144A 618,000 620
US Treasury Inflation Index Bond
0.125%, 2/15/51 8,120,126 4,293
0.125%, 1/15/30  β 2,743,301 2,576
0.125%, 7/15/30 1,363,436 1,274
0.125%, 1/15/31 10,679,066 9,862
0.125%, 7/15/31 21,775,240 19,990
0.125%, 1/15/32 9,692,231 8,774
0.250%, 2/15/50 4,454,628 2,508
0.625%, 7/15/32 12,432,581 11,513
0.625%, 2/15/43 8,442,248 6,153
0.750%, 2/15/42 7,934,151 6,053
0.750%, 2/15/45 18,549,187 13,167
0.875%, 1/15/29  β 2,637,020 2,565
0.875%, 2/15/47 6,137,396 4,311
1.000%, 2/15/46 5,409,558 3,970
1.000%, 2/15/48 3,780,252 2,688
1.000%, 2/15/49 3,769,369 2,645
1.125%, 1/15/33 2,034,159 1,924
1.250%, 4/15/31 2,144,835 2,078
1.375%, 7/15/33 20,389,506 19,558
1.375%, 2/15/44 11,113,808 9,070
1.500%, 2/15/53 2,576,023 1,956
1.625%, 10/15/29 793,553 788
1.625%, 4/15/30 418,340 413
1.750%, 1/15/34 4,223,973 4,127
1.875%, 7/15/34 19,840,887 19,555

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (50.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
1.875%, 7/15/35 37,025,556 36,204
1.875%, 1/15/36 7,407,786 7,194
2.125%, 2/15/54 455,612 398
2.125%, 1/15/35 738,458 737
2.125%, 2/15/41 3,832,601 3,659
3.875%, 4/15/29  β 4,050,360 4,253
Total 214,876
Total Governments (Cost: $245,417) 214,876
144A 144A 144A
Municipal Bonds ( 0 .3% )
Municipal Bonds ( 0 .3% )
Golden State Tobacco Securitization Corp.
2.746%, 6/1/34 RB   1,185,000 1,050
Total Municipal Bonds (Cost: $1,107) 1,050
Structured Products ( 26 .6% )
Asset Backed Securities ( 7 .6% )
Aqua Finance Trust, Series 2024-A, Class A 144A 144A
4.810%, 4/18/50 144A  1,828,652 1,817
Cherry Securitization Trust, Series 2026-1A,
Class A 144A 144A
5.430%, 1/17/34 144A  1,132,000 1,132
Ellington Financial Mortgage Trust, Series
2025-CES1, Class A1B 144A 144A
6.877%, (AFC), 1/25/60 144A ∑ 932,479 936
FIP Master Funding LLC, Series 2026-1A,
Class A1 144A 144A
4.900%, 3/15/56 144A  1,422,813 1,407
Flexential Issuer LLC, Series 2026-4A,
Class A2 144A 144A
6.000%, 3/25/61 144A  1,055,675 1,046
Instar Leasing V LLC, Series 2026-1A, Class A 144A 144A
5.250%, 4/17/56 144A  1,053,217 1,039
JP Morgan Mortgage Trust, Series 2026-
ACES1, Class A2 144A 144A
5.161%, (AFC), 4/25/66 144A  1,857,000 1,827
JP Morgan Mortgage Trust, Series 2026-
CES1, Class A1A 144A 144A
5.924%, (AFC), 6/25/56 144A ∑ 2,020,754 2,000
JP Morgan Mortgage Trust, Series 2026-
CES1, Class A2 144A 144A
6.247%, (AFC), 6/25/56 144A ∑ 2,250,000 2,218
Lmdv Issuer Co. LLC, Series 2026-1A,
Class A2 144A 144A
5.380%, 7/17/56 144A  1,338,000 1,343
Lyra Music Assets Delaware LP, Series 2024-
2A, Class A2 144A 144A
5.760%, 12/22/64 144A  1,059,818 1,066
MetroNet Infrastructure Issuer LLC, Series
2026-1A, Class A2 144A 144A
5.273%, 4/20/56 144A  1,231,216 1,232
Pagaya AI Debt Grantor Trust, Series 2025-8,
Class B 144A 144A
5.409%, 7/15/33 144A  972,665 967
Pagaya AI Debt Grantor Trust, Series 2026-1,
Class B 144A 144A
5.370%, 9/15/33 144A  1,074,299 1,067
Structured Products (26.6%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Pagaya AI Debt Grantor Trust, Series 2026-4,
Class B 144A 144A
6.254%, 1/16/34 144A  1,035,000 1,038
RCKT Mortgage Trust, Series 2024-CES6,
Class A1B 144A 144A
6.546%, (AFC), 9/25/44 144A ∑ 970,617 971
RNL PH Owner LLC, Series 2026-1A, Class A 144A 144A
4.910%, 3/20/56 144A  914,751 893
Santander Mortgage Asset Receivables Trust,
Series 2025-CES1, Class A1A 144A 144A
6.036%, (AFC), 9/25/55 144A ∑ 1,095,742 1,085
Santander Mortgage Asset Receivables Trust,
Series 2026-CES1, Class A1A 144A 144A
5.876%, (AFC), 1/25/56 144A ∑ 1,901,460 1,880
Santander Mortgage Asset Receivables Trust,
Series 2026-CES1, Class A1B 144A 144A
5.977%, (AFC), 1/25/56 144A ∑ 2,353,056 2,321
Stack Infrastructure Issuer LLC, Series 2026-
1A, Class A2 144A 144A
5.000%, 3/27/56 144A  1,424,587 1,380
Subway Funding LLC, Series 2024-1A,
Class A2II 144A 144A
6.268%, 7/30/54 144A  545,690 549
SVC ABS LLC, Series 2026-1A, Class A 144A 144A
5.157%, 3/20/56 144A  936,169 922
Switch ABS Issuer LLC, Series 2024-2A,
Class A2 144A 144A
5.436%, 6/25/54 144A  625,000 618
VB-S1 Issuer LLC, Series 2026-1A, Class C2 144A 144A
4.693%, 3/15/56 144A  1,745,000 1,705
Total 32,459
Mortgage Securities ( 19 .0% )
Agate Bay Mortgage Trust, Series 2015-7,
Class A3 144A 144A
3.500%, (AFC), 10/25/45 144A  283,630 262
Angel Oak Mortgage Trust, Series 2019-6,
Class A3 144A 144A
2.927%, (AFC), 11/25/59 144A  27,196 27
Arroyo Mortgage Trust, Series 2021-1R,
Class A2 144A 144A
1.483%, (CSTR, AFC), 10/25/48 144A  162,099 149
Arroyo Mortgage Trust, Series 2021-1R,
Class A3 144A 144A
1.637%, (CSTR, AFC), 10/25/48 144A  124,691 114
BANK5 Trust, Series 2024-5YR6, Class A3
6.225%, 5/15/57  818,000 843
BANK5, Series 2026-5YR21, Class AS
5.844%, (AFC), 4/15/59  1,656,000 1,695
Benchmark Mortgage Trust, Series 2023-V4,
Class B
7.709%, 11/15/56  1,170,000 1,215
BFLD Trust, Series 2025-FPM, Class A 144A 144A
5.178%, (CSTR), 10/10/40 144A  1,737,000 1,732
BMO Mortgage Trust, Series 2023-5C2,
Class B
7.485%, (CSTR), 11/15/56  1,744,000 1,801
BPR Commercial Mortgage Trust, Series
2025-STAR, Class B 144A 144A
5.562%, (CSTR), 11/5/42 144A  1,223,000 1,206

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (26.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Bravo Residential Funding Trust, Series 2025-
NQM9, Class A3 144A 144A
6.551%, (AFC), 9/25/65 144A ∑ 1,252,961 1,247
Chase Home Lending Mortgage Trust, Series
2024-10, Class A4 144A 144A
6.000%, (AFC), 10/25/55 144A  423,011 424
Chase Home Lending Mortgage Trust, Series
2024-2, Class A4A 144A 144A
6.000%, (AFC), 2/25/55 144A  274,888 275
Chase Home Lending Mortgage Trust, Series
2024-7, Class A4 144A 144A
6.000%, (AFC), 6/25/55 144A  749,424 750
Chase Home Lending Mortgage Trust, Series
2024-9, Class A4 144A 144A
5.500%, (AFC), 9/25/55 144A  323,170 323
Chase Home Lending Mortgage Trust, Series
2025-10, Class A4A 144A 144A
5.500%, (AFC), 7/25/56 144A  1,100,823 1,098
Chase Home Lending Mortgage Trust, Series
2025-9, Class A4A 144A 144A
5.500%, (AFC), 6/25/56 144A  1,391,326 1,388
COLT Funding LLC, Series 2026-3, Class A1 144A 144A
5.119%, 5/25/71 144A  1,115,898 1,108
Credit Suisse Mortgage Trust, Series 2015-
WIN1, Class A10 144A 144A
3.500%, (AFC), 12/25/44 144A  37,426 35
Credit Suisse Mortgage Trust, Series 2021-
NQM2, Class A3 144A 144A
1.538%, (AFC), 2/25/66 144A  213,265 192
Cross Mortgage Trust, Series 2025-H10,
Class A2 144A 144A
6.252%, (AFC), 1/25/71 144A ∑ 1,007,291 998
Cross Mortgage Trust, Series 2025-H5,
Class A2 144A 144A
6.762%, (AFC), 7/25/70 144A ∑ 1,345,648 1,346
CSTL Commercial Mortgage Trust, Series
2026-GATE3, Class B 144A 144A
5.102%, (CSTR), 2/10/43 144A  1,742,000 1,727
Federal Home Loan Mortgage Corp.
4.000%, 11/1/52  3,407,666 3,215
4.500%, 10/1/52  1,137,905 1,099
5.000%, 6/1/53  2,234,289 2,210
5.500%, 10/1/54  2,834,552 2,851
Federal National Mortgage Association
5.500%, 12/1/55  3,957,184 3,972
GGP Trust, Series 2026-TY, Class B 144A 144A
5.056%, (CSTR), 3/5/43 144A  1,397,000 1,369
Government National Mortgage Association
5.000%, 8/20/53  5,043,544 4,993
GS Mortgage-Backed Securities Corp. Trust,
Series 2026-PJ7, Class A4 144A 144A
5.500%, (AFC), 10/25/56 144A  1,236,061 1,233
GS Mortgage-Backed Securities Trust, Series
2025-PJ10, Class A5 144A 144A
5.000%, (AFC), 4/25/56 144A  512,357 507
HOMES, Series 2025-AFC3, Class A1 144A 144A
4.932%, 8/25/60 144A  867,473 859
JP Morgan Mortgage Trust, Series 2014-5,
Class A1 144A 144A
2.475%, (AFC), 10/25/29 144A  38,718 38
Structured Products (26.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2016-1,
Class A7 144A 144A
3.500%, 5/25/46 144A  459,891 420
JP Morgan Mortgage Trust, Series 2023-7,
Class A4A 144A 144A
5.500%, (AFC), 2/25/54 144A  851,883 851
JP Morgan Mortgage Trust, Series 2024-10,
Class A4 144A 144A
5.500%, (AFC), 3/25/55 144A  458,540 458
JP Morgan Mortgage Trust, Series 2024-10,
Class A6 144A 144A
5.500%, (AFC), 3/25/55 144A  187,712 187
JP Morgan Mortgage Trust, Series 2024-6,
Class A6 144A 144A
6.000%, (AFC), 12/25/54 144A  388 –π
JP Morgan Mortgage Trust, Series 2025-
7MPR, Class A1D 144A 144A
6.324%, (AFC), 2/25/56 144A ∑ 737,216 733
JP Morgan Mortgage Trust, Series 2025-
NQM3, Class A1B 144A 144A
6.495%, (AFC), 11/25/65 144A ∑ 1,624,478 1,620
JP Morgan Mortgage Trust, Series 2026-
NQM3, Class A1 144A 144A
5.480%, 10/25/66 144A  2,106,805 2,102
MFA 2025-NQM5 Trust, Series 2025-NQM5,
Class A1B 144A 144A
6.186%, (AFC), 11/25/70 144A ∑ 2,064,799 2,045
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-1, Class A1 144A 144A
6.000%, 3/25/55 144A  558,675 565
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM10, Class A1LC 144A 144A
6.241%, (AFC), 11/25/70 144A ∑ 2,425,000 2,398
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-SPL1, Class A2 144A 144A
5.250%, (AFC), 2/25/65 144A ∑ 632,095 609
New Residential Mortgage Loan Trust, Series
2025-NQM7, Class A1 144A 144A
6.163%, (AFC), 10/26/65 144A ∑ 1,050,000 1,040
OBX Trust, Series 2025-NQM16, Class A1B 144A 144A
5.905%, (AFC), 8/25/65 144A ∑ 1,819,743 1,802
OBX Trust, Series 2025-NQM19, Class A1 144A 144A
4.869%, 10/25/65 144A  943,914 936
PMT Loan Trust, Series 2025-CNF1, Class A8 144A 144A
5.000%, (AFC), 10/25/56 144A  2,011,297 1,988
PMT Loan Trust, Series 2025-J2, Class A9 144A 144A
5.500%, (AFC), 8/25/56 144A  1,223,116 1,220
Provident Funding Mortgage Trust, Series
2025-6, Class A4 144A 144A
5.000%, (AFC), 12/25/55 144A  1,347,065 1,329
PRPM Trust, Series 2025-NQM6, Class A1 144A 144A
4.986%, 12/25/70 144A  1,190,334 1,178
PRPM Trust, Series 2026-NQM2, Class A1 144A 144A
5.264%, 4/25/71 144A  958,236 951
Santander Mortgage Asset Receivables Trust,
Series 2026-NQM1, Class A1 144A 144A
4.947%, 11/25/65 144A  1,091,656 1,080
Santander Mortgage Asset Receivables Trust,
Series 2026-NQM2, Class A1 144A 144A
4.704%, 1/25/66 144A  1,121,561 1,105

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (26.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Santander Mortgage Asset Receivables Trust,
Series 2026-NQM2, Class A3 144A 144A
5.111%, (AFC), 1/25/66 144A ∑ 2,195,395 2,167
Santander Mortgage Asset Receivables Trust,
Series 2026-NQM4, Class A1 144A 144A
5.490%, 5/25/66 144A  2,411,819 2,409
Sequoia Mortgage Trust, Series 2017-7,
Class A7 144A 144A
3.500%, (AFC), 10/25/47 144A  829,081 750
Sequoia Mortgage Trust, Series 2025-12,
Class A5 144A 144A
5.000%, 12/25/55 144A  1,921,983 1,898
Sequoia Mortgage Trust, Series 2025-6,
Class A5 144A 144A
5.500%, (AFC), 7/25/55 144A  248,043 247
Sequoia Mortgage Trust, Series 2026-6,
Class A4 144A 144A
5.500%, 6/25/56 144A  1,905,383 1,901
SG Residential Mortgage Trust, Series 2026-2,
Class A1 144A 144A
5.251%, 4/25/66 144A  1,417,362 1,409
SG Residential Mortgage Trust, Series 2026-4,
Class A2 144A 144A
6.659%, (AFC), 7/1/66 144A ∑ 2,000,000 2,000
Structured Products (26.6%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series
2021-1, Class A1 144A 144A
1.219%, (AFC), 5/25/65 144A  369,466 347
Verus Securitization Trust, Series 2021-1,
Class A3 144A 144A
1.155%, (AFC), 1/25/66 144A  382,614 349
Vista Point Securitization Trust, Series 2020-2,
Class A3 144A 144A
2.496%, (AFC), 4/25/65 144A  74,781 73
Total 80,468
Total Structured Products (Cost: $113,688) 112,927
144A 144A 144A
Short-Term Investments ( 1 .8% )
Commercial Paper ( 1 .8% )
Aquitaine Funding Co. LLC
0.000%, 7/1/26 3,850,000 3,850
Fastnet Funding Co. LLC
0.000%, 7/1/26 3,850,000 3,850
Total 7,700
Total Short-Term Investments (Cost: $7,700) 7,700
Total Investments (98.7%) (Cost: $450,838)
@
418,869
Other Assets, Less Liabilities (1.3%) 5,436
Net Assets (100.0%) 424,305
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Ten-Year US Treasury Note Future Long USD 300 3 9/26 $ 330 $ 1 $ (1)
Two-Year US Treasury Note Future Long USD 11,400 57 9/26 11,750 (16) (7)
Ultra Ten-Year US Treasury Note Future Short USD 13,200 132 9/26 14,846 (97) 52
US Treasury Long Bond Future Short USD 7,600 76 9/26 8,626 (138) 49
$ (250) $ 93

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Total Return Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
CPURNSA 2.073% 8/27 3,500 USD $ – $ 561 $ 561 $ – π
CPURNSA 2.145% 11/27 5,000 USD (1) 743 742 – π
CPURNSA 2.415% 2/28 2,500 USD – 62 62 – π
CPURNSA 2.565% 4/28 1,500 USD – 23 23 – π
CPURNSA 2.370% 2/29 13,400 USD – 263 263 9
CPURNSA 2.386% 8/29 12,000 USD – 167 167 10
CPURNSA 1.800% 10/29 3,700 USD – 674 674 3
CPURNSA 2.523% 11/29 2,200 USD – 21 21 2
CPURNSA 1.884% 11/29 2,000 USD – 348 348 1
CPURNSA 2.464% 12/29 3,000 USD – 37 37 3
CPURNSA 2.438% 2/30 9,500 USD – 224 224 9
CPURNSA 2.563% 2/30 8,200 USD – 54 54 8
CPURNSA 1.291% 5/30 2,000 USD – 468 468 1
CPURNSA 1.629% 6/30 2,000 USD – 427 427 1
CPURNSA 2.663% 8/30 1,200 USD – 5 5 1
CPURNSA 2.663% 8/30 8,300 USD – 8 8 9
CPURNSA 2.498% 9/31 7,000 USD – 606 606 8
CPURNSA 2.420% 5/32 4,500 USD – 39 39 5
CPURNSA 2.619% 3/33 5,500 USD – 30 30 6
CPURNSA 2.495% 5/33 3,500 USD – 40 40 3
CPURNSA 2.650% 8/33 8,500 USD – (35) (35) 9
CPURNSA 2.485% 2/34 3,400 USD – 26 26 4
CPURNSA 2.599% 9/35 3,800 USD 1 (34) (33) 6
CPURNSA 2.475% 2/29 6,000 USD 1 48 49 4
CPURNSA 2.745% 6/29 1,500 USD 1 (8) (7) 1
CPURNSA 2.533% 11/30 5,000 USD 1 20 21 5
CPURNSA 2.495% 11/35 4,000 USD 1 (5) (4) 7
CPURNSA 2.730% 5/29 2,800 USD 1 (13) (12) 2
CPURNSA 2.366% 2/31 5,000 USD 1 60 61 6
CPURNSA 2.397% 3/33 3,500 USD 1 32 33 4
CPURNSA 2.575% 6/29 6,000 USD 1 (19) (18) 3
CPURNSA 2.367% 2/31 2,000 USD 1 24 25 2
CPURNSA 2.529% 3/31 1,700 USD 1 7 8 2
$ 10 $ 4,903 $ 4,913 $ 134
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 134 $ 101 $ 235 $ – $ (8) $ (8) $ –
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       Morgan Stanley Bank NA CAD 4,726 3,344 9/16/26 $ — $ (47) $ (47)
Sell       Goldman Sachs International CAD 4,726 3,344 9/16/26 51 — 51
Buy       Goldman Sachs International NZD 3,380 1,924 9/16/26 — (31) (31)
Buy       Morgan Stanley Bank NA NZD 1,754 999 9/16/26 — (29) (29)
Sell       Goldman Sachs International NZD 5,133 2,923 9/16/26 80 — 80
$ 131 $ (107) $ 24

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
CPURNSA Bank of America NA 2.240% 4/27 3,500 $ 468 $ 468
CPURNSA Bank of America NA 2.218% 4/27 2,000 272 272
CPURNSA Bank of America NA 2.235% 4/27 2,000 268 268
CPURNSA Bank of America NA 2.235% 5/27 5,000 672 672
CPURNSA Barclays Bank PLC 2.895% 12/27 1,700 (199) (199)
CPURNSA Barclays Bank PLC 2.784% 7/44 1,400 (97) (97)
CPURNSA Goldman Sachs International 2.245% 11/26 3,000 421 421
CPURNSA Goldman Sachs International 2.280% 11/26 3,000 408 408
CPURNSA Goldman Sachs International 2.280% 11/26 4,000 543 543
$ 2,756 $ 2,756
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 131 $ 3,052 $ 3,183 $ (107) — $ (296) $ (403)
+ All par is stated in U.S. Dollar unless otherwise noted.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026 the value of these securities (in thousands) was $110,993 representing 26.2%
of the net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
β Part or all of the security has been pledged as collateral.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π Amount is less than one thousand.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $441,622 and the net unrealized depreciation of investments based on that cost was $24,537 which is comprised of $8,572 aggregate gross unrealized appreciation and $33,109 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.

Inflation Managed Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Corporate Bonds $ — $ 82,316 $ —
Governments — 214,876 —
Municipal Bonds — 1,050 —
Structured Products — 112,928 —
Short-Term Investments — 7,699 —
Other Financial Instruments^
Futures 1 — —
Forward Foreign Currency Contracts — 131 —
Total Return Swaps — 8,073 —
Total Assets:
$ 1 $ 427,073 $ —
Liabilities:
Other Financial Instruments^
Futures (251) — —
Forward Foreign Currency Contracts — (107) —
Total Return Swaps — (405) —
Total Liabilities:
$ (251) $ (512) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Schedule of Investments
June 30, 2026 (unaudited)
High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.1% ) Shares/ Par
+
Value
$ (000's)
Communication Services (0.0%)
Audacy , Inc. *,Æ 5,845 52
Total 52
Industrial (0.1%)
Yeoman Capital SA *,Æ 152,967 1,040
Total 1,040
Total Common Stocks (Cost: $8,574) 1,092
Corporate Bonds ( 96.4% )
Basic Materials (4.1%)
Ashland, Inc.  144A  144A
3.375%, 9/1/31 144A 1,625,000 1,512
Axalta Coating Systems Dutch Holding BV  144A  144A
7.250%, 2/15/31 144A 425,000 442
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding BV  144A  144A
4.750%, 6/15/27 144A 600,000 598
Bond US Bidco 1, Inc./ Bidco 2/ Bidco 3/
German Bidco 1 GmbH/German Bidco 2  144A  144A
7.125%, 6/15/33 144A 1,225,000 1,237
Carpenter Technology Corp.  144A  144A
5.625%, 3/1/34 144A 475,000 475
Celanese US Holdings LLC
6.750%, 4/15/33 3,125,000 3,183
7.375%, 2/15/34 1,425,000 1,472
Cleveland-Cliffs, Inc.  144A  144A
4.625%, 3/1/29 144A 425,000 410
4.875%, 3/1/31 144A 425,000 389
7.000%, 3/15/32 144A 1,075,000 1,067
7.375%, 5/1/33 144A 650,000 650
7.500%, 9/15/31 144A 375,000 380
7.625%, 1/15/34 144A 725,000 724
Coeur Mining, Inc.  144A  144A
5.125%, 2/15/29 144A 1,950,000 1,934
Element Solutions, Inc.  144A  144A
3.875%, 9/1/28 144A 1,400,000 1,366
H.B. Fuller Co.
4.250%, 10/15/28 525,000 517
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc.  144A  144A
9.000%, 7/1/28 144A 408,000 408
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,500,000 1,455
6.750%, 8/1/32 144A 2,225,000 2,174
7.250%, 2/15/33 144A 2,950,000 2,917
SNF Group SACA  144A  144A
3.375%, 3/15/30 144A 950,000 884
Solstice Advanced Materials, Inc.  144A  144A
5.625%, 9/30/33 144A 1,750,000 1,739
W.R. Grace Holdings LLC  144A  144A
5.625%, 8/15/29 144A 1,525,000 1,433
6.625%, 8/15/32 144A 1,000,000 970
7.000%, 8/1/33 144A 300,000 292
7.375%, 3/1/31 144A 325,000 326
Total 28,954
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Communications (11.7%)
APLD ComputeCo 2 LLC  144A  144A
6.750%, 3/15/31 144A 1,400,000 1,405
APLD ComputeCo 3 LLC  144A  144A
7.000%, 6/15/31 144A 1,250,000 1,247
APLD ComputeCo LLC  144A  144A
9.250%, 12/15/30 144A 2,775,000 2,994
Black Pearl Compute LLC  144A  144A
6.125%, 2/15/31 144A 625,000 633
Cars.com, Inc.  144A  144A
6.375%, 11/1/28 144A 1,825,000 1,810
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.250%, 1/15/34 144A 1,200,000 1,016
4.500%, 8/15/30 144A 1,500,000 1,394
4.500%, 5/1/32 1,700,000 1,501
4.500%, 6/1/33 144A 1,175,000 1,019
4.750%, 3/1/30 144A 2,800,000 2,655
4.750%, 2/1/32 144A 525,000 468
5.000%, 2/1/28 144A 2,000,000 1,975
5.125%, 5/1/27 144A 685,000 684
5.375%, 6/1/29 144A 1,350,000 1,321
7.000%, 2/1/33 144A 2,225,000 2,182
Cipher Compute LLC  144A  144A
7.125%, 11/15/30 144A 1,375,000 1,429
Core Scientific Finance I LLC  144A  144A
7.750%, 5/15/31 144A 1,675,000 1,699
CSC Holdings LLC  144A  144A
4.500%, 11/15/31 144A 1,750,000 1,034
Discovery Global Holdings, Inc.
4.279%, 3/15/32 325,000 292
5.050%, 3/15/42 3,775,000 2,765
Edged Compute LLC  144A  144A
7.500%, 4/30/31 144A 1,525,000 1,486
Gen Digital, Inc.  144A  144A
6.250%, 4/1/33 144A 1,725,000 1,700
Go Daddy Operating Co. LLC / GD Finance
Co., Inc.  144A  144A
5.250%, 12/1/27 144A 1,625,000 1,623
Gray Media, Inc.  144A  144A
5.375%, 11/15/31 144A 975,000 654
Lamar Media Corp.
4.875%, 1/15/29 675,000 670
5.375%, 11/1/33 144A 450,000 441
Match Group Holdings II LLC  144A  144A
4.125%, 8/1/30 144A 1,925,000 1,812
4.625%, 6/1/28 144A 1,450,000 1,430
5.000%, 12/15/27 144A 525,000 523
6.125%, 9/15/33 144A 450,000 445
Meridian Arc Holdco LLC  144A  144A
6.250%, 4/30/31 144A 1,750,000 1,754
Outfront Media Capital LLC / Outfront Media
Capital Corp.  144A  144A
4.250%, 1/15/29 144A 1,150,000 1,120
4.625%, 3/15/30 144A 600,000 582
7.375%, 2/15/31 144A 150,000 156

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Communications continued
Paramount Global
4.200%, 5/19/32 325,000 282
4.375%, 3/15/43 1,875,000 1,210
5.850%, 9/1/43 1,475,000 1,104
6.875%, 4/30/36 950,000 891
PR RNO Property Owner 1 LLC  144A  144A
6.500%, 5/1/31 144A 2,500,000 2,496
SE Cosmos LLC  144A  144A
8.875%, 5/1/31 144A 2,275,000 2,339
Sinclair Television Group, Inc.  144A  144A
4.375%, 12/31/32 144A 150,000 117
5.500%, 3/1/30 144A 425,000 370
Sirius XM Radio LLC  144A  144A
3.875%, 9/1/31 144A 1,875,000 1,703
4.000%, 7/15/28 144A 550,000 536
4.125%, 7/1/30 144A 400,000 376
5.500%, 7/1/29 144A 1,375,000 1,372
5.875%, 4/15/32 144A 700,000 692
Stingray Compute LLC  144A  144A
6.000%, 6/15/31 144A 475,000 476
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 2,925,000 2,766
SV RNO Property Owner 1 LLC  144A  144A
5.875%, 3/1/31 144A 1,750,000 1,725
Telenet Finance Luxembourg Notes SARL  144A  144A
5.500%, 3/1/28 144A 4,000,000 3,903
Univision Communications, Inc.  144A  144A
4.500%, 5/1/29 144A 1,225,000 1,170
7.375%, 6/30/30 144A 1,025,000 1,028
8.500%, 7/31/31 144A 300,000 301
8.875%, 4/15/33 144A 625,000 615
9.375%, 8/1/32 144A 700,000 711
Viavi Solutions, Inc.  144A  144A
3.750%, 10/1/29 144A 1,175,000 1,121
Virgin Media Finance PLC  144A  144A
5.000%, 7/15/30 144A 2,325,000 1,768
Virgin Media Secured Finance PLC  144A  144A
4.500%, 8/15/30 144A 625,000 531
5.500%, 5/15/29 144A 475,000 451
VMED O2 UK Financing I PLC  144A  144A
4.250%, 1/31/31 144A 1,400,000 1,151
4.750%, 7/15/31 144A 875,000 719
VZ Secured Financing BV  144A  144A
5.000%, 1/15/32 144A 1,225,000 1,072
7.500%, 1/15/33 144A 650,000 622
Wayfair LLC  144A  144A
7.125%, 5/31/34 144A 300,000 308
WULF Compute LLC  144A  144A
7.750%, 10/15/30 144A 1,625,000 1,707
Yondr JK 1 LLC  144A  144A
6.875%, 6/30/31 144A 1,350,000 1,353
Ziggo Bond Co. BV  144A  144A
5.125%, 2/28/30 144A 1,300,000 1,142
Ziggo BV  144A  144A
4.875%, 1/15/30 144A 200,000 188
ZipRecruiter, Inc.  144A  144A
5.000%, 1/15/30 144A 775,000 601
Total 82,836
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical (17.4%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
3.875%, 1/15/28 144A 1,125,000 1,104
4.000%, 10/15/30 144A 4,700,000 4,437
4.375%, 1/15/28 144A 1,175,000 1,162
5.625%, 9/15/29 144A 375,000 377
Academy, Ltd.  144A  144A
5.875%, 5/15/31 144A 1,075,000 1,075
Acushnet Co.  144A  144A
5.625%, 12/1/33 144A 650,000 647
ADI Escrow Issuer LLC  144A  144A
7.125%, 7/15/34 144A 200,000 204
Adient Global Holdings, Ltd.  144A  144A
7.000%, 4/15/28 144A 350,000 356
7.500%, 2/15/33 144A 1,400,000 1,444
8.250%, 4/15/31 144A 1,150,000 1,201
Affinity Interactive  144A  144A
6.875%, 12/15/27 144A 1,100,000 619
American Airlines, Inc. / AAdvantage Loyalty
IP, Ltd.  144A  144A
5.750%, 4/20/29 144A 200,000 200
American Builders & Contractors Supply Co.,
Inc.  144A  144A
4.000%, 1/15/28 144A 1,775,000 1,744
Aramark Services, Inc.  144A  144A
5.000%, 2/1/28 144A 225,000 225
Asbury Automotive Group, Inc.  144A  144A
4.625%, 11/15/29 144A 1,850,000 1,801
5.000%, 2/15/32 144A 675,000 646
Beach Acquisition Bidco LLC  144A  144A
10.000%, 7/15/33 144A Þ 4,793,896 5,444
Boyd Gaming Corp.
4.750%, 12/1/27 1,650,000 1,644
4.750%, 6/15/31 144A 575,000 555
Caesars Entertainment, Inc.  144A  144A
6.000%, 10/15/32 144A 1,325,000 1,201
6.500%, 2/15/32 144A 1,450,000 1,414
7.000%, 2/15/30 144A 525,000 528
Carnival Corp.  144A  144A
5.125%, 5/1/29 144A 350,000 349
5.750%, 8/1/32 144A 625,000 631
5.875%, 6/15/31 144A 1,075,000 1,094
6.125%, 2/15/33 144A 875,000 886
7.000%, 8/15/29 144A 375,000 389
Champ Acquisition Corp.  144A  144A
8.375%, 12/1/31 144A 950,000 994
Churchill Downs, Inc.  144A  144A
5.500%, 4/1/27 144A 225,000 225
5.750%, 4/1/30 144A 500,000 500
6.750%, 5/1/31 144A 2,225,000 2,264
Clarios Global LP / Clarios US Finance Co.  144A  144A
6.750%, 5/15/28 144A 625,000 634
6.750%, 2/15/30 144A 975,000 1,005
6.750%, 9/15/32 144A 5,075,000 5,183
Core & Main LP  144A  144A
6.000%, 7/1/34 144A 475,000 477
Cyprium Corp. / Cyprium Holdings
Luxembourg SARL  144A  144A
6.125%, 4/15/31 144A 650,000 650
6.375%, 4/15/34 144A 1,850,000 1,846

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Dexko Global, Inc.  144A  144A
7.500%, 4/15/32 144A 3,012,750 2,486
Dorman Products, Inc.  144A  144A
6.250%, 6/15/34 144A 100,000 101
Ford Motor Credit Co. LLC
2.700%, 8/10/26 725,000 723
4.000%, 11/13/30 1,975,000 1,856
4.125%, 8/17/27 1,350,000 1,338
4.271%, 1/9/27 1,675,000 1,670
5.113%, 5/3/29 1,200,000 1,192
6.800%, 5/12/28 700,000 720
Forvia SE  144A  144A
6.750%, 9/15/33 144A 2,050,000 2,049
The Gap, Inc.  144A  144A
3.625%, 10/1/29 144A 1,325,000 1,248
3.875%, 10/1/31 144A 225,000 205
Gates Corp.  144A  144A
6.875%, 7/1/29 144A 1,375,000 1,406
Group 1 Automotive, Inc.  144A  144A
6.375%, 1/15/30 144A 375,000 380
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 700,000 641
5.500%, 3/31/34 144A 350,000 347
5.750%, 9/15/33 144A 150,000 151
5.875%, 3/15/33 144A 1,250,000 1,261
IHO Verwaltungs GmbH  144A  144A
6.375%, 5/15/29 144A 1,375,000 1,384
7.375%, 5/15/33 144A 925,000 962
8.000%, 11/15/32 144A 3,200,000 3,326
Installed Building Products, Inc.  144A  144A
5.625%, 2/1/34 144A 325,000 323
J.B. Poindexter & Co., Inc.  144A  144A
8.750%, 12/15/31 144A 1,050,000 1,080
KFC Holding Co. / Pizza Hut Holdings LLC /
Taco Bell of America LLC  144A  144A
4.750%, 6/1/27 144A 550,000 548
Kontoor Brands, Inc.  144A  144A
4.125%, 11/15/29 144A 575,000 550
LCM Investments Holdings II LLC  144A  144A
8.250%, 8/1/31 144A 2,975,000 3,100
Light and Wonder International, Inc.  144A  144A
6.250%, 10/1/33 144A 625,000 622
7.250%, 11/15/29 144A 1,975,000 2,011
7.500%, 9/1/31 144A 875,000 907
Lithia Motors, Inc.  144A  144A
5.500%, 10/1/30 144A 1,400,000 1,383
The Men's Wearhouse LLC  144A  144A
9.000%, 2/1/31 144A 1,375,000 1,461
MGM Resorts International
6.500%, 4/15/32 2,425,000 2,426
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp.  144A  144A
4.875%, 5/1/29 144A 2,100,000 2,044
NCL Corp., Ltd.  144A  144A
5.875%, 1/15/31 144A 350,000 340
6.250%, 9/15/33 144A 500,000 486
6.750%, 2/1/32 144A 1,275,000 1,272
7.750%, 2/15/29 144A 275,000 287
NCL Finance, Ltd.  144A  144A
6.125%, 3/15/28 144A 750,000 756
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Patrick Industries, Inc.  144A  144A
6.375%, 11/1/32 144A 2,075,000 2,066
Qnity Electronics, Inc.  144A  144A
5.750%, 8/15/32 144A 400,000 402
6.250%, 8/15/33 144A 1,275,000 1,297
QXO Building Products, Inc.  144A  144A
6.750%, 4/30/32 144A 2,200,000 2,272
6.875%, 7/15/34 144A 2,500,000 2,566
Rivers Enterprise Borrower LLC  144A  144A
6.250%, 10/15/30 144A 1,375,000 1,392
Royal Caribbean Cruises, Ltd.  144A  144A
5.375%, 7/15/27 144A 750,000 752
5.625%, 9/30/31 144A 500,000 504
6.000%, 2/1/33 144A 1,275,000 1,293
6.250%, 3/15/32 144A 925,000 945
Sally Holdings LLC / Sally Capital, Inc.
6.750%, 4/1/32 1,150,000 1,175
SeaWorld Parks & Entertainment, Inc.  144A  144A
5.250%, 8/15/29 144A 2,100,000 2,055
Station Casinos LLC  144A  144A
4.500%, 2/15/28 144A 2,000,000 1,977
4.625%, 12/1/31 144A 1,675,000 1,590
6.625%, 3/15/32 144A 250,000 254
Suburban Propane Partners LP / Suburban
Energy Finance Corp.  144A  144A
5.000%, 6/1/31 144A 1,850,000 1,754
6.500%, 12/15/35 144A 625,000 604
Whirlpool Corp.
6.500%, 6/15/33 2,075,000 1,799
White Cap Supply Holdings LLC  144A  144A
7.375%, 11/15/30 144A 3,400,000 3,447
The William Carter Co.  144A  144A
7.375%, 2/15/31 144A 2,425,000 2,505
Wyndham Hotels & Resorts, Inc.  144A  144A
4.375%, 8/15/28 144A 725,000 714
5.625%, 3/1/33 144A 1,150,000 1,135
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
6.250%, 3/15/33 144A 1,250,000 1,255
7.125%, 2/15/31 144A 1,100,000 1,162
Yum! Brands, Inc.
4.625%, 1/31/32 625,000 598
Total 123,710
Consumer, Non-cyclical (15.1%)
1261229 BC, Ltd.  144A  144A
1.000%, 4/15/32 144A 3,675,000 3,722
AHP Health Partners, Inc.  144A  144A
5.750%, 7/15/29 144A 1,450,000 1,432
Albertsons Cos., Inc. / Safeway, Inc. /
New  Albertson's LP / Albertson's LLC  144A  144A
5.500%, 3/31/31 144A 450,000 440
5.625%, 3/31/32 144A 275,000 266
5.750%, 3/31/34 144A 2,550,000 2,428
6.250%, 3/15/33 144A 300,000 297
6.500%, 2/15/28 144A 1,200,000 1,210
Allied Universal Holdco LLC / Allied Universal
Finance Corp.  144A  144A
6.000%, 6/1/29 144A 1,700,000 1,692
6.875%, 6/15/30 144A 1,400,000 1,439
7.875%, 2/15/31 144A 2,625,000 2,744

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Amneal Pharmaceuticals, Inc.  144A  144A
6.875%, 8/1/32 144A 1,050,000 1,090
Avantor Funding, Inc.  144A  144A
3.875%, 11/1/29 144A 1,825,000 1,742
4.625%, 7/15/28 144A 2,350,000 2,325
Bausch Health Cos., Inc.  144A  144A
4.875%, 6/1/28 144A 1,925,000 1,780
5.250%, 1/30/30 144A 1,700,000 1,088
6.250%, 2/15/29 144A 625,000 470
BellRing Brands, Inc.  144A  144A
7.000%, 3/15/30 144A 3,075,000 3,074
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 500,000 502
The Brink's Co.  144A  144A
6.500%, 6/15/29 144A 1,075,000 1,097
6.750%, 6/15/32 144A 1,050,000 1,073
CHS / Community Health Systems, Inc.  144A  144A
5.250%, 5/15/30 144A 1,000,000 944
6.125%, 4/1/30 144A 400,000 359
9.750%, 1/15/34 144A 875,000 914
Clarivate Science Holdings Corp.  144A  144A
4.875%, 7/1/29 144A 5,200,000 4,654
Concentra Health Services, Inc.  144A  144A
6.875%, 7/15/32 144A 700,000 725
Encompass Health Corp.  144A  144A
5.875%, 6/1/34 144A 1,400,000 1,397
Froneri Lux FinCo SARL  144A  144A
6.000%, 8/1/32 144A 3,800,000 3,726
Garda World Security Corp.  144A  144A
6.000%, 6/1/29 144A 1,725,000 1,699
7.750%, 2/15/28 144A 600,000 611
8.250%, 8/1/32 144A 800,000 819
8.375%, 11/15/32 144A 2,800,000 2,865
Genmab A/S / Genmab Finance LLC  144A  144A
6.250%, 12/15/32 144A 375,000 382
7.250%, 12/15/33 144A 2,000,000 2,085
Grifols SA  144A  144A
4.750%, 10/15/28 144A 4,700,000 4,606
HealthEquity, Inc.  144A  144A
4.500%, 10/1/29 144A 2,225,000 2,162
Herc Holdings, Inc.  144A  144A
6.000%, 3/15/34 144A 550,000 546
7.000%, 6/15/30 144A 825,000 854
7.250%, 6/15/33 144A 1,225,000 1,277
Industrial F&B Investments III, Inc.  144A  144A
7.750%, 2/11/33 144A 3,450,000 3,516
Insulet Corp.  144A  144A
6.500%, 4/1/33 144A 275,000 279
IQVIA, Inc.  144A  144A
5.000%, 10/15/26 144A 1,375,000 1,374
5.000%, 5/15/27 144A 750,000 750
6.250%, 6/1/32 144A 1,775,000 1,805
6.500%, 5/15/30 144A 200,000 204
Jazz Securities DAC  144A  144A
4.375%, 1/15/29 144A 500,000 490
Medline Borrower LP  144A  144A
5.250%, 10/1/29 144A 6,000,000 5,963
Medline Borrower LP / Medline Co-Issuer, Inc.  144A  144A
6.250%, 4/1/29 144A 767,000 783
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Opal Bidco SAS  144A  144A
6.500%, 3/31/32 144A 2,100,000 2,142
Organon & Co. / Organon Foreign Debt Co-
Issuer BV  144A  144A
5.125%, 4/30/31 144A 775,000 767
6.750%, 5/15/34 144A 1,075,000 1,134
7.875%, 5/15/34 144A 3,400,000 3,640
Performance Food Group, Inc.  144A  144A
4.250%, 8/1/29 144A 1,425,000 1,383
5.625%, 3/1/34 144A 1,175,000 1,153
6.125%, 9/15/32 144A 275,000 278
Prestige Brands, Inc.  144A  144A
6.250%, 7/15/34 144A 475,000 475
Raven Acquisition Holdings LLC  144A  144A
6.875%, 11/15/31 144A 2,775,000 2,712
Select Medical Corp.  144A  144A
6.250%, 12/1/32 144A 2,600,000 2,526
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc.  144A  144A
6.750%, 8/15/32 144A 1,925,000 1,929
Teleflex, Inc.  144A  144A
4.250%, 6/1/28 144A 250,000 246
5.875%, 1/15/32 144A 600,000 605
Tenet Healthcare Corp.
4.625%, 6/15/28 125,000 124
5.125%, 11/1/27 1,800,000 1,800
5.500%, 11/15/32 144A 775,000 771
6.000%, 11/15/33 144A 300,000 303
6.125%, 10/1/28 1,523,000 1,529
6.125%, 6/15/30 775,000 781
6.750%, 5/15/31 1,125,000 1,152
United Rentals North America, Inc.
4.875%, 1/15/28 1,225,000 1,221
5.250%, 1/15/30 425,000 425
5.375%, 11/15/33 144A 725,000 714
6.125%, 3/15/34 144A 675,000 692
US Foods, Inc.  144A  144A
4.625%, 6/1/30 144A 700,000 683
4.750%, 2/15/29 144A 1,500,000 1,481
5.750%, 4/15/33 144A 275,000 275
6.875%, 9/15/28 144A 775,000 792
Total 107,433
Diversified (0.3%)
Stena International SA  144A  144A
7.250%, 1/15/31 144A 1,975,000 2,019
Total 2,019
Energy (10.8%)
Aethon United BR LP / Aethon United Finance
Corp.  144A  144A
7.500%, 10/1/29 144A 2,025,000 2,106
Antero Midstream Partners LP / Antero
Midstream Finance Corp.  144A  144A
5.375%, 6/15/29 144A 975,000 972
5.750%, 1/15/28 144A 2,825,000 2,824
5.750%, 10/15/33 144A 2,200,000 2,179
5.750%, 7/1/34 144A 850,000 839
6.625%, 2/1/32 144A 225,000 230

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Archrock Partners LP / Archrock Partners
Finance Corp.  144A  144A
6.625%, 9/1/32 144A 700,000 714
Archrock Services LP / Archrock Partners
Finance Corp.  144A  144A
6.000%, 2/1/34 144A 1,100,000 1,093
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.  144A  144A
5.875%, 6/30/29 144A 825,000 823
6.625%, 10/15/32 144A 550,000 557
6.625%, 7/15/33 144A 500,000 506
Blue Racer Midstream LLC / Blue Racer
Finance Corp.  144A  144A
7.000%, 7/15/29 144A 400,000 410
7.250%, 7/15/32 144A 1,300,000 1,345
California Resources Corp.  144A  144A
7.250%, 1/15/35 144A 2,475,000 2,455
Chesapeake Energy Corp. Escrow
7.000%, 10/1/49 *,Æ 1,000,000 –
Chord Energy Corp.  144A  144A
6.000%, 10/1/30 144A 850,000 854
CNX Midstream Partners LP  144A  144A
4.750%, 4/15/30 144A 2,700,000 2,574
CNX Resources Corp.  144A  144A
5.875%, 3/1/34 144A 250,000 243
7.250%, 3/1/32 144A 525,000 541
Comstock Resources, Inc.  144A  144A
5.875%, 1/15/30 144A 475,000 448
6.750%, 3/1/29 144A 1,475,000 1,452
DBR Land Holdings LLC  144A  144A
6.250%, 12/1/30 144A 675,000 686
DT Midstream, Inc.  144A  144A
4.375%, 6/15/31 144A 1,600,000 1,545
Energy Transfer LP  144A  144A
7.375%, 2/1/31 144A 750,000 772
Hess Midstream Operations LP  144A  144A
5.125%, 6/15/28 144A 1,300,000 1,296
5.500%, 10/15/30 144A 475,000 473
5.875%, 3/1/28 144A 200,000 201
6.500%, 6/1/29 144A 200,000 204
HF Sinclair Corp.
5.000%, 2/1/28 1,475,000 1,472
Kodiak Gas Services LLC  144A  144A
5.875%, 4/1/31 144A 850,000 852
6.500%, 10/1/33 144A 575,000 583
6.750%, 10/1/35 144A 1,450,000 1,488
Matador Resources Co.  144A  144A
6.000%, 4/15/34 144A 525,000 512
6.250%, 4/15/33 144A 675,000 673
6.500%, 4/15/32 144A 1,000,000 1,005
Nabors Industries, Inc.  144A  144A
7.625%, 11/15/32 144A 1,350,000 1,381
8.875%, 8/15/31 144A 450,000 462
9.125%, 1/31/30 144A 475,000 496
Northriver Midstream Finance LP  144A  144A
6.750%, 7/15/32 144A 2,550,000 2,582
Oceaneering International, Inc.  144A  144A
6.875%, 7/15/34 144A 1,550,000 1,574
Permian Resources Operating LLC  144A  144A
7.000%, 1/15/32 144A 325,000 336
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Energy continued
Precision Drilling Corp.  144A  144A
6.875%, 1/15/29 144A 500,000 503
Range Resources Corp.  144A  144A
4.750%, 2/15/30 144A 475,000 465
Rockies Express Pipeline LLC  144A  144A
6.750%, 3/15/33 144A 700,000 720
SM Energy Co.
6.625%, 1/15/27 250,000 250
6.625%, 4/15/34 144A 1,850,000 1,821
7.000%, 8/1/32 144A 275,000 278
8.375%, 7/1/28 144A 1,425,000 1,456
8.625%, 11/1/30 144A 575,000 604
8.750%, 7/1/31 144A 300,000 313
9.625%, 6/15/33 144A 525,000 576
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.  144A  144A
6.750%, 3/15/34 144A 4,925,000 4,969
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.
5.500%, 3/1/30 850,000 857
TerraForm Power Operating LLC  144A  144A
4.750%, 1/15/30 144A 1,725,000 1,669
5.000%, 1/31/28 144A 1,775,000 1,764
TGNR Intermediate Holdings LLC  144A  144A
5.500%, 10/15/29 144A 2,575,000 2,534
USA Compression Partners LP / USA
Compression Finance Corp.  144A  144A
6.250%, 10/1/33 144A 1,000,000 991
7.125%, 3/15/29 144A 2,450,000 2,510
Venture Global LNG, Inc.  144A  144A
6.375%, 12/15/34 144A 1,600,000 1,572
Venture Global Plaquemines LNG LLC  144A  144A
6.500%, 1/15/34 144A 1,725,000 1,797
6.500%, 6/15/34 144A 875,000 912
6.750%, 1/15/36 144A 1,625,000 1,723
7.500%, 5/1/33 144A 1,900,000 2,085
7.750%, 5/1/35 144A 1,700,000 1,906
WBI Operating LLC  144A  144A
6.250%, 10/15/30 144A 850,000 855
6.500%, 10/15/33 144A 1,275,000 1,283
Western Midstream Operating LP  144A  144A
7.250%, 4/1/30 144A 800,000 839
Total 77,010
Financial (11.9%)
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
5.875%, 11/1/29 144A 575,000 562
6.500%, 10/1/31 144A 375,000 374
7.000%, 1/15/31 144A 2,225,000 2,261
7.375%, 10/1/32 144A 1,700,000 1,687
AmWINS Group, Inc.  144A  144A
4.875%, 6/30/29 144A 3,900,000 3,758
6.375%, 2/15/29 144A 1,225,000 1,231
Amynta Agency Borrower, Inc. / Amynta
Warranty Borrower, Inc.  144A  144A
7.500%, 7/15/33 144A 3,300,000 3,159
Ardonagh Finco , Ltd.  144A  144A
7.750%, 2/15/31 144A 950,000 961
Ardonagh Group Finance, Ltd.  144A  144A
8.875%, 2/15/32 144A 7,300,000 7,092

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Asurion LLC and Asurion Co-Issuer, Inc.  144A  144A
8.000%, 12/31/32 144A 1,600,000 1,612
Baldwin Insurance Group Holdings LLC /
Baldwin Insurance Group Holdings Finance  144A  144A
7.125%, 5/15/31 144A 3,800,000 3,817
Broadstreet Partners Group LLC  144A  144A
5.875%, 4/15/29 144A 4,625,000 4,516
CRC Insurance Group LLC  144A  144A
7.125%, 6/1/31 144A 5,100,000 5,084
CrossCountry Intermediate HoldCo LLC  144A  144A
6.500%, 10/1/30 144A 2,450,000 2,415
6.750%, 12/1/32 144A 2,275,000 2,196
HUB International, Ltd.  144A  144A
5.625%, 12/1/29 144A 3,075,000 3,064
7.250%, 6/15/30 144A 3,475,000 3,566
7.375%, 1/31/32 144A 4,625,000 4,708
Iron Mountain, Inc.  144A  144A
6.250%, 1/15/33 144A 1,475,000 1,490
6.250%, 1/15/35 144A 2,150,000 2,158
7.000%, 2/15/29 144A 3,125,000 3,184
Jones Deslauriers Insurance Management,
Inc.  144A  144A
6.875%, 10/1/33 144A 2,975,000 2,759
8.500%, 3/15/30 144A 1,800,000 1,836
RHP Hotel Properties LP / RHP Finance Corp.  144A  144A
5.750%, 3/15/34 144A 675,000 669
6.500%, 4/1/32 144A 825,000 844
6.500%, 6/15/33 144A 925,000 949
7.250%, 7/15/28 144A 825,000 841
Rocket Companies, Inc.  144A  144A
6.125%, 8/1/30 144A 275,000 280
6.375%, 8/1/33 144A 1,350,000 1,373
6.500%, 6/15/34 144A 1,925,000 1,974
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer, Inc.  144A  144A
3.625%, 3/1/29 144A 1,475,000 1,419
3.875%, 3/1/31 144A 1,525,000 1,427
4.000%, 10/15/33 144A 1,200,000 1,080
Ryan Specialty LLC  144A  144A
4.375%, 2/1/30 144A 800,000 771
5.875%, 8/1/32 144A 1,400,000 1,377
USI, Inc.  144A  144A
7.500%, 1/15/32 144A 4,825,000 4,871
UWM Holdings LLC  144A  144A
6.250%, 3/15/31 144A 1,000,000 891
WS Escrow LLC  144A  144A
7.750%, 6/1/33 144A 1,050,000 1,078
XHR LP  144A  144A
6.625%, 5/15/30 144A 925,000 946
Total 84,280
Industrial (11.3%)
ARD Finance SA  144A  144A
6.500%, 6/30/27 144A φ 1 –
Ardagh Group SA  144A  144A
9.500%, 12/1/30 144A 966,000 1,032
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC  144A  144A
4.000%, 9/1/29 144A 2,725,000 2,590
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC  144A  144A
6.250%, 1/30/31 144A 450,000 455
Ball Corp.
6.000%, 6/15/29 500,000 508
Canpack Group, Inc. / Canpack SA  144A  144A
6.000%, 5/15/31 144A 475,000 478
Clean Harbors, Inc.  144A  144A
5.750%, 10/15/33 144A 875,000 881
Clearwater Paper Corp.  144A  144A
4.750%, 8/15/28 144A 1,875,000 1,532
Clydesdale Acquisition Holdings, Inc.  144A  144A
6.750%, 4/15/32 144A 325,000 315
6.875%, 1/15/30 144A 350,000 349
8.750%, 4/15/30 144A 550,000 542
Coherent Corp.  144A  144A
5.000%, 12/15/29 144A 1,875,000 1,846
CP Atlas Buyer, Inc.  144A  144A
9.750%, 7/15/30 144A 1,375,000 1,320
12.750%, 1/15/31 144A Þ 1,826,346 1,403
Crown Americas LLC
5.250%, 4/1/30 400,000 401
5.875%, 6/1/33 1,700,000 1,712
EMRLD Borrower LP / Emerald Co-Issuer, Inc.  144A  144A
6.625%, 12/15/30 144A 4,225,000 4,319
6.750%, 7/15/31 144A 200,000 207
Energizer Holdings, Inc.  144A  144A
4.375%, 3/31/29 144A 2,300,000 2,227
4.750%, 6/15/28 144A 850,000 843
6.000%, 9/15/33 144A 2,125,000 2,045
Enpro , Inc.  144A  144A
6.125%, 6/1/33 144A 375,000 380
GB AIT Buyer, Inc.  144A  144A
8.750%, 4/30/34 144A 300,000 301
Graphic Packaging International LLC  144A  144A
3.500%, 3/15/28 144A 425,000 412
3.500%, 3/1/29 144A 450,000 428
4.750%, 7/15/27 144A 500,000 498
Lsf12 Helix Parent LLC  144A  144A
7.125%, 2/1/33 144A 975,000 944
Madison IAQ LLC  144A  144A
4.125%, 6/30/28 144A 250,000 246
5.875%, 6/30/29 144A 5,125,000 5,128
Masterbrand, Inc.  144A  144A
7.000%, 7/15/32 144A 1,000,000 1,013
Mauser Packaging Solutions Holding Co.  144A  144A
7.875%, 4/15/30 144A 1,275,000 1,303
9.250%, 4/15/30 144A 250,000 246
Maxam Prill SARL  144A  144A
7.750%, 7/15/30 144A 2,875,000 2,962
Miter Brands Acquisition Holdco, Inc. / MIWD
Borrower LLC  144A  144A
6.750%, 4/1/32 144A 1,200,000 1,190
MIWD Holdco II LLC / MIWD Finance Corp.  144A  144A
5.500%, 2/1/30 144A 2,275,000 2,142
Quikrete Holdings, Inc.  144A  144A
6.375%, 3/1/32 144A 1,400,000 1,430
6.750%, 3/1/33 144A 3,175,000 3,236
Sensata Technologies BV  144A  144A
5.875%, 9/1/30 144A 2,125,000 2,132

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Sensata Technologies, Inc.  144A  144A
6.625%, 7/15/32 144A 250,000 257
Solaris Energy Infrastructure, Inc.  144A  144A
6.375%, 5/15/31 144A 700,000 708
Standard Building Solutions, Inc.  144A  144A
6.250%, 8/1/33 144A 1,750,000 1,738
6.500%, 8/15/32 144A 700,000 704
Standard Industries, Inc.  144A  144A
3.375%, 1/15/31 144A 250,000 225
4.375%, 7/15/30 144A 1,200,000 1,140
4.750%, 1/15/28 144A 1,325,000 1,316
Sword Purchaser LLC  144A  144A
8.250%, 4/15/33 144A 2,075,000 2,147
10.500%, 4/15/34 144A 2,075,000 2,171
TopBuild Corp.  144A  144A
5.625%, 1/31/34 144A 1,675,000 1,691
TransDigm , Inc.  144A  144A
6.000%, 1/15/33 144A 275,000 278
6.125%, 7/31/34 144A 425,000 424
6.250%, 1/31/34 144A 275,000 281
6.375%, 3/1/29 144A 700,000 711
6.375%, 5/31/33 144A 975,000 984
6.625%, 3/1/32 144A 3,475,000 3,564
6.750%, 8/15/28 144A 1,000,000 1,010
6.750%, 1/31/34 144A 550,000 564
6.875%, 12/15/30 144A 3,850,000 3,957
Trivium Packaging Finance BV  144A  144A
8.250%, 7/15/30 144A 779,000 823
12.250%, 1/15/31 144A 1,700,000 1,879
TTM Technologies, Inc.  144A  144A
4.000%, 3/1/29 144A 550,000 531
Watco Cos. LLC / Watco Finance Corp.  144A  144A
7.125%, 8/1/32 144A 1,000,000 1,027
WESCO Distribution, Inc.  144A  144A
5.500%, 4/15/34 144A 475,000 470
6.375%, 3/15/29 144A 1,150,000 1,170
6.375%, 3/15/33 144A 450,000 462
6.625%, 3/15/32 144A 1,375,000 1,417
Total 80,645
Technology (11.1%)
Ahead DB Holdings LLC  144A  144A
6.625%, 5/1/28 144A 806,000 806
Amentum Holdings, Inc.  144A  144A
7.250%, 8/1/32 144A 3,000,000 3,090
AthenaHealth Group, Inc.  144A  144A
6.500%, 2/15/30 144A 3,875,000 3,715
CACI International, Inc.  144A  144A
6.375%, 6/15/33 144A 1,650,000 1,674
Capstone Borrower, Inc.  144A  144A
8.000%, 6/15/30 144A 1,650,000 1,568
Cloud Software Group, Inc.  144A  144A
6.500%, 3/31/29 144A 1,150,000 1,116
6.625%, 8/15/33 144A 1,275,000 1,105
8.250%, 6/30/32 144A 3,000,000 2,812
9.000%, 9/30/29 144A 3,450,000 3,349
Consensus Cloud Solutions, Inc.  144A  144A
6.500%, 10/15/28 144A 2,550,000 2,550
CoreWeave , Inc.  144A  144A
9.000%, 2/1/31 144A 1,075,000 1,062
9.250%, 6/1/30 144A 2,125,000 2,139
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Technology continued
9.625%, 7/15/32 144A 850,000 837
9.750%, 10/1/31 144A 1,125,000 1,123
Elastic NV  144A  144A
4.125%, 7/15/29 144A 2,375,000 2,266
Entegris , Inc.  144A  144A
4.750%, 4/15/29 144A 850,000 840
5.950%, 6/15/30 144A 2,725,000 2,753
Fair Isaac Corp.  144A  144A
6.250%, 9/15/34 144A 1,275,000 1,256
Fortress Intermediate 3, Inc.  144A  144A
7.500%, 6/1/31 144A 2,900,000 2,948
Insight Enterprises, Inc.  144A  144A
6.625%, 5/15/32 144A 1,350,000 1,372
Kioxia Holdings Corp.  144A  144A
6.625%, 7/24/33 144A 2,400,000 2,510
McAfee Corp.  144A  144A
7.375%, 2/15/30 144A 7,150,000 6,076
NCR Voyix Corp.  144A  144A
5.000%, 10/1/28 144A 1,000,000 975
5.125%, 4/15/29 144A 350,000 341
Oak-Eagle Acquireco , Inc.  144A  144A
7.250%, 7/1/33 144A 1,025,000 1,072
8.750%, 7/1/34 144A 3,700,000 3,927
Open Text Corp.  144A  144A
3.875%, 2/15/28 144A 1,675,000 1,632
Open Text Holdings, Inc.  144A  144A
4.125%, 2/15/30 144A 2,250,000 2,061
4.125%, 12/1/31 144A 300,000 263
Rocket Software, Inc.  144A  144A
6.500%, 2/15/29 144A 3,925,000 3,534
9.000%, 11/28/28 144A 1,375,000 1,367
Science Applications International Corp.  144A  144A
4.875%, 4/1/28 144A 875,000 869
5.875%, 11/1/33 144A 575,000 566
Seagate Data Storage Technology Pte., Ltd.
5.875%, 7/15/30 200,000 204
8.250%, 12/15/29 144A 75,000 78
8.500%, 7/15/31 144A 700,000 732
9.625%, 12/1/32 144A 2,127,000 2,345
SS&C Technologies, Inc.  144A  144A
5.500%, 9/30/27 144A 3,850,000 3,849
6.500%, 6/1/32 144A 1,400,000 1,412
Synaptics , Inc.  144A  144A
4.000%, 6/15/29 144A 1,175,000 1,160
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 5,000,000 4,857
Zebra Technologies Corp.  144A  144A
6.500%, 6/1/32 144A 525,000 531
Total 78,742
Utilities (2.7%)
Constellation Energy Generation LLC  144A  144A
4.625%, 2/1/29 144A 350,000 348
5.000%, 2/1/31 144A 600,000 600
NRG Energy, Inc.  144A  144A
3.875%, 2/15/32 144A 207,000 190
5.250%, 6/15/29 144A 775,000 773
5.750%, 1/15/28 400,000 400
5.750%, 7/15/29 144A 350,000 350
5.750%, 1/15/34 144A 350,000 347
5.875%, 5/15/34 144A 1,225,000 1,219

High Yield Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
6.000%, 2/1/33 144A 975,000 980
6.000%, 1/15/36 144A 2,075,000 2,069
6.125%, 5/15/36 144A 800,000 800
6.250%, 11/1/34 144A 725,000 734
TransAlta Corp.
5.875%, 2/1/34 1,425,000 1,404
Vistra Operations Co. LLC  144A  144A
5.000%, 7/31/27 144A 1,100,000 1,099
7.750%, 10/15/31 144A 875,000 916
VoltaGrid LLC  144A  144A
7.375%, 11/1/30 144A 1,550,000 1,609
XPLR Infrastructure Operating Partners LP  144A  144A
4.500%, 9/15/27 144A 700,000 694
7.250%, 1/15/29 144A 2,075,000 2,147
7.750%, 4/15/34 144A 850,000 895
8.375%, 1/15/31 144A 125,000 133
Corporate Bonds (96.4%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
8.625%, 3/15/33 144A 1,325,000 1,421
Total 19,128
Total Corporate Bonds (Cost: $689,657) 684,757
144A 144A 144A
Warrants ( 0.0% )
Communications (0.0%)
Audacy , Inc. - Black Scholes Warrants *,Æ 7,085 –π
Audacy , Inc. - Non-Black Scholes
Warrants *,Æ 1,181 –π
Total –π
Total Warrants (Cost: $2) –π
Total Investments (96.5%) (Cost: $698,233)
@
685,849
Other Assets, Less Liabilities (3.5%) 24,722
Net Assets (100.0%) 710,571
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026 the value of these securities (in thousands) was $641,489 representing 90.3%
of the net assets.
Þ PIK - Payment In Kind. PIK rate of Beach Acquisition Bidco LLC is 10.75%. PIK rate of CP Atlas Buyer, Inc. is 5.75%.
φ Defaulted Security - not accruing income as of the date of this report.
π Amount is less than one thousand.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $697,961 and the net unrealized depreciation of investments based on that cost was $12,112 which is comprised of $8,727 aggregate gross unrealized appreciation and $20,839 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Common Stocks $ — $ — $ 1,092
Corporate Bonds — 684,757 —
Warrants — — —π
Total Assets:
$ — $ 684,757 $ 1,092
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2026.
For the period ended June 30, 2026, there was a transfer from Level 2 to Level 3 in the amount of $0 (in thousands). This transfer was the result of a decrease in the quantity of observable inputs for the security that was previously priced by a third party vendor.

Schedule of Investments
June 30, 2026 (unaudited)
Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Common Stocks ( 0.1% ) Shares/ Par
+
Value
$ (000's)
Communications (0.0%)
SES SA - Contingent Value Rights *,Æ 9,447 143
Total 143
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. * 7,600 –π
Total –π
Financials (0.1%)
ADLER Group SA *,Æ 1,562,614 –
DrillCo Holding Lux SA - Class B *,Æ,δ 2,686 62
DrillCo Holding Lux SA - Class C *,Æ,δ 24,180 554
Total 616
Health Care (0.0%)
AmSurg Corp. Escrow *,Æ 9,484 9
Total 9
Real Estate (0.0%)
Corestate Capital Holding SA *,Æ,δ 421,967 –π
Kaisa Group Holdings, Ltd. * 3,566,402 21
Total 21
Total Common Stocks (Cost: $654) 789
Corporate Bonds ( 38.7% )
Basic Materials (0.7%)
ALROSA Finance SA  144A  144A
3.100%, 6/25/27 144A Æ,φ 8,500,000 425
4.650%, 4/9/24 144A Æ,φ 500,000 25
Carpenter Technology Corp.  144A  144A
5.625%, 3/1/34 144A 1,300,000 1,299
Celanese US Holdings LLC
6.879%, 7/15/32 500,000 526
Ingevity Corp.  144A  144A
3.875%, 11/1/28 144A 675,000 654
MMK International Capital DAC  144A  144A
4.375%, 6/13/24 144A Æ,φ 1,400,000 70
OCP SA  144A  144A
6.700%, 3/1/36 144A 1,325,000 1,384
Olympus Water US Holding Corp.  144A  144A
4.250%, 10/1/28 144A 1,200,000 1,164
Sasol Financing USA LLC  144A  144A
8.750%, 4/10/33 144A 1,600,000 1,656
Vedanta Resources Finance II PLC  144A  144A
9.125%, 10/15/32 144A 1,200,000 1,230
W.R. Grace Holdings LLC  144A  144A
7.000%, 8/1/33 144A 800,000 779
Total 9,212
Communications (4.9%)
Altice France SA  144A  144A
9.500%, 11/1/29 144A 1,067,074 1,083
APLD ComputeCo 3 LLC  144A  144A
7.000%, 6/15/31 144A 800,000 798
AT&T, Inc.
3.500%, 9/15/53 237,000 154
3.650%, 9/15/59 4,663,000 2,980
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Communications continued
3.800%, 12/1/57 115,000 77
Beignet Investor LLC  144A  144A
6.581%, 5/30/49 144A 3,470,000 3,540
CCO Holdings LLC / CCO Holdings Capital
Corp.  144A  144A
4.500%, 6/1/33 144A 800,000 694
7.000%, 2/1/33 144A 1,600,000 1,569
Charter Communications Operating LLC
/ Charter Communications Operating
Capital Corp.
4.200%, 3/15/28 1,700,000 1,678
Cogent Communications Group LLC  144A  144A
7.000%, 6/15/27 144A 1,200,000 1,192
Cogent Communications Group, Inc. /
Cogent Communications Finance, Inc.  144A  144A
6.500%, 7/1/32 144A 1,200,000 1,080
Discovery Global Holdings, Inc.
4.279%, 3/15/32 800,000 718
5.050%, 3/15/42 1,600,000 1,172
EchoStar Corp.
10.750%, 11/30/29 700,000 756
Gray Media, Inc.  144A  144A
9.625%, 7/15/32 144A 1,200,000 1,158
ION Platform Finance US, Inc. / ION
Platform Finance SARL  144A  144A
8.750%, 5/1/29 144A 1,000,000 892
Level 3 Financing, Inc.  144A  144A
7.000%, 3/31/34 144A 1,100,000 1,134
Meridian Arc Holdco LLC  144A  144A
6.250%, 4/30/31 144A 2,200,000 2,205
Neptune Bidco US, Inc.  144A  144A
9.500%, 2/15/33 144A 900,000 910
Nexstar Media, Inc.  144A  144A
6.500%, 9/15/33 144A 1,025,000 1,025
7.250%, 4/15/34 144A 500,000 499
NTT Finance Corp.  144A  144A
4.620%, 7/16/28 144A 1,200,000 1,197
Paramount Global
4.600%, 1/15/45 2,200,000 1,401
4.900%, 8/15/44 400,000 264
PR RNO Property Owner 1 LLC  144A  144A
6.500%, 5/1/31 144A 1,300,000 1,298
RD Michigan Property Owner I LLC  144A  144A
7.500%, 3/30/45 144A 4,325,000 4,311
Sirius XM Radio LLC  144A  144A
3.875%, 9/1/31 144A 1,000,000 908
4.000%, 7/15/28 144A 400,000 390
Snap, Inc.  144A  144A
6.875%, 3/15/34 144A 2,500,000 2,420
Sprint Spectrum Co. LLC / Sprint Spectrum
Co. II LLC / Sprint Spectrum Co. III LLC  144A  144A
5.152%, 3/20/28 144A 455,000 456
Stingray Compute LLC  144A  144A
6.000%, 6/15/31 144A 800,000 802
Sunrise FinCo I BV  144A  144A
4.875%, 7/15/31 144A 725,000 686

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Communications continued
SV RNO Property Owner 1 LLC  144A  144A
5.875%, 3/1/31 144A 1,400,000 1,380
T-Mobile USA, Inc.
4.700%, 1/15/35 2,000,000 1,930
5.050%, 7/15/33 750,000 749
5.650%, 1/15/53 1,000,000 938
Uber Technologies, Inc.
4.800%, 9/15/34 1,100,000 1,079
Univision Communications, Inc.  144A  144A
8.875%, 4/15/33 144A 700,000 689
9.375%, 8/1/32 144A 900,000 914
Veon Midco BV  144A  144A
6.950%, 6/1/31 144A 1,500,000 1,498
Verizon Communications, Inc.
2.355%, 3/15/32 2,725,000 2,381
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞ 1,200,000 1,365
4.250%, 1/15/30 GBP §,∞ 3,200,000 3,729
4.500%, 8/15/30 144A 800,000 679
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞ 3,100,000 3,879
4.500%, 7/15/31 GBP §,∞ 400,000 435
4.750%, 7/15/31 144A 900,000 740
Vodafone Group PLC  α
7.000%, (USD 5 Year Swap Rate plus
4.873%), 4/4/79 α 1,700,000 1,763
VZ Secured Financing BV  144A  144A
7.500%, 1/15/33 144A 4,600,000 4,401
Windstream Services LLC / Windstream
Escrow Finance Corp.  144A  144A
8.250%, 10/1/31 144A 1,000,000 1,055
Total 69,051
Consumer, Cyclical (3.8%)
1011778 BC ULC / New Red Finance, Inc.  144A  144A
5.625%, 9/15/29 144A 1,500,000 1,508
Air Canada Pass-Through Trust, Series
2020-2, Class A  144A  144A
5.250%, 10/1/30 144A 402,209 405
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A  144A  144A
4.800%, 2/15/29 144A 113,773 114
Allwyn Entertainment Financing UK PLC
4.625%, 8/15/31 EUR §,∞ 900,000 1,025
7.875%, 4/30/29 144A 809,000 831
American Airlines Pass-Through Trust,
Series 2015-1, Class A
3.375%, 11/1/28 224,389 222
American Airlines Pass-Through Trust,
Series 2016-1, Class AA
3.575%, 7/15/29 603,020 595
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.350%, 4/15/31 623,724 600
American Airlines Pass-Through Trust,
Series 2026-1, Class A
5.250%, 5/10/40 1,400,000 1,389
British Airways Pass-Through Trust, Series
2021-1, Class A  144A  144A
2.900%, 9/15/36 144A 306,165 280
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
Carnival Corp.  144A  144A
4.000%, 8/1/28 144A 4,100,000 4,024
Carvana Co.  144A  144A
9.000%, 6/1/30 144A 1,225,000 1,266
Cirsa Finance International SARL
4.875%, 10/15/31 EUR §,∞ 600,000 698
5.401%, (EURIBOR 3 Month ACT/360 plus
3.000%), 10/15/32 EUR §,∞ 800,000 922
Cyprium Corp. / Cyprium Holdings
Luxembourg SARL  144A  144A
6.125%, 4/15/31 144A 625,000 625
Flutter Treasury DAC  144A  144A
5.875%, 6/4/31 144A 1,100,000 1,096
6.375%, 4/29/29 144A 1,200,000 1,218
Ford Motor Credit Co. LLC
3.625%, 6/17/31 2,400,000 2,189
3.815%, 11/2/27 300,000 296
7.200%, 6/10/30 25,000 26
7.350%, 11/4/27 50,000 51
7.350%, 3/6/30 25,000 26
Gaia Purchaser, Inc.  144A  144A
7.625%, 7/15/33 144A 1,100,000 1,113
Hilton Domestic Operating Co., Inc.  144A  144A
3.625%, 2/15/32 144A 2,300,000 2,105
IHO Verwaltungs GmbH  144A  144A
6.375%, 5/15/29 144A 1,800,000 1,812
Intralot Capital Luxembourg SA
6.750%, 10/15/31 EUR §,∞,β 1,400,000 1,622
JetBlue Airways Corp.
4.000%, 5/15/34 576,087 546
JetBlue Airways Corp. / JetBlue Loyalty LP  144A  144A
9.875%, 9/20/31 144A 600,000 543
John Lewis PLC
4.250%, 12/18/34 GBP §,∞ 1,200,000 1,345
Las Vegas Sands Corp.
3.900%, 8/8/29 100,000 96
5.300%, 5/15/31 1,100,000 1,096
Marriott International, Inc.
5.500%, 4/15/37 1,400,000 1,413
Mitchells & Butlers Finance PLC
4.302%, (SONIO plus 0.569%), 12/15/30
GBP §,∞ 412,786 535
4.346%, (US SOFR plus
0.712%), 12/15/30 § 75,052 72
6.469%, 9/15/32 GBP §,∞ 200,000 266
Nissan Motor Co., Ltd.  144A  144A
4.345%, 9/17/27 144A 3,500,000 3,443
Qnity Electronics, Inc.  144A  144A
5.750%, 8/15/32 144A 300,000 302
6.250%, 8/15/33 144A 400,000 407
QXO Building Products, Inc.  144A  144A
6.750%, 4/30/32 144A 1,300,000 1,342
6.875%, 7/15/34 144A 1,400,000 1,437
Sands China, Ltd.
2.300%, 3/8/27 400,000 394
3.250%, 8/8/31 1,100,000 999
Spirit Airlines Pass-Through Trust, Series
2015-1, Class A
4.100%, 10/1/29 φ 1,259,988 1,222

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Cyclical continued
United Airlines Pass-Through Trust, Series
2019-2, Class A
2.900%, 11/1/29 69,968 67
United Airlines Pass-Through Trust, Series
2020-1, Class A
5.875%, 4/15/29 902,347 913
United Airlines Pass-Through Trust, Series
2023-1, Class A
5.800%, 7/15/37 3,369,324 3,497
Viking Cruises, Ltd.  144A  144A
9.125%, 7/15/31 144A 425,000 445
VistaJet Malta Finance PLC / Vista
Management Holding, Inc.  144A  144A
8.750%, 1/15/32 144A β 1,900,000 1,879
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.  144A  144A
6.250%, 3/15/33 144A 1,700,000 1,706
ZF Finance GmbH
3.750%, 9/21/28 EUR §,∞ 2,000,000 2,264
ZF North America Capital, Inc.  144A  144A
7.500%, 3/24/31 144A 1,625,000 1,636
Total 53,923
Consumer, Non-cyclical (3.1%)
1261229 BC, Ltd.  144A  144A
10.000%, 4/15/32 144A 575,000 582
Abertis Infraestructuras SA
3.375%, 11/27/26 GBP §,∞ 600,000 792
Amgen, Inc.
5.650%, 3/2/53 1,000,000 973
Ashtead Capital, Inc.  144A  144A
5.800%, 4/15/34 144A 1,000,000 1,019
Bacardi, Ltd.  144A  144A
4.700%, 5/15/28 144A 1,300,000 1,296
Bausch & Lomb Corp.  144A  144A
8.375%, 10/1/28 144A 700,000 719
Bayer US Finance LLC  144A  144A
6.125%, 11/21/26 144A 2,100,000 2,111
6.375%, 11/21/30 144A 175,000 184
Belron UK Finance PLC  144A  144A
5.750%, 10/15/29 144A 500,000 502
Block, Inc.  144A  144A
5.625%, 8/15/30 144A 900,000 902
6.500%, 5/15/32 2,700,000 2,757
Centene Corp.
2.500%, 3/1/31 1,000,000 874
4.250%, 12/15/27 109,000 109
4.625%, 12/15/29 1,989,000 1,929
Charlotte Buyer, Inc.  144A  144A
8.000%, 6/30/31 144A 1,500,000 1,519
Cheplapharm Arzneimittel GmbH
7.500%, 5/15/30 EUR §,∞ 600,000 710
CHS / Community Health Systems, Inc.  144A  144A
6.000%, 1/15/29 144A 700,000 693
10.875%, 1/15/32 144A 260,500 281
CommonSpirit Health
4.975%, 9/1/35 1,100,000 1,067
CVS Pass-Through Trust  144A  144A
4.704%, 1/10/36 144A 281,299 263
5.926%, 1/10/34 144A 446,459 453
7.507%, 1/10/32 144A 40,526 42
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Consumer, Non-cyclical continued
Flora Food Management BV
6.875%, 7/2/29 EUR §,∞ 1,400,000 1,563
7.500%, 10/31/30 EUR §,∞ 700,000 794
Froneri Lux FinCo SARL
4.750%, 8/1/32 EUR §,∞ 1,200,000 1,338
Global Medical Response, Inc.  144A  144A
7.375%, 10/1/32 144A 900,000 933
HCA, Inc.
4.625%, 3/15/52 300,000 244
4.900%, 11/15/35 1,100,000 1,065
5.200%, 6/1/28 1,750,000 1,767
5.250%, 3/1/30 1,200,000 1,217
ION Platform Finance US, Inc.  144A  144A
7.875%, 9/30/32 144A β 1,000,000 725
IQVIA, Inc.
5.700%, 5/15/28 1,700,000 1,727
Kraft Heinz Foods Co.
4.375%, 6/1/46 319,000 255
Mars, Inc.  144A  144A
5.000%, 3/1/32 144A 800,000 806
National Mentor Holdings, Inc.  144A  144A
10.500%, 12/15/30 144A 725,000 764
Nidda Healthcare Holding GmbH
5.625%, 2/21/30 EUR §,∞ 1,300,000 1,504
Picard Groupe SAS
6.375%, 7/1/29 EUR §,∞ 900,000 1,061
Post Holdings, Inc.  144A  144A
6.500%, 3/15/36 144A 2,700,000 2,669
Prime Security Services Borrower LLC /
Prime Finance, Inc.  144A  144A
3.375%, 8/31/27 144A 1,350,000 1,323
Primo Water Holdings, Inc. / Triton Water
Holdings, Inc.  144A  144A
6.250%, 4/1/29 144A 1,600,000 1,606
Sartorius Finance BV
4.500%, 9/14/32 EUR §,∞ 1,600,000 1,907
Total 43,045
Energy (7.2%)
Azule Energy Finance PLC  144A  144A
8.250%, 1/22/31 144A 1,300,000 1,301
Chord Energy Corp.  144A  144A
6.750%, 3/15/33 144A 900,000 913
CQP Holdco LP / BIP-V Chinook Holdco LLC  144A  144A
5.500%, 6/15/31 144A 1,000,000 982
Delek Logistics Partners LP  144A  144A
6.875%, 6/1/34 144A 1,000,000 995
DT Midstream, Inc.  144A  144A
5.800%, 12/15/34 144A 1,400,000 1,431
Ecopetrol SA
4.625%, 11/2/31 300,000 275
8.375%, 1/19/36 100,000 108
El Paso Natural Gas Co. LLC
8.375%, 6/15/32 200,000 233
Enbridge, Inc.
5.700%, 3/8/33 900,000 929
Energy Transfer LP
3.750%, 5/15/30 200,000 193
4.950%, 5/15/28 625,000 628
5.000%, 5/15/50 200,000 169
5.250%, 4/15/29 100,000 101

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Energy continued
6.050%, 6/1/41 100,000 102
6.500%, 2/1/42 300,000 317
6.625%, 10/15/36 500,000 541
7.500%, 7/1/38 1,700,000 1,961
Eni SpA  144A  144A
5.500%, 5/15/34 144A 1,300,000 1,319
EQT Corp.
4.500%, 1/15/29 531,000 527
Expand Energy Corp.
4.750%, 2/1/32 1,700,000 1,657
Flex Intermediate Holdco LLC  144A  144A
3.363%, 6/30/31 144A 1,400,000 1,293
Genesis Energy LP / Genesis Energy
Finance Corp.
6.750%, 3/15/34 1,300,000 1,290
8.250%, 1/15/29 825,000 852
Green Palm Bidco SARL  144A  144A
6.462%, 6/30/46 144A 800,000 811
Greensaif Pipelines Bidco SARL  144A  144A
5.853%, 2/23/36 144A 2,900,000 2,961
6.129%, 2/23/38 § 1,300,000 1,343
KazMunayGas National Co. JSC
5.375%, 4/24/30 § 600,000 606
5.750%, 4/19/47 § 527,000 502
Kinder Morgan Energy Partners LP
6.550%, 9/15/40 1,682,000 1,804
Matador Resources Co.  144A  144A
6.250%, 4/15/33 144A 2,000,000 1,993
MPLX LP
4.250%, 12/1/27 800,000 796
NGPL PipeCo LLC  144A  144A
7.768%, 12/15/37 144A 1,000,000 1,159
Noble Finance II LLC  144A  144A
8.000%, 4/15/30 144A 1,257,000 1,303
NuStar Logistics LP
5.625%, 4/28/27 1,400,000 1,404
ONEOK, Inc.
5.050%, 11/1/34 975,000 954
Orlen SA  144A  144A
6.000%, 1/30/35 144A 600,000 621
Permian Resources Operating LLC  144A  144A
7.000%, 1/15/32 144A 925,000 957
Pertamina Persero PT  144A  144A
6.500%, 11/7/48 144A 4,300,000 4,372
Petroleos de Venezuela SA
5.375%, 4/12/27 §,φ 6,666,000 2,443
5.500%, 4/12/37 §,φ 5,734,000 2,093
6.000%, 5/16/49 §,φ 443,000 166
9.750%, 5/17/35 §,φ 16,000 7
Petroleos del Peru SA
5.625%, 6/19/47 § 3,025,000 2,162
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞ 466,000 527
4.750%, 2/26/29 EUR §,∞ 3,000,000 3,474
5.625%, 1/23/46 378,000 302
5.950%, 1/28/31 2,400,000 2,372
6.350%, 2/12/48 1,700,000 1,401
6.625%, 6/15/38 2,000,000 1,859
6.700%, 2/16/32 536,000 541
6.750%, 9/21/47 6,000,000 5,136
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Energy continued
7.690%, 1/23/50 2,580,000 2,406
PRIO Luxembourg Holding SARL  144A  144A
6.750%, 10/15/30 144A 1,400,000 1,372
QatarEnergy  144A  144A
4.625%, 6/23/29 144A 950,000 944
QatarEnergy LNG S3  144A  144A
5.838%, 9/30/27 144A 682,640 683
Rio Oil Finance Trust
9.750%, 1/6/27 § 61,333 62
Sabine Pass Liquefaction LLC
4.500%, 5/15/30 700,000 693
Santos Finance, Ltd.  144A  144A
3.649%, 4/29/31 144A 700,000 654
Seadrill Finance, Ltd.  144A  144A
8.375%, 8/1/30 144A 1,500,000 1,568
SM Energy Co.  144A  144A
9.625%, 6/15/33 144A 700,000 768
Sonangol Finance, Ltd.  144A  144A
10.000%, 1/29/31 144A 1,500,000 1,509
Sunoco LP  144A  144A
5.625%, 3/15/31 144A 1,500,000 1,489
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.  144A  144A
5.500%, 1/15/28 144A 775,000 773
TGS ASA  144A  144A
8.500%, 1/15/30 144A 1,000,000 1,051
Transocean Aquila, Ltd.  144A  144A
8.000%, 9/30/28 144A 676,923 693
Valaris, Ltd.  144A  144A
8.375%, 4/30/30 144A 575,000 597
Venture Global Calcasieu Pass LLC  144A  144A
3.875%, 8/15/29 144A 2,700,000 2,576
3.875%, 11/1/33 144A 1,600,000 1,426
6.000%, 5/1/36 144A 1,600,000 1,617
Venture Global LNG, Inc.  144A  144A
7.000%, 1/15/30 144A 2,200,000 2,244
8.375%, 6/1/31 144A 1,900,000 1,978
9.500%, 2/1/29 144A 2,300,000 2,476
Venture Global Plaquemines LNG LLC  144A  144A
6.125%, 12/15/30 144A 1,000,000 1,023
6.500%, 1/15/34 144A 3,200,000 3,334
6.750%, 1/15/36 144A 500,000 530
Weatherford International, Ltd.  144A  144A
6.750%, 10/15/33 144A 1,600,000 1,633
Woodside Finance, Ltd.
5.100%, 9/12/34 2,100,000 2,065
Yinson Boronia Production BV  144A  144A
8.947%, 7/31/42 144A 2,355,791 2,590
8.947%, 7/31/42 § 582,876 641
Total 101,581
Financial (12.3%)
Abu Dhabi Development Holding Co. PJSC  144A  144A
5.375%, 5/8/29 144A 1,900,000 1,931
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.650%, 7/21/27 500,000 496
4.625%, 10/15/27 500,000 500
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer  144A  144A
7.000%, 1/15/31 144A 1,200,000 1,220

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Ally Financial, Inc.
8.000%, 11/1/31 3,271,000 3,643
American Tower Corp.
5.900%, 11/15/33 1,200,000 1,252
Antares Holdings LP  144A  144A
2.750%, 1/15/27 144A 250,000 246
Ares Capital Corp.
2.875%, 6/15/28 1,200,000 1,148
Ares Strategic Income Fund
6.200%, 3/21/32 1,400,000 1,385
Athene Global Funding  144A  144A
5.339%, 1/15/27 144A 1,500,000 1,505
Avilease Capital, Ltd.  144A  144A
4.750%, 11/12/30 144A 1,200,000 1,174
Avolon Holdings Funding, Ltd.  144A  144A
2.528%, 11/18/27 144A 471,000 457
4.850%, 4/1/33 144A 1,500,000 1,452
4.950%, 10/15/32 144A 700,000 683
Banca Monte dei Paschi di Siena SpA  α
7.708%, (EURIBOR ICE 5 Year Swap
Rate plus 5.005%), 1/18/28 EUR §,∞,α 3,800,000 4,606
Banco Bilbao Vizcaya Argentaria SA
4.968%, 5/8/31 1,100,000 1,098
6.138%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.700%), 9/14/28 α 900,000 916
Banco BTG Pactual SA  144A  144A
6.250%, 4/8/29 144A 1,500,000 1,532
Banco do Brasil SA
8.500%, 7/29/26 MXN §,∞ 22,000,000 1,259
Banco Internacional del Peru SAA Interbank  144A  144A
4.800%, 7/15/31 144A 1,200,000 1,176
Banco Nacional de Mexico SA  144A ,α  144A
6.697%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.682%), 8/7/36 144A α 1,600,000 1,576
Bank Hapoalim, Ltd.  144A  144A
4.722%, 7/14/29 144A § 800,000 790
5.252%, 1/14/33 144A § 400,000 396
Bank Leumi Le-Israel B.M.  144A  144A
5.343%, 6/29/29 144A § 1,200,000 1,203
Bank of America Corp.
5.468%, (US SOFR plus 1.650%), 1/23/35
α 1,900,000 1,937
5.511%, (US SOFR plus 1.310%), 1/24/36
α 1,800,000 1,838
Barclays PLC
5.501%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.650%), 8/9/28 α 2,350,000 2,371
7.437%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
3.500%), 11/2/33 α 500,000 557
Blue Owl Capital Corp.
6.300%, 8/15/31 1,300,000 1,292
Blue Owl Finance LLC
6.250%, 4/18/34 1,200,000 1,175
BPCE SA  144A ,α  144A
4.760%, (US SOFR plus 1.267%), 1/13/32
144A α 1,600,000 1,577
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Burford Capital Global Finance LLC  144A  144A
7.500%, 7/15/33 144A 1,500,000 1,272
CaixaBank SA  144A ,α  144A
5.673%, (US SOFR plus 1.780%), 3/15/30
144A α 1,300,000 1,329
Cantor Fitzgerald LP  144A  144A
7.200%, 12/12/28 144A 1,200,000 1,245
Chubb INA Holdings LLC
0.875%, 6/15/27 EUR ∞ 200,000 224
CI Financial Corp.  144A  144A
7.500%, 5/30/29 144A 1,100,000 1,153
CIMA Finance DAC
2.950%, 9/5/29 § 759,834 719
Citadel LP  144A  144A
6.375%, 1/23/32 144A 1,200,000 1,249
Citadel Securities Global Holdings LLC  144A  144A
5.750%, 3/27/36 144A 1,000,000 991
Corestate Capital Holding SA
10.000%, 12/31/26 EUR ∞,Þ 148,405 153
CoStar Group, Inc.  144A  144A
2.800%, 7/15/30 144A 1,500,000 1,350
CRC Insurance Group LLC  144A  144A
7.125%, 6/1/31 144A 1,800,000 1,794
Credicorp Capital Sociedad Titulizadora SA  144A  144A
9.700%, 3/5/45 144A PEN ∞ 1,700,000 529
10.100%, 12/15/43 144A PEN §,∞ 12,784,200 4,086
Danantara Investment Management PT  144A  144A
5.350%, 6/18/31 144A 2,000,000 1,997
5.950%, 6/18/36 144A 2,000,000 1,995
Deutsche Bank AG
3.729%, (US SOFR plus 2.757%), 1/14/32
α 1,550,000 1,451
5.882%, (US SOFR plus 5.438%), 7/8/31
α 300,000 305
Emirates NBD Bank PJSC  144A  144A
5.125%, 6/29/31 144A 2,200,000 2,188
Encore Capital Group, Inc.  144A  144A
6.625%, 4/15/31 144A 1,200,000 1,214
8.500%, 5/15/30 144A 700,000 743
Equinix Europe 2 Financing Corp. LLC
4.600%, 11/15/30 2,900,000 2,867
Fidelity National Financial, Inc.
3.400%, 6/15/30 200,000 188
First Abu Dhabi Bank PJSC  144A  144A
4.783%, (US SOFR plus 1.150%), 6/3/31
144A 2,100,000 2,098
Freedom Mortgage Corp.  144A  144A
6.625%, 1/15/27 144A 500,000 500
Freedom Mortgage Holdings LLC  144A  144A
6.875%, 5/1/31 144A 1,100,000 1,068
8.375%, 4/1/32 144A 350,000 356
FS KKR Capital Corp.
3.125%, 10/12/28 900,000 847
6.125%, 1/15/31 700,000 673
GLP Capital LP / GLP Financing II, Inc.
5.625%, 3/1/36 1,500,000 1,470
5.750%, 6/1/28 400,000 404
5.750%, 11/1/37 1,700,000 1,675
goeasy, Ltd.  144A  144A
6.875%, 5/15/30 144A 450,000 401

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Financial continued
6.875%, 2/15/31 144A 25,000 22
9.250%, 12/1/28 144A 225,000 221
The Goldman Sachs Group, Inc.
2.013%, 2/28/29 CAD ∞,α 1,000,000 690
4.148%, (US SOFR plus 0.710%), 1/21/29
α 2,300,000 2,280
5.016%, (US SOFR plus
1.420%), 10/23/35 α 1,200,000 1,179
5.330%, (US SOFR plus 1.550%), 7/23/35
α 200,000 201
6.484%, (US SOFR plus
1.770%), 10/24/29 α 200,000 208
GSG Bidco, Ltd.
4.700%, 6/15/31 EUR §,∞ 1,100,000 1,259
HPS Corporate Lending Fund
4.900%, 9/11/28 1,000,000 980
6.300%, 8/19/31 144A 600,000 599
HSBC Holdings PLC  α
3.973%, (US SOFR 3 Month plus
1.872%), 5/22/30 α 1,450,000 1,415
ING Groep NV  α,Ψ
5.750%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
4.342%), 11/16/26 µ,α,Ψ 1,800,000 1,804
Intesa Sanpaolo SpA  144A  144A
4.000%, 9/23/29 144A 200,000 196
5.500%, (5 Year EUR Annual Swap Rate
plus 5.848%), 3/1/28 EUR §,µ,∞,α,Ψ 1,025,000 1,194
5.875%, (5 Year EUR Annual Swap Rate
plus 6.086%), 9/1/31 EUR §,µ,∞,α,Ψ 450,000 538
Jane Street Group / JSG Finance, Inc.  144A  144A
6.125%, 11/1/32 144A 1,600,000 1,600
6.750%, 5/1/33 144A 1,300,000 1,337
7.125%, 4/30/31 144A 1,900,000 1,965
JPMorgan Chase & Co.
5.294%, (US SOFR plus 1.460%), 7/22/35
α 2,000,000 2,021
5.336%, (US SOFR plus 1.620%), 1/23/35
α 1,300,000 1,319
5.581%, (US SOFR plus 1.160%), 4/22/30
α 1,200,000 1,226
Kaisa Group Holdings, Ltd.  144A  144A
5.000%, 11/30/27 144A 9,927 1
5.000%, 11/30/27 § 40,291 2
6.250%, 12/28/28 144A Þ 102,368 2
6.500%, 12/28/29 144A Þ 171,371 3
6.750%, 12/28/30 144A Þ 212,237 3
7.000%, 12/28/31 144A Þ 311,201 4
7.250%, 12/28/32 144A Þ 292,867 4
7.721%, 12/28/27 144A Þ 70,024 1
Kilroy Realty LP
5.875%, 10/15/35 850,000 840
Kona SPC, Ltd.
5.718%, 9/15/26 EUR §,∞,Æ 1,000,000 1,143
Lazard Group LLC
6.000%, 3/15/31 1,200,000 1,244
Lloyds Banking Group PLC  α
4.976%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.300%), 8/11/33 α 200,000 199
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Financial continued
Logicor Financing SARL
3.250%, 11/13/28 EUR §,∞ 600,000 684
Luminis SA
9.649%, (US SOFR 3 Month plus
5.985%), 9/15/38 §,Æ 1,200,000 1,402
Marsh & McLennan Cos., Inc.
1.349%, 9/21/26 EUR ∞ 100,000 114
Mitsubishi UFJ Financial Group, Inc.  α
5.574%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
0.950%), 1/16/36 α 1,000,000 1,021
Morgan Stanley
4.654%, (US SOFR plus
1.100%), 10/18/30 α 1,800,000 1,790
5.466%, (US SOFR plus 1.730%), 1/18/35
α 2,000,000 2,030
National Health Investors, Inc.
5.350%, 2/1/33 1,400,000 1,384
New Immo Holding SA
3.250%, 7/23/27 EUR §,∞ 1,000,000 1,139
4.875%, 12/8/28 EUR §,∞ 1,200,000 1,375
Newmark Group, Inc.
7.500%, 1/12/29 1,200,000 1,257
Nomura Holdings, Inc.
5.594%, 7/2/27 1,000,000 1,011
OneMain Finance Corp.
3.500%, 1/15/27 1,100,000 1,091
4.000%, 9/15/30 700,000 647
6.625%, 1/15/28 1,300,000 1,319
6.625%, 5/15/29 2,000,000 2,039
Panama Infrastructure Receivable
Purchaser PLC  144A  144A
0.000%, 4/5/32 144A PO 2,900,000 2,357
QNB Finance, Ltd.  144A  144A
4.673%, (US SOFR plus 1.050%), 4/27/29
144A 2,600,000 2,600
RLJ Lodging Trust LP  144A  144A
3.750%, 7/1/26 144A 200,000 200
Rocket Companies, Inc.  144A  144A
6.125%, 8/1/30 144A 900,000 915
6.500%, 6/15/34 144A 1,000,000 1,026
7.125%, 2/1/32 144A 1,300,000 1,349
Sammons Financial Group, Inc.  144A  144A
6.875%, 4/15/34 144A 1,500,000 1,604
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32
α 800,000 728
3.823%, 11/3/28 α 3,475,000 3,436
Sberbank of Russia Via SB Capital SA  Ψ
5.250%, 5/23/23 §,Æ,φ,Ψ 4,500,000 225
Sixth Street Lending Partners
5.750%, 1/15/30 1,200,000 1,192
SLM Corp.  α
6.495%, (US SOFR plus 2.710%), 5/15/32
α 1,325,000 1,324
Sompo Holdings, Inc.  144A ,α  144A
5.411%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
2.130%), 4/22/37 144A α 1,250,000 1,227
Starwood Property Trust, Inc.  144A  144A
5.750%, 1/15/31 144A 1,100,000 1,093

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Financial continued
6.125%, 6/1/31 144A 1,900,000 1,910
Synchrony Financial  α
5.450%, (US SOFR plus 1.680%), 3/6/31
α 475,000 475
Takeoff Merger Sub, Inc.  144A  144A
4.500%, 3/24/29 144A 1,400,000 1,388
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,∞ 84,423 112
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,∞,β 2,345,966 2,993
Titanium 2L Bondco SARL
6.250%, 1/14/31 EUR ∞ 8,785,200 1,419
Trust 2401  144A  144A
7.375%, 2/13/34 144A 854,000 905
Trust Fibra Uno  144A  144A
6.390%, 1/15/50 144A 100,000 92
7.375%, 2/13/34 144A 346,000 367
Turkiye Is Bankasi AS, Series 2024-H
6.553%, (US SOFR 3 Month plus
2.910%), 11/15/34 Æ,δ 1,250,000 1,270
UBS Group AG  144A  144A
5.428%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.520%), 2/8/30 144A α 1,200,000 1,217
5.699%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.770%), 2/8/35 144A α 1,300,000 1,335
6.327%, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year plus
1.600%), 12/22/27 144A α 850,000 857
UniCredit SpA  144A ,α  144A
7.296%, (USD 5 Year Swap Rate plus
4.914%), 4/2/34 144A α 3,700,000 3,894
VakifBank DPR, Series 2025-E, Class 4A2
6.833%, 3/15/35 Æ,δ 2,000,000 2,020
VFH Parent LLC / Valor Co-Issuer, Inc.  144A  144A
7.500%, 6/15/31 144A 900,000 941
VICI Properties LP
5.750%, 4/1/34 2,600,000 2,640
Vornado Realty LP
3.400%, 6/1/31 1,000,000 919
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28
α 700,000 702
5.574%, (US SOFR plus 1.740%), 7/25/29
α 1,500,000 1,525
5.707%, (US SOFR plus 1.070%), 4/22/28
α 1,500,000 1,514
Weyerhaeuser Co.
7.375%, 3/15/32 424,000 473
Yango Justice International, Ltd.
7.500%, 4/15/24 §,φ 4,200,000 –π
7.875%, 9/4/24 §,φ 600,000 –π
Total 173,172
Industrial (1.8%)
Axon Enterprise, Inc.  144A  144A
6.250%, 3/15/33 144A 950,000 974
The Boeing Co.
3.950%, 8/1/59 2,000,000 1,428
5.150%, 5/1/30 2,400,000 2,429
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Industrial continued
Builders FirstSource, Inc.  144A  144A
4.250%, 2/1/32 144A 1,500,000 1,397
6.750%, 5/15/35 144A 900,000 918
Clydesdale Acquisition Holdings, Inc.  144A  144A
6.750%, 4/15/32 144A 1,700,000 1,650
Columbus McKinnon Corp.  144A  144A
7.125%, 2/1/33 144A 600,000 601
DAE Funding LLC  144A  144A
3.375%, 3/20/28 144A 700,000 677
3.375%, 3/20/28 § 200,000 194
Efesto Bidco SpA / Efesto US LLC  144A  144A
7.500%, 2/15/32 144A 1,400,000 1,401
Empresa de Transporte de Pasajeros Metro
SA
4.700%, 5/7/50 § 1,400,000 1,189
FTAI Aviation Investors LLC  144A  144A
5.500%, 5/1/28 144A 400,000 399
7.000%, 5/1/31 144A 2,500,000 2,589
Lima Metro Line 2 Finance, Ltd.  144A  144A
5.875%, 7/5/34 144A 218,558 223
Nakilat, Inc.  144A  144A
6.267%, 12/31/33 144A 338,506 345
Rolls-Royce PLC  144A  144A
5.750%, 10/15/27 144A 1,400,000 1,417
SMBC Aviation Capital Finance DAC  144A  144A
2.300%, 6/15/28 144A 200,000 191
TopBuild Corp.  144A  144A
3.625%, 3/15/29 144A 1,700,000 1,700
Toucan FinCo, Ltd. / Toucan FinCo Can, Inc.
/ Toucan FinCo US LLC  144A  144A
9.500%, 5/15/30 144A 1,200,000 1,131
TransDigm, Inc.  144A  144A
6.000%, 1/15/33 144A 1,700,000 1,717
7.125%, 12/1/31 144A 1,600,000 1,657
XPO, Inc.  144A  144A
6.250%, 6/1/28 144A 1,200,000 1,212
Total 25,439
Technology (2.0%)
ams-OSRAM AG  144A  144A
7.250%, 5/31/32 144A EUR ∞ 1,130,000 1,330
Booz Allen Hamilton, Inc.  144A  144A
3.875%, 9/1/28 144A 1,200,000 1,171
Broadcom, Inc.
2.450%, 2/15/31 700,000 633
3.137%, 11/15/35 144A 3,100,000 2,633
CDW LLC / CDW Finance Corp.
5.550%, 8/22/34 1,300,000 1,284
Cloud Software Group, Inc.  144A  144A
8.250%, 6/30/32 144A 1,300,000 1,218
CoreWeave, Inc.  144A  144A
8.500%, 7/15/32 144A EUR ∞ 1,100,000 1,237
9.000%, 2/1/31 144A 2,400,000 2,372
Crowdstrike Holdings, Inc.
3.000%, 2/15/29 1,275,000 1,216
Dell International LLC / EMC Corp.
5.300%, 10/1/29 1,800,000 1,830
Gartner, Inc.  144A  144A
3.750%, 10/1/30 144A 1,400,000 1,278
4.950%, 3/20/31 1,000,000 972

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Technology continued
IPD 3 BV
5.776%, (EURIBOR 3 Month ACT/360
plus 3.375%), 6/15/31 EUR §,∞ 1,600,000 1,814
Marvell Technology, Inc.
5.750%, 2/15/29 1,300,000 1,333
NCR Atleos Corp.  144A  144A
9.500%, 4/1/29 144A 375,000 400
Oak-Eagle Acquireco, Inc.  144A  144A
8.750%, 7/1/34 144A 500,000 531
Oracle Corp.
3.850%, 4/1/60 1,200,000 705
Seagate Data Storage Technology Pte, Ltd.  144A  144A
4.125%, 1/15/31 144A 650,000 618
Seagate Data Storage Technology Pte., Ltd.  144A  144A
9.625%, 12/1/32 144A 920,000 1,015
TeamSystem SPA
5.000%, 7/1/31 EUR §,∞ 1,000,000 1,101
UKG, Inc.  144A  144A
6.875%, 2/1/31 144A 2,800,000 2,720
VMware LLC
4.700%, 5/15/30 100,000 100
Total 27,511
Utilities (2.9%)
Chile Electricity Lux MPC II SARL  144A  144A
5.672%, 10/20/35 144A 1,067,958 1,090
Chile Electricity Lux MPC SARL  144A  144A
6.010%, 1/20/33 144A 946,000 974
Comision Ejecutiva Hidroelectrica del Rio
Lempa  144A  144A
8.650%, 1/24/33 144A 1,000,000 1,056
8.650%, 1/24/33 § 300,000 317
Constellation Energy Generation LLC
6.500%, 10/1/53 1,000,000 1,073
ContourGlobal Power Holdings SA  144A  144A
6.750%, 2/28/30 144A 700,000 710
Dhafrah Pv2 Energy Co. LLC  144A  144A
5.794%, 6/30/53 144A 995,556 986
Duke Energy Corp.
3.750%, 4/1/31 EUR ∞ 1,500,000 1,735
Edison International
5.750%, 6/15/27 600,000 604
Electricite de France SA  144A  144A
6.000%, 4/22/64 144A 1,300,000 1,240
9.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
5.411%), 6/15/33 144A µ,α 1,150,000 1,335
Generadora de Gatun SA  144A  144A
6.874%, 9/30/44 144A 1,425,000 1,472
Nakilat, Inc.
6.067%, 12/31/33 § 668,501 681
Niagara Energy SAC  144A  144A
5.746%, 10/3/34 144A 1,500,000 1,504
NPC Ukrenergo
6.875%, 11/9/28 §,φ 200,000 194
NRG Energy, Inc.  144A  144A
5.407%, 10/15/35 144A 1,300,000 1,278
Pacific Gas & Electric Co.
2.100%, 8/1/27 100,000 97
2.500%, 2/1/31 100,000 90
3.300%, 3/15/27 200,000 198
Corporate Bonds (38.7%) Shares/ Par
+
Value
$ (000’s)
Utilities continued
3.300%, 12/1/27 800,000 785
3.300%, 8/1/40 2,700,000 2,024
3.750%, 7/1/28 100,000 98
4.200%, 6/1/41 100,000 82
4.250%, 3/15/46 100,000 77
4.450%, 4/15/42 300,000 248
4.550%, 7/1/30 500,000 492
5.050%, 10/15/32 2,100,000 2,087
5.700%, 3/1/35 1,500,000 1,516
PacifiCorp
5.450%, 2/15/34 2,200,000 2,225
7.125%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
3.292%), 8/15/56 α 1,400,000 1,391
Perusahaan Listrik Negara PT  144A  144A
3.000%, 6/30/30 144A 1,500,000 1,378
5.450%, 2/3/36 144A 1,700,000 1,625
6.150%, 5/21/48 § 3,300,000 3,155
Puget Energy, Inc.  α
7.000%, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 year plus
2.961%), 9/15/56 α 1,700,000 1,719
Southern California Edison Co.
5.200%, 6/1/34 1,100,000 1,090
5.650%, 10/1/28 1,250,000 1,274
Southern California Gas Co.
5.050%, 9/1/34 1,400,000 1,401
Thames Water Super Senior Issuer PLC  144A  144A
9.750%, 10/10/27 144A GBP ∞ 136,393 191
9.750%, 10/10/27 GBP §,∞ 227,427 320
Virginia Electric & Power Co.
5.000%, 1/15/34 400,000 399
Total 40,211
Total Corporate Bonds (Cost: $569,436) 543,145
Convertible Corporate Bonds ( 0.0% )
Financial (0.0%)
Kaisa Group Holdings, Ltd.  144A  144A
0.000%, 12/31/26 144A PO 60,870 –π
0.000%, 12/31/27 144A PO 76,091 –π
0.000%, 12/31/28 144A PO 121,741 –π
0.000%, 12/31/29 144A PO 121,741 –π
0.000%, 12/31/30 144A PO 152,176 1
0.000%, 12/31/31 144A PO 152,176 1
0.000%, 12/31/32 144A PO 287,089 1
Total 3
Total Convertible Corporate Bonds (Cost: $67) 3
144A 144A 144A
Governments ( 25.6% )
Governments (25.6%)
Abu Dhabi Government International Bond 144A 144A
2.700%, 9/2/70 144A 3,700,000 1,953
2.700%, 9/2/70  § 900,000 475
3.875%, 4/16/50  § 8,500,000 6,545
4.625%, 4/20/33 144A 5,300,000 5,274
4.875%, 4/30/29 144A 2,200,000 2,215
5.000%, 4/30/34 144A 2,200,000 2,235
Angolan Government International Bond
9.125%, 11/26/49  § 750,000 702

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (25.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
9.244%, 1/15/31 144A 1,300,000 1,345
9.375%, 3/31/33 144A 1,000,000 1,022
Argentine Republic Government
International Bond
3.500%, 7/9/41 16,193,196 12,121
4.125%, 7/9/35 3,422,164 2,741
Avenir Issuer IV Ireland DAC
6.000%, 10/25/27  § 1,298,438 1,279
Bahrain Government International Bond 144A 144A
7.125%, 6/10/36 144A 3,100,000 3,066
Baiterek National Investment Holding JSC
16.950%, 4/2/29 KZT  §,∞ 300,000,000 628
16.950%, 4/2/31 KZT  §,∞ 300,000,000 635
Bank Gospodarstwa Krajowego 144A 144A
5.750%, 7/9/34 144A 2,200,000 2,284
Banque Ouest Africaine de Developpement 144A 144A
2.750%, 1/22/33 144A EUR  ∞ 500,000 488
Benin Government International Bond
6.875%, 1/19/52 EUR  §,∞ 400,000 427
7.960%, 2/13/38 144A 2,000,000 2,121
Brazilian Government International Bond
7.125%, 5/13/54 550,000 552
7.250%, 1/12/56 2,500,000 2,508
Colombia Government International Bond
5.000%, 9/19/32 EUR  ∞ 800,000 907
6.125%, 1/21/31 2,600,000 2,622
6.500%, 1/21/33 3,900,000 3,960
7.500%, 2/2/34 600,000 640
Colombian TES
2.250%, 4/18/29 COP  ∞ 1,499,678,144 395
3.000%, 3/25/33 COP  ∞ 912,414,800 219
6.500%, 1/22/31 COP  ∞ 6,889,146,474 1,999
7.000%, 3/26/31 COP  ∞ 5,677,000,000 1,364
11.000%, 8/22/29 COP  ∞ 18,880,400,000 5,345
11.500%, 7/25/46 COP  ∞ 985,900,000 279
11.750%, 1/24/35 COP  ∞ 19,379,000,000 5,579
12.750%, 11/28/40 COP  ∞ 10,553,200,000 3,250
13.250%, 2/9/33 COP  ∞ 5,387,000,000 1,658
Costa Rica Government International Bond 144A 144A
5.499%, 11/21/30 144A EUR  ∞ 1,500,000 1,794
6.001%, 1/16/36 144A EUR  ∞ 1,500,000 1,808
7.300%, 11/13/54 144A 800,000 902
Development Bank of Kazakhstan JSC 144A 144A
18.400%, 10/16/28 144A KZT  ∞ 370,000,000 794
Dominican Republic International Bond 144A 144A
4.875%, 9/23/32 144A 550,000 522
4.875%, 9/23/32  § 1,700,000 1,612
5.750%, 3/17/34 144A 1,100,000 1,084
5.875%, 10/28/35 144A 900,000 889
6.500%, 2/15/48 144A 2,800,000 2,775
6.500%, 2/15/48  § 1,000,000 991
DRC International Bond 144A 144A
8.750%, 4/16/32 144A 2,000,000 2,067
Eagle Funding Luxco SARL 144A 144A
5.500%, 8/17/30 144A 2,100,000 2,109
5.500%, 8/17/30  § 3,900,000 3,916
Ecuador Government International Bond 144A 144A
0.000%, 7/31/30 144A PO  291,562 251
5.000%, 7/31/40 144A 1,225,800 1,028
6.900%, 7/31/35 144A 776,971 713
Governments (25.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
6.900%, 7/31/35  § 2,158,426 1,979
8.750%, 1/29/34 144A 700,000 708
9.250%, 1/29/39 144A 1,000,000 1,025
Egypt Government International Bond
6.375%, 4/11/31 EUR  §,∞ 5,750,000 6,691
7.500%, 2/16/61  § 400,000 345
Egypt Government International Bond 144A 144A
7.500%, 2/16/61 144A 1,500,000 1,295
9.450%, 2/4/33 144A 1,100,000 1,220
El Salvador Government International Bond 144A 144A
9.250%, 4/17/30 144A 1,325,000 1,426
9.650%, 11/21/54 144A 1,000,000 1,145
European Union
3.000%, 12/4/34 EUR  §,∞ 13,100,000 14,860
Federal Republic of Nigeria
7.625%, 11/28/47  §,β 700,000 686
7.696%, 2/23/38  § 600,000 611
7.875%, 2/16/32  § 2,800,000 2,916
8.630%, 1/13/36 144A 400,000 433
9.129%, 1/13/46 144A 400,000 442
9.625%, 6/9/31 144A 800,000 886
Gabon Government International Bond
9.500%, 2/18/29  § 1,400,000 1,335
Ghana Government International Bond 144A 144A
0.000%, 7/3/26 144A PO  46,400 46
0.000%, 1/3/30 144A PO  248,879 223
5.000%, 7/3/29 144A 1,228,150 1,211
5.000%, 7/3/29  § 875,000 863
5.000%, 7/3/35 144A 2,018,400 1,872
Guatemala Government Bond 144A 144A
6.050%, 8/6/31 144A 1,200,000 1,233
6.600%, 6/13/36 144A 1,700,000 1,810
Hungary Government International Bond
5.375%, 9/12/33 EUR  §,∞ 2,300,000 2,889
5.500%, 3/26/36 144A 1,400,000 1,405
6.125%, 5/22/28 144A 1,200,000 1,229
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR  §,∞ 500,000 577
5.875%, 10/17/31 144A EUR  ∞ 300,000 353
6.625%, 3/22/48 144A EUR  ∞ 900,000 993
6.625%, 3/22/48 EUR  §,∞ 800,000 882
6.875%, 10/17/40 144A EUR  ∞ 400,000 469
6.875%, 10/17/40 EUR  §,∞ 100,000 117
8.075%, 4/1/36  § 1,200,000 1,312
Japan Government Thirty Year Bond
3.200%, 9/20/55 JPY  ∞ 60,000,000 325
Kenya Government International Bond 144A 144A
8.700%, 2/26/39 144A 1,000,000 988
9.500%, 3/5/36 144A 1,800,000 1,913
9.750%, 2/16/31 144A 1,400,000 1,523
Kingdom of Jordan 144A 144A
5.850%, 7/7/30 144A 400,000 405
7.500%, 1/13/29 144A 800,000 836
Kuwait International Government Bond 144A 144A
4.804%, 4/20/33 144A 4,800,000 4,781
Lebanon Government International Bond
6.000%, 1/27/49  §,φ 1,750,000 429
6.100%, 10/4/49  §,φ 1,800,000 443
6.850%, 3/23/27  §,φ 1,750,000 434

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (25.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Mexican Udibonos
4.000%, 8/24/34 MXN  ∞ 43,195 2
Morocco Government International Bond 144A 144A
4.000%, 12/15/50 144A 500,000 360
5.500%, 12/11/42  § 800,000 762
Oman Government International Bond
6.000%, 8/1/29  § 900,000 928
6.250%, 1/25/31 144A 2,300,000 2,424
6.500%, 3/8/47  § 500,000 533
6.750%, 1/17/48  § 1,100,000 1,206
Pakistan Government International Bond 144A 144A
6.975%, 4/24/29 144A 2,100,000 2,101
Panama Government International Bond
5.227%, 2/23/34 1,200,000 1,179
6.700%, 1/26/36 1,900,000 2,041
8.125%, 4/28/34 30,000 35
Qatar Government International Bond 144A 144A
4.800%, 4/8/33 144A 1,800,000 1,807
RAK Capital
5.000%, 3/12/35  § 825,000 831
Republic of Angola Via Avenir Issuer IV
Ireland DAC
10.750%, 2/5/29  § 1,174,430 1,201
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR  §,∞ 1,000,000 1,019
9.500%, 7/31/31  § 900,000 906
Republic of Congo International Bond
9.500%, 5/26/36  § 1,800,000 1,735
Republic of Pakistan
7.375%, 4/8/31  § 700,000 704
Republic of Paraguay
5.600%, 3/13/48  § 600,000 570
6.000%, 2/9/36  § 1,300,000 1,358
6.100%, 8/11/44  § 300,000 307
8.500%, 4/4/38 144A PYG  ∞ 2,410,000,000 379
Republic of Peru
3.300%, 3/11/41 2,700,000 2,087
6.900%, 8/12/37 144A PEN  ∞ 5,500,000 1,644
7.300%, 8/12/33 144A PEN  §,∞ 2,300,000 754
Republic of Poland Government
International Bond
5.125%, 9/18/34 2,900,000 2,913
5.500%, 3/18/54 1,000,000 947
Republic of South Africa Government
International Bond
4.850%, 9/30/29 1,200,000 1,190
5.000%, 10/12/46 500,000 391
5.750%, 9/30/49 2,100,000 1,776
7.000%, 2/28/31 ZAR  ∞ 1,900,000 112
7.950%, 11/19/54 144A 1,100,000 1,188
8.000%, 1/31/30 ZAR  ∞ 17,700,000 1,090
8.500%, 1/31/37 ZAR  ∞ 113,200,000 6,873
8.875%, 2/28/35 ZAR  ∞ 118,900,000 7,519
9.000%, 1/31/40 ZAR  ∞ 5,300,000 327
Republic of Uzbekistan International Bond 144A 144A
5.375%, 5/29/27 144A EUR  ∞ 700,000 810
Romanian Government International Bond 144A 144A
2.000%, 4/14/33 144A EUR  ∞ 1,400,000 1,316
5.250%, 5/30/32 144A EUR  ∞ 1,000,000 1,166
5.375%, 6/7/33 EUR  §,∞ 1,500,000 1,730
Governments (25.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
5.625%, 2/22/36 144A EUR  ∞ 550,000 634
6.375%, 9/18/33 144A EUR  ∞ 2,500,000 3,043
Saudi Government International Bond 144A 144A
3.375%, 3/5/32 144A EUR  ∞ 2,850,000 3,214
4.125%, 1/12/29 144A 4,800,000 4,722
4.500%, 10/26/46  § 9,300,000 7,733
5.000%, 1/16/34 144A 10,000,000 9,998
5.750%, 1/16/54 144A 700,000 675
Senegal Government International Bond
4.750%, 3/13/28 EUR  §,∞ 466,667 292
5.375%, 6/8/37 EUR  §,∞ 600,000 360
6.750%, 3/13/48  § 800,000 414
7.750%, 6/10/31  §,β 2,100,000 1,126
Serbia International Bond
1.500%, 6/26/29 EUR  §,∞ 4,400,000 4,681
1.650%, 3/3/33 144A EUR  ∞ 700,000 676
6.500%, 9/26/33  §,β 1,500,000 1,583
Sri Lanka Government International Bond 144A 144A
3.350%, 1/15/30 144A 404,001 412
3.350%, 3/15/33 144A 792,441 762
3.600%, 6/15/35 144A 535,080 446
3.600%, 5/15/36 144A 371,358 372
3.600%, 2/15/38 144A 443,028 447
4.000%, 4/15/28 144A 284,549 275
State of Minas Gerais
5.333%, 2/15/28  § 40,000 40
Turkiye Government International Bond
4.875%, 4/16/43 6,200,000 4,707
5.750%, 5/11/47  β 4,400,000 3,561
5.875%, 5/21/30 EUR  ∞ 2,850,000 3,447
40.305%, (Turkish Lira Overnight
Reference Rate plus 39.280%), 9/6/28
TRY  ∞ 51,100,000 1,096
Ukraine Government International Bond 144A 144A
0.000%, 2/1/30 144A PO  377,887 271
0.000%, 2/1/34 144A PO  1,412,114 796
0.000%, 2/1/35 144A PO  262,560 157
4.000%, 2/1/32 144A 970,160 801
4.500%, 2/1/29 144A 273,201 230
4.500%, 2/1/34 144A 1,865,284 1,308
4.500%, 2/1/35 144A 2,281,007 1,576
4.500%, 2/1/36 144A 2,498,410 1,704
United Mexican States
2.125%, 10/25/51 EUR  ∞ 1,000,000 618
3.771%, 5/24/61 5,400,000 3,232
4.490%, 5/25/32 EUR  ∞ 1,700,000 1,976
4.500%, 1/31/50 2,300,000 1,697
5.125%, 3/19/38 EUR  ∞ 2,200,000 2,500
6.000%, 5/7/36 2,600,000 2,591
6.350%, 2/9/35 1,700,000 1,737
6.400%, 5/7/54 1,150,000 1,082
6.875%, 5/13/37 3,700,000 3,877
US Treasury Bond
4.000%, 11/15/42  β 19,800,000 17,867
4.125%, 8/15/44  β 3,300,000 2,984
4.625%, 5/15/54  β 4,500,000 4,274
4.625%, 5/15/44 15,100,000 14,587
4.750%, 11/15/43  β 7,100,000 6,984
US Treasury Note
4.125%, 2/15/36 950,000 927

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Governments (25.6%) Shares/ Par
+
Value
$ (000’s)
Governments continued
Venezuela Government International Bond
6.000%, 12/9/49  §,φ 32,000 14
7.000%, 3/31/38  §,φ 3,104,000 1,350
7.650%, 4/21/25  §,φ 2,355,000 1,048
8.250%, 10/13/24  §,φ 2,430,000 1,094
9.000%, 5/7/23  §,φ 32,000 15
9.250%, 9/15/27  φ 179,000 88
9.250%, 5/7/28  §,φ 1,867,000 892
9.375%, 1/13/34  φ 1,400,000 676
11.950%, 8/5/31  §,φ 81,000 44
Total 359,586
Total Governments (Cost: $353,079) 359,586
144A 144A 144A
Municipal Bonds ( 0.1% )
Municipal Bonds (0.1%)
American Municipal Power, Inc.
7.834%, 2/15/41 RB   100,000 118
City of Riverside California Electric Revenue
7.605%, 10/1/40 RB   200,000 237
Golden State Tobacco Securitization Corp.
3.850%, 6/1/50 RB   930,000 854
Los Angeles County California Public Works
Financing Authority
7.618%, 8/1/40 RB   200,000 234
Metropolitan Government of Nashville &
Davidson County Tennessee
6.568%, 7/1/37 RB   100,000 108
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB   92,000 99
New York State Urban Development Corp.
5.770%, 3/15/39 RB   70,000 71
Total Municipal Bonds (Cost: $1,649) 1,721
Structured Products ( 33.5% )
Asset Backed Securities (14.9%)
ABFC Trust, Series 2007-WMC1, Class A1A
5.013%, (US SOFR 1 Month plus 1.365%),
6/25/37  6,795,065 4,783
ACE Securities Corp. Home Equity Loan
Trust, Series 2004-HE4, Class M1
4.663%, (US SOFR 1 Month plus 1.015%),
12/25/34  989,475 907
ACE Securities Corp. Home Equity Loan
Trust, Series 2004-RM2, Class M2
4.558%, (US SOFR 1 Month plus 0.910%),
1/25/35  26,523 26
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-FM1, Class A2C
4.063%, (US SOFR 1 Month plus 0.415%),
7/25/36  6,774,968 1,611
ACHV ABS Trust, Series 2024-2PL, Class A 144A 144A
5.070%, 10/27/31 144A  60,847 61
ACHV ABS Trust, Series 2024-2PL, Class B 144A 144A
5.430%, 10/27/31 144A  300,632 302
ACHV ABS Trust, Series 2024-3AL, Class A 144A 144A
5.010%, 12/26/31 144A  141,257 142
ACHV ABS Trust, Series 2024-3AL, Class B 144A 144A
5.450%, 12/26/31 144A  669,185 672
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
ACHV ABS Trust, Series 2024-3AL, Class C 144A 144A
5.680%, 12/26/31 144A  126,349 127
Aegis Asset Backed Securities Trust, Series
2004-6, Class M2
4.763%, (US SOFR 1 Month plus 1.115%),
(AFC), 3/25/35  28,267 27
Affirm Master Trust, Series 2025-1A, Class A 144A 144A
4.990%, 2/15/33 144A  1,300,000 1,305
Anchorage Credit Funding 19, Ltd., Series
2025-19A, Class A 144A 144A
5.036%, 10/25/40 144A  1,000,000 989
Anchorage Credit Funding 19, Ltd., Series
2025-19A, Class B 144A 144A
5.336%, 10/25/40 144A  1,000,000 981
Ares European CLO X DAC, Series 10A,
Class AR 144A 144A
2.984%, (EURIBOR 3 Month ACT/360 plus
0.780%), 10/15/31 144A EUR ∞ 89,682 102
Ares LXII CLO, Ltd., Series 2021-62A,
Class A1R 144A 144A
4.737%, (US SOFR 3 Month plus 1.070%),
1/25/34 144A  700,000 700
Ares LXII CLO, Ltd., Series 2021-62A,
Class A2R 144A 144A
5.067%, (US SOFR 3 Month plus 1.400%),
1/25/34 144A  1,300,000 1,299
Asset Backed Securities Corp. Home Equity
Loan Trust, Series 2005-HE5, Class M4
4.663%, (US SOFR 1 Month plus 1.015%),
6/25/35  26,851 27
Atlas Senior Loan Fund XV, Ltd., Series
2019-15A, Class A1R 144A 144A
4.886%, (US SOFR 3 Month plus 1.220%),
10/23/32 144A  961,878 962
Avis Budget Rental Car Funding AESOP
LLC, Series 2024-1A, Class A 144A 144A
5.360%, 6/20/30 144A  4,000,000 4,061
Bear Stearns Asset Backed Securities I
Trust, Series 2007-HE6, Class 1A1
5.013%, (US SOFR 1 Month plus 1.365%),
8/25/37  884 1
BHG Securitization Trust, Series 2025-
2CON, Class B 144A 144A
5.170%, 9/17/36 144A  3,308,767 3,299
BlueMountain CLO, Ltd., Series 2016-3A,
Class A1R2 144A 144A
4.851%, (US SOFR 3 Month plus 1.200%),
11/15/30 144A  145,744 146
CarMax Select Receivables Trust, Series
2026-A, Class A2A
4.030%, 12/17/29  1,000,000 997
Carrington Mortgage Loan Trust, Series
2005-FRE1, Class M3
4.528%, (US SOFR 1 Month plus 0.880%),
12/25/35  8,016,000 6,774
Citigroup Mortgage Loan Trust, Series 2007-
AHL1, Class A2C
4.183%, (US SOFR 1 Month plus 0.535%),
12/25/36  47,767 47

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Citigroup Mortgage Loan Trust, Series 2007-
FS1, Class 2A1A 144A 144A
5.750%, (US SOFR 1 Month plus 2.115%),
(AFC), 10/25/37 144A  5,578,395 5,149
Countrywide Asset-Backed Certificates
Trust, Series 2004-9, Class MV4
5.338%, (US SOFR 1 Month plus 1.690%),
11/25/34  39,322 39
Countrywide Asset-Backed Certificates
Trust, Series 2005-AB4, Class 2A4
4.463%, (US SOFR 1 Month plus 0.815%),
3/25/36  55,442 51
Countrywide Asset-Backed Certificates
Trust, Series 2006-1, Class AF5
4.357%, (AFC), 7/25/36 ∑ 62,733 59
Countrywide Asset-Backed Certificates
Trust, Series 2006-26, Class 1A
4.043%, (US SOFR 1 Month plus 0.395%),
6/25/37  264,710 247
Countrywide Asset-Backed Certificates
Trust, Series 2006-5, Class M1
4.288%, (US SOFR 1 Month plus 0.640%),
8/25/36  861,855 848
Countrywide Asset-Backed Certificates
Trust, Series 2006-BC3, Class M2
4.243%, (US SOFR 1 Month plus 0.595%),
2/25/37  888,912 857
Countrywide Asset-Backed Certificates
Trust, Series 2007-13, Class 1A
4.603%, (US SOFR 1 Month plus 0.955%),
10/25/47  636,106 621
Countrywide Asset-Backed Certificates
Trust, Series 2007-9, Class 1A
3.963%, (US SOFR 1 Month plus 0.315%),
6/25/47  611,596 538
Countrywide Asset-Backed Certificates
Trust, Series 2007-SEA1, Class 1A1 144A 144A
4.863%, (US SOFR 1 Month plus 1.215%),
(AFC), 5/25/47 144A  802,493 740
CPS Auto Receivables Trust, Series 2024-A,
Class C 144A 144A
5.740%, 4/15/30 144A  1,058,236 1,062
CPS Auto Receivables Trust, Series 2024-D,
Class B 144A 144A
4.650%, 3/15/29 144A  547,787 548
CPS Auto Receivables Trust, Series 2024-D,
Class C 144A 144A
4.760%, 1/15/31 144A  1,000,000 999
CPS Auto Receivables Trust, Series 2025-C,
Class B 144A 144A
4.710%, 12/17/29 144A  1,000,000 1,000
CPS Auto Receivables Trust, Series 2025-C,
Class C 144A 144A
4.910%, 10/15/31 144A  3,500,000 3,497
CPS Auto Receivables Trust, Series 2026-A,
Class A 144A 144A
4.190%, 12/17/29 144A  362,774 362
CPS Auto Receivables Trust, Series 2026-A,
Class B 144A 144A
4.430%, 9/16/30 144A  1,300,000 1,292
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
CPS Auto Receivables Trust, Series 2026-B,
Class A 144A 144A
4.350%, 2/15/30 144A  1,348,785 1,348
Credit Suisse First Boston Mortgage
Securities Corp., Series 2001-HE17, Class
A1
4.049%, (US SOFR 1 Month plus 0.735%),
1/25/32  1,173 1
Drive Auto Receivables Trust, Series 2024-2,
Class C
4.670%, 5/17/32  3,000,000 3,005
Ellington Financial Mortgage Trust, Series
2026-CES1, Class A1A 144A 144A
5.914%, (AFC), 12/25/60 144A ∑ 877,509 867
Ellington Loan Acquisition Trust, Series
2007-2, Class A1 144A 144A
4.813%, (US SOFR 1 Month plus 2.215%),
5/25/37 144A  112,985 111
Euro-Galaxy III CLO DAC, Series 2013-3A,
Class ARRR 144A 144A
2.781%, (EURIBOR 3 Month ACT/360 plus
0.620%), 4/24/34 144A EUR ∞ 169,114 193
Exeter Automobile Receivables Trust, Series
2024-1A, Class C
5.410%, 5/15/30  496,900 499
Exeter Automobile Receivables Trust, Series
2024-5A, Class C
4.640%, 1/15/30  2,100,000 2,103
Exeter Automobile Receivables Trust, Series
2025-2A, Class C
5.160%, 7/15/31  3,500,000 3,521
Exeter Automobile Receivables Trust, Series
2026-2A, Class B
4.660%, 1/15/31  1,000,000 997
Foundation Finance Trust, Series 2026-1A,
Class A 144A 144A
5.350%, 2/17/53 144A  700,000 700
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class A2 144A 144A
5.490%, 1/16/29 144A  53,993 54
Foursight Capital Automobile Receivables
Trust, Series 2024-1, Class B 144A 144A
5.550%, 5/15/29 144A  1,000,000 1,003
Fremont Home Loan Trust, Series 2005-2,
Class M4
4.693%, (US SOFR 1 Month plus 1.045%),
6/25/35  290,159 272
GLS Auto Receivables Trust, Series 2024-
1A, Class B 144A 144A
5.490%, 7/17/28 144A  74,312 74
GLS Auto Receivables Trust, Series 2024-
2A, Class B 144A 144A
5.770%, 11/15/28 144A  564,612 566
GLS Auto Receivables Trust, Series 2026-
1A, Class A3 144A 144A
3.970%, 11/15/29 144A  1,500,000 1,491
GLS Auto Select Receivables Trust, Series
2023-2A, Class B 144A 144A
6.670%, 12/17/29 144A  2,000,000 2,031

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
GreenSky Home Improvement Trust, Series
2024-1, Class A2 144A 144A
5.880%, 7/25/59 144A  2,264 2
GreenSky Home Improvement Trust, Series
2024-1, Class A3 144A 144A
5.550%, 7/25/59 144A  500,000 507
GreenSky Home Improvement Trust, Series
2024-1, Class B 144A 144A
5.870%, 7/25/59 144A  940,187 950
GreenSky Home Improvement Trust, Series
2024-1, Class C 144A 144A
6.360%, 7/25/59 144A  335,781 340
GSAA Home Equity Trust, Series 2006-17,
Class A1
3.883%, (US SOFR 1 Month plus 0.235%),
11/25/36  43,397 10
GSAMP Trust, Series 2004-WF, Class M2
5.413%, (US SOFR 1 Month plus 1.765%),
10/25/34  12,172 12
GSAMP Trust, Series 2007-FM2, Class A2B
3.853%, (US SOFR 1 Month plus 0.205%),
1/25/37  127,861 78
GSAMP Trust, Series 2007-NC1, Class A2A
3.863%, (US SOFR 1 Month plus 0.215%),
12/25/46  10,561 5
Harvest US CLO, Ltd., Series 2023-1A,
Class A1R 144A 144A
4.823%, (US SOFR 3 Month plus 1.150%),
1/15/37 144A  1,200,000 1,202
Home Equity Loan Trust, Series 2007-FRE1,
Class 2AV4
4.103%, (US SOFR 1 Month plus 0.455%),
4/25/37  500,000 445
HSI Asset Securitization Corp. Trust, Series
2005-I1, Class 2A4
4.543%, (US SOFR 1 Month plus 0.895%),
11/25/35  79,862 75
IFC Emerging Markets Securitization LLC,
Series 2026-1A, Class A 144A 144A
4.835%, (US SOFR 3 Month plus 1.200%),
7/29/36 144A  2,300,000 2,298
IndyMac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
4.083%, (US SOFR 1 Month plus 0.435%),
7/25/37  271,823 149
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3, Class M1
4.063%, (US SOFR 1 Month plus 0.415%),
3/25/37  400,000 389
JP Morgan Mortgage Trust, Series 2026-
ACES1, Class A1 144A 144A
4.894%, (AFC), 4/25/66 144A  2,735,337 2,703
JP Morgan Mortgage Trust, Series 2026-
ACES1, Class A1F 144A 144A
4.828%, (US 30 Day Average SOFR plus
1.200%), 4/25/66 144A  3,191,226 3,195
LCM, Ltd., Series 31A, Class AR 144A 144A
4.955%, (US SOFR 3 Month plus 1.280%),
7/20/34 144A  1,000,000 1,001
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series
2006-1, Class 2A4
4.363%, (US SOFR 1 Month plus 0.715%),
2/25/36  46,911 42
Long Beach Mortgage Loan Trust, Series
2006-3, Class 2A4
4.303%, (US SOFR 1 Month plus 0.655%),
5/25/46  255,498 74
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A
4.063%, (US SOFR 1 Month plus 0.415%),
5/25/36  1,248,273 646
Madison Park Euro Funding XIV DAC,
Series 14A, Class A1R 144A 144A
3.004%, (EURIBOR 3 Month ACT/360 plus
0.800%), 7/15/32 144A EUR ∞ 295,852 338
MASTR Asset Backed Securities Trust,
Series 2004-OPT1, Class M1
4.543%, (US SOFR 1 Month plus 0.895%),
2/25/34  502,420 541
MASTR Asset Backed Securities Trust,
Series 2004-WMC2, Class M1
4.663%, (US SOFR 1 Month plus 1.015%),
4/25/34  39,977 40
MASTR Asset Backed Securities Trust,
Series 2006-FRE2, Class A1
4.063%, (US SOFR 1 Month plus 0.415%),
3/25/36  6,408,899 6,042
MASTR Asset Backed Securities Trust,
Series 2006-HE3, Class A2
3.963%, (US SOFR 1 Month plus 0.315%),
8/25/36  1,796,298 492
MASTR Asset Backed Securities Trust,
Series 2006-HE5, Class A3
4.083%, (US SOFR 1 Month plus 0.435%),
11/25/36  1,865,856 1,084
MASTR Asset Backed Securities Trust,
Series 2006-WMC4, Class A5
4.063%, (US SOFR 1 Month plus 0.415%),
10/25/36  1,142,425 358
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-4, Class 2A3
4.083%, (US SOFR 1 Month plus 0.435%),
7/25/37  3,298,131 3,312
Merrill Lynch Mortgage Investors Trust,
Series 2007-SD1, Class A1
4.663%, (US SOFR 1 Month plus 1.015%),
2/25/47  583,991 334
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE5, Class M4
4.633%, (US SOFR 1 Month plus 0.985%),
9/25/35  6,326,668 5,344
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-NC1, Class M2
4.468%, (US SOFR 1 Month plus 0.820%),
1/25/35  162,120 161
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE7, Class A2C
4.083%, (US SOFR 1 Month plus 0.435%),
9/25/36  52,850 22

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2C
3.903%, (US SOFR 1 Month plus 0.255%),
10/25/36  48,199 21
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE5, Class A2C
4.013%, (US SOFR 1 Month plus 0.365%),
3/25/37  48,393 19
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC2, Class M1
5.113%, (US SOFR 1 Month plus 1.465%),
2/25/33  6,059 7
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A3
3.993%, (US SOFR 1 Month plus 0.345%),
4/25/37  2,508,852 1,268
Nelnet Student Loan Trust, Series 2025-BA,
Class A1A 144A 144A
4.840%, 5/17/55 144A  908,062 901
Nelnet Student Loan Trust, Series 2025-BA,
Class A1B 144A 144A
4.943%, (US 30 Day Average SOFR plus
1.350%), 5/17/55 144A  1,073,164 1,076
Nelnet Student Loan Trust, Series 2025-CA,
Class A1A 144A 144A
4.670%, 6/22/65 144A  2,681,186 2,623
Nelnet Student Loan Trust, Series 2025-DA,
Class A1A 144A 144A
4.650%, 8/20/54 144A  1,929,773 1,896
Nelnet Student Loan Trust, Series 2026-A,
Class A1A 144A 144A
4.610%, 2/21/61 144A  3,249,625 3,189
Nelnet Student Loan Trust, Series 2026-A,
Class A1B 144A 144A
4.909%, (US 30 Day Average SOFR plus
1.300%), 2/21/61 144A  992,941 993
OneMain Direct Auto Receivables Trust,
Series 2023-1A, Class A 144A 144A
5.410%, 11/14/29 144A  1,447,354 1,454
OneMain Financial Issuance Trust, Series
2023-2A, Class A2 144A 144A
5.093%, (US 30 Day Average SOFR plus
1.500%), 9/15/36 144A  2,100,000 2,113
Pagaya AI Debt Grantor Trust, Series 2024-
10, Class A 144A 144A
5.183%, 6/15/32 144A  224,357 225
Pagaya AI Debt Grantor Trust, Series 2024-
10, Class B 144A 144A
5.750%, 6/15/32 144A  225,108 226
Pagaya AI Debt Grantor Trust, Series 2024-
10, Class C 144A 144A
5.992%, 6/15/32 144A  231,300 232
Pagaya AI Debt Grantor Trust, Series 2025-
5, Class B 144A 144A
5.440%, 3/15/33 144A  4,499,826 4,496
Pagaya AI Debt Grantor Trust, Series 2025-
6, Class B 144A 144A
4.883%, 4/15/33 144A  4,499,585 4,475
RAAC Series, Series 2007-RP4, Class A 144A 144A
4.463%, (US SOFR 1 Month plus 0.465%),
(AFC), 11/25/46 144A  124,449 116
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES4,
Class A1A 144A 144A
6.147%, (AFC), 6/25/44 144A ∑ 1,219,537 1,224
RCKT Mortgage Trust, Series 2024-CES5,
Class A1A 144A 144A
5.846%, (AFC), 8/25/44 144A ∑ 942,081 945
RCKT Mortgage Trust, Series 2024-CES6,
Class A1A 144A 144A
5.344%, (AFC), 9/25/44 144A ∑ 562,676 562
RCKT Mortgage Trust, Series 2024-CES7,
Class A1A 144A 144A
6.264%, (AFC), 10/25/44 144A ∑ 643,297 641
RCKT Mortgage Trust, Series 2026-CES5,
Class A1A 144A 144A
6.248%, (AFC), 5/25/56 144A ∑ 1,589,510 1,584
Reach ABS Trust, Series 2024-2A, Class A 144A 144A
5.880%, 7/15/31 144A  8,413 8
Reach ABS Trust, Series 2024-2A, Class B 144A 144A
5.840%, 7/15/31 144A  3,500,000 3,517
Reach ABS Trust, Series 2026-1A, Class B 144A 144A
4.370%, 2/15/33 144A  5,000,000 4,968
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF6
5.340%, 1/25/37 ∑ 1,514,158 441
Residential Asset Securities Corp., Series
2007-KS3, Class AI4
4.443%, (US SOFR 1 Month plus 0.795%),
(AFC), 4/25/37  753,739 729
Santander Drive Auto Receivables Trust,
Series 2023-5, Class C
6.430%, 2/18/31  1,600,000 1,636
Santander Drive Auto Receivables Trust,
Series 2023-6, Class C
6.400%, 3/17/31  812,500 831
Santander Drive Auto Receivables Trust,
Series 2025-2, Class B
4.870%, 5/15/31  500,000 502
Santander Drive Auto Receivables Trust,
Series 2025-2, Class C
5.060%, 5/15/31  3,000,000 3,014
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C
4.680%, 9/15/31  2,600,000 2,591
Santander Drive Auto Receivables Trust,
Series 2026-1, Class A3
3.930%, 7/15/30  3,700,000 3,666
Saxon Asset Securities Trust, Series 2006-1,
Class M1
4.228%, (US SOFR 1 Month plus 0.580%),
(AFC), 3/25/36  73,243 74
Sixth Street CLO VIII, Ltd., Series 2017-8A,
Class A1R2 144A 144A
4.825%, (US SOFR 3 Month plus 1.150%),
10/20/34 144A  5,500,000 5,504
SLAM Ltd., Series 2026-1A, Class A 144A 144A
5.547%, 7/15/51 144A  2,987,775 2,979
SMB Private Education Loan Trust, Series
2024-C, Class A1A 144A 144A
5.500%, 6/17/52 144A  992,378 1,001

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series
2024-C, Class A1B 144A 144A
4.693%, (US 30 Day Average SOFR plus
1.100%), 6/17/52 144A  354,421 354
SMB Private Education Loan Trust, Series
2024-D, Class A1A 144A 144A
5.380%, 7/15/53 144A  1,699,689 1,711
SMB Private Education Loan Trust, Series
2024-D, Class A1B 144A 144A
4.693%, (US 30 Day Average SOFR plus
1.100%), 7/15/53 144A  1,995,288 1,991
SMB Private Education Loan Trust, Series
2026-B, Class A1A 144A 144A
5.030%, 3/15/56 144A  6,118,503 6,070
Soundview Home Loan Trust, Series 2006-
OPT2, Class A4
4.323%, (US SOFR 1 Month plus 0.675%),
5/25/36  37,329 37
Soundview Home Loan Trust, Series 2006-
OPT3, Class M1
4.228%, (US SOFR 1 Month plus 0.580%),
6/25/36  6,656,531 5,997
Starwood Commercial Mortgage Trust,
Series 2025-FL4, Class A 144A 144A
5.089%, (US SOFR 1 Month plus 1.450%),
11/19/42 144A  3,000,000 3,004
Stream Innovations Issuer Trust, Series
2024-1A, Class A 144A 144A
6.270%, 7/15/44 144A  289,335 297
Structured Asset Investment Loan Trust,
Series 2005-7, Class M2
4.528%, (US SOFR 1 Month plus 0.880%),
8/25/35  137,492 134
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-BC4, Class A4
4.103%, (US SOFR 1 Month plus 0.455%),
12/25/36  42,527 42
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2007-WF1, Class A6
4.183%, (US SOFR 1 Month plus 0.535%),
2/25/37  25,342 25
Switch ABS Issuer LLC, Series 2025-2A,
Class A21 144A 144A
5.121%, 10/25/55 144A  4,000,000 3,938
Sycamore Tree CLO, Ltd., Series 2023-2A,
Class A1R2 144A 144A
4.825%, (US SOFR 3 Month plus 1.150%),
1/20/37 144A  2,600,000 2,598
Tesla Lease Electric Vehicle Securitization,
Series 2025-A, Class A2 144A 144A
4.140%, 6/20/28 144A  1,311,790 1,310
Tikehau US CLO, Ltd., Series 2021-1A,
Class A1R 144A 144A
4.767%, (US SOFR 3 Month plus 1.100%),
1/18/35 144A  2,000,000 1,999
Toro European CLO DAC, Series 6A,
Class  AR 144A 144A
3.070%, (EURIBOR 3 Month ACT/360 plus
0.920%), 1/12/32 144A EUR ∞ 258,403 295
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Asset Backed Securities continued
Toro European CLO DAC, Series 7A,
Class ARE 144A 144A
3.093%, (EURIBOR 3 Month ACT/360 plus
0.810%), 2/15/34 144A EUR ∞ 181,850 208
Towd Point Mortgage Trust, Series 2024-
CES6, Class A1 144A 144A
5.725%, (AFC), 11/25/64 144A ∑ 703,013 705
Towd Point Mortgage Trust, Series 2026-
CES1, Class A1 144A 144A
6.125%, (AFC), 1/25/66 144A ∑ 931,527 924
UPG HI, Series 2025-2, Class A 144A 144A
5.000%, 9/25/47 144A  2,500,264 2,487
Upgrade Auto Receivables Trust, Series
2025-1A, Class A2 144A 144A
4.540%, 5/15/29 144A  525,751 526
Upgrade Auto Receivables Trust, Series
2025-1A, Class A3 144A 144A
4.600%, 1/15/31 144A  3,400,000 3,385
Upgrade Auto Receivables Trust, Series
2025-1A, Class A4 144A 144A
4.590%, 10/15/31 144A  1,000,000 985
VB-S1 Issuer LLC, Series 2026-1A, Class
C2 144A 144A
4.693%, 3/15/56 144A  1,200,000 1,173
Venture CDO, Ltd., Series 2018-33A,
Class A1LR 144A 144A
4.995%, (US SOFR 3 Month plus 1.322%),
7/15/31 144A  36,927 37
WaMu Asset-Backed Certificates, Series
2007-HE1, Class 1A
4.063%, (US SOFR 1 Month plus 0.415%),
1/25/37  83,330 73
Westlake Automobiles Receivables Trust,
Series 2026-2A, Class A2A 144A 144A
4.260%, 6/15/29 144A  1,900,000 1,898
Westlake Automobiles Receivables Trust,
Series 2026-2A, Class A2B 144A 144A
4.173%, (US 30 Day Average SOFR plus
0.580%), 6/15/29 144A  3,000,000 3,001
Westlake Automobiles Receivables Trust,
Series 2026-2A, Class A3 144A 144A
4.350%, 4/15/30 144A  3,100,000 3,094
Total 209,329
Mortgage Securities (18.6%)
Angel Oak Mortgage Trust, Series 2024-8,
Class A1 144A 144A
5.338%, (AFC), 5/27/69 144A ∑ 2,450,069 2,447
ATLX Trust, Series 2024-RPL1, Class A1 144A 144A
3.850%, (AFC), 4/25/64 144A ∑ 843,650 820
BAMLL Commercial Mortgage Securities
Trust, Series 2020-BOC, Class A 144A 144A
2.627%, 1/15/32 144A  2,350,000 2,162
Banc of America Funding Trust, Series 2006-
J, Class 4A1
4.727%, (CSTR), 1/20/47  17,485 15
Banc of America Funding Trust, Series 2007-
6, Class A1
4.343%, (US SOFR 1 Month plus 0.695%),
7/25/37  28,619 28

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
BANK5, Series 2025-5YR19, Class A3
5.270%, 12/15/58  6,000,000 6,088
BCAP LLC Trust, Series 2009-RR14,
Class 2A2 144A 144A
3.656%, (CSTR), 7/26/36 144A  12,438 11
BCAP LLC Trust, Series 2009-RR5, Class
3A3 144A 144A
6.250%, (CSTR), 8/26/36 144A  1,963,793 650
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2004-3, Class 4A
5.040%, (CSTR), 7/25/34  550 1
Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-4, Class 22A1
4.095%, (CSTR), 6/25/47  43,519 39
Bear Stearns ALT-A Trust, Series 2006-6,
Class 2A1
4.112%, (CSTR), 11/25/36  101,343 42
Benchmark Mortgage Trust, Series 2018-B5,
Class A2
4.076%, 7/15/51  1,696,282 1,692
Benchmark Mortgage Trust, Series 2024-
V12, Class A3
5.738%, 12/15/57  2,200,000 2,254
BMO Mortgage Trust, Series 2024-5C5,
Class A2
5.462%, 2/15/57  1,500,000 1,517
BMO Mortgage Trust, Series 2024-5C5,
Class A3
5.857%, 2/15/57  8,300,000 8,514
BMO Mortgage Trust, Series 2024-5C8,
Class A2
5.152%, 12/15/57  2,100,000 2,115
Chase Home Lending Mortgage Trust,
Series 2023-RPL3, Class A1 144A 144A
3.250%, (AFC), 9/25/63 144A  5,691,303 5,049
Chase Home Lending Mortgage Trust,
Series 2024-RPL1, Class A1A 144A 144A
3.250%, (AFC), 3/25/64 144A  1,157,385 1,018
Chase Home Lending Mortgage Trust,
Series 2024-RPL2, Class A1A 144A 144A
3.250%, (AFC), 8/25/64 144A  1,187,851 1,045
Chase Home Lending Mortgage Trust,
Series 2024-RPL3, Class A1A 144A 144A
3.250%, (AFC), 9/25/64 144A  1,195,229 1,053
Chase Home Lending Mortgage Trust,
Series 2024-RPL4, Class A1A 144A 144A
3.375%, (AFC), 12/25/64 144A  2,888,406 2,558
CIM Trust, Series 2024-R1, Class A1 144A 144A
4.750%, (AFC), 6/25/64 144A  654,791 641
Citicorp Mortgage Securities Trust, Series
2007-8, Class 1A3
6.000%, 9/25/37  869 1
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 22AA
4.445%, (CSTR), 9/25/37  4,488 4
Citigroup Mortgage Loan Trust, Series 2007-
10, Class 2A3A
6.625%, (CSTR), 9/25/37  3,033 3
Citigroup Mortgage Loan Trust, Series 2007-
AR4, Class 2A2A
4.490%, (CSTR), 3/25/37  226,230 209
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2024-3,
Class A1 144A 144A
6.393%, (AFC), 6/25/69 144A ∑ 551,617 555
Countrywide Alternative Loan Trust, Series
2004-28CB, Class 5A1
5.750%, 1/25/35  5,347 5
Countrywide Alternative Loan Trust, Series
2005-1CB, Class 2A1
6.000%, 3/25/35  256,037 106
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
4.418%, (US SOFR 1 Month plus 0.775%),
11/20/35  2,757 3
Countrywide Alternative Loan Trust, Series
2005-76, Class 1A1
5.224%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus
1.480%), 1/25/36  6,669 6
Countrywide Alternative Loan Trust, Series
2005-79CB, Class A3
5.500%, 1/25/36  94,825 51
Countrywide Alternative Loan Trust, Series
2005-J1, Class 1A8
5.500%, 2/25/35  69,092 64
Countrywide Alternative Loan Trust, Series
2005-J1, Class 3A1
6.500%, 8/25/32  395 –π
Countrywide Alternative Loan Trust, Series
2005-J11, Class 1A13
5.500%, 11/25/35  138,421 72
Countrywide Alternative Loan Trust, Series
2006-45T1, Class 1A13
6.000%, 2/25/37  104,002 33
Countrywide Alternative Loan Trust, Series
2006-5T2, Class A1
4.263%, (US SOFR 1 Month plus 0.615%),
4/25/36  315,976 102
Countrywide Alternative Loan Trust, Series
2006-HY10, Class 2A1
4.978%, (CSTR), 5/25/36  3,513 3
Countrywide Alternative Loan Trust, Series
2006-OA12, Class A1B
4.134%, (US SOFR 1 Month plus 0.495%),
9/20/46  2,070 2
Countrywide Alternative Loan Trust, Series
2006-OA17, Class 1A1A
3.949%, (US SOFR 1 Month plus 0.310%),
12/20/46  15,751 14
Countrywide Alternative Loan Trust, Series
2006-OA2, Class A1
4.174%, (US SOFR 1 Month plus 0.535%),
5/20/46  213,566 194
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1A
4.174%, (US SOFR 1 Month plus 0.535%),
7/20/46  4,280 4
Countrywide Alternative Loan Trust, Series
2007-9T1, Class 2A2
6.000%, 5/25/37  211,196 81

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series
2007-AL1, Class A1
4.263%, (US SOFR 1 Month plus 0.615%),
6/25/37  2,744,906 2,331
Countrywide Alternative Loan Trust, Series
2007-OA3, Class 1A1
4.043%, (US SOFR 1 Month plus 0.395%),
4/25/47  18,054 17
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2005-22, Class 3A1
3.991%, (CSTR), 10/25/35  5,188 4
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36  13,216 3
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36  94,341 40
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A1
4.704%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus
0.960%), 4/25/46  33,967 9
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2006-OA4, Class A2
4.303%, (US SOFR 1 Month plus 0.655%),
4/25/46  900,138 245
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2007-HYB1,
Class 3A1
4.050%, (CSTR), 3/25/37  3,892 3
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33  167 –π
Credit Suisse Mortgage Trust, Series 2014-
6R, Class 3A2 144A 144A
4.970%, (CSTR), 9/27/35 144A  94,094 83
Credit Suisse Mortgage Trust, Series 2021-
RPL3, Class A1 144A 144A
2.000%, 1/25/60 144A  4,992,429 4,397
Cross Mortgage Trust, Series 2024-H4,
Class A1 144A 144A
6.147%, (AFC), 7/25/69 144A ∑ 538,060 541
Cross Mortgage Trust, Series 2024-H6,
Class A1 144A 144A
5.129%, (AFC), 9/25/69 144A  1,481,945 1,478
Cross Mortgage Trust, Series 2025-H6,
Class A1 144A 144A
5.181%, (AFC), 7/25/70 144A  1,540,731 1,533
Cross Mortgage Trust, Series 2026-NQM6,
Class A1 144A 144A
5.268%, 5/25/71 144A  2,907,822 2,895
Deutsche ALT-A Securities, Inc. Mortgage
Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35  215,459 185
EMF-NL BV, Series 2008-APRX, Class A2
3.040%, (EURIBOR 3 Month ACT/360
plus 0.800%), 4/17/41 EUR §,∞ 5,627 6
Federal Home Loan Mortgage Corp., Series
5426, Class CF
4.549%, (US 30 Day Average SOFR plus
0.900%), 12/15/50  1,526,137 1,523
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
Federal National Mortgage Association,
Series 2003-W6, Class F
4.077%, (US 30 Day Average SOFR plus
0.465%), 9/25/42  8,937 9
Federal National Mortgage Association,
Series 2024-54, Class FC
4.598%, (US 30 Day Average SOFR plus
0.970%), 8/25/54  956,647 963
First Horizon Mortgage Pass-Through Trust,
Series 2007-2, Class 1A5
5.750%, 5/25/37  142,024 40
GCAT Trust, Series 2024-NQM2, Class A1 144A 144A
6.085%, (AFC), 6/25/59 144A ∑ 425,515 427
Government National Mortgage Association,
Series 2019-H20, Class FC
4.261%, (US SOFR 1 Month plus 0.615%),
11/20/69  46,926 47
Government National Mortgage Association,
Series 2020-H08, Class FC
4.411%, (US SOFR 1 Month plus 0.765%),
2/20/70  20,805 21
Greystone CRE Notes LLC, Series 2025-
FL4, Class A 144A 144A
5.106%, (US SOFR 1 Month plus 1.481%),
1/15/43 144A  2,300,000 2,304
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM6, Class A1 144A 144A
5.021%, (AFC), 2/25/66 144A ∑ 4,481,246 4,441
GSR Mortgage Loan Trust, Series 2006-2F,
Class 3A6
6.000%, 2/25/36  67,304 26
GSR Mortgage Loan Trust, Series 2006-
AR1, Class 2A1
4.479%, (CSTR), 1/25/36  624 1
GSR Mortgage Loan Trust, Series 2007-
AR1, Class 2A1
3.824%, (CSTR), 3/25/47  5,421 3
HarborView Mortgage Loan Trust, Series
2005-10, Class 2A1A
4.374%, (US SOFR 1 Month plus 0.735%),
(AFC), 11/19/35  2,585 2
HarborView Mortgage Loan Trust, Series
2005-3, Class 2A1A
4.234%, (US SOFR 1 Month plus 0.595%),
(AFC), 6/19/35  3,915 4
HomeBanc Mortgage Trust, Series 2005-1,
Class A1
4.263%, (US SOFR 1 Month plus 0.615%),
3/25/35  1,887 2
HSI Asset Securitization Corp. Trust, Series
2006-NC1, Class 2A
4.203%, (US SOFR 1 Month plus 0.555%),
11/25/35  654,121 610
IndyMac INDX Mortgage Loan Trust, Series
2004-AR6, Class 5A1
4.731%, (CSTR), 10/25/34  9,657 9
IndyMac INDX Mortgage Loan Trust, Series
2005-AR12, Class 2A1A
4.243%, (US SOFR 1 Month plus 0.595%),
(AFC), 7/25/35  830 1

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
IndyMac INDX Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
4.363%, (US SOFR 1 Month plus 0.715%),
7/25/35  6,180 5
JP Morgan Mortgage Trust, Series 2005-
ALT1, Class 2A1
5.070%, (CSTR), 10/25/35  4,202 3
JP Morgan Mortgage Trust, Series 2007-A1,
Class 6A1
5.285%, (CSTR), 7/25/35  1,820 2
JP Morgan Mortgage Trust, Series 2007-A4,
Class 3A1
4.599%, (CSTR), 6/25/37  22,973 17
JP Morgan Mortgage Trust, Series 2024-5,
Class A11 144A 144A
4.878%, (US 30 Day Average SOFR plus
1.250%), (AFC), 11/25/54 144A  611,240 610
Luminent Mortgage Trust, Series 2006-6,
Class A1
4.163%, (US SOFR 1 Month plus 0.515%),
10/25/46  480,105 446
Merrill Lynch Mortgage Investors Trust,
Series 2006-A3, Class 6A1
4.938%, (CSTR), 5/25/36  4,778 5
MF1, Series 2022-FL8, Class A 144A 144A
4.989%, (US SOFR 1 Month plus 1.350%),
2/19/37 144A  331,490 331
New Residential Mortgage Loan Trust,
Series 2021-NQ1R, Class A3 144A 144A
1.198%, (AFC), 7/25/55 144A  406,440 371
New Residential Mortgage Loan Trust,
Series 2023-NQM1, Class A1A 144A 144A
6.864%, (AFC), 10/25/63 144A ∑ 1,933,841 1,937
OBX Trust, Series 2023-NQM8, Class A1 144A 144A
7.045%, (AFC), 9/25/63 144A ∑ 1,373,054 1,374
OBX Trust, Series 2023-NQM9, Class A1 144A 144A
7.159%, (AFC), 10/25/63 144A ∑ 2,408,594 2,415
OBX Trust, Series 2024-HYB2, Class A1 144A 144A
3.699%, (CSTR), 4/25/53 144A  2,066,125 2,071
OBX Trust, Series 2024-NQM8, Class A1 144A 144A
6.233%, (AFC), 5/25/64 144A ∑ 478,452 481
Onslow Bay Financial LLC Trust, Series
2026-HYB1, Class A1A 144A 144A
3.421%, (CSTR), 2/25/55 144A  979,471 962
Pretium Mortgage Credit Partners Trust,
Series 2026-NPL3, Class A1 144A 144A
8.968%, (AFC), 2/25/56 144A ∑ 484,975 481
Pretium Mortgage Credit Partners Trust,
Series 2026-RN2, Class A1 144A 144A
9.770%, (AFC), 7/25/56 144A ∑ 1,100,000 1,101
Project Cashmere, Class A1 144A 144A
4.543%, 12/30/57 144A AUD ∞,Æ 25,200,000 17,390
PRPM LLC, Series 2026-RCF3, Class A1 144A 144A
5.250%, (AFC), 5/25/56 144A  923,083 919
PRPM LLC, Series 2026-RCF4, Class A1 144A 144A
6.250%, (AFC), 6/25/56 144A ∑ 1,000,000 995
PRPM Trust, Series 2023-NQM2, Class A1 144A 144A
6.250%, (AFC), 8/25/68 144A ∑ 1,588,114 1,586
PRPM Trust, Series 2024-6, Class A1 144A 144A
5.699%, (AFC), 11/25/29 144A ∑ 818,956 819
Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
PRPM Trust, Series 2024-NQM1, Class A1 144A 144A
6.265%, (AFC), 12/25/68 144A ∑ 530,759 532
PRPM Trust, Series 2024-NQM2, Class A1 144A 144A
6.327%, (AFC), 6/25/69 144A ∑ 611,826 615
PRPM Trust, Series 2024-NQM3, Class A1 144A 144A
5.228%, (AFC), 8/25/69 144A ∑ 1,813,533 1,809
Residential Accredit Loans, Inc., Series
2006-QA7, Class 1A1
4.143%, (US SOFR 1 Month plus 0.495%),
8/25/36  2,461 3
Residential Accredit Loans, Inc., Series
2006-QA8, Class A1
4.143%, (US SOFR 1 Month plus 0.495%),
9/25/36  8,365 8
Residential Asset Securitization Trust, Series
2007-A2, Class 2A2
6.500%, 4/25/37  3,311,462 848
Securitized Asset Backed Receivables LLC
Trust, Series 2005-FR4, Class M2
4.723%, (US SOFR 1 Month plus 1.075%),
1/25/36  20,025 19
Sequoia Mortgage Trust, Series 2024-HYB1,
Class A1A 144A 144A
4.510%, 11/25/63 144A  1,098,463 1,097
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2, Class M3
4.738%, (US SOFR 1 Month plus 1.090%),
12/25/35  13,718 14
Structured Adjustable Rate Mortgage Loan
Trust, Series 2005-19XS, Class 1A1
4.083%, (US SOFR 1 Month plus 0.435%),
10/25/35  21,670 21
Structured Asset Mortgage Investments II
Trust, Series 2005-AR8, Class A2
5.148%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus
1.480%), 2/25/36  162,758 141
Structured Asset Mortgage Investments II
Trust, Series 2006-AR6, Class 1A1
4.123%, (US SOFR 1 Month plus 0.475%),
(AFC), 7/25/46  90,687 81
Suntrust Alternative Loan Trust, Series 2005-
1F, Class 1A1
4.413%, (US SOFR 1 Month plus 0.765%),
12/25/35  3,316 3
Towd Point Mortgage Trust, Series 2015-4,
Class B2 144A 144A
4.050%, (CSTR, AFC), 4/25/55 144A  2,500,000 2,429
Towd Point Mortgage Trust, Series 2017-2,
Class M1 144A 144A
3.750%, (AFC), 4/25/57 144A  1,767,261 1,748
Towd Point Mortgage Trust, Series 2024-4,
Class A1A 144A 144A
4.547%, (AFC), 10/27/64 144A  1,658,486 1,654
Uniform Mortgage Backed Security TBA
4.000%, 7/13/56  8,900,000 8,317
4.500%, 7/13/56  19,000,000 18,200
4.500%, 8/13/56  16,800,000 16,080
5.000%, 7/13/56  29,000,000 28,493
5.000%, 8/13/56  20,700,000 20,317
5.500%, 8/13/56  11,700,000 11,721

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Structured Products (33.5%) Shares/ Par
+
Value
$ (000’s)
Mortgage Securities continued
6.000%, 8/13/56  29,400,000 29,959
Verus Securitization Trust, Series 2023-7,
Class A1 144A 144A
7.070%, (AFC), 10/25/68 144A ∑ 1,275,372 1,279
Verus Securitization Trust, Series 2024-
INV1, Class A1 144A 144A
6.116%, (AFC), 3/25/69 144A ∑ 2,022,230 2,029
Verus Securitization Trust, Series 2024-R1,
Class A1 144A 144A
5.218%, 9/25/69 144A  715,503 714
Verus Securitization Trust, Series 2025-12,
Class A1FC 144A 144A
4.858%, (AFC), 12/25/70 144A ∑ 1,184,672 1,177
Verus Securitization Trust, Series 2025-R2,
Class A1 144A 144A
5.086%, 7/25/67 144A  1,847,763 1,834
Verus Securitization Trust, Series 2026-R1,
Class A1FC 144A 144A
5.675%, (AFC), 10/25/67 144A ∑ 2,653,698 2,634
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR19, Class A6
5.165%, (CSTR, AFC), 2/25/33  325 –π
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR12, Class 3A3
3.236%, (CSTR), 10/25/36  8,175 7
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR2, Class 1A1
4.262%, (CSTR), 3/25/36  76,890 70
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR8, Class 2A1
3.858%, (CSTR), 8/25/36  4,762 4
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3A1
3.994%, (CSTR), 2/25/37  1,817 2
Washington Mutual Mortgage Pass-Through
Certificates, Series 2007-OA3, Class 4A2
4.444%, (Federal Reserve US 12 Month
Cumulative Avg 1 year CMT plus
0.700%), 4/25/47  185,735 158
Wells Fargo Alternative Loan Trust, Series
2007-PA4, Class 2A1
6.312%, (CSTR), 7/25/37  16,809 16
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A2
5.439%, 11/15/57  3,300,000 3,343
Wells Fargo Commercial Mortgage Trust,
Series 2024-5C2, Class A3
5.920%, (AFC), 11/15/57  2,600,000 2,674
Wells Fargo Mortgage Backed Securities
Trust, Series 2006-AR5, Class 2A1
6.110%, (CSTR), 4/25/36  11,325 11
Wells Fargo Mortgage Backed Securities
Trust, Series 2007-AR8, Class A1
5.876%, (CSTR), 11/25/37  9,712 9
Total 259,865
Total Structured Products (Cost: $472,358) 469,194
144A 144A 144A
Bank Loan Obligations ( 4.5% ) Shares/ Par
+
Value
$ (000's)
AIT Worldwide Logistics, Inc.
7.913%, (US SOFR 1 Month plus
4.250%), 4/29/33 1,325,000 1,325
Albion Financing 3 SARL
5.204%, (EURIBOR 3 Month ACT/360
plus 3.000%), 5/21/31 EUR  ∞ 1,400,000 1,609
Amentum Holdings, Inc.
5.394%, (US SOFR 1 Month plus
1.750%), 9/29/31 783,218 782
Avolon TLB Borrower 1 US LLC
5.389%, (US SOFR 1 Month plus
1.750%), 6/24/30 1,143,769 1,143
Bank of Industry, Ltd.
3.895%, (EURIBOR 3 Month ACT/360
plus 1.700%), 8/23/27 EUR  ∞ 1,875,000 2,132
Charter Communications Operating LLC
5.942%, (US SOFR 3 Month plus
2.250%), 12/15/31 559,679 551
Columbus McKinnon Corp.
7.232%, (US SOFR 3 Month plus
3.500%), 2/3/33 880,524 878
Cotiviti, Inc.
6.370%, (US SOFR 1 Month plus
2.750%), 5/1/31 2,835,004 2,589
Dialysis Holdco LLC Delayed Draw Term
Loan
9.644%, (US SOFR 1 Month plus
6.000%), 11/26/30 675,000 685
Dialysis Holdco LLC Term Loan
9.644%, (US SOFR 1 Month plus
6.000%), 11/26/30 5,400,000 5,481
Discovery Global Holdings, Inc.
6.128%, (US SOFR 1 Month plus
2.500%), 6/3/33 5,198,077 5,198
Finastra USA, Inc.
7.746%, (US SOFR 6 Month plus
4.000%), 9/15/32 1,995,000 1,832
First Student Bidco, Inc.
5.982%, (US SOFR 3 Month plus
2.250%), 8/15/30 841,035 841
Fortress Intermediate 3, Inc.
6.624%, (US SOFR 1 Month plus
3.000%), 6/27/31 1,379,079 1,369
GFL Environmental Services, Inc.
6.166%, (US SOFR 3 Month plus
2.500%), 3/3/32 547 1
Global Medical Response, Inc.
6.889%, (US SOFR 1 Month plus
3.250%), 10/1/32 1,000 1
Goat Holdco LLC
6.144%, (US SOFR 1 Month plus
2.500%), 1/27/32 1,173,612 1,172
INEOS US Finance LLC
6.644%, (US SOFR 1 Month plus
3.000%), 2/7/31 101,933 90
6.894%, (US SOFR 1 Month plus
3.250%), 2/18/30 792,942 729
ION Platform Finance US, Inc.
7.482%, (US SOFR 3 Month plus
3.750%), 10/7/32 1,397,029 991

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Bank Loan Obligations (4.5%) Shares/ Par
+
Value
$ (000’s)
Kaseya, Inc.
6.913%, (US SOFR 3 Month plus
3.250%), 3/22/32 688,258 530
LifePoint Health, Inc.
7.177%, (US SOFR 3 Month plus
3.500%), 5/19/31 282,874 277
7.423%, (US SOFR 3 Month plus
3.750%), 5/19/31 191,045 188
Newfold Digital Holdings Group, Inc.
9.364%, (US SOFR 1 Month plus
5.750%), 4/30/29 109,117 88
Newfold Digital Holdings Group, Inc.
Delayed Draw Term Loan
7.214%, (US SOFR 1 Month plus
3.600%), 4/30/29 371,627 157
Newfold Digital Holdings Group, Inc. Term
Loan
7.214%, (US SOFR 1 Month plus
3.600%), 4/30/29 1,594,551 1,281
Numericable US LLC
10.548%, (US SOFR 3 Month plus
6.880%), 5/31/31 1,376,427 1,403
Paradigm Parent LLC
8.232%, (US SOFR 3 Month plus
4.500%), 4/16/32 1,588,000 1,359
Qnity Electronics, Inc.
5.666%, (US SOFR 3 Month plus
1.750%), 11/1/32 696,500 697
QualityTech LP
7.114%, (US SOFR plus
3.500%), 10/30/31 1,382,500 1,384
QuidelOrtho Corp.
7.644%, (US SOFR 1 Month plus
4.000%), 8/20/32 1,592,499 1,565
Quikrete Holdings, Inc.
5.894%, (US SOFR 1 Month plus
2.250%), 2/10/32 1,283,750 1,282
Republic of Panama
3.886%, (EURIBOR 6 Month ACT/360
plus 1.750%), 3/5/27 EUR  ∞,Æ 1,900,000 2,174
Republic of Turkey
8.674%, (EURIBOR 6 Month ACT/360 plus
6.210%), 4/27/31 EUR  ∞,Æ 1,700,000 2,070
Restaurant Brands International
5.394%, (US SOFR 1 Month plus
1.750%), 9/20/30 2,250,947 2,246
Rockpoint Gas Storage
5.982%, (US SOFR 3 Month plus
2.250%), 9/18/31 979,531 979
Setanta Aircraft Leasing DAC
5.482%, (US SOFR 3 Month plus
1.750%), 11/5/28 1,400,000 1,403
SOCAR Turkey Enerji AS
5.558%, (EURIBOR 6 Month ACT/360 plus
3.450%), 8/11/26 EUR  ∞,Æ 5,800,000 6,620
SP Motion Holdco, Ltd.
6.125%, (US SOFR 1 Month plus
2.500%), 6/24/33 1,000,000 999
Standard Industries, Inc.
5.389%, (US SOFR 1 Month plus
1.750%), 9/22/28 370,975 371
Bank Loan Obligations (4.5%) Shares/ Par
+
Value
$ (000’s)
Station Casinos LLC
5.644%, (US SOFR 1 Month plus
2.000%), 3/14/31 1,304 1
Stepstone Group MidCo 2 GmbH
6.885%, (EURIBOR 6 Month ACT/360
plus 4.500%), 4/26/32 EUR  ∞ 1,650,000 1,518
TransDigm, Inc.
5.894%, (US SOFR 1 Month plus
2.250%), 3/22/30 698,246 698
6.144%, (US SOFR 1 Month plus
2.500%), 2/13/33 1,400,000 1,400
US Renal Care, Inc.
8.758%, (US SOFR 1 Month plus
5.000%), 6/28/28 982,278 963
VEON Amsterdam
7.924%, (US SOFR 3 Month plus
4.250%), 3/25/27  Æ 950,000 949
Virgin Media Bristol LLC
6.967%, (US SOFR 1 Month plus
3.180%), 3/31/31 600,000 530
Total 62,531
Total Bank Loan Obligations (Cost: $63,734) 62,531
Warrants ( 0.0% )
Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *,Æ 27 –π
Spirit Airlines, Inc.  144A*,Æ 5,499 –π
Total –π
Total Warrants (Cost: $49) –π
Short-Term Investments ( 5.8% )
Energy (0.0%)
Petroleos de Venezuela SA
6.000%, 11/15/26§,φ 43,000 16
Total 16
Financial (0.1%)
Samhallsbyggnadsbolaget I Norden Holding
AB
2.375%, 8/4/26 EUR §,∞ 600,000 684
SBA Communications Corp.
3.875%, 2/15/27 1,500,000 1,491
Total 2,175
Governments (0.2%)
South Africa Treasury Bill
0.000%, 8/5/26 ZAR ∞ 21,500,000 1,304
0.000%, 8/19/26 ZAR ∞ 15,500,000 937
US Treasury Bill
0.000%, 7/21/26β 224,000 224
0.000%, 8/25/26β 265,000 263
Venezuela Government International Bond
11.750%, 10/21/26§,φ 25,000 14
Total 2,742

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Investments (5.8%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements (5.5%)
Canadian Imperial Bank of Commerce,
2.240%, 7/2/26 (Purchased on 6/17/26,
to be repurchased at CAD 40,034,367,
collateralized by a Province of Ontario
Government Bond, 3.750%, due
12/2/53, par and fair value of CAD
46,382,000 and CAD 40,842,134,
respectively) CAD∞ 40,000,000 28,204
Short-Term Investments (5.8%) Shares/ Par
+
Value
$ (000’s)
Repurchase Agreements continued
Citigroup Global Markets, Inc., 3.690%,
7/1/26 (Purchased on 6/30/26, to
be repurchased at $48,089,889,
collateralized by a US Treasury Bill,
0.000%, due 12/24/26, par and fair
value of $50,847,500 and $49,893,601,
respectively) 48,900,000 48,900
Total 77,104
Total Short-Term Investments (Cost: $82,072) 82,037
Total Investments (108.3%) (Cost: $1,543,098)
@
1,519,006
Other Assets, Less Liabilities (-8.3%) (116,739)
Net Assets (100.0%) 1,402,267
Reverse Repurchase Agreements
Reference Entity Counterparty
Interest
Rate
Borrowing
Date
Maturity
Date Currency
Amount
Borrowed
(000's)
Payable for
Reverse
Repurchase
Agreements
(000s)
Federal Republic of Nigeria Morgan Stanley And Co.
LLC
3.490% 4/9/26 Open USD (542) $ (542)
Intralot Capital Luxembourg SA BNP Paribas SA 1.850% 6/16/26 Open EUR (409) (467)
ION Platform Finance US, Inc. Morgan Stanley And Co.
LLC
3.490% 4/9/26 Open USD (125) (125)
Senegal Government International
Bond
Barclays Bank PLC 3.000% 5/26/26 Open USD (837) (837)
Serbia International Bond Barclays Bank PLC 3.450% 12/11/25 Open USD (870) (870)
Tesco Property Finance 6 PLC JP Morgan Securities PLC 3.500% 3/30/26 Open GBP (396) (526)
Turkiye Government International
Bond
Morgan Stanley And Co.
LLC
3.490% 4/9/26 Open USD (391) (391)
VistaJet Malta Finance PLC /
Vista Management Holding,
Inc.
Morgan Stanley And Co.
LLC
2.150% 6/16/26 Open USD (1,904) (1,904)
$ (5,662)
Exchange Traded or Centrally Cleared Derivatives
Futures
Issuer
Long/
Short Currency
Notional Par
(000's)
Number
of
Contracts
Expiration
Date
Notional Value
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Variation Margin
(000's)
Euro-Bobl Future Long EUR 61,700 617 9/26 $ 81,341 $ 397 $ (14)
Euro-Bund Future Long EUR 16,300 163 9/26 23,716 62 1
Euro-Buxl Future Long EUR 2,400 24 9/26 3,050 62 (6)
Euro-Schatz Future Short EUR 6,300 63 9/26 8,637 (32) 10
Euro-Schatz Future Long EUR 41,600 416 9/26 50,365 63 –π
Five-Year US Treasury Note Future Long USD 40,000 400 9/26 42,819 67 (22)
Long Gilt Future Long GBP 21,400 214 9/26 25,323 517 (128)
Ten-Year Canada Government Bond Future Long CAD 4,300 43 9/26 3,672 35 –π
Ten-Year US Treasury Note Future Long USD 28,900 289 9/26 31,758 219 (86)
Two-Year US Treasury Note Future Long USD 59,000 295 9/26 60,809 (30) (35)
Ultra Long-Term US Treasury Bond Future Long USD 28,800 288 9/26 33,453 1,165 (216)
Ultra Ten-Year US Treasury Note Future Long USD 76,400 764 9/26 85,926 1,056 (298)
US Treasury Long Bond Future Short USD 600 6 9/26 681 (19) 4
$ 3,562 $ (790)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Receive Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Day USD-SOFR
Compounded-OIS
3.000% 3/27 4,800 USD $ 23 $ 10 $ 33 $ 1
1-Day USD-SOFR
Compounded-OIS
3.250% 6/30 34,300 USD 248 586 834 79
1-Day USD-SOFR
Compounded-OIS
3.750% 12/30 23,600 USD (492) 650 158 64
1-Day USD-SOFR
Compounded-OIS
3.908% 3/35 500 USD – 3 3 3
1-Day USD-SOFR
Compounded-OIS
3.874% 3/35 800 USD – 6 6 4
1-Day USD-SOFR
Compounded-OIS
3.899% 3/35 800 USD – 5 5 4
1-Day USD-SOFR
Compounded-OIS
3.905% 3/35 800 USD – 5 5 4
1-Day USD-SOFR
Compounded-OIS
3.250% 3/35 35,600 USD 2,083 (165) 1,918 183
1-Day USD-SOFR
Compounded-OIS
3.930% 3/35 1,600 USD – 6 6 9
1-Day USD-SOFR
Compounded-OIS
3.250% 6/35 14,400 USD 587 213 800 76
1-Day USD-SOFR
Compounded-OIS
3.715% 8/35 10,272 USD 25 193 218 56
1-Day USD-SOFR
Compounded-OIS
3.750% 12/35 9,000 USD (24) 205 181 51
1-Day USD-SOFR
Compounded-OIS
4.000% 2/36 46,200 USD (153) 201 48 266
1-Day USD-SOFR
Compounded-OIS
4.221% 11/52 15,650 USD 6 (8) (2) 187
1-Day USD-SOFR
Compounded-OIS
3.250% 6/55 7,600 USD 985 238 1,223 86
6-Month CZK-PRIBOR 3.575% 7/30 70,795 CZK 44 21 65 (2)
6-Month EURIBOR 3.000% 9/56 7,450 EUR 135 1 136 9
$ 3,467 $ 2,170 $ 5,637 $ 1,080
Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Variation
Margin(000's)
1-Year BRL-CDI 13.927% 1/27 43,375 BRL $ – $ (69) $ (69) $ 1
1-Year BRL-CDI 12.820% 1/29 15,600 BRL – (75) (75) 6
1-Year BRL-CDI 12.905% 1/29 3,400 BRL – (16) (16) 1
1-Year BRL-CDI 13.258% 1/29 28,900 BRL – (97) (97) 10
1-Year BRL-CDI 13.291% 1/29 33,700 BRL – (151) (151) 12
1-Year BRL-CDI 13.320% 1/29 30,800 BRL 1 (110) (109) 11
1-Year BRL-CDI 13.320% 1/29 3,600 BRL – (16) (16) 1
1-Year BRL-CDI 12.867% 1/31 25,000 BRL – (156) (156) 14
1-Year BRL-CDI 13.015% 1/31 13,200 BRL – (68) (68) 7
1-Year BRL-CDI 13.245% 1/31 2,300 BRL – (9) (9) 1
1-Year BRL-CDI 13.255% 1/31 18,400 BRL (4) (65) (69) 10
1-Year BRL-CDI 13.435% 1/31 1,000 BRL – (3) (3) 1
1-Year BRL-CDI 13.440% 1/31 1,000 BRL – (3) (3) 1
1-Year BRL-CDI 13.560% 1/31 2,300 BRL – (5) (5) 1
1-Year BRL-CDI 13.681% 1/31 12,700 BRL (3) (18) (21) 7
1-Year BRL-CDI 13.725% 1/31 600 BRL – (1) (1) –π
3-Month ZAR-JIBAR 6.770% 3/28 14,800 ZAR – (8) (8) (1)
6-Month
AUD-BBR-BBSW
4.750% 12/33 20,500 AUD 126 (141) (15) (12)
6-Month
AUD-BBR-BBSW
4.250% 3/36 31,775 AUD (1,002) 18 (984) (32)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Interest Rate Swaps - Pay Floating Rate (continued)
Floating Rate Index
Fixed
Rate
Expiration
Date
Notional
Amount
(000’s) Currency
Upfront
Premium Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market Value
(000’s)
Variation
Margin(000’s)
6-Month CZK-PRIBOR 3.365% 11/29 78,900 CZK $ (23) $ (62) $ (85) $ 2
6-Month EURIBOR 2.250% 9/28 18,925 EUR (162) (34) (196) 9
6-Month EURIBOR 2.750% 9/36 11,940 EUR (28) (182) (210) (2)
CAONREPO 2.500% 6/29 8,000 CAD (159) 120 (39) (3)
CAONREPO 2.500% 12/30 3,900 CAD (1) (36) (37) (2)
$ (1,255) $ (1,187) $ (2,442) $ 43
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Markit CDX Emerging
Markets Index,
Series 36
1.000% 12/26 0.317% 16,491 USD $ (99) $ 152 $ 53 $ (1)
Markit CDX Emerging
Markets Index,
Series 37
1.000% 6/27 0.398% 490 USD (8) 11 3 –π
Markit CDX Emerging
Markets Index,
Series 38
1.000% 12/27 0.487% 4,200 USD (99) 130 31 –π
Markit CDX Emerging
Markets Index,
Series 39
1.000% 6/28 0.588% 600 USD (15) 20 5 –π
Markit CDX Emerging
Markets Index,
Series 40
1.000% 12/28 0.679% 10,200 USD (228) 305 77 2
Markit CDX Emerging
Markets Index,
Series 41
1.000% 6/29 0.759% 3,200 USD (70) 92 22 1
Markit CDX Emerging
Markets Index,
Series 42
1.000% 12/29 0.853% 4,500 USD (87) 108 21 1
Markit CDX Emerging
Markets Index,
Series 43
1.000% 6/30 0.974% 400 USD (11) 11 –π –π
Markit CDX Emerging
Markets Index,
Series 44
1.000% 12/30 1.069% 6,500 USD (125) 107 (18) –π
Markit CDX Emerging
Markets Index,
Series 45
1.000% 6/31 1.405% 6,200 USD (253) 143 (110) 1
Markit CDX North America
High Yield Index,
Series 44
5.000% 6/30 2.580% 588 USD 38 11 49 –π
Markit CDX North America
High Yield Index,
Series 45
5.000% 12/30 2.854% 22,050 USD 1,235 560 1,795 (14)
Markit CDX North America
High Yield Index,
Series 46
5.000% 6/31 3.037% 76,824 USD 4,806 1,397 6,203 (41)
Markit CDX North America
Investment Grade
Index, Series 45
1.000% 12/30 0.467% 23,615 USD 462 51 513 (2)
Markit CDX North America
Investment Grade
Index, Series 46
1.000% 6/31 0.509% 105,790 USD 1,829 493 2,322 (11)
$ 7,375 $ 3,591 $ 10,966 $ (64)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread
Notional
Amount
(000's) Currency
Upfront
Premium Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value(000's)
Variation
Margin(000's)
Carnival Corp. 1.000% 12/28 0.527% 600 USD $ (66) $ 73 $ 7 $ –π
Ford Motor Co. 5.000% 6/27 0.524% 300 USD 6 7 13 –π
Ford Motor Co. 5.000% 6/27 0.508% 900 USD 12 27 39 –π
General Electric Co. 1.000% 12/26 0.039% 400 USD –π 2 2 –π
Glencore Finance Europe,
Ltd.
5.000% 6/31 0.708% 1,000 EUR 159 69 228 –π
Glencore Finance Europe,
Ltd.
5.000% 12/31 0.811% 500 EUR 87 34 121 –π
Marks & Spencer PLC 1.000% 6/27 0.164% 100 EUR (2) 3 1 –π
Marks & Spencer PLC 1.000% 12/28 0.369% 500 EUR (14) 23 9 –π
Volkswagen International
Finance NV
1.000% 6/29 0.536% 3,100 EUR 22 25 47 1
$ 204 $ 263 $ 467 $ 1
Financial Derivative Assets Financial Derivative Liabilities
Variation Margin (000's) Variation Margin (000's)
Market Value
(000's)
Swaps Futures Total Swaps Futures Total Options
Total Exchange-Traded or
Centrally Cleared Derivatives
$ 1,183 $ 15 $ 1,198 $ (123) $ (805) $ (928) $ –
Over the Counter Derivatives
Forward Foreign Currency Contracts
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000's)
Settlement
Date
Unrealized
Appreciation
(000's)
Unrealized
(Depreciation)
(000's)
Net
Unrealized
Appreciation/
(Depreciation)
(000's)
Buy       BNP Paribas SA AUD 1,774 1,228 7/2/26 $ 6 $ — $ 6
Buy       HSBC Bank PLC AUD 2,149 1,488 7/2/26 5 — 5
Sell       HSBC Bank PLC AUD 747 517 7/2/26 18 — 18
Sell       JP Morgan Chase Bank NA AUD 3,176 2,198 7/2/26 65 — 65
Sell       HSBC Bank PLC AUD 2,149 1,487 8/4/26 — (5) (5)
Buy       BNP Paribas SA BRL 5,112 990 7/2/26 4 (2) 2
Buy       Goldman Sachs Bank USA BRL 95,178 18,438 7/2/26 665 (95) 570
Buy       BNP Paribas SA BRL 1,774 341 8/4/26 1 — 1
Buy       JP Morgan Chase Bank NA BRL 92,591 17,549 10/2/26 — (56) (56)
Sell       BNP Paribas SA BRL 9,417 1,824 7/2/26 27 (1) 26
Sell       Goldman Sachs Bank USA BRL 1,359 263 7/2/26 1 (1) —π
Sell       JP Morgan Chase Bank NA BRL 90,596 17,550 7/2/26 56 — 56
Sell       BNP Paribas SA CAD 13,061 9,209 7/2/26 237 — 237
Sell       HSBC Bank PLC CAD 40,034 28,228 7/2/26 317 — 317
Sell       Bank of America NA CHF 321 397 7/2/26 — (2) (2)
Sell       HSBC Bank PLC CHF 4,103 5,078 7/2/26 161 — 161
Sell       JP Morgan Chase Bank NA CHF 2,013 2,491 7/2/26 53 (3) 50
Sell       HSBC Bank PLC CHF 6,409 7,960 8/4/26 — (7) (7)
Buy       Bank of America NA CNH 4,531 667 7/2/26 — (3) (3)
Sell       BNP Paribas SA CNH 6,326 932 7/2/26 3 — 3
Sell       JP Morgan Chase Bank NA CNH 11,371 1,674 7/2/26 10 — 10
Sell       Goldman Sachs Bank USA CNH 13,167 1,943 8/4/26 1 — 1
Sell       HSBC Bank PLC CNH 13,140 1,939 8/4/26 —π — —π
Buy       Barclays Bank PLC COP 17,377,521 5,055 7/27/26 7 — 7
Buy       Goldman Sachs Bank USA COP 3,399,876 957 12/16/26 90 — 90
Sell       Barclays Bank PLC COP 17,377,521 5,055 7/27/26 — (478) (478)
Sell       Bank of America NA COP 2,794,606 803 9/16/26 — (4) (4)
Sell       Barclays Bank PLC COP 17,377,521 4,994 9/16/26 — (9) (9)
Sell       BNP Paribas SA COP 3,567,143 1,025 9/16/26 — (46) (46)

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Sell       UBS AG COP 58,400,861 16,783 9/16/26 $ — $ (1,649) $ (1,649)
Sell       Barclays Bank PLC CZK 1,781 84 7/8/26 2 — 2
Sell       BNP Paribas SA CZK 1,647 78 7/8/26 2 — 2
Buy       Goldman Sachs Bank USA EGP 65,848 1,315 8/10/26 2 — 2
Buy       HSBC Bank PLC EGP 34,315 685 8/13/26 58 — 58
Buy       HSBC Bank PLC EUR 116,459 133,066 7/2/26 792 — 792
Buy       BNP Paribas SA EUR 933 1,067 8/4/26 2 — 2
Sell       Bank of America NA EUR 921 1,052 7/2/26 22 — 22
Sell       Barclays Bank PLC EUR 1,183 1,352 7/2/26 10 — 10
Sell       BNP Paribas SA EUR 109,830 125,492 7/2/26 2,449 — 2,449
Sell       HSBC Bank PLC EUR 1,280 1,463 7/2/26 17 — 17
Sell       JP Morgan Chase Bank NA EUR 3,245 3,708 7/2/26 77 — 77
Sell       HSBC Bank PLC EUR 116,459 133,245 8/4/26 — (792) (792)
Buy       JP Morgan Chase Bank NA GBP 1,582 2,098 7/2/26 8 (12) (4)
Sell       Bank of America NA GBP 364 483 7/2/26 3 — 3
Sell       BNP Paribas SA GBP 8,328 11,046 7/2/26 115 — 115
Sell       JP Morgan Chase Bank NA GBP 7,110 9,430 8/4/26 — (22) (22)
Buy       HSBC Bank PLC HUF 851,899 2,735 7/10/26 — (89) (89)
Buy       JP Morgan Chase Bank NA HUF 422,910 1,358 7/10/26 — (25) (25)
Buy       Barclays Bank PLC IDR 4,128,542 231 7/2/26 1 — 1
Buy       Goldman Sachs Bank USA IDR 25,594,232 1,432 7/2/26 4 — 4
Buy       Barclays Bank PLC IDR 19,899,643 1,111 7/6/26 4 — 4
Buy       Barclays Bank PLC IDR 12,487,444 693 9/16/26 5 — 5
Buy       BNP Paribas SA IDR 59,585,513 3,307 9/16/26 8 (50) (42)
Buy       Goldman Sachs Bank USA IDR 41,732,630 2,316 9/16/26 8 (10) (2)
Buy       BNP Paribas SA IDR 6,477,782 357 12/16/26 1 — 1
Sell       Barclays Bank PLC IDR 4,128,542 231 7/2/26 — —π —π
Sell       BNP Paribas SA IDR 29,723,280 1,663 7/2/26 —π (1) (1)
Sell       BNP Paribas SA IDR 19,842,523 1,108 7/6/26 2 — 2
Sell       BNP Paribas SA IDR 30,303,387 1,689 7/27/26 — (7) (7)
Sell       BNP Paribas SA IDR 9,352,044 521 8/3/26 — (1) (1)
Sell       Bank of America NA IDR 292,798 16 9/16/26 —π — —π
Sell       Barclays Bank PLC IDR 53,239,496 2,955 9/16/26 22 (4) 18
Sell       BNP Paribas SA IDR 6,434,019 357 9/16/26 — (1) (1)
Sell       Goldman Sachs Bank USA IDR 25,744,115 1,429 9/16/26 — (1) (1)
Sell       HSBC Bank PLC IDR 3,200,462 178 9/16/26 — (3) (3)
Buy       HSBC Bank PLC ILS 647 218 8/12/26 — —π —π
Sell       Bank of America NA ILS 1,784 600 7/7/26 15 — 15
Sell       JP Morgan Chase Bank NA ILS 2,115 711 7/7/26 — (1) (1)
Sell       Barclays Bank PLC ILS 280 94 7/21/26 —π — —π
Sell       BNP Paribas SA ILS 1,598 537 7/21/26 5 — 5
Sell       JP Morgan Chase Bank NA ILS 14,854 4,996 8/5/26 162 — 162
Sell       Bank of America NA ILS 1,618 544 8/12/26 — —π —π
Sell       BNP Paribas SA ILS 266 89 8/12/26 — —π —π
Sell       JP Morgan Chase Bank NA ILS 3,035 1,021 8/12/26 8 — 8
Buy       Bank of America NA INR 29,188 308 7/1/26 — (1) (1)
Buy       BNP Paribas SA INR 112,257 1,186 7/1/26 32 — 32
Buy       BNP Paribas SA INR 956 10 7/6/26 —π — —π
Buy       BNP Paribas SA INR 129,601 1,368 7/20/26 22 — 22
Buy       HSBC Bank PLC INR 224,892 2,373 7/20/26 41 — 41
Buy       BNP Paribas SA INR 95,793 1,010 7/27/26 2 — 2
Buy       BNP Paribas SA INR 142,736 1,505 7/29/26 — (5) (5)
Buy       BNP Paribas SA INR 176,356 1,859 8/3/26 — (1) (1)
Buy       Goldman Sachs Bank USA INR 10,780 114 8/18/26 1 — 1
Buy       Bank of America NA INR 47,890 503 9/16/26 — (1) (1)
Buy       BNP Paribas SA INR 14,404 151 9/16/26 —π —π —π
Buy       Goldman Sachs Bank USA INR 174,095 1,829 9/16/26 24 — 24

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Buy       HSBC Bank PLC INR 23,609 248 9/16/26 $ 3 $ — $ 3
Buy       JP Morgan Chase Bank NA INR 4,236 44 9/16/26 —π — —π
Buy       HSBC Bank PLC INR 20,498 215 9/30/26 — —π —π
Buy       JP Morgan Chase Bank NA INR 20,760 218 9/30/26 —π — —π
Sell       BNP Paribas SA INR 141,420 1,494 7/1/26 — (24) (24)
Sell       BNP Paribas SA INR 956 10 7/6/26 — —π —π
Sell       Bank of America NA INR 29,393 309 9/16/26 —π — —π
Sell       JP Morgan Chase Bank NA INR 9,589 101 9/16/26 — (1) (1)
Buy       Bank of America NA JPY 31,515 194 7/2/26 — (4) (4)
Buy       BNP Paribas SA JPY 106,525 655 7/2/26 — (15) (15)
Buy       Goldman Sachs Bank USA JPY 234,803 1,444 7/2/26 — (34) (34)
Buy       HSBC Bank PLC JPY 230,937 1,421 7/2/26 — (32) (32)
Buy       Barclays Bank PLC JPY 602,233 3,714 8/4/26 — (22) (22)
Sell       Barclays Bank PLC JPY 603,816 3,714 7/2/26 22 — 22
Buy       BNP Paribas SA KRW 409,785 265 7/6/26 — (5) (5)
Buy       BNP Paribas SA KRW 63,193 41 7/15/26 — (1) (1)
Buy       Goldman Sachs Bank USA KRW 312,923 202 7/15/26 — —π —π
Buy       HSBC Bank PLC KRW 149,507 97 7/15/26 — (2) (2)
Buy       JP Morgan Chase Bank NA KRW 96,698 63 7/15/26 —π — —π
Buy       BNP Paribas SA KRW 1,152,854 745 7/27/26 — (5) (5)
Sell       Goldman Sachs Bank USA KRW 312,967 202 7/6/26 —π — —π
Sell       JP Morgan Chase Bank NA KRW 96,710 62 7/6/26 —π — —π
Sell       Bank of America NA KRW 74,055 48 7/15/26 1 — 1
Sell       HSBC Bank PLC KRW 1,620,518 1,048 7/15/26 20 — 20
Buy       BNP Paribas SA KWD 26 84 7/7/26 — (1) (1)
Buy       BNP Paribas SA KWD 35 114 7/13/26 — (2) (2)
Sell       BNP Paribas SA KWD 595 1,967 5/9/30 83 — 83
Sell       BNP Paribas SA KWD 65 216 5/13/30 9 — 9
Buy       Goldman Sachs Bank USA KZT 396,265 826 7/16/26 89 — 89
Buy       JP Morgan Chase Bank NA KZT 412,492 848 8/24/26 70 — 70
Buy       Goldman Sachs Bank USA MXN 15,912 904 9/17/26 — (8) (8)
Buy       JP Morgan Chase Bank NA MXN 91,058 5,174 9/17/26 — (67) (67)
Buy       JP Morgan Chase Bank NA MXN 84,492 4,767 12/16/26 — (26) (26)
Sell       BNP Paribas SA MXN 2,067 118 9/17/26 —π (1) (1)
Sell       HSBC Bank PLC MXN 1,335 76 9/17/26 — (1) (1)
Sell       JP Morgan Chase Bank NA MXN 2,610 148 9/17/26 —π — —π
Buy       Bank of America NA NOK 1,237 125 7/2/26 — (9) (9)
Buy       HSBC Bank PLC NOK 2,096 212 7/2/26 — (14) (14)
Buy       HSBC Bank PLC NOK 376 38 8/4/26 —π — —π
Buy       JP Morgan Chase Bank NA NOK 1,165 118 8/4/26 — —π —π
Sell       HSBC Bank PLC NOK 2,156 218 7/2/26 —π —π —π
Sell       JP Morgan Chase Bank NA NOK 1,165 118 7/2/26 —π — —π
Sell       Barclays Bank PLC NZD 12,756 7,245 7/2/26 299 — 299
Sell       Barclays Bank PLC NZD 12,756 7,253 8/4/26 — (29) (29)
Sell       JP Morgan Chase Bank NA PEN 25,632 7,476 9/16/26 — (25) (25)
Buy       JP Morgan Chase Bank NA PLN 19,293 5,129 7/10/26 — (165) (165)
Buy       Bank of America NA PLN 339 90 7/23/26 —π — —π
Buy       Barclays Bank PLC PLN 2,230 593 7/23/26 — (1) (1)
Buy       JP Morgan Chase Bank NA PLN 225 60 7/23/26 —π — —π
Buy       UBS AG PLN 991 263 7/23/26 — (8) (8)
Buy       Bank of America NA SGD 7,095 5,484 7/2/26 2 — 2
Sell       Bank of America NA SGD 13,010 10,056 7/2/26 131 — 131
Sell       Barclays Bank PLC SGD 2,732 2,112 7/2/26 31 — 31
Sell       Bank of America NA SGD 7,078 5,484 8/4/26 — (2) (2)
Sell       UBS AG SGD 8,627 6,683 8/4/26 — (5) (5)
Buy       HSBC Bank PLC THB 788 24 7/6/26 —π — —π
Buy       JP Morgan Chase Bank NA THB 14,217 428 7/6/26 3 — 3

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Forward Foreign Currency Contracts
(continued)
Type       Counterparty Currency
Foreign Principal
Amount
Covered by
Contract (000s)
USD Principal
Amount
Covered by
Contract (000’s)
Settlement
Date
Unrealized
Appreciation
(000’s)
Unrealized
(Depreciation)
(000’s)
Net
Unrealized
Appreciation/
(Depreciation)
(000’s)
Buy       BNP Paribas SA THB 3,561 108 9/16/26 $ — $ (1) $ (1)
Sell       BNP Paribas SA THB 15,005 452 7/6/26 8 — 8
Sell       Bank of America NA THB 16,007 485 9/16/26 —π (3) (3)
Sell       BNP Paribas SA THB 36,151 1,095 9/16/26 9 (7) 2
Sell       Goldman Sachs Bank USA THB 68,020 2,061 9/16/26 47 — 47
Sell       HSBC Bank PLC THB 1,664 50 9/16/26 —π —π —π
Sell       JP Morgan Chase Bank NA THB 59,857 1,814 9/16/26 25 (7) 18
Sell       UBS AG THB 2,408 73 9/16/26 —π — —π
Buy       Barclays Bank PLC TRY 1,753 38 7/1/26 —π — —π
Buy       Barclays Bank PLC TRY 12,072 259 7/2/26 1 — 1
Buy       BNP Paribas SA TRY 61,110 1,302 7/9/26 15 — 15
Buy       Barclays Bank PLC TRY 1,902 40 7/14/26 1 — 1
Buy       Barclays Bank PLC TRY 42,368 898 7/16/26 11 — 11
Buy       Barclays Bank PLC TRY 55,944 1,182 7/20/26 3 — 3
Buy       Barclays Bank PLC TRY 3,037 64 7/21/26 —π — —π
Buy       Barclays Bank PLC TRY 13,368 282 7/22/26 —π — —π
Buy       Goldman Sachs Bank USA TRY 7,106 150 7/23/26 —π — —π
Buy       Barclays Bank PLC TRY 7,889 166 7/27/26 —π — —π
Buy       Barclays Bank PLC TRY 2,617 55 7/28/26 —π — —π
Buy       Barclays Bank PLC TRY 34,245 718 7/30/26 —π — —π
Buy       Barclays Bank PLC TRY 1,794 38 7/31/26 —π — —π
Buy       Barclays Bank PLC TWD 561 18 7/15/26 — —π —π
Buy       BNP Paribas SA TWD 1,561 49 7/15/26 — —π —π
Sell       Barclays Bank PLC ZAR 147,526 8,993 7/21/26 50 (10) 40
Sell       BNP Paribas SA ZAR 19,920 1,214 7/21/26 —π — —π
Sell       JP Morgan Chase Bank NA ZAR 30,750 1,874 7/21/26 18 — 18
Sell       Goldman Sachs Bank USA ZAR 21,940 1,336 8/5/26 — (105) (105)
Sell       Bank of America NA ZAR 15,002 912 8/19/26 — (51) (51)
$ 6,604 $ (4,081) $ 2,523
Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000's)
Upfront
Premium
Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value
(000's)
Ecuador Government
International Bond
JP Morgan Chase
Bank NA
5.000% 6/27 1.177% USD 900 $ 21 $ 12 $ 33
Republic of Argentina Barclays Bank PLC 5.000% 12/26 0.814% USD 550 6 5 11
Republic of Argentina Morgan Stanley
Capital
Services LLC
5.000% 12/26 0.814% USD 475 6 3 9
Republic of Argentina Morgan Stanley
Capital
Services LLC
5.000% 6/27 1.431% USD 650 (47) 69 22
Republic of Indonesia Barclays Bank PLC 1.000% 6/31 0.893% USD 5,700 (119) 146 27
Republic of Poland JP Morgan Chase
Bank NA
1.000% 6/29 0.307% USD 2,000 15 24 39
Republic of Turkey Morgan Stanley
Capital
Services LLC
1.000% 12/28 1.378% USD 3,000 (114) 88 (26)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/26 0.242% USD 300 –π 1 1

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000’s)
Upfront
Premium
Paid/
(Received)
(000’s)
Unrealized
Appreciation/
(Depreciation)
(000’s)
Market
Value
(000’s)
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/27 0.286% USD 100 $ –π $ 1 $ 1
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 6/28 0.410% USD 100 (1) 2 1
United Mexican States Morgan Stanley
Capital
Services LLC
1.000% 12/28 0.484% USD 300 (1) 6 5
$ (234) $ 357 $ 123
Credit Default Swaps on Credit Indices - Sell Protection
Reference Entity Counterparty
Receive
Fixed
Rate
Expiration
Date
Implied
Credit
Spread Currency
Notional
Amount
(000's)
Upfront
Premium
Paid/
(Received)
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market
Value
(000's)
Markit CDX iTraxx Europe
Crossover Index
BNP Paribas SA 5.000% 12/30 0.501% EUR 900 $ 180 $ 10 $ 190
Markit CDX iTraxx Europe
Crossover Index
Goldman Sachs
Bank USA
5.000% 12/30 0.501% EUR 800 157 12 169
Markit CDX iTraxx Europe
Crossover Index
JP Morgan Chase
Bank NA
5.000% 12/30 0.501% EUR 3,300 657 40 697
$ 994 $ 62 $ 1,056
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
$ 6,604 $ 1,205 $ 7,809 $ (4,081) — $ (26) $ (4,107)
Restricted Securities
Description       Coupon Maturity Date
Acquisition
Date Cost (000's) Value (000's)
Value as a
Percentage of Net
Assets
Corestate Capital Holding SA 8/22/23 $ –π $ –π –%
DrillCo Holding Lux SA - Class B 6/8/23 54 62 0.01%
DrillCo Holding Lux SA - Class C 6/8/23 484 554 0.04%
Turkiye Is Bankasi AS, Series 2024-H 6.55% 11/15/34 9/18/24 1,250 1,270 0.09%
VakifBank DPR, Series 2025-E, Class 4A2 6.83% 3/15/35 1/31/25 2,000 2,020 0.14%
+ All par is stated in U.S. Dollar unless otherwise noted.
* Non income producing
Æ Security valued using significant unobservable inputs.
π Amount is less than one thousand.
δ Restricted security – see accompanying table for additional details
144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026 the value of these securities (in thousands) was $626,720 representing 44.7%
of the net assets.
φ Defaulted Security - not accruing income as of the date of this report.
∞ Foreign Bond — par value is foreign denominated.
§ Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At June 30, 2026, the aggregate value of these securities was $166,471 (in thousands), representing 11.9% of net assets.
α Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

β Part or all of the security has been pledged as collateral.
Þ PIK - Payment In Kind. PIK rate of Corestate Capital Holding SA is 10.000%, Kaisa Group Holdings, Ltd. due 12/28/27, 12/28/28, 12/28/29, 12/28/30,
12/28/31, 12/28/32 is 6.000%, 6.250%, 6.500%, 6.750%, 7.000%, and 7.250%, respectively.
Ψ Contingent convertible security
µ Perpetual maturity, date shown, if applicable, represents next contractual call date.
∑ Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,547,983 and the net unrealized depreciation of investments based on that cost was $12,747 which is comprised of $60,410 aggregate gross unrealized appreciation and $73,157 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
- Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Bank Loan Obligations $ — $ 50,718 $ 11,813
Common Stocks
Consumer, Cyclical —π — —
Real Estate — 21 —π
All Others — — 768
Convertible Corporate Bonds — 3 —
Corporate Bonds
Basic Materials — 8,692 520
Financial — 167,112 6,060
All Others — 360,761 —
Governments — 359,586 —
Municipal Bonds — 1,721 —
Structured Products
Asset Backed Securities — 209,329 —
Mortgage Securities — 242,475 17,390
Short-Term Investments — 82,037 —
Other Financial Instruments^
Futures 3,643 — —
Forward Foreign Currency Contracts — 6,604 —
Interest Rate Swaps — 5,639 —
Credit Default Swaps — 12,766 —
Warrants — — —π
Total Assets:
$ 3,643 $ 1,507,464 $ 36,551
Liabilities:
Other Financial Instruments^
Futures (81) — —
Forward Foreign Currency Contracts — (4,081) —
Interest Rate Swaps — (2,444) —
Credit Default Swaps — (154) —
Reverse Repurchase Agreements — (5,662) —
Total Liabilities:
$ (81) $ (12,341) $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.
For the period ended June 30, 2026, there was a transfer from Level 2 to Level 3 in the amount of $6,620 (in thousands). This transfer was the result of a decrease in the quantity of observable inputs for the security that was previously priced by a third party vendor .

Multi-Sector Bond Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the period ended June 30, 2026:
Category
Value at
12/31/2025 Purchases Sales
Realized
Gain (Loss)
Change in
Unrealized
Appreciation/
Depreciation*
Transfers
into Level
3
Transfers
out of
Level 3
Value at
6/30/2026
Change in
Unrealized
Appreciation/
Depreciation
on investments
held at
6/30/2026*
Bank Loan Obligations $ 10,995 $ 9 $ 5,601 $ (6) $ (204) $ 6,620 $ - $ 11,813 $ (225)
Common Stocks 1,419 - 504 (2) (145) - - 768 14
Corporate Bond 5,326 1,417 - - (163) - - 6,580 (163)
Structured Products 16,817 - - - 573 - - 17,390 573
Warrants
1 - - - (1) - - - π (1)
$ 34,558 $ 1,426 $ 6,105 $ (8) $ 60 $ 6,620 $ - $ 36,551 $ 198
* Any differences between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held
at June 30, 2026, are due to investments no longer held or categorized as Level 3 at period end.
The following is a summary of significant unobservable inputs used in the fair valuations of assets categorized within Level 3 of the fair value hierarchy:
Category Value at 6/30/2026 Valuation Techniques Unobservable Inputs Input values Weighted Average
Bank Loan Obligations $ 5,193 Discounted Cash Flow Discount Rate 4.540% - 8.670% 5.940%
6,620 Recent Transaction Purchase Price $99.900 -
Common Stocks 9 Expected Recovery Price $0.000 - $0.930 $0.930
- Expected Recovery Recovery Rate - -
759
Indicative Market
Quotation Broker Quote $15.125 - $22.917 $21.449
Corporate Bonds 4,433 Discounted Cash Flow Discount Rate 6.340% - 6.590% 6.421%
1,402
Indicative Market
Quotation Broker Quote $116.800 -
745 Third Party Vendor Expected Recovery $5.000 -
Structured Products 17,390 Discounted Cash Flow Discount Rate 5.814% -
Warrants - π
Indicative Market
Quotation Broker Quote $0.030 -
$ 36,551

Schedule of Investments
June 30, 2026 (unaudited)
Active/Passive Very Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.3% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.6%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  27,080 605
Total 605
Domestic Equity (61.9%)
Avantis U.S. Large Cap Value ETF  31,190 2,845
Invesco S&P 500 Equal Weight ETF  23,590 5,019
iShares Core S&P 500 ETF  16,646 12,466
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 2,914,662 5,060
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 1,134,451 5,069
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 4,323,002 5,084
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 767,499 2,603
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 1,508,789 2,566
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 358,905 1,149
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 462,038 1,108
Schwab U.S. REIT ETF  100,090 2,370
State Street SPDR Dow Jones REIT ETF  20,982 2,370
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  110,244 7,448
State Street SPDR Portfolio S&P 600 Small
Cap ETF  86,925 5,013
Total 60,170
Foreign Equity (33.8%)
Dimensional International Value ETF  30,788 1,663
Investment Companies (96.3%) Shares/ Par
+
Value
$ (000’s)
Foreign Equity continued
iShares Core MSCI EAFE ETF  69,925 6,754
iShares Core MSCI Emerging Markets ETF  6,170 511
iShares MSCI International Quality Factor ETF  63,004 3,122
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 4,067,234 6,756
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 3,651,885 8,790
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 2,104,703 5,207
Total 32,803
Total Investment Companies (Cost: $85,742) 93,578
Short-Term Investments ( 2.4% )
Governments (1.5%)
US Treasury Bill
0.000%, 7/30/26 490,000 489
US Treasury Note
3.500%, 9/30/26 440,000 439
3.750%, 8/31/26 480,000 480
Total 1,408
Investment Companies (0.9%)
JPMorgan Ultra-Short Income ETF 17,825 901
Total 901
Total Short-Term Investments (Cost: $2,312) 2,309
Total Investments (98.7%) (Cost: $88,054)
@
95,887
Other Assets, Less Liabilities (1.3%) 1,241
Net Assets (100.0%) 97,128
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3 Month
Forward
10/26 1,333 $ — $ —
$ — $ —
Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —

Active/Passive Very Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $88,054 and the net unrealized appreciation of investments based on that cost was $7,833 which is comprised of $8,099 aggregate gross unrealized appreciation and $266 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 93,578 $ — $ —
Short-Term Investments
Governments — 1,408 —
Investment Companies 901 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 94,479 $ 1,408 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Very Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2026 are as follows:
Portfolio
Value at
12/31/2025 Purchases Sales
Value at
6/30/2026
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2026
( A mount s in thousands)
Domestic Equity $ 2,717 $ 1,960 $ – $ 5,060 $ 383 $ – $ – $ – 2,915
Emerging Markets 4,110 2,060 890 6,756 1,162 314 – – 4,067
Focused Appreciation 2,717 2,482 – 5,069 (130) – – – 1,134
International Equity 4,832 3,170 – 8,790 788 – – – 3,652
International Growth 2,866 1,870 – 5,207 471 – – – 2,105
Large Cap Blend 2,720 2,134 – 5,084 230 – – – 4,323
Mid Cap Growth Stock 1,129 1,244 – 2,603 230 – – – 767
Mid Cap Value 1,139 1,254 – 2,566 173 – – – 1,509
Small Cap Growth Stock 485 473 – 1,149 191 – – – 359
Small Cap Value 501 441 – 1,108 166 – – – 462
$ 23,216 $ 17,088 $ 890 $ 43,392 $ 3,664 $ 314 $ – $ – 21,293

Schedule of Investments
June 30, 2026 (unaudited)
Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.3% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.8%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  30,481 681
Total 681
Domestic Equity (51.3%)
Avantis U.S. Large Cap Value ETF  28,310 2,582
Invesco S&P 500 Equal Weight ETF  17,413 3,705
iShares Core S&P 500 ETF  11,986 8,976
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 2,249,859 3,906
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 876,309 3,915
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 3,343,176 3,932
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 561,622 1,904
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 1,102,953 1,876
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 188,075 602
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 244,266 586
Schwab U.S. REIT ETF  89,425 2,118
State Street SPDR Dow Jones REIT ETF  19,060 2,153
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  80,915 5,467
State Street SPDR Portfolio S&P 600 Small
Cap ETF  51,504 2,970
Total 44,692
Fixed Income (17.4%)
iShares Core U.S. Aggregate Bond ETF  47,656 4,717
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 2,072,924 2,170
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 6,961,007 7,790
Investment Companies (96.3%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 413,707 439
Total 15,116
Foreign Equity (26.8%)
Dimensional International Value ETF  23,750 1,283
iShares Core MSCI EAFE ETF  56,615 5,468
iShares Core MSCI Emerging Markets ETF  7,130 591
iShares MSCI International Quality Factor ETF  48,499 2,403
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 1,987,696 3,301
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 2,729,242 6,569
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 1,520,489 3,762
Total 23,377
Total Investment Companies (Cost: $78,071) 83,866
Short-Term Investments ( 2.7% )
Governments (1.8%)
US Treasury Bill
0.000%, 7/30/26 550,000 548
US Treasury Note
3.500%, 9/30/26 500,000 500
3.750%, 8/31/26 540,000 540
Total 1,588
Investment Companies (0.9%)
JPMorgan Ultra-Short Income ETF 15,770 798
Total 798
Total Short-Term Investments (Cost: $2,387) 2,386
Total Investments (99.0%) (Cost: $80,458)
@
86,252
Other Assets, Less Liabilities (1.0%) 852
Net Assets (100.0%) 87,104
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3 Month
Forward
10/26 1,504 $ — $ —
$ — $ —

Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $80,458 and the net unrealized appreciation of investments based on that cost was $5,794 which is comprised of $6,083 aggregate gross unrealized appreciation and $289 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 83,866 $ — $ —
Short-Term Investments
Governments — 1,588 —
All Others 798 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 84,664 $ 1,588 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Aggressive Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2026 are as follows:
Portfolio
Value at
12/31/2025 Purchases Sales
Value at
6/30/2026
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2026
( A mount s in thousands)
Domestic Equity $ 2,397 $ 1,206 $ – $ 3,906 $ 303 $ – $ – $ – 2,250
Emerging Markets 2,365 280 100 3,301 721 35 – – 1,988
Focused Appreciation 2,396 1,644 – 3,915 (125) – – – 876
International Equity 4,334 1,590 – 6,569 646 – – – 2,729
International Growth 2,485 910 – 3,762 366 – – – 1,520
Large Cap Blend 2,395 1,375 – 3,932 161 – – – 3,343
Mid Cap Growth Stock 1,028 707 – 1,904 170 – – – 562
Mid Cap Value 1,035 697 – 1,876 144 – – – 1,103
Multi-Sector Bond 1,342 800 – 2,170 29 – – – 2,073
Select Bond 4,810 2,940 – 7,790 39 – – – 6,961
Short-Term Bond 267 170 – 439 3 – – – 414
Small Cap Growth Stock 319 175 – 602 108 – – – 188
Small Cap Value 331 158 – 586 97 – – – 244
$ 25,504 $ 12,652 $ 100 $ 40,752 $ 2,662 $ 35 $ – $ – 24,251

Schedule of Investments
June 30, 2026 (unaudited)
Active/Passive Moderate Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.1% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.5%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  76,880 1,717
Total 1,717
Domestic Equity (43.4%)
Avantis U.S. Large Cap Value ETF  78,920 7,198
Invesco S&P 500 Equal Weight ETF  56,300 11,979
iShares Core S&P 500 ETF  39,820 29,821
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 6,957,460 12,078
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 2,618,423 11,699
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 10,385,973 12,214
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 1,731,881 5,873
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 3,425,313 5,826
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 796,524 2,551
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 1,060,767 2,544
Schwab U.S. REIT ETF  264,860 6,272
State Street SPDR Dow Jones REIT ETF  55,890 6,314
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  219,870 14,854
State Street SPDR Portfolio S&P 600 Small
Cap ETF  162,948 9,397
Total 138,620
Fixed Income (32.4%)
iShares Core U.S. Aggregate Bond ETF  216,871 21,466
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 15,228,854 15,945
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 51,180,270 57,271
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 2,834,799 3,010
Investment Companies (96.1%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
State Street SPDR Portfolio Long Term
Treasury ETF  226,110 5,931
Total 103,623
Foreign Equity (19.8%)
Dimensional International Value ETF  59,870 3,234
iShares Core MSCI EAFE ETF  105,900 10,228
iShares Core MSCI Emerging Markets ETF  6,580 545
iShares MSCI International Quality Factor ETF  133,830 6,631
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 6,783,660 11,268
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 8,295,056 19,966
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 4,662,063 11,534
Total 63,406
Total Investment Companies (Cost: $266,680) 307,366
Short-Term Investments ( 3.1% )
Governments (2.1%)
US Treasury Bill
0.000%, 7/30/26 2,300,000 2,293
US Treasury Note
3.500%, 9/30/26 2,100,000 2,098
3.750%, 8/31/26β 2,300,000 2,300
Total 6,691
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 61,350 3,103
Total 3,103
Total Short-Term Investments (Cost: $9,806) 9,794
Total Investments (99.2%) (Cost: $276,486)
@
317,160
Other Assets, Less Liabilities (0.8%) 2,608
Net Assets (100.0%) 319,768
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment
made by the
Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount
(000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3
Month
Forward
10/26 6,325 $ — $ —
$ — $ —

Active/Passive Moderate Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
β Part or all of the security has been pledged as collateral.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $276,486 and the net unrealized appreciation of investments based on that cost was $40,674 which is comprised of $48,082 aggregate gross unrealized appreciation and
$7,408 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 307,366 $ — $ —
Short-Term Investments
Governments — 6,691 —
Investment Companies 3,103 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 310,469 $ 6,691 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Moderate Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2026 are as follows:
Portfolio
Value at
12/31/2025 Purchases Sales
Value at
6/30/2026
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2026
( A mount s in thousands)
Domestic Equity $ 11,201 $ – $ 307 $ 12,078 $ 1,203 $ (18) $ – $ – 6,957
Emerging Markets 11,946 – 4,050 11,268 1,783 1,588 – – 6,784
Focused Appreciation 11,192 1,106 – 11,699 (599) – – – 2,618
International Equity 18,023 – 400 19,966 2,276 67 – – 8,295
International Growth 10,454 – 220 11,534 1,242 58 – – 4,662
Large Cap Blend 11,205 492 – 12,214 517 – – – 10,386
Mid Cap Growth Stock 5,195 100 – 5,873 578 – – – 1,732
Mid Cap Value 5,220 – – 5,826 606 – – – 3,425
Multi-Sector Bond 15,042 580 – 15,945 323 – – – 15,229
Select Bond 53,989 3,600 710 57,271 472 (80) – – 51,180
Short-Term Bond 2,979 – – 3,010 31 – – – 2,835
Small Cap Growth Stock 2,980 – 1,093 2,551 488 175 – – 797
Small Cap Value 3,072 – 1,146 2,544 427 191 – – 1,061
$ 162,498 $ 5,878 $ 7,926 $ 171,779 $ 9,347 $ 1,981 $ – $ – 115,961

Schedule of Investments
June 30, 2026 (unaudited)
Active/Passive Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.5% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.5%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  399,830 8,932
Total 8,932
Domestic Equity (30.1%)
Avantis U.S. Large Cap Value ETF  332,670 30,343
Invesco S&P 500 Equal Weight ETF  189,630 40,348
iShares Core S&P 500 ETF  136,800 102,448
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 27,417,078 47,596
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 10,274,618 45,907
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 41,014,085 48,233
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 8,077,053 27,389
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 16,258,407 27,655
Northwestern Mutual Series Fund, Inc., Small
Cap Growth Stock Portfolio ₤ 4,802,363 15,377
Northwestern Mutual Series Fund, Inc., Small
Cap Value Portfolio ₤ 6,347,717 15,222
Schwab U.S. REIT ETF  1,685,520 39,913
State Street SPDR Dow Jones REIT ETF  352,820 39,858
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  995,170 67,234
State Street SPDR Portfolio S&P 600 Small
Cap ETF  1,071,906 61,817
Total 609,340
Fixed Income (51.8%)
iShares Core U.S. Aggregate Bond ETF  2,685,303 265,791
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 144,729,363 151,532
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 450,309,161 503,896
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 28,024,560 29,762
Investment Companies (96.5%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
State Street SPDR Portfolio Long Term
Treasury ETF  3,715,420 97,456
Total 1,048,437
Foreign Equity (14.1%)
Dimensional International Value ETF  296,590 16,022
iShares Core MSCI EAFE ETF  397,860 38,425
iShares Core MSCI Emerging Markets ETF  47,360 3,923
iShares MSCI International Quality Factor ETF  541,820 26,847
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 38,960,077 64,713
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 34,682,815 83,481
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 20,853,896 51,593
Total 285,004
Total Investment Companies (Cost: $1,802,831) 1,951,713
Short-Term Investments ( 2.6% )
Governments (1.6%)
US Treasury Bill
0.000%, 7/30/26 11,600,000 11,566
US Treasury Note
3.500%, 9/30/26 10,500,000 10,491
3.750%, 8/31/26β 11,400,000 11,398
Total 33,455
Investment Companies (1.0%)
JPMorgan Ultra-Short Income ETF 394,940 19,972
Total 19,972
Total Short-Term Investments (Cost: $53,505) 53,427
Total Investments (99.1%) (Cost: $1,856,336)
@
2,005,140
Other Assets, Less Liabilities (0.9%) 17,889
Net Assets (100.0%) 2,023,029
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3 Month
Forward
10/26 31,660 $ — $ —
$ — $ —

Active/Passive Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
β Part or all of the security has been pledged as collateral.
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,856,336 and the net unrealized appreciation of investments based on that cost was $148,804 which is comprised of $218,633 aggregate gross unrealized appreciation and $69,829 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the
Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 1,951,713 $ — $ —
Short-Term Investments
Governments — 33,455 —
All Others 19,972 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 1,971,685 $ 33,455 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Balanced Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2026 are as follows:
Portfolio
Value at
12/31/2025 Purchases Sales
Value at
6/30/2026
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2026
( A mount s in thousands)
Domestic Equity $ 44,135 $ – $ 1,208 $ 47,596 $ 4,765 $ (96) $ – $ – 27,417
Emerging Markets 70,832 – 25,960 64,713 9,660 10,180 – – 38,960
Focused Appreciation 44,254 4,027 – 45,907 (2,374) – – – 10,275
International Equity 77,301 – 3,770 83,481 8,548 1,403 – – 34,683
International Growth 47,710 – 1,990 51,593 5,358 514 – – 20,854
Large Cap Blend 46,223 – – 48,233 2,010 – – – 41,014
Mid Cap Growth Stock 24,667 – – 27,389 2,722 – – – 8,077
Mid Cap Value 24,778 – – 27,655 2,878 – – – 16,258
Multi-Sector Bond 148,348 – – 151,532 3,184 – – – 144,729
Select Bond 493,712 22,120 15,430 503,896 5,489 (1,995) – – 450,309
Short-Term Bond 29,454 – – 29,762 308 – – – 28,025
Small Cap Growth Stock 19,784 – 8,626 15,377 3,047 1,173 – – 4,802
Small Cap Value 20,456 – 9,229 15,222 2,607 1,387 – – 6,348
$ 1,091,654 $ 26,147 $ 66,213 $ 1,112,356 $ 48,202 $ 12,566 $ – $ – 831,751

Schedule of Investments
June 30, 2026 (unaudited)
Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Investment Companies ( 96.5% ) Shares/ Par
+
Value
$ (000's)
Commodities (0.4%)
abrdn Bloomberg All Commodity Strategy K-1
Free ETF  6,224 139
Total 139
Domestic Equity (16.7%)
Avantis U.S. Large Cap Value ETF  3,730 340
Invesco S&P 500 Equal Weight ETF  1,712 364
iShares Core S&P 500 ETF  1,233 923
Northwestern Mutual Series Fund, Inc.,
Domestic Equity Portfolio ₤ 268,379 466
Northwestern Mutual Series Fund, Inc.,
Focused Appreciation Portfolio ₤ 98,274 439
Northwestern Mutual Series Fund, Inc., Large
Cap Blend Portfolio ₤ 395,564 465
Northwestern Mutual Series Fund, Inc., Mid
Cap Growth Stock Portfolio ₤ 72,995 248
Northwestern Mutual Series Fund, Inc., Mid
Cap Value Portfolio ₤ 146,387 249
Schwab U.S. REIT ETF  21,220 502
State Street SPDR Dow Jones REIT ETF  4,503 509
State Street SPDR Portfolio S&P 400 Mid Cap
ETF  12,873 870
State Street SPDR Portfolio S&P 600 Small
Cap ETF  5,965 344
Total 5,719
Fixed Income (71.2%)
iShares Core U.S. Aggregate Bond ETF  101,000 9,997
Northwestern Mutual Series Fund, Inc., Multi-
Sector Bond Portfolio ₤ 3,423,121 3,584
Northwestern Mutual Series Fund, Inc., Select
Bond Portfolio ₤ 7,356,633 8,232
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio ₤ 804,816 855
Investment Companies (96.5%) Shares/ Par
+
Value
$ (000’s)
Fixed Income continued
State Street SPDR Portfolio Long Term
Treasury ETF  64,430 1,690
Total 24,358
Foreign Equity (8.2%)
Dimensional International Value ETF  3,287 177
iShares Core MSCI EAFE ETF  4,453 430
iShares Core MSCI Emerging Markets ETF  840 70
iShares MSCI International Quality Factor ETF  5,513 273
Northwestern Mutual Series Fund, Inc.,
Emerging Markets Equity Portfolio ₤ 330,549 549
Northwestern Mutual Series Fund, Inc.,
International Equity Portfolio ₤ 350,471 844
Northwestern Mutual Series Fund, Inc.,
International Growth Portfolio ₤ 190,550 471
Total 2,814
Total Investment Companies (Cost: $32,138) 33,030
Short-Term Investments ( 1.8% )
Governments (1.1%)
US Treasury Bill
0.000%, 7/30/26 140,000 140
US Treasury Note
3.500%, 9/30/26 120,000 120
3.750%, 8/31/26 130,000 130
Total 390
Investment Companies (0.7%)
JPMorgan Ultra-Short Income ETF 4,831 244
Total 244
Total Short-Term Investments (Cost: $635) 634
Total Investments (98.3%) (Cost: $32,773)
@
33,664
Other Assets, Less Liabilities (1.7%) 569
Net Assets (100.0%) 34,233
Over the Counter Derivatives
Total Return Swaps
Reference Entity Counterparty
Payment made
by the Fund
Payment
Received by
the Fund
Expiration
Date
Notional
Amount (000's)
Unrealized
Appreciation/
(Depreciation)
(000's)
Market Value
(000's)
Bloomberg Commodity Index
3 Month Forward
Citibank NA 0.120% Bloomberg
Commodity
Index 3 Month
Forward
10/26 376 $ — $ —
$ — $ —

Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Derivative Assets (000's) Financial Derivative Liabilities (000's)
Forward
Foreign
Currency
Contracts Swaps Total
Forward
Foreign
Currency
Contracts Options Swaps Total
Total Over the Counter
Derivatives
— — — — — — —
+ All par is stated in U.S. Dollar unless otherwise noted.
₤ Affiliated Company
@ At June 30, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $32,773 and the net unrealized appreciation of investments based on that cost was $891 which is comprised of $1,039 aggregate gross unrealized appreciation and $148 aggregate gross unrealized depreciation.  Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio's most recent annual report.
The following is a summary of the inputs used in valuing the Portfolio's Investments at June 30, 2026.  See Note 3 for additional information on portfolio valuation.
Valuation Inputs
Description
Level 1 - Quoted
Prices
Level 2 - Other
Significant
Observable Inputs
Level 3
-  Significant
Unobservable
Inputs
(Amounts in thousands)
Assets:
Investment Companies $ 33,030 $ — $ —
Short-Term Investments
Governments — 390 —
All Others 244 — —
Other Financial Instruments^
Total Return Swaps — — —
Total Assets:
$ 33,274 $ 390 $ —
^
Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Active/Passive Conservative Portfolio
The Accompanying Notes are an Integral Part of the Financial Statements.

Transactions with Affiliated Companies
An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2026 are as follows:
Portfolio
Value at
12/31/2025 Purchases Sales
Value at
6/30/2026
Change in
Unrealized
Appreciation/
(Depreciation)
Realized
Gain (Loss)
Income
Dividends
Capital Gain
Distributions
Shares at
6/30/2026
( A mount s in thousands)
Domestic Equity $ 363 $ 58 $ – $ 466 $ 45 $ – $ – $ – 268
Emerging Markets 593 – 210 549 102 64 – – 331
Focused Appreciation 373 84 – 439 (18) – – – 98
International Equity 718 30 – 844 96 – – – 350
International Growth 400 20 – 471 51 – – – 191
Large Cap Blend 371 71 – 465 24 – – – 396
Mid Cap Growth Stock 223 – – 248 24 – – – 73
Mid Cap Value 223 – – 249 26 – – – 146
Multi-Sector Bond 3,137 380 – 3,584 67 – – – 3,423
Select Bond 7,455 720 – 8,232 58 – – – 7,357
Short-Term Bond 747 100 – 855 8 – – – 805
$ 14,603 $ 1,463 $ 210 $ 16,402 $ 483 $ 64 $ – $ – 13,438

Northwestern Mutual Series Fund, Inc.
June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 1,445,921 $ 1,402,210 $ 859,443 $ 173,882 $ 8,102,373
Cash ........................................................................ 70,490 30,679 2,450 324 41,606
Collateral with Counterparty .......................................... — — — — 2,983
Receivable for Portfolio Shares Sold ............................... 72 2,199 24 1,420 1,057
Receivable for Investment Securities Sold ........................ — 14 3,024 953 —
Variation Margin Receivable .......................................... — — — — 258
Prepaid Expenses and Other Assets ............................... 20 21 16 13 61
Dividends and Interest Receivable ..................................
136 826 450 80 3,654
Total Assets .......................................................
1,516,639 1,435,949 865,407 176,672 8,151,992
Liabilities
Payable for Portfolio Shares Redeemed .......................... 199 618 399 47 3,603
Payable for Investment Securities Purchased ................... 60,590 87 3,283 408 —
Investment Advisory Fees Payable ................................. 519 723 305 98 1,314
Compliance Fees Payable ............................................ 3 4 3 2 8
Accrued Expenses ......................................................
28 32 34 24 131
Total Liabilities ................................................... 61,339 1,464 4,024 579 5,056
Net Assets ......................................................... $ 1,455,300 $ 1,434,485 $ 861,383 $ 176,093 $ 8,146,936
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 450,393 $ 535,237 $ 502,955 $ 116,222 $ 1,615,796
Total Distributable Earnings (Loss) ..................................
1,004,907 899,248 358,428 59,871 6,531,140
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,455,300 $ 1,434,485 $ 861,383 $ 176,093 $ 8,146,936
Net Asset Value, Offering and Redemption Price per Share . $ 4 .98 $ 4 .47 $ 2 .08 $ 1 .18 $ 11 .83
(1) Unaffiliated Investments, at Cost ................................... $ 724,585 $ 611,537 $ 661,640 $ 139,824 $ 1,980,814
(10) Shares Outstanding .................................................. 292,030 321,036 413,672 149,777 688,444
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Large
Company
Value Portfolio
Domestic
Equity Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 175,953 $ 1,248,843 $ 824,211 $ 1,101,508 $ 1,692,103
Cash ........................................................................ 3,116 14,337 2,848 5,034 19,864
Foreign Currency, at Value (4) ....................................... — 583 172 — —
Collateral with Counterparty .......................................... — — — — 5
Receivable for Portfolio Shares Sold ............................... 3 1,597 45 72 169
Receivable for Investment Securities Sold ........................ 62 180 28,343 3,717 —
Variation Margin Receivable .......................................... — — — — 166
Receivable for Foreign Currency .................................... 28 723 — — —
Prepaid Expenses and Other Assets ............................... 13 19 16 18 30
Dividends and Interest Receivable ..................................
195 1,148 1,151 241 1,384
Total Assets .......................................................
179,370 1,267,430 856,786 1,110,590 1,713,721
Liabilities
Payable for Portfolio Shares Redeemed .......................... 81 697 804 302 978
Payable for Investment Securities Purchased ................... — 4,795 28,996 — 9,059
Payable for Foreign Currency ........................................ 2 26 1 — —
Collateral from Counterparty .......................................... 18 520 — — —
Investment Advisory Fees Payable ................................. 101 522 396 485 314
Compliance Fees Payable ............................................ 3 3 3 3 4
Accrued Expenses ......................................................
32 37 31 32 72
Total Liabilities ................................................... 237 6,600 30,231 822 10,427
Net Assets ......................................................... $ 179,133 $ 1,260,830 $ 826,555 $ 1,109,768 $ 1,703,294
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 136,448 $ 887,286 $ 468,168 $ 878,658 $ 944,828
Total Distributable Earnings (Loss) ..................................
42,685 373,544 358,387 231,110 758,466
Net Assets for Shares Outstanding (10) (11) ..................... $ 179,133 $ 1,260,830 $ 826,555 $ 1,109,768 $ 1,703,294
Net Asset Value, Offering and Redemption Price per Share . $ 0 .97 $ 1 .74 $ 2 .03 $ 3 .39 $ 2 .73
(1) Unaffiliated Investments, at Cost ................................... $ 157,667 $ 1,098,373 $ 632,983 $ 942,077 $ 1,124,418
(4) Foreign Currency, at Cost ............................................ — 582 176 — —
(10) Shares Outstanding .................................................. 185,373 726,271 407,535 327,273 622,810
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 689,051 $ 896,056 $ 616,299 $ 638,727 $ 1,230,726
Cash ........................................................................ 21,571 6,377 3,159 18,426 14,466
Foreign Currency, at Value (4) ....................................... — — — — 2
Collateral with Counterparty .......................................... — — 29 — —
Receivable for Portfolio Shares Sold ............................... 105 70 88 13 109
Receivable for Investment Securities Sold ........................ 1,588 6,923 — 8,419 4,491
Variation Margin Receivable .......................................... — — 17 — —
Receivable for Foreign Currency .................................... 125 — — — —
Prepaid Expenses and Other Assets ............................... 16 16 22 15 18
Dividends and Interest Receivable ..................................
1,746 141 486 540 1,691
Total Assets .......................................................
714,202 909,583 620,100 666,140 1,251,503
Liabilities
Payable for Portfolio Shares Redeemed .......................... 294 4,509 598 3,921 661
Payable for Investment Securities Purchased ................... 3,294 5,552 826 5,357 1,018
Payable for Foreign Currency ........................................ — — — — 2
Collateral from Counterparty .......................................... 386 — 22 — —
Investment Advisory Fees Payable ................................. 415 403 113 474 613
Compliance Fees Payable ............................................ 3 3 3 3 3
Accrued Expenses ......................................................
47 40 55 34 85
Total Liabilities ................................................... 4,439 10,507 1,617 9,789 2,382
Net Assets ......................................................... $ 709,763 $ 899,076 $ 618,483 $ 656,351 $ 1,249,121
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 578,062 $ 544,204 $ 385,882 $ 369,105 $ 666,183
Total Distributable Earnings (Loss) ..................................
131,701 354,872 232,601 287,246 582,938
Net Assets for Shares Outstanding (10) (11) ..................... $ 709,763 $ 899,076 $ 618,483 $ 656,351 $ 1,249,121
Net Asset Value, Offering and Redemption Price per Share . $ 1 .70 $ 3 .20 $ 1 .97 $ 2 .40 $ 2 .47
(1) Unaffiliated Investments, at Cost ................................... $ 628,131 $ 712,123 $ 460,058 $ 471,840 $ 858,373
(4) Foreign Currency, at Cost ............................................ — — — — 2
(10) Shares Outstanding .................................................. 417,323 280,799 314,648 273,679 504,782
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Research
International
Core Portfolio
International
Equity Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 1,040,703 $ 2,526,732 $ 1,525,599 $ 305,289 $ 396,805
Investments in Repurchase Agreements, at Value (3) ......... — — — 182,000 —
Cash ........................................................................ 18,606 21,405 22,381 430 8,904
Foreign Currency, at Value (4) ....................................... — 642 590 — —
Receivable for Portfolio Shares Sold ............................... 152 170 153 567 410
Receivable for Investment Securities Sold ........................ 131 5,684 4,096 — 595
Variation Margin Receivable .......................................... — — — — 79
Receivable for Foreign Currency .................................... — 1,691 — — —
Prepaid Expenses and Other Assets ............................... 18 25 19 15 14
Dividends and Interest Receivable ..................................
3,536 7,100 6,225 1,021 2,811
Total Assets .......................................................
1,063,146 2,563,449 1,559,063 489,322 409,618
Liabilities
Payable for Portfolio Shares Redeemed .......................... 504 1,085 1,650 533 155
Payable for Investment Securities Purchased ................... 134 1,798 10,712 6,122 8,195
Accrued Foreign Capital Gains Tax ................................. 864 3,492 2,506 — —
Variation Margin Payable .............................................. — — — — 51
Payable for Foreign Currency ........................................ — 1,841 — — —
Collateral from Counterparty .......................................... — 70 — — 6
Investment Advisory Fees Payable ................................. 497 1,443 976 128 114
Compliance Fees Payable ............................................ 3 4 3 3 3
Accrued Expenses ......................................................
79 88 153 36 70
Total Liabilities ................................................... 2,081 9,821 16,000 6,822 8,594
Net Assets ......................................................... $ 1,061,065 $ 2,553,628 $ 1,543,063 $ 482,500 $ 401,024
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 635,220 $ 1,564,990 $ 810,801 $ 482,497 $ 392,212
Total Distributable Earnings (Loss) ..................................
425,845 988,638 732,262 3 8,812
Net Assets for Shares Outstanding (10) (11) ..................... $ 1,061,065 $ 2,553,628 $ 1,543,063 $ 482,500 $ 401,024
Net Asset Value, Offering and Redemption Price per Share . $ 1 .42 $ 2 .41 $ 1 .66 $ 1 .00 $ 1 .06
(1) Unaffiliated Investments, at Cost ................................... $ 796,226 $ 1,785,627 $ 1,006,675 $ 305,289 $ 397,967
(3) Investments in Repurchase Agreements, at Cost .............. — — — 182,000 —
(4) Foreign Currency, at Cost ............................................ — 642 757 — —
(10) Shares Outstanding .................................................. 747,860 1,061,112 928,874 482,498 377,695
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 3,000,000 2,000,000 2,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Select Bond
Portfolio
Long-Term U.S.
Government
Bond Portfolio
Inflation
Managed
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 2,923,638 $ 183,870 $ 418,869 $ 685,849 $ 1,441,902
Investments in Repurchase Agreements, at Value (3) ......... — — — — 77,104
Cash ........................................................................ 82,060 1,227 2,177 17,894 6,840
Foreign Currency, at Value (4) ....................................... 5 — — — 4,450
Collateral with Counterparty .......................................... 10 1,358 4,716 — 12,629
Receivable for Portfolio Shares Sold ............................... 8,182 — 73 56 1,926
Receivable for Investment Securities Sold ........................ 81,724 1,666 — 775 338,118
Receivable for Financing Transactions ............................ — 192,101 — — —
Variation Margin Receivable .......................................... — 228 235 — 1,198
Outstanding Swap Contracts, at Value (8) ........................ — — 3,052 — 1,205
Receivable for Foreign Currency .................................... — — 131 — 6,731
Deferred Expense for Financing Transactions ................... — 3 — — —
Prepaid Expenses and Other Assets ............................... 27 12 18 16 25
Dividends and Interest Receivable ..................................
19,732 1,595 2,651 11,573 18,016
Total Assets .......................................................
3,115,378 382,060 431,922 716,163 1,910,144
Liabilities
Payable for Portfolio Shares Redeemed .......................... 1,430 36 163 290 597
Payable for Investment Securities Purchased ................... 230,491 14,266 578 4,968 489,732
Payable for Financing Transactions ................................ — 246,301 — — —
Accrued Foreign Capital Gains Tax ................................. — — — — 6
Variation Margin Payable .............................................. — 30 8 — 928
Outstanding Options Written, at Value (6) ......................... — 10 — — —
Payable for Reverse Repurchase Agreements .................. — — — — 5,662
Outstanding Swap Contracts, at Value (9) ........................ — — 296 — 26
Payable for Foreign Currency ........................................ — — 107 — 4,142
Collateral from Counterparty .......................................... 650 17 6,259 — 5,818
Investment Advisory Fees Payable ................................. 739 51 148 262 812
Compliance Fees Payable ............................................ 5 3 3 3 4
Accrued Expenses ......................................................
101 41 55 69 150
Total Liabilities ................................................... 233,416 260,755 7,617 5,592 507,877
Net Assets ......................................................... $ 2,881,962 $ 121,305 $ 424,305 $ 710,571 $ 1,402,267
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 3,218,624 $ 190,932 $ 450,869 $ 715,039 $ 1,430,457
Total Distributable Earnings (Loss) ..................................
(336,662) (69,627) (26,564) (4,468) (28,190)
Net Assets for Shares Outstanding (10) (11) ..................... $ 2,881,962 $ 121,305 $ 424,305 $ 710,571 $ 1,402,267
Net Asset Value, Offering and Redemption Price per Share . $ 1 .12 $ 0 .62 $ 1 .06 $ 0 .69 $ 1 .05
(1) Unaffiliated Investments, at Cost ................................... $ 2,958,541 $ 205,646 $ 450,838 $ 698,233 $ 1,465,864
(3) Investments in Repurchase Agreements, at Cost .............. — — — — 77,234
(4) Foreign Currency, at Cost ............................................ 5 — — — 4,485
(6) Premiums Received on Options Written .......................... — 11 — — —
(8) Premiums Paid on Swap Contracts ................................ — 147 11 — 13,961
(9) Premiums Received from Swap Contracts ...................... — 7 1 — 3,410
(10) Shares Outstanding .................................................. 2,574,105 196,444 400,645 1,025,020 1,338,805
(11) Shares Authorized, $.01 Par Value ............................... 6,000,000 2,000,000 2,000,000 3,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities
Active/
Passive Very
Aggressive
Portfolio
Active/Passive
Aggressive
Portfolio
Active/Passive
Moderate
Portfolio
Active/Passive
Balanced
Portfolio
Active/Passive
Conservative
Portfolio
Assets
Unaffiliated Investments, at Value (1) .............................. $ 52,495 $ 45,500 $ 145,381 $ 892,784 $ 17,262
Affiliated Investments, at Value (2) .................................. 43,392 40,752 171,779 1,112,356 16,402
Cash ........................................................................ 3,227 1,797 5,686 28,426 806
Receivable for Portfolio Shares Sold ............................... 297 4 6 138 151
Receivable for Investment Securities Sold ........................ 4,328 8,623 17,405 88,409 1,281
Due from Investment Advisor ........................................ — — — — 2
Prepaid Expenses and Other Assets ............................... 12 12 14 23 12
Dividends and Interest Receivable ..................................
10 11 47 232 4
Total Assets .......................................................
103,761 96,699 340,318 2,122,368 35,920
Liabilities
Payable for Portfolio Shares Redeemed .......................... 19 3 289 833 —
Payable for Investment Securities Purchased ................... 6,571 9,550 20,202 98,291 1,653
Investment Advisory Fees Payable ................................. 8 8 28 177 —
Compliance Fees Payable ............................................ 3 2 3 4 2
Accrued Expenses ......................................................
32 32 28 34 32
Total Liabilities ................................................... 6,633 9,595 20,550 99,339 1,687
Net Assets ......................................................... $ 97,128 $ 87,104 $ 319,768 $ 2,023,029 $ 34,233
Represented By:
Aggregate Paid in Capital (10) (11) ................................. $ 85,875 $ 78,629 $ 246,107 $ 1,691,344 $ 32,659
Total Distributable Earnings (Loss) ..................................
11,253 8,475 73,661 331,685 1,574
Net Assets for Shares Outstanding (10) (11) ..................... $ 97,128 $ 87,104 $ 319,768 $ 2,023,029 $ 34,233
Net Asset Value, Offering and Redemption Price per Share . $ 1 .21 $ 1 .16 $ 1 .33 $ 1 .51 $ 1 .06
(1) Unaffiliated Investments, at Cost ................................... $ 48,781 $ 42,588 $ 119,707 $ 785,733 $ 16,827
(2) Affiliated Investments, at Cost ....................................... 39,273 37,870 156,779 1,070,603 15,946
(10) Shares Outstanding .................................................. 80,284 74,923 240,874 1,341,120 32,434
(11) Shares Authorized, $.01 Par Value ............................... 2,000,000 2,000,000 2,000,000 4,000,000 2,000,000

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Growth Stock
Portfolio
Focused
Appreciation
Portfolio
Large Cap
Core Stock
Portfolio
Large Cap
Blend Portfolio
Index 500
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 87 $ 373 $ 71 $ 23 $ 507
Unaffiliated Dividends (1) ........................................
3,446 4,310 4,051 923 45,770
Total Income ..................................................
3,533 4,683 4,122 946 46,277
Expenses
Investment Advisory Fees ....................................... 2,926 5,257 1,713 639 7,603
Custodian Fees ....................................................... 2 4 9 5 6
Shareholder Reporting Fees ................................... 12 16 34 15 20
Audit Fees ............................................................... 16 15 17 14 20
Valuation Services ................................................... — — 1 — 2
Compliance Fees .................................................... 7 7 6 5 15
Directors Fees ......................................................... 27 27 23 20 59
Professional Fees .................................................... 5 5 5 4 10
Trade Name Fees .................................................... — — — — 61
Other Expenses .......................................................
9 9 5 3 38
Total Expenses ..............................................
3,004 5,340 1,813 705 7,834
Less Waived Fees:
Advisory Fees Waived .....................................
(44) (982) (49) (104) (562)
Net Expenses .................................................
2,960 4,358 1,764 601 7,272
Net Investment Income (Loss) ................................ 573 324 2,358 345 39,005
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 161,879 16,811 70,857 6,831 80,921
Futures Contracts .................................................... — — — — 3,371
Foreign Currency Transactions ............................... (1) — — — —
Net Realized Gain (Loss) on Investments ...
161,878 16,811 70,857 6,831 84,292
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (149,752) (101,486) 1,808 205 627,425
Futures Contracts .................................................... — — — — (119)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (149,752) (101,486) 1,808 205 627,306
Net Gain (Loss) on Investments ..................................
12,126 (84,675) 72,665 7,036 711,598
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 12,699 $ (84,351) $ 75,023 $ 7,381 $ 750,603
(1) Net of Foreign Witholding Tax ................................ $ 21 $ 276 $ 8 $ 17 $ 10

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Large
Company
Value Portfolio
Domestic
Equity
Portfolio
Equity Income
Portfolio
Mid Cap
Growth Stock
Portfolio
Index 400
Stock Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 59 $ 449 $ 103 $ 153 $ 358
Unaffiliated Dividends (1) ........................................
2,048 10,845 8,659 2,128 10,764
Total Income ..................................................
2,107 11,294 8,762 2,281 11,122
Expenses
Investment Advisory Fees ....................................... 610 3,122 2,491 2,657 1,970
Custodian Fees ....................................................... 12 5 4 5 9
Shareholder Reporting Fees ................................... 11 21 15 16 22
Audit Fees ............................................................... 17 15 16 16 17
Valuation Services ................................................... 3 — 1 — 1
Compliance Fees .................................................... 5 6 6 6 7
Directors Fees ......................................................... 20 25 23 24 27
Professional Fees .................................................... 4 5 5 5 6
Trade Name Fees .................................................... — — — — 72
Other Expenses .......................................................
5 10 5 7 10
Total Expenses ..............................................
687 3,209 2,566 2,736 2,141
Less Waived Fees:
Advisory Fees Waived .....................................
(44) (269) (326) (1) (270)
Net Expenses .................................................
643 2,940 2,240 2,735 1,871
Net Investment Income (Loss) ................................ 1,464 8,354 6,522 (454) 9,251
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 11,738 104,426 81,003 61,310 93,127
Futures Contracts .................................................... — (63) — — 2,160
Foreign Currency Transactions ............................... 347 481 (2) — —
Net Realized Gain (Loss) on Investments ...
12,085 104,844 81,001 61,310 95,287
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 1,238 9,676 18,184 49,924 147,902
Futures Contracts .................................................... — — — — 480
Foreign Currency Transactions ............................... 51 742 (64) — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 1,289 10,418 18,120 49,924 148,382
Net Gain (Loss) on Investments ..................................
13,374 115,262 99,121 111,234 243,669
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 14,838 $ 123,616 $ 105,643 $ 110,780 $ 252,920
(1) Net of Foreign Witholding Tax ................................ $ 42 $ 142 $ 280 $ — $ 8

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Mid Cap Value
Portfolio
Small Cap
Growth Stock
Portfolio
Index 600
Stock Portfolio
Small Cap
Value Portfolio
International
Growth
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 269 $ 78 $ 80 $ 173 $ 629
Unaffiliated Dividends (1) ........................................
8,442 1,549 4,390 4,369 12,176
Total Income ..................................................
8,711 1,627 4,470 4,542 12,805
Expenses
Investment Advisory Fees ....................................... 2,883 2,116 603 2,591 3,394
Custodian Fees ....................................................... 16 4 12 4 73
Shareholder Reporting Fees ................................... 1 19 37 17 33
Audit Fees ............................................................... 17 15 17 15 18
Valuation Services ................................................... 4 1 2 1 6
Compliance Fees .................................................... 6 6 5 5 6
Directors Fees ......................................................... 22 23 21 22 25
Professional Fees .................................................... 5 5 5 5 7
Trade Name Fees .................................................... — — 24 — —
Other Expenses .......................................................
7 5 5 4 7
Total Expenses ..............................................
2,961 2,194 731 2,664 3,569
Less Waived Fees:
Advisory Fees Waived .....................................
(583) — — (29) (9)
Net Expenses .................................................
2,378 2,194 731 2,635 3,560
Net Investment Income (Loss) ................................ 6,333 (567) 3,740 1,907 9,245
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 21,297 134,296 30,554 73,373 38,429
Futures Contracts .................................................... — — 658 — —
Foreign Currency Transactions ............................... 1,356 — — — (96)
Net Realized Gain (Loss) on Investments ...
22,653 134,296 31,212 73,373 38,333
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 45,643 50,782 85,201 52,518 94,099
Futures Contracts .................................................... — — 160 — —
Foreign Currency Transactions ............................... 181 — — — (51)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 45,824 50,782 85,361 52,518 94,048
Net Gain (Loss) on Investments ..................................
68,477 185,078 116,573 125,891 132,381
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 74,810 $ 184,511 $ 120,313 $ 127,798 $ 141,626
(1) Net of Foreign Witholding Tax ................................ $ 97 $ — $ 3 $ 3 $ 731

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Research
International
Core Portfolio
International
Equity
Portfolio
Emerging
Markets Equity
Portfolio
Government
Money Market
Portfolio
Short-Term
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 267 $ 331 $ 296 $ 9,088 $ 9,073
Unaffiliated Dividends (1) ........................................
15,864 38,825 18,708 — —
Total Income ..................................................
16,131 39,156 19,004 9,088 9,073
Expenses
Investment Advisory Fees ....................................... 3,797 7,974 6,828 736 644
Custodian Fees ....................................................... 58 134 231 8 10
Shareholder Reporting Fees ................................... 21 11 23 25 16
Audit Fees ............................................................... 18 18 18 16 20
Valuation Services ................................................... 9 7 6 7 66
Compliance Fees .................................................... 6 8 6 5 5
Directors Fees ......................................................... 24 31 26 21 21
Professional Fees .................................................... 8 8 12 4 5
Other Expenses .......................................................
6 18 7 3 6
Total Expenses ..............................................
3,947 8,209 7,157 825 793
Less Waived Fees:
Advisory Fees Waived .....................................
(622) (45) (1,680) — —
Net Expenses .................................................
3,325 8,164 5,477 825 793
Net Investment Income (Loss) ................................ 12,806 30,992 13,527 8,263 8,280
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 59,096 79,621 195,890 3 (531)
Futures Contracts .................................................... — — — — (430)
Foreign Currency Transactions ............................... (179) (604) (795) — —
Net Realized Gain (Loss) on Investments ...
58,917 79,017 195,095 3 (961)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 29,487 194,502 176,183 — (2,847)
Futures Contracts .................................................... — — — — (366)
Foreign Currency Transactions ............................... (120) (1,670) (54) — —
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 29,367 192,832 176,129 — (3,213)
Net Gain (Loss) on Investments ..................................
88,284 271,849 371,224 3 (4,174)
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 101,090 $ 302,841 $ 384,751 $ 8,266 $ 4,106
(1) Net of Foreign Witholding Tax ................................ $ 908 $ 1,803 $ 927 $ — $ —

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Select Bond
Portfolio
Long-
Term U.S.
Government
Bond Portfolio
Inflation
Managed
Portfolio
High Yield
Bond Portfolio
Multi-Sector
Bond Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 64,293 $ 3,802 $ 11,254 $ 22,536 $ 41,092
Unaffiliated Dividends (1) ........................................
— — — — 134
Total Income ..................................................
64,293 3,802 11,254 22,536 41,226
Expenses
Investment Advisory Fees ....................................... 4,255 331 1,117 1,480 5,301
Custodian Fees ....................................................... 21 5 12 2 133
Shareholder Reporting Fees ................................... 24 12 15 6 21
Audit Fees ............................................................... 23 23 23 23 29
Valuation Services ................................................... 77 13 17 42 75
Compliance Fees .................................................... 9 5 5 6 6
Directors Fees ......................................................... 34 19 21 22 26
Professional Fees .................................................... 7 4 5 5 6
Interest Expense ..................................................... — 1,095 — — 268
Other Expenses .......................................................
17 6 15 8 43
Total Expenses ..............................................
4,467 1,513 1,230 1,594 5,908
Less Waived Fees:
Advisory Fees Waived .....................................
(85) — (285) — (743)
Expenses Waived ............................................
— (25) — — —
Net Expenses .................................................
4,382 1,488 945 1,594 5,165
Net Investment Income (Loss) ................................ 59,911 2,314 10,309 20,942 36,061
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... (8,415) (44) (3,551) (3,429) 291
Futures Contracts .................................................... — 1,735 446 — (9,186)
Options Written ........................................................ — 22 — — —
Swap Contracts ....................................................... — 45 3,906 — 1,880
Foreign Currency Transactions ............................... — — (415) (2) (292)
Reverse Repurchase Agreements .......................... — — — — 76
Net Realized Gain (Loss) on Investments ...
(8,415) 1,758 386 (3,431) (7,231)
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... (29,793) (2,414) (2,704) (6,299) (11,159)
Futures Contracts .................................................... — (1,071) (217) — 4,392
Swap Contracts ....................................................... — 8 (1,976) — 3,313
Foreign Currency Transactions ............................... — — 93 — 4,461
Reverse Repurchase Agreements .......................... — — — — 11
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. (29,793) (3,477) (4,804) (6,299) 1,018
Net Gain (Loss) on Investments ..................................
(38,208) (1,719) (4,418) (9,730) (6,213)
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 21,703 $ 595 $ 5,891 $ 11,212 $ 29,848
(1) Net of Foreign Witholding Tax ................................ $ — $ — $ — $ — $ 12

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations
Active/
Passive Very
Aggressive
Portfolio
Active/Passive
Aggressive
Portfolio
Active/Passive
Moderate
Portfolio
Active/Passive
Balanced
Portfolio
Active/Passive
Conservative
Portfolio
Investment Income
Income
Interest (1) ............................................................... $ 32 $ 30 $ 179 $ 932 $ 12
Unaffiliated Dividends (1) ........................................
408 430 1,451 10,670 240
Total Income ..................................................
440 460 1,630 11,602 252
Expenses
Investment Advisory Fees ....................................... 55 51 229 1,482 24
Custodian Fees ....................................................... 1 2 3 3 2
Shareholder Reporting Fees ................................... 9 9 12 15 8
Audit Fees ............................................................... 17 17 19 20 17
Compliance Fees .................................................... 5 5 5 8 5
Directors Fees ......................................................... 19 19 20 29 19
Professional Fees .................................................... — — 4 6 —
Other Expenses .......................................................
5 5 4 12 5
Total Expenses ..............................................
111 108 296 1,575 80
Less Waived Fees:
Advisory Fees Waived .....................................
(18) (17) (76) (494) (8)
Expenses Waived ............................................
— — — — (29)
Net Expenses .................................................
93 91 220 1,081 43
Net Investment Income (Loss) ................................ 347 369 1,410 10,521 209
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities ........................... 2,556 2,117 4,850 27,129 403
Affiliated Investment Securities ............................... 314 35 1,981 12,566 64
Swap Contracts ....................................................... (135) (152) 704 3,711 (38)
Net Realized Gain (Loss) on Investments ...
2,735 2,000 7,535 43,406 429
Net Unrealized Appreciation (Depreciation) of:
Unaffiliated Investment Securities ........................... 2,934 2,244 8,136 32,476 232
Affiliated Investment Securities ............................... 3,664 2,662 9,347 48,202 483
Net Change in Unrealized Appreciation
(Depreciation) of Investments .................. 6,598 4,906 17,483 80,678 715
Net Gain (Loss) on Investments ..................................
9,333 6,906 25,018 124,084 1,144
Net Increase (Decrease) in Net Assets Resulting from
Operations ...................................................................
$ 9,680 $ 7,275 $ 26,428 $ 134,605 $ 1,353

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Growth Stock Portfolio Focused Appreciation Portfolio Large Cap Core Stock Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 573 $ 940 $ 324 $ (1,317) $ 2,358 $ 4,669
Net Realized Gain (Loss) on Investments 161,878 128,587 16,811 100,626 70,857 85,568
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (149,752) 120,711 (101,486) 110,765 1,808 29,843
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
12,699 250,238 (84,351) 210,074 75,023 120,080
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (26,091) — (201,020) — (116,941)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (26,091) — (201,020) — (116,941)
Capital Transactions:
Shares Sold ............................................ 14,181 28,621 58,233 75,904 6,667 18,550
Reinvestment of Distributions Paid .......... — 26,091 — 201,020 — 116,941
Shares Redeemed .................................. (72,180) (147,783) (88,328) (230,860) (45,073) (70,658)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(57,999) (93,071) (30,095) 46,064 (38,406) 64,833
Total Increase (Decrease) in Net Assets ..... (45,300) 131,076 (114,446) 55,118 36,617 67,972
Net Assets
Beginning of Period ................................... 1,500,600 1,369,524 1,548,931 1,493,813 824,766 756,794
End of Period .............................................
$ 1,455,300 $ 1,500,600 $ 1,434,485 $ 1,548,931 $ 861,383 $ 824,766
Portfolio Share Transactions:
Shares Sold ............................................ 2,938 6,500 13,025 16,227 3,435 9,760
Reinvestment of Distributions Paid ......... — 5,562 — 43,795 — 64,644
Shares Redeemed .................................. (14,926) (33,436) (19,522) (48,419) (23,044) (36,973)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(11,988) (21,374) (6,497) 11,603 (19,609) 37,431

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Large Cap Blend Portfolio Index 500 Stock Portfolio Large Company Value Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 345 $ 679 $ 39,005 $ 73,986 $ 1,464 $ 3,144
Net Realized Gain (Loss) on Investments 6,831 19,021 84,292 212,556 12,085 8,898
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 205 3,583 627,306 851,114 1,289 9,964
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
7,381 23,283 750,603 1,137,656 14,838 22,006
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (21,620) — (308,770) — (12,521)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (21,620) — (308,770) — (12,521)
Capital Transactions:
Shares Sold ............................................ 8,361 14,276 276,957 447,201 7,066 21,811
Reinvestment of Distributions Paid .......... — 21,620 — 308,770 — 12,521
Shares Redeemed .................................. (9,119) (40,043) (351,402) (676,852) (14,292) (28,229)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(758) (4,147) (74,445) 79,119 (7,226) 6,103
Total Increase (Decrease) in Net Assets ..... 6,623 (2,484) 676,158 908,005 7,612 15,588
Net Assets
Beginning of Period ................................... 169,470 171,954 7,470,778 6,562,773 171,521 155,933
End of Period .............................................
$ 176,093 $ 169,470 $ 8,146,936 $ 7,470,778 $ 179,133 $ 171,521
Portfolio Share Transactions:
Shares Sold ............................................ 7,438 12,664 25,075 45,197 7,565 25,229
Reinvestment of Distributions Paid ......... — 19,817 — 30,364 — 14,679
Shares Redeemed .................................. (8,075) (35,592) (31,640) (67,770) (15,327) (32,902)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(637) (3,111) (6,565) 7,791 (7,762) 7,006

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Domestic Equity Portfolio Equity Income Portfolio Mid Cap Growth Stock Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 8,354 $ 16,597 $ 6,522 $ 13,722 $ (454) $ (1,391)
Net Realized Gain (Loss) on Investments 104,844 92,585 81,001 67,151 61,310 20,060
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 10,418 42,196 18,120 19,540 49,924 65,088
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
123,616 151,378 105,643 100,413 110,780 83,757
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (118,092) — (83,423) — (176,688)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (118,092) — (83,423) — (176,688)
Capital Transactions:
Shares Sold ............................................ 39,704 95,402 9,341 32,870 13,856 27,377
Reinvestment of Distributions Paid .......... — 118,092 — 83,423 — 176,688
Shares Redeemed .................................. (75,812) (127,954) (60,104) (84,301) (46,740) (107,134)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(36,108) 85,540 (50,763) 31,992 (32,884) 96,931
Total Increase (Decrease) in Net Assets ..... 87,508 118,826 54,880 48,982 77,896 4,000
Net Assets
Beginning of Period ................................... 1,173,322 1,054,496 771,675 722,693 1,031,872 1,027,872
End of Period .............................................
$ 1,260,830 $ 1,173,322 $ 826,555 $ 771,675 $ 1,109,768 $ 1,031,872
Portfolio Share Transactions:
Shares Sold ............................................ 24,045 62,661 4,976 18,533 4,489 8,319
Reinvestment of Distributions Paid ......... — 81,499 — 49,450 — 56,486
Shares Redeemed .................................. (45,919) (83,592) (31,769) (47,379) (15,070) (32,664)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(21,874) 60,568 (26,793) 20,604 (10,581) 32,141

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 400 Stock Portfolio Mid Cap Value Portfolio
Small Cap Growth Stock
Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 9,251 $ 17,629 $ 6,333 $ 13,248 $ (567) $ (571)
Net Realized Gain (Loss) on Investments 95,287 69,325 22,653 32,648 134,296 38,890
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 148,382 15,779 45,824 11,611 50,782 12,521
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
252,920 102,733 74,810 57,507 184,511 50,840
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (108,966) — (58,639) — (38,477)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (108,966) — (58,639) — (38,477)
Capital Transactions:
Shares Sold ............................................ 46,592 115,138 21,464 49,769 16,338 46,158
Reinvestment of Distributions Paid .......... — 108,966 — 58,639 — 38,477
Shares Redeemed .................................. (85,503) (131,101) (43,612) (82,610) (60,720) (71,082)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(38,911) 93,003 (22,148) 25,798 (44,382) 13,553
Total Increase (Decrease) in Net Assets ..... 214,009 86,770 52,662 24,666 140,129 25,916
Net Assets
Beginning of Period ................................... 1,489,285 1,402,515 657,101 632,435 758,947 733,031
End of Period .............................................
$ 1,703,294 $ 1,489,285 $ 709,763 $ 657,101 $ 899,076 $ 758,947
Portfolio Share Transactions:
Shares Sold ............................................ 18,479 50,300 13,244 32,266 5,902 19,468
Reinvestment of Distributions Paid ......... — 47,029 — 38,629 — 15,737
Shares Redeemed .................................. (33,876) (56,608) (26,916) (53,425) (21,360) (28,972)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(15,397) 40,721 (13,672) 17,470 (15,458) 6,233

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Index 600 Stock Portfolio Small Cap Value Portfolio International Growth Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 3,740 $ 5,951 $ 1,907 $ 3,816 $ 9,245 $ 9,899
Net Realized Gain (Loss) on Investments 31,212 36,317 73,373 42,526 38,333 155,637
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 85,361 (12,189) 52,518 (5,927) 94,048 22,848
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
120,313 30,079 127,798 40,415 141,626 188,384
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (30,524) — (58,457) — (50,584)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (30,524) — (58,457) — (50,584)
Capital Transactions:
Shares Sold ............................................ 24,263 65,840 7,060 19,709 37,549 76,048
Reinvestment of Distributions Paid .......... — 30,524 — 58,457 — 50,584
Shares Redeemed .................................. (40,672) (57,700) (54,468) (62,842) (71,933) (166,713)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(16,409) 38,664 (47,408) 15,324 (34,384) (40,081)
Total Increase (Decrease) in Net Assets ..... 103,904 38,219 80,390 (2,718) 107,242 97,719
Net Assets
Beginning of Period ................................... 514,579 476,360 575,961 578,679 1,141,879 1,044,160
End of Period .............................................
$ 618,483 $ 514,579 $ 656,351 $ 575,961 $ 1,249,121 $ 1,141,879
Portfolio Share Transactions:
Shares Sold ............................................ 14,004 43,474 3,296 10,231 16,291 36,066
Reinvestment of Distributions Paid ......... — 19,579 — 30,574 — 23,527
Shares Redeemed .................................. (23,252) (37,300) (24,997) (32,129) (30,956) (78,792)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(9,248) 25,753 (21,701) 8,676 (14,665) (19,199)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Research International Core
Portfolio International Equity Portfolio
Emerging Markets Equity
Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 12,806 $ 19,770 $ 30,992 $ 54,761 $ 13,527 $ 18,643
Net Realized Gain (Loss) on Investments 58,917 96,028 79,017 103,142 195,095 100,768
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 29,367 77,790 192,832 538,568 176,129 230,526
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
101,090 193,588 302,841 696,471 384,751 349,937
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (30,617) — (80,299) — (13,959)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (30,617) — (80,299) — (13,959)
Capital Transactions:
Shares Sold ............................................ 39,123 85,950 44,566 114,227 46,096 108,175
Reinvestment of Distributions Paid .......... — 30,617 — 80,299 — 13,959
Shares Redeemed .................................. (75,322) (141,668) (172,791) (309,036) (186,885) (203,162)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(36,199) (25,101) (128,225) (114,510) (140,789) (81,028)
Total Increase (Decrease) in Net Assets ..... 64,891 137,870 174,616 501,662 243,962 254,950
Net Assets
Beginning of Period ................................... 996,174 858,304 2,379,012 1,877,350 1,299,101 1,044,151
End of Period .............................................
$ 1,061,065 $ 996,174 $ 2,553,628 $ 2,379,012 $ 1,543,063 $ 1,299,101
Portfolio Share Transactions:
Shares Sold ............................................ 28,672 72,209 19,630 61,840 31,692 100,805
Reinvestment of Distributions Paid ......... — 24,912 — 40,576 — 12,107
Shares Redeemed .................................. (55,124) (117,401) (76,255) (162,567) (124,839) (180,786)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(26,452) (20,280) (56,625) (60,151) (93,147) (67,874)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Government Money Market
Portfolio Short-Term Bond Portfolio Select Bond Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 8,263 $ 19,910 $ 8,280 $ 16,629 $ 59,911 $ 123,412
Net Realized Gain (Loss) on Investments 3 22 (961) 537 (8,415) (5,527)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. — — (3,213) 4,468 (29,793) 85,951
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
8,266 19,932 4,106 21,634 21,703 203,836
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
(8,263) (19,935) — (16,160) — (125,101)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
(8,263) (19,935) — (16,160) — (125,101)
Capital Transactions:
Shares Sold ............................................ 164,424 301,741 23,707 47,195 152,322 188,745
Reinvestment of Distributions Paid .......... 8,263 19,935 — 16,160 — 125,101
Shares Redeemed .................................. (190,222) (326,373) (29,190) (56,681) (146,740) (342,340)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(17,535) (4,697) (5,483) 6,674 5,582 (28,494)
Total Increase (Decrease) in Net Assets ..... (17,532) (4,700) (1,377) 12,148 27,285 50,241
Net Assets
Beginning of Period ................................... 500,032 504,732 402,401 390,253 2,854,677 2,804,436
End of Period .............................................
$ 482,500 $ 500,032 $ 401,024 $ 402,401 $ 2,881,962 $ 2,854,677
Portfolio Share Transactions:
Shares Sold ............................................ 164,424 301,741 22,423 44,902 136,495 170,294
Reinvestment of Distributions Paid ......... 8,263 19,935 — 15,569 — 113,522
Shares Redeemed .................................. (190,222) (326,373) (27,628) (53,808) (131,587) (309,210)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(17,535) (4,697) (5,205) 6,663 4,908 (25,394)

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Long-Term U.S. Government
Bond Portfolio Inflation Managed Portfolio High Yield Bond Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 2,314 $ 4,075 $ 10,309 $ 16,181 $ 20,942 $ 41,031
Net Realized Gain (Loss) on Investments 1,758 (796) 386 (608) (3,431) (5,948)
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. (3,477) 3,526 (4,804) 10,673 (6,299) 21,825
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
595 6,805 5,891 26,246 11,212 56,908
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (4,085) — (18,119) — (41,921)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (4,085) — (18,119) — (41,921)
Capital Transactions:
Shares Sold ............................................ 8,890 29,376 27,802 40,635 28,446 44,937
Reinvestment of Distributions Paid .......... — 4,085 — 18,119 — 41,921
Shares Redeemed .................................. (9,255) (29,564) (28,899) (55,868) (41,728) (84,981)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(365) 3,897 (1,097) 2,886 (13,282) 1,877
Total Increase (Decrease) in Net Assets ..... 230 6,617 4,794 11,013 (2,070) 16,864
Net Assets
Beginning of Period ................................... 121,075 114,458 419,511 408,498 712,641 695,777
End of Period .............................................
$ 121,305 $ 121,075 $ 424,305 $ 419,511 $ 710,571 $ 712,641
Portfolio Share Transactions:
Shares Sold ............................................ 14,440 47,218 26,340 38,572 41,409 65,932
Reinvestment of Distributions Paid ......... — 6,589 — 17,289 — 62,475
Shares Redeemed .................................. (14,974) (47,971) (27,393) (53,105) (60,861) (124,925)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(534) 5,836 (1,053) 2,756 (19,452) 3,482

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Multi-Sector Bond Portfolio
Active/Passive Very Aggressive
Portfolio
Active/Passive Aggressive
Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Period Ended
December 31,
2025
***
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Period Ended
December 31,
2025
***
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 36,061 $ 68,788 $ 347 $ 533 $ 369 $ 777
Net Realized Gain (Loss) on Investments (7,231) 3,787 2,735 1,377 2,000 1,226
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 1,018 54,003 6,598 1,235 4,906 888
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
29,848 126,578 9,680 3,145 7,275 2,891
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (73,244) — (1,575) — (1,694)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (73,244) — (1,575) — (1,694)
Capital Transactions:
Shares Sold ............................................ 63,264 102,225 40,818 47,540 29,304 50,658
Reinvestment of Distributions Paid .......... — 73,244 — 1,575 — 1,694
Shares Redeemed .................................. (69,129) (155,531) (3,086) (969) (2,747) (277)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(5,865) 19,938 37,732 48,146 26,557 52,075
Total Increase (Decrease) in Net Assets ..... 23,983 73,272 47,412 49,716 33,832 53,272
Net Assets
Beginning of Period ................................... 1,378,284 1,305,012 49,716 — 53,272 —
End of Period .............................................
$ 1,402,267 $ 1,378,284 $ 97,128 $ 49,716 $ 87,104 $ 53,272
Portfolio Share Transactions:
Shares Sold ............................................ 61,179 100,871 36,223 46,208 26,590 49,511
Reinvestment of Distributions Paid ......... — 73,244 — 1,475 — 1,611
Shares Redeemed .................................. (66,928) (153,955) (2,715) (907) (2,526) (263)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(5,749) 20,160 33,508 46,776 24,064 50,859
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
(in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets
Active/Passive Moderate
Portfolio
Active/Passive Balanced
Portfolio
Active/Passive Conservative
Portfolio
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Year Ended
December 31,
2025
For the Six
Months
Ended June
30, 2026
(unaudited)
For the
Period Ended
December 31,
2025
***
Change in Net Assets
Operations
Net Investment Income (Loss) ................ $ 1,410 $ 7,283 $ 10,521 $ 60,137 $ 209 $ 802
Net Realized Gain (Loss) on Investments 7,535 17,733 43,406 74,699 429 266
Net Change in Unrealized Appreciation
(Depreciation) of Investments .............. 17,483 13,394 80,678 87,386 715 176
Net Increase (Decrease) in Net Assets
Resulting from Operations ................
26,428 38,410 134,605 222,222 1,353 1,244
Distributions to Shareholders from:
Net Investment Income & Net Realized
Gain on Investments ............................
— (14,766) — (102,926) — (1,026)
Net Decrease in Net Assets Resulting
from Distributions to Shareholders ....
— (14,766) — (102,926) — (1,026)
Capital Transactions:
Shares Sold ............................................ 12,384 24,000 46,529 81,013 8,169 28,674
Reinvestment of Distributions Paid .......... — 14,766 — 102,926 — 1,026
Shares Redeemed .................................. (18,025) (36,202) (126,766) (250,394) (4,833) (374)
Net Increase (Decrease) in Net Assets
Resulting from Capital Transactions ..
(5,641) 2,564 (80,237) (66,455) 3,336 29,326
Total Increase (Decrease) in Net Assets ..... 20,787 26,208 54,368 52,841 4,689 29,544
Net Assets
Beginning of Period ................................... 298,981 272,773 1,968,661 1,915,820 29,544 —
End of Period .............................................
$ 319,768 $ 298,981 $ 2,023,029 $ 1,968,661 $ 34,233 $ 29,544
Portfolio Share Transactions:
Shares Sold ............................................ 9,681 20,421 31,993 59,080 7,900 28,558
Reinvestment of Distributions Paid ......... — 12,545 — 74,909 — 1,014
Shares Redeemed .................................. (14,194) (30,879) (87,067) (182,416) (4,671) (367)
Net Increase (Decrease) in Shares
Resulting from Portfolio Share
Transactions ....................................
(4,513) 2,087 (55,074) (48,427) 3,229 29,205
***
Portfolio commenced operations on June 30, 2025.

Northwestern Mutual Series Fund, Inc.
For the Six Months Ended June 30, 2026 (unaudited) (in thousands)
The Accompanying Notes are an Integral Part of the Financial Statements.

Statement of Cash Flows
Cash and Restricted Cash is the sum of Cash and Collateral with Counterparty from the Statement of Assets and Liabilities.
Supplemental disclosure of cash flow information:
Interest paid was $1,089 for the period ended June 30, 2026.
Long-Term U.S.
Government Bond Portfolio
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations ..................... $ 595
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities ................................................................. (109,716)
Proceeds from Disposition of Investment Securities ....................................... 106,579
(Purchase) or Sale of Short-Term Investment Securities, Net…………………. 7
Proceeds from (Payments for) Closed Futures Contracts and Cleared Swaps 599
Cash Paid for Terminated Options Written ........................................................ (5)
Premiums Received on Options Written ........................................................... 32
Amortization (Accretion) of Premium/Discount, net ......................................... (452)
(Increase) Decrease in:
Prepaid Expenses and Other Assets ........................................................... (11)
Dividends and Interest Receivable .............................................................. (39)
Increase (Decrease) in:
Directors Fees Payable ................................................................................. (1)
Compliance Fees Payable ............................................................................. 1
Collateral from Counterparty .......................................................................... 17
Payable for Investment Advisory Fees .......................................................... (7)
Accrued Expenses ......................................................................................... 1
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities ................................................................................. 2,414
Futures Contracts ....................................................................................... 1,071
Swap Contracts .......................................................................................... (8)
Net Realized (Gain) Loss from:
Investment Securities ................................................................................. 44
Futures Contracts ....................................................................................... (1,735)
Options Written .............................................................................................. (22)
Paydowns .................................................................................................. 4
Swap Contracts .......................................................................................... (45)
Total Adjustments .......................................................................................... (1,272)
Net Cash (Used in) Provided by Operating Activities ......................................... (677)
Cash Flows from Financing Activities
Cash Received from Financing Transactions ..................................................... 1,212,101
Cash (Used for) Financing Transactions ............................................................ (1,210,029)
Proceeds from Portfolio Shares Sold ................................................................. 8,912
Payment on Portfolio Shares Redeemed ........................................................... (9,588)
Net Cash (Used in) Provided by Financing Activities .......................................... 1,396
Net Increase (Decrease) in Cash and Cash Equivalents ....................................... 719
Cash and Restricted Cash, Beginning of Period ................................................... 1,866
Cash and Restricted Cash, End of Period ............................................................ $ 2,585

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Growth Stock Portfolio
2026
@
 . . . $ 4.94 $ 0.00
‡
$ 0.04 $ 0.04 $ — $ — $ — $ 4.98 0.95% $ 1,455,300 0.42%
+
0.42%
+
0.08%
+
14%
++
2025 . . . . 4.21 0.00
‡
0.81 0.81 (0.00)
‡
(0.08) (0.08) 4.94 19.40 1,500,600 0.42 0.42 0.07 11
2024 . . . . 3.06 0.00
‡
1.15 1.15 (0.00)
‡
— (0.00)
‡
4.21 37.82 1,369,524 0.42 0.42 0.10 7
2023 . . . . 2.04 0.00
‡
1.02 1.02 (0.00)
‡
— (0.00)
‡
3.06 49.69 1,067,103 0.43 0.43 0.14 9
2022 . . . . 4.04 0.00
‡
(1.50) (1.50) — (0.50) (0.50) 2.04 (38.70) 750,703 0.43 0.43 0.04 14
2021 . . . . 3.60 (0.00)
‡
0.61 0.61 (0.00)
‡
(0.17) (0.17) 4.04 16.67 1,389,899 0.42 0.42 (0.10) 36
Focused Appreciation Portfolio
2026
@
 . . . $ 4.73 $ 0.00
‡
$ (0.26) $ (0.26) $ — $ — $ — $ 4.47 (5.52)% $ 1,434,485 0.73%
+
0.60%
+
0.04%
+
2%
++
2025 . . . . 4.73 (0.00)
‡
0.68 0.68 — (0.68) (0.68) 4.73 14.91 1,548,931 0.73 0.61 (0.09) 2
2024 . . . . 3.87 (0.00)
‡
1.26 1.26 — (0.40) (0.40) 4.73 34.43 1,493,813 0.74 0.61 (0.02) 9
2023 . . . . 2.72 (0.00)
‡
1.38 1.38 — (0.23) (0.23) 3.87 50.99 1,279,119 0.74 0.62 (0.10) 7
2022 . . . . 4.32 (0.00)
‡
(1.19) (1.19) (0.00)
‡
(0.41) (0.41) 2.72 (27.83) 963,929 0.74 0.62 (0.03) 18
2021 . . . . 4.02 (0.00)
‡
0.76 0.76 (0.01) (0.45) (0.46) 4.32 18.90 1,327,361 0.74 0.62 (0.01) 11
Large Cap Core Stock Portfolio
2026
@
 . . . $ 1.90 $ 0.01 $ 0.17 $ 0.18 $ — $ — $ — $ 2.08 9.35% $ 861,383 0.44%
+
0.43%
+
0.58%
+
47%
++
2025 . . . . 1.91 0.01 0.29 0.30 (0.01) (0.30) (0.31) 1.90 16.59 824,766 0.44 0.43 0.60 70
2024 . . . . 1.66 0.01 0.34 0.35 (0.01) (0.09) (0.10) 1.91 22.16 756,794 0.44 0.43 0.64 74
2023 . . . . 1.44 0.01 0.36 0.37 (0.02) (0.13) (0.15) 1.66 25.78 668,896 0.45 0.44 0.82 63
2022 . . . . 2.21 0.02 (0.43) (0.41) (0.02) (0.34) (0.36) 1.44 (18.88) 566,195 0.44 0.44 0.94 55
2021 . . . . 1.91 0.01 0.47 0.48 (0.02) (0.16) (0.18) 2.21 25.10 842,806 0.44 0.43 0.70 56
Large Cap Blend Portfolio
2026
@
 . . . $ 1.13 $ 0.00
‡
$ 0.05 $ 0.05 $ — $ — $ — $ 1.18 4.35% $ 176,093 0.84%
+
0.72%
+
0.41%
+
30%
++
2025 . . . . 1.12 0.00
‡
0.16 0.16 (0.01) (0.14) (0.15) 1.13 14.34 169,470 0.82 0.70 0.40 40
2024 . . . . 1.19 0.01 0.25 0.26 (0.01) (0.32) (0.33) 1.12 23.86 171,954 0.84 0.74 0.49 50
2023 . . . . 1.08 0.01 0.21 0.22 (0.01) (0.10) (0.11) 1.19 20.61 187,733 0.82 0.75 0.75 119
2022 . . . . 1.39 0.01 (0.21) (0.20) (0.01) (0.10) (0.11) 1.08 (13.78) 195,927 0.81 0.76 0.78 38
2021 . . . . 1.25 0.01 0.22 0.23 (0.01) (0.08) (0.09) 1.39 18.46 203,126 0.81 0.78 0.68 19
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 500 Stock Portfolio
2026
@
 . . . $ 10.75 $ 0.06 $ 1.02 $ 1.08 $ — $ — $ — $ 11.83 10.09% $ 8,146,936 0.21%
+
0.19%
+
1.03%
+
1%
++
2025 . . . . 9.55 0.11 1.55 1.66 (0.11) (0.35) (0.46) 10.75 17.64 7,470,778 0.21 0.19 1.08 2
2024 . . . . 7.88 0.11 1.83 1.94 (0.11) (0.16) (0.27) 9.55 24.75 6,562,773 0.21 0.19 1.19 2
2023 . . . . 6.38 0.11 1.54 1.65 (0.10) (0.05) (0.15) 7.88 26.04 5,485,081 0.21 0.20 1.48 2
2022 . . . . 8.18 0.10 (1.59) (1.49) (0.09) (0.22) (0.31) 6.38 (18.28) 4,465,914 0.21 0.20 1.41 2
2021 . . . . 6.60 0.09 1.77 1.86 (0.09) (0.19) (0.28) 8.18 28.45 5,504,970 0.21 0.19 1.19 3
Large Company Value Portfolio
2026
@
 . . . $ 0.89 $ 0.01 $ 0.07 $ 0.08 $ — $ — $ — $ 0.97 8.78% $ 179,133 0.79%
+
0.74%
+
1.67%
+
40%
++
2025 . . . . 0.84 0.02 0.10 0.12 (0.02) (0.05) (0.07) 0.89 14.58 171,521 0.79 0.74 1.94 102
2024 . . . . 0.80 0.02 0.07 0.09 (0.02) (0.03) (0.05) 0.84 10.69 155,933 0.80 0.75 1.99 40
2023 . . . . 0.92 0.02 0.01 0.03 (0.03) (0.12) (0.15) 0.80 3.80 151,998 0.80 0.75 2.07 36
2022 . . . . 1.19 0.02 (0.03) (0.01) (0.04) (0.22) (0.26) 0.92 (0.34) 152,414 0.78 0.74 1.87 37
2021 . . . . 1.00 0.02 0.19 0.21 (0.01) (0.01) (0.02) 1.19 21.92 227,560 0.76 0.74 1.63 40
Domestic Equity Portfolio
2026
@
 . . . $ 1.57 $ 0.01 $ 0.16 $ 0.17 $ — $ — $ — $ 1.74 10.71% $ 1,260,830 0.53%
+
0.49%
+
1.39%
+
28%
++
2025 . . . . 1.53 0.02 0.19 0.21 (0.03) (0.14) (0.17) 1.57 14.43 1,173,322 0.54 0.50 1.54 105
2024 . . . . 1.58 0.03 0.08 0.11 (0.03) (0.13) (0.16) 1.53 7.07 1,054,496 0.54 0.50 1.91 31
2023 . . . . 1.63 0.03 0.02 0.05 (0.03) (0.07) (0.10) 1.58 3.71 1,057,066 0.54 0.50 2.04 23
2022 . . . . 1.93 0.03 (0.10) (0.07) (0.03) (0.20) (0.23) 1.63 (2.99) 1,060,119 0.53 0.50 1.84 12
2021 . . . . 1.64 0.03 0.33 0.36 (0.03) (0.04) (0.07) 1.93 22.71 1,096,677 0.53 0.50 1.77 29
Equity Income Portfolio
2026
@
 . . . $ 1.78 $ 0.02 $ 0.23 $ 0.25 $ — $ — $ — $ 2.03 14.12% $ 826,555 0.65%
+
0.57%
+
1.65%
+
22%
++
2025 . . . . 1.75 0.03 0.22 0.25 (0.04) (0.18) (0.22) 1.78 14.48 771,675 0.65 0.57 1.86 28
2024 . . . . 1.66 0.03 0.17 0.20 (0.04) (0.07) (0.11) 1.75 11.88 722,693 0.66 0.57 1.89 24
2023 . . . . 1.69 0.04 0.11 0.15 (0.04) (0.14) (0.18) 1.66 9.68 717,491 0.66 0.57 2.24 18
2022 . . . . 2.01 0.04 (0.10) (0.06) (0.04) (0.22) (0.26) 1.69 (3.22) 702,376 0.65 0.57 2.17 15
2021 . . . . 1.63 0.03 0.39 0.42 (0.04) — (0.04) 2.01 25.70 867,936 0.65 0.57 1.74 18
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Mid Cap Growth Stock Portfolio
2026
@
 . . . $ 3.05 $ (0.00)
‡
$ 0.34 $ 0.34 $ — $ — $ — $ 3.39 11.03% $ 1,109,768 0.54%
+
0.54%
+
(0.09)%
+
57%
++
2025 . . . . 3.36 (0.00)
‡
0.29 0.29 — (0.60) (0.60) 3.05 8.32 1,031,872 0.54 0.54 (0.13) 64
2024 . . . . 3.11 (0.00)
‡
0.25 0.25 (0.00)
‡
— (0.00)
‡
3.36 8.21 1,027,872 0.54 0.54 (0.09) 127
2023 . . . . 2.71 0.00
‡
0.41 0.41 (0.01) — (0.01) 3.11 14.96 1,081,974 0.54 0.54 0.09 39
2022 . . . . 3.94 0.01 (0.95) (0.94) (0.00)
‡
(0.29) (0.29) 2.71 (23.77) 1,008,774 0.53 0.53 0.23 46
2021 . . . . 4.09 0.01 0.41 0.42 (0.01) (0.56) (0.57) 3.94 10.18 1,375,568 0.53 0.52 0.13 30
Index 400 Stock Portfolio
2026
@
 . . . $ 2.33 $ 0.01 $ 0.39 $ 0.40 $ — $ — $ — $ 2.73 17.23% $ 1,703,294 0.27%
+
0.24%
+
1.17%
+
8%
++
2025 . . . . 2.35 0.03 0.13 0.16 (0.03) (0.15) (0.18) 2.33 7.24 1,489,285 0.28 0.24 1.25 15
2024 . . . . 2.17 0.03 0.26 0.29 (0.03) (0.08) (0.11) 2.35 13.63 1,402,515 0.28 0.24 1.26 16
2023 . . . . 1.97 0.03 0.29 0.32 (0.03) (0.09) (0.12) 2.17 16.15 1,290,814 0.28 0.25 1.42 19
2022 . . . . 2.57 0.03 (0.38) (0.35) (0.02) (0.23) (0.25) 1.97 (13.26) 1,137,710 0.28 0.25 1.34 14
2021 . . . . 2.15 0.03 0.49 0.52 (0.02) (0.08) (0.10) 2.57 24.46 1,335,937 0.27 0.24 1.03 20
Mid Cap Value Portfolio
2026
@
 . . . $ 1.52 $ 0.01 $ 0.17 $ 0.18 $ — $ — $ — $ 1.70 11.61% $ 709,763 0.87%
+
0.70%
+
1.87%
+
39%
++
2025 . . . . 1.53 0.03 0.10 0.13 (0.04) (0.10) (0.14) 1.52 9.16 657,101 0.88 0.71 2.04 75
2024 . . . . 1.48 0.03 0.10 0.13 (0.03) (0.05) (0.08) 1.53 8.65 632,435 0.88 0.72 2.04 57
2023 . . . . 1.64 0.03 0.06 0.09 (0.04) (0.21) (0.25) 1.48 6.26 665,543 0.88 0.72 2.17 50
2022 . . . . 2.00 0.04 (0.08) (0.04) (0.04) (0.28) (0.32) 1.64 (1.15) 650,964 0.88 0.72 2.10 74
2021 . . . . 1.65 0.03 0.35 0.38 (0.02) (0.01) (0.03) 2.00 23.27 704,855 0.88 0.72 1.54 54
Small Cap Growth Stock Portfolio
2026
@
 . . . $ 2.56 $ (0.00)
‡
$ 0.64 $ 0.64 $ — $ — $ — $ 3.20 24.98% $ 899,076 0.55%
+
0.55%
+
(0.14)%
+
54%
++
2025 . . . . 2.53 (0.00)
‡
0.16 0.16 — (0.13) (0.13) 2.56 6.93 758,947 0.56 0.56 (0.08) 88
2024 . . . . 2.24 (0.00)
‡
0.30 0.30 (0.01) — (0.01) 2.53 13.18 733,031 0.56 0.56 (0.06) 68
2023 . . . . 1.89 0.00
‡
0.35 0.35 (0.00)
‡
— (0.00)
‡
2.24 18.36 686,669 0.56 0.56 0.17 64
2022 . . . . 3.22 0.00
‡
(0.90) (0.90) — (0.43) (0.43) 1.89 (28.49) 594,877 0.56 0.56 0.05 52
2021 . . . . 3.42 (0.00)
‡
0.15 0.15 (0.00)
‡
(0.35) (0.35) 3.22 4.11 830,014 0.54 0.54 (0.06) 43
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
‡
Amount is less than $0.005.
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Index 600 Stock Portfolio
2026
@
 . . . $ 1.59 $ 0.01 $ 0.37 $ 0.38 $ — $ — $ — $ 1.97 23.73% $ 618,483 0.26%
+
0.26%
+
1.35%
+
14%
++
2025 . . . . 1.60 0.02 0.07 0.09 (0.02) (0.08) (0.10) 1.59 5.78 514,579 0.26 0.26 1.24 24
2024 . . . . 1.53 0.02 0.10 0.12 (0.02) (0.03) (0.05) 1.60 8.43 476,360 0.27 0.27 1.29 19
2023 . . . . 1.39 0.02 0.20 0.22 (0.02) (0.06) (0.08) 1.53 15.76 437,546 0.28 0.28 1.45 25
2022 . . . . 1.85 0.02 (0.32) (0.30) (0.02) (0.14) (0.16) 1.39 (16.37) 371,552 0.28 0.28 1.12 16
2021 . . . . 1.50 0.02 0.37 0.39 (0.01) (0.03) (0.04) 1.85 26.22 434,426 0.27 0.27 1.28 22
Small Cap Value Portfolio
2026
@
 . . . $ 1.95 $ 0.01 $ 0.44 $ 0.45 $ — $ — $ — $ 2.40 22.97% $ 656,351 0.87%
+
0.86%
+
0.63%
+
30%
++
2025 . . . . 2.02 0.01 0.14 0.15 (0.02) (0.20) (0.22) 1.95 7.41 575,961 0.88 0.87 0.68 40
2024 . . . . 1.91 0.01 0.19 0.20 (0.02) (0.07) (0.09) 2.02 10.36 578,679 0.88 0.87 0.73 32
2023 . . . . 1.81 0.02 0.22 0.24 (0.01) (0.13) (0.14) 1.91 13.85 575,849 0.88 0.87 0.82 29
2022 . . . . 2.58 0.01 (0.48) (0.47) (0.01) (0.29) (0.30) 1.81 (18.53) 535,618 0.88 0.87 0.50 27
2021 . . . . 2.20 0.01 0.49 0.50 (0.01) (0.11) (0.12) 2.58 23.00 685,304 0.87 0.86 0.27 22
International Growth Portfolio
2026
@
 . . . $ 2.20 $ 0.02 $ 0.25 $ 0.27 $ — $ — $ — $ 2.47 12.56% $ 1,249,121 0.61%
+
0.61%
+
1.58%
+
33%
++
2025 . . . . 1.94 0.02 0.34 0.36 (0.02) (0.08) (0.10) 2.20 18.70 1,141,879 0.62 0.61 0.89 39
2024 . . . . 1.90 0.02 0.09 0.11 (0.02) (0.05) (0.07) 1.94 5.30 1,044,160 0.61 0.61 0.80 23
2023 . . . . 1.63 0.02 0.31 0.33 (0.02) (0.04) (0.06) 1.90 20.77 1,018,872 0.62 0.62 0.99 21
2022 . . . . 2.40 0.02 (0.58) (0.56) (0.01) (0.20) (0.21) 1.63 (23.13) 893,048 0.62 0.62 0.84 15
2021 . . . . 2.14 0.01 0.33 0.34 (0.01) (0.07) (0.08) 2.40 15.92 1,068,232 0.62 0.61 0.51 25
Research International Core Portfolio
2026
@
 . . . $ 1.29 $ 0.02 $ 0.11 $ 0.13 $ — $ — $ — $ 1.42 10.34% $ 1,061,065 0.77%
+
0.65%
+
2.51%
+
13%
++
2025 . . . . 1.08 0.03 0.22 0.25 (0.02) (0.02) (0.04) 1.29 22.98 996,174 0.79 0.71 2.10 42
2024 . . . . 1.07 0.02 0.02 0.04 (0.02) (0.01) (0.03) 1.08 3.25 858,304 0.79 0.72 1.77 21
2023 . . . . 0.98 0.02 0.11 0.13 (0.02) (0.02) (0.04) 1.07 12.95 828,651 0.80 0.75 1.87 15
2022 . . . . 1.29 0.02 (0.25) (0.23) (0.02) (0.06) (0.08) 0.98 (17.16) 744,073 0.80 0.75 1.83 25
2021 . . . . 1.18 0.02 0.12 0.14 (0.01) (0.02) (0.03) 1.29 12.07 963,103 0.78 0.73 1.37 18
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
International Equity Portfolio
2026
@
 . . . $ 2.13 $ 0.03 $ 0.25 $ 0.28 $ — $ — $ — $ 2.41 13.11% $ 2,553,628 0.67%
+
0.67%
+
2.54%
+
9%
++
2025 . . . . 1.59 0.05 0.56 0.61 (0.05) (0.02) (0.07) 2.13 38.35 2,379,012 0.68 0.68 2.52 16
2024 . . . . 1.58 0.04 0.02 0.06 (0.05) — (0.05) 1.59 3.94 1,877,350 0.68 0.68 2.52 19
2023 . . . . 1.40 0.04 0.19 0.23 (0.05) — (0.05) 1.58 16.09 1,877,275 0.68 0.68 2.65 14
2022 . . . . 1.59 0.04 (0.15) (0.11) (0.04) (0.04) (0.08) 1.40 (6.83) 1,726,196 0.69 0.63 2.69 13
2021 . . . . 1.55 0.04 0.04 0.08 (0.04) — (0.04) 1.59 5.00 1,865,208 0.68 0.51 2.30 118
Emerging Markets Equity Portfolio
2026
@
 . . . $ 1.27 $ 0.01 $ 0.38 $ 0.39 $ — $ — $ — $ 1.66 30.68% $ 1,543,063 1.00%
+
0.77%
+
1.89%
+
29%
++
2025 . . . . 0.96 0.02 0.30 0.32 (0.01) — (0.01) 1.27 34.19 1,299,101 1.05 0.85 1.59 35
2024 . . . . 0.93 0.02 0.02 0.04 (0.01) — (0.01) 0.96 4.02 1,044,151 1.08 0.89 1.66 38
2023 . . . . 0.89 0.02 0.04 0.06 (0.02) — (0.02) 0.93 6.91 921,817 1.10 0.91 1.89 24
2022 . . . . 1.32 0.01 (0.35) (0.34) (0.01) (0.08) (0.09) 0.89 (25.28) 854,238 1.09 0.91 1.29 33
2021 . . . . 1.39 0.02 (0.08) (0.06) (0.01) — (0.01) 1.32 (4.55) 993,493 1.06 0.91 1.14 33
Government Money Market Portfolio
2026
@
 . . . $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 1.68% $ 482,500 0.34%
+
0.34%
+
3.37%
+
—%
++
2025 . . . . 1.00 0.04 0.00
‡
0.04 (0.04) (0.00)
‡
(0.04) 1.00 4.03 500,032 0.33 0.33 3.95 —
2024 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.99 504,732 0.33 0.33 4.87 —
2023 . . . . 1.00 0.05 — 0.05 (0.05) (0.00)
‡
(0.05) 1.00 4.83 526,384 0.33 0.33 4.72 —
2022 . . . . 1.00 0.01 — 0.01 (0.01) (0.00)
‡
(0.01) 1.00 1.36 542,517 0.33 0.28
**
1.40 —
2021 . . . . 1.00 0.00
‡
— 0.00
‡
(0.00)
‡
(0.00)
‡
(0.00)
‡
1.00 — 488,858 0.33 0.08
**
0.00 —
Short-Term Bond Portfolio
2026
@
 . . . $ 1.05 $ 0.02 $ (0.01) $ 0.01 $ — $ — $ — $ 1.06 1.05% $ 401,024 0.40%
+
0.40%
+
4.16%
+
65%
++,§
2025 . . . . 1.04 0.04 0.01 0.05 (0.04) — (0.04) 1.05 5.70 402,401 0.40 0.40 4.23 113
§
2024 . . . . 1.02 0.04 0.02 0.06 (0.04) — (0.04) 1.04 5.04 390,253 0.40 0.40 4.13 116
§
2023 . . . . 0.99 0.03 0.02 0.05 (0.02) — (0.02) 1.02 5.26 385,232 0.38 0.38 3.38 56
§
2022 . . . . 1.05 0.02 (0.07) (0.05) (0.01) (0.00)
‡
(0.01) 0.99 (4.52) 382,738 0.38 0.38 1.90 54
§
2021 . . . . 1.08 0.01 (0.02) (0.01) (0.02) (0.00)
‡
(0.02) 1.05 (0.10) 412,284 0.38 0.38 1.27 46
§
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.
**
During the years ended December 31, 2022 and 2021, MSA voluntarily agreed to waive a portion of its advisory fee to maintain a positive yield in the Government Money Market Portfolio. The
Government Money Market Portfolio's net expense ratio would increase by an amount of 0.04% and 0.25%, respectively, if such voluntary waiver were excluded for the years ended December
31, 2022 and 2021.
‡
Amount is less than $0.005.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Select Bond Portfolio
2026
@
 . . . $ 1.11 $ 0.02 $ (0.01) $ 0.01 $ — $ — $ — $ 1.12 0.72% $ 2,881,962 0.31%
+
0.31%
+
4.22%
+
145%
++,§
2025 . . . . 1.08 0.05 0.03 0.08 (0.05) — (0.05) 1.11 7.45 2,854,677 0.32 0.31 4.37 234
§
2024 . . . . 1.10 0.05 (0.03) 0.02 (0.04) — (0.04) 1.08 1.76 2,804,436 0.31 0.31 4.33 234
§
2023 . . . . 1.07 0.04 0.02 0.06 (0.03) — (0.03) 1.10 6.19 2,903,697 0.31 0.31 3.86 248
§
2022 . . . . 1.26 0.03 (0.20) (0.17) (0.02) (0.00)
‡
(0.02) 1.07 (13.33) 2,786,616 0.31 0.31 2.30 275
§
2021 . . . . 1.37 0.02 (0.04) (0.02) (0.03) (0.06) (0.09) 1.26 (1.59) 3,428,416 0.31 0.30 1.15 272
§
Long-Term U.S. Government Bond Portfolio
2026
@
 . . . $ 0.61 $ 0.01 $ — $ 0.01 $ — $ — $ — $ 0.62 0.33% $ 121,305 2.50%
**,+
2.46%
**,+
3.82%
+
3%
++,§
2025 . . . . 0.60 0.02 0.01 0.03 (0.02) — (0.02) 0.61 6.15 121,075 2.50
**
2.45
**
3.38 14
§
2024 . . . . 0.66 0.02 (0.06) (0.04) (0.02) — (0.02) 0.60 (5.78) 114,458 2.73
**
2.68
**
2.76 44
§
2023 . . . . 0.65 0.02 0.01 0.03 (0.02) — (0.02) 0.66 3.33 121,049 2.21
**
2.16
**
2.67 32
§
2022 . . . . 0.94 0.02 (0.30) (0.28) (0.01) — (0.01) 0.65 (29.53) 100,157 1.02
**
0.98
**
2.49 27
§
2021 . . . . 1.21 0.02 (0.08) (0.06) (0.01) (0.20) (0.21) 0.94 (5.37) 138,869 0.67
**
0.67
**
1.73 28
§
Inflation Managed Portfolio
2026
@
 . . . $ 1.04 $ 0.03 $ (0.01) $ 0.02 $ — $ — $ — $ 1.06 1.44% $ 424,305 0.59%
+
0.45%
+
4.92%
+
64%
++,§
2025 . . . . 1.02 0.04 0.03 0.07 (0.05) — (0.05) 1.04 6.51 419,511 0.59 0.46 3.90 42
§
2024 . . . . 1.04 0.03 (0.02) 0.01 (0.03) — (0.03) 1.02 1.96 408,498 0.59 0.45 3.22 50
2023 . . . . 1.05 0.03 0.01 0.04 (0.05) — (0.05) 1.04 3.90 417,289 0.58 0.52 3.06 41
§
2022 . . . . 1.28 0.05 (0.21) (0.16) (0.04) (0.03) (0.07) 1.05 (12.96) 423,548 0.57 0.54 4.44 51
2021 . . . . 1.21 0.04 0.04 0.08 (0.01) (0.00)
‡
(0.01) 1.28 6.61 513,931 0.56 0.53 3.17 78
High Yield Bond Portfolio
2026
@
 . . . $ 0.68 $ 0.02 $ (0.01) $ 0.01 $ — $ — $ — $ 0.69 1.61% $ 710,571 0.45%
+
0.45%
+
5.96%
+
17%
++
2025 . . . . 0.67 0.04 0.01 0.05 (0.04) — (0.04) 0.68 8.49 712,641 0.46 0.46 5.86 35
2024 . . . . 0.67 0.04 — 0.04 (0.04) — (0.04) 0.67 6.38 695,777 0.46 0.46 5.91 26
2023 . . . . 0.63 0.04 0.04 0.08 (0.04) — (0.04) 0.67 13.24 744,344 0.45 0.45 6.12 17
2022 . . . . 0.75 0.04 (0.12) (0.08) (0.04) — (0.04) 0.63 (11.33) 689,405 0.45 0.45 5.54 19
2021 . . . . 0.75 0.04 — 0.04 (0.04) — (0.04) 0.75 5.31 842,332 0.44 0.44 4.87 35
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
+
Computed on an annualized basis.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
++
Not annualized for periods less than one year.
‡
Amount is less than $0.005.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.69% and 0.65%
respectively for the period ended June 30, 2026, 0.70% and 0.65% respectively in 2025, 0.70% and 0.65% respectively in 2024, 0.69% and 0.65% respectively in 2023, 0.68% and 0.65%
respectively in 2022, and 0.65% and 0.65% respectively in 2021.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Multi-Sector Bond Portfolio
2026
@
 . . . $ 1.03 $ 0.03 $ (0.01) $ 0.02 $ — $ — $ — $ 1.05 2.15% $ 1,402,267 0.86%
**,+
0.75%
**,+
5.25%
+
20%
++,§
2025 . . . . 0.99 0.05 0.05 0.10 (0.06) — (0.06) 1.03 10.00 1,378,284 0.85
**
0.75
**
5.17 36
§
2024 . . . . 0.97 0.05 0.02 0.07 (0.05) — (0.05) 0.99 6.42 1,305,012 0.86
**
0.75
**
5.13 34
§
2023 . . . . 0.91 0.04 0.04 0.08 (0.02) — (0.02) 0.97 9.71 1,199,679 0.83
**
0.73
**
4.53 26
§
2022 . . . . 1.13 0.03 (0.21) (0.18) (0.04) (0.00)
‡
(0.04) 0.91 (15.39) 1,112,579 0.81
**
0.72
**
3.48 18
2021 . . . . 1.16 0.03 (0.03) 0.00
‡
(0.02) (0.01) (0.03) 1.13 (0.08) 1,316,651 0.81
**
0.71
**
2.90 21
Active/Passive Very Aggressive Portfolio
2026
@
 . . . $ 1.06 $ 0.01 $ 0.14 $ 0.15 $ — $ — $ — $ 1.21 13.83% $ 97,128 0.30%
+
0.25%
+
0.94%
+
29%
++
2025
***
. . . 1.00 0.02 0.07 0.09 (0.01) (0.02) (0.03) 1.06 9.81 49,716 0.45
+
0.27
+
2.99
+
25
++
Active/Passive Aggressive Portfolio
2026
@
 . . . $ 1.05 $ 0.01 $ 0.10 $ 0.11 $ — $ — $ — $ 1.16 10.98% $ 87,104 0.31%
+
0.26%
+
1.08%
+
25%
++
2025
***
. . . 1.00 0.02 0.07 0.09 (0.02) (0.02) (0.04) 1.05 8.22 53,272 0.43
+
0.27
+
4.01
+
28
++
Active/Passive Moderate Portfolio
2026
@
 . . . $ 1.22 $ 0.01 $ 0.10 $ 0.11 $ — $ — $ — $ 1.33 9.03% $ 319,768 0.19%
+
0.14%
+
0.92%
+
8%
++
2025 . . . . 1.12 0.03 0.13 0.16 (0.03) (0.03) (0.06) 1.22 14.46 298,981 0.32 0.15 2.58 22
2024 . . . . 1.08 0.03 0.07 0.10 (0.02) (0.04) (0.06) 1.12 9.72 272,773 0.58 0.13 2.29 26
2023 . . . . 1.01 0.02 0.14 0.16 (0.02) (0.07) (0.09) 1.08 15.24 273,823 0.58 0.10 1.95 11
2022 . . . . 1.33 0.02 (0.23) (0.21) (0.03) (0.08) (0.11) 1.01 (14.83) 257,699 0.57 0.09 1.46 35
2021 . . . . 1.29 0.02 0.12 0.14 (0.03) (0.07) (0.10) 1.33 10.45 320,737 0.55 0.09 1.37 18
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
+
Computed on an annualized basis.
**
The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.82% and 0.71%
respectively for the period ended June 30, 2026, 0.83% and 0.72% respectively in 2025, 0.82% and 0.72% respectively in 2024, 0.83% and 0.73% respectively in 2023, 0.81% and 0.71%
respectively in 2022, and 0.80% and 0.71% respectively in 2021.
§
Portfolio Turnover Rate excludes the impact of TBA transactions.
++
Not annualized for periods less than one year.
‡
Amount is less than $0.005.
***
For the period June 30, 2025 (commencement of operations) to December 31, 2025.

Financial Highlights
Northwestern Mutual Series Fund, Inc.
(For a share outstanding through the period)
The Accompanying Notes are an Integral Part of the Financial Statements.

Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
#
Net Realized
and
Unrealized
Gain
(Loss) on
Investments
Total from
Investment
Operations
Distributions
from Net
Investment
Income
Distributions
from
Realized
Gains on
Investments
Total
Distributions
Net Asset
Value, End of
Period Total Return
*
Net Assets,
End of Period
(thousands)
Ratio of
Gross
Expenses to
Average Net
Assets
†
Ratio of Net
Expenses to
Average Net
Assets
†
Ratio of Net
Investment
Income
(Loss) to
Average Net
Assets
Portfolio
Turnover
Rate
Active/Passive Balanced Portfolio
2026
@
 . . . $ 1.41 $ 0.01 $ 0.09 $ 0.10 $ — $ — $ — $ 1.51 6.95% $ 2,023,029 0.16%
+
0.11%
+
1.06%
+
5%
++
2025 . . . . 1.33 0.04 0.12 0.16 (0.04) (0.04) (0.08) 1.41 12.19 1,968,661 0.21 0.11 3.11 16
2024 . . . . 1.29 0.04 0.06 0.10 (0.03) (0.03) (0.06) 1.33 7.43 1,915,820 0.31 0.09 2.73 29
2023 . . . . 1.21 0.03 0.13 0.16 (0.03) (0.05) (0.08) 1.29 13.07 1,962,442 0.31 0.06 2.15 9
2022 . . . . 1.57 0.02 (0.24) (0.22) (0.05) (0.09) (0.14) 1.21 (14.14) 1,883,127 0.31 0.06 1.54 30
2021 . . . . 1.57 0.02 0.10 0.12 (0.04) (0.08) (0.12) 1.57 7.56 2,381,573 0.31 0.06 1.51 20
Active/Passive Conservative Portfolio
2026
@
 . . . $ 1.01 $ 0.01 $ 0.04 $ 0.05 $ — $ — $ — $ 1.06 4.25% $ 34,233 0.50%
+
0.27%
+
1.31%
+
20%
++
2025
***
. . . 1.00 0.03 0.02 0.05 (0.03) (0.01) (0.04) 1.01 4.81 29,544 0.54
+
0.27
+
5.79
+
9
++
#
Calculated based on average shares outstanding during the period.
*
Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
†
Expense ratios are based upon the direct and allocated expenses of the Portfolio and do not include the effect of underlying funds’ expenses. For additional information on underlying funds’
expenses, please refer to the Fee and Expense table in the Prospectus.
@
For the six months ended June 30, 2026. (Unaudited)
+
Computed on an annualized basis.
++
Not annualized for periods less than one year.
***
For the period June 30, 2025 (commencement of operations) to December 31, 2025.

Notes to Financial Statements (unaudited)
Note 1. Organization
Northwestern Mutual Series Fund, Inc. (the "Series Fund") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation
Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio,
Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap
Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth
Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government
Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio,
Inflation Managed Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Active/Passive Very Aggressive Portfolio,
Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/Passive Balanced Portfolio and Active/Passive
Conservative Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by an affiliate, The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).
The Government Money Market Portfolio is a government money market fund under Rule 2a-7 of the 1940 Act.
The Active/Passive Very Aggressive Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Moderate Portfolio, Active/
Passive Balanced Portfolio and Active/Passive Conservative Portfolio (collectively, “Allocation Portfolios”) each operate as
“fund-of-funds”.  Each of these Allocation Portfolios invest in a combination of both actively managed and passive underlying
Portfolios of the Series Fund and exchange traded funds which are not portfolios of the Series Fund.
Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.
A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends and interest are netted against income and separately disclosed in the Statements of Operations.
Some of the Portfolios may be subject to capital gains taxes imposed by certain countries in which they invest. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue
Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.
In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2022 to 2025) for major jurisdictions and concluded there was no material impact to the Portfolios' net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Notes to Financial Statements (unaudited)
D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Government Money Market Portfolio and at least annually for the remaining Portfolios, when applicable.
E. Segment Reporting — Collectively, the Series Fund President, Series Fund Chief Financial Officer and the Chief Investment
Officer of Mason Street Advisors, LLC (“MSA” and the Series Fund investment adviser) act as the Portfolios’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each
Portfolio as a whole and that each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Portfolio’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within each
Portfolio’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.
F. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is specific identification. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-
dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios. The Portfolios consider highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in the short-term investments on the Schedule of Investments as well as in investments on the Statements of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.
Note 3. Security Valuation
For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the
New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.
The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:
Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)
The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.
The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’
investments classified as Level 1 and Level 2 in the fair value hierarchy:
Equity securities (common and preferred stock) and exchange traded funds (“ETFs”) for which market quotations are readily available are valued at the last sale or, when available, official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation

Notes to Financial Statements (unaudited)
adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy when such fair value procedures are applied.
Fixed income securities, including corporate, short-term investments (other than in the Government Money Market
Portfolio), convertible, municipal bonds, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 in the fair value hierarchy.
Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.
Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
Investments in open-end mutual funds (including other Portfolios and excluding ETFs) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy.
All securities in the Government Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.
Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.
Centrally-cleared swaps and over-the-counter financial derivatives, such as foreign currency contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.
The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’
investments classified as Level 3 in the fair value hierarchy:
Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors (“Board”).
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data ( e.g. trade information or broker quotes). The factors considered in reaching these values at
June 30, 2026 included, but were not limited to, broker quotes, liquidity, prepayment speed, duration, geopolitical events and recoverability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security.

Notes to Financial Statements (unaudited)
A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of
Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments. As of June 30, 2026, there were no Portfolios, other than the Multi-Sector
Bond Portfolio, that owned a material amount of Level 3 securities.
The day-to-day responsibility for pricing Portfolio securities and other investments has been delegated to State Street Bank and Trust Company in its capacity as fund accountant, subject to the oversight of MSA. Securities for which market quotations are readily available are priced at market value and all other securities and assets are valued at fair value as determined in good faith by the Board. The Board has designated MSA as “valuation designee” under Rule 2a-5 of the 1940 Act to perform fair value determinations for the Portfolios’ investments that do not have readily available market quotations, subject to the
Board’s oversight. MSA has adopted Valuation Policies and Procedures that govern MSA’s responsibilities for executing the fair valuation process. While the Board has designated MSA as valuation designee, the Board oversees MSA in its role as valuation designee.
Note 4. Securities and Other Investments
A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations, and the Portfolios post collateral to meet margin requirements. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.
B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.
The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Notes to Financial Statements (unaudited)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of income and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.
E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.
F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-
indexed bond will be included as interest income in the applicable Portfolio’s Statements of Operations even though investors do not receive their principal until maturity.
G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and
Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.
H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. For the period ended June 30, 2026, the Long-Term U.S. Government Bond Portfolio entered into financing transactions utilizing various U.S. Treasury bonds.
I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk

Notes to Financial Statements (unaudited)
of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan.
The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding.
Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations.
J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The
Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest
payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of
Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the
Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.
Note 5. Derivative Instruments
The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the
Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of
Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.
Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as
“Collateral with Counterparty” on the Statements of Assets and Liabilities.
A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the
Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.
C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on

Notes to Financial Statements (unaudited)
the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.
Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security.
Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.
D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”)
and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the
Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of
Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the
Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.
Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.
Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Notes to Financial Statements (unaudited)
Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically credit indices, corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.
As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the
Schedules of Investments.
If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.
E. Derivative Disclosures — Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2026, are (amounts in thousands):
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 500 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
$ 258 Payables – Variation Margin (Futures) $ -
Large Company Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 28 Payables – Foreign Currency 2
Domestic Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 723 Payables – Foreign Currency 26
Index 400 Stock Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
166 Payables – Variation Margin (Futures) -
Mid Cap Value Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 125 Payables – Foreign Currency -

Notes to Financial Statements (unaudited)
Asset Derivatives Liability Derivatives
Portfolio
Statement of Assets and Liabilities
Location Value
Statement of Assets and Liabilities
Location Value
Index 600 Portfolio
Equity contracts Receivables – Variation Margin
(Futures)
17 Payables – Variation Margin (Futures) -
International Growth Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency - Payables – Foreign Currency 2
Research International Core Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency - Payables – Foreign Currency -
International Equity Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency 1,691 Payables – Foreign Currency 1,841
Short-Term Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
79 Payables – Variation Margin (Futures) 51
Long-Term U.S. Government Bond Portfolio
Interest rate contracts Receivables – Variation Margin
(Futures)
172 Payables – Variation Margin (Futures) 30
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
56 Payables – Variation Margin (Cleared
Swap)
-
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
10
Inflation Managed Portfolio
Forward foreign
currency contracts
Receivables – Foreign Currency Sold 131 Payables – Foreign Currency
Purchased
107
Interest rate contracts Receivables – Variation Margin
(Futures)
101 Payables – Variation Margin (Futures) 8
Inflation contracts Receivables – Variation Margin
(Cleared Swap)
134 Payables – Variation Margin (Cleared
Swap)
-
Inflation contracts Receivables – Outstanding Swaps
Contracts, at Value
3,052 Payables – Outstanding Swaps
Contracts, at Value
296
Multi-Sector Bond Portfolio
Credit contracts Receivables – Outstanding Swaps
Contracts, at Value
1,205 Payables – Outstanding Swaps
Contracts, at Value
26
Credit contracts Receivables – Variation Margin
(Cleared Swap)
6 Payables – Variation Margin (Cleared
Swap)
69
Forward foreign
currency contracts
Receivables – Foreign Currency 6,731 Payables – Foreign Currency 4,142
Interest rate contracts Receivables – Variation Margin
(Futures)
15 Payables – Variation Margin (Futures) 805
Interest rate contracts Receivables – Variation Margin
(Cleared Swap)
1,177 Payables – Variation Margin (Cleared
Swap)
54
Interest rate contracts Receivables – Outstanding Options
Written, at Value
- Payables – Outstanding Options
Written, at Value
-
Active/Passive Very Aggressive Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Active/Passive Aggressive Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Active/Passive Moderate Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Active/Passive Balanced Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-
Active/Passive Conservative Portfolio
Commodity contracts Receivables – Outstanding Swaps
Contracts, at Value
- Payables – Outstanding Swaps
Contracts, at Value
-

Notes to Financial Statements (unaudited)
Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June
30, 2026 are (amounts in thousands):
Realized Gain (Loss) on Derivatives Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ 3,371 $ − $ − $ 3,371
Large Company Value Portfolio
Forward foreign currency contracts − − 347 − 347
Domestic Equity Portfolio
Forward foreign currency contracts − (63) 481 − 418
Equity Income Portfolio
Forward foreign currency contracts − − (2) − (2)
Index 400 Stock Portfolio
Equity contracts − 2,160 − − 2,160
Mid Cap Value Portfolio
Forward foreign currency contracts − − 1,356 − 1,356
Index 600 Stock Portfolio
Equity contracts − 658 − − 658
International Growth Portfolio
Forward foreign currency contracts − − (96) − (96)
Research International Core Portfolio
Forward foreign currency contracts − − (179) − (179)
International Equity Portfolio
Forward foreign currency contracts − − (604) − (604)
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − (795) − (795)
Short-Term Bond Portfolio
Interest rate contracts − (430) − − (430)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 22 1,735 − 45 1,802
Inflation Managed Portfolio
Forward foreign currency contracts − − (415) − (415)
Interest rate contracts − 446 − − 446
Inflation contracts − − − 3,906 3,906
Multi-Sector Bond Portfolio
Credit contracts − − − 1,041 1,041
Forward foreign currency contracts − − (292) − (292)
Interest rate contracts - (9,186) − 839 (8,347)
Active/Passive Very Aggressive Portfolio
Commodity contracts − − − (135) (135)
Active/Passive Aggressive Portfolio
Commodity contracts − − − (152) (152)
Active/Passive Moderate Portfolio
Commodity contracts − − − 704 704
Active/Passive Balanced Portfolio
Commodity contracts − − − 3,711 3,711
Active/Passive Conservative Portfolio
Commodity contracts − − − (38) (38)

Notes to Financial Statements (unaudited)
Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure for the period ended June 30, 2026 are (amounts in thousands):
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio
Options
Written Futures
Forward
Foreign
Currency
Contracts Swaps Total
Index 500 Stock Portfolio
Equity contracts $ − $ (119) $ − $ − $ (119)
Large Company Value Portfolio
Forward foreign currency contracts − − 51 − 51
Domestic Equity Portfolio
Forward foreign currency contracts − − 742 − 742
Equity Income Portfolio
Forward foreign currency contracts − − (64) −
(64)
Index 400 Stock Portfolio
Equity contracts − 480 − − 480
Mid Cap Value Portfolio
Forward foreign currency contracts − − 181 − 181
Index 600 Stock Portfolio
Equity Contracts − 160 − − 160
International Growth Portfolio
Forward foreign currency contracts − − (51) − (51)
Research International Core Portfolio
Forward foreign currency contracts − − (120) − (120)
International Equity Portfolio
Forward foreign currency contracts − − (1,670) − (1,670)
Emerging Markets Equity Portfolio
Forward foreign currency contracts − − 54 − 54
Short-Term Bond Portfolio
Interest rate contracts − (366) − − (366)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts - (1,071) − 8 (1,063)
Inflation Managed Portfolio
Forward foreign currency contracts − − 93 - 93
Interest rate contracts − (217) − - (217)
Inflation contracts − − − (1,976) (1,976)
Multi-Sector Bond Portfolio
Credit contracts − − − 1,724 1,724
Forward foreign currency contracts − − 4,461 − 4,461
Interest rate contracts - 4,392 − 1,589 5,981
Active/Passive Very Aggressive Portfolio
Commodity contracts − − − − −
Active/Passive Aggressive Portfolio
Commodity contracts − − − − −
Active/Passive Moderate Portfolio
Commodity contracts − − − − −
Active/Passive Balanced Portfolio
Commodity contracts − − − − −
Active/Passive Conservative Portfolio
Commodity contracts − − − − −

Notes to Financial Statements (unaudited)
Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2026 are:
Note 6. Portfolio Risk
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company.
Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the
Portfolio may realize significantly less than the value at which it previously recorded those investments.
Volume of Derivative Instruments Held
Average Number of
Contracts
Average Notional
( Amounts in Thousands )
Portfolio
Exchange Traded
Options Futures
Forward Foreign
Currency Contracts Swaps
Over the
Counter
Options
Index 500 Stock Portfolio
Equity contracts − 82 − − −
Large Company Value Portfolio
Forward foreign currency contracts − − 14,873 − −
Domestic Equity Portfolio
Forward foreign currency contracts − − 53,491 − −
Index 400 Stock Portfolio
Equity contracts − 58 − − −
Mid Cap Value Portfolio
Forward foreign currency contracts − − 55,615 − −
Index 600 Stock Portfolio
Equity contracts − 22 − − −
International Equity Portfolio
Forward foreign currency contracts − − 200,114 − −
Short-Term Bond Portfolio
Interest rate contracts − 660 − − −
Long-Term U.S. Government Bond Portfolio
Interest rate contracts 22 585 − 6,410 −
Inflation Managed Portfolio
Forward foreign currency contracts − - 47,649 − −
Interest rate contracts - 223 − - −
Inflation contracts − - − 178,283 −
Multi-Sector Bond Portfolio
Credit contracts − − − 290,832 −
Forward foreign currency contracts − − 711,035 − −
Interest rate contracts - 3,280 − 692,096 -
Active/Passive Very Aggressive Portfolio
Commodity contracts − − − 708 −
Active/Passive Aggressive Portfolio
Commodity contracts − − − 799 −
Active/Passive Moderate Portfolio
Commodity contracts − − − 7,175 −
Active/Passive Balanced Portfolio
Commodity contracts − − − 36,451 −
Active/Passive Conservative Portfolio
Commodity contracts − − − 200 −

Notes to Financial Statements (unaudited)
The value of a Portfolio’s investments may decline because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. The global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Local and global markets and normal market operations can be adversely affected by significant market disruptions. Market disruptions can be caused by local, regional or global events such as war, military conflict, political instability, acts of terrorism, social unrest, environmental disasters, natural disasters or events, trade disputes, supply chain disruptions, spread of infectious diseases or other public health issues, climate change, recessions, or other events. Climate change, the outbreak of infectious diseases or other public health issues may exacerbate other pre-existing political, social, economic, market and financial risks. Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. The impact of any such events could negatively affect the global economy as well as the economies of individual countries, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Such events may affect certain sectors, industries, businesses, geographic regions or countries more significantly than others. In addition, any of such circumstances could result in disruptions in the trading markets and could result in increased market volatility. Such events could adversely affect the prices and liquidity of a Portfolio’s securities and could have a materially negative impact on the value of a Portfolio. Such events also could impact the ability of the Fund to process transactions or perform other operational activities. The Fund cannot predict the effects of geopolitical or other events in the future on the U.S. and other economies, the securities markets, or the Portfolios.
Master Netting Arrangements
The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase
Agreements and Global Master Repurchase Agreements are in place that governs repurchase, reverse repurchase, and sale-
buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master
Agreements and Credit Support Annexes (“ISDA agreements”) are in place that governs certain OTC financial derivative transactions. ISDA agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA agreement. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.
Certain Portfolios have agreements with counterparties that contain provisions, or contingency features, that allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, certain agreements specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the Portfolio to terminate while a decline in the Portfolio’s net assets of more than a certain percentage would allow the counterparty to terminate. In such a situation, the counterparty involved would have the option to waive the triggering event or liquidate the affected positions pursuant to the terms of the related agreement. The aggregate amount of derivatives in a liability position is disclosed in Note 5.
Offsetting Assets and Liabilities
Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the

Notes to Financial Statements (unaudited)
Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral, for the period ended June 30, 2026, has been limited such that the net amount cannot be less than zero.
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral as of period end:
π - Amount is less than one thousand.
π - Amount is less than one thousand.
Large Company Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 16 $ - $ 16 $ (2) $ - $ (2) $ 14 $ - $ 14
Goldman Sachs International - - - - π - - π - - - π
Morgan Stanley Bank NA 12 - 12 - - - 12 (13) (1)
Total $ 28 $ - $ 28 $ (2) $ - $ (2) $ 26 $ (13) $ 13
Domestic Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 78 $ - $ 78 $ - $ - - $ 78 $ - $ 78
Citibank NA 48 - 48 - - - 48 - 48
Goldman Sachs International 499 - 499 - - - 499 (499) -
HSBC Bank PLC - - - (10) - (10) (10) - (10)
JP Morgan Chase Bank NA 5 - 5 - - - 5 - 5
Morgan Stanley and Co.
International PLC 93 - 93 (16) - (16) 77 - 77
Total $ 723 $ - $ 723 $ (26) $ - $ (26) $ 697 $ (499) $ 198
Mid Cap Value Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 88 $ - $ 88 $ - $ - $ - $ 88 $ (88) $ -
Goldman Sachs International - - - - π - - π - - - π
Morgan Stanley Bank NA 37 - 37 - - - 37 (37) -
Total $ 125 $ - $ 125 $ - π $ - $ - π $ 125 $ (125) $ - π

Notes to Financial Statements (unaudited)
The following is a summary by counterparty of the market value of repurchase agreements, financing transactions, collateral and net exposure as of period end:
International Equity Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 256 $ - $ 256 $ (50) $ - $ (50) $ 206 $ - $ 206
Barclays Bank PLC 133 - 133 (30) - (30) 103 - 103
Citibank NA 733 - 733 (576) - (576) 157 (156) 1
Deutsche Bank AG - - - (2) - (2) (2) - (2)
Goldman Sachs Bank USA - - - (74) - (74) (74) - (74)
HSBC Bank USA 189 - 189 (424) - (424) (235) 210 (25)
JP Morgan Chase Bank NA 1 - 1 (111) - (111) (110) - (110)
Morgan Stanley And Co.
International PLC 6 - 6 (89) - (89) (83) - (83)
Standard Chartered Bank 155 - 155 - - - 155 - 155
State Street Bank And Trust
Company 82 - 82 (132) - (132) (50) - (50)
UBS AG 136 - 136 (353) - (353) (217) - (217)
Total $ 1,691 $ - $ 1,691 $ (1,841) $ - $ (1,841) $ (150) $ 54 $ (96)
Inflation Managed Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ - $ 1,680 $ 1,680 $ - $ - $ - $ 1,680 $ (1,680) $ -
Barclays Bank PLC - - - - (296) (296) (296) - (296)
Goldman Sachs International 131 1,372 1,503 (31) - (31) 1,472 (1,440) 32
Morgan Stanley Bank NA - - - (76) - (76) (76) - (76)
Total $ 131 $ 3,052 $ 3,183 $ (107) $ (296) $ (403) $ 2,780 $ (3,120) $ (340)
Multi-Sector Bond Portfolio
Derivative Assets (000's) Derivative Liabilities (000's)
Counterparty
Forward
Foreign
Currency
Contacts Swaps
Total
Assets
Forward
Foreign
Currency
Contacts
Written
Options Swaps
Total
Liabilities
Net
Market
Value
Collateral
Pledged/
(Received)
Net
Exposure
Bank of America NA $ 177 $ - $ 177 $ (79) $ - $ - $ (79) $ 97 $ - $ 97
Barclays Bank PLC 500 38 538 (555) - - (555) (17) (46) 29
BNP Paribas SA 3,049 190 3,239 (178) - - (178) 3,061 (3,055) 6
Goldman Sachs Bank USA 933 169 1,102 (309) - - (309) 793 (770) 23
HSBC Bank PLC 1,441 - 1,441 (947) - - (947) 494 (487) 7
JP Morgan Chase Bank NA 625 769 1,394 (412) - - (412) 982 (914) 68
Morgan Stanley Capital Services
LLC - 39 39 - - (26) (26) 13 (13) -
UBS AG 5 - 5 (1,621) - - (1,661) (1,656) 1,513 (143)
Total $ 6,731 $ 1,205 $ 7,936 $ (4,142) $ - $ (26) $ (4,168) $ 3,768 $ (3,680) $ 88

Notes to Financial Statements (unaudited)
The Long-Term U.S. Government Bond Portfolio average amount of borrowings outstanding during the period ended June
30, 2026 was $78,367 (amount in thousands) at a weighted average interest rate of 3.779%. Average borrowings include sale-buyback transactions.
The Multi-Sector Bond Portfolio average amount of borrowings outstanding during the period ended June 30, 2026 was
$8,106 (amount in thousands) at a weighted average interest rate of 2.981%. Average borrowings include reverse repurchase agreements.
Note 7. Investment Advisory, Sub-Advisory, and Compliance Fees
The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, an affiliate and wholly-owned subsidiary of Northwestern
Mutual. Certain Portfolios, listed below, pay a fixed annual rate based on the average daily net asset values of the Portfolio.
Government Money Market Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Bank of Montreal $ 21,000 $ - $ - $ 21,000 $ (21,000) $ -
Bank of Nova Scotia 20,000 - - 20,000 (20,000) -
BNP Paribas 20,000 - - 20,000 (20,000) -
Citigroup Global Markets, Inc. 15,000 - - 15,000 (15,000) -
Goldman Sachs Group LP 20,000 - - 20,000 (20,000) -
Mitsubishi UFJ 20,000 - - 20,000 (20,000) -
Mizuho Securities 26,000 - - 26,000 (26,000) -
Natixis S.A. 20,000 - - 20,000 (20,000) -
TD Securities 20,000 - - 20,000 (20,000) -
Total $ 182,000 $ - $ - $ 182,000 $ (182,000) $ -
Long-Term U.S. Government Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Short Sales
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Goldman Sachs & Co. LLC $ - $ - $ (160,323) $ (160,323) $ 160,279 $ (44)
Morgan Stanley & Co. LLC - - (85,978) (85,978) 85,943 (35)
Total $ - $ - $ (246,301) $ (246,301) $ 246,222 $ (79)
Multi-Sector Bond Portfolio
Counterparty
Investment in
Repurchase
Agreements
Payable for
Reverse
Repurchase
Agreements
Payable for
Financing
Transactions
Net Market
Value
Collateral
Pledged/
(Received) Net Exposure
Barclays Bank PLC $ - $ (1,707) $ - $ (1,707) $ 1,648 $ (59)
BNP Paribas SA - (467) - (467) 463 (4)
Canadian Imperial Bank of
Commerce 28,204 - - 28,204 (28,204) -
Citigroup Global Markets, Inc. 48,900 - - 48,900 (48,900) -
JP Morgan Securities PLC - (526) - (526) 526 -
Morgan Stanley And Co. LLC - (2,962) - (2,962) 2,962 -
Total $ 77,104 $ (5,662) $ - $ 71,442 $ (71,505) $ (63)
Portfolio Fee
Index 500 Stock Portfolio ............................... 0.20%
Index 400 Stock Portfolio ............................... 0.25%
Mid Cap Value Portfolio ................................. 0.85%
Small Cap Value Portfolio .............................. 0.85%
Government Money Market Portfolio ............. 0.30%
Select Bond Portfolio ..................................... 0.30%
Active/Passive Very Aggressive Portfolio ...... 0.15%

Notes to Financial Statements (unaudited)
For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:
For certain Portfolios, MSA contractually agreed to waive the investment advisory fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees, fees for class actions, other passive securities litigation and anti-trust claim filing services and such non-recurring and extraordinary expenses as they may arise) will not exceed the
Portfolio Fee
Active/Passive Aggressive Portfolio .............. 0.15%
Active/Passive Moderate Portfolio ................ 0.15%
Active/Passive Balanced Portfolio ................ 0.15%
Active/Passive Conservative Portfolio ........... 0.15%
Portfolio
First $50
Million
Next $50
Million
Excess Over
$100 Million
Growth Stock Portfolio ................................... 0.60% 0.50% 0.40%
Large Cap Core Stock Portfolio ..................... 0.60% 0.50% 0.40%
Mid Cap Growth Stock Portfolio .................... 0.80% 0.65% 0.50%
Small Cap Growth Stock Portfolio ................. 0.80% 0.65% 0.50%
High Yield Bond Portfolio ............................... 0.60% 0.50% 0.40%
Portfolio
First $100
Million
Next $400
Million
Excess Over
$500 Million
Focused Appreciation Portfolio ...................... 0.80% 0.75% 0.70%
Portfolio
First $100
Million
Next $150
Million
Excess Over
$250 Million
Large Company Value Portfolio ..................... 0.72% 0.67% 0.62%
Domestic Equity Portfolio .............................. 0.65% 0.55% 0.50%
International Growth Portfolio ........................ 0.75% 0.65% 0.55%
Short-Term Bond Portfolio ............................. 0.35% 0.33% 0.30%
Long-Term U.S. Government Bond Portfolio . 0.555% 0.515% 0.495%
Inflation Managed Portfolio ............................ 0.58% 0.55% 0.49%
Multi-Sector Bond Portfolio ............................ 0.79% 0.78% 0.77%
Portfolio
First $150
Million
Next $150
Million
Next $200
Million
Excess Over
$500 Million
Large Cap Blend Portfolio ............................. 0.77% 0.70% 0.62% 0.56%
Research International Core Portfolio ........... 0.88% 0.82% 0.75% 0.68%
Portfolio
First $500
Million
Excess
Over $500
Million
Equity Income Portfolio .................................. 0.65% 0.60%
Portfolio
First $200
Million
Excess
Over $200
Million
Index 600 Stock Portfolio ............................... 0.25% 0.20%
Portfolio
First $50
Million
Excess
Over $50
Million
International Equity Portfolio .......................... 0.85% 0.65%
Portfolio
First $250
Million
Next $250
Million
Next $500
Million
Excess Over
$1.0 Billion
Emerging Markets Equity Portfolio ................ 1.14% 1.08% 0.96% 0.78%

Notes to Financial Statements (unaudited)
following amounts:
Growth Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.38% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Focused Appreciation Portfolio – For the period from January 1, 2026 through April 30, 2026, MSA agreed to waive a portion of its investment advisory fee such that the investment advisory fee was 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of
$1 billion. Effective May 1, 2026, MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.62% on the Portfolio’s first $100 million of average net assets, 0.57% on the next $900 million, and 0.54%
on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.37% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Large Cap Blend Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.65% on the Portfolio’s first $150 million of average net assets, 0.55% on the next $350 million, and 0.52% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Index 500 Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.20% on the Portfolio’s first $2 billion of average net assets, and 0.18% on average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Large Company Value Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.67% on the Portfolio’s first $100 million of average net assets, 0.62% on the next $150 million, 0.59% on the next $250 million, and 0.57% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2026.
Domestic Equity Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, 0.43% on the next $500 million, and 0.41% on the average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Portfolio Expiration
Focused Appreciation Portfolio ...................... 0.90% April 30, 2027
Large Cap Blend Portfolio ............................. 0.85% April 30, 2027
Large Company Value Portfolio ..................... 0.80% April 30, 2027
Domestic Equity Portfolio .............................. 0.75% April 30, 2027
Equity Income Portfolio .................................. 0.75% April 30, 2027
Mid Cap Value Portfolio ................................. 1.00% April 30, 2027
Index 600 Stock Portfolio ............................... 0.35% April 30, 2027
Small Cap Value Portfolio .............................. 1.00% April 30, 2027
International Growth Portfolio ........................ 1.10% April 30, 2027
Research International Core Portfolio ........... 1.15% April 30, 2027
Emerging Markets Equity Portfolio ................ 1.50% April 30, 2027
Short-Term Bond Portfolio ............................. 0.45% April 30, 2027
Long-Term U.S. Government Bond Portfolio . 0.65% April 30, 2027
Inflation Managed Portfolio ............................ 0.65% April 30, 2027
Multi-Sector Bond Portfolio ............................ 0.90% April 30, 2027
Active/Passive Very Aggressive Portfolio ...... 0.27% April 30, 2027
Active/Passive Aggressive Portfolio .............. 0.27% April 30, 2027
Active/Passive Moderate Portfolio ................. 0.75% April 30, 2027
Active/Passive Conservative Portfolio ........... 0.27% April 30, 2027

Notes to Financial Statements (unaudited)
Equity Income Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.56% on the Portfolio’s first $500 million of average net assets, 0.53% on the next $1 billion, and 0.52% on the average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Mid Cap Growth Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $900 million, and
0.49% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30,
2027.
Index 400 Stock Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Mid Cap Value Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.78% on the Portfolio’s first $150 million of average net assets, 0.66% on the next $350 million, and 0.63% on the average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Small Cap Value Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.85% on the Portfolio’s first $500 million of average net assets, and 0.80% on average net assets in excess of
$500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
International Growth Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.75% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.55% on the next $750 million, and 0.54% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Research International Core Portfolio – For the period from January 1, 2026 through April 30, 2026, MSA agreed to waive a portion of its investment advisory fee such that the investment advisory fee was 0.80% on the Portfolio’s first $150 million of average net assets, 0.74% on the next $150 million, 0.67% on the next $200 million, and 0.60% on the average net assets in excess of $500 million. Effective May 1, 2026, MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.54% on the Portfolio’s first $1.5 billion of average net assets and 0.52% on average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
International Equity Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.85% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $1,950 million, and 0.63% on the average net assets in excess of $2 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Emerging Markets Equity Portfolio – For the period from January 1, 2026 through April 30, 2026, MSA agreed to waive a portion of its investment advisory fee such that the investment advisory fee was 0.95% on the Portfolio’s first $250 million of average net assets, 0.87% on the next $250 million, 0.78% on the next $500 million, and 0.75% on average net assets in excess of $1 billion. Effective May 1, 2026, MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.84% on the Portfolio’s first $250 million of average net assets, 0.76% on the next $250 million, and 0.68% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after
April 30, 2027.
Government Money Market Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.30% on the Portfolio’s first $500 million of average net assets, 0.29% on the next $500 million, and 0.28% in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Short-Term Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million, and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.

Notes to Financial Statements (unaudited)
Select Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.30% on the Portfolio’s first $2 billion of average net assets, and 0.28% on average net assets in excess of $2 billion.
MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Long-Term U.S. Government Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million,
0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Inflation Managed Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.42% on the Portfolio’s first $100 million of average net assets, 0.40% on the next $150 million, and 0.38% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
High Yield Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million, and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Multi-Sector Bond Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.73% on the Portfolio’s first $100 million of average net assets, 0.72% on the next $150 million, 0.69% on the next $250 million, and 0.64% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Active/Passive Very Aggressive Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on average net assets. MSA may terminate this fee waiver agreement at any time after April
30, 2027.
Active/Passive Aggressive Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Active/Passive Moderate Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Active/Passive Balanced Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on average net assets. MSA may terminate this fee waiver agreement at any time after April 30, 2027.
Active/Passive Conservative Portfolio – MSA has agreed to waive a portion of its investment advisory fee such that the investment advisory fee is 0.10% on average net assets. MSA may terminate this fee waiver agreement at any time after April
30, 2027.
Waivers are not recoupable in future periods.
With respect to certain Portfolios, MSA has engaged and oversees unaffiliated sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such
Portfolio out of its investment advisory fee.
Compliance fees are paid to Northwestern Mutual, an affiliate of the Series Fund. The compliance fees paid are for the compensation, benefits and expenses of the Chief Compliance Officer and compliance staff. The amounts paid relate only to the Chief Compliance Officer and compliance staffs’ duties and functions performed for the Series Fund.
Note 8. Income Taxes
Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain

Notes to Financial Statements (unaudited)
gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, passive foreign investment companies, and financing transactions.
It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.
A summary of the Portfolios’ capital loss carryovers as of December 31, 2025 is provided below:
Capital losses are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year.
When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains.
The tax character of distributions paid for the year ended December 31, 2025 was as follows:
Capital
Loss
Carryover
Losses
Utilized
(Amounts in thousands)
Emerging Markets Equity Portfolio .............. $ 4,141 $ 102,389
Short-Term Bond Portfolio ......................... 13,713 799
Select Bond Portfolio ................................ 474,187 4,366
Long-Term U.S. Government Bond Portfolio .. 28,069 –
Inflation Managed Portfolio ........................ 29,621 652
High Yield Bond Portfolio .......................... 50,818 105
Multi-Sector Bond Portfolio ........................ 115,598 12,699
2025 Distributions
Paid From:
Portfolio
Ordinary
Income
Long-term
Capital Gain
(Amounts in thousands)
Growth Stock Portfolio ................................. $ 1,228 $ 24,863
Focused Appreciation Portfolio ........................... — 201,020
Large Cap Core Stock Portfolio ........................... 9,455 107,486
Large Cap Blend Portfolio ............................... 11,434 10,187
Index 500 Stock Portfolio ............................... 75,427 233,342
Large Company Value Portfolio ........................... 4,404 8,117
Domestic Equity Portfolio ............................... 24,240 93,852
Equity Income Portfolio ................................. 15,703 67,720
Mid Cap Growth Stock Portfolio ........................... 7,537 169,150
Index 400 Stock Portfolio ............................... 39,843 69,123
Mid Cap Value Portfolio ................................. 26,509 32,130
Small Cap Growth Stock Portfolio ......................... — 38,477
Index 600 Stock Portfolio ............................... 6,888 23,636
Small Cap Value Portfolio ............................... 7,101 51,356
International Growth Portfolio ............................ 9,765 40,819
Research International Core Portfolio ...................... 16,766 13,851
International Equity Portfolio ............................. 58,822 21,478
Emerging Markets Equity Portfolio ......................... 13,959 —
Government Money Market Portfolio ....................... 19,935 —
Short-Term Bond Portfolio ............................... 16,160 —
Select Bond Portfolio ................................... 125,101 —
Long-Term U.S. Government Bond Portfolio ................. 4,085 —
Inflation Managed Portfolio .............................. 18,119 —
High Yield Bond Portfolio ................................ 41,921 —
Multi-Sector Bond Portfolio .............................. 73,244 —
Active/Passive Very Aggressive Portfolio .................... 840 735
Active/Passive Aggressive Portfolio ........................ 1,060 634
Active/Passive Moderate Portfolio ......................... 6,882 7,883

Notes to Financial Statements (unaudited)
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Note 9. Voluntary Reimbursements
Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 79% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements, included in Unaffiliated Dividends on the Statements of Operations, are recorded when foreign dividend taxes are accrued.
Voluntary reimbursements for the period ended June 30, 2026 are summarized below (amounts in thousands):
2025 Distributions
Paid From:
Portfolio
Ordinary
Income
Long-term
Capital Gain
Active/Passive Balanced Portfolio ......................... $ 56,628 $ 46,298
Active/Passive Conservative Portfolio ...................... 869 157
Portfolio
Undistributed
Ordinary
Income
Undistributed
Long-Term
Gains
Accumulated
Losses
Unrealized
Appreciation
(Depreciation)
(Amounts in thousands)
Growth Stock Portfolio ............................................................. $ 939 $ 126,196 $ – $ 865,072
Focused Appreciation Portfolio .................................................. – 100,704 – 883,767
Large Cap Core Stock Portfolio ................................................. 18,036 71,395 – 194,012
Large Cap Blend Portfolio ........................................................ 2,193 17,506 – 32,858
Index 500 Stock Portfolio ......................................................... 77,530 210,806 – 5,492,201
Large Company Value Portfolio ................................................. 4,880 7,510 – 15,518
Domestic Equity Portfolio ......................................................... 24,764 84,370 – 140,794
Equity Income Portfolio ............................................................ 15,652 65,865 – 171,517
Mid Cap Growth Stock Portfolio ................................................. 15,089 785 – 104,456
Index 400 Stock Portfolio ......................................................... 19,270 68,165 – 418,111
Mid Cap Value Portfolio ........................................................... 26,080 21,408 – 9,422
Small Cap Growth Stock Portfolio .............................................. – 39,097 – 131,263
Index 600 Stock Portfolio ......................................................... 26,835 16,556 – 68,905
Small Cap Value Portfolio ......................................................... 3,878 42,307 – 113,262
International Growth Portfolio .................................................... 12,955 151,270 – 278,308
Research International Core Portfolio ......................................... 40,747 75,053 – 211,488
International Equity Portfolio ..................................................... 84,228 78,736 – 531,317
Emerging Markets Equity Portfolio ............................................. 21,570 – (4,141) 337,399
Government Money Market Portfolio .......................................... – – – –
Short-Term Bond Portfolio ........................................................ 16,741 – (13,713) 1,684
Select Bond Portfolio ............................................................... 124,283 – (474,187) (8,460)
Long-Term U.S. Government Bond Portfolio ................................. 4,569 – (28,069) (46,687)
Inflation Managed Portfolio ....................................................... 17,556 – (29,621) (20,358)
High Yield Bond Portfolio ......................................................... 40,986 – (50,818) (5,848)
Multi-Sector Bond Portfolio ....................................................... 78,033 – (115,598) (20,025)
Active/Passive Very Aggressive Portfolio ..................................... 345 7 – 1,221
Active/Passive Aggressive Portfolio ............................................ 311 6 – 882
Active/Passive Moderate Portfolio .............................................. 9,056 16,156 – 22,021
Active/Passive Balanced Portfolio .............................................. 69,039 69,427 – 58,615
Active/Passive Conservative Portfolio ......................................... 43 10 – 168
Portfolio
2026
Reimbursements
International Growth Portfolio ............................ $ 1,040
International Equity Portfolio ............................. 2,518
Research International Core Portfolio ...................... 1,256
Emerging Markets Equity Portfolio ......................... 1,380

Notes to Financial Statements (unaudited)
Note 10. Guarantees
In the normal course of business, the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of material loss to be remote.
Note 11. Investment Income and Securities Transactions
For the period ended June 30, 2026, transactions in securities other than short term investments were:
Transactions with Affiliated Companies
The Series Fund and its Portfolios are permitted to purchase securities from, and sell securities to (so called “cross-trades”),
(i) other Portfolios, (ii) any registered investment company which is an affiliate, or an affiliate of an affiliate, or (iii) any person which is an affiliate, or an affiliate of an affiliate, of the Series Fund or the Portfolio solely by reason of having a common investment adviser or sub-adviser (or affiliated investment advisers) or common directors and/or officers, pursuant to procedures adopted by the Board under Rule 17a-7 of the 1940 Act (“Procedures”). These Procedures have been designed to ensure that any cross-trade of securities by a Portfolio complies with Rule 17a-7 of the 1940 Act. Each cross-trade is effected at the current market price as defined under the Procedures. Pursuant to the Procedures, for the period ended June
30, 2026, the Series Fund Portfolios engaged in the following cross-trades (amounts in thousands):
Portfolios
Non-U.S.
Govt.
Security
Purchases
U.S. Govt.
Security
Purchases
Non-U.S.
Govt.
Security
Sales/
Maturities
U.S. Govt.
Security
Sales/
Maturities
(Amounts in thousands)
Growth Stock Portfolio ............................................................ $ 205,242 $ — $ 267,714 $ —
Focused Appreciation Portfolio ................................................. 25,029 — 70,054 —
Large Cap Core Stock Portfolio ................................................ 384,154 — 418,840 —
Large Cap Blend Portfolio ....................................................... 49,960 — 51,923 —
Index 500 Stock Portfolio ........................................................ 94,000 — 127,843 —
Large Company Value Portfolio ................................................ 69,033 — 74,430 —
Domestic Equity Portfolio ........................................................ 338,949 — 355,330 —
Equity Income Portfolio ........................................................... 174,978 — 214,887 —
Mid Cap Growth Stock Portfolio ................................................ 580,830 — 614,602 —
Index 400 Stock Portfolio ........................................................ 132,521 — 162,749 —
Mid Cap Value Portfolio .......................................................... 261,236 — 280,011 —
Small Cap Growth Stock Portfolio ............................................. 434,449 — 479,994 —
Index 600 Stock Portfolio ........................................................ 80,004 — 89,408 —
Small Cap Value Portfolio ........................................................ 180,410 — 235,546 —
International Growth Portfolio ................................................... 385,215 — 391,885 —
Research International Core Portfolio ........................................ 127,299 — 155,507 —
International Equity Portfolio .................................................... 217,166 — 309,471 —
Emerging Markets Equity Portfolio ............................................ 407,295 — 540,981 —
Short-Term Bond Portfolio ....................................................... 101,464 177,844 82,424 170,014
Select Bond Portfolio .............................................................. 1,260,804 2,927,231 1,298,249 2,757,460
Long-Term U.S. Government Bond Portfolio ................................ — 8,772 837 4,559
Inflation Managed Portfolio ...................................................... 239,907 54,015 188,343 69,848
High Yield Bond Portfolio ........................................................ 129,611 — 112,900 —
Multi-Sector Bond Portfolio ...................................................... 304,192 12,014 250,471 11,341
Active/Passive Very Aggressive Portfolio .................................... 57,189 — 21,050 —
Active/Passive Aggressive Portfolio ........................................... 41,780 — 16,904 —
Active/Passive Moderate Portfolio ............................................. 22,959 — 25,848 —
Active/Passive Balanced Portfolio ............................................. 101,607 — 163,977 —
Active/Passive Conservative Portfolio ........................................ 8,874 — 6,267 —

Notes to Financial Statements (unaudited)
Note 12. Subsequent Events
On June 26, 2026, the Growth Stock Portfolio (the “Portfolio”) purchased an investment that caused the Portfolio to temporarily exceed an investment restriction. As of June 30, 2026, the Portfolio benefited due to $16 thousand of unrealized gain on the position. To remediate the violation of the investment restriction, the position was sold on July 1, 2026. On July
1, 2026, the value of the position declined, resulting in a realized loss of approximately $3.931 million. The sub-adviser fully reimbursed the Portfolio for the loss; therefore, there is no net impact to shareholders. Total return on June 30, 2026 was not impacted. Without the reimbursement, total return after June 30, 2026 would have been reduced by approximately 0.27%.
Cross Trade Sales
Portfolio
Cross Trade
Purchases Portfolio Proceeds
Net Realized Gain
(Loss) on Sales
International Growth Portfolio $ 31,179 International Growth Portfolio $ 21,062 $ (708)
Small Cap Growth Stock Portfolio 155 Large Cap Core Portfolio 1,949 773
Mid Cap Value Portfolio 56 (16)

Abbreviations (unaudited)
Abbreviations that may be used in the preceding statements
ADR American Depositary Receipt
AFC Available Funds Cap security - Security accrues interest at an assumed or uncapped rate.  If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO Interest Only Security
PO Principal Only Security
GDR Global Depositary Receipt
RB Revenue Bond
CPURNSA U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR Interbank Offered Rate
SOFR Secured Overnight Financing Rate
CME Chicago Mercantile Exchange
ICE Intercontinental Exchange
FTSE Financial Times Stock Exchange
SONIO Sterling Overnight Interbank Average Rate
DAC Designated Activity Company
ULC Unlimited Company
TBA To Be Announced
CMT Constant Maturity Treasury
OIS Overnight Index Swaps
BBR Bank Bill Rate
BBSW Bank Bill Swap Reference Rate
BRL-CDI Brazil Interbank Deposit Rate
CAONREPO Canadian Overnight Repo Rate Average
JIBAR Johannesburg Interbank Agreed Rate
EURIBOR Euro Interbank Offered Rate
PRIBOR Prague Interbank Offered Rate
ETF Exchange Traded Fund
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Yuan Renminbi - Offshore
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
KZT Kazakhstani Tenge
MXN Mexican New Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
PYG Paraguayan Guarani
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Northwestern Mutual Series Fund, Inc.
Annual Contract Review Process
Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose on Form N-CSR the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.
At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment advisory agreement between Mason Street Advisors, LLC (“Mason Street
Advisors”) and the Series Fund with respect to each of the Portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”), as well as the investment sub-advisory agreements between Mason Street Advisors and each of the sub-
advisers of those Portfolios for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.
Board Approvals During the Six-Month Period Ended June 30, 2026
At its February 26, 2026 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).
Also at its February 26, 2026 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) a Third Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Wellington
Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock and Large Cap Core Stock
Portfolios and (2) two Amended and Restated Investment Sub-Advisory Agreements between Mason Street Advisors and
Northern Trust Investments, Inc. (“Northern Trust”) relating to the Series Fund’s Index 400 Stock Portfolio and Index 600 Stock
Portfolio. The Board additionally unanimously approved an amendment to the Sixth Amended and Restated Investment Sub-
Advisory Agreement between Mason Street Advisors and T. Rowe Price Associates, Inc. (“TRPA”) relating to the Short-Term
Bond Portfolio, Equity Income Portfolio, and Growth Stock Portfolio, which incorporated a sub-advisory fee adjustment relating to the Growth Stock Portfolio.
At its June 4, 2026 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1)
a Fourth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts
Financial Services Company (“MFS”) relating to the Series Fund’s Research International Core Portfolio, (2) a Third Amended
and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and FIAM LLC (“FIAM”) relating to the Series
Fund’s International Growth Portfolio, (3) a Second Amended and Restated Investment Sub-Advisory Agreement between
Mason Street Advisors and abrdn Investments Limited (“Aberdeen”), along with an amendment thereto, relating to the Series
Fund’s Emerging Markets Equity Portfolio, (4) an Amended and Restated Investment Sub-Advisory Agreement between Mason
Street Advisors and Dodge & Cox relating to the Series Fund’s International Equity Portfolio, and (5) two Investment Sub-
Advisory Agreements between Mason Street Advisors and J.P. Morgan Investment Management, Inc. (“JPMIM”) relating to the Series Fund’s Large Cap Blend Portfolio and Mid Cap Growth Stock Portfolio. The Board additionally unanimously approved an amendment to the Sixth Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and
T. Rowe Price Associates, Inc. (“TRPA”) relating to the Short-Term Bond Portfolio, Equity Income Portfolio, and Growth Stock
Portfolio, which incorporated a sub-advisory fee adjustment relating to the Equity Income Portfolio.
Wellington, Northern Trust, MFS, FIAM, Aberdeen, Dodge & Cox, and JPMIM are sometimes collectively referred to herein as the “Sub-Advisers,” and their respective sub-advised portfolios are sometimes collectively referred to herein as the “Sub-

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Advised Portfolios.” The Investment Sub-Advisory Agreements with Wellington, Northern Trust, MFS, FIAM, Aberdeen, Dodge
& Cox, and JPMIM are collectively referred to herein as the “Sub-Advisory Agreements.”
In determining whether to approve the Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from Mason Street Advisors and the Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus was given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such
Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason
Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios pursuant to the terms of the Sub-Advisory Agreements is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was also based upon information provided and deliberations that occurred at other meetings throughout the year.
The Independent Directors received a memorandum from their counsel advising them of their responsibilities in connection with the consideration of continuance of the Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager-of-managers structure. During the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers, and were represented throughout the process by legal counsel.
Continuation of the Advisory Agreement between the Series Fund and Mason Street Advisors
At its February 26, 2026 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about
Mason Street Advisors during the course of that meeting, the materials provided to the directors in advance of the meeting included Mason Street Advisors’ Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Those materials also included an independent report prepared by Broadridge (“Broadridge Report”) for each of the Portfolios. The Broadridge
Report provided details regarding the fees, expenses, and performance returns captured over a variety of measurement periods, as well as comparative information associated with a peer group for each Portfolio as selected by Broadridge based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds with different share class characteristics and fund structures. (The Broadridge Report utilizes Morningstar fund classifications and data.)
The Broadridge Report included an executive summary of the performance and expense information compiled by Broadridge to facilitate the directors’ review. The materials provided to the Independent Directors included a summary from the Mason
Street Advisors’ Chief Compliance Officer (“CCO”) of Mason Street Advisors’ compliance program, as well as the CCO’s
Annual Compliance Report summarizing the results of his review and assessment of the adequacy of Mason Street Advisors’
compliance program. In addition to the information presented at the February 26, 2026 meeting, the directors’ considerations were informed by the information regularly provided to them throughout the year regarding the Portfolios and Mason Street
Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the
Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory
Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-
Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.
Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure, and

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered the performance of each of the Portfolios over various time periods as presented at the February 26, 2026 meeting and at each of the quarterly meetings prior thereto.
Included as part of their review were the presentations and information provided by Mason Street Advisors regarding the services provided by Mason Street Advisors to the Portfolios. These services include the investment management services rendered by Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the Active/
Passive Conservative Portfolio, Active/Passive Moderate Portfolio, Active/Passive Balanced Portfolio, Active/Passive Aggressive
Portfolio, and Active/Passive Very Aggressive Portfolio (the “Active/Passive Allocation Suite”). The directors considered the effectiveness of Mason Street Advisors’ portfolio managers in providing day-to-day portfolio management services for the foregoing Portfolios. The directors also considered the investment management, administrative and supervisory services related to Mason Street Advisors’ oversight, evaluation and ongoing monitoring of the various sub-advisers appointed to manage the majority of the Series Fund’s Portfolios. The directors considered the effectiveness and coverage of Mason
Street Advisors supervisory oversight of the appointed sub-advisors, including its monitoring and assessment of sub-advisory investment performance, sub-advisory organizational and personnel developments, sub-advisory investment strategies and execution as well as Mason Street Advisors’ overall level of engagement with the sub-advisory investment teams.
The directors recognized that, in addition to the investment advisory services provided, Mason Street Advisors and its affiliates provided administrative services critical to the operation of the Portfolios and the servicing of the Series Fund’s investors. The risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, oversight of brokerage and trading, cybersecurity, business continuity, and succession planning were also considered by the directors. The directors appreciated that the scope of administrative services provided by Northwestern Mutual for the Series Fund did not change in 2025, nor have MSA or Northwestern Mutual experienced any material issues furnishing such administrative services.
Based on their review of these factors, and reflecting upon their experience with Mason Street Advisors’ services provided to the Portfolios, the Board concluded, as part of their overall evaluation of the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, including the resources committed by Mason Street Advisors and its affiliates in providing those services, and the experience and capabilities of the personnel rendering such services.
Investment Performance. The directors considered the investment performance of each of the Portfolios over a variety of periods. The Broadridge Report assisted the Board in its evaluation of the performance of the Portfolios. In addition to considering performance for each Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Portfolio’s one-, three-, and five-year performance to the returns of appropriate index benchmark, and to the performance averages of each Portfolio’s respective Broadridge fund group categories for the same periods; (ii) the Broadridge overall star rating for each Portfolio; and (iii) the Broadridge and performance rankings for each Portfolio for the one-, three- and five-
year time periods. The directors evaluated each Portfolio’s performance against these peer categories, industry benchmarks and indices. They viewed this information as providing an objective comparative measure against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors affecting the performance of each Portfolio. The directors evaluated a chart provided by Broadridge regarding each applicable Portfolio’s net returns relative to net expenses for the five-year period ended
December 31, 2025, which permitted the identification of those Portfolios scoring in the bottom half for performance returns on a comparative basis. The directors considered MSA’s views with respect to performance challenges and expectations for the portfolios in the bottom half of the chart.
1 The Active/Passive Conservative, Active/Passive Aggressive, and Active/Passive Very Aggressive Portfolios commenced operations in 2025, and therefore performance information for those Portfolios for the one-, three- or five-year periods as of
December 31, 2025, was unavailable.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning portfolio performance, as well as discussions among the Board, the Sub-Advisers and the portfolio managers of the Portfolios regarding investment strategies and performance that occurred at meetings from time to time. While attentive to short-term performance and what it might indicate in the context of current developments in the economy and financial markets, the directors generally placed greater emphasis on longer-term performance.
In particular, the directors noted the longer-term performance returns of the Portfolios as reported by Broadridge, which indicated that 10 of the applicable 27 Portfolios were ranked in the first or second quartile of their respective Broadridge category peer groups for the three- and five-year periods ended December 31, 2025.
Based on the Board’s review of investment performance over various periods, an analysis of the factors resulting in the performance of certain of the Portfolios, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time.
Management Fees and Other Expenses. The Broadridge Report assisted the Board in the evaluation of the relative expenses of the Portfolios. The directors reviewed a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group and fund category group as a guide to help assess the reasonableness of each Portfolio’s advisory fees and net and total expense ratios. The Broadridge Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit expenses and advisory fees. The directors used the comparative data to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds because of the differing manner in which service providers bundle the services they provide and the fees they charge.
In evaluating the level of management fees paid by each Portfolio, the directors considered the structure and size of the
Portfolios, the fees paid by each Portfolio under the Advisory Agreement, the expense cap and fee waiver agreements in place for certain Portfolios, and the amounts waived or reimbursed by Mason Street Advisors under such agreements. In considering
Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than may be included under a typical investment management contract, and concluded that as a result of these additional services, viewing Mason Street Advisors’ management fees in light of Broadridge-reported averages might not provide the most accurate frame of reference for comparative purposes.
The directors also evaluated each Portfolio’s total operating expenses over various periods. The directors observed favorably that all of the Portfolios were ranked in Broadridge’s first or second quartile (meaning lowest expenses) for net total expenses within their respective category groups at December 31, 2025, with 25 of the 30 Portfolios ranking in the first quartile.
Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios (as modified by the applicable expense waivers and fee caps) were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.
Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors based upon its relationship with the Portfolios. The directors considered Mason Street Advisors’
pricing methodology for its services as investment adviser. The directors considered Mason Street Advisors’ presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the
Portfolios on an aggregate and a per portfolio basis, and reviewed Mason Street Advisors’ allocation methodology with respect

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
to its revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of expenses in each Portfolio’s respective Broadridge peer group and fund group category and the ranking of each Portfolio within the applicable peer group and fund group category. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors considered services provided by affiliates of
Mason Street Advisors.
The directors considered the allocation of fees as between Mason Street Advisors and each Sub-Adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for the Portfolios. As part of the allocation of fees, the Board considered Mason Street Advisors’ increase in the advisory fee waivers for the Focused
Appreciation Portfolio and Research International Core Portfolio. The directors noted further MSA’s decision to retain all other existing advisory fee waivers and expense caps for an additional one-year period.
The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios, including (as applicable) the participation of fund families advised by certain sub-advisers to the Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason Street
Advisors, the participation of such fund families in a mutual fund partner program offered by such brokerage affiliate of Mason
Street Advisors, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors.
The directors received information about Mason Street Advisors’ ongoing reliance on Rule 12d1-4 under the Investment
Company Act of 1940, as amended, to operate each of the Active/Passive Allocation Suite as fund of funds on a going forward basis. The directors considered the full scope of services provided by Mason Street Advisors to the Active/Passive Allocation
Suite, and Mason Street Advisors’ view that the fees it received under the Advisory Agreement relating to the those Portfolios were based on services that were in addition to and not duplicative of the services provided by any funds acquired by the
Portfolios comprising the Active/Passive Allocation Suite in reliance on Rule 12d1-4 (“acquired funds”). The directors considered that Mason Street Advisors has in place an advisory fee waiver agreement with respect to each Portfolio comprising the Active/
Passive Allocation Suite that results in an advisory fee that compensates Mason Street Advisors appropriately for the services provided to the Portfolios. Moreover, the directors were apprised that MSA had evaluated the complexity of the structure and fees and expenses associated with those Portfolios’ investments in acquired funds and had found that the fees and expenses associated with the Portfolios comprising the Active/Passive Allocation Suite did not duplicate the fees and expenses of any acquired fund, as required by Rule 12d1-4.
The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability provided for each
Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability arising from each of the Portfolios was not excessive.
Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered that breakpoints are contained in the advisory fee schedules for 19 of the 30 Portfolios and further considered the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also considered Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those portfolios were ranked the lowest or close to the lowest in terms of total expenses of each portfolio’s respective peer group as determined by Broadridge or benefited from advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street
Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. The Board also considered that Mason Street Advisors was able to obtain sub-advisory fee reductions with a number of sub-advisers in recent years, including sub-adviser fee reductions in 2025 related to the Emerging Markets Equity Portfolio, High Yield Bond Portfolio, Short-Term Bond Portfolio, and Small Cap Value Portfolio.
Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory
Agreement, each Portfolio’s fee structures reflected appropriate economies of scale for the benefit of Portfolio investors.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
Continuation of the Sub-Advisory Agreements between Mason Street Advisors and Certain Sub-Advisers
At its February 26, 2026 and June 4, 2026 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Sub-Advisory Agreements with respect to the related Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective
Sub-Advised Portfolios. In addition to the information presented by and about such Sub-Advisers during the course of those meetings, the directors also had each Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Sub-Advisory Agreements. The directors also had Mason Street Advisors’ Executive Summary and Overview of each Sub-Adviser and other materials prepared by Mason Street Advisors. The materials contained detailed information on organizational and management structures, client base, performance over multiple time periods, expenses, brokerage commissions, portfolio turnover, style consistency, key portfolio statistics and metrics, and other factors with respect to each of the Sub-Advised Portfolios. The materials also contained an analysis of the Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each Sub-
Adviser. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Sub-
Adviser.
The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Sub-
Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a portfolio-by-portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.
Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Sub-Adviser’s services, the directors reviewed each Sub-Adviser’s financial strength and stability, assets under management and overall reputation. The directors evaluated the investment strategies employed by each Sub-Adviser, as well as the personnel providing such services with respect to the Sub-Advised Portfolio. In particular, the directors considered presentations given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. The directors also considered
Mason Street Advisors’ reports on due diligence visits and conference calls that had been conducted with the Sub-Advisers.
With respect to the Sub-Advisory Agreements reviewed in February, the directors made positive remarks concerning the process enhancements the Wellington representatives had noted in their presentation, as well as personnel changes. The directors expressed continued confidence in Wellington’s ability as a sub-adviser. With respect to Northern Trust, the directors were satisfied with the performance of Northern Trust as sub-adviser for the Index 400 Stock and Index 600 Stock Portfolios.
The directors expressed no concerns with either Sub-Adviser’s financial stability, financial strength or other firm-level matters.
With respect to the Sub-Advisory Agreements considered for continuance in June, the directors noted no concerns with overall financial strength or stability of any of the Sub-Advisers. In particular, the directors made favorable remarks concerning the presentation by Aberdeen, especially the firm’s analysis of macroeconomic trends. With respect to MFS, the directors appreciated the presenters’ candor in speaking to certain challenges in security selection and sector weightings, as well as their descriptions of the process enhancements the firm has implemented. With respect to Dodge & Cox, the directors spoke positively about the firm’s culture. Concerning JPMIM, the directors discussed the depth of research that was evident from the presenters’ market commentary. With respect to FIAM, the directors commented on the overall high quality of the presentation, as well as the portfolio manager’s personal ownership approach to the straegy and the Portfolio. The directors also considered information from each of the Sub-Advisers concerning various organizational changes at the firms, including certain retirements and personnel transitions, and any impact those changes might cause to the management of the relevant
Portfolios, if any.

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
The directors also considered each Sub-Adviser’s investment philosophy and process and the scope of services provided by the Sub-Advisers. Consideration was also given to the Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Based on their review of these factors, their discussions with the Sub-Advisers, and their experience with the services provided by the Sub-Advisers for the respective
Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory
Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each
Sub-Adviser in providing those services, and were satisfied with the experience and capabilities of the Sub-Advisers and the personnel associated with the Sub-Advised Portfolios.
Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over multiple time periods. In addition to considering performance for each Sub-Advised Portfolio for both short- and long-term periods, the directors considered: (i) a comparison of each Sub-Advised Portfolio’s one-, three-, and five-year (as applicable)
performance to the returns of appropriate industry benchmarks and indices, and to the performance averages of each Sub-
Advised Portfolio’s respective Broadridge fund group categories for the same periods; (ii) the Broadridge overall star rating for each Sub-Advised Portfolio; and (iii) the Broadridge performance rankings for each Sub-Advised Portfolio for the one-, three-
and five-year time periods (as applicable). The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices and viewed this information as providing an objective comparative measure against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.
The directors observed that any underperformance related to the Small Cap Growth Stock and Large Cap Core Stock Portfolios
was explainable based on Wellington’s investment thesis and strategies. The directors appreciated the information provided by the firm concerning personnel changes and process enhancements that have been implemented with respect to both
Portfolios. With respect to Northern Trust, the directors noted that the performance achieved by Northern Trust for the Index
400 Stock and Index 600 Stock Portfolios had been consistent with the underlying indices.
The directors identified no material concerns with respect to the overall performance of Portfolios sub-advised by JPMIM,
Aberdeen, Dodge & Cox, or FIAM. With respect to MFS, the directors appreciated the presenters directly addressing the performance issues of the strategy. The directors additionally commented that the details provided by the MFS presenters helped them understand the changes the MFS investment team has made and why they expect performance outcomes to change. With respect to Aberdeen, the directors made positive remarks concerning the Portfolio’s performance over the trailing one-year period. The directors additionally noted the positive performance for the International Equity Portfolio, sub-
advised by Dodge & Cox. With respect to FIAM, the directors observed the Portfolio’s performance results, emphasizing that it had been consistently strong over time, with only minor variations. The directors also expressed confidence in the personnel and investment processes in place at each of the firms.
In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. While attentive to short-term performance and what it might indicate, the directors generally placed greater emphasis on longer-term performance. For the reasons set forth above, the Board concluded that, considering investment performance within the context of its overall determinations regarding the Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.
Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Sub-Advisory Agreements. The directors considered the fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Sub-Advisers for similarly-managed accounts. In considering the level of management fees, the directors evaluated the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason
Street Advisors with respect to each Sub-Advised Portfolio (as applicable).

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
As part of their evaluation, the directors reviewed an independent analysis prepared by Broadridge of comparative expense data for each Sub-Advised Portfolio. Broadridge provided data as of December 31, 2025 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds utilized in connection with variable insurance products sharing a similar investment classification, objective and asset allocation, each as selected by Broadridge. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios.
The directors considered that 9 of the 10 Sub-Advised Portfolios whose sub-advisory agreements were approved for renewal at the February and June meetings were ranked in Broadridge’s first, most favorable, quartile for total expenses for the period ended December 31, 2025, while the remaining Sub-Advised Portfolio ranked in Broadridge’s second quartile for the same period.
The directors also reviewed the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios. The directors took into consideration the advisory fee waiver and/or expense limitation agreements that were in place with respect to each of the Sub-Advised Portfolios whose sub-advisory agreement was approved for renewal, except for the Small Cap
Growth Stock Portfolio, which ranked in the first quartile of its peer group for both net and total expenses (meaning lowest expenses).
Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios.
Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors from the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ presentations to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Sub-
Advised Portfolios on an aggregate and a per portfolio basis, and Mason Street Advisors’ allocation methodology with respect to revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the expense-based rankings of each Sub-Advised Portfolio within the each Portfolio’s respective Broadridge peer group category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided. The directors recognized that sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and each Sub-Adviser. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information is developed using a variety of assumptions and factors. The directors concluded that they had received sufficient information to evaluate the Sub-Advisers’ costs and profitability.
The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including (as applicable) the participation of fund families advised by certain
Sub-Advisers to the Sub-Advised Portfolios on the retail brokerage platform maintained by a brokerage affiliate of Mason
Street Advisors, the participation of such fund families in a certain mutual fund partner program offered by such brokerage affiliate, and the payment of fees by the fund families based upon participation on the brokerage platform and the mutual fund partner program maintained by the brokerage affiliate of Mason Street Advisors. The directors also reviewed information concerning certain of the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised
Portfolios, and the profits realized by Mason Street Advisors and the Sub-Advisers due to their relationship with the Sub-
Advised Portfolios, were not excessive.
Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Sub-Advised Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the International Growth, Research International Core, Large Cap Blend, Emerging Markets Equity

Approval and Continuance of Investment Advisory and Sub-Advisory
Agreements (unaudited)
and Index 600 Stock Portfolios, and the fee waiver arrangements in place with respect to the Mid Cap Growth Stock, Large Cap
Core Stock, Large Cap Blend, International Equity, International Growth, Research International Core, Emerging Markets Equity
and Index 400 Stock Portfolios. The directors also considered the total assets and expense ratio of each Sub-Advised Portfolio.
Based on this information, the Board concluded, within the context of its overall determinations regarding the Sub-Advisory
Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such
Portfolio’s investors.
Other Information . The directors were presented with other information to assist them in their consideration of the continuation of the Advisory Agreement, and the Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Sub-Advisers’
brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which a
Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Sub-Adviser’s code of ethics, approach to portfolio manager compensation, and succession planning, as well as information supplied by the Sub-Advisers related to their cybersecurity programs and business continuity plans, and other matters they deemed relevant.
Conclusions of the Directors . Based on a consideration of the foregoing, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement as being in the best interests of each Portfolio.

REPORT ON FORM N-CSR
RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

(b) Financial Highlights are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 8.            Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

                        None.

Item 9.            Proxy Disclosures for Open-End Management Investment Companies

None.

Item 10.          Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Directors’ and Officers’ fees paid by the fund are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 11.          Statement Regarding Basis for Approval of Investment Advisory Contract

Full list of the approved investment advisory contracts are included within the Semi-Annual Financial Statements and Other Information filed under Item 7(a) of this Form.

Item 12.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                        Not applicable.

Item 13.          Portfolio Managers of Closed-End Management Investment Companies.

                        Not applicable.

Item 14.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                        Not applicable.

Item 15.          Submission of Matters to a Vote of Security Holders

                        Not applicable.

Item 16.          Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing, as required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.          Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                        Not applicable.

Item 18.          Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.          Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson
President and Principal Executive Officer

Date:   August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul A. Mikelson
Paul A. Mikelson
President and Principal Executive Officer

Date:   August 17, 2026

By:      /s/ Phillip J. Rinzel
Phillip J. Rinzel
Treasurer and Principal Financial Officer

Date:   August 17, 2026